UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22135

Innovator ETFs Trust

(Exact name of registrant as specified in charter)

200 W Front Street

Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, New Castle County, Delaware 19808
(Name and address of agent for service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

320 South Canal Street

Chicago, Illinois 60606
(Name and address of agent for service)

800-208-5212

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)

Innovator Buffer Step-Up Strategy ETF®
BSTP (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Buffer Step-Up Strategy ETF® for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BSTP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Buffer Step-Up Strategy ETF	$100	0.89%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to provide risk-managed exposure to the SPDR S&P 500 ETF Trust (SPY). The Fund seeks to provide an alternative to managing and evaluating a series of buffer strategies, seeking to provide the upside of the SPY while mitigating downside losses with 9% or 15% built-in buffers.
Through the Options Portfolio, the Fund will seek to participate in the price return of the SPY, subject to investment gains up to a limit, and provide protection against SPY losses up to a limit.
The Sub-Adviser will actively monitor the performance of the Options Portfolio and, if certain criteria are met, rebalance or “step-up” the portfolio to protect capital or capture portfolio gains experienced by the Fund, depending on its evaluation of market conditions.
During the 12 months ended October 31, 2024, gains were largely driven by tech and the market interest in AI, coupled with the expectation of a possible soft landing. Market breadth widened in the latter half of the time period, but remained fairly narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Buffer Step-Up Strategy ETF®	PAGE 1	TSR-AR-45783Y731

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/07/2022)
Innovator Buffer Step-Up Strategy ETF NAV	25.01	9.60
S&P 500 TR	38.02	14.00
S&P 500	36.04	12.23
Visit https://www.innovatoretfs.com/etf/?ticker=BSTP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$64,169,183
Number of Holdings	4
Net Advisory Fee	$490,364
Portfolio Turnover	0%
30-Day SEC Yield	-0.87%
30-Day SEC Yield Unsubsidized	-0.87%
Visit https://www.innovatoretfs.com/etf/?ticker=BSTP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.82	98.9%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.81	5.2%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $659.71	-1.1%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $522.16	-3.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BSTP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Buffer Step-Up Strategy ETF®	PAGE 2	TSR-AR-45783Y731

Innovator Deepwater Frontier Tech ETF
LOUP (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Deepwater Frontier Tech ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LOUP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Deepwater Frontier Tech ETF	$87	0.70%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.
Over this same period, LOUP outperformed the Nasdaq-100, largely attributable to its allocations to industrials and its security selection within large caps.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Deepwater Frontier Tech ETF	PAGE 1	TSR-AR-45782C862

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/24/2018)
Innovator Deepwater Frontier Tech ETF NAV	47.59	15.95	11.57
S&P 500 TR	38.02	15.27	13.79
Dow Jones Global Index TR	32.55	10.91	9.52
Deepwater Frontier Tech Index Total Return	48.99	16.81	12.31
Visit https://www.innovatoretfs.com/etf/?ticker=LOUP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$57,113,362
Number of Holdings	31
Net Advisory Fee	$356,102
Portfolio Turnover	165%
30-Day SEC Yield	-0.37%
30-Day SEC Yield Unsubsidized	-0.37%
Visit https://www.innovatoretfs.com/etf/?ticker=LOUP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Sectors	(%)
Technology	50.1%
Communications	15.1%
Consumer, Non-cyclical	12.0%
Industrial	8.9%
Consumer, Cyclical	5.5%
Financial	5.4%
Basic Materials	2.9%
Cash & Other	0.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=LOUP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Deepwater Frontier Tech ETF	PAGE 2	TSR-AR-45782C862

Innovator Equity Managed Floor ETF®
SFLR (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Equity Managed Floor ETF® for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=SFLR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Managed Floor ETF	$101	0.89%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the 12 months ended October 31, 2024, SFLR generated a total return of 26.97%. Over the same period, the S&P 500 Total Return Index returned 38.02%. The options overlay portion of the portfolio is comprised of two components: short-dated call selling (“Calls”) and long-dated put buying (“Puts”). Both components detracted from the fund’s return, with the calls generating a 4.89% loss and the puts contributing a 2.83% loss.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/08/2022)
Innovator Equity Managed Floor ETF NAV	26.97	19.05
S&P 500 TR	38.02	24.27
S&P 500	36.04	22.35
Solactive GBS United States 500 Index TR	38.61	24.89
Visit https://www.innovatoretfs.com/etf/?ticker=SFLR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Innovator Equity Managed Floor ETF®	PAGE 1	TSR-AR-45783Y673

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$513,268,763
Number of Holdings	230
Net Advisory Fee	$2,265,817
Portfolio Turnover	9%
30-Day SEC Yield	0.43%
30-Day SEC Yield Unsubsidized	0.43%
Visit https://www.innovatoretfs.com/etf/?ticker=SFLR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Sectors	(%)
Technology	29.7%
Consumer, Non-cyclical	15.5%
Communications	15.3%
Financial	14.5%
Consumer, Cyclical	8.2%
Industrial	6.8%
Energy	3.3%
Utilities	2.4%
Basic Materials	1.6%
Cash & Other	2.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=SFLR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Managed Floor ETF®	PAGE 2	TSR-AR-45783Y673

Innovator Gradient Tactical Rotation Strategy ETF
IGTR (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Gradient Tactical Rotation Strategy ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IGTR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Gradient Tactical Rotation Strategy ETF	$90	0.80%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s strategy seeks to identify the global market segment displaying the strongest price momentum metrics. The strategy utilizes a rules-based, two-factor approach to create tactical investment opportunities. During the 12 months ended October 31, 2024, IGTR generated a total return of 24.91%. Over the same period, the S&P Global BMI Index returned 32.78%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/16/2022)
Innovator Gradient Tactical Rotation Strategy ETF NAV	24.91	3.43
S&P 500 TR	38.02	22.40
S&P Global BMI TR	32.78	18.18
Visit https://www.innovatoretfs.com/etf/?ticker=IGTR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Innovator Gradient Tactical Rotation Strategy ETF	PAGE 1	TSR-AR-45783Y665

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$151,773,389
Number of Holdings	134
Net Advisory Fee	$1,420,364
Portfolio Turnover	458%
30-Day SEC Yield	1.59%
30-Day SEC Yield Unsubsidized	1.59%
Visit https://www.innovatoretfs.com/etf/?ticker=IGTR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Sectors	(%)
Financial	27.9%
Communications	17.4%
Technology	16.4%
Energy	8.6%
Industrial	8.4%
Consumer, Cyclical	6.9%
Consumer, Non-cyclical	5.4%
Basic Materials	5.3%
Diversified	0.8%
Cash & Other	2.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IGTR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Gradient Tactical Rotation Strategy ETF	PAGE 2	TSR-AR-45783Y665

Innovator Hedged Nasdaq-100® ETF
QHDG (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Hedged Nasdaq-100® ETF for the period of August 19, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QHDG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Hedged Nasdaq-100 ETF	$16	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is designed to be a conservative growth equity solution that seeks to provide capital appreciation and a level of hedged downside protection over the Nasdaq-100® via an options hedge overlay.
Since its inception on August 19, 2024, through October 31, 2024, QHDG generated a total return of 1.44%. Over the same period, the Nasdaq-100 Total Return Index returned 0.76%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/19/2024)
Innovator Hedged Nasdaq-100 ETF NAV	1.43
NASDAQ 100 Total Return Index	0.76
NASDAQ 100 Index	0.63
Visit https://www.innovatoretfs.com/etf/?ticker=QHDG for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Innovator Hedged Nasdaq-100® ETF	PAGE 1	TSR-AR-45783Y152

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$5,712,476
Number of Holdings	104
Net Advisory Fee	$6,268
Portfolio Turnover	13%
Visit https://www.innovatoretfs.com/etf/?ticker=QHDG for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Sectors	(%)
Technology	47.8%
Communications	26.1%
Consumer, Non-cyclical	11.2%
Consumer, Cyclical	8.8%
Industrial	1.6%
Basic Materials	1.4%
Utilities	1.4%
Energy	0.5%
Financial	0.2%
Cash & Other	1.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QHDG.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Hedged Nasdaq-100® ETF	PAGE 2	TSR-AR-45783Y152

Innovator IBD® 50 ETF
FFTY (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator IBD® 50 ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=FFTY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator IBD® 50 ETF	$92	0.80%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Innovator IBD® 50 ETF seeks to track the investment results of the IBD® 50 Index. IBD® 50 is Investor’s Business Daily’s signature investing tool—targeting companies that are generating outstanding profit growth, big sales increases, wide profit margins and a high return on equity.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
FFTY delivered a strong positive return over the same period, but trailed the S&P 500, largely attributable to its allocation to financials and midcaps.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/08/2015)
Innovator IBD® 50 ETF NAV	28.98	-3.57	1.08
S&P 500 TR	38.02	15.27	13.15
IBD® 50 Total Return Index	30.68	-2.92	2.13**
Visit https://www.innovatoretfs.com/etf/?ticker=FFTY for more recent performance information.
Innovator IBD® 50 ETF	PAGE 1	TSR-AR-45782C102

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Since Inception return is -2.37% from the date the Fund began tracking the IBD® 50 Total Return Index, November 20, 2017.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$62,732,507
Number of Holdings	51
Net Advisory Fee	$415,648
Portfolio Turnover	1,304%
30-Day SEC Yield	-0.46%
30-Day SEC Yield Unsubsidized	-0.61%
Visit https://www.innovatoretfs.com/etf/?ticker=FFTY for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Sectors	(%)
Technology	33.7%
Industrial	24.0%
Consumer, Non-cyclical	20.9%
Communications	7.7%
Consumer, Cyclical	7.1%
Financial	6.1%
Cash & Other	0.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=FFTY.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator IBD® 50 ETF	PAGE 2	TSR-AR-45782C102

Innovator IBD® Breakout Opportunities ETF
BOUT (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator IBD® Breakout Opportunities ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BOUT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator IBD® Breakout Opportunities ETF	$91	0.80%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Innovator IBD® Breakout Opportunities ETF seeks to provide exposure to the investment results of the IBD® Breakout Stocks Index. The Index leverages decades of Investor’s Business Daily research and seeks to identify stock breakout opportunities, or stocks poised to experience a period of sustained price growth beyond the security’s recent “resistance level”, with consideration for various market conditions.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
BOUT delivered a strong positive return over the same period, but trailed the S&P 500, largely attributable to its allocations to information technology and small caps.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/12/2018)
Innovator IBD® Breakout Opportunities ETF NAV	27.45	14.06	6.88
S&P 500 TR	38.02	15.27	13.62
IBD® Breakout Stocks Total Return Index	29.04	15.59	8.26
Visit https://www.innovatoretfs.com/etf/?ticker=BOUT for more recent performance information.
Innovator IBD® Breakout Opportunities ETF	PAGE 1	TSR-AR-45782C763

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$12,791,130
Number of Holdings	42
Net Advisory Fee	$103,612
Portfolio Turnover	1,448%
30-Day SEC Yield	0.07%
30-Day SEC Yield Unsubsidized	0.07%
Visit https://www.innovatoretfs.com/etf/?ticker=BOUT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Sectors	(%)
Technology	28.6%
Financial	21.0%
Communications	19.2%
Consumer, Non-cyclical	11.6%
Consumer, Cyclical	9.4%
Industrial	5.3%
Management of Companies and Enterprises	4.4%
Basic Materials	0.5%
Cash & Other	0.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BOUT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator IBD® Breakout Opportunities ETF	PAGE 2	TSR-AR-45782C763

Innovator Laddered Allocation Buffer ETF™
BUFB (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Laddered Allocation Buffer ETF™ for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BUFB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Laddered Allocation Buffer ETF	$11	0.10%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide investors with returns of the MerQube U.S. Large Cap Equity Buffer Laddered Index. The Index is comprised of the shares of twelve Innovator U.S. Equity Buffer ETFs (Underlying ETFs), the investment in which seeks to provide investors with U.S. large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of the Underlying ETFs. Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of its respective Outcome Period. Unlike the Underlying ETFs, the Fund itself does not pursue a defined outcome strategy. The Buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated Buffer against losses.
The S&P 500 Index delivered strong performance during the 12 months ended October 31, 2024. Gains were largely driven by tech and the market interest in AI, coupled with the expectation of a possible soft landing. Market breadth widened in the latter half of the time period, but remained fairly narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Laddered Allocation Buffer ETF™	PAGE 1	TSR-AR-45783Y756

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/08/2022)
Innovator Laddered Allocation Buffer ETF NAV	26.25	9.12
S&P 500 TR	38.02	10.64
MerQube US Large Cap Equity Buffer Laddered Index	26.35	9.22
Visit https://www.innovatoretfs.com/etf/?ticker=BUFB for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$164,197,316
Number of Holdings	13
Net Advisory Fee	$111,599
Portfolio Turnover	2%
30-Day SEC Yield	-0.06%
30-Day SEC Yield Unsubsidized	-0.06%
Visit https://www.innovatoretfs.com/etf/?ticker=BUFB for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
Innovator U.S. Equity Buffer ETF - November	8.4%
Innovator U.S. Equity Buffer ETF -December	8.4%
Innovator U.S. Equity Buffer ETF - January	8.4%
Innovator U.S. Equity Buffer ETF - February	8.4%
Innovator U.S. Equity Buffer ETF - May	8.3%
Innovator U.S. Equity Buffer ETF - June	8.3%
Innovator U.S. Equity Buffer ETF - March	8.3%
Innovator U.S. Equity Buffer ETF - August	8.3%
Innovator U.S. Equity Buffer ETF April	8.3%
Innovator U.S. Equity Buffer ETF - September	8.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BUFB.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Laddered Allocation Buffer ETF™	PAGE 2	TSR-AR-45783Y756

Innovator Laddered Allocation Power Buffer ETF™
BUFF (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Laddered Allocation Power Buffer ETF™ for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BUFF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Laddered Allocation Power Buffer ETF	$11	0.10%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide investors with returns of the FTSE Laddered Power Buffer Strategy Index (Index). The Index is comprised of the shares of twelve Innovator U.S. Equity Power Buffer ETFs (Underlying ETFs), the investment in which seeks to provide investors with U.S. large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of the Underlying ETFs. Under normal market conditions, the Fund will invest substantially all of its assets in the Underlying ETFs, which seek to provide investors with returns that match the price return of the SPDR® S&P 500® ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of its respective Outcome Period. Unlike the Underlying ETFs, the Fund itself does not pursue a defined outcome strategy. The Buffer is only provided by the Underlying ETFs and the Fund itself does not provide any stated Buffer against losses.
The S&P 500 Index delivered strong performance during the 12 months ended October 31, 2024. Gains were largely driven by tech and the market interest in AI, coupled with the expectation of a possible soft landing. Market breadth widened in the latter half of the time period, but remained fairly narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Laddered Allocation Power Buffer ETF™	PAGE 1	TSR-AR-45783Y814

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/19/2016)
Innovator Laddered Allocation Power Buffer ETF NAV	19.33	4.27	8.12
S&P 500 TR	38.02	15.27	14.95
FTSE Laddered Power Buffer Strategy Price Return Index	19.42		8.29**
Visit https://www.innovatoretfs.com/etf/?ticker=BUFF for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Since Inception return is cumulative and from the date the Fund began tracking the FTSE Laddered Power Buffer Strategy Price Return Index.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$482,497,192
Number of Holdings	13
Net Advisory Fee	$410,602
Portfolio Turnover	1%
30-Day SEC Yield	-0.05%
30-Day SEC Yield Unsubsidized	-0.05%
Visit https://www.innovatoretfs.com/etf/?ticker=BUFF for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
Innovator U.S. Equity Power Buffer ETF - December	8.4%
Innovator U.S. Equity Power Buffer ETF - November	8.4%
Innovator U.S. Equity Power Buffer ETF - January	8.4%
Innovator U.S. Equity Power Buffer ETF - February	8.3%
Innovator U.S. Equity Power Buffer ETF - May	8.3%
Innovator U.S. Equity Power Buffer ETF - March	8.3%
Innovator U.S. Equity Power Buffer ETF - June	8.3%
Innovator U.S. Equity Power Buffer ETF - April	8.3%
Innovator U.S. Equity Power Buffer ETF - September	8.3%
Innovator U.S. Equity Power Buffer ETF - August	8.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BUFF.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Laddered Allocation Power Buffer ETF™	PAGE 2	TSR-AR-45783Y814

Innovator Nasdaq-100 Managed Floor ETF®
QFLR (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Nasdaq-100 Managed Floor ETF® for the period of January 24, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QFLR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Nasdaq-100 Managed Floor ETF	$72	0.89%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Since its inception on January 24, 2024, through October 31, 2024, QFLR generated a total return of 10.11%. Over the same period, the Nasdaq-100 Total Return Index returned 14.38%. The options overlay portion of the portfolio is comprised of two components: short-dated call selling (“Calls”) and long-dated put buying (“Puts”). The calls contributed a loss of 2.13%, while the puts contributed a loss of 2.37%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/24/2024)
Innovator Nasdaq-100 Managed Floor ETF NAV	10.11
NASDAQ 100 Total Return Index	14.38
NASDAQ 100 Index	13.66
Visit https://www.innovatoretfs.com/etf/?ticker=QFLR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Innovator Nasdaq-100 Managed Floor ETF®	PAGE 1	TSR-AR-45783Y681

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$207,760,873
Number of Holdings	50
Net Advisory Fee	$816,897
Portfolio Turnover	20%
30-Day SEC Yield	-0.08%
30-Day SEC Yield Unsubsidized	-0.08%
Visit https://www.innovatoretfs.com/etf/?ticker=QFLR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Sectors	(%)
Technology	47.7%
Communications	23.6%
Consumer, Cyclical	11.9%
Consumer, Non-cyclical	10.9%
Finance and Insurance	1.9%
Utilities	1.5%
Energy	0.8%
Cash & Other	1.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QFLR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Nasdaq-100 Managed Floor ETF®	PAGE 2	TSR-AR-45783Y681

Innovator Power Buffer Step-Up Strategy ETF®
PSTP (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Power Buffer Step-Up Strategy ETF® for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PSTP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Power Buffer Step-Up Strategy ETF	$97	0.89%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to provide risk-managed exposure to the SPDR S&P 500 ETF Trust (SPY). The Fund seeks to provide an alternative to managing and evaluating a series of buffer strategies, seeking to provide the upside of the SPY while mitigating downside losses with 9% or 15% built-in buffers.
Through the Options Portfolio, the Fund will seek to participate in the price return of the SPY, subject to investment gains up to a limit, and provide protection against SPY losses up to a limit.
The Sub-Adviser will actively monitor the performance of the Options Portfolio and, if certain criteria are met, rebalance or “step-up” the portfolio to protect capital or capture portfolio gains experienced by the Fund, depending on its evaluation of market conditions.
During the 12 months ended October 31, 2024, gains were largely driven by tech and the market interest in AI, coupled with the expectation of a possible soft landing. Market breadth widened in the latter half of the time period, but remained fairly narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Power Buffer Step-Up Strategy ETF®	PAGE 1	TSR-AR-45783Y723

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/07/2022)
Innovator Power Buffer Step-Up Strategy ETF NAV	19.06	7.87
S&P 500 TR	38.02	14.00
S&P 500	36.04	12.23
Visit https://www.innovatoretfs.com/etf/?ticker=PSTP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$96,492,107
Number of Holdings	4
Net Advisory Fee	$761,515
Portfolio Turnover	0%
30-Day SEC Yield	-0.87%
30-Day SEC Yield Unsubsidized	-0.87%
Visit https://www.innovatoretfs.com/etf/?ticker=PSTP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.67	98.8%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.73	5.2%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $640.14	-1.9%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $487.68	-2.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PSTP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Power Buffer Step-Up Strategy ETF®	PAGE 2	TSR-AR-45783Y723

Innovator S&P Investment Grade Preferred ETF
EPRF (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator S&P Investment Grade Preferred ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EPRF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator S&P Investment Grade Preferred ETF	$52	0.47%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
EPRF is the only 100% investment grade preferred ETF available. Investment grade preferred stocks tend to have more duration than benchmark preferred stocks because their higher credit quality typically means they are structured as perpetual cash flows (no maturity).
During the 12 months ended October 31, 2024, longer-term rates declined and pushed preferred stock prices higher. Preferred stocks were one of the best performing fixed income asset classes, outperforming Treasuries, investment grade, and high yield corporates.
Over the time period listed above, EPRF performed mostly in line with preferred stock benchmarks. The risk-on environment did not materially impact EPRF, with its higher credit quality. Even after its recent price rally, the asset class continues to provide attractive yields.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator S&P Investment Grade Preferred ETF	PAGE 1	TSR-AR-45783Y822

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/23/2016)
Innovator S&P Investment Grade Preferred ETF NAV	22.36	0.88	2.23
S&P 500 TR	38.02	15.27	14.92
S&P U.S. Aggregate Bond Index	10.15	0.13	1.35
S&P U.S. High Quality Preferred Stock Index TR	22.74	1.22	2.68
Visit https://www.innovatoretfs.com/etf/?ticker=EPRF for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$107,157,089
Number of Holdings	73
Net Advisory Fee	$508,747
Portfolio Turnover	33%
Average Credit Quality	AAA
Effective Duration	2 yrs
Visit https://www.innovatoretfs.com/etf/?ticker=EPRF for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	9.1%
Enstar Group Ltd.	5.0%
Apollo Global Management, Inc.	4.8%
Voya Financial, Inc.	4.7%
Hartford Financial Services Group, Inc.	4.6%
State Street Corp.	4.6%
Axis Capital Holdings Ltd.	4.5%
Northern Trust Corp.	4.4%
Agree Realty Corp.	4.3%
Cullen/Frost Bankers, Inc.	4.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EPRF.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator S&P Investment Grade Preferred ETF	PAGE 2	TSR-AR-45783Y822

Innovator U.S. Small Cap Managed Floor ETF®
RFLR (Principal U.S. Listing Exchange: NYSE Arca)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Small Cap Managed Floor ETF® for the period of September 16, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=RFLR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Managed Floor ETF	$11	0.89%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Since its inception on September 16, 2024, through October 31, 2024, RFLR generated a total return of 1.92%. Over the same period, the Russell 2000 returned 0.34%. The options overlay portion of the portfolio is comprised of two components: short-dated call selling (“Calls”) and long-dated put buying (“Puts”). The calls contributed a gain of 1.58%, while the puts contributed a loss of 0.29%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/16/2024)
Innovator U.S. Small Cap Managed Floor ETF NAV	1.92
Russell 2000 Total Return Index	0.46
Russell 2000	0.34
Solactive United States 2000 Index TR	0.70
Visit https://www.innovatoretfs.com/etf/?ticker=RFLR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Innovator U.S. Small Cap Managed Floor ETF®	PAGE 1	TSR-AR-45784N502

KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$3,821,912
Number of Holdings	1,227
Net Advisory Fee	$3,410
Portfolio Turnover	24%
30-Day SEC Yield	0.61%
30-Day SEC Yield Unsubsidized	0.61%
Visit https://www.innovatoretfs.com/etf/?ticker=RFLR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Sectors	(%)
Financial	25.0%
Consumer, Non-cyclical	21.4%
Industrial	12.9%
Consumer, Cyclical	12.9%
Technology	9.6%
Energy	4.0%
Communications	3.7%
Basic Materials	3.4%
Finance and Insurance	2.3%
Cash & Other	4.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=RFLR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Managed Floor ETF®	PAGE 2	TSR-AR-45784N502

Innovator Uncapped Accelerated U.S. Equity ETF™
XUSP (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Uncapped Accelerated U.S. Equity ETF™ for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XUSP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Uncapped Accelerated U.S. Equity ETF	$99	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund is actively managed and seeks to provide investors with the potential for rates of return that outperform the price return of the SPDR® S&P 500® ETF Trust (SPY) after achieving performance thresholds.
In markets where the S&P 500 Index is down, the Fund is designed to match the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund has potential to outperform the S&P 500 Index during periods where SPY achieves sustained positive performance.
The S&P 500 Index delivered strong performance during the 12 months ended October 31, 2024. Gains were largely driven by tech and the market interest in AI, coupled with the expectation of a possible soft landing. Market breadth widened in the latter half of the time period, but remained fairly narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/10/2022)
Innovator Uncapped Accelerated U.S. Equity ETF NAV	50.11	18.15
S&P 500 TR	38.02	16.45
S&P 500	36.04	14.64
Visit https://www.innovatoretfs.com/etf/?ticker=XUSP for more recent performance information.
Innovator Uncapped Accelerated U.S. Equity ETF™	PAGE 1	TSR-AR-45783Y699

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$34,085,234
Number of Holdings	12
Net Advisory Fee	$188,427
Portfolio Turnover	0%
30-Day SEC Yield	-0.78%
30-Day SEC Yield Unsubsidized	-0.78%
Visit https://www.innovatoretfs.com/etf/?ticker=XUSP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.79	25.8%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.25	24.7%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $4.80	23.8%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $5.49	23.4%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $499.08	5.6%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $549.22	3.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $571.43	2.6%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $602.45	2.1%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.78	-2.0%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.24	-2.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XUSP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Uncapped Accelerated U.S. Equity ETF™	PAGE 2	TSR-AR-45783Y699

Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly
TFJL (Principal U.S. Listing Exchange: Cboe BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TFJL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	$82	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares 20+ Year U.S. Treasury ETF (TLT) up to a stated upside Cap, while limiting downside losses to TLT by the amount of its stated Floor over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the I.C.E US Treasury 20+ Year Index is down, the risk mitigation attributes of the stated Floor provide an opportunity for the Fund to soften market losses during the reporting period and outperform the I.C.E US Treasury 20+ Year Index. Alternatively, in markets where the I.C.E US Treasury 20+ Year Index is appreciating, the risk mitigation attributes of the Floor may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Floor will also cause the Fund to experience different returns than TLT.
The year ended October 31, 2024, was mixed for 20+ Year Treasuries, reflecting shifts in the rate environment and evolving market expectations. Performance for the period finished moderately positive, with a rally in longer-duration bonds in Q3 2024 driven by signs of easing inflation and softer economic data. However, renewed strength in the economy later in the period, coupled with persistent uncertainty over Federal Reserve policy, led to rising long-term yields, tempering gains and introducing volatility.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly	PAGE 1	TSR-AR-45782C243

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/17/2020)
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly NAV	8.79	-4.72
S&P U.S. Aggregate Bond Index	10.15	-1.36
ICE US Treasury 20+ Year Index Excluding Transaction Costs	15.22	-10.39
Visit https://www.innovatoretfs.com/etf/?ticker=TFJL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$76,624,113
Number of Holdings	3
Net Advisory Fee	$390,417
Portfolio Turnover	0%
30-Day SEC Yield	-0.78%
30-Day SEC Yield Unsubsidized	-0.78%
Visit https://www.innovatoretfs.com/etf/?ticker=TFJL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares 20+ Year Treasury Bond ETF, Expiration: 12/31/2024; Exercise Price: $0.25	96.8%
iShares 20+ Year Treasury Bond ETF, Expiration: 12/31/2024; Exercise Price: $93.19	3.3%
iShares 20+ Year Treasury Bond ETF, Expiration: 12/31/2024; Exercise Price: $107.90	-0.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=TFJL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly	PAGE 2	TSR-AR-45782C243

Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July
TBJL (Principal U.S. Listing Exchange: Cboe BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TBJL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	$84	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares 20+ Year U.S. Treasury ETF (TLT) up to a stated upside Cap, while limiting downside losses to TLT by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the I.C.E US Treasury 20+ Year Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the I.C.E US Treasury 20+ Year Index. Alternatively, in markets where the I.C.E US Treasury 20+ Year Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than TLT.
The year ended October 31, 2024, was mixed for 20+ Year Treasuries, reflecting shifts in the rate environment and evolving market expectations. Performance for the period finished moderately positive, with a rally in longer-duration bonds in Q3 2024 driven by signs of easing inflation and softer economic data. However, renewed strength in the economy later in the period, coupled with persistent uncertainty over Federal Reserve policy, led to rising long-term yields, tempering gains and introducing volatility.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator 20+ Year Treasury Bond 9 Buffer ETF™- July	PAGE 1	TSR-AR-45782C235

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/17/2020)
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July NAV	13.28	-4.86
S&P U.S. Aggregate Bond Index	10.15	-1.36
ICE US Treasury 20+ Year Index Excluding Transaction Costs	15.22	-10.39
Visit https://www.innovatoretfs.com/etf/?ticker=TBJL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$15,124,566
Number of Holdings	4
Net Advisory Fee	$465,741
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=TBJL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $0.92	97.6%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $92.12	4.8%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $114.64	-0.7%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $83.83	-1.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=TBJL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator 20+ Year Treasury Bond 9 Buffer ETF™- July	PAGE 2	TSR-AR-45782C235

Innovator Defined Wealth Shield ETF
BALT (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Defined Wealth Shield ETF for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BALT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Defined Wealth Shield ETF	$73	0.69%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Defined Wealth Shield ETF	PAGE 1	TSR-AR-45783Y855

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Innovator Defined Wealth Shield ETF NAV	11.01	5.63
S&P 500 TR	38.02	10.54
S&P 500	36.04	8.86
Visit https://www.innovatoretfs.com/etf/?ticker=BALT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$900,617,623
Number of Holdings	4
Net Advisory Fee	$4,530,105
Portfolio Turnover	0%
30-Day SEC Yield	-0.67%
30-Day SEC Yield Unsubsidized	-0.67%
Visit https://www.innovatoretfs.com/etf/?ticker=BALT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $1.43	98.6%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $573.76	2.8%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $459.01	-0.3%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $588.79	-1.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BALT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Defined Wealth Shield ETF	PAGE 2	TSR-AR-45783Y855

Innovator Emerging Markets 10 Buffer ETF™ - Quarterly
EBUF (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Emerging Markets 10 Buffer ETF™ - Quarterly for the period of June 28, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EBUF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Emerging Markets 10 Buffer ETF - Quarterly	$30	0.89%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI Emerging Markets ETF (EEM) up to a stated upside Cap, while limiting downside losses to EEM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI Emerging Markets Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI Emerging Markets Index. Alternatively, in markets where the MSCI Emerging Markets Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EEM.
Supported by improving economic fundamentals across key regions, the MSCI Emerging Markets Index saw moderate growth for the year ended October 31, 2024, Technology stocks continued to perform well, contributing positively to returns, while real estate exposure in emerging markets remained a drag on overall performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Emerging Markets 10 Buffer ETF™- Quarterly	PAGE 1	TSR-AR-45783Y210

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/28/2024)
Innovator Emerging Markets 10 Buffer ETF - Quarterly NAV	2.25
MSCI EM (EMERGING MARKETS) Net (USD)	3.89
MSCI EM (EMERGING MARKETS) Price (USD)	3.06
Visit https://www.innovatoretfs.com/etf/?ticker=EBUF for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$10,217,375
Number of Holdings	4
Net Advisory Fee	$12,936
Portfolio Turnover	0%
30-Day SEC Yield	-0.85%
30-Day SEC Yield Unsubsidized	-0.85%
Visit https://www.innovatoretfs.com/etf/?ticker=EBUF for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $0.11	96.6%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $45.86	5.3%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $48.09	-0.6%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $41.27	-1.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EBUF.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Emerging Markets 10 Buffer ETF™- Quarterly	PAGE 2	TSR-AR-45783Y210

Innovator Emerging Markets Power Buffer ETF™ - April
EAPR (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - April for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Emerging Markets Power Buffer ETF - April	$95	0.89%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI Emerging Markets ETF (EEM) up to a stated upside Cap, while limiting downside losses to EEM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI Emerging Markets Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI Emerging Markets Index. Alternatively, in markets where the MSCI Emerging Markets Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EEM.
Supported by improving economic fundamentals across key regions, the MSCI Emerging Markets Index saw moderate growth for the year ended October 31, 2024, Technology stocks continued to perform well, contributing positively to returns, while real estate exposure in emerging markets remained a drag on overall performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Emerging Markets Power Buffer ETF™- April	PAGE 1	TSR-AR-45782C359

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator Emerging Markets Power Buffer ETF - April NAV	12.56	1.79
MSCI EM (EMERGING MARKETS) Net (USD)	25.32	-1.89
MSCI EM (EMERGING MARKETS) Price (USD)	22.33	-4.42
Visit https://www.innovatoretfs.com/etf/?ticker=EAPR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$66,496,734
Number of Holdings	4
Net Advisory Fee	$641,419
Portfolio Turnover	0%
30-Day SEC Yield	-0.88%
30-Day SEC Yield Unsubsidized	-0.88%
Visit https://www.innovatoretfs.com/etf/?ticker=EAPR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2025; Exercise Price: $0.41	100.3%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2025; Exercise Price: $41.08	2.3%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2025; Exercise Price: $34.92	-0.7%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2025; Exercise Price: $47.91	-2.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Emerging Markets Power Buffer ETF™- April	PAGE 2	TSR-AR-45782C359

Innovator Emerging Markets Power Buffer ETF™ - January
EJAN (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - January for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Emerging Markets Power Buffer ETF - January	$96	0.89%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI Emerging Markets ETF (EEM) up to a stated upside Cap, while limiting downside losses to EEM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI Emerging Markets Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI Emerging Markets Index. Alternatively, in markets where the MSCI Emerging Markets Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EEM.
Supported by improving economic fundamentals across key regions, the MSCI Emerging Markets Index saw moderate growth for the year ended October 31, 2024, Technology stocks continued to perform well, contributing positively to returns, while real estate exposure in emerging markets remained a drag on overall performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Emerging Markets Power Buffer ETF™- January	PAGE 1	TSR-AR-45782C516

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2019)
Innovator Emerging Markets Power Buffer ETF - January NAV	14.74	2.97
MSCI EM (EMERGING MARKETS) Net (USD)	25.32	2.56
MSCI EM (EMERGING MARKETS) Price (USD)	22.33	0.09
Visit https://www.innovatoretfs.com/etf/?ticker=EJAN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$128,147,617
Number of Holdings	4
Net Advisory Fee	$1,655,179
Portfolio Turnover	0%
30-Day SEC Yield	-0.88%
30-Day SEC Yield Unsubsidized	-0.88%
Visit https://www.innovatoretfs.com/etf/?ticker=EJAN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $0.40	100.3%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $40.21	1.0%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $34.18	-0.2%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $46.88	-1.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Emerging Markets Power Buffer ETF™- January	PAGE 2	TSR-AR-45782C516

Innovator Emerging Markets Power Buffer ETF™ - July
EJUL (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - July for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Emerging Markets Power Buffer ETF - July	$95	0.89%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI Emerging Markets ETF (EEM) up to a stated upside Cap, while limiting downside losses to EEM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI Emerging Markets Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI Emerging Markets Index. Alternatively, in markets where the MSCI Emerging Markets Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EEM.
Supported by improving economic fundamentals across key regions, the MSCI Emerging Markets Index saw moderate growth for the year ended October 31, 2024, Technology stocks continued to perform well, contributing positively to returns, while real estate exposure in emerging markets remained a drag on overall performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Emerging Markets Power Buffer ETF™- July	PAGE 1	TSR-AR-45782C714

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/28/2019)
Innovator Emerging Markets Power Buffer ETF - July NAV	14.00	0.08	0.05
MSCI EM (EMERGING MARKETS) Net (USD)	25.32	3.93	3.63
MSCI EM (EMERGING MARKETS) Price (USD)	22.33	1.45	1.12
Visit https://www.innovatoretfs.com/etf/?ticker=EJUL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$86,896,222
Number of Holdings	4
Net Advisory Fee	$844,615
Portfolio Turnover	0%
30-Day SEC Yield	-0.88%
30-Day SEC Yield Unsubsidized	-0.88%
Visit https://www.innovatoretfs.com/etf/?ticker=EJUL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $0.43	99.5%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $42.59	4.1%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $36.20	-1.4%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $49.15	-2.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Emerging Markets Power Buffer ETF™- July	PAGE 2	TSR-AR-45782C714

Innovator Emerging Markets Power Buffer ETF™ - October
EOCT (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - October for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Emerging Markets Power Buffer ETF - October	$98	0.89%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI Emerging Markets ETF (EEM) up to a stated upside Cap, while limiting downside losses to EEM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI Emerging Markets Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI Emerging Markets Index. Alternatively, in markets where the MSCI Emerging Markets Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EEM.
Supported by improving economic fundamentals across key regions, the MSCI Emerging Markets Index saw moderate growth for the year ended October 31, 2024, Technology stocks continued to perform well, contributing positively to returns, while real estate exposure in emerging markets remained a drag on overall performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Emerging Markets Power Buffer ETF™- October	PAGE 1	TSR-AR-45782C623

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Innovator Emerging Markets Power Buffer ETF - October NAV	19.58	1.66
MSCI EM (EMERGING MARKETS) Net (USD)	25.32	-1.08
MSCI EM (EMERGING MARKETS) Price (USD)	22.33	-3.59
Visit https://www.innovatoretfs.com/etf/?ticker=EOCT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$53,242,201
Number of Holdings	4
Net Advisory Fee	$364,742
Portfolio Turnover	0%
30-Day SEC Yield	-0.87%
30-Day SEC Yield Unsubsidized	-0.87%
Visit https://www.innovatoretfs.com/etf/?ticker=EOCT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $0.46	96.9%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $45.86	7.5%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $53.10	-1.6%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $38.98	-3.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Emerging Markets Power Buffer ETF™- October	PAGE 2	TSR-AR-45782C623

Innovator Equity Defined Protection ETF™ - 1 Yr August
ZAUG (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr August for the period of July 31, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 1 Yr August	$20	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF™- 1 Yr August	PAGE 1	TSR-AR-45783Y111

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/31/2024)
Innovator Equity Defined Protection ETF - 1 Yr August NAV	2.27
S&P 500 TR	3.66
S&P 500	3.32
Visit https://www.innovatoretfs.com/etf/?ticker=ZAUG for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$81,158,644
Number of Holdings	3
Net Advisory Fee	$138,912
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=ZAUG for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $5.54	100.1%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $550.84	3.7%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $599.39	-4.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZAUG.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 1 Yr August	PAGE 2	TSR-AR-45783Y111

Innovator Equity Defined Protection ETF™ - 1 Yr July
ZJUL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr July for the period of June 28, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 1 Yr July	$27	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF™- 1 Yr July	PAGE 1	TSR-AR-45783Y251

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/28/2024)
Innovator Equity Defined Protection ETF - 1 Yr July NAV	3.10
S&P 500 TR	4.93
S&P 500	4.49
Visit https://www.innovatoretfs.com/etf/?ticker=ZJUL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$115,567,100
Number of Holdings	3
Net Advisory Fee	$290,403
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=ZJUL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $5.51	100.5%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.25	3.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $595.92	-3.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 1 Yr July	PAGE 2	TSR-AR-45783Y251

Innovator Equity Defined Protection ETF™ - 1 Yr November
ZNOV (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr November for the period of October 31, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZNOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 1 Yr November	$0	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,241,961
Number of Holdings	3
Net Advisory Fee	$0
Portfolio Turnover	0%
Visit https://www.innovatoretfs.com/etf/?ticker=ZNOV for more recent performance information.
Innovator Equity Defined Protection ETF™- 1 Yr November	PAGE 1	TSR-AR-45784N809

WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $5.72	99.0%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $568.67	5.1%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $611.29	-4.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZNOV.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 1 Yr November	PAGE 2	TSR-AR-45784N809

Innovator Equity Defined Protection ETF™ - 1 Yr October
ZOCT (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr October for the period of September 30, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 1 Yr October	$7	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF™- 1 Yr October	PAGE 1	TSR-AR-45784N700

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/30/2024)
Innovator Equity Defined Protection ETF - 1 Yr October NAV	-0.20
S&P 500 TR	-0.91
S&P 500	-0.99
Visit https://www.innovatoretfs.com/etf/?ticker=ZOCT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$69,401,421
Number of Holdings	3
Net Advisory Fee	$32,995
Portfolio Turnover	0%
30-Day SEC Yield	-0.72%
30-Day SEC Yield Unsubsidized	-0.72%
Visit https://www.innovatoretfs.com/etf/?ticker=ZOCT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.81	98.2%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.79	5.2%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $612.66	-3.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 1 Yr October	PAGE 2	TSR-AR-45784N700

Innovator Equity Defined Protection ETF™ - 1 Yr September
ZSEP (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr September for the period of August 30, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZSEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 1 Yr September	$13	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF™- 1 Yr September	PAGE 1	TSR-AR-45784N106

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/30/2024)
Innovator Equity Defined Protection ETF - 1 Yr September NAV	0.86
S&P 500 TR	1.21
S&P 500	1.01
Visit https://www.innovatoretfs.com/etf/?ticker=ZSEP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$109,824,133
Number of Holdings	3
Net Advisory Fee	$119,538
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=ZSEP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $5.67	99.4%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $563.71	4.4%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $606.18	-4.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZSEP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 1 Yr September	PAGE 2	TSR-AR-45784N106

Innovator Equity Defined Protection ETF™ - 2 Yr to April 2026
AAPR (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 2 Yr to April 2026 for the period of March 28, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 2 Yr to April 2026	$47	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF™- 2 Yr to April 2026	PAGE 1	TSR-AR-45783Y335

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/28/2024)
Innovator Equity Defined Protection ETF - 2 Yr to April 2026 NAV	5.51
S&P 500 TR	9.42
S&P 500	8.59
Visit https://www.innovatoretfs.com/etf/?ticker=AAPR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$71,723,454
Number of Holdings	3
Net Advisory Fee	$295,632
Portfolio Turnover	14%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=AAPR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 03/31/2026; Exercise Price: $9.42	101.5%
SPDR S&P 500 ETF, Expiration: 03/31/2026; Exercise Price: $523.07	4.1%
SPDR S&P 500 ETF, Expiration: 03/31/2026; Exercise Price: $617.22	-6.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=AAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 2 Yr to April 2026	PAGE 2	TSR-AR-45783Y335

Innovator Equity Defined Protection ETF™ - 2 Yr to January 2026
AJAN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 2 Yr to January 2026 for the period of December 29, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 2 Yr to January 2026	$68	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF™- 2 Yr to January 2026	PAGE 1	TSR-AR-45783Y418

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/29/2023)
Innovator Equity Defined Protection ETF - 2 Yr to January 2026 NAV	6.80
S&P 500 TR	20.97
S&P 500	19.62
Visit https://www.innovatoretfs.com/etf/?ticker=AJAN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$59,762,454
Number of Holdings	3
Net Advisory Fee	$435,510
Portfolio Turnover	10%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=AJAN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $8.56	110.5%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $475.31	2.6%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $550.46	-13.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=AJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 2 Yr to January 2026	PAGE 2	TSR-AR-45783Y418

Innovator Equity Defined Protection ETF™ - 2 Yr to July 2025
TJUL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 2 Yr to July 2025 for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 2 Yr to July 2025	$84	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF™- 2 Yr to July 2025	PAGE 1	TSR-AR-45783Y541

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/17/2023)
Innovator Equity Defined Protection ETF - 2 Yr to July 2025 NAV	13.19	8.05
S&P 500 TR	38.02	21.47
S&P 500	36.04	19.72
Visit https://www.innovatoretfs.com/etf/?ticker=TJUL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$213,593,236
Number of Holdings	3
Net Advisory Fee	$1,791,805
Portfolio Turnover	4%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=TJUL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $8.12	112.6%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $450.84	1.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $525.81	-14.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=TJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 2 Yr to July 2025	PAGE 2	TSR-AR-45783Y541

Innovator Equity Defined Protection ETF™ - 2 Yr to July 2026
AJUL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 2 Yr to July 2026 for the period of June 28, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 2 Yr to July 2026	$27	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF™- 2 Yr to July 2026	PAGE 1	TSR-AR-45783Y236

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/28/2024)
Innovator Equity Defined Protection ETF - 2 Yr to July 2026 NAV	3.72
S&P 500 TR	4.93
S&P 500	4.49
Visit https://www.innovatoretfs.com/etf/?ticker=AJUL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$69,349,619
Number of Holdings	3
Net Advisory Fee	$152,283
Portfolio Turnover	47%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=AJUL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $9.80	99.2%
SPDR S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $544.22	5.3%
SPDR S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $643.27	-4.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=AJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 2 Yr to July 2026	PAGE 2	TSR-AR-45783Y236

Innovator Equity Defined Protection ETF™ - 2 Yr to October 2026
AOCT (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 2 Yr to October 2026 for the period of September 30, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 2 Yr to October 2026	$7	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF™- 2 Yr to October 2026	PAGE 1	TSR-AR-45784N601

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/30/2024)
Innovator Equity Defined Protection ETF - 2 Yr to October 2026 NAV	-0.73
S&P 500 TR	-0.91
S&P 500	-0.99
Visit https://www.innovatoretfs.com/etf/?ticker=AOCT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$54,909,199
Number of Holdings	3
Net Advisory Fee	$25,760
Portfolio Turnover	11%
30-Day SEC Yield	-0.72%
30-Day SEC Yield Unsubsidized	-0.72%
Visit https://www.innovatoretfs.com/etf/?ticker=AOCT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: $10.33	98.2%
SPDR S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: $573.76	6.9%
SPDR S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: $648.12	-5.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=AOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 2 Yr to October 2026	PAGE 2	TSR-AR-45784N601

Innovator Equity Defined Protection ETF™ - 6 Mo Apr/Oct
APOC (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 6 Mo Apr/Oct for the period of September 30, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APOC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct	$7	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF™- 6 Mo Apr/Oct	PAGE 1	TSR-AR-45784N882

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/30/2024)
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct NAV	0.12
S&P 500 TR	-0.91
S&P 500	-0.99
Visit https://www.innovatoretfs.com/etf/?ticker=APOC for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$75,566,478
Number of Holdings	3
Net Advisory Fee	$36,113
Portfolio Turnover	0%
30-Day SEC Yield	-0.72%
30-Day SEC Yield Unsubsidized	-0.72%
Visit https://www.innovatoretfs.com/etf/?ticker=APOC for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $2.87	98.4%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $573.76	3.7%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $595.56	-2.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=APOC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 6 Mo Apr/Oct	PAGE 2	TSR-AR-45784N882

Innovator Equity Defined Protection ETF™ - 6 Mo Jan/Jul
JAJL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 6 Mo Jan/Jul for the period of June 28, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JAJL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul	$27	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Equity Defined Protection ETF™- 6 Mo Jan/Jul	PAGE 1	TSR-AR-45783Y244

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/28/2024)
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul NAV	2.68
S&P 500 TR	4.93
S&P 500	4.49
Visit https://www.innovatoretfs.com/etf/?ticker=JAJL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$153,607,527
Number of Holdings	3
Net Advisory Fee	$399,818
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=JAJL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $2.72	101.2%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $544.22	1.4%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $571.43	-2.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=JAJL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Equity Defined Protection ETF™- 6 Mo Jan/Jul	PAGE 2	TSR-AR-45783Y244

Innovator Growth Accelerated ETF® - Quarterly
XDQQ (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Growth Accelerated ETF® - Quarterly for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDQQ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth Accelerated ETF-Quarterly	$92	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the Invesco QQQ Trust (QQQ) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the Fund will generally provide similar losses to the Nasdaq-100 Index at the end of the Outcome Period. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the Fund seeks to provide accelerated returns of QQQ, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth Accelerated ETF® - Quarterly	PAGE 1	TSR-AR-45783Y608

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator Growth Accelerated ETF-Quarterly NAV	33.34	6.36
NASDAQ 100 Total Return Index	39.19	13.28
NASDAQ 100 Index	38.03	12.37
Visit https://www.innovatoretfs.com/etf/?ticker=XDQQ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$34,240,656
Number of Holdings	3
Net Advisory Fee	$265,674
Portfolio Turnover	0%
30-Day SEC Yield	-0.78%
30-Day SEC Yield Unsubsidized	-0.78%
Visit https://www.innovatoretfs.com/etf/?ticker=XDQQ for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $1.22	99.3%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $488.07	3.5%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $510.03	-2.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XDQQ.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth Accelerated ETF® - Quarterly	PAGE 2	TSR-AR-45783Y608

Innovator Growth Accelerated Plus ETF® - April
QTAP (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - April for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTAP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth Accelerated Plus ETF - April	$87	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the Invesco QQQ Trust (QQQ) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the Fund will generally provide similar losses to the Nasdaq-100 Index at the end of the Outcome Period. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the Fund seeks to provide accelerated returns of QQQ, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth Accelerated Plus ETF® - April	PAGE 1	TSR-AR-45783Y509

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator Growth Accelerated Plus ETF - April NAV	20.19	9.91
NASDAQ 100 Total Return Index	39.19	13.28
NASDAQ 100 Index	38.03	12.37
Visit https://www.innovatoretfs.com/etf/?ticker=QTAP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$14,329,694
Number of Holdings	3
Net Advisory Fee	$104,624
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=QTAP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: $4.45	98.6%
Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: $444.02	24.6%
Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: $473.89	-23.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QTAP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth Accelerated Plus ETF® - April	PAGE 2	TSR-AR-45783Y509

Innovator Growth Accelerated Plus ETF® - January
QTJA (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - January for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTJA. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth Accelerated Plus ETF - January	$86	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the Invesco QQQ Trust (QQQ) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the Fund will generally provide similar losses to the Nasdaq-100 Index at the end of the Outcome Period. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the Fund seeks to provide accelerated returns of QQQ, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth Accelerated Plus ETF® - January	PAGE 1	TSR-AR-45783Y798

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2021)
Innovator Growth Accelerated Plus ETF - January NAV	17.03	-1.41
NASDAQ 100 Total Return Index	39.19	8.14
NASDAQ 100 Index	38.03	7.23
Visit https://www.innovatoretfs.com/etf/?ticker=QTJA for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$28,737,780
Number of Holdings	3
Net Advisory Fee	$215,070
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=QTJA for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $4.11	101.6%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $409.52	33.8%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $435.93	-35.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QTJA.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth Accelerated Plus ETF® - January	PAGE 2	TSR-AR-45783Y798

Innovator Growth Accelerated Plus ETF® - July
QTJL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - July for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTJL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth Accelerated Plus ETF - July	$90	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the Invesco QQQ Trust (QQQ) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the Fund will generally provide similar losses to the Nasdaq-100 Index at the end of the Outcome Period. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the Fund seeks to provide accelerated returns of QQQ, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth Accelerated Plus ETF® - July	PAGE 1	TSR-AR-45783Y871

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Innovator Growth Accelerated Plus ETF - July NAV	26.76	5.85
NASDAQ 100 Total Return Index	39.19	10.71
NASDAQ 100 Index	38.03	9.81
Visit https://www.innovatoretfs.com/etf/?ticker=QTJL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$16,968,233
Number of Holdings	3
Net Advisory Fee	$114,197
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=QTJL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $4.81	98.1%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $479.11	18.1%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $510.20	-16.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QTJL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth Accelerated Plus ETF® - July	PAGE 2	TSR-AR-45783Y871

Innovator Growth Accelerated Plus ETF® - October
QTOC (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - October for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTOC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth Accelerated Plus ETF - October	$88	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the Invesco QQQ Trust (QQQ) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the Fund will generally provide similar losses to the Nasdaq-100 Index at the end of the Outcome Period. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the Fund seeks to provide accelerated returns of QQQ, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth Accelerated Plus ETF® - October	PAGE 1	TSR-AR-45782C128

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Innovator Growth Accelerated Plus ETF - October NAV	22.23	4.49
NASDAQ 100 Total Return Index	39.19	11.24
NASDAQ 100 Index	38.03	10.32
Visit https://www.innovatoretfs.com/etf/?ticker=QTOC for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$8,355,851
Number of Holdings	3
Net Advisory Fee	$88,517
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=QTOC for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $4.90	98.9%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $488.07	19.5%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $520.14	-18.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QTOC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth Accelerated Plus ETF® - October	PAGE 2	TSR-AR-45782C128

Innovator Growth-100 Power Buffer ETF™ - April
NAPR (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - April for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF - April	$86	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience  different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth-100 Power Buffer ETF™- April	PAGE 1	TSR-AR-45782C334

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2020)
Innovator Growth-100 Power Buffer ETF - April NAV	16.65	10.12
NASDAQ 100 Total Return Index	39.19	23.59
NASDAQ 100 Index	38.03	22.60
Visit https://www.innovatoretfs.com/etf/?ticker=NAPR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$194,645,562
Number of Holdings	4
Net Advisory Fee	$1,340,088
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=NAPR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: $4.44	101.1%
Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: $444.01	2.5%
Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: $377.41	-0.8%
Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: $517.85	-3.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- April	PAGE 2	TSR-AR-45782C334

Innovator Growth-100 Power Buffer ETF™ - August
NAUG (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - August for the period of July 31, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF - August	$20	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience  different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth-100 Power Buffer ETF™- August	PAGE 1	TSR-AR-45783Y129

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/31/2024)
Innovator Growth-100 Power Buffer ETF - August NAV	2.43
NASDAQ 100 Total Return Index	2.93
NASDAQ 100 Index	2.73
Visit https://www.innovatoretfs.com/etf/?ticker=NAUG for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$16,805,129
Number of Holdings	4
Net Advisory Fee	$29,617
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=NAUG for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $4.71	99.7%
Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $471.07	5.1%
Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $400.41	-2.0%
Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $545.31	-3.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NAUG.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- August	PAGE 2	TSR-AR-45783Y129

Innovator Growth-100 Power Buffer ETF™ - January
NJAN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - January for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF - January	$84	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience  different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth-100 Power Buffer ETF™- January	PAGE 1	TSR-AR-45782C466

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2019)
Innovator Growth-100 Power Buffer ETF - January NAV	13.90	6.11
NASDAQ 100 Total Return Index	39.19	19.53
NASDAQ 100 Index	38.03	18.56
Visit https://www.innovatoretfs.com/etf/?ticker=NJAN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$201,328,204
Number of Holdings	4
Net Advisory Fee	$1,608,745
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=NJAN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $4.10	104.8%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $409.52	0.6%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $348.09	-0.2%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $475.45	-5.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- January	PAGE 2	TSR-AR-45782C466

Innovator Growth-100 Power Buffer ETF™ - July
NJUL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - July for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF - July	$87	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience  different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth-100 Power Buffer ETF™- July	PAGE 1	TSR-AR-45782C276

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2020)
Innovator Growth-100 Power Buffer ETF - July NAV	20.52	9.65
NASDAQ 100 Total Return Index	39.19	17.69
NASDAQ 100 Index	38.03	16.76
Visit https://www.innovatoretfs.com/etf/?ticker=NJUL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$266,589,612
Number of Holdings	4
Net Advisory Fee	$1,845,589
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=NJUL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $4.79	98.4%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $479.11	5.3%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $556.73	-1.9%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $407.24	-2.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- July	PAGE 2	TSR-AR-45782C276

Innovator Growth-100 Power Buffer ETF™ - June
NJUN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - June for the period of May 31, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NJUN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF - June	$33	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience  different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth-100 Power Buffer ETF™- June	PAGE 1	TSR-AR-45783Y269

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/31/2024)
Innovator Growth-100 Power Buffer ETF - June NAV	5.38
NASDAQ 100 Total Return Index	7.64
NASDAQ 100 Index	7.30
Visit https://www.innovatoretfs.com/etf/?ticker=NJUN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$27,051,959
Number of Holdings	4
Net Advisory Fee	$93,486
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=NJUN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $4.51	101.3%
Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $450.71	3.4%
Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $383.10	-1.3%
Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $523.23	-3.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NJUN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- June	PAGE 2	TSR-AR-45783Y269

Innovator Growth-100 Power Buffer ETF™ - November
NNOV (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - November for the period of October 31, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NNOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF - November	$0	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience  different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,248,267
Number of Holdings	4
Net Advisory Fee	$0
Portfolio Turnover	0%
Visit https://www.innovatoretfs.com/etf/?ticker=NNOV for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $4.84	99.5%
Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $483.85	6.8%
Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $411.27	-2.9%
Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $560.49	-3.5%
*	Percentages are stated as a percent of net assets.
Innovator Growth-100 Power Buffer ETF™- November	PAGE 1	TSR-AR-45784N874

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NNOV.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- November	PAGE 2	TSR-AR-45784N874

Innovator Growth-100 Power Buffer ETF™ - October
NOCT (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - October for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF - October	$86	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience  different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth-100 Power Buffer ETF™- October	PAGE 1	TSR-AR-45782C615

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Innovator Growth-100 Power Buffer ETF - October NAV	17.98	9.65	9.95
NASDAQ 100 Total Return Index	39.19	20.73	21.37
NASDAQ 100 Index	38.03	19.73	20.37
Visit https://www.innovatoretfs.com/etf/?ticker=NOCT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$161,025,021
Number of Holdings	4
Net Advisory Fee	$1,175,193
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=NOCT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $4.88	99.0%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $488.07	6.8%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $414.86	-2.9%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $558.84	-3.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- October	PAGE 2	TSR-AR-45782C615

Innovator Growth-100 Power Buffer ETF™ - September
NSEP (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - September for the period of August 30, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NSEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF - September	$13	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience  different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Growth-100 Power Buffer ETF™- September	PAGE 1	TSR-AR-45784N205

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/30/2024)
Innovator Growth-100 Power Buffer ETF - September NAV	1.26
NASDAQ 100 Total Return Index	1.73
NASDAQ 100 Index	1.61
Visit https://www.innovatoretfs.com/etf/?ticker=NSEP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$36,083,340
Number of Holdings	4
Net Advisory Fee	$38,903
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=NSEP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $4.76	99.9%
Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $476.27	5.7%
Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $404.83	-2.3%
Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $546.42	-3.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=NSEP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Growth-100 Power Buffer ETF™- September	PAGE 2	TSR-AR-45784N205

Innovator International Developed 10 Buffer ETF™ - Quarterly
IBUF (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator International Developed 10 Buffer ETF™ - Quarterly for the period of June 28, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IBUF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed 10 Buffer ETF - Quarterly	$29	0.85%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2024. Gains were supported by a stabilization in global economic activity and resilient corporate earnings, particularly in developed markets outside the U.S. However, rising geopolitical tensions and persistent monetary policy tightening in several regions introduced periods of heightened volatility. During Q3 2024, easing inflation concerns and improved investor sentiment bolstered returns, though these gains were tempered later in the period by renewed concerns over a potential economic slowdown in the Eurozone and mixed economic data. Overall, the MSCI EAFE Index demonstrated resilience in navigating a challenging macroeconomic environment.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator International Developed 10 Buffer ETF™- Quarterly	PAGE 1	TSR-AR-45783Y178

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/28/2024)
Innovator International Developed 10 Buffer ETF - Quarterly NAV	1.45
MSCI EAFE Net (USD)	1.43
MSCI EAFE Price (USD)	0.79
Visit https://www.innovatoretfs.com/etf/?ticker=IBUF for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$5,709,573
Number of Holdings	4
Net Advisory Fee	$10,782
Portfolio Turnover	0%
30-Day SEC Yield	-0.82%
30-Day SEC Yield Unsubsidized	-0.82%
Visit https://www.innovatoretfs.com/etf/?ticker=IBUF for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $0.21	95.3%
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $83.63	5.9%
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $87.13	-0.1%
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $75.27	-1.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IBUF.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed 10 Buffer ETF™- Quarterly	PAGE 2	TSR-AR-45783Y178

Innovator International Developed Power Buffer ETF™ - April
IAPR (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - April for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - April	$91	0.85%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2024. Gains were supported by a stabilization in global economic activity and resilient corporate earnings, particularly in developed markets outside the U.S. However, rising geopolitical tensions and persistent monetary policy tightening in several regions introduced periods of heightened volatility. During Q3 2024, easing inflation concerns and improved investor sentiment bolstered returns, though these gains were tempered later in the period by renewed concerns over a potential economic slowdown in the Eurozone and mixed economic data. Overall, the MSCI EAFE Index demonstrated resilience in navigating a challenging macroeconomic environment.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator International Developed Power Buffer ETF™- April	PAGE 1	TSR-AR-45782C367

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator International Developed Power Buffer ETF - April NAV	14.92	2.69
MSCI EAFE Net (USD)	22.97	4.28
MSCI EAFE Price (USD)	19.77	1.54
Visit https://www.innovatoretfs.com/etf/?ticker=IAPR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$201,979,140
Number of Holdings	4
Net Advisory Fee	$1,984,845
Portfolio Turnover	0%
30-Day SEC Yield	-0.85%
30-Day SEC Yield Unsubsidized	-0.85%
Visit https://www.innovatoretfs.com/etf/?ticker=IAPR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 03/31/2025; Exercise Price: $0.80	97.0%
iShares MSCI EAFE ETF, Expiration: 03/31/2025; Exercise Price: $79.86	4.1%
iShares MSCI EAFE ETF, Expiration: 03/31/2025; Exercise Price: $93.28	-0.6%
iShares MSCI EAFE ETF, Expiration: 03/31/2025; Exercise Price: $67.88	-0.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- April	PAGE 2	TSR-AR-45782C367

Innovator International Developed Power Buffer ETF™ - August
IAUG (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - August for the period of July 31, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - August	$21	0.85%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2024. Gains were supported by a stabilization in global economic activity and resilient corporate earnings, particularly in developed markets outside the U.S. However, rising geopolitical tensions and persistent monetary policy tightening in several regions introduced periods of heightened volatility. During Q3 2024, easing inflation concerns and improved investor sentiment bolstered returns, though these gains were tempered later in the period by renewed concerns over a potential economic slowdown in the Eurozone and mixed economic data. Overall, the MSCI EAFE Index demonstrated resilience in navigating a challenging macroeconomic environment.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator International Developed Power Buffer ETF™- August	PAGE 1	TSR-AR-45783Y145

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/31/2024)
Innovator International Developed Power Buffer ETF - August NAV	-1.70
MSCI EAFE Net (USD)	-1.46
MSCI EAFE Price (USD)	-2.04
Visit https://www.innovatoretfs.com/etf/?ticker=IAUG for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$14,664,881
Number of Holdings	4
Net Advisory Fee	$28,711
Portfolio Turnover	0%
30-Day SEC Yield	-0.85%
30-Day SEC Yield Unsubsidized	-0.85%
Visit https://www.innovatoretfs.com/etf/?ticker=IAUG for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $0.80	97.8%
iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $80.36	5.1%
iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $93.35	-1.5%
iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $68.31	-1.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IAUG.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- August	PAGE 2	TSR-AR-45783Y145

Innovator International Developed Power Buffer ETF™ - December
IDEC (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - December for the period of November 30, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IDEC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - December	$81	0.85%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2024. Gains were supported by a stabilization in global economic activity and resilient corporate earnings, particularly in developed markets outside the U.S. However, rising geopolitical tensions and persistent monetary policy tightening in several regions introduced periods of heightened volatility. During Q3 2024, easing inflation concerns and improved investor sentiment bolstered returns, though these gains were tempered later in the period by renewed concerns over a potential economic slowdown in the Eurozone and mixed economic data. Overall, the MSCI EAFE Index demonstrated resilience in navigating a challenging macroeconomic environment.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
Innovator International Developed Power Buffer ETF™- December	PAGE 1	TSR-AR-45783Y426

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (11/30/2023)
Innovator International Developed Power Buffer ETF - December NAV	8.80
MSCI EAFE Net (USD)	12.52
MSCI EAFE Price (USD)	9.79
Visit https://www.innovatoretfs.com/etf/?ticker=IDEC for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$10,875,266
Number of Holdings	4
Net Advisory Fee	$99,764
Portfolio Turnover	0%
30-Day SEC Yield	-0.84%
30-Day SEC Yield Unsubsidized	-0.84%
Visit https://www.innovatoretfs.com/etf/?ticker=IDEC for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 11/29/2024; Exercise Price: $0.72	99.8%
iShares MSCI EAFE ETF, Expiration: 11/29/2024; Exercise Price: $72.42	0.4%
iShares MSCI EAFE ETF, Expiration: 11/29/2024; Exercise Price: $86.27	-0.1%
iShares MSCI EAFE ETF, Expiration: 11/29/2024; Exercise Price: $61.56	-0.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IDEC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- December	PAGE 2	TSR-AR-45783Y426

Innovator International Developed Power Buffer ETF™ - February
IFEB (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - February for the period of January 31, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IFEB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - February	$65	0.85%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2024. Gains were supported by a stabilization in global economic activity and resilient corporate earnings, particularly in developed markets outside the U.S. However, rising geopolitical tensions and persistent monetary policy tightening in several regions introduced periods of heightened volatility. During Q3 2024, easing inflation concerns and improved investor sentiment bolstered returns, though these gains were tempered later in the period by renewed concerns over a potential economic slowdown in the Eurozone and mixed economic data. Overall, the MSCI EAFE Index demonstrated resilience in navigating a challenging macroeconomic environment.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator International Developed Power Buffer ETF™- February	PAGE 1	TSR-AR-45783Y350

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/31/2024)
Innovator International Developed Power Buffer ETF - February NAV	5.18
MSCI EAFE Net (USD)	6.23
MSCI EAFE Price (USD)	3.77
Visit https://www.innovatoretfs.com/etf/?ticker=IFEB for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$11,832,627
Number of Holdings	4
Net Advisory Fee	$78,878
Portfolio Turnover	0%
30-Day SEC Yield	-0.84%
30-Day SEC Yield Unsubsidized	-0.84%
Visit https://www.innovatoretfs.com/etf/?ticker=IFEB for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 01/31/2025; Exercise Price: $0.75	99.0%
iShares MSCI EAFE ETF, Expiration: 01/31/2025; Exercise Price: $75.01	1.5%
iShares MSCI EAFE ETF, Expiration: 01/31/2025; Exercise Price: $88.17	-0.2%
iShares MSCI EAFE ETF, Expiration: 01/31/2025; Exercise Price: $63.76	-0.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IFEB.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- February	PAGE 2	TSR-AR-45783Y350

Innovator International Developed Power Buffer ETF™ - January
IJAN (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - January for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - January	$92	0.85%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2024. Gains were supported by a stabilization in global economic activity and resilient corporate earnings, particularly in developed markets outside the U.S. However, rising geopolitical tensions and persistent monetary policy tightening in several regions introduced periods of heightened volatility. During Q3 2024, easing inflation concerns and improved investor sentiment bolstered returns, though these gains were tempered later in the period by renewed concerns over a potential economic slowdown in the Eurozone and mixed economic data. Overall, the MSCI EAFE Index demonstrated resilience in navigating a challenging macroeconomic environment.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator International Developed Power Buffer ETF™- January	PAGE 1	TSR-AR-45782C524

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2019)
Innovator International Developed Power Buffer ETF - January NAV	16.87	5.53
MSCI EAFE Net (USD)	22.97	5.52
MSCI EAFE Price (USD)	19.77	2.85
Visit https://www.innovatoretfs.com/etf/?ticker=IJAN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$180,717,813
Number of Holdings	4
Net Advisory Fee	$1,593,860
Portfolio Turnover	0%
30-Day SEC Yield	-0.84%
30-Day SEC Yield Unsubsidized	-0.84%
Visit https://www.innovatoretfs.com/etf/?ticker=IJAN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $0.75	99.1%
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $75.35	1.2%
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $86.64	-0.1%
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $64.05	-0.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- January	PAGE 2	TSR-AR-45782C524

Innovator International Developed Power Buffer ETF™ - July
IJUL (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - July for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - July	$90	0.85%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2024. Gains were supported by a stabilization in global economic activity and resilient corporate earnings, particularly in developed markets outside the U.S. However, rising geopolitical tensions and persistent monetary policy tightening in several regions introduced periods of heightened volatility. During Q3 2024, easing inflation concerns and improved investor sentiment bolstered returns, though these gains were tempered later in the period by renewed concerns over a potential economic slowdown in the Eurozone and mixed economic data. Overall, the MSCI EAFE Index demonstrated resilience in navigating a challenging macroeconomic environment.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator International Developed Power Buffer ETF™- July	PAGE 1	TSR-AR-45782C722

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/28/2019)
Innovator International Developed Power Buffer ETF - July NAV	12.10	3.90	3.97
MSCI EAFE Net (USD)	22.97	6.24	6.32
MSCI EAFE Price (USD)	19.77	3.59	3.69
Visit https://www.innovatoretfs.com/etf/?ticker=IJUL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$159,369,343
Number of Holdings	4
Net Advisory Fee	$1,456,010
Portfolio Turnover	0%
30-Day SEC Yield	-0.85%
30-Day SEC Yield Unsubsidized	-0.85%
Visit https://www.innovatoretfs.com/etf/?ticker=IJUL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $0.78	98.5%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $78.33	4.0%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $66.58	-1.3%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $91.49	-1.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- July	PAGE 2	TSR-AR-45782C722

Innovator International Developed Power Buffer ETF™ - June
IJUN (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - June for the period of May 31, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IJUN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - June	$35	0.85%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2024. Gains were supported by a stabilization in global economic activity and resilient corporate earnings, particularly in developed markets outside the U.S. However, rising geopolitical tensions and persistent monetary policy tightening in several regions introduced periods of heightened volatility. During Q3 2024, easing inflation concerns and improved investor sentiment bolstered returns, though these gains were tempered later in the period by renewed concerns over a potential economic slowdown in the Eurozone and mixed economic data. Overall, the MSCI EAFE Index demonstrated resilience in navigating a challenging macroeconomic environment.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator International Developed Power Buffer ETF™- June	PAGE 1	TSR-AR-45783Y285

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/31/2024)
Innovator International Developed Power Buffer ETF - June NAV	-0.31
MSCI EAFE Net (USD)	-0.21
MSCI EAFE Price (USD)	-0.97
Visit https://www.innovatoretfs.com/etf/?ticker=IJUN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$23,783,190
Number of Holdings	4
Net Advisory Fee	$74,545
Portfolio Turnover	0%
30-Day SEC Yield	-0.85%
30-Day SEC Yield Unsubsidized	-0.85%
Visit https://www.innovatoretfs.com/etf/?ticker=IJUN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $0.81	96.6%
iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $81.18	4.7%
iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $98.02	-1.2%
iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $69.00	-0.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IJUN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- June	PAGE 2	TSR-AR-45783Y285

Innovator International Developed Power Buffer ETF™ - March
IMAR (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - March for the period of February 29, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IMAR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - March	$58	0.85%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2024. Gains were supported by a stabilization in global economic activity and resilient corporate earnings, particularly in developed markets outside the U.S. However, rising geopolitical tensions and persistent monetary policy tightening in several regions introduced periods of heightened volatility. During Q3 2024, easing inflation concerns and improved investor sentiment bolstered returns, though these gains were tempered later in the period by renewed concerns over a potential economic slowdown in the Eurozone and mixed economic data. Overall, the MSCI EAFE Index demonstrated resilience in navigating a challenging macroeconomic environment.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator International Developed Power Buffer ETF™- March	PAGE 1	TSR-AR-45783Y343

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/29/2024)
Innovator International Developed Power Buffer ETF - March NAV	3.02
MSCI EAFE Net (USD)	4.32
MSCI EAFE Price (USD)	2.05
Visit https://www.innovatoretfs.com/etf/?ticker=IMAR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$12,944,507
Number of Holdings	4
Net Advisory Fee	$82,607
Portfolio Turnover	0%
30-Day SEC Yield	-0.84%
30-Day SEC Yield Unsubsidized	-0.84%
Visit https://www.innovatoretfs.com/etf/?ticker=IMAR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 02/28/2025; Exercise Price: $0.77	98.0%
iShares MSCI EAFE ETF, Expiration: 02/28/2025; Exercise Price: $77.25	2.5%
iShares MSCI EAFE ETF, Expiration: 02/28/2025; Exercise Price: $92.16	-0.2%
iShares MSCI EAFE ETF, Expiration: 02/28/2025; Exercise Price: $65.66	-0.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IMAR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- March	PAGE 2	TSR-AR-45783Y343

Innovator International Developed Power Buffer ETF™ - May
IMAY (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - May for the period of April 30, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IMAY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - May	$43	0.85%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2024. Gains were supported by a stabilization in global economic activity and resilient corporate earnings, particularly in developed markets outside the U.S. However, rising geopolitical tensions and persistent monetary policy tightening in several regions introduced periods of heightened volatility. During Q3 2024, easing inflation concerns and improved investor sentiment bolstered returns, though these gains were tempered later in the period by renewed concerns over a potential economic slowdown in the Eurozone and mixed economic data. Overall, the MSCI EAFE Index demonstrated resilience in navigating a challenging macroeconomic environment.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator International Developed Power Buffer ETF™- May	PAGE 1	TSR-AR-45783Y293

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/30/2024)
Innovator International Developed Power Buffer ETF - May NAV	3.19
MSCI EAFE Net (USD)	3.66
MSCI EAFE Price (USD)	2.30
Visit https://www.innovatoretfs.com/etf/?ticker=IMAY for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$8,967,602
Number of Holdings	4
Net Advisory Fee	$40,447
Portfolio Turnover	0%
30-Day SEC Yield	-0.84%
30-Day SEC Yield Unsubsidized	-0.84%
Visit https://www.innovatoretfs.com/etf/?ticker=IMAY for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 04/30/2025; Exercise Price: $0.77	98.3%
iShares MSCI EAFE ETF, Expiration: 04/30/2025; Exercise Price: $77.27	2.9%
iShares MSCI EAFE ETF, Expiration: 04/30/2025; Exercise Price: $65.68	-0.6%
iShares MSCI EAFE ETF, Expiration: 04/30/2025; Exercise Price: $93.46	-0.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IMAY.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- May	PAGE 2	TSR-AR-45783Y293

Innovator International Developed Power Buffer ETF™ - November
INOV (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - November for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=INOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - November	$92	0.85%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2024. Gains were supported by a stabilization in global economic activity and resilient corporate earnings, particularly in developed markets outside the U.S. However, rising geopolitical tensions and persistent monetary policy tightening in several regions introduced periods of heightened volatility. During Q3 2024, easing inflation concerns and improved investor sentiment bolstered returns, though these gains were tempered later in the period by renewed concerns over a potential economic slowdown in the Eurozone and mixed economic data. Overall, the MSCI EAFE Index demonstrated resilience in navigating a challenging macroeconomic environment.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator International Developed Power Buffer ETF™- November	PAGE 1	TSR-AR-45783Y459

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/31/2023)
Innovator International Developed Power Buffer ETF - November NAV	17.50	17.50
MSCI EAFE Net (USD)	22.97	22.97
MSCI EAFE Price (USD)	19.77	19.77
Visit https://www.innovatoretfs.com/etf/?ticker=INOV for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$4,397,481
Number of Holdings	7
Net Advisory Fee	$27,605
Portfolio Turnover	0%
30-Day SEC Yield	-0.83%
30-Day SEC Yield Unsubsidized	-0.83%
Visit https://www.innovatoretfs.com/etf/?ticker=INOV for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: $0.79	97.5%
iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: $79.22	5.3%
iShares MSCI EAFE ETF, Expiration: 10/31/2024; Exercise Price: $80.39	0.0%
iShares MSCI EAFE ETF, Expiration: 10/31/2024; Exercise Price: $56.88	0.0%
iShares MSCI EAFE ETF, Expiration: 10/31/2024; Exercise Price: $66.92	0.0%
iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: $91.55	-1.1%
iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: $67.34	-2.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=INOV.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- November	PAGE 2	TSR-AR-45783Y459

Innovator International Developed Power Buffer ETF™ - October
IOCT (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - October for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - October	$91	0.85%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2024. Gains were supported by a stabilization in global economic activity and resilient corporate earnings, particularly in developed markets outside the U.S. However, rising geopolitical tensions and persistent monetary policy tightening in several regions introduced periods of heightened volatility. During Q3 2024, easing inflation concerns and improved investor sentiment bolstered returns, though these gains were tempered later in the period by renewed concerns over a potential economic slowdown in the Eurozone and mixed economic data. Overall, the MSCI EAFE Index demonstrated resilience in navigating a challenging macroeconomic environment.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator International Developed Power Buffer ETF™- October	PAGE 1	TSR-AR-45782C631

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Innovator International Developed Power Buffer ETF - October NAV	14.50	5.56
MSCI EAFE Net (USD)	22.97	3.44
MSCI EAFE Price (USD)	19.77	0.73
Visit https://www.innovatoretfs.com/etf/?ticker=IOCT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$121,709,950
Number of Holdings	4
Net Advisory Fee	$965,865
Portfolio Turnover	0%
30-Day SEC Yield	-0.84%
30-Day SEC Yield Unsubsidized	-0.84%
Visit https://www.innovatoretfs.com/etf/?ticker=IOCT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $0.84	96.6%
iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $83.63	7.4%
iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $95.88	-1.7%
iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $71.09	-2.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=IOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- October	PAGE 2	TSR-AR-45782C631

Innovator International Developed Power Buffer ETF™ - September
ISEP (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - September for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ISEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - September	$92	0.85%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price return of the iShares MSCI EAFE ETF (EFA) up to a stated upside Cap, while limiting downside losses to EFA by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the MSCI EAFE Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the MSCI EAFE Index. Alternatively, in markets where the MSCI EAFE Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than EFA.
The MSCI EAFE Index delivered strong performance for the year ended October 31, 2024. Gains were supported by a stabilization in global economic activity and resilient corporate earnings, particularly in developed markets outside the U.S. However, rising geopolitical tensions and persistent monetary policy tightening in several regions introduced periods of heightened volatility. During Q3 2024, easing inflation concerns and improved investor sentiment bolstered returns, though these gains were tempered later in the period by renewed concerns over a potential economic slowdown in the Eurozone and mixed economic data. Overall, the MSCI EAFE Index demonstrated resilience in navigating a challenging macroeconomic environment.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator International Developed Power Buffer ETF™- September	PAGE 1	TSR-AR-45783Y533

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/31/2023)
Innovator International Developed Power Buffer ETF - September NAV	16.13	10.00
MSCI EAFE Net (USD)	22.97	11.84
MSCI EAFE Price (USD)	19.77	9.02
Visit https://www.innovatoretfs.com/etf/?ticker=ISEP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$67,675,605
Number of Holdings	4
Net Advisory Fee	$404,598
Portfolio Turnover	0%
30-Day SEC Yield	-0.83%
30-Day SEC Yield Unsubsidized	-0.83%
Visit https://www.innovatoretfs.com/etf/?ticker=ISEP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $0.83	96.0%
iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $82.98	6.4%
iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $95.53	-2.0%
iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $70.53	-0.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ISEP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator International Developed Power Buffer ETF™- September	PAGE 2	TSR-AR-45783Y533

Innovator Nasdaq-100 10 Buffer ETF™ - Quarterly
QBUF (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Nasdaq-100 10 Buffer ETF™ - Quarterly for the period of January 24, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QBUF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Nasdaq-100 10 Buffer ETF - Quarterly	$27	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the Invesco QQQ Trust (QQQ) up to a stated upside Cap, while limiting downside losses to QQQ by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Nasdaq-100 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Nasdaq-100 Index. Alternatively, in markets where the Nasdaq-100 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience  different returns than QQQ.
The Nasdaq-100 Index posted strong positive performance for the year ended October 31, 2024. The technology sector maintained its momentum, supported by ongoing investor enthusiasm for AI and the enduring leadership of the “Magnificent 7.” However, as the period progressed, market dynamics began to favor value-oriented names over the growth-focused companies that dominate the Nasdaq-100, leading to a modest rotation while the index still delivered solid gains overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Nasdaq-100 10 Buffer ETF™- Quarterly	PAGE 1	TSR-AR-45783Y160

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/28/2024)
Innovator Nasdaq-100 10 Buffer ETF - Quarterly NAV	1.91
NASDAQ 100 Total Return Index	1.29
NASDAQ 100 Index	1.05
Visit https://www.innovatoretfs.com/etf/?ticker=QBUF for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$80,453,200
Number of Holdings	4
Net Advisory Fee	$53,771
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%
Visit https://www.innovatoretfs.com/etf/?ticker=QBUF for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $1.23	98.8%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $488.07	3.6%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $439.26	-1.1%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $510.33	-1.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=QBUF.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Nasdaq-100 10 Buffer ETF™- Quarterly	PAGE 2	TSR-AR-45783Y160

Innovator Premium Income 10 Barrier ETF™ - April
APRD (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Premium Income 10 Barrier ETF™ - April for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APRD. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 10 Barrier ETF - April	$83	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 10 Barrier ETF™- April	PAGE 1	TSR-AR-45783Y632

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2023)
Innovator Premium Income 10 Barrier ETF - April NAV	9.16	9.27
S&P 500 TR	38.02	24.80
S&P 500	36.04	22.98
Visit https://www.innovatoretfs.com/etf/?ticker=APRD for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$9,276,352
Number of Holdings	5
Net Advisory Fee	$67,634
Portfolio Turnover	0%
30-Day SEC Yield	3.72%
30-Day SEC Yield Unsubsidized	3.72%
Visit https://www.innovatoretfs.com/etf/?ticker=APRD for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
United States Treasury Bill	99.7%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $4,676.33	9.0%
United States Treasury Bill	1.9%
S&P 500 Mini Index, Expiration: 03/31/2025; Exercise Price: $472.89	-0.1%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $4,728.87	-10.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=APRD.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 10 Barrier ETF™- April	PAGE 2	TSR-AR-45783Y632

Innovator Premium Income 10 Barrier ETF™ - January
JAND (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Premium Income 10 Barrier ETF™ - January for the period of December 29, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JAND. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 10 Barrier ETF - January	$68	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 10 Barrier ETF™- January	PAGE 1	TSR-AR-45783Y392

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/29/2023)
Innovator Premium Income 10 Barrier ETF - January NAV	7.32
S&P 500 TR	20.97
S&P 500	19.62
Visit https://www.innovatoretfs.com/etf/?ticker=JAND for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$4,354,081
Number of Holdings	4
Net Advisory Fee	$29,772
Portfolio Turnover	0%
30-Day SEC Yield	3.80%
30-Day SEC Yield Unsubsidized	3.80%
Visit https://www.innovatoretfs.com/etf/?ticker=JAND for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
United States Treasury Bill	100.2%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $4,240.14	2.2%
S&P 500 Mini Index, Expiration: 12/31/2024; Exercise Price: $428.78	0.0%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $4,287.78	-2.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=JAND.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 10 Barrier ETF™- January	PAGE 2	TSR-AR-45783Y392

Innovator Premium Income 10 Barrier ETF™ - July
JULD (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Premium Income 10 Barrier ETF™ - July for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JULD. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 10 Barrier ETF - July	$84	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 10 Barrier ETF™- July	PAGE 1	TSR-AR-45783Y574

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2023)
Innovator Premium Income 10 Barrier ETF - July NAV	11.60	8.69
S&P 500 TR	38.02	22.17
S&P 500	36.04	20.42
Visit https://www.innovatoretfs.com/etf/?ticker=JULD for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$4,993,836
Number of Holdings	6
Net Advisory Fee	$35,281
Portfolio Turnover	0%
30-Day SEC Yield	3.57%
30-Day SEC Yield Unsubsidized	3.57%
Visit https://www.innovatoretfs.com/etf/?ticker=JULD for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
United States Treasury Bill	99.1%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,860.03	16.4%
United States Treasury Bill	1.9%
United States Treasury Bill	1.8%
S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $491.46	-0.2%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,914.64	-19.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=JULD.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 10 Barrier ETF™- July	PAGE 2	TSR-AR-45783Y574

Innovator Premium Income 10 Barrier ETF™ - October
OCTD (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Premium Income 10 Barrier ETF™ - October for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=OCTD. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 10 Barrier ETF - October	$83	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 10 Barrier ETF™- October	PAGE 1	TSR-AR-45783Y517

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Innovator Premium Income 10 Barrier ETF - October NAV	9.44	8.51
S&P 500 TR	38.02	31.88
S&P 500	36.04	30.03
Visit https://www.innovatoretfs.com/etf/?ticker=OCTD for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$4,760,754
Number of Holdings	7
Net Advisory Fee	$37,471
Portfolio Turnover	0%
30-Day SEC Yield	3.68%
30-Day SEC Yield Unsubsidized	3.68%
Visit https://www.innovatoretfs.com/etf/?ticker=OCTD for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
United States Treasury Bill	98.9%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $5,128.54	27.3%
United States Treasury Bill	1.9%
United States Treasury Bill	1.9%
United States Treasury Bill	1.9%
S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: $518.62	-0.1%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $5,186.16	-31.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=OCTD.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 10 Barrier ETF™- October	PAGE 2	TSR-AR-45783Y517

Innovator Premium Income 15 Buffer ETF™ - April
LAPR (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF™ - April for the period of March 28, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 15 Buffer ETF - April	$47	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the SPDR S&P 500 ETF Trust (SPY) at the end of the Outcome Period through the implementation of a Buffer. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Buffer will cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 15 Buffer ETF™- April	PAGE 1	TSR-AR-45783Y319

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/28/2024)
Innovator Premium Income 15 Buffer ETF - April NAV	3.73
S&P 500 TR	9.42
S&P 500	8.59
Visit https://www.innovatoretfs.com/etf/?ticker=LAPR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$3,752,463
Number of Holdings	6
Net Advisory Fee	$15,725
Portfolio Turnover	0%
30-Day SEC Yield	3.69%
30-Day SEC Yield Unsubsidized	3.69%
Visit https://www.innovatoretfs.com/etf/?ticker=LAPR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
United States Treasury Bill	98.7%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $444.60	-0.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=LAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 15 Buffer ETF™- April	PAGE 2	TSR-AR-45783Y319

Innovator Premium Income 15 Buffer ETF™ - January
LJAN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF™ - January for the period of December 29, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 15 Buffer ETF - January	$67	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the SPDR S&P 500 ETF Trust (SPY) at the end of the Outcome Period through the implementation of a Buffer. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Buffer will cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 15 Buffer ETF™- January	PAGE 1	TSR-AR-45783Y368

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/29/2023)
Innovator Premium Income 15 Buffer ETF - January NAV	5.21
S&P 500 TR	20.97
S&P 500	19.62
Visit https://www.innovatoretfs.com/etf/?ticker=LJAN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$8,606,685
Number of Holdings	3
Net Advisory Fee	$80,599
Portfolio Turnover	0%
30-Day SEC Yield	3.79%
30-Day SEC Yield Unsubsidized	3.79%
Visit https://www.innovatoretfs.com/etf/?ticker=LJAN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
United States Treasury Bill	99.6%
United States Treasury Bill	0.5%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $403.44	-0.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=LJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 15 Buffer ETF™- January	PAGE 2	TSR-AR-45783Y368

Innovator Premium Income 15 Buffer ETF™ - July
LJUL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF™ - July for the period of June 28, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 15 Buffer ETF - July	$27	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the SPDR S&P 500 ETF Trust (SPY) at the end of the Outcome Period through the implementation of a Buffer. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Buffer will cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 15 Buffer ETF™- July	PAGE 1	TSR-AR-45783Y186

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/28/2024)
Innovator Premium Income 15 Buffer ETF - July NAV	2.16
S&P 500 TR	4.93
S&P 500	4.49
Visit https://www.innovatoretfs.com/etf/?ticker=LJUL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,383,970
Number of Holdings	9
Net Advisory Fee	$5,624
Portfolio Turnover	0%
30-Day SEC Yield	3.51%
30-Day SEC Yield Unsubsidized	3.51%
Visit https://www.innovatoretfs.com/etf/?ticker=LJUL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
United States Treasury Bill	98.1%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $462.60	-1.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=LJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 15 Buffer ETF™- July	PAGE 2	TSR-AR-45783Y186

Innovator Premium Income 15 Buffer ETF™ - October
LOCT (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF™ - October for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 15 Buffer ETF - October	$82	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the SPDR S&P 500 ETF Trust (SPY) at the end of the Outcome Period through the implementation of a Buffer. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Buffer will cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 15 Buffer ETF™- October	PAGE 1	TSR-AR-45783Y434

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Innovator Premium Income 15 Buffer ETF - October NAV	6.60	6.36
S&P 500 TR	38.02	31.88
S&P 500	36.04	30.03
Visit https://www.innovatoretfs.com/etf/?ticker=LOCT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$18,331,640
Number of Holdings	12
Net Advisory Fee	$133,709
Portfolio Turnover	0%
30-Day SEC Yield	3.58%
30-Day SEC Yield Unsubsidized	3.58%
Visit https://www.innovatoretfs.com/etf/?ticker=LOCT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
United States Treasury Bill	97.8%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=LOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 15 Buffer ETF™- October	PAGE 2	TSR-AR-45783Y434

Innovator Premium Income 20 Barrier ETF™ - April
APRH (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF™ - April for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APRH. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 20 Barrier ETF - April	$82	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 20 Barrier ETF™- April	PAGE 1	TSR-AR-45783Y624

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2023)
Innovator Premium Income 20 Barrier ETF - April NAV	7.43	7.91
S&P 500 TR	38.02	24.80
S&P 500	36.04	22.98
Visit https://www.innovatoretfs.com/etf/?ticker=APRH for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$27,802,309
Number of Holdings	5
Net Advisory Fee	$213,856
Portfolio Turnover	0%
30-Day SEC Yield	3.69%
30-Day SEC Yield Unsubsidized	3.69%
Visit https://www.innovatoretfs.com/etf/?ticker=APRH for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
United States Treasury Bill	99.4%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $4,150.90	9.8%
United States Treasury Bill	1.6%
S&P 500 Mini Index, Expiration: 03/31/2025; Exercise Price: $420.34	-0.1%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $4,203.44	-10.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=APRH.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 20 Barrier ETF™- April	PAGE 2	TSR-AR-45783Y624

Innovator Premium Income 20 Barrier ETF™ - January
JANH (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF™ - January for the period of December 29, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JANH. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 20 Barrier ETF - January	$68	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 20 Barrier ETF™- January	PAGE 1	TSR-AR-45783Y657

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/29/2023)
Innovator Premium Income 20 Barrier ETF - January NAV	6.11
S&P 500 TR	20.97
S&P 500	19.62
Visit https://www.innovatoretfs.com/etf/?ticker=JANH for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$9,307,055
Number of Holdings	4
Net Advisory Fee	$58,532
Portfolio Turnover	0%
30-Day SEC Yield	3.79%
30-Day SEC Yield Unsubsidized	3.79%
Visit https://www.innovatoretfs.com/etf/?ticker=JANH for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
United States Treasury Bill	100.1%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $3,763.72	2.7%
S&P 500 Mini Index, Expiration: 12/31/2024; Exercise Price: $381.14	0.0%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $3,811.36	-3.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=JANH.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 20 Barrier ETF™- January	PAGE 2	TSR-AR-45783Y657

Innovator Premium Income 20 Barrier ETF™ - July
JULH (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF™ - July for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JULH. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 20 Barrier ETF - July	$83	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 20 Barrier ETF™- July	PAGE 1	TSR-AR-45783Y582

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2023)
Innovator Premium Income 20 Barrier ETF - July NAV	8.99	7.60
S&P 500 TR	38.02	22.17
S&P 500	36.04	20.42
Visit https://www.innovatoretfs.com/etf/?ticker=JULH for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$20,574,006
Number of Holdings	6
Net Advisory Fee	$184,709
Portfolio Turnover	0%
30-Day SEC Yield	3.53%
30-Day SEC Yield Unsubsidized	3.53%
Visit https://www.innovatoretfs.com/etf/?ticker=JULH for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
United States Treasury Bill	98.9%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,313.96	17.8%
United States Treasury Bill	1.6%
United States Treasury Bill	1.6%
S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $436.86	-0.1%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,368.57	-19.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=JULH.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 20 Barrier ETF™- July	PAGE 2	TSR-AR-45783Y582

Innovator Premium Income 20 Barrier ETF™ - October
OCTH (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF™ - October for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=OCTH. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 20 Barrier ETF - October	$82	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 20 Barrier ETF™- October	PAGE 1	TSR-AR-45783Y525

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Innovator Premium Income 20 Barrier ETF - October NAV	7.83	7.22
S&P 500 TR	38.02	31.88
S&P 500	36.04	30.03
Visit https://www.innovatoretfs.com/etf/?ticker=OCTH for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$19,629,911
Number of Holdings	7
Net Advisory Fee	$149,333
Portfolio Turnover	0%
30-Day SEC Yield	3.62%
30-Day SEC Yield Unsubsidized	3.62%
Visit https://www.innovatoretfs.com/etf/?ticker=OCTH for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
United States Treasury Bill	98.7%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $4,552.30	29.8%
United States Treasury Bill	1.6%
United States Treasury Bill	1.6%
United States Treasury Bill	1.6%
S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: $460.99	-0.1%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $4,609.92	-33.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=OCTH.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 20 Barrier ETF™- October	PAGE 2	TSR-AR-45783Y525

Innovator Premium Income 30 Barrier ETF™ - April
APRJ (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF™ - April for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APRJ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 30 Barrier ETF - April	$81	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 30 Barrier ETF™- April	PAGE 1	TSR-AR-45783Y616

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2023)
Innovator Premium Income 30 Barrier ETF - April NAV	6.30	6.67
S&P 500 TR	38.02	24.80
S&P 500	36.04	22.98
Visit https://www.innovatoretfs.com/etf/?ticker=APRJ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$38,286,822
Number of Holdings	5
Net Advisory Fee	$323,319
Portfolio Turnover	0%
30-Day SEC Yield	3.68%
30-Day SEC Yield Unsubsidized	3.68%
Visit https://www.innovatoretfs.com/etf/?ticker=APRJ for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
United States Treasury Bill	99.3%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $3,625.47	8.9%
United States Treasury Bill	1.4%
S&P 500 Mini Index, Expiration: 03/31/2025; Exercise Price: $367.80	0.0%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $3,678.01	-9.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=APRJ.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 30 Barrier ETF™- April	PAGE 2	TSR-AR-45783Y616

Innovator Premium Income 30 Barrier ETF™ - January
JANJ (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF™ - January for the period of December 29, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JANJ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 30 Barrier ETF - January	$67	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 30 Barrier ETF™- January	PAGE 1	TSR-AR-45783Y376

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/29/2023)
Innovator Premium Income 30 Barrier ETF - January NAV	5.10
S&P 500 TR	20.97
S&P 500	19.62
Visit https://www.innovatoretfs.com/etf/?ticker=JANJ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$22,302,907
Number of Holdings	4
Net Advisory Fee	$141,293
Portfolio Turnover	0%
30-Day SEC Yield	3.78%
30-Day SEC Yield Unsubsidized	3.78%
Visit https://www.innovatoretfs.com/etf/?ticker=JANJ for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
United States Treasury Bill	100.0%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $3,287.30	2.4%
S&P 500 Mini Index, Expiration: 12/31/2024; Exercise Price: $333.49	0.0%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $3,334.94	-2.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=JANJ.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 30 Barrier ETF™- January	PAGE 2	TSR-AR-45783Y376

Innovator Premium Income 30 Barrier ETF™ - July
JULJ (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF™ - July for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JULJ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 30 Barrier ETF - July	$82	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 30 Barrier ETF™- July	PAGE 1	TSR-AR-45783Y566

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2023)
Innovator Premium Income 30 Barrier ETF - July NAV	7.07	6.65
S&P 500 TR	38.02	22.17
S&P 500	36.04	20.42
Visit https://www.innovatoretfs.com/etf/?ticker=JULJ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$23,695,029
Number of Holdings	6
Net Advisory Fee	$200,586
Portfolio Turnover	0%
30-Day SEC Yield	3.50%
30-Day SEC Yield Unsubsidized	3.50%
Visit https://www.innovatoretfs.com/etf/?ticker=JULJ for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
United States Treasury Bill	98.7%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,767.89	15.4%
United States Treasury Bill	1.3%
United States Treasury Bill	1.3%
S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $382.25	-0.1%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,822.50	-16.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=JULJ.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 30 Barrier ETF™- July	PAGE 2	TSR-AR-45783Y566

Innovator Premium Income 30 Barrier ETF™ - October
OCTJ (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF™ - October for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=OCTJ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 30 Barrier ETF - October	$82	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 30 Barrier ETF™- October	PAGE 1	TSR-AR-45783Y491

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Innovator Premium Income 30 Barrier ETF - October NAV	6.53	6.16
S&P 500 TR	38.02	31.88
S&P 500	36.04	30.03
Visit https://www.innovatoretfs.com/etf/?ticker=OCTJ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$21,429,862
Number of Holdings	7
Net Advisory Fee	$177,501
Portfolio Turnover	0%
30-Day SEC Yield	3.58%
30-Day SEC Yield Unsubsidized	3.58%
Visit https://www.innovatoretfs.com/etf/?ticker=OCTJ for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
United States Treasury Bill	98.4%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $3,976.06	25.0%
United States Treasury Bill	1.3%
United States Treasury Bill	1.3%
United States Treasury Bill	1.3%
S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: $403.37	0.0%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $4,033.68	-27.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=OCTJ.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 30 Barrier ETF™- October	PAGE 2	TSR-AR-45783Y491

Innovator Premium Income 40 Barrier ETF™ - April
APRQ (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Premium Income 40 Barrier ETF™ - April for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APRQ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 40 Barrier ETF - April	$81	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 40 Barrier ETF™- April	PAGE 1	TSR-AR-45783Y590

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2023)
Innovator Premium Income 40 Barrier ETF - April NAV	5.55	5.72
S&P 500 TR	38.02	24.80
S&P 500	36.04	22.98
Visit https://www.innovatoretfs.com/etf/?ticker=APRQ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$19,119,793
Number of Holdings	5
Net Advisory Fee	$182,284
Portfolio Turnover	0%
30-Day SEC Yield	3.67%
30-Day SEC Yield Unsubsidized	3.67%
Visit https://www.innovatoretfs.com/etf/?ticker=APRQ for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
United States Treasury Bill	99.3%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $3,100.04	7.2%
United States Treasury Bill	1.3%
S&P 500 Mini Index, Expiration: 03/31/2025; Exercise Price: $315.26	0.0%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $3,152.58	-7.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=APRQ.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 40 Barrier ETF™- April	PAGE 2	TSR-AR-45783Y590

Innovator Premium Income 40 Barrier ETF™ - January
JANQ (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Premium Income 40 Barrier ETF™ - January for the period of December 29, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JANQ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 40 Barrier ETF - January	$67	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 40 Barrier ETF™- January	PAGE 1	TSR-AR-45783Y640

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/29/2023)
Innovator Premium Income 40 Barrier ETF - January NAV	4.43
S&P 500 TR	20.97
S&P 500	19.62
Visit https://www.innovatoretfs.com/etf/?ticker=JANQ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$4,951,630
Number of Holdings	4
Net Advisory Fee	$56,640
Portfolio Turnover	0%
30-Day SEC Yield	3.78%
30-Day SEC Yield Unsubsidized	3.78%
Visit https://www.innovatoretfs.com/etf/?ticker=JANQ for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
United States Treasury Bill	99.9%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $2,810.88	1.7%
S&P 500 Mini Index, Expiration: 12/31/2024; Exercise Price: $285.85	0.0%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $2,858.52	-1.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=JANQ.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 40 Barrier ETF™- January	PAGE 2	TSR-AR-45783Y640

Innovator Premium Income 40 Barrier ETF™ - July
JULQ (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Premium Income 40 Barrier ETF™ - July for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JULQ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 40 Barrier ETF - July	$81	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 40 Barrier ETF™- July	PAGE 1	TSR-AR-45783Y558

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2023)
Innovator Premium Income 40 Barrier ETF - July NAV	6.09	5.94
S&P 500 TR	38.02	22.17
S&P 500	36.04	20.42
Visit https://www.innovatoretfs.com/etf/?ticker=JULQ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$8,103,995
Number of Holdings	6
Net Advisory Fee	$65,706
Portfolio Turnover	0%
30-Day SEC Yield	3.48%
30-Day SEC Yield Unsubsidized	3.48%
Visit https://www.innovatoretfs.com/etf/?ticker=JULQ for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
United States Treasury Bill	98.5%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,221.82	12.2%
United States Treasury Bill	1.2%
United States Treasury Bill	1.2%
S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $327.64	0.0%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,276.43	-13.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=JULQ.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 40 Barrier ETF™- July	PAGE 2	TSR-AR-45783Y558

Innovator Premium Income 40 Barrier ETF™ - October
OCTQ (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Premium Income 40 Barrier ETF™ - October for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=OCTQ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 40 Barrier ETF - October	$81	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the S&P 500 Price Return Index (SPX) at the end of the Outcome Period through the implementation of a Barrier. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Barrier provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Barrier will cause the Fund to experience different returns than SPX.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 40 Barrier ETF™- October	PAGE 1	TSR-AR-45783Y483

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Innovator Premium Income 40 Barrier ETF - October NAV	5.60	5.30
S&P 500 TR	38.02	31.88
S&P 500	36.04	30.03
Visit https://www.innovatoretfs.com/etf/?ticker=OCTQ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$12,494,766
Number of Holdings	7
Net Advisory Fee	$92,933
Portfolio Turnover	0%
30-Day SEC Yield	3.54%
30-Day SEC Yield Unsubsidized	3.54%
Visit https://www.innovatoretfs.com/etf/?ticker=OCTQ for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
United States Treasury Bill	98.2%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $3,399.82	19.1%
United States Treasury Bill	1.1%
United States Treasury Bill	1.1%
United States Treasury Bill	1.1%
S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: $345.74	0.0%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $3,457.44	-20.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=OCTQ.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 40 Barrier ETF™- October	PAGE 2	TSR-AR-45783Y483

Innovator Premium Income 9 Buffer ETF™ - April
HAPR (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Premium Income 9 Buffer ETF™ - April for the period of March 28, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=HAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 9 Buffer ETF - April	$47	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the SPDR S&P 500 ETF Trust (SPY) at the end of the Outcome Period through the implementation of a Buffer. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Buffer will cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 9 Buffer ETF™- April	PAGE 1	TSR-AR-45783Y327

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/28/2024)
Innovator Premium Income 9 Buffer ETF - April NAV	4.17
S&P 500 TR	9.42
S&P 500	8.59
Visit https://www.innovatoretfs.com/etf/?ticker=HAPR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,875,780
Number of Holdings	6
Net Advisory Fee	$7,884
Portfolio Turnover	0%
30-Day SEC Yield	3.71%
30-Day SEC Yield Unsubsidized	3.71%
Visit https://www.innovatoretfs.com/etf/?ticker=HAPR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
United States Treasury Bill	98.8%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $475.97	-1.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=HAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 9 Buffer ETF™- April	PAGE 2	TSR-AR-45783Y327

Innovator Premium Income 9 Buffer ETF™ - January
HJAN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Premium Income 9 Buffer ETF™ - January for the period of December 29, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=HJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 9 Buffer ETF - January	$68	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the SPDR S&P 500 ETF Trust (SPY) at the end of the Outcome Period through the implementation of a Buffer. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Buffer will cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 9 Buffer ETF™- January	PAGE 1	TSR-AR-45783Y384

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/29/2023)
Innovator Premium Income 9 Buffer ETF - January NAV	6.05
S&P 500 TR	20.97
S&P 500	19.62
Visit https://www.innovatoretfs.com/etf/?ticker=HJAN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$9,835,086
Number of Holdings	3
Net Advisory Fee	$58,895
Portfolio Turnover	0%
30-Day SEC Yield	3.80%
30-Day SEC Yield Unsubsidized	3.80%
Visit https://www.innovatoretfs.com/etf/?ticker=HJAN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
United States Treasury Bill	99.5%
United States Treasury Bill	0.5%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $431.91	-0.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=HJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 9 Buffer ETF™- January	PAGE 2	TSR-AR-45783Y384

Innovator Premium Income 9 Buffer ETF™ - July
HJUL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Premium Income 9 Buffer ETF™ - July for the period of June 28, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=HJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 9 Buffer ETF - July	$27	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the SPDR S&P 500 ETF Trust (SPY) at the end of the Outcome Period through the implementation of a Buffer. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Buffer will cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 9 Buffer ETF™- July	PAGE 1	TSR-AR-45783Y194

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/28/2024)
Innovator Premium Income 9 Buffer ETF - July NAV	2.32
S&P 500 TR	4.93
S&P 500	4.49
Visit https://www.innovatoretfs.com/etf/?ticker=HJUL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,190,840
Number of Holdings	9
Net Advisory Fee	$3,972
Portfolio Turnover	0%
30-Day SEC Yield	3.52%
30-Day SEC Yield Unsubsidized	3.52%
Visit https://www.innovatoretfs.com/etf/?ticker=HJUL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
United States Treasury Bill	98.2%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $495.26	-1.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=HJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 9 Buffer ETF™- July	PAGE 2	TSR-AR-45783Y194

Innovator Premium Income 9 Buffer ETF™ - October
HOCT (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator Premium Income 9 Buffer ETF™ - October for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=HOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 9 Buffer ETF - October	$82	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide an income-oriented defined outcome strategy which limits the total return a Fund may provide over the course of the Outcome Period to the Defined Distribution Rate, while potentially limiting downside losses experienced by the SPDR S&P 500 ETF Trust (SPY) at the end of the Outcome Period through the implementation of a Buffer. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the structure of the Fund’s investments is such that the Fund will not participate in the upside returns of such index, and the total return provided will be the Fund’s stated Defined Distribution Rate, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Defined Distribution Rate and the Buffer will cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator Premium Income 9 Buffer ETF™- October	PAGE 1	TSR-AR-45783Y467

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Innovator Premium Income 9 Buffer ETF - October NAV	7.76	7.29
S&P 500 TR	38.02	31.88
S&P 500	36.04	30.03
Visit https://www.innovatoretfs.com/etf/?ticker=HOCT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$15,369,433
Number of Holdings	12
Net Advisory Fee	$103,567
Portfolio Turnover	0%
30-Day SEC Yield	3.61%
30-Day SEC Yield Unsubsidized	3.61%
Visit https://www.innovatoretfs.com/etf/?ticker=HOCT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
United States Treasury Bill	98.0%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=HOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator Premium Income 9 Buffer ETF™- October	PAGE 2	TSR-AR-45783Y467

Innovator U.S. Equity 10 Buffer ETF™ - Quarterly
ZALT (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity 10 Buffer ETF™ - Quarterly for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZALT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity 10 Buffer ETF - Quarterly	$74	0.69%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity 10 Buffer ETF™- Quarterly	PAGE 1	TSR-AR-45783Y442

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Innovator U.S. Equity 10 Buffer ETF - Quarterly NAV	14.46	12.91
S&P 500 TR	38.02	31.88
S&P 500	36.04	30.03
Visit https://www.innovatoretfs.com/etf/?ticker=ZALT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$256,457,781
Number of Holdings	4
Net Advisory Fee	$811,891
Portfolio Turnover	0%
30-Day SEC Yield	-0.67%
30-Day SEC Yield Unsubsidized	-0.67%
Visit https://www.innovatoretfs.com/etf/?ticker=ZALT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $1.42	98.7%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $573.74	2.8%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $516.38	-0.7%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $594.87	-0.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=ZALT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity 10 Buffer ETF™- Quarterly	PAGE 2	TSR-AR-45783Y442

Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly
EALT (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EALT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly	$78	0.69%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity 5 to 15 Buffer ETF™- Quarterly	PAGE 1	TSR-AR-45783Y475

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2023)
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly NAV	24.78	20.90
S&P 500 TR	38.02	31.88
S&P 500	36.04	30.03
Visit https://www.innovatoretfs.com/etf/?ticker=EALT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$102,315,935
Number of Holdings	4
Net Advisory Fee	$398,567
Portfolio Turnover	0%
30-Day SEC Yield	-0.68%
30-Day SEC Yield Unsubsidized	-0.68%
Visit https://www.innovatoretfs.com/etf/?ticker=EALT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $1.40	99.2%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $545.07	1.4%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $609.79	-0.3%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $487.70	-0.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=EALT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity 5 to 15 Buffer ETF™- Quarterly	PAGE 2	TSR-AR-45783Y475

Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April
XBAP (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBAP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated 9 Buffer ETF - April	$85	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside accelerated performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Accelerated 9 Buffer ETF™- April	PAGE 1	TSR-AR-45783Y301

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator U.S. Equity Accelerated 9 Buffer ETF - April NAV	16.31	7.92
S&P 500 TR	38.02	12.31
S&P 500	36.04	10.62
Visit https://www.innovatoretfs.com/etf/?ticker=XBAP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$86,696,139
Number of Holdings	5
Net Advisory Fee	$643,826
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=XBAP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.21	100.9%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $523.07	11.5%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $523.06	1.8%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $475.98	-1.0%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $556.70	-13.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XBAP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated 9 Buffer ETF™- April	PAGE 2	TSR-AR-45783Y301

Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January
XBJA (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBJA. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated 9 Buffer ETF - January	$85	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside accelerated performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Accelerated 9 Buffer ETF™- January	PAGE 1	TSR-AR-45783Y780

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2021)
Innovator U.S. Equity Accelerated 9 Buffer ETF - January NAV	15.01	5.05
S&P 500 TR	38.02	8.23
S&P 500	36.04	6.56
Visit https://www.innovatoretfs.com/etf/?ticker=XBJA for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$86,615,519
Number of Holdings	5
Net Advisory Fee	$709,973
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=XBJA for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $4.72	107.5%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $475.30	18.8%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $475.30	0.4%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $432.52	-0.2%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $505.49	-26.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XBJA.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated 9 Buffer ETF™- January	PAGE 2	TSR-AR-45783Y780

Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July
XBJL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBJL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated 9 Buffer ETF - July	$86	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside accelerated performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Accelerated 9 Buffer ETF™- July	PAGE 1	TSR-AR-45783Y889

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Innovator U.S. Equity Accelerated 9 Buffer ETF - July NAV	18.93	8.21
S&P 500 TR	38.02	10.54
S&P 500	36.04	8.86
Visit https://www.innovatoretfs.com/etf/?ticker=XBJL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$150,391,561
Number of Holdings	5
Net Advisory Fee	$794,854
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=XBJL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $5.41	99.9%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.20	10.0%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.20	3.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $495.22	-1.8%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $577.74	-11.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XBJL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated 9 Buffer ETF™- July	PAGE 2	TSR-AR-45783Y889

Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October
XBOC (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBOC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated 9 Buffer ETF - October	$85	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside accelerated performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Accelerated 9 Buffer ETF™- October	PAGE 1	TSR-AR-45783Y848

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Innovator U.S. Equity Accelerated 9 Buffer ETF - October NAV	14.08	6.96
S&P 500 TR	38.02	11.24
S&P 500	36.04	9.54
Visit https://www.innovatoretfs.com/etf/?ticker=XBOC for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$66,559,702
Number of Holdings	5
Net Advisory Fee	$551,033
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=XBOC for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.70	98.6%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.74	7.7%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.74	5.2%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $522.10	-3.1%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $605.95	-8.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XBOC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated 9 Buffer ETF™- October	PAGE 2	TSR-AR-45783Y848

Innovator U.S. Equity Accelerated ETF® - April
XDAP (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated ETF® - April for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDAP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated ETF - April	$88	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Accelerated ETF® - April	PAGE 1	TSR-AR-45783Y202

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator U.S. Equity Accelerated ETF - April NAV	23.84	8.88
S&P 500 TR	38.02	12.31
S&P 500	36.04	10.62
Visit https://www.innovatoretfs.com/etf/?ticker=XDAP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$7,744,082
Number of Holdings	3
Net Advisory Fee	$51,764
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=XDAP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.26	98.7%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $523.08	11.3%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $568.63	-10.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XDAP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated ETF® - April	PAGE 2	TSR-AR-45783Y202

Innovator U.S. Equity Accelerated ETF® - January
XDJA (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated ETF® - January for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDJA. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated ETF - January	$88	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Accelerated ETF® - January	PAGE 1	TSR-AR-45783Y764

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2021)
Innovator U.S. Equity Accelerated ETF - January NAV	22.59	4.51
S&P 500 TR	38.02	8.23
S&P 500	36.04	6.56
Visit https://www.innovatoretfs.com/etf/?ticker=XDJA for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$9,800,788
Number of Holdings	3
Net Advisory Fee	$63,479
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=XDJA for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $4.78	103.9%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $475.31	18.1%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $516.19	-22.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XDJA.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated ETF® - January	PAGE 2	TSR-AR-45783Y764

Innovator U.S. Equity Accelerated ETF® - July
XDJL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated ETF® - July for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDJL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated ETF - July	$90	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Accelerated ETF® - July	PAGE 1	TSR-AR-45783Y707

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Innovator U.S. Equity Accelerated ETF - July NAV	27.24	8.54
S&P 500 TR	38.02	10.54
S&P 500	36.04	8.86
Visit https://www.innovatoretfs.com/etf/?ticker=XDJL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$10,975,976
Number of Holdings	3
Net Advisory Fee	$72,316
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=XDJL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $5.47	99.1%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.22	9.9%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $588.85	-9.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XDJL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated ETF® - July	PAGE 2	TSR-AR-45783Y707

Innovator U.S. Equity Accelerated ETF® - October
XDOC (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated ETF® - October for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDOC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated ETF - October	$87	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Accelerated ETF® - October	PAGE 1	TSR-AR-45782C110

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Innovator U.S. Equity Accelerated ETF - October NAV	19.38	6.80
S&P 500 TR	38.02	11.24
S&P 500	36.04	9.54
Visit https://www.innovatoretfs.com/etf/?ticker=XDOC for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$5,155,895
Number of Holdings	3
Net Advisory Fee	$47,170
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=XDOC for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.77	98.8%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.76	7.7%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $617.71	-6.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XDOC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated ETF® - October	PAGE 2	TSR-AR-45782C110

Innovator U.S. Equity Accelerated ETF® - Quarterly
XDSQ (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated ETF® - Quarterly for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDSQ. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated ETF - Quarterly	$90	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Accelerated ETF® - Quarterly	PAGE 1	TSR-AR-45783Y103

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator U.S. Equity Accelerated ETF - Quarterly NAV	28.82	9.30
S&P 500 TR	38.02	12.31
S&P 500	36.04	10.62
Visit https://www.innovatoretfs.com/etf/?ticker=XDSQ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$51,473,999
Number of Holdings	3
Net Advisory Fee	$466,091
Portfolio Turnover	0%
30-Day SEC Yield	-0.78%
30-Day SEC Yield Unsubsidized	-0.78%
Visit https://www.innovatoretfs.com/etf/?ticker=XDSQ for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $1.45	99.3%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $573.76	2.6%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $592.92	-1.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XDSQ.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated ETF® - Quarterly	PAGE 2	TSR-AR-45783Y103

Innovator U.S. Equity Accelerated Plus ETF® - April
XTAP (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - April for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTAP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated Plus ETF - April	$87	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Accelerated Plus ETF® - April	PAGE 1	TSR-AR-45783Y400

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Innovator U.S. Equity Accelerated Plus ETF - April NAV	21.15	8.16
S&P 500 TR	38.02	12.31
S&P 500	36.04	10.62
Visit https://www.innovatoretfs.com/etf/?ticker=XTAP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$10,925,146
Number of Holdings	3
Net Advisory Fee	$76,365
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=XTAP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.20	99.3%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $523.06	22.7%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $550.90	-22.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XTAP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated Plus ETF® - April	PAGE 2	TSR-AR-45783Y400

Innovator U.S. Equity Accelerated Plus ETF® - January
XTJA (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - January for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTJA. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated Plus ETF - January	$86	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Accelerated Plus ETF® - January	PAGE 1	TSR-AR-45783Y772

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2021)
Innovator U.S. Equity Accelerated Plus ETF - January NAV	18.78	3.61
S&P 500 TR	38.02	8.23
S&P 500	36.04	6.56
Visit https://www.innovatoretfs.com/etf/?ticker=XTJA for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$17,073,853
Number of Holdings	3
Net Advisory Fee	$143,197
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=XTJA for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $4.71	104.8%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $475.28	36.6%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $500.45	-41.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XTJA.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated Plus ETF® - January	PAGE 2	TSR-AR-45783Y772

Innovator U.S. Equity Accelerated Plus ETF® - July
XTJL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - July for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTJL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated Plus ETF - July	$89	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Accelerated Plus ETF® - July	PAGE 1	TSR-AR-45783Y806

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Innovator U.S. Equity Accelerated Plus ETF - July NAV	25.14	7.58
S&P 500 TR	38.02	10.54
S&P 500	36.04	8.86
Visit https://www.innovatoretfs.com/etf/?ticker=XTJL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$11,469,781
Number of Holdings	3
Net Advisory Fee	$94,335
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=XTJL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $5.39	99.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.19	19.9%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $571.92	-19.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XTJL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated Plus ETF® - July	PAGE 2	TSR-AR-45783Y806

Innovator U.S. Equity Accelerated Plus ETF® - October
XTOC (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - October for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTOC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated Plus ETF - October	$86	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to provide accelerated returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated Cap over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the Fund will generally provide similar losses to the S&P 500 Index at the end of the Outcome Period. Alternatively, in markets where the S&P 500 Index is appreciating, the Fund seeks to provide accelerated returns of SPY, limited by the Fund’s Cap, which limits the amount of potential accelerated Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap may also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Accelerated Plus ETF® - October	PAGE 1	TSR-AR-45783Y830

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Innovator U.S. Equity Accelerated Plus ETF - October NAV	18.02	5.78
S&P 500 TR	38.02	11.24
S&P 500	36.04	9.54
Visit https://www.innovatoretfs.com/etf/?ticker=XTOC for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$14,302,068
Number of Holdings	3
Net Advisory Fee	$136,114
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=XTOC for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.69	98.6%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.73	15.5%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $601.01	-14.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=XTOC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Accelerated Plus ETF® - October	PAGE 2	TSR-AR-45783Y830

Innovator U.S. Equity Buffer ETF™ - April
BAPR (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - April for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF - April	$89	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Buffer ETF™- April	PAGE 1	TSR-AR-45782C888

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/29/2019)
Innovator U.S. Equity Buffer ETF - April NAV	25.38	10.13	10.29
S&P 500 TR	38.02	15.27	15.20
S&P 500	36.04	13.44	13.33
Visit https://www.innovatoretfs.com/etf/?ticker=BAPR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$261,064,481
Number of Holdings	4
Net Advisory Fee	$1,760,569
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=BAPR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.24	99.9%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $523.08	1.8%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $475.99	-1.0%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $618.95	-1.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- April	PAGE 2	TSR-AR-45782C888

Innovator U.S. Equity Buffer ETF™ - August
BAUG (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - August for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF - August	$91	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Buffer ETF™- August	PAGE 1	TSR-AR-45782C698

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Innovator U.S. Equity Buffer ETF - August NAV	30.88	10.76	10.62
S&P 500 TR	38.02	15.27	15.01
S&P 500	36.04	13.44	13.16
Visit https://www.innovatoretfs.com/etf/?ticker=BAUG for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$180,816,724
Number of Holdings	4
Net Advisory Fee	$1,486,416
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=BAUG for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $5.52	99.6%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $550.83	3.7%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $639.44	-1.4%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $501.24	-2.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BAUG.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- August	PAGE 2	TSR-AR-45782C698

Innovator U.S. Equity Buffer ETF™ - December
BDEC (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - December for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BDEC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF - December	$89	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Buffer ETF™- December	PAGE 1	TSR-AR-45782C557

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/29/2019)
Innovator U.S. Equity Buffer ETF - December NAV	26.32	10.56
S&P 500 TR	38.02	14.69
S&P 500	36.04	12.89
Visit https://www.innovatoretfs.com/etf/?ticker=BDEC for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$125,503,680
Number of Holdings	4
Net Advisory Fee	$1,077,789
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=BDEC for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $4.58	106.1%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $456.41	0.1%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $415.32	-0.1%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $542.02	-6.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BDEC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- December	PAGE 2	TSR-AR-45782C557

Innovator U.S. Equity Buffer ETF™ - February
BFEB (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - February for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BFEB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF - February	$90	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Buffer ETF™- February	PAGE 1	TSR-AR-45782C433

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/31/2020)
Innovator U.S. Equity Buffer ETF - February NAV	28.11	11.98
S&P 500 TR	38.02	14.56
S&P 500	36.04	12.76
Visit https://www.innovatoretfs.com/etf/?ticker=BFEB for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$131,167,903
Number of Holdings	4
Net Advisory Fee	$1,335,281
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=BFEB for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $4.84	104.2%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $482.89	0.6%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $439.42	-0.4%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $564.63	-4.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BFEB.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- February	PAGE 2	TSR-AR-45782C433

Innovator U.S. Equity Buffer ETF™ - January
BJAN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - January for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF - January	$91	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Buffer ETF™- January	PAGE 1	TSR-AR-45782C409

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2018)
Innovator U.S. Equity Buffer ETF - January NAV	29.64	10.48	12.11
S&P 500 TR	38.02	15.27	17.06
S&P 500	36.04	13.44	15.14
Visit https://www.innovatoretfs.com/etf/?ticker=BJAN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$253,121,510
Number of Holdings	4
Net Advisory Fee	$1,901,143
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=BJAN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $4.77	103.9%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $475.32	0.4%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $432.53	-0.2%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $560.87	-4.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- January	PAGE 2	TSR-AR-45782C409

Innovator U.S. Equity Buffer ETF™ - July
BJUL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - July for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF - July	$90	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Buffer ETF™- July	PAGE 1	TSR-AR-45782C789

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/28/2018)
Innovator U.S. Equity Buffer ETF - July NAV	28.22	10.36	9.02
S&P 500 TR	38.02	15.27	13.48
S&P 500	36.04	13.44	11.60
Visit https://www.innovatoretfs.com/etf/?ticker=BJUL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$259,766,278
Number of Holdings	4
Net Advisory Fee	$2,137,659
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=BJUL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $5.46	99.5%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.24	3.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $638.97	-1.1%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $495.24	-1.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- July	PAGE 2	TSR-AR-45782C789

Innovator U.S. Equity Buffer ETF™ - June
BJUN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - June for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BJUN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF - June	$89	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Buffer ETF™- June	PAGE 1	TSR-AR-45782C755

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2019)
Innovator U.S. Equity Buffer ETF - June NAV	25.33	8.15	9.06
S&P 500 TR	38.02	15.27	16.27
S&P 500	36.04	13.44	14.40
Visit https://www.innovatoretfs.com/etf/?ticker=BJUN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$150,937,451
Number of Holdings	4
Net Advisory Fee	$930,901
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=BJUN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $5.28	100.7%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $527.38	2.4%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $479.91	-1.3%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $615.18	-2.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BJUN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- June	PAGE 2	TSR-AR-45782C755

Innovator U.S. Equity Buffer ETF™ - March
BMAR (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - March for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BMAR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF - March	$89	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Buffer ETF™- March	PAGE 1	TSR-AR-45782C391

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2020)
Innovator U.S. Equity Buffer ETF - March NAV	25.64	12.39
S&P 500 TR	38.02	16.94
S&P 500	36.04	15.12
Visit https://www.innovatoretfs.com/etf/?ticker=BMAR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$173,954,778
Number of Holdings	4
Net Advisory Fee	$1,202,779
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=BMAR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $5.09	100.8%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $508.09	1.2%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $462.35	-0.6%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $600.80	-1.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BMAR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- March	PAGE 2	TSR-AR-45782C391

Innovator U.S. Equity Buffer ETF™ - May
BMAY (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - May for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BMAY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF - May	$90	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Buffer ETF™- May	PAGE 1	TSR-AR-45782C326

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/30/2020)
Innovator U.S. Equity Buffer ETF - May NAV	28.62	9.99
S&P 500 TR	38.02	17.93
S&P 500	36.04	16.10
Visit https://www.innovatoretfs.com/etf/?ticker=BMAY for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$130,879,381
Number of Holdings	4
Net Advisory Fee	$996,104
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=BMAY for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $5.03	102.4%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $501.99	1.6%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $456.80	-0.9%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $593.44	-3.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BMAY.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- May	PAGE 2	TSR-AR-45782C326

Innovator U.S. Equity Buffer ETF™ - November
BNOV (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - November for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BNOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF - November	$87	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Buffer ETF™- November	PAGE 1	TSR-AR-45782C581

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2019)
Innovator U.S. Equity Buffer ETF - November NAV	19.76	8.45	8.45
S&P 500 TR	38.02	15.27	15.27
S&P 500	36.04	13.44	13.44
Visit https://www.innovatoretfs.com/etf/?ticker=BNOV for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$99,575,455
Number of Holdings	6
Net Advisory Fee	$846,254
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=BNOV for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $5.70	99.1%
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $568.66	5.1%
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $380.56	0.0%
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $418.21	0.0%
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $659.11	-1.4%
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $517.46	-3.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BNOV.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- November	PAGE 2	TSR-AR-45782C581

Innovator U.S. Equity Buffer ETF™ - October
BOCT (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - October for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF - October	$87	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Buffer ETF™- October	PAGE 1	TSR-AR-45782C771

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/28/2018)
Innovator U.S. Equity Buffer ETF - October NAV	20.71	10.92	9.37
S&P 500 TR	38.02	15.27	13.55
S&P 500	36.04	13.44	11.66
Visit https://www.innovatoretfs.com/etf/?ticker=BOCT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$233,051,676
Number of Holdings	4
Net Advisory Fee	$1,424,007
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=BOCT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.75	98.8%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.78	5.2%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $658.73	-1.1%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $522.12	-3.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- October	PAGE 2	TSR-AR-45782C771

Innovator U.S. Equity Buffer ETF™ - September
BSEP (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - September for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BSEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Buffer ETF - September	$89	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Buffer ETF™- September	PAGE 1	TSR-AR-45782C664

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/30/2019)
Innovator U.S. Equity Buffer ETF - September NAV	26.47	10.93	11.16
S&P 500 TR	38.02	15.27	15.63
S&P 500	36.04	13.44	13.78
Visit https://www.innovatoretfs.com/etf/?ticker=BSEP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$202,198,028
Number of Holdings	4
Net Advisory Fee	$1,296,737
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=BSEP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $5.65	99.3%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $563.70	4.4%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $648.34	-1.3%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $512.95	-2.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=BSEP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Buffer ETF™- September	PAGE 2	TSR-AR-45782C664

Innovator U.S. Equity Power Buffer ETF™ - April
PAPR (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - April for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF - April	$86	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Power Buffer ETF™- April	PAGE 1	TSR-AR-45782C870

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/29/2019)
Innovator U.S. Equity Power Buffer ETF - April NAV	18.60	7.05	7.29
S&P 500 TR	38.02	15.27	15.20
S&P 500	36.04	13.44	13.33
Visit https://www.innovatoretfs.com/etf/?ticker=PAPR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$786,290,786
Number of Holdings	4
Net Advisory Fee	$6,027,871
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=PAPR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.23	100.8%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $523.07	1.8%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $444.61	-0.7%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $598.71	-2.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- April	PAGE 2	TSR-AR-45782C870

Innovator U.S. Equity Power Buffer ETF™ - August
PAUG (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - August for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF - August	$88	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Power Buffer ETF™- August	PAGE 1	TSR-AR-45782C680

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Innovator U.S. Equity Power Buffer ETF - August NAV	22.95	8.48	8.40
S&P 500 TR	38.02	15.27	15.01
S&P 500	36.04	13.44	13.16
Visit https://www.innovatoretfs.com/etf/?ticker=PAUG for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$851,946,578
Number of Holdings	4
Net Advisory Fee	$6,556,108
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=PAUG for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $5.51	99.9%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $550.81	3.7%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $468.19	-1.5%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $621.37	-2.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PAUG.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- August	PAGE 2	TSR-AR-45782C680

Innovator U.S. Equity Power Buffer ETF™ - December
PDEC (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - December for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PDEC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF - December	$88	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Power Buffer ETF™- December	PAGE 1	TSR-AR-45782C540

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/29/2019)
Innovator U.S. Equity Power Buffer ETF - December NAV	21.76	7.98
S&P 500 TR	38.02	14.69
S&P 500	36.04	12.89
Visit https://www.innovatoretfs.com/etf/?ticker=PDEC for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$737,786,278
Number of Holdings	4
Net Advisory Fee	$6,177,051
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=PDEC for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $4.56	109.9%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $456.40	0.1%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $387.94	-0.1%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $521.07	-10.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PDEC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- December	PAGE 2	TSR-AR-45782C540

Innovator U.S. Equity Power Buffer ETF™ - February
PFEB (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - February for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PFEB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF - February	$87	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Power Buffer ETF™- February	PAGE 1	TSR-AR-45782C417

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/31/2020)
Innovator U.S. Equity Power Buffer ETF - February NAV	20.29	8.49
S&P 500 TR	38.02	14.56
S&P 500	36.04	12.76
Visit https://www.innovatoretfs.com/etf/?ticker=PFEB for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$644,564,872
Number of Holdings	4
Net Advisory Fee	$5,142,614
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=PFEB for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $4.83	106.7%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $482.88	0.7%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $410.45	-0.3%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $546.86	-7.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PFEB.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- February	PAGE 2	TSR-AR-45782C417

Innovator U.S. Equity Power Buffer ETF™ - January
PJAN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - January for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF - January	$87	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Power Buffer ETF™- January	PAGE 1	TSR-AR-45782C508

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2018)
Innovator U.S. Equity Power Buffer ETF - January NAV	20.93	8.05	8.98
S&P 500 TR	38.02	15.27	17.06
S&P 500	36.04	13.44	15.14
Visit https://www.innovatoretfs.com/etf/?ticker=PJAN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$986,882,100
Number of Holdings	4
Net Advisory Fee	$8,066,784
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=PJAN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $4.75	106.5%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $475.31	0.4%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $404.01	-0.2%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $543.04	-7.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- January	PAGE 2	TSR-AR-45782C508

Innovator U.S. Equity Power Buffer ETF™ - July
PJUL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - July for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF - July	$87	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Power Buffer ETF™- July	PAGE 1	TSR-AR-45782C813

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/07/2018)
Innovator U.S. Equity Power Buffer ETF - July NAV	20.84	9.01	7.97
S&P 500 TR	38.02	15.27	13.63
S&P 500	36.04	13.44	11.73
Visit https://www.innovatoretfs.com/etf/?ticker=PJUL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$971,163,968
Number of Holdings	4
Net Advisory Fee	$7,275,608
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=PJUL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $5.44	99.8%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.22	3.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $462.59	-1.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $618.78	-2.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- July	PAGE 2	TSR-AR-45782C813

Innovator U.S. Equity Power Buffer ETF™ - June
PJUN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - June for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PJUN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF - June	$86	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Power Buffer ETF™- June	PAGE 1	TSR-AR-45782C748

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2019)
Innovator U.S. Equity Power Buffer ETF - June NAV	18.51	6.58	7.13
S&P 500 TR	38.02	15.27	16.27
S&P 500	36.04	13.44	14.40
Visit https://www.innovatoretfs.com/etf/?ticker=PJUN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$614,245,767
Number of Holdings	4
Net Advisory Fee	$4,416,446
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=PJUN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $5.27	101.6%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $527.37	2.4%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $448.26	-0.9%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $597.98	-3.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PJUN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- June	PAGE 2	TSR-AR-45782C748

Innovator U.S. Equity Power Buffer ETF™ - March
PMAR (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - March for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PMAR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF - March	$86	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Power Buffer ETF™- March	PAGE 1	TSR-AR-45782C383

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2020)
Innovator U.S. Equity Power Buffer ETF - March NAV	18.26	9.20
S&P 500 TR	38.02	16.94
S&P 500	36.04	15.12
Visit https://www.innovatoretfs.com/etf/?ticker=PMAR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$557,181,516
Number of Holdings	4
Net Advisory Fee	$4,320,305
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=PMAR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $5.08	102.5%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $508.08	1.2%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $431.87	-0.5%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $579.52	-3.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PMAR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- March	PAGE 2	TSR-AR-45782C383

Innovator U.S. Equity Power Buffer ETF™ - May
PMAY (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - May for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PMAY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF - May	$87	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Power Buffer ETF™- May	PAGE 1	TSR-AR-45782C318

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/30/2020)
Innovator U.S. Equity Power Buffer ETF - May NAV	20.63	7.31
S&P 500 TR	38.02	17.93
S&P 500	36.04	16.10
Visit https://www.innovatoretfs.com/etf/?ticker=PMAY for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$562,564,016
Number of Holdings	4
Net Advisory Fee	$4,056,824
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=PMAY for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $5.02	104.2%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $501.98	1.6%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $426.68	-0.7%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $573.81	-5.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PMAY.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- May	PAGE 2	TSR-AR-45782C318

Innovator U.S. Equity Power Buffer ETF™ - November
PNOV (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - November for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PNOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF - November	$85	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Power Buffer ETF™- November	PAGE 1	TSR-AR-45782C573

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2019)
Innovator U.S. Equity Power Buffer ETF - November NAV	14.97	7.76	7.76
S&P 500 TR	38.02	15.27	15.27
S&P 500	36.04	13.44	13.44
Visit https://www.innovatoretfs.com/etf/?ticker=PNOV for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$669,557,166
Number of Holdings	6
Net Advisory Fee	$5,843,204
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=PNOV for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $5.69	99.1%
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $568.64	5.2%
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $355.47	0.0%
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $418.20	0.0%
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $483.34	-2.2%
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $639.44	-2.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PNOV.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- November	PAGE 2	TSR-AR-45782C573

Innovator U.S. Equity Power Buffer ETF™ - October
POCT (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - October for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=POCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF - October	$85	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Power Buffer ETF™- October	PAGE 1	TSR-AR-45782C797

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/28/2018)
Innovator U.S. Equity Power Buffer ETF - October NAV	15.29	9.50	8.21
S&P 500 TR	38.02	15.27	13.55
S&P 500	36.04	13.44	11.66
Visit https://www.innovatoretfs.com/etf/?ticker=POCT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$847,371,173
Number of Holdings	4
Net Advisory Fee	$5,406,909
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=POCT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.74	98.6%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.76	5.3%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $638.94	-1.9%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $487.70	-2.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=POCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- October	PAGE 2	TSR-AR-45782C797

Innovator U.S. Equity Power Buffer ETF™ - September
PSEP (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - September for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PSEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Power Buffer ETF - September	$87	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Power Buffer ETF™- September	PAGE 1	TSR-AR-45782C656

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/30/2019)
Innovator U.S. Equity Power Buffer ETF - September NAV	19.64	8.79	8.97
S&P 500 TR	38.02	15.27	15.63
S&P 500	36.04	13.44	13.78
Visit https://www.innovatoretfs.com/etf/?ticker=PSEP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$891,228,112
Number of Holdings	4
Net Advisory Fee	$5,883,285
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=PSEP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $5.64	99.4%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $563.68	4.4%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $479.13	-1.8%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $630.19	-2.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=PSEP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Power Buffer ETF™- September	PAGE 2	TSR-AR-45782C656

Innovator U.S. Equity Ultra Buffer ETF™ - April
UAPR (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - April for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF - April	$86	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Ultra Buffer ETF™- April	PAGE 1	TSR-AR-45782C805

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/29/2019)
Innovator U.S. Equity Ultra Buffer ETF - April NAV	18.28	3.27	3.84
S&P 500 TR	38.02	15.27	15.20
S&P 500	36.04	13.44	13.33
Visit https://www.innovatoretfs.com/etf/?ticker=UAPR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$146,896,047
Number of Holdings	4
Net Advisory Fee	$1,092,569
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=UAPR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.22	100.6%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $496.92	1.3%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $340.00	-0.2%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $602.73	-1.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- April	PAGE 2	TSR-AR-45782C805

Innovator U.S. Equity Ultra Buffer ETF™ - August
UAUG (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - August for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF - August	$88	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Ultra Buffer ETF™- August	PAGE 1	TSR-AR-45782C672

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Innovator U.S. Equity Ultra Buffer ETF - August NAV	23.17	6.67	6.67
S&P 500 TR	38.02	15.27	15.01
S&P 500	36.04	13.44	13.16
Visit https://www.innovatoretfs.com/etf/?ticker=UAUG for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$232,707,475
Number of Holdings	4
Net Advisory Fee	$2,132,016
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=UAUG for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $5.49	99.7%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $523.27	2.7%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $358.03	-0.5%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $624.84	-2.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UAUG.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- August	PAGE 2	TSR-AR-45782C672

Innovator U.S. Equity Ultra Buffer ETF™ - December
UDEC (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - December for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UDEC. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF - December	$88	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Ultra Buffer ETF™- December	PAGE 1	TSR-AR-45782C532

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/29/2019)
Innovator U.S. Equity Ultra Buffer ETF - December NAV	22.58	6.02
S&P 500 TR	38.02	14.69
S&P 500	36.04	12.89
Visit https://www.innovatoretfs.com/etf/?ticker=UDEC for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$71,303,357
Number of Holdings	4
Net Advisory Fee	$638,543
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=UDEC for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $4.55	109.8%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $433.58	0.1%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $296.66	0.0%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $521.44	-10.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UDEC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- December	PAGE 2	TSR-AR-45782C532

Innovator U.S. Equity Ultra Buffer ETF™ - February
UFEB (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - February for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UFEB. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF - February	$87	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Ultra Buffer ETF™- February	PAGE 1	TSR-AR-45782C425

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/31/2020)
Innovator U.S. Equity Ultra Buffer ETF - February NAV	20.44	6.21
S&P 500 TR	38.02	14.56
S&P 500	36.04	12.76
Visit https://www.innovatoretfs.com/etf/?ticker=UFEB for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$56,303,720
Number of Holdings	4
Net Advisory Fee	$564,860
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=UFEB for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $4.82	106.3%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $458.74	0.5%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $313.87	0.0%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $548.55	-7.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UFEB.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- February	PAGE 2	TSR-AR-45782C425

Innovator U.S. Equity Ultra Buffer ETF™ - January
UJAN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - January for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF - January	$86	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Ultra Buffer ETF™- January	PAGE 1	TSR-AR-45782C300

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2018)
Innovator U.S. Equity Ultra Buffer ETF - January NAV	18.68	6.65	7.48
S&P 500 TR	38.02	15.27	17.06
S&P 500	36.04	13.44	15.14
Visit https://www.innovatoretfs.com/etf/?ticker=UJAN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$160,428,275
Number of Holdings	4
Net Advisory Fee	$1,319,001
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=UJAN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $4.74	106.8%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $451.54	0.3%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $308.95	-0.1%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $541.57	-7.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- January	PAGE 2	TSR-AR-45782C300

Innovator U.S. Equity Ultra Buffer ETF™ - July
UJUL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - July for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF - July	$87	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Ultra Buffer ETF™- July	PAGE 1	TSR-AR-45782C839

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/07/2018)
Innovator U.S. Equity Ultra Buffer ETF - July NAV	21.22	6.46	5.90
S&P 500 TR	38.02	15.27	13.63
S&P 500	36.04	13.44	11.73
Visit https://www.innovatoretfs.com/etf/?ticker=UJUL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$144,404,833
Number of Holdings	4
Net Advisory Fee	$884,911
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=UJUL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $5.43	99.6%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $517.01	2.4%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $353.74	-0.4%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $622.48	-1.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- July	PAGE 2	TSR-AR-45782C839

Innovator U.S. Equity Ultra Buffer ETF™ - June
UJUN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - June for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UJUN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF - June	$86	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Ultra Buffer ETF™- June	PAGE 1	TSR-AR-45782C730

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/31/2019)
Innovator U.S. Equity Ultra Buffer ETF - June NAV	18.43	5.25	5.82
S&P 500 TR	38.02	15.27	16.27
S&P 500	36.04	13.44	14.40
Visit https://www.innovatoretfs.com/etf/?ticker=UJUN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$91,084,896
Number of Holdings	4
Net Advisory Fee	$581,482
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=UJUN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $5.26	101.3%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $501.00	1.7%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $342.79	-0.3%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $602.89	-2.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UJUN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- June	PAGE 2	TSR-AR-45782C730

Innovator U.S. Equity Ultra Buffer ETF™ - March
UMAR (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - March for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UMAR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF - March	$86	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Ultra Buffer ETF™- March	PAGE 1	TSR-AR-45782C375

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2020)
Innovator U.S. Equity Ultra Buffer ETF - March NAV	18.21	6.46
S&P 500 TR	38.02	16.94
S&P 500	36.04	15.12
Visit https://www.innovatoretfs.com/etf/?ticker=UMAR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$81,910,943
Number of Holdings	4
Net Advisory Fee	$798,761
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=UMAR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $5.07	102.2%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $482.68	0.8%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $330.25	-0.2%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $583.23	-3.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UMAR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- March	PAGE 2	TSR-AR-45782C375

Innovator U.S. Equity Ultra Buffer ETF™ - May
UMAY (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - May for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UMAY. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF - May	$87	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Ultra Buffer ETF™- May	PAGE 1	TSR-AR-45782C292

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/30/2020)
Innovator U.S. Equity Ultra Buffer ETF - May NAV	20.58	5.75
S&P 500 TR	38.02	17.93
S&P 500	36.04	16.10
Visit https://www.innovatoretfs.com/etf/?ticker=UMAY for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$52,739,911
Number of Holdings	4
Net Advisory Fee	$469,507
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=UMAY for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $5.01	103.7%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $476.88	1.2%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $326.29	-0.2%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $578.08	-4.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UMAY.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- May	PAGE 2	TSR-AR-45782C292

Innovator U.S. Equity Ultra Buffer ETF™ - November
UNOV (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - November for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UNOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF - November	$85	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Ultra Buffer ETF™- November	PAGE 1	TSR-AR-45782C565

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2019)
Innovator U.S. Equity Ultra Buffer ETF - November NAV	14.64	5.91	5.91
S&P 500 TR	38.02	15.27	15.27
S&P 500	36.04	13.44	13.44
Visit https://www.innovatoretfs.com/etf/?ticker=UNOV for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$39,121,633
Number of Holdings	6
Net Advisory Fee	$380,662
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=UNOV for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $5.67	99.0%
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $540.21	3.9%
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $271.83	0.0%
SPDR S&P 500 ETF, Expiration: 10/31/2024; Exercise Price: $397.29	0.0%
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $369.62	-0.7%
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $635.57	-2.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UNOV.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- November	PAGE 2	TSR-AR-45782C565

Innovator U.S. Equity Ultra Buffer ETF™ - October
UOCT (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - October for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF - October	$85	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Ultra Buffer ETF™- October	PAGE 1	TSR-AR-45782C821

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/28/2018)
Innovator U.S. Equity Ultra Buffer ETF - October NAV	14.94	7.21	6.28
S&P 500 TR	38.02	15.27	13.55
S&P 500	36.04	13.44	11.66
Visit https://www.innovatoretfs.com/etf/?ticker=UOCT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$162,057,813
Number of Holdings	4
Net Advisory Fee	$791,169
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=UOCT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.72	98.6%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $545.07	4.0%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $372.94	-0.7%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $636.54	-2.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=UOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- October	PAGE 2	TSR-AR-45782C821

Innovator U.S. Equity Ultra Buffer ETF™ - September
USEP (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - September for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=USEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Ultra Buffer ETF - September	$87	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the SPDR S&P 500 ETF Trust (SPY) up to a stated upside Cap, while limiting downside losses to SPY by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the S&P 500 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the S&P 500 Index. Alternatively, in markets where the S&P 500 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than SPY.
The S&P 500 Index delivered strong performance for the year ended October 31, 2024. Gains were primarily driven by the continued strength in technology and growing market enthusiasm for artificial intelligence, alongside optimism surrounding a potential soft landing for the economy. While market breadth improved in the latter part of the year, it remained relatively narrow overall.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Equity Ultra Buffer ETF™- September	PAGE 1	TSR-AR-45782C649

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/30/2019)
Innovator U.S. Equity Ultra Buffer ETF - September NAV	19.62	6.81	6.94
S&P 500 TR	38.02	15.27	15.63
S&P 500	36.04	13.44	13.78
Visit https://www.innovatoretfs.com/etf/?ticker=USEP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$163,286,496
Number of Holdings	4
Net Advisory Fee	$668,064
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=USEP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $5.62	99.1%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $535.50	3.3%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $366.39	-0.6%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $630.59	-2.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=USEP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Equity Ultra Buffer ETF™- September	PAGE 2	TSR-AR-45782C649

Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly
RBUF (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly for the period of June 28, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=RBUF. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly	$27	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted strong returns for the year ended October 31, 2024. Small-cap companies continued to benefit from exceeding earnings growth expectations, alongside improving investor sentiment driven by easing inflationary pressures. However, the index experienced some volatility later in the period as uncertainty surrounding Federal Reserve policy and concerns about economic growth began to weigh on performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Small Cap 10 Buffer ETF™- Quarterly	PAGE 1	TSR-AR-45783Y228

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (06/28/2024)
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly NAV	4.07
Russell 2000 Total Return Index	7.69
Russell 2000	7.27
Visit https://www.innovatoretfs.com/etf/?ticker=RBUF for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$115,597,714
Number of Holdings	4
Net Advisory Fee	$20,189
Portfolio Turnover	0%
30-Day SEC Yield	-0.62%
30-Day SEC Yield Unsubsidized	-0.62%
Visit https://www.innovatoretfs.com/etf/?ticker=RBUF for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $0.55	98.2%
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $220.89	4.4%
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $198.80	-1.2%
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $232.86	-1.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=RBUF.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap 10 Buffer ETF™- Quarterly	PAGE 2	TSR-AR-45783Y228

Innovator U.S. Small Cap Power Buffer ETF™ - April
KAPR (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - April for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KAPR. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF - April	$89	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted strong returns for the year ended October 31, 2024. Small-cap companies continued to benefit from exceeding earnings growth expectations, alongside improving investor sentiment driven by easing inflationary pressures. However, the index experienced some volatility later in the period as uncertainty surrounding Federal Reserve policy and concerns about economic growth began to weigh on performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Small Cap Power Buffer ETF™- April	PAGE 1	TSR-AR-45782C342

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2020)
Innovator U.S. Small Cap Power Buffer ETF - April NAV	25.33	7.62
Russell 2000 Total Return Index	34.07	16.61
Russell 2000	32.15	15.09
Visit https://www.innovatoretfs.com/etf/?ticker=KAPR for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$179,968,519
Number of Holdings	4
Net Advisory Fee	$1,302,582
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=KAPR for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 03/31/2025; Exercise Price: $2.10	98.6%
iShares Russell 2000 ETF, Expiration: 03/31/2025; Exercise Price: $210.30	3.7%
iShares Russell 2000 ETF, Expiration: 03/31/2025; Exercise Price: $178.76	-1.1%
iShares Russell 2000 ETF, Expiration: 03/31/2025; Exercise Price: $249.12	-1.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KAPR.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- April	PAGE 2	TSR-AR-45782C342

Innovator U.S. Small Cap Power Buffer ETF™ - August
KAUG (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - August for the period of July 31, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KAUG. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF - August	$20	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted strong returns for the year ended October 31, 2024. Small-cap companies continued to benefit from exceeding earnings growth expectations, alongside improving investor sentiment driven by easing inflationary pressures. However, the index experienced some volatility later in the period as uncertainty surrounding Federal Reserve policy and concerns about economic growth began to weigh on performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Small Cap Power Buffer ETF™- August	PAGE 1	TSR-AR-45783Y137

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/31/2024)
Innovator U.S. Small Cap Power Buffer ETF - August NAV	-0.34
Russell 2000 Total Return Index	-2.24
Russell 2000	-2.57
Visit https://www.innovatoretfs.com/etf/?ticker=KAUG for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$68,790,507
Number of Holdings	4
Net Advisory Fee	$80,960
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=KAUG for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $2.24	96.4%
iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $223.86	7.3%
iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $267.78	-1.4%
iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $190.28	-2.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KAUG.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- August	PAGE 2	TSR-AR-45783Y137

Innovator U.S. Small Cap Power Buffer ETF™ - January
KJAN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - January for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KJAN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF - January	$89	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted strong returns for the year ended October 31, 2024. Small-cap companies continued to benefit from exceeding earnings growth expectations, alongside improving investor sentiment driven by easing inflationary pressures. However, the index experienced some volatility later in the period as uncertainty surrounding Federal Reserve policy and concerns about economic growth began to weigh on performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Small Cap Power Buffer ETF™- January	PAGE 1	TSR-AR-45782C474

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2019)
Innovator U.S. Small Cap Power Buffer ETF - January NAV	24.40	6.87
Russell 2000 Total Return Index	34.07	7.27
Russell 2000	32.15	5.85
Visit https://www.innovatoretfs.com/etf/?ticker=KJAN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$401,272,073
Number of Holdings	4
Net Advisory Fee	$2,848,072
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%
Visit https://www.innovatoretfs.com/etf/?ticker=KJAN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $2.01	99.7%
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $200.71	1.4%
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $170.60	-0.3%
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $237.84	-1.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KJAN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- January	PAGE 2	TSR-AR-45782C474

Innovator U.S. Small Cap Power Buffer ETF™ - July
KJUL (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - July for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KJUL. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF - July	$87	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted strong returns for the year ended October 31, 2024. Small-cap companies continued to benefit from exceeding earnings growth expectations, alongside improving investor sentiment driven by easing inflationary pressures. However, the index experienced some volatility later in the period as uncertainty surrounding Federal Reserve policy and concerns about economic growth began to weigh on performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Small Cap Power Buffer ETF™- July	PAGE 1	TSR-AR-45782C284

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2020)
Innovator U.S. Small Cap Power Buffer ETF - July NAV	19.95	5.36
Russell 2000 Total Return Index	34.07	11.66
Russell 2000	32.15	10.20
Visit https://www.innovatoretfs.com/etf/?ticker=KJUL for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$154,807,732
Number of Holdings	4
Net Advisory Fee	$1,241,775
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=KJUL for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $2.03	101.2%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $202.89	3.8%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $172.46	-1.4%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $240.18	-3.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KJUL.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- July	PAGE 2	TSR-AR-45782C284

Innovator U.S. Small Cap Power Buffer ETF™ - June
KJUN (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - June for the period of May 31, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KJUN. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF - June	$33	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted strong returns for the year ended October 31, 2024. Small-cap companies continued to benefit from exceeding earnings growth expectations, alongside improving investor sentiment driven by easing inflationary pressures. However, the index experienced some volatility later in the period as uncertainty surrounding Federal Reserve policy and concerns about economic growth began to weigh on performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Small Cap Power Buffer ETF™- June	PAGE 1	TSR-AR-45783Y277

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/31/2024)
Innovator U.S. Small Cap Power Buffer ETF - June NAV	4.53
Russell 2000 Total Return Index	6.70
Russell 2000	6.11
Visit https://www.innovatoretfs.com/etf/?ticker=KJUN for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$10,583,005
Number of Holdings	4
Net Advisory Fee	$33,959
Portfolio Turnover	0%
30-Day SEC Yield	-0.78%
30-Day SEC Yield Unsubsidized	-0.78%
Visit https://www.innovatoretfs.com/etf/?ticker=KJUN for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $2.06	100.2%
iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $205.77	3.8%
iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $174.90	-1.3%
iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $242.85	-3.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KJUN.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- June	PAGE 2	TSR-AR-45783Y277

Innovator U.S. Small Cap Power Buffer ETF™ - November
KNOV (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - November for the period of October 31, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KNOV. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF - November	$0	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted strong returns for the year ended October 31, 2024. Small-cap companies continued to benefit from exceeding earnings growth expectations, alongside improving investor sentiment driven by easing inflationary pressures. However, the index experienced some volatility later in the period as uncertainty surrounding Federal Reserve policy and concerns about economic growth began to weigh on performance.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,253,132
Number of Holdings	4
Net Advisory Fee	$0
Portfolio Turnover	0%
Visit https://www.innovatoretfs.com/etf/?ticker=KNOV for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $2.18	98.7%
iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $217.76	7.0%
iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $185.10	-2.8%
iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $256.56	-3.2%
*	Percentages are stated as a percent of net assets.
Innovator U.S. Small Cap Power Buffer ETF™- November	PAGE 1	TSR-AR-45784N866

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KNOV.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- November	PAGE 2	TSR-AR-45784N866

Innovator U.S. Small Cap Power Buffer ETF™ - October
KOCT (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - October for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KOCT. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF - October	$88	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted strong returns for the year ended October 31, 2024. Small-cap companies continued to benefit from exceeding earnings growth expectations, alongside improving investor sentiment driven by easing inflationary pressures. However, the index experienced some volatility later in the period as uncertainty surrounding Federal Reserve policy and concerns about economic growth began to weigh on performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Small Cap Power Buffer ETF™- October	PAGE 1	TSR-AR-45782C599

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Innovator U.S. Small Cap Power Buffer ETF - October NAV	22.01	4.19	4.39
Russell 2000 Total Return Index	34.07	8.50	8.91
Russell 2000	32.15	7.05	7.46
Visit https://www.innovatoretfs.com/etf/?ticker=KOCT for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$148,209,086
Number of Holdings	4
Net Advisory Fee	$691,921
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%
Visit https://www.innovatoretfs.com/etf/?ticker=KOCT for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $2.21	98.0%
iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $220.89	7.3%
iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $258.22	-2.7%
iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $187.76	-2.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KOCT.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- October	PAGE 2	TSR-AR-45782C599

Innovator U.S. Small Cap Power Buffer ETF™ - September
KSEP (Principal U.S. Listing Exchange: CBOE BZX)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - September for the period of August 30, 2024, to October 31, 2024. You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KSEP. You can also request this information by contacting us at 800.208.5212.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?* (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF - September	$13	0.79%
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current reporting period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund seeks to match the price returns of the iShares Russell 2000 ETF (IWM) up to a stated upside Cap, while limiting downside losses to IWM by the amount of its stated Buffer over the course of the Outcome Period. Because the period contemplated herein does not align with the Outcome Period of the Fund, the Fund’s performance stated over the period covered by this report does not reflect the implementation of the Fund’s investment strategy for the full Outcome Period.
In markets where the Russell 2000 Index is down, the risk mitigation attributes of the stated Buffer provide an opportunity for the Fund to soften market losses during the reporting period and outperform the Russell 2000 Index. Alternatively, in markets where the Russell 2000 Index is appreciating, the risk mitigation attributes of the Buffer may limit the upside performance over the reporting period by virtue of the Fund’s Cap, which limits the amount of potential Fund gains and represents the absolute maximum return that the Fund can achieve for its Outcome Period. The effect of the Cap and the Buffer will also cause the Fund to experience different returns than IWM.
The Russell 2000 Index posted strong returns for the year ended October 31, 2024. Small-cap companies continued to benefit from exceeding earnings growth expectations, alongside improving investor sentiment driven by easing inflationary pressures. However, the index experienced some volatility later in the period as uncertainty surrounding Federal Reserve policy and concerns about economic growth began to weigh on performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Innovator U.S. Small Cap Power Buffer ETF™- September	PAGE 1	TSR-AR-45784N304

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/30/2024)
Innovator U.S. Small Cap Power Buffer ETF - September NAV	-0.02
Russell 2000 Total Return Index	-0.76
Russell 2000	-0.95
Visit https://www.innovatoretfs.com/etf/?ticker=KSEP for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$18,987,712
Number of Holdings	4
Net Advisory Fee	$19,652
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Visit https://www.innovatoretfs.com/etf/?ticker=KSEP for more recent performance information.
WHAT DID THE FUND INVEST IN?* (as of October 31, 2024)

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $2.20	98.0%
iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $220.08	6.8%
iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $187.07	-2.5%
iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $257.58	-2.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.innovatoretfs.com/etf/?ticker=KSEP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Innovator Capital Management, LLC documents not be householded, please contact Innovator Capital Management, LLC at 800.208.5212, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Innovator Capital Management, LLC or your financial intermediary.
Innovator U.S. Small Cap Power Buffer ETF™- September	PAGE 2	TSR-AR-45784N304

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-208-5212.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian Wildman is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2024	FYE 10/31/2023
(a) Audit Fees	$ 1,062,000	$ 731,500
(b) Audit-Related Fees	-	-
(c) Tax Fees	$ 522,900	$ 385,000
(d) All Other Fees	-	-

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	$ 522,900	$ 385,000
Registrant’s Investment Adviser	-	-

The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: Brian Wildman, Joseph Stowell, Mark Berg.

Item 6. Investments.

Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Traditional Core Financial Statements

INNOVATOR IBD® ETFS (FFTY & BOUT)

INNOVATOR DEEPWATER FRONTIER TECH ETF (LOUP)

INNOVATOR S&P INVESTMENT GRADE PREFERRED ETF (EPRF)

INNOVATOR LADDERED ALLOCATION ETFS (BUFF & BUFB)

INNOVATOR STEP-UP STRATEGY ETFS (BSTP & PSTP)

INNOVATOR NASDAQ ETFS (QHDG & QFLR)

INNOVATOR UNCAPPED ACCELERATED U.S. EQUITY ETF (XUSP)

INNOVATOR MANAGED FLOOR ETFS (QFLR & SFLR)

INNOVATOR GRADIENT TACTICAL ROTATION STRATEGY ETF (IGTR)

October 31, 2024
Innovator ETFs Trust

Innovator Buffer Step-Up Strategy ETF
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.1%
Call Options - 98.9%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.82(a)(b)(c)	$64,483,776	1,134	$63,452,403
Put Options - 5.2%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.81(a)(b)(c)	64,483,776	1,134	3,326,997
TOTAL PURCHASED OPTIONS (Cost $67,148,522)			66,779,400
TOTAL INVESTMENTS - 104.1% (Cost $67,148,522)			$66,779,400
Money Market Deposit Account - 0.2%(d)			123,782
Liabilities in Excess of Other Assets - (4.3)%			(2,733,999)
TOTAL NET ASSETS - 100.0%			$64,169,183

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

1

Innovator Buffer Step-Up Strategy ETF
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.2)%
Call Options - (1.1)%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $659.71(a)(b)	$(64,483,776)	(1,134)	$(710,678)
Put Options - (3.1)%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $522.16(a)(b)	(64,483,776)	(1,134)	(1,975,451)
TOTAL WRITTEN OPTIONS (Premiums received $2,738,822)			$(2,686,129)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$66,779,400	104.1%
Written Options	(2,686,129)	(4.2)
Money Market Deposit Account	123,782	0.2
Liabilities in Excess of Other Assets	(47,870)	(0.1)
	$64,169,183	100.0%

The accompanying notes are an integral part of these financial statements.

2

Innovator Deepwater Frontier Tech ETF
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 97.2%
Aerospace/Defense - 3.0%
AeroVironment, Inc.(a)	8,024	$1,724,839
Banks - 5.4%
NU Holdings Ltd./Cayman Islands - Class A(a)	206,339	3,113,655
Commercial Services - 8.9%
Adyen NV(a)(b)	1,102	1,685,850
Block, Inc.(a)	24,434	1,767,067
Shift4 Payments, Inc. - Class A(a)(c)	18,139	1,640,491
		5,093,408
Computers - 6.1%
Asia Vital Components Co. Ltd.	89,000	1,772,222
Dell Technologies, Inc. - Class C	13,677	1,690,888
		3,463,110
Healthcare-Products - 3.1%
Intuitive Surgical, Inc.(a)	3,469	1,747,821
Internet - 9.4%
Reddit, Inc. - Class A(a)	23,565	2,811,304
Robinhood Markets, Inc. - Class A(a)	108,528	2,549,323
		5,360,627
Machinery-Construction & Mining - 3.0%
Vertiv Holdings Co. - Class A	15,612	1,706,235
Mining - 2.9%
Cameco Corp.(c)	32,330	1,688,273
Miscellaneous Manufacturing - 2.9%
Axon Enterprise, Inc.(a)	3,905	1,653,768
Retail - 2.8%
Sweetgreen, Inc. - Class A(a)(c)	43,654	1,575,909
Semiconductors - 27.0%(d)
Advanced Micro Devices, Inc.(a)(c)	9,650	1,390,275
ASML Holding NV	2,020	1,364,933
Astera Labs, Inc.(a)	31,488	2,209,198
Lam Research Corp.	20,585	1,530,495
Marvell Technology, Inc.	22,809	1,827,229
Micron Technology, Inc.	27,105	2,701,013
Onto Innovation, Inc.(a)	7,984	1,583,467
SK Hynix, Inc.	20,930	2,825,550
		15,432,160
Software - 17.0%
HubSpot, Inc.(a)	3,132	1,737,603
MongoDB, Inc.(a)(c)	6,427	1,737,861

The accompanying notes are an integral part of these financial statements.

3

Innovator Deepwater Frontier Tech ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
Nutanix, Inc. - Class A(a)	45,422	$2,820,706
Synopsys, Inc.(a)	3,220	1,653,824
Take-Two Interactive Software, Inc.(a)	10,903	1,763,233
		9,713,227
Telecommunications - 5.7%
Arista Networks, Inc.(a)	4,166	1,609,909
Ciena Corp.(a)	25,557	1,623,125
		3,233,034
TOTAL COMMON STOCKS (Cost $43,631,992)		55,506,066
PREFERRED STOCKS - 2.7%
Auto Manufacturers - 2.7%
Dr Ing hc F Porsche AG(b)	22,272	1,565,991
TOTAL PREFERRED STOCKS (Cost $1,887,508)		1,565,991

	Units
SHORT-TERM INVESTMENTS - 9.9%
Investments Purchased with Proceeds from Securities Lending - 9.9%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(e)	5,626,632	5,626,632
TOTAL SHORT-TERM INVESTMENTS (Cost $5,626,631)		5,626,632
TOTAL INVESTMENTS - 109.8% (Cost $51,146,131)		$62,698,689
Money Market Deposit Account - 0.1%(f)		61,960
Liabilities in Excess of Other Assets - (9.9)%		(5,647,287)
TOTAL NET ASSETS - 100.0%		$57,113,362

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2024, the value of these securities total $3,251,841 or 5.7% of the Fund’s net assets.

(c)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $5,339,028 which represented 9.3% of net assets. See note 6.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

4

Innovator Deepwater Frontier Tech ETF
Schedule of Investments
October 31, 2024(Continued)
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Common Stocks	$55,506,066	97.2%
Preferred Stocks	1,565,991	2.7
Investments Purchased with Proceeds from Securities Lending	5,626,632	9.9
Money Market Deposit Account	61,960	0.1
Liabilities in Excess of Other Assets	(5,647,287)	(9.9)
	$57,113,362	100.0%

The accompanying notes are an integral part of these financial statements.

5

Innovator Equity Managed Floor ETF
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 95.3%
Advertising - 0.2%
Trade Desk, Inc. - Class A(a)	9,763	$ 1,173,610
Aerospace/Defense - 1.8%
General Electric Co.(b)	17,496	3,005,463
HEICO Corp.	4,214	1,032,219
HEICO Corp. - Class A	3,286	630,945
Lockheed Martin Corp.	4,869	2,658,718
TransDigm Group, Inc.	1,631	2,124,051
		9,451,396
Airlines - 0.2%
Delta Air Lines, Inc.	8,197	469,032
Southwest Airlines Co.(b)	22,224	679,610
		1,148,642
Apparel - 0.2%
NIKE, Inc. - Class B	14,998	1,156,796
Auto Manufacturers - 1.8%
Ford Motor Co.	59,038	607,501
General Motors Co.	22,733	1,153,927
Tesla, Inc.(a)(b)	30,345	7,581,698
		9,343,126
Auto Parts & Equipment - 0.0%(c)
Mobileye Global, Inc. - Class A(a)	89	1,211
Banks - 4.4%
Bank of America Corp.	96,659	4,042,279
Citizens Financial Group, Inc.	41,834	1,762,048
First Citizens BancShares, Inc./NC - Class A(b)	244	472,713
Goldman Sachs Group, Inc.	6,193	3,206,674
Huntington Bancshares, Inc./OH	88,495	1,379,637
JPMorgan Chase & Co.	35,982	7,985,126
Morgan Stanley	13,612	1,582,395
Regions Financial Corp.	93,312	2,227,357
		22,658,229
Beverages - 1.6%
Celsius Holdings, Inc.(a)(b)	5,403	162,522
Coca-Cola Co.	78,451	5,123,635
PepsiCo, Inc.	18,236	3,028,635
		8,314,792
Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc.(a)	2,034	542,244
Amgen, Inc.	6,951	2,225,432
BioMarin Pharmaceutical, Inc.(a)	57	3,756
Illumina, Inc.(a)	2,782	400,998
Moderna, Inc.(a)(b)	39	2,120

The accompanying notes are an integral part of these financial statements.

6

Innovator Equity Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Biotechnology - (Continued)
Regeneron Pharmaceuticals, Inc.(a)	1,214	$ 1,017,575
Royalty Pharma PLC - Class A	25,741	695,007
Vertex Pharmaceuticals, Inc.(a)	3,336	1,587,869
		6,475,001
Building Materials - 0.6%
Builders FirstSource, Inc.(a)	1,368	234,475
CRH PLC	3,304	315,301
Lennox International, Inc.	982	591,724
Trane Technologies PLC	5,870	2,172,839
		3,314,339
Chemicals - 1.3%
Celanese Corp.	3,177	400,207
Dow, Inc.	24,128	1,191,440
Linde PLC	7,189	3,279,262
LyondellBasell Industries NV - Class A	11,341	984,966
PPG Industries, Inc.	5,525	687,918
		6,543,793
Commercial Services - 1.3%
Block, Inc.(a)	9,418	681,110
Cintas Corp.	11,664	2,400,568
PayPal Holdings, Inc.(a)	15,266	1,210,594
TransUnion	5,184	525,139
United Rentals, Inc.	2,004	1,628,851
		6,446,262
Computers - 8.0%
Amdocs Ltd.	3,897	341,942
Apple, Inc.	158,589	35,826,840
Crowdstrike Holdings, Inc. - Class A(a)	3,268	970,171
Dell Technologies, Inc. - Class C	3,647	450,879
International Business Machines Corp.	14,601	3,018,319
Super Micro Computer, Inc.(a)(b)	96	2,794
Zscaler, Inc.(a)	3,005	543,274
		41,154,219
Cosmetics/Personal Care - 1.2%
Estee Lauder Cos., Inc. - Class A	13,545	933,792
Procter & Gamble Co.	32,727	5,405,846
		6,339,638
Diversified Financial Services - 3.9%
American Express Co.	8,424	2,275,154
Apollo Global Management, Inc.	7,171	1,027,318
Ares Management Corp. - Class A(b)	5,184	869,253
Blue Owl Capital, Inc. - Class A(b)	18,472	413,034
Coinbase Global, Inc. - Class A(a)	1,791	321,037

The accompanying notes are an integral part of these financial statements.

7

Innovator Equity Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Diversified Financial Services - (Continued)
Interactive Brokers Group, Inc. - Class A	5,184	$ 790,975
LPL Financial Holdings, Inc.(b)	1,053	297,136
Mastercard, Inc. - Class A	10,694	5,342,615
Nasdaq, Inc.	17,823	1,317,476
Rocket Cos., Inc. - Class A(a)(b)	12,312	198,223
T Rowe Price Group, Inc.	5,544	609,064
Tradeweb Markets, Inc. - Class A	3,618	459,486
Visa, Inc. - Class A	20,417	5,917,867
		19,838,638
Electric - 2.4%
Alliant Energy Corp.(b)	17,827	1,069,620
Ameren Corp.	8,180	712,560
Avangrid, Inc.	2,617	93,453
CenterPoint Energy, Inc.	27,928	824,714
CMS Energy Corp.	19,122	1,331,082
Consolidated Edison, Inc.	13,933	1,416,707
DTE Energy Co.	11,017	1,368,532
Entergy Corp.	11,349	1,756,598
Evergy, Inc.	13,006	786,083
Eversource Energy	26,251	1,728,628
PPL Corp.	41,483	1,350,687
		12,438,664
Electrical Components & Equipment - 0.3%
AMETEK, Inc.	7,128	1,306,847
Electronics - 0.5%
Hubbell, Inc.	1,036	442,403
Jabil, Inc.	1,744	214,669
TE Connectivity PLC	10,693	1,576,362
Trimble, Inc.(a)	6,290	380,545
		2,613,979
Energy-Alternate Sources - 0.1%
Enphase Energy, Inc.(a)	3,591	298,197
Entertainment - 0.3%
DraftKings, Inc. - Class A(a)	13,983	493,879
Live Nation Entertainment, Inc.(a)(b)	6,926	811,312
Warner Music Group Corp. - Class A(b)	3,721	118,923
		1,424,114
Environmental Control - 0.7%
Republic Services, Inc.	8,748	1,732,104
Waste Management, Inc.	9,112	1,966,825
		3,698,929

The accompanying notes are an integral part of these financial statements.

8

Innovator Equity Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Food - 0.8%
Campbell Soup Co.(b)	33,372	$ 1,556,804
Conagra Brands, Inc.	16,538	478,610
Hershey Co.(b)	5,938	1,054,470
Kellanova	10,738	866,019
		3,955,903
Healthcare-Products - 2.6%
Abbott Laboratories	26,362	2,988,660
Avantor, Inc.(a)(b)	18,207	407,291
Cooper Cos., Inc.(a)	9,814	1,027,329
Danaher Corp.	9,399	2,308,958
GE HealthCare Technologies, Inc.	8,171	713,737
Intuitive Surgical, Inc.(a)	5,184	2,611,907
Thermo Fisher Scientific, Inc.	4,860	2,655,115
Zimmer Biomet Holdings, Inc.	6,593	704,924
		13,417,921
Healthcare-Services - 2.1%
Cigna Group	4,241	1,335,109
HCA Healthcare, Inc.	3,936	1,412,001
Humana, Inc.	1,673	431,349
UnitedHealth Group, Inc.	13,654	7,707,683
		10,886,142
Home Builders - 0.3%
Lennar Corp. - Class B(b)	8,190	1,313,021
Household Products/Wares - 0.2%
Church & Dwight Co., Inc.	10,372	1,036,267
Insurance - 3.5%
Arch Capital Group Ltd.(a)	11,740	1,157,094
Berkshire Hathaway, Inc. - Class B(a)	16,064	7,243,579
Brown & Brown, Inc.	13,932	1,457,845
Hartford Financial Services Group, Inc.	17,175	1,896,807
Loews Corp.	17,496	1,381,484
Markel Group, Inc.(a)	648	999,222
Principal Financial Group, Inc.	9,329	768,710
Prudential Financial, Inc.(b)	14,996	1,836,710
W R Berkley Corp.	19,870	1,135,968
		17,877,419
Internet - 12.0%
Alphabet, Inc. - Class A	62,679	10,725,004
Alphabet, Inc. - Class C	54,907	9,481,890
Amazon.com, Inc.(a)	99,584	18,562,458
Booking Holdings, Inc.	405	1,893,881
CDW Corp./DE	4,055	763,273
Coupang, Inc.(a)	9,741	251,220

The accompanying notes are an integral part of these financial statements.

9

Innovator Equity Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Internet - (Continued)
DoorDash, Inc. - Class A(a)(b)	4,896	$ 767,203
Expedia Group, Inc.(a)	4,340	678,385
MercadoLibre, Inc.(a)	454	924,880
Meta Platforms, Inc. - Class A	24,374	13,834,195
Okta, Inc.(a)	2,592	186,339
Pinterest, Inc. - Class A(a)	6,676	212,230
Snap, Inc. - Class A(a)(b)	46,577	566,376
Spotify Technology SA(a)	2,592	998,179
Uber Technologies, Inc.(a)	22,394	1,613,488
		61,459,001
Iron/Steel - 0.1%
Nucor Corp.	2,950	418,428
Lodging - 0.1%
MGM Resorts International(a)(b)	11,722	432,190
Machinery-Construction & Mining - 0.2%
GE Vernova, Inc.(a)	1,445	435,899
Vertiv Holdings Co. - Class A	4,954	541,422
		977,321
Machinery-Diversified - 1.0%
Deere & Co.	3,595	1,454,861
Dover Corp.	8,815	1,668,944
IDEX Corp.	3,350	719,044
Westinghouse Air Brake Technologies Corp.	7,783	1,463,048
		5,305,897
Media - 1.1%
Comcast Corp. - Class A	63,297	2,764,180
FactSet Research Systems, Inc.	1,039	471,768
Sirius XM Holdings, Inc.(b)	12,848	342,528
Walt Disney Co.	19,228	1,849,734
		5,428,210
Mining - 0.2%
Freeport-McMoRan, Inc.	25,535	1,149,586
Southern Copper Corp.	1,012	110,864
		1,260,450
Miscellaneous Manufacturing - 0.8%
3M Co.	21,384	2,747,202
Carlisle Cos., Inc.	2,916	1,231,223
		3,978,425
Office-Business Equipment - 0.1%
Zebra Technologies Corp. - Class A(a)	1,318	503,436

The accompanying notes are an integral part of these financial statements.

10

Innovator Equity Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil & Gas - 2.6%
Chevron Corp.(b)	17,308	$ 2,575,777
ConocoPhillips	14,797	1,620,863
Exxon Mobil Corp.	44,772	5,228,474
Marathon Oil Corp.	93,976	2,603,135
Occidental Petroleum Corp.	5,606	280,917
Valero Energy Corp.	6,676	866,278
		13,175,444
Pharmaceuticals - 4.4%
AbbVie, Inc.	22,157	4,517,148
Cencora, Inc.	5,794	1,321,495
Dexcom, Inc.(a)	74	5,215
Eli Lilly & Co.	9,813	8,142,239
Johnson & Johnson	39,210	6,268,111
Merck & Co., Inc.	22,869	2,339,956
		22,594,164
Pipelines - 0.6%
Cheniere Energy, Inc.	4,598	879,965
Kinder Morgan, Inc.	93,680	2,296,097
		3,176,062
Private Equity - 0.7%
Blackstone, Inc.	10,045	1,685,049
KKR & Co., Inc.	13,608	1,881,170
		3,566,219
Retail - 5.3%
Carvana Co.(a)	1,498	370,470
Costco Wholesale Corp.	6,166	5,390,194
Darden Restaurants, Inc.	4,340	694,487
Ferguson Enterprises, Inc.	4,540	893,199
Home Depot, Inc.	14,284	5,624,325
Lowe’s Cos., Inc.	11,030	2,887,985
McDonald's Corp.	13,626	3,980,291
Ross Stores, Inc.	9,396	1,312,809
Target Corp.	7,923	1,188,767
Walmart, Inc.	59,367	4,865,126
		27,207,653
Semiconductors - 11.1%
Advanced Micro Devices, Inc.(a)	16,908	2,435,936
Broadcom, Inc.	52,235	8,867,936
Entegris, Inc.	4,292	449,415
GLOBALFOUNDRIES, Inc.(a)(b)	2,455	89,607
Lam Research Corp.	24,128	1,793,917
Marvell Technology, Inc.	13,014	1,042,552
Micron Technology, Inc.	11,097	1,105,816

The accompanying notes are an integral part of these financial statements.

11

Innovator Equity Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductors - (Continued)
NVIDIA Corp.	254,749	$33,820,477
ON Semiconductor Corp.(a)	15,061	1,061,650
QUALCOMM, Inc.	13,223	2,152,308
Teradyne, Inc.	5,588	593,501
Texas Instruments, Inc.	17,822	3,620,718
		57,033,833
Software - 10.5%
Adobe, Inc.(a)	5,535	2,646,173
Atlassian Corp. - Class A(a)	1,410	265,841
Bentley Systems, Inc. - Class B	6,156	297,089
Broadridge Financial Solutions, Inc.	6,156	1,298,054
Cloudflare, Inc. - Class A(a)	4,887	428,639
Datadog, Inc. - Class A(a)	4,601	577,149
HubSpot, Inc.(a)	554	307,354
Intuit, Inc.	4,214	2,571,804
Microsoft Corp.	80,193	32,586,426
MicroStrategy, Inc. - Class A(a)(b)	1,990	486,555
MongoDB, Inc.(a)	787	212,805
Oracle Corp.	20,170	3,385,333
Palantir Technologies, Inc. - Class A(a)	29,200	1,213,552
ROBLOX Corp. - Class A(a)	12,023	621,830
Salesforce, Inc.	11,101	3,234,498
Samsara, Inc. - Class A(a)	5,341	255,246
Snowflake, Inc. - Class A(a)(b)	7,497	860,806
SS&C Technologies Holdings, Inc.	10,044	702,377
Veeva Systems, Inc. - Class A(a)	3,033	633,381
Workday, Inc. - Class A(a)	3,288	768,899
Zoom Video Communications, Inc. - Class A(a)	10,806	807,640
		54,161,451
Telecommunications - 2.0%
AT&T, Inc.	148,070	3,337,498
Cisco Systems, Inc.	75,818	4,152,552
T-Mobile US, Inc.	11,675	2,605,393
		10,095,443
Transportation - 0.9%
Expeditors International of Washington, Inc.	6,231	741,489
FedEx Corp.	4,248	1,163,315
Union Pacific Corp.	10,692	2,481,292
		4,386,096
TOTAL COMMON STOCKS (Cost $441,241,583)		488,786,818

The accompanying notes are an integral part of these financial statements.

12

Innovator Equity Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 2.0%
American Tower Corp.	8,181	$ 1,746,971
BXP, Inc.	17,300	1,393,688
Essex Property Trust, Inc.	3,888	1,103,648
Healthpeak Properties, Inc.	65,136	1,462,303
Invitation Homes, Inc.	44,730	1,404,969
Mid-America Apartment Communities, Inc.(b)	7,170	1,085,108
SBA Communications Corp.	4,587	1,052,579
Sun Communities, Inc.	6,843	907,929
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,627,605)		10,157,195

	Notional Amount	Contracts
PURCHASED OPTIONS - 1.3%
Put Options - 1.3%(d)(e)
SPDR S&P 500 ETF
Expiration: 12/31/2024; Exercise Price: $428.00(f)	$130,559,744	2,296	252,560
Expiration: 03/31/2025; Exercise Price: $472.00(f)	131,242,112	2,308	1,163,232
Expiration: 06/30/2025; Exercise Price: $490.00(f)	130,616,608	2,297	2,175,259
Expiration: 09/30/2025; Exercise Price: $510.00(f)	117,537,888	2,067	3,222,453
TOTAL PURCHASED OPTIONS (Cost $9,273,960)			6,813,504

	Units
SHORT-TERM INVESTMENTS - 4.2%
Investments Purchased with Proceeds from Securities Lending - 4.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(g)	21,380,083	21,380,083
TOTAL SHORT-TERM INVESTMENTS (Cost $21,380,082)		21,380,083
TOTAL INVESTMENTS - 102.8% (Cost $481,523,230)		$527,137,600
Money Market Deposit Account - 1.4%(h)		7,498,540
Liabilities in Excess of Other Assets - (4.2)%		(21,367,377)
TOTAL NET ASSETS - 100.0%		$513,268,763

Percentages are stated as a percent of net assets.
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $20,526,608 which represented 4.0% of net assets. See note 6.
(c)	Represents less than 0.05% of net assets.
(d)	100 shares per contract.
(e)	Exchange-traded.
(f)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(g)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

13

Innovator Equity Managed Floor ETF
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%
Call Options - (0.0)%(a)
S&P 500 Index(b)(c)
Expiration: 11/01/2024; Exercise Price: $5,975.00	$(166,599,140)	(292)	$(1,460)
Expiration: 11/06/2024; Exercise Price: $5,940.00	(166,599,140)	(292)	(61,612)
Expiration: 11/11/2024; Exercise Price: $5,990.00	(177,439,495)	(311)	(121,290)
Total Call Options			(184,362)
TOTAL WRITTEN OPTIONS (Premiums received $1,416,525)			$(184,362)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	100 shares per contract.
(c)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Common Stocks	$488,786,818	95.3%
Real Estate Investment Trusts	10,157,195	2.0
Purchased Options	6,813,504	1.3
Written Options	(184,362)	0.0
Investments Purchased with Proceeds from Securities Lending	21,380,083	4.2
Money Market Deposit Account	7,498,540	1.4
Liabilities in Excess of Other Assets	(21,183,015)	(4.2)
	$513,268,763	100.0%

The accompanying notes are an integral part of these financial statements.

14

Innovator Gradient Tactical Rotation Strategy ETF
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 97.0%
Agriculture - 0.5%
QL Resources Bhd	740,200	$811,363
Apparel - 0.3%
Feng TAY Enterprise Co. Ltd.	112,000	494,632
Auto Manufacturers - 3.8%
BYD Co. Ltd. - Class H	35,000	1,266,899
Li Auto, Inc. - Class A(a)	47,400	654,836
Mahindra & Mahindra Ltd. - GDR	104,271	3,420,089
NIO, Inc. - Class A(a)	74,486	399,061
		5,740,885
Banks - 20.0%
Agricultural Bank of China Ltd. - Class H	2,081,000	1,022,552
AXIS Bank LTD(a)	49,502	3,415,638
Banco do Brasil SA	122,700	557,370
Bank Central Asia Tbk PT	1,218,000	795,444
Bank Mandiri Persero Tbk PT	1,350,000	576,298
Bank Negara Indonesia Persero Tbk PT	1,106,800	370,226
Bank of China Ltd. - Class H	2,923,000	1,387,411
Bank of Communications Co. Ltd. - Class H	1,096,000	830,378
Bank Rakyat Indonesia Persero Tbk PT	1,922,400	587,927
China Construction Bank Corp. - Class H	2,459,000	1,907,329
China Merchants Bank Co. Ltd. - Class H	133,000	650,107
Credicorp Ltd.	4,096	754,197
HDFC Bank Ltd. - ADR	129,865	8,185,391
ICICI Bank Ltd. - ADR	188,128	5,720,973
Industrial & Commercial Bank of China Ltd. - Class H	1,977,000	1,185,066
NU Holdings Ltd./Cayman Islands - Class A(a)	88,364	1,333,413
Standard Bank Group Ltd.	81,941	1,122,727
		30,402,447
Beverages - 1.2%
Arca Continental SAB de CV	88,063	751,217
Fomento Economico Mexicano SAB de CV	106,982	1,036,431
		1,787,648
Biotechnology - 0.3%
BeiGene Ltd.(a)	33,400	523,291
Building Materials - 0.6%
Anhui Conch Cement Co. Ltd. - Class H	292,500	850,323
Chemicals - 1.4%
Formosa Chemicals & Fibre Corp.	528,000	637,753
Formosa Plastics Corp.	497,000	733,711
Nan Ya Plastics Corp.	540,000	702,809
		2,074,273

The accompanying notes are an integral part of these financial statements.

15

Innovator Gradient Tactical Rotation Strategy ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Coal - 0.5%
China Shenhua Energy Co. Ltd. - Class H	186,500	$807,261
Commercial Services - 1.4%
Gulf Marine Services PLC(a)	1,984,154	442,617
ITMAX SYSTEM Bhd	573,400	470,086
New Oriental Education & Technology Group, Inc.	70,200	436,600
Taiwan Secom Co. Ltd.	166,000	709,800
		2,059,103
Computers - 4.3%
Asustek Computer, Inc.	29,000	520,443
Beijing Fourth Paradigm Technology Co. Ltd.(a)	154,000	590,319
Infosys Ltd. - ADR(b)	221,265	4,626,651
Quanta Computer, Inc.	84,000	795,693
		6,533,106
Diversified Financial Services - 3.6%
AEON Credit Service M Bhd	400,600	641,289
B3 SA - Brasil Bolsa Balcao	167,000	307,082
Capitec Bank Holdings Ltd.	3,430	616,888
Chailease Holding Co. Ltd.	98,000	463,389
CTBC Financial Holding Co. Ltd.	472,000	528,864
Fubon Financial Holding Co. Ltd.	198,000	561,124
Hua Nan Financial Holdings Co. Ltd.	602,000	478,180
Ngern Tid Lor PCL - NVDR	776,800	407,449
Sanlam Ltd.	181,768	904,510
Yuanta Financial Holding Co. Ltd.	616,000	623,883
		5,532,658
Electrical Components & Equipment - 0.6%
Delta Electronics, Inc.	67,000	844,819
Electronics - 2.6%
Compeq Manufacturing Co. Ltd.	227,000	438,555
Delta Electronics Thailand PCL - NVDR	129,800	530,816
E Ink Holdings, Inc.	46,000	439,326
Hon Hai Precision Industry Co. Ltd.	250,000	1,650,281
Supreme Electronics Co. Ltd.	229,000	472,437
Yageo Corp.	23,000	400,562
		3,931,977
Engineering & Construction - 2.8%
Athens International Airport SA	102,152	872,258
Larsen & Toubro Ltd. - GDR	78,710	3,376,659
		4,248,917
Entertainment - 0.6%
OPAP SA	49,619	846,297

The accompanying notes are an integral part of these financial statements.

16

Innovator Gradient Tactical Rotation Strategy ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Environmental Control - 0.5%
Dynagreen Environmental Protection Group Co. Ltd. - Class H	1,676,000	$689,880
Food - 1.0%
BIM Birlesik Magazalar AS	35,323	480,904
Indofood CBP Sukses Makmur Tbk PT	554,200	435,203
Want Want China Holdings Ltd.	991,000	616,977
		1,533,084
Forest Products & Paper - 0.3%
Suzano SA	49,700	513,343
Healthcare-Services - 0.3%
Wuxi Biologics Cayman, Inc.(a)(c)	230,500	484,477
Holding Companies-Diversified - 0.8%
IJM Corp. Bhd	977,300	676,232
KOC Holding AS	113,303	558,827
		1,235,059
Home Furnishings - 1.1%
Haier Smart Home Co. Ltd. - Class D	587,176	1,108,911
Lite-On Technology Corp.	157,000	502,263
		1,611,174
Insurance - 2.3%
Cathay Financial Holding Co. Ltd.	261,000	561,264
China Life Insurance Co. Ltd. - Class H	409,000	868,075
PICC Property & Casualty Co. Ltd. - Class H	472,000	717,644
Ping An Insurance Group Co. of China Ltd. - Class H	208,500	1,291,375
		3,438,358
Internet - 13.5%
Alibaba Group Holding Ltd.	362,000	4,402,709
Baidu, Inc. - Class A(a)	80,350	921,936
JD.com, Inc. - Class A	78,250	1,565,181
Kuaishou Technology(a)(c)	88,000	519,571
Meituan - Class B(a)(c)	126,900	2,979,027
Naspers Ltd.	3,468	815,200
PDD Holdings, Inc. - ADR(a)(b)	12,171	1,467,701
Tencent Holdings Ltd.	129,800	6,755,390
Trip.com Group Ltd.(a)	16,500	1,063,339
		20,490,054
Iron/Steel - 1.8%
China Steel Corp.	1,023,000	718,399
Eregli Demir ve Celik Fabrikalari TAS	364,562	506,440
Feng Hsin Steel Co. Ltd.	222,000	582,022
Vale SA	88,200	945,180
		2,752,041

The accompanying notes are an integral part of these financial statements.

17

Innovator Gradient Tactical Rotation Strategy ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Metal Fabricate/Hardware - 1.0%
YC INOX Co. Ltd.	1,235,386	$836,700
Yieh Phui Enterprise Co. Ltd.	1,455,000	687,992
		1,524,692
Mining - 1.4%
Gold Fields Ltd.	31,866	524,479
Grupo Mexico SAB de CV - Class B	117,027	614,041
Zijin Mining Group Co. Ltd. - Class H	480,000	1,023,707
		2,162,227
Miscellaneous Manufacturing - 0.3%
Sunny Optical Technology Group Co. Ltd.	75,800	493,854
Oil & Gas - 8.3%
China Petroleum & Chemical Corp. - Class H	1,636,000	921,737
Gail India LTD(a)	162,368	2,305,626
PetroChina Co. Ltd. - Class H	1,176,000	883,426
Petroleo Brasileiro SA	76,100	512,739
Reliance Industries Ltd. - GDR(c)	126,711	7,932,109
		12,555,637
Oil & Gas Services - 0.9%
Dialog Group Bhd	1,267,600	599,208
Sinopec Engineering Group Co. Ltd. - Class H	1,039,500	723,389
		1,322,597
Pharmaceuticals - 0.7%
CSPC Pharmaceutical Group Ltd.	772,000	570,999
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - Class H	222,000	522,010
		1,093,009
Real Estate - 1.2%
Allos SA	144,200	553,263
LAMDA Development SA(a)	91,613	737,424
Multiplan Empreendimentos Imobiliarios SA	119,900	530,755
		1,821,442
Retail - 1.1%
Astra International Tbk PT	1,103,500	358,576
Home Product Center PCL - NVDR	1,613,400	456,600
Yum China Holdings, Inc.	18,150	816,669
		1,631,845
Semiconductors - 11.3%
ASE Technology Holding Co. Ltd.	165,000	808,521
Inari Amertron Bhd	865,800	569,423
MediaTek, Inc.	33,000	1,328,652
Novatek Microelectronics Corp.	29,000	455,275
Powertech Technology, Inc.	94,000	371,130
Realtek Semiconductor Corp.	34,000	507,771

The accompanying notes are an integral part of these financial statements.

18

Innovator Gradient Tactical Rotation Strategy ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductors - (Continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	394,000	$12,666,042
United Microelectronics Corp.	315,000	473,385
		17,180,199
Software - 0.8%
NetEase, Inc.	50,700	807,381
Yalla Group Ltd. - ADR(a)	102,881	425,927
		1,233,308
Telecommunications - 3.9%
Advanced Info Service PCL - NVDR	51,600	420,507
Billion Electric Co. Ltd.	375,000	392,673
Chunghwa Telecom Co. Ltd.	114,000	434,082
Hellenic Telecommunications Organization SA	40,302	665,029
HTC Corp.(a)	278,000	381,773
Maxis Bhd	776,400	641,829
Telkom Indonesia Persero Tbk PT	2,127,300	382,223
TIM SA/Brazil	109,800	314,723
Vodacom Group Ltd.	122,310	763,137
Xiaomi Corp. - Class B(a)(c)	449,200	1,542,769
		5,938,745
TOTAL COMMON STOCKS (Cost $156,286,770)		147,194,025
PREFERRED STOCKS - 2.1%
Banks - 1.0%
Banco Bradesco SA 0.00%,	249,300	621,859
Itau Unibanco Holding SA 0.00%,	156,000	948,538
		1,570,397
Investment Companies - 0.3%
Itausa SA 0.00%,	281,600	516,349
Iron/Steel - 0.4%
Gerdau SA 0.00%,	182,600	576,774
Oil & Gas - 0.4%
Petroleo Brasileiro SA 0.00%,	89,900	557,355
TOTAL PREFERRED STOCKS (Cost $3,557,535)		3,220,875
	Units
SHORT-TERM INVESTMENTS - 4.6%
Investments Purchased with Proceeds from Securities Lending - 4.0%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(d)	5,999,779	5,999,779

The accompanying notes are an integral part of these financial statements.

19

Innovator Gradient Tactical Rotation Strategy ETF
Schedule of Investments
October 31, 2024(Continued)

	Par	Value
SHORT-TERM INVESTMENTS - (Continued)
U.S. Treasury Bills - 0.6%
4.47%, 01/30/2025(e)	$1,051,000	$1,039,349
TOTAL SHORT-TERM INVESTMENTS (Cost $7,039,164)		7,039,128
TOTAL INVESTMENTS - 103.2% (Cost $166,883,469)		$157,454,028
Money Market Deposit Account - 0.0%(f)		6,325
Liabilities in Excess of Other Assets - (3.7)%		(5,686,964)
TOTAL NET ASSETS - 100.0%		$151,773,389

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AS - Aksjeselskap
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátilde Capital Variable
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $5,789,564 which represented 3.8% of net assets. See note 6.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2024, the value of these securities total $13,457,953 or 8.9% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(e)	The rate shown is the effective yield as of October 31, 2024.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Common Stocks	$147,194,025	97.0%
Preferred Stocks	3,220,875	2.1
Investments Purchased with Proceeds from Securities Lending	5,999,779	4.0
U.S. Treasury Bills	1,039,349	0.6
Money Market Deposit Account	6,325	0.0
Liabilities in Excess of Other Assets	(5,686,964)	(3.7)
	$151,773,389	100.0%

The accompanying notes are an integral part of these financial statements.

20

Innovator Hedged Nasdaq-100 ETF
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 99.0%
Advertising - 0.4%
Trade Desk, Inc. - Class A(a)	169	$20,315
Auto Manufacturers - 3.4%
PACCAR, Inc.	197	20,543
Tesla, Inc.(a)	704	175,895
		196,438
Beverages - 2.3%
Coca-Cola Europacific Partners PLC	172	13,072
Keurig Dr Pepper, Inc.	510	16,805
Monster Beverage Corp.(a)	368	19,386
PepsiCo, Inc.	516	85,697
		134,960
Biotechnology - 3.7%
Amgen, Inc.	201	64,352
Biogen, Inc.(a)	55	9,570
Gilead Sciences, Inc.	468	41,568
Illumina, Inc.(a)	60	8,648
Moderna, Inc.(a)	144	7,828
Regeneron Pharmaceuticals, Inc.(a)	41	34,366
Vertex Pharmaceuticals, Inc.(a)	97	46,170
		212,502
Chemicals - 1.4%
Linde PLC	179	81,650
Commercial Services - 2.1%
Automatic Data Processing, Inc.	153	44,253
Cintas Corp.	152	31,283
PayPal Holdings, Inc.(a)	385	30,531
Verisk Analytics, Inc.	54	14,835
		120,902
Computers - 10.1%
Apple, Inc.	2,211	499,488
Cognizant Technology Solutions Corp. - Class A	187	13,948
Crowdstrike Holdings, Inc. - Class A(a)	88	26,125
Fortinet, Inc.(a)	288	22,654
Super Micro Computer, Inc.(a)	220	6,404
Zscaler, Inc.(a)	56	10,124
		578,743
Distribution/Wholesale - 0.6%
Copart, Inc.(a)	361	18,580
Fastenal Co.	215	16,809
		35,389

The accompanying notes are an integral part of these financial statements.

21

Innovator Hedged Nasdaq-100 ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electric - 1.4%
American Electric Power Co., Inc.	200	$19,750
Constellation Energy Corp.	117	30,767
Exelon Corp.	377	14,816
Xcel Energy, Inc.	209	13,963
		79,296
Electronics - 0.9%
Honeywell International, Inc.	244	50,186
Food - 0.9%
Kraft Heinz Co.	455	15,224
Mondelez International, Inc. - Class A	502	34,377
		49,601
Healthcare-Products - 1.7%
GE HealthCare Technologies, Inc.	172	15,024
IDEXX Laboratories, Inc.(a)	30	12,208
Intuitive Surgical, Inc.(a)	134	67,514
		94,746
Internet - 21.0%
Airbnb, Inc. - Class A(a)	165	22,240
Alphabet, Inc. - Class A	852	145,786
Alphabet, Inc. - Class C	812	140,224
Amazon.com, Inc.(a)	1,526	284,446
Booking Holdings, Inc.	12	56,115
CDW Corp./DE	51	9,600
DoorDash, Inc. - Class A(a)	145	22,722
MercadoLibre, Inc.(a)	19	38,706
Meta Platforms, Inc. - Class A	505	286,629
Netflix, Inc.(a)	161	121,721
Palo Alto Networks, Inc.(a)	122	43,960
PDD Holdings, Inc. - ADR(a)	251	30,268
		1,202,417
Lodging - 0.5%
Marriott International, Inc./MD - Class A	106	27,562
Media - 1.5%
Charter Communications, Inc. - Class A(a)	54	17,691
Comcast Corp. - Class A	1,450	63,321
Warner Bros Discovery, Inc.(a)	920	7,480
		88,492
Oil & Gas - 0.3%
Diamondback Energy, Inc.	110	19,445
Oil & Gas Services - 0.2%
Baker Hughes Co.	374	14,242

The accompanying notes are an integral part of these financial statements.

22

Innovator Hedged Nasdaq-100 ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pharmaceuticals - 0.5%
AstraZeneca PLC - ADR	218	$15,511
Dexcom, Inc.(a)	151	10,642
		26,153
Real Estate - 0.2%
CoStar Group, Inc.(a)	154	11,210
Retail - 4.3%
Costco Wholesale Corp.	167	145,987
Dollar Tree, Inc.(a)	81	5,236
Lululemon Athletica, Inc.(a)	44	13,108
O'Reilly Automotive, Inc.(a)	21	24,216
Ross Stores, Inc.	126	17,605
Starbucks Corp.	426	41,620
		247,772
Semiconductors - 23.8%
Advanced Micro Devices, Inc.(a)	608	87,595
Analog Devices, Inc.	187	41,722
Applied Materials, Inc.	309	56,108
ARM Holdings PLC - ADR(a)	47	6,641
ASML Holding NV	35	23,539
Broadcom, Inc.	1,741	295,570
GLOBALFOUNDRIES, Inc.(a)	207	7,556
Intel Corp.	1,606	34,561
KLA Corp.	51	33,978
Lam Research Corp.	488	36,283
Marvell Technology, Inc.	325	26,036
Microchip Technology, Inc.	201	14,747
Micron Technology, Inc.	416	41,454
NVIDIA Corp.	3,567	473,554
NXP Semiconductors NV	96	22,512
ON Semiconductor Corp.(a)	161	11,349
QUALCOMM, Inc.	419	68,201
Texas Instruments, Inc.	343	69,684
		1,351,090
Software - 13.9%
Adobe, Inc.(a)	167	79,839
ANSYS, Inc.(a)	33	10,574
Atlassian Corp. - Class A(a)	61	11,501
Autodesk, Inc.(a)	81	22,988
Cadence Design Systems, Inc.(a)	102	28,164
Datadog, Inc. - Class A(a)	117	14,676
Electronic Arts, Inc.	99	14,934
Intuit, Inc.	105	64,082
Microsoft Corp.	1,081	439,265
MongoDB, Inc.(a)	28	7,571

The accompanying notes are an integral part of these financial statements.

23

Innovator Hedged Nasdaq-100 ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
Paychex, Inc.	135	$18,810
Roper Technologies, Inc.	40	21,509
Synopsys, Inc.(a)	57	29,276
Take-Two Interactive Software, Inc.(a)	66	10,674
Workday, Inc. - Class A(a)	80	18,708
		792,571
Telecommunications - 3.2%
Cisco Systems, Inc.	1,513	82,867
T-Mobile US, Inc.	439	97,967
		180,834
Transportation - 0.7%
CSX Corp.	729	24,523
Old Dominion Freight Line, Inc.	81	16,307
		40,830
TOTAL COMMON STOCKS (Cost $5,665,055)		5,657,346

	Notional Amount	Contracts
PURCHASED OPTIONS - 2.0%
Put Options - 2.0%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $463.67 (b)(c)(d)	$5,661,045	117	113,958
TOTAL PURCHASED OPTIONS (Cost $114,738)			113,958
TOTAL INVESTMENTS - 101.0% (Cost $5,779,793)			$5,771,304
Money Market Deposit Account - 0.1%(e)			5,859
Liabilities in Excess of Other Assets - (1.1)%			(64,687)
TOTAL NET ASSETS - 100.0%			$5,712,476

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

24

Innovator Hedged Nasdaq-100 ETF
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.1)%
Call Options - (0.5)%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $526.53(a)(b)	$(5,661,045)	(117)	$(30,771)
Put Options - (0.6)%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $414.86(a)(b)	(5,661,045)	(117)	(33,813)
TOTAL WRITTEN OPTIONS (Premiums received $104,154)			$(64,584)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Common Stocks	$5,657,346	99.0%
Purchased Options	113,958	2.0
Written Options	(64,584)	(1.1)
Money Market Deposit Account	5,859	0.1
Liabilities in Excess of Other Assets	103	(0.0)
	$5,712,476	100.0%

The accompanying notes are an integral part of these financial statements.

25

Innovator IBD 50 ETF
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 99.5%
Advertising - 1.0%
Trade Desk, Inc. - ClassA(a)	5,400	$649,134
Aerospace/Defense - 1.0%
Howmet Aerospace, Inc.	6,153	613,577
Agriculture - 1.0%
Vital Farms, Inc.(a)	17,596	610,229
Biotechnology - 6.2%
Alnylam Pharmaceuticals, Inc.(a)	6,438	1,716,307
Argenx SE - ADR(a)	567	332,432
BeiGene Ltd. - ADR(a)(b)	2,863	580,158
Travere Therapeutics, Inc.(a)	70,540	1,234,450
		3,863,347
Building Materials - 1.9%
Trane Technologies PLC	3,197	1,183,402
Commercial Services - 8.3%
Affirm Holdings, Inc.(a)	30,268	1,327,252
Shift4 Payments, Inc. - Class A(a)(b)	13,571	1,227,361
Stride, Inc.(a)(b)	21,160	1,973,805
Toast, Inc. - Class A(a)	21,632	649,609
		5,178,027
Computers - 0.5%
Fortinet, Inc.(a)	3,936	309,606
Diversified Financial Services - 2.0%
FTAI Aviation Ltd.(b)	4,493	604,039
Interactive Brokers Group, Inc. - Class A	4,292	654,873
		1,258,912
Electrical Components & Equipment - 4.1%
American Superconductor Corp.(a)(b)	14,258	349,606
Powell Industries, Inc.(b)	8,679	2,212,972
		2,562,578
Electronics - 3.6%
Celestica, Inc.(a)	33,030	2,259,252
Engineering & Construction - 6.4%
Comfort Systems USA, Inc.	3,072	1,201,275
Dycom Industries, Inc.(a)	3,249	566,398
EMCOR Group, Inc.	4,970	2,216,968
		3,984,641
Healthcare-Products - 2.0%
Lantheus Holdings, Inc.(a)(b)	11,438	1,256,350

The accompanying notes are an integral part of these financial statements.

26

Innovator IBD 50 ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Healthcare-Services - 0.5%
PACS Group, Inc.(a)(b)	7,533	$321,508
Insurance - 3.6%
Baldwin Insurance Group, Inc. - Class A(a)(b)	42,696	1,975,117
Ryan Specialty Holdings, Inc.	4,550	299,708
		2,274,825
Internet - 4.7%
DoorDash, Inc. - Class A(a)(b)	2,096	328,443
Hims & Hers Health, Inc.(a)(b)	103,584	1,950,487
Netflix, Inc.(a)	844	638,089
		2,917,019
Leisure Time - 3.1%
Royal Caribbean Cruises Ltd.(b)	9,437	1,947,325
Lodging - 3.0%
Atour Lifestyle Holdings Ltd. - ADR	71,740	1,879,588
Machinery-Construction & Mining - 4.1%
Argan, Inc.	2,625	346,605
Vertiv Holdings Co. - Class A	20,438	2,233,669
		2,580,274
Miscellaneous Manufacturing - 2.9%
Axon Enterprise, Inc.(a)	4,288	1,815,968
Pharmaceuticals - 2.9%
Harrow, Inc.(a)(b)	40,845	1,840,476
Private Equity - 0.5%
KKR & Co., Inc.	2,283	315,602
Retail - 1.0%
BBB Foods, Inc. - Class A(a)(b)	19,553	624,523
Semiconductors - 9.2%
ARM Holdings PLC - ADR(a)(b)	13,329	1,883,388
NVIDIA Corp.	15,869	2,106,768
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	9,451	1,800,794
		5,790,950
Software - 24.0%
Clear Secure, Inc. - Class A(b)	62,790	2,309,416
Clearwater Analytics Holdings, Inc. - Class A(a)	48,246	1,259,703
Doximity, Inc. - Class A(a)(b)	53,467	2,231,713
Duolingo, Inc.(a)	6,781	1,986,630
Klaviyo, Inc. - Class A(a)(b)	33,068	1,257,576
Monday.com Ltd.(a)	4,479	1,316,244
Palantir Technologies, Inc. - Class A(a)	51,999	2,161,078

The accompanying notes are an integral part of these financial statements.

27

Innovator IBD 50 ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
Samsara, Inc. - Class A(a)	40,157	$1,919,103
ServiceNow, Inc.(a)	349	325,613
Vertex, Inc. - Class A(a)	7,563	313,940
		15,081,016
Telecommunications - 2.0%
Arista Networks, Inc.(a)	3,212	1,241,245
TOTAL COMMON STOCKS (Cost $58,293,524)		62,359,374
	Units
SHORT-TERM INVESTMENTS - 32.2%
Investments Purchased with Proceeds from Securities Lending - 32.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(c)	20,185,538	20,185,538
TOTAL SHORT-TERM INVESTMENTS (Cost $20,185,538)		20,185,538
TOTAL INVESTMENTS - 131.7% (Cost $78,479,062)		$82,544,912
Money Market Deposit Account - 0.6%(d)		420,557
Liabilities in Excess of Other Assets - (32.3)%		(20,232,962)
TOTAL NET ASSETS - 100.0%		$62,732,507

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
SE - Societas Europeae
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $19,440,670 which represented 31.0% of net assets. See note 6.
(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Common Stocks	$62,359,374	99.5%
Investments Purchased with Proceeds from Securities Lending	20,185,538	32.2
Money Market Deposit Account	420,557	0.6
Liabilities in Excess of Other Assets	(20,232,962)	(32.3)
	$62,732,507	100.0%

The accompanying notes are an integral part of these financial statements.

28

Innovator IBD Breakout Opportunities ETF
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 92.8%
Apparel - 3.5%
On Holding AG - Class A(a)(b)	9,499	$450,442
Auto Manufacturers - 2.4%
Ferrari NV	658	313,129
Banks - 5.6%
Morgan Stanley(b)	4,802	558,233
NU Holdings Ltd./Cayman Islands - Class A(a)	10,738	162,036
		720,269
Biotechnology - 4.3%
BioAge Labs, Inc.(a)(b)	23,317	550,281
Commercial Services - 3.7%
Block, Inc.(a)	6,615	478,397
Computers - 6.8%
Rubrik, Inc. - Class A(a)(b)	14,238	587,460
Varonis Systems, Inc.(a)	5,635	283,835
		871,295
Diversified Financial Services - 0.6%
Interactive Brokers Group, Inc. - Class A	483	73,696
Electrical Components & Equipment - 3.6%
Eaton Corp. PLC	1,393	461,891
Engineering & Construction - 0.6%
Construction Partners, Inc. - Class A(a)	917	72,195
Healthcare-Products - 0.6%
Lantheus Holdings, Inc.(a)(b)	644	70,737
Healthcare-Services - 2.4%
HealthEquity, Inc.(a)	3,640	310,310
Home Furnishings - 1.1%
SharkNinja, Inc.(b)	1,470	135,549
Insurance - 7.6%
Equitable Holdings, Inc.	10,689	484,639
Mercury General Corp.(b)	7,175	485,245
		969,884
Internet - 8.7%
Amazon.com, Inc.(a)	1,708	318,371
Expedia Group, Inc.(a)(b)	3,542	553,650
JD.com, Inc. - ADR	1,785	72,507
Trip.com Group Ltd. - ADR(a)(b)	2,590	166,796
		1,111,324

The accompanying notes are an integral part of these financial statements.

29

Innovator IBD Breakout Opportunities ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Management of Companies and Enterprises - 4.4%
VIKING HOLDINGS Ltd. ORD SHS(a)	14,483	$568,458
Media - 4.3%
Liberty Broadband Corp. - Class C(a)	6,846	553,294
Mining - 0.5%
Anglogold Ashanti PLC	2,422	67,332
Miscellaneous Manufacturing - 1.1%
Axon Enterprise, Inc.(a)	161	68,184
Fabrinet(a)	287	69,158
		137,342
Pharmaceuticals - 0.6%
Corcept Therapeutics, Inc.(a)	1,512	74,043
Retail - 2.4%
Chipotle Mexican Grill, Inc.(a)(b)	5,390	300,600
Semiconductors - 1.7%
NVIDIA Corp.	504	66,911
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	784	149,383
		216,294
Software - 20.1%
Alkami Technology, Inc.(a)	4,193	153,506
Clearwater Analytics Holdings, Inc. - Class A(a)	6,097	159,193
Datadog, Inc. - Class A(a)	1,260	158,055
Dynatrace, Inc.(a)(b)	5,929	318,980
Salesforce, Inc.	1,659	483,383
ServiceNow, Inc.(a)	168	156,742
Twilio, Inc. - Class A(a)	7,959	641,894
Zoom Video Communications, Inc. - Class A(a)	6,615	494,405
		2,566,158
Telecommunications - 6.2%
Credo Technology Group Holding Ltd.(a)	8,183	308,499
InterDigital, Inc.(b)	3,262	490,735
		799,234
TOTAL COMMON STOCKS (Cost $11,448,034)		11,872,154
REAL ESTATE INVESTMENT TRUSTS - 7.2%
American Healthcare REIT, Inc.	21,679	576,661
CareTrust REIT, Inc.	10,374	338,919
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $671,599)		915,580

The accompanying notes are an integral part of these financial statements.

30

Innovator IBD Breakout Opportunities ETF
Schedule of Investments
October 31, 2024(Continued)

	Units	Value
SHORT-TERM INVESTMENTS - 31.0%
Investments Purchased with Proceeds from Securities Lending - 31.0%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(c)	3,961,410	$3,961,410
TOTAL SHORT-TERM INVESTMENTS (Cost $3,961,411)		3,961,410
TOTAL INVESTMENTS - 131.0% (Cost $16,081,044)		$16,749,144
Money Market Deposit Account - 0.0%(d)		4,681
Liabilities in Excess of Other Assets - (31.0)%		(3,962,695)
TOTAL NET ASSETS - 100.0%		$12,791,130

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $3,753,125 which represented 29.3% of net assets. See note 6.
(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Common Stocks	$11,872,153	92.8%
Real Estate Investment Trusts	915,580	7.2
Investments Purchased with Proceeds from Securities Lending	3,961,411	31.0
Money Market Deposit Account	4,681	0.0
Liabilities in Excess of Other Assets	(3,962,695)	(31.0)
	$12,791,130	100.0%

The accompanying notes are an integral part of these financial statements.

31

Innovator Laddered Allocation Buffer ETF
Schedule of Investments
October 31, 2024

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 99.9%
Innovator U.S. Equity Buffer ETF - January(a)(b)(c)	293,945	$13,724,292
Innovator U.S. Equity Buffer ETF - February(a)(c)	326,288	13,714,929
Innovator U.S. Equity Buffer ETF - March(a)(c)	303,812	13,638,121
Innovator U.S. Equity Buffer ETF - April(a)(c)	315,291	13,618,427
Innovator U.S. Equity Buffer ETF - May(a)(c)	347,140	13,675,997
Innovator U.S. Equity Buffer ETF - June(a)(c)	336,251	13,642,207
Innovator U.S. Equity Buffer ETF - July(a)(c)	312,911	13,592,854
Innovator U.S. Equity Buffer ETF - August(a)(b)(c)	319,839	13,619,704
Innovator U.S. Equity Buffer ETF - September(a)(c)	324,732	13,616,760
Innovator U.S. Equity Buffer ETF - October(a)(b)(c)	322,243	13,601,877
Innovator U.S. Equity Buffer ETF - November(a)(c)	359,814	13,797,068
Innovator U.S. Equity Buffer ETF -December(a)(c)	318,156	13,772,432
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $144,317,412)		164,014,668
	Units
SHORT-TERM INVESTMENTS - 0.2%
Investments Purchased with Proceeds from Securities Lending - 0.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(d)	345,975	345,975
TOTAL SHORT-TERM INVESTMENTS (Cost $345,975)		345,975
TOTAL INVESTMENTS - 100.1% (Cost $144,663,387)		$164,360,643
Money Market Deposit Account - 0.1%(e)		190,516
Liabilities in Excess of Other Assets - (0.2)%		(353,843)
TOTAL NET ASSETS - 100.0%		$164,197,316

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $335,244 which represented 0.2% of net assets. See note 6.
(c)	Affiliated company as defined by the Investment Company Act of 1940.
(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Affiliated Exchange Traded Funds	$164,014,668	99.9%
Investments Purchased with Proceeds from Securities Lending	345,975	0.2
Money Market Deposit Account	190,516	0.1
Liabilities in Excess of Other Assets	(353,843)	(0.2)
	$164,197,316	100.0%

The accompanying notes are an integral part of these financial statements.

32

Innovator Laddered Allocation Power Buffer ETF
Schedule of Investments
October 31, 2024

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 99.9%
Innovator U.S. Equity Power Buffer ETF - January(a)(b)	973,901	$40,342,291
Innovator U.S. Equity Power Buffer ETF - February(a)(b)(c)	1,116,298	40,276,143
Innovator U.S. Equity Power Buffer ETF - March(a)(b)	1,023,509	40,111,318
Innovator U.S. Equity Power Buffer ETF - April(a)(b)	1,115,989	39,997,046
Innovator U.S. Equity Power Buffer ETF - May(a)(b)(c)	1,141,539	40,222,127
Innovator U.S. Equity Power Buffer ETF - June(a)(b)	1,090,233	40,109,672
Innovator U.S. Equity Power Buffer ETF - July(a)(b)	992,570	39,931,091
Innovator U.S. Equity Power Buffer ETF - August(a)(b)	1,060,044	39,953,058
Innovator U.S. Equity Power Buffer ETF - September(a)(b)	1,043,069	39,959,973
Innovator U.S. Equity Power Buffer ETF - October(a)(b)(c)	1,030,034	39,841,715
Innovator U.S. Equity Power Buffer ETF - November(a)(b)(c)	1,090,671	40,485,708
Innovator U.S. Equity Power Buffer ETF - December(a)(b)	1,050,668	40,513,758
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $424,055,237)		481,743,900
	Units
SHORT-TERM INVESTMENTS - 0.7%
Investments Purchased with Proceeds from Securities Lending - 0.7%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(d)	3,324,275	3,324,275
TOTAL SHORT-TERM INVESTMENTS (Cost $3,324,275)		3,324,275
TOTAL INVESTMENTS - 100.6% (Cost $427,379,512)		$485,068,175
Money Market Deposit Account - 0.1%(e)		775,122
Liabilities in Excess of Other Assets - (0.7)%		(3,346,105)
TOTAL NET ASSETS - 100.0%		$482,497,192

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Affiliated company as defined by the Investment Company Act of 1940.
(c)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $3,234,157 which represented 0.7% of net assets. See note 6.
(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Affiliated Exchange Traded Funds	$481,743,900	99.9%
Investments Purchased with Proceeds from Securities Lending	3,324,275	0.7
Money Market Deposit Account	775,122	0.1
Liabilities in Excess of Other Assets	(3,346,105)	(0.7)
	$482,497,192	100.0%

The accompanying notes are an integral part of these financial statements.

33

Innovator Nasdaq-100 Managed Floor ETF
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 96.4%
Advertising - 0.7%
Trade Desk, Inc. - Class A(a)	11,971	$1,439,034
Auto Manufacturers - 3.3%
Tesla, Inc.(a)	27,714	6,924,343
Beverages - 2.2%
Coca-Cola Europacific Partners PLC	31,162	2,368,312
Keurig Dr Pepper, Inc.	69,386	2,286,269
		4,654,581
Biotechnology - 4.2%
Amgen, Inc.	13,354	4,275,416
Gilead Sciences, Inc.	47,290	4,200,298
Moderna, Inc.(a)	4,197	228,149
		8,703,863
Commercial Services - 2.5%
PayPal Holdings, Inc.(a)	32,332	2,563,928
Verisk Analytics, Inc.	9,248	2,540,610
		5,104,538
Computers - 9.4%
Apple, Inc.	86,450	19,529,919
Distribution/Wholesale - 2.6%
Copart, Inc.(a)	50,585	2,603,610
Fastenal Co.	35,854	2,803,066
		5,406,676
Electric - 1.5%
Xcel Energy, Inc.	46,101	3,080,008
Food - 1.2%
Kraft Heinz Co.	72,056	2,410,994
Healthcare-Products - 0.8%
IDEXX Laboratories, Inc.(a)	4,162	1,693,601
Internet - 20.2%
Alphabet, Inc. - Class A	35,217	6,025,981
Alphabet, Inc. - Class C	32,705	5,647,826
Amazon.com, Inc.(a)	63,582	11,851,685
CDW Corp./DE	7,050	1,327,021
Meta Platforms, Inc. - Class A	18,224	10,343,578
Netflix, Inc.(a)	7,070	5,345,132
PDD Holdings, Inc. - ADR(a)	11,079	1,336,017
		41,877,240
Lodging - 1.5%
Marriott International, Inc./MD - Class A	12,158	3,161,323

The accompanying notes are an integral part of these financial statements.

34

Innovator Nasdaq-100 Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil & Gas - 0.8%
Diamondback Energy, Inc.	8,972	$1,585,980
Retail - 4.5%
Costco Wholesale Corp.	8,189	7,158,660
Ross Stores, Inc.	15,890	2,220,151
		9,378,811
Semiconductors - 23.3%
Advanced Micro Devices, Inc.(a)	31,621	4,555,637
ASML Holding NV	2,037	1,369,984
Broadcom, Inc.	68,215	11,580,861
GLOBALFOUNDRIES, Inc.(a)	27,745	1,012,692
KLA Corp.	4,279	2,850,798
Marvell Technology, Inc.	29,002	2,323,350
Microchip Technology, Inc.	29,634	2,174,247
NVIDIA Corp.	138,942	18,445,940
NXP Semiconductors NV	11,293	2,648,209
ON Semiconductor Corp.(a)	21,320	1,502,847
		48,464,565
Software - 15.0%
Adobe, Inc.(a)	8,534	4,079,935
Autodesk, Inc.(a)	8,819	2,502,832
Electronic Arts, Inc.	17,004	2,565,053
Microsoft Corp.	44,142	17,937,102
Take-Two Interactive Software, Inc.(a)	10,277	1,661,997
Workday, Inc. - Class A(a)	10,472	2,448,877
		31,195,796
Telecommunications - 2.7%
T-Mobile US, Inc.	25,395	5,667,148
TOTAL COMMON STOCKS (Cost$186,732,114)		200,278,420

The accompanying notes are an integral part of these financial statements.

35

Innovator Nasdaq-100 Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS−2.0%
Put Options - 2.0%
Invesco QQQ Trust Series 1(b)(c)
Expiration: 12/31/2024; Exercise Price: $384.00(d)	$52,497,725	1,085	$164,920
Expiration: 03/31/2025; Exercise Price: $400.00(d)	52,691,265	1,089	626,175
Expiration: 06/30/2025; Exercise Price: $430.00(d)	51,530,025	1,065	1,443,075
Expiration: 09/30/2025; Exercise Price: $435.00(d)	49,981,705	1,033	1,883,676
TOTAL PURCHASED OPTIONS (Cost$5,410,624)			4,117,846
TOTAL INVESTMENTS - 98.4% (Cost $192,142,738)			$204,396,266
Money Market Deposit Account - 1.7%(e)			3,587,121
Liabilities in Excess of Other Assets - (0.1)%			(222,514)
TOTAL NET ASSETS - 100.0%			$207,760,873

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

36

Innovator Nasdaq-100 Managed Floor ETF
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Call Options - (0.1)%
NASDAQ 100 Index(a)(b)
Expiration: 11/01/2024; Exercise Price: $20,870.00	$(69,616,470)	(35)	$(910)
Expiration: 11/06/2024; Exercise Price: $20,750.00	(69,616,470)	(35)	(100,450)
Expiration: 11/11/2024; Exercise Price: $21,125.00	(69,616,470)	(35)	(75,110)
Total Call Options			(176,470)
TOTAL WRITTEN OPTIONS (Premiums received $817,182)			$(176,470)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Common Stocks	$200,278,420	96.4%
Purchased Options	4,117,846	2.0
Written Options	(176,470)	(0.1)
Money Market Deposit Account	3,587,121	1.7
Liabilities in Excess of Other Assets	(46,044)	0.0(a)
	$207,760,873	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

37

Innovator Power Buffer Step-Up Strategy ETF
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.0%
Call Options - 98.8%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.67(a)(b)(c)	$96,896,256	1,704	$95,370,954
Put Options - 5.2%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.73(a)(b)(c)	96,896,256	1,704	4,995,242
TOTAL PURCHASED OPTIONS (Cost $100,965,107)			100,366,196
TOTAL INVESTMENTS - 104.0% (Cost $100,965,107)			$100,366,196
Money Market Deposit Account - 0.1%(d)			123,700
Liabilities in Excess of Other Assets - (4.1)%			(3,997,789)
TOTAL NET ASSETS - 100.0%			$96,492,107

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

38

Innovator Power Buffer Step-Up Strategy ETF
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.1)%
Call Options - (1.9)%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $640.14(a)(b)	$(96,896,256)	(1,704)	$(1,856,219)
Put Options - (2.2)%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $487.68(a)(b)	(96,896,256)	(1,704)	(2,071,722)
TOTAL WRITTEN OPTIONS (Premiums received $4,103,967)			$(3,927,941)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$100,366,196	104.0%
Written Options	(3,927,941)	(4.1)
Money Market Deposit Account	123,700	0.1
Liabilities in Excess of Other Assets	(69,848)	0.0
	$96,492,107	100.0%

The accompanying notes are an integral part of these financial statements.

39

Innovator S&P Investment Grade Preferred ETF
Schedule of Investments
October 31, 2024

	Shares	Value
PREFERRED STOCKS - 81.8%
Banks - 35.9%(a)
Bank of America Corp.
Series 02, 5.97% (3 mo. Term SOFR + 0.91%), Perpetual	17,946	$413,835
Series 4, 6.07% (3 mo. Term SOFR + 1.01%), Perpetual	16,989	411,134
Series 5, 5.89% (3 mo. Term SOFR + 0.76%), Perpetual(b)	17,088	418,485
Series E, 5.73% (3 mo. Term SOFR + 0.61%), Perpetual(b)	16,802	413,497
Series GG, 6.00%, Perpetual	16,252	415,401
Series HH, 5.88%, Perpetual	16,406	412,775
Series KK, 5.38%, Perpetual(b)	16,733	404,604
Series LL, 5.00%, Perpetual	17,556	394,834
Series NN, 4.38%, Perpetual	19,656	392,530
Series PP, 4.13%, Perpetual	20,654	389,121
Series QQ, 4.25%, Perpetual	20,276	396,599
Series SS, 4.75%, Perpetual	18,065	395,443
Cullen/Frost Bankers, Inc. Series B, 4.45%, Perpetual	226,753	4,605,353
JPMorgan Chase & Co.
Series DD, 5.75%, Perpetual	32,410	824,834
Series EE, 6.00%, Perpetual(b)	32,056	824,160
Series GG, 4.75%, Perpetual	34,667	795,261
Series JJ, 4.55%, Perpetual	36,386	786,665
Series LL, 4.63%, Perpetual(b)	35,815	790,795
Series MM, 4.20%, Perpetual(b)	38,846	785,078
Morgan Stanley
Series A, 5.62% (3 mo. Term SOFR + 0.96%), Perpetual	24,171	571,886
Series E, 7.13% (3 mo. LIBOR US + 4.32%), Perpetual(c)	21,666	548,583
Series F, 6.88% (3 mo. LIBOR US + 3.94%), Perpetual(c)	21,632	547,290
Series I, 6.38% (3 mo. LIBOR US + 3.71%), Perpetual(c)	21,624	549,466
Series K, 5.85% (3 mo. LIBOR US + 3.49%), Perpetual(c)	21,744	547,296
Series L, 4.88%, Perpetual	22,937	525,487
Series O, 4.25%, Perpetual	26,525	518,829
Series P, 6.50%, Perpetual(b)	20,755	541,705
Series Q, 6.63%, Perpetual	20,484	540,778
Northern Trust Corp. Series E, 4.70%, Perpetual	213,034	4,718,703
State Street Corp. Series G, 5.35% (3 mo. LIBOR US + 3.71%), Perpetual(b)(c)	197,342	4,911,842
Truist Financial Corp.
Series O, 5.25%, Perpetual(b)	103,130	2,409,117
Series R, 4.75%, Perpetual	113,638	2,398,898
US Bancorp
Series B*, 5.52% (3 mo. Term SOFR + 0.86%), Perpetual(b)	45,226	1,001,304
Series K, 5.50%, Perpetual	39,264	977,674
Series L, 3.75%, Perpetual	53,964	938,974
Series M, 4.00%, Perpetual(b)	50,123	941,310
Series O, 4.50%, Perpetual(b)	44,552	954,304
		38,413,850

The accompanying notes are an integral part of these financial statements.

40

Innovator S&P Investment Grade Preferred ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Diversified Financial Services - 9.2%
Charles Schwab Corp.
Series D, 5.95%, Perpetual	97,346	$2,471,615
Series J, 4.45%, Perpetual(b)	111,833	2,378,688
Voya Financial, Inc., Series B, 5.35% to 09/15/2029 then 5 yr. CMT Rate + 3.21%, Perpetual	197,027	5,041,921
		9,892,224
Insurance - 36.7%(a)
Arch Capital Group Ltd.
Series F, 5.45%, Perpetual	104,353	2,446,034
Series G, 4.55%, Perpetual	119,709	2,425,304
Athene Holding Ltd.
Series A, 6.35% to 6/30/2029 then 3 mo. LIBOR US + 4.25%, Perpetual(c)	39,547	991,443
Series B, 5.63%, Perpetual	42,848	951,654
Series C, 6.38% to 9/30/2025 then 5 yr. CMT Rate + 5.97%, Perpetual	39,579	995,016
Series D, 4.88%, Perpetual	49,272	951,935
Series E, 7.75% (5 yr. CMT Rate + 3.96%), Perpetual	37,120	994,445
Axis Capital Holdings Ltd. Series E, 5.50%, Perpetual	214,891	4,796,367
Enstar Group Ltd., Series D, 7.00% to 09/01/2028 then 3 mo. LIBOR US + 4.02%, Perpetual(c)	249,096	5,328,163
Equitable Holdings, Inc.
Series A, 5.25%, Perpetual	106,701	2,453,056
Series C, 4.30%, Perpetual	123,797	2,359,571
Hartford Financial Services Group, Inc. Series G, 6.00%, Perpetual	195,852	4,929,595
MetLife, Inc.
Series A, 6.21% (3 mo. Term SOFR + 1.26%), Perpetual	67,789	1,678,456
Series E, 5.63%, Perpetual	66,312	1,633,265
Series F, 4.75%, Perpetual	72,901	1,597,990
RenaissanceRe Holdings Ltd.
Series F, 5.75%, Perpetual	99,048	2,392,009
Series G, 4.20%, Perpetual	131,737	2,420,009
		39,344,312
TOTAL PREFERRED STOCKS (Cost $94,309,847)		87,650,386
REAL ESTATE INVESTMENT TRUSTS - 13.2%
Agree Realty Corp. Series A, 4.25%, Perpetual	236,199	4,660,206
Kimco Realty Corp.
Series L, 5.13%, Perpetual	104,885	2,394,524
Series M, 5.25%, Perpetual	101,599	2,337,793
Public Storage
Series F, 5.15%, Perpetual(b)	18,005	438,422
Series G, 5.05%, Perpetual(b)	18,122	437,103
Series H, 5.60%, Perpetual	17,908	448,058
Series I, 4.88%, Perpetual	19,135	436,278
Series J, 4.70%, Perpetual	19,690	433,180

The accompanying notes are an integral part of these financial statements.

41

Innovator S&P Investment Grade Preferred ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Series L, 4.63%, Perpetual	20,160	$432,432
Series N, 3.88%, Perpetual	23,952	437,843
Series O, 3.90%, Perpetual	24,030	439,749
Series P, 4.00%, Perpetual	23,353	436,701
Series R, 4.00%, Perpetual	22,896	431,819
Series S, 4.10%, Perpetual	22,408	440,316
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $15,490,407)		14,204,424
CONVERTIBLE PREFERRED STOCKS - 4.8%
Diversified Financial Services - 4.8%
Apollo Global Management, Inc. 6.75%, 07/31/2026	67,106	5,124,885
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,263,453)		5,124,885
	Units
SHORT-TERM INVESTMENTS - 9.1%
Investments Purchased with Proceeds from Securities Lending - 9.1%
Mount Vernon Liquid Assets Portfolio, LLC, 5.00%(d)	9,738,011	9,738,011
TOTAL SHORT-TERM INVESTMENTS (Cost $9,738,011)		9,738,011
TOTAL INVESTMENTS - 108.9% (Cost $123,801,717)		$116,717,706
Money Market Deposit Account - 0.6%(e)		619,761
Liabilities in Excess of Other Assets - (9.5)%		(10,180,378)
TOTAL NET ASSETS - 100.0%		$107,157,089

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $9,462,131 which represented 8.8% of net assets. See note 6.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

42

Innovator S&P Investment Grade Preferred ETF
Schedule of Investments
October 31, 2024(Continued)
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Preferred Stocks	$87,650,386	81.8%
Real Estate Investment Trusts	14,204,425	13.2
Convertible Preferred Stocks	5,124,885	4.8
Investments Purchased with Proceeds from Securities Lending	9,738,011	9.1
Money Market Deposit Account	619,761	0.6
Liabilities in Excess of Other Assets	(10,180,379)	(9.5)
	$107,157,089	100.0%

The accompanying notes are an integral part of these financial statements.

43

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024

	Shares	Value
COMMON STOCKS - 88.2%
Advertising - 0.1%
Boston Omaha Corp. - Class A(a)	99	$1,461
Clear Channel Outdoor Holdings, Inc.(a)	609	895
National CineMedia, Inc.(a)	108	777
Taboola.com Ltd.(a)	358	1,189
		4,322
Aerospace/Defense - 1.4%
AAR Corp.(a)	74	4,344
AeroVironment, Inc.(a)	49	10,534
Archer Aviation, Inc. - Class A(a)	462	1,455
Barnes Group, Inc.	63	2,946
Ducommun, Inc.(a)	27	1,587
Intuitive Machines, Inc.(a)	91	710
Kratos Defense & Security Solutions, Inc.(a)	150	3,408
Loar Holdings, Inc.(a)	30	2,585
Mercury Systems, Inc.(a)	126	4,076
Moog, Inc. - Class A	29	5,469
National Presto Industries, Inc.	25	1,798
Rocket Lab USA, Inc.(a)	532	5,692
Spirit AeroSystems Holdings, Inc. - Class A(a)	213	6,896
Virgin Galactic Holdings, Inc.(a)	130	854
		52,354
Agriculture - 0.2%
Dole PLC	109	1,760
Fresh Del Monte Produce, Inc.	60	1,927
Tejon Ranch Co.(a)	109	1,734
Turning Point Brands, Inc.	39	1,842
Vital Farms, Inc.(a)	23	798
		8,061
Airlines - 0.5%
Allegiant Travel Co.	37	2,405
Copa Holdings SA - Class A	49	4,768
JetBlue Airways Corp.(a)	645	3,677
SkyWest, Inc.(a)	63	5,997
Sun Country Airlines Holdings, Inc.(a)	118	1,658
Wheels Up Experience, Inc.(a)	699	1,426
		19,931
Apparel - 0.8%
Hanesbrands, Inc.(a)	398	2,766
Kontoor Brands, Inc.	61	5,223
Levi Strauss & Co. - Class A	464	7,931
Steven Madden Ltd.	74	3,328
Under Armour, Inc. - Class A(a)	579	4,950

The accompanying notes are an integral part of these financial statements.

44

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Apparel - (Continued)
Under Armour, Inc. - Class C(a)	419	$3,310
Wolverine World Wide, Inc.	106	1,631
		29,139
Auto Manufacturers - 0.1%
Hyliion Holdings Corp.(a)	350	837
Nikola Corp.(a)	103	405
NWTN, Inc. - Class B(a)	577	478
REV Group, Inc.	105	2,782
Wabash National Corp.	10	174
		4,676
Auto Parts & Equipment - 1.3%
Adient PLC(a)	195	3,808
Aurora Innovation, Inc.(a)	1,427	7,412
Cooper-Standard Holdings, Inc.(a)	72	904
Dana, Inc.	125	959
Dorman Products, Inc.(a)	36	4,105
Douglas Dynamics, Inc.	55	1,246
Fox Factory Holding Corp.(a)	100	3,599
Garrett Motion, Inc.(a)	202	1,501
Goodyear Tire & Rubber Co.(a)	468	3,749
indie Semiconductor, Inc. - Class A(a)	580	1,920
Luminar Technologies, Inc.(a)	943	731
Methode Electronics, Inc.	129	1,125
Miller Industries, Inc./TN	27	1,772
Phinia, Inc.	72	3,354
QuantumScape Corp.(a)	703	3,620
SES AI Corp.(a)	1,299	615
Shyft Group, Inc.	91	1,176
Solid Power, Inc.(a)	770	909
Titan International, Inc.(a)	214	1,378
Visteon Corp.(a)	48	4,331
XPEL, Inc.(a)	54	2,083
		50,297
Banks - 8.2%
Alerus Financial Corp.	90	1,821
Amerant Bancorp, Inc.	70	1,492
Ameris Bancorp	103	6,385
Arrow Financial Corp.	51	1,456
Associated Banc-Corp.	309	7,335
Atlantic Union Bankshares Corp.	135	5,103
BancFirst Corp.	39	4,240
Bank of Hawaii Corp.	69	4,984
Bank of Marin Bancorp	93	2,066
Bank of NT Butterfield & Son Ltd.	105	3,840

The accompanying notes are an integral part of these financial statements.

45

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Banks - (Continued)
BankUnited, Inc.	129	$4,559
BayCom Corp.	81	2,013
BCB Bancorp, Inc.	111	1,348
Bridgewater Bancshares, Inc.(a)	136	1,986
Camden National Corp.	52	2,181
Capital Bancorp, Inc.	75	1,894
Capital City Bank Group, Inc.	57	1,995
Carter Bankshares, Inc.(a)	84	1,546
Cathay General Bancorp	18	828
ChoiceOne Financial Services, Inc.	37	1,227
Citizens & Northern Corp.	96	1,816
Civista Bancshares, Inc.	108	2,200
Colony Bankcorp, Inc.	121	1,840
Columbia Banking System, Inc.	315	8,980
Community Trust Bancorp, Inc.	45	2,331
ConnectOne Bancorp, Inc.	88	2,133
Customers Bancorp, Inc.(a)	60	2,768
CVB Financial Corp.	246	4,780
Dime Community Bancshares, Inc.	64	1,924
Eagle Bancorp, Inc.	72	1,887
Eastern Bankshares, Inc.	346	5,650
Enterprise Bancorp, Inc./MA	60	1,927
First Bancorp, Inc.	70	1,813
First BanCorp/Puerto Rico	540	10,411
First Bancorp/Southern Pines NC	90	3,753
First Bank/Hamilton NJ	126	1,784
First Business Financial Services, Inc.	43	1,840
First Community Bankshares, Inc.	48	1,990
First Financial Bancorp	123	3,146
First Foundation, Inc.	147	989
First Hawaiian, Inc.	279	6,902
First Interstate BancSystem, Inc. - Class A	156	4,805
Firstsun Capital Bancorp(a)	34	1,244
Fulton Financial Corp.	282	5,107
Great Southern Bancorp, Inc.	34	1,927
Guaranty Bancshares, Inc./TX	55	1,807
Hancock Whitney Corp.	132	6,875
Heartland Financial USA, Inc.	75	4,463
Heritage Commerce Corp.	205	1,991
Heritage Financial Corp./WA	97	2,230
Independent Bank Corp.	75	4,718
Independent Bank Group, Inc.	72	4,202
International Bancshares Corp.	81	4,962
Kearny Financial Corp./MD	219	1,531
Lakeland Financial Corp.	57	3,709

The accompanying notes are an integral part of these financial statements.

46

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Banks - (Continued)
LINKBANCORP, Inc.	220	$1,576
Mercantile Bank Corp.	48	2,057
Merchants Bancorp/IN	36	1,330
Metrocity Bankshares, Inc.	66	1,952
Metropolitan Bank Holding Corp.(a)	15	803
Midland States Bancorp, Inc.	88	2,183
MidWestOne Financial Group, Inc.	67	1,939
NBT Bancorp, Inc.	93	4,137
Nicolet Bankshares, Inc.	24	2,441
Northeast Bank	21	1,866
OFG Bancorp	162	6,524
Origin Bancorp, Inc.	67	2,103
Park National Corp.	27	4,665
Pathward Financial, Inc.	30	2,123
PCB Bancorp	99	1,858
Peoples Financial Services Corp.	42	1,960
Premier Financial Corp.	90	2,219
RBB Bancorp	85	1,887
Renasant Corp.	102	3,479
Republic Bancorp, Inc./KY - Class A	31	2,093
S&T Bancorp, Inc.	64	2,431
Seacoast Banking Corp. of Florida	159	4,245
ServisFirst Bancshares, Inc.	93	7,731
Shore Bancshares, Inc.	141	2,050
Simmons First National Corp. - Class A	219	5,081
SmartFinancial, Inc.	66	2,189
South Plains Financial, Inc.	58	1,955
Southern First Bancshares, Inc.(a)	42	1,605
Southside Bancshares, Inc.	66	2,138
Stellar Bancorp, Inc.	90	2,450
Sterling Bancorp, Inc./MI(a)	315	1,471
Stock Yards Bancorp, Inc.	63	4,062
Texas Capital Bancshares, Inc.(a)	72	5,540
Tompkins Financial Corp.	36	2,323
TriCo Bancshares	57	2,436
TrustCo Bank Corp. NY	61	2,012
Trustmark Corp.	63	2,187
UMB Financial Corp.	67	7,351
United Community Banks, Inc./GA	199	5,664
Unity Bancorp, Inc.	57	2,205
USCB Financial Holdings, Inc.	93	1,350
Walker & Dunlop, Inc.	58	6,343
Washington Trust Bancorp, Inc.	63	2,150
WesBanco, Inc.	166	5,221

The accompanying notes are an integral part of these financial statements.

47

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Banks - (Continued)
West BanCorp, Inc.	97	$2,092
Westamerica BanCorp	48	2,473
		314,684
Beverages - 0.3%
Boston Beer Co., Inc. - Class A(a)	15	4,367
BRC, Inc. - Class A(a)	247	773
Duckhorn Portfolio, Inc.(a)	164	1,797
National Beverage Corp.	37	1,672
Vita Coco Co., Inc.(a)	81	2,398
Westrock Coffee Co.(a)	240	1,594
		12,601
Biotechnology - 6.8%
2seventy bio, Inc.(a)	148	642
89bio, Inc.(a)	258	2,007
Absci Corp.(a)	210	806
ACADIA Pharmaceuticals, Inc.(a)	280	4,085
Acrivon Therapeutics, Inc.(a)	100	800
ADMA Biologics, Inc.(a)	12	196
Agenus, Inc.(a)	143	601
Akero Therapeutics, Inc.(a)	117	3,607
Aldeyra Therapeutics, Inc.(a)	225	1,184
Allogene Therapeutics, Inc.(a)	330	843
Alvotech SA(a)	186	2,414
ALX Oncology Holdings, Inc.(a)	428	612
Amicus Therapeutics, Inc.(a)	484	5,527
Anavex Life Sciences Corp.(a)	362	2,396
ANI Pharmaceuticals, Inc.(a)	32	1,832
Apogee Therapeutics, Inc.(a)	33	1,717
Applied Therapeutics, Inc.(a)	186	1,644
Arcellx, Inc.(a)	75	6,320
Arcus Biosciences, Inc.(a)	135	2,066
Ardelyx, Inc.(a)	542	3,182
ArriVent Biopharma, Inc.(a)	42	1,232
Arrowhead Pharmaceuticals, Inc.(a)	270	5,192
ARS Pharmaceuticals, Inc.(a)	126	1,855
Astria Therapeutics, Inc.(a)	76	850
Avidity Biosciences, Inc.(a)	123	5,198
Axsome Therapeutics, Inc.(a)	74	6,588
BioCryst Pharmaceuticals, Inc.(a)	441	3,532
Biohaven Ltd.(a)	139	6,917
Biomea Fusion, Inc.(a)	61	572
Bluebird Bio, Inc.(a)	1,442	669
Cabaletta Bio, Inc.(a)	130	462
Candel Therapeutics, Inc.(a)	125	660
Caribou Biosciences, Inc.(a)	440	862

The accompanying notes are an integral part of these financial statements.

48

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Biotechnology - (Continued)
Cartesian Therapeutics, Inc.(a)	29	$574
Cassava Sciences, Inc.(a)	58	1,497
Celcuity, Inc.(a)	64	992
Certara, Inc.(a)	207	2,111
CG oncology, Inc.(a)	81	2,878
ChromaDex Corp.(a)	240	838
Cibus, Inc.(a)	183	730
Cogent Biosciences, Inc.(a)	177	2,034
Compass Therapeutics, Inc.(a)	492	807
Contineum Therapeutics, Inc. - Class A(a)	38	637
Crinetics Pharmaceuticals, Inc.(a)	115	6,435
Cullinan Therapeutics, Inc.(a)	111	1,726
Cytek Biosciences, Inc.(a)	208	1,029
Day One Biopharmaceuticals, Inc.(a)	159	2,340
Denali Therapeutics, Inc.(a)	291	7,554
Design Therapeutics, Inc.(a)	151	791
Dianthus Therapeutics, Inc.(a)	42	1,170
Disc Medicine, Inc.(a)	36	1,614
Dynavax Technologies Corp.(a)	267	3,164
Edgewise Therapeutics, Inc.(a)	110	3,693
Editas Medicine, Inc.(a)	346	1,003
Emergent BioSolutions, Inc.(a)	114	1,033
Entrada Therapeutics, Inc.(a)	54	926
Esperion Therapeutics, Inc.(a)	337	687
Evolus, Inc.(a)	135	2,203
EyePoint Pharmaceuticals, Inc.(a)	70	823
Geron Corp.(a)	1,159	4,763
Gossamer Bio, Inc.(a)	445	391
GRAIL, Inc.(a)	58	787
Greenwich Lifesciences, Inc.(a)	57	767
Humacyte, Inc.(a)	223	1,126
IGM Biosciences, Inc.(a)	42	720
ImmunityBio, Inc.(a)	363	1,891
Immunovant, Inc.(a)	135	3,950
Innoviva, Inc.(a)	90	1,760
Inovio Pharmaceuticals, Inc.(a)	127	671
Inozyme Pharma, Inc.(a)	160	686
Iovance Biotherapeutics, Inc.(a)	435	4,541
Janux Therapeutics, Inc.(a)	57	3,077
Keros Therapeutics, Inc.(a)	57	3,308
Kiniksa Pharmaceuticals International PLC(a)	111	2,507
Krystal Biotech, Inc.(a)	36	6,211
Kymera Therapeutics, Inc.(a)	51	2,355
Kyverna Therapeutics, Inc.(a)	171	817
Larimar Therapeutics, Inc.(a)	97	798

The accompanying notes are an integral part of these financial statements.

49

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Biotechnology - (Continued)
LENZ Therapeutics, Inc.	37	$998
Lexicon Pharmaceuticals, Inc.(a)	758	1,478
Ligand Pharmaceuticals, Inc.(a)	30	3,171
Liquidia Corp.(a)	102	1,107
MacroGenics, Inc.(a)	238	871
Mersana Therapeutics, Inc.(a)	358	648
Mind Medicine MindMed, Inc.(a)	144	907
MoonLake Immunotherapeutics(a)	58	2,692
Nektar Therapeutics(a)	535	637
Neumora Therapeutics, Inc.(a)	50	573
Nurix Therapeutics, Inc.(a)	42	1,032
Olema Pharmaceuticals, Inc.(a)	135	1,557
Omeros Corp.(a)	177	715
Phathom Pharmaceuticals, Inc.(a)	94	1,612
Pliant Therapeutics, Inc.(a)	183	2,575
Poseida Therapeutics, Inc.(a)	273	647
Praxis Precision Medicines, Inc.(a)	30	2,100
Precigen, Inc.(a)	1,042	821
Prime Medicine, Inc.(a)	159	617
ProKidney Corp.(a)	367	587
PTC Therapeutics, Inc.(a)	140	5,589
Q32 Bio, Inc.(a)	15	708
RAPT Therapeutics, Inc.(a)	418	886
Recursion Pharmaceuticals, Inc. - Class A(a)	447	2,825
Replimune Group, Inc.(a)	78	917
Rezolute, Inc.(a)	133	729
Rigel Pharmaceuticals, Inc.(a)	59	804
Sage Therapeutics, Inc.(a)	178	1,082
Sana Biotechnology, Inc.(a)	363	1,271
Scholar Rock Holding Corp.(a)	100	2,844
Shattuck Labs, Inc.(a)	457	576
Soleno Therapeutics, Inc.(a)	43	2,368
Sutro Biopharma, Inc.(a)	160	520
Syndax Pharmaceuticals, Inc.(a)	252	4,753
Tarsus Pharmaceuticals, Inc.(a)	57	2,536
Taysha Gene Therapies, Inc.(a)	253	428
Tectonic Therapeutic, Inc.(a)	42	1,723
Tenaya Therapeutics, Inc.(a)	397	762
TG Therapeutics, Inc.(a)	210	5,263
Tourmaline Bio, Inc.(a)	24	612
Travere Therapeutics, Inc.(a)	144	2,520
Tyra Biosciences, Inc.(a)	90	1,501
UroGen Pharma Ltd.(a)	64	785
Vera Therapeutics, Inc.(a)	70	2,827
Veracyte, Inc.(a)	160	5,398

The accompanying notes are an integral part of these financial statements.

50

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Biotechnology - (Continued)
Vericel Corp.(a)	99	$4,360
Veru, Inc.(a)	751	567
Verve Therapeutics, Inc.(a)	166	951
Vir Biotechnology, Inc.(a)	157	1,176
Viridian Therapeutics, Inc.(a)	138	2,977
Vor BioPharma, Inc.(a)	1,171	984
XBiotech, Inc.(a)	75	545
Xencor, Inc.(a)	60	1,261
XOMA Royalty Corp.(a)	33	997
Zentalis Pharmaceuticals, Inc.(a)	288	786
Zymeworks, Inc.(a)	132	1,808
		259,469
Building Materials - 1.1%
American Woodmark Corp.(a)	21	1,905
Apogee Enterprises, Inc.	21	1,572
Armstrong World Industries, Inc.	67	9,350
Boise Cascade Co.	43	5,720
Hayward Holdings, Inc.(a)	200	3,252
Knife River Corp.(a)	93	9,051
LSI Industries, Inc.	76	1,243
Masterbrand, Inc.(a)	201	3,610
Modine Manufacturing Co.(a)	52	6,124
Tecnoglass, Inc.	24	1,645
		43,472
Chemicals - 2.2%
AdvanSix, Inc.	38	1,078
American Vanguard Corp.	271	1,417
Avient Corp.	187	8,716
Balchem Corp.	49	8,199
Cabot Corp.	103	11,107
Chemours Co.	171	3,105
Codexis, Inc.(a)	265	832
Ecovyst, Inc.(a)	237	1,578
Hawkins, Inc.	18	1,924
HB Fuller Co.	72	5,269
Ingevity Corp.(a)	106	4,430
Innospec, Inc.	42	4,527
Koppers Holdings, Inc.	43	1,462
Lightwave Logic, Inc.(a)	358	1,128
Minerals Technologies, Inc.	60	4,517
Oil-Dri Corp. of America	16	1,086
Origin Materials, Inc.(a)	150	209
Orion SA	185	2,773
Perimeter Solutions SA(a)	267	3,545
Quaker Chemical Corp.	27	4,093

The accompanying notes are an integral part of these financial statements.

51

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Chemicals - (Continued)
Rayonier Advanced Materials, Inc.(a)	73	$581
Rogers Corp.(a)	30	3,008
Sensient Technologies Corp.	66	4,982
Stepan Co.	25	1,809
Trinseo PLC	148	684
Tronox Holdings PLC	164	1,988
		84,047
Coal - 0.8%
Alpha Metallurgical Resources, Inc.	12	2,500
Arch Resources, Inc.	35	5,137
CONSOL Energy, Inc.	75	8,319
Hallador Energy Co.(a)	81	804
Peabody Energy Corp.	138	3,625
Ramaco Resources, Inc. - Class A	95	964
SunCoke Energy, Inc.	196	2,021
Warrior Met Coal, Inc.	96	6,060
		29,430
Commercial Services - 5.0%
ABM Industries, Inc.	96	5,094
Acacia Research Corp.(a)	312	1,410
Adtalem Global Education, Inc.(a)	63	5,098
Alarm.com Holdings, Inc.(a)	66	3,520
Alight, Inc. - Class A(a)	915	6,341
Arlo Technologies, Inc.(a)	165	1,676
Avis Budget Group, Inc.	20	1,660
BrightView Holdings, Inc.(a)	109	1,785
Brink’s Co.	14	1,439
Cadiz, Inc.(a)	376	1,143
CBIZ, Inc.(a)	79	5,445
Chegg, Inc.(a)	565	904
Cimpress PLC(a)	47	3,243
CoreCivic, Inc.(a)	225	3,107
Coursera, Inc.(a)	373	2,592
CPI Card Group, Inc.(a)	40	860
CRA International, Inc.	10	1,821
Deluxe Corp.	82	1,538
Driven Brands Holdings, Inc.(a)	115	1,708
Emerald Holding, Inc.	492	1,938
EVERTEC, Inc.	126	4,128
First Advantage Corp.(a)	258	4,675
Flywire Corp.(a)	82	1,428
Forrester Research, Inc.(a)	90	1,320
GEO Group, Inc.(a)	273	4,144
Graham Holdings Co. - Class B	4	3,373
Grand Canyon Education, Inc.(a)	51	6,993

The accompanying notes are an integral part of these financial statements.

52

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Commercial Services - (Continued)
Green Dot Corp. - Class A(a)	106	$1,204
Heidrick & Struggles International, Inc.	42	1,641
Herc Holdings, Inc.	45	9,412
Hertz Global Holdings, Inc.(a)	388	1,079
Huron Consulting Group, Inc.(a)	36	4,166
ICF International, Inc.	24	4,046
John Wiley & Sons, Inc. - Class A	69	3,402
Kforce, Inc.	98	5,663
Korn Ferry	157	11,093
Laureate Education, Inc.	322	5,532
Legalzoom.com, Inc.(a)	154	1,106
LiveRamp Holdings, Inc.(a)	120	3,004
Marqeta, Inc. - Class A(a)	663	3,753
Mister Car Wash, Inc.(a)	189	1,419
Moneylion, Inc.(a)	18	773
Monro, Inc.	61	1,672
National Research Corp.	30	544
Paymentus Holdings, Inc. - Class A(a)	54	1,329
Payoneer Global, Inc.(a)	481	4,146
Paysafe Ltd.(a)	45	956
Perdoceo Education Corp.	129	2,883
Performant Financial Corp.(a)	327	1,272
Priority Technology Holdings, Inc.(a)	177	954
Remitly Global, Inc.(a)	210	3,776
Repay Holdings Corp.(a)	154	1,225
Sezzle, Inc.(a)	6	1,288
Shift4 Payments, Inc. - Class A(a)	112	10,130
Spire Global, Inc.(a)	87	861
Strategic Education, Inc.	36	3,131
Stride, Inc.(a)	71	6,623
Transcat, Inc.(a)	15	1,434
UL Solutions, Inc. - Class A	66	3,429
Universal Technical Institute, Inc.(a)	79	1,315
Verra Mobility Corp.(a)	27	701
Vestis Corp.	229	3,096
Viad Corp.(a)	46	1,722
Willdan Group, Inc.(a)	31	1,467
ZipRecruiter, Inc. - Class A(a)	126	1,168
		190,798
Computers - 1.2%
3D Systems Corp.(a)	258	774
Cantaloupe, Inc.(a)	232	2,056
Crane NXT Co.	66	3,582
Cricut, Inc. - Class A	147	967
Diebold Nixdorf, Inc.(a)	57	2,638

The accompanying notes are an integral part of these financial statements.

53

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Computers - (Continued)
Grid Dynamics Holdings, Inc.(a)	91	$1,449
Integral Ad Science Holding Corp.(a)	114	1,350
Kyndryl Holdings, Inc.(a)	386	8,835
Lumentum Holdings, Inc.(a)	72	4,599
Mitek Systems, Inc.(a)	138	1,185
NetScout Systems, Inc.(a)	97	2,040
NextNav, Inc.(a)	75	872
PAR Technology Corp.(a)	48	2,832
PlayAGS, Inc.(a)	103	1,198
Rapid7, Inc.(a)	114	4,607
Rubrik, Inc. - Class A(a)	40	1,650
Thoughtworks Holding, Inc.(a)	222	986
Unisys Corp.(a)	99	684
V2X, Inc.(a)	30	1,848
		44,152
Cosmetics/Personal Care - 0.4%
Edgewell Personal Care Co.	78	2,726
Honest Co., Inc.(a)	232	863
Interparfums, Inc.	32	3,874
Olaplex Holdings, Inc.(a)	397	707
Prestige Consumer Healthcare, Inc.(a)	85	6,269
		14,439
Distribution/Wholesale - 0.7%
G-III Apparel Group Ltd.(a)	96	2,907
H&E Equipment Services, Inc.	52	2,717
MRC Global, Inc.(a)	111	1,361
OPENLANE, Inc.(a)	237	3,745
Resideo Technologies, Inc.(a)	297	5,842
Rush Enterprises, Inc. - Class A	111	6,280
ScanSource, Inc.(a)	37	1,569
VSE Corp.	33	3,386
		27,807
Diversified Financial Services - 4.2%
Artisan Partners Asset Management, Inc. - Class A	111	4,895
BGC Group, Inc. - Class A	624	5,847
Bread Financial Holdings, Inc.	126	6,281
Brightsphere Investment Group, Inc.	67	1,768
Cohen & Steers, Inc.	48	4,741
Dave, Inc.(a)	19	733
Enact Holdings, Inc.	67	2,284
Encore Capital Group, Inc.(a)	36	1,644
Enova International, Inc.(a)	42	3,650
EZCORP, Inc. - Class A(a)	138	1,586
Federal Agricultural Mortgage Corp. - Class C	21	3,849

The accompanying notes are an integral part of these financial statements.

54

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Diversified Financial Services - (Continued)
Federated Hermes, Inc. - Class B	135	$5,418
Freedom Holding Corp./NV(a)	30	3,252
Guild Holdings Co. - Class A	39	562
Hamilton Lane, Inc. - Class A	60	10,778
International Money Express, Inc.(a)	66	1,161
LendingClub Corp.(a)	129	1,829
LendingTree, Inc.(a)	32	1,825
Moelis & Co. - Class A	168	11,155
Mr Cooper Group, Inc.(a)	96	8,501
Navient Corp.	120	1,708
Nelnet, Inc. - Class A	36	4,057
NerdWallet, Inc. - Class A(a)	76	1,116
Oppenheimer Holdings, Inc. - Class A	37	2,088
Paysign, Inc.(a)	256	924
Perella Weinberg Partners	90	1,821
Piper Sandler Cos.	35	9,927
PJT Partners, Inc. - Class A	42	5,836
Radian Group, Inc.	281	9,810
Regional Management Corp.	51	1,465
StepStone Group, Inc. - Class A	90	5,412
StoneX Group, Inc.(a)	42	3,782
TPG, Inc.	144	9,746
Upstart Holdings, Inc.(a)	137	6,669
Velocity Financial, Inc.(a)	75	1,441
Victory Capital Holdings, Inc. - Class A	72	4,315
Virtu Financial, Inc. - Class A	144	4,458
WisdomTree, Inc.	183	1,894
World Acceptance Corp.(a)	10	1,141
		159,369
Electric - 1.4%
ALLETE, Inc.	124	7,925
Altus Power, Inc.(a)	283	974
Ameresco, Inc. - Class A(a)	91	2,800
Avista Corp.	139	5,210
Black Hills Corp.	136	8,049
Clearway Energy, Inc. - Class A	159	4,236
MGE Energy, Inc.	58	5,248
Northwestern Energy Group, Inc.	65	3,475
Oklo, Inc.(a)	133	2,987
Otter Tail Corp.	72	5,653
TXNM Energy, Inc.	144	6,270
		52,827

The accompanying notes are an integral part of these financial statements.

55

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electrical Components & Equipment - 0.7%
American Superconductor Corp.(a)	100	$2,452
Belden, Inc.	72	8,198
Energizer Holdings, Inc.	138	4,426
EnerSys	74	7,168
Powell Industries, Inc.	20	5,100
		27,344
Electronics - 2.2%
Advanced Energy Industries, Inc.	77	8,356
Applied Optoelectronics, Inc.(a)	81	1,265
Atmus Filtration Technologies, Inc.	135	5,257
Avnet, Inc.	138	7,481
Badger Meter, Inc.	19	3,801
Bel Fuse, Inc. - Class B	12	905
Benchmark Electronics, Inc.	88	3,810
CTS Corp.	39	1,930
Enovix Corp.(a)	180	1,621
ESCO Technologies, Inc.	42	5,273
Itron, Inc.(a)	52	5,812
Kimball Electronics, Inc.(a)	81	1,441
Knowles Corp.(a)	214	3,706
Kopin Corp.(a)	928	724
MicroVision, Inc.(a)	781	789
Mirion Technologies, Inc.(a)	333	4,928
Napco Security Technologies, Inc.	89	3,425
Plexus Corp.(a)	43	6,196
Sanmina Corp.(a)	94	6,589
Stoneridge, Inc.(a)	148	1,035
TTM Technologies, Inc.(a)	174	3,905
Vicor Corp.(a)	34	1,554
Vishay Intertechnology, Inc.	261	4,427
		84,230
Energy-Alternate Sources - 0.4%
Array Technologies, Inc.(a)	177	1,156
Eos Energy Enterprises, Inc.(a)	408	1,269
Fluence Energy, Inc.(a)	127	2,762
Freyr Battery, Inc.(a)	802	778
FuelCell Energy, Inc.(a)	2,698	928
Gevo, Inc.(a)	691	1,610
Plug Power, Inc.(a)	1,766	3,461
REX American Resources Corp.(a)	72	3,221
TPI Composites, Inc.(a)	205	698
		15,883

The accompanying notes are an integral part of these financial statements.

56

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Engineering & Construction - 1.8%
Arcosa, Inc.	76	$7,117
Centuri Holdings, Inc.(a)	73	1,370
Construction Partners, Inc. - Class A(a)	66	5,196
Dycom Industries, Inc.(a)	51	8,891
Frontdoor, Inc.(a)	123	6,112
Granite Construction, Inc.	81	6,808
Great Lakes Dredge & Dock Corp.(a)	126	1,440
IES Holdings, Inc.(a)	34	7,435
Latham Group, Inc.(a)	127	826
Limbach Holdings, Inc.(a)	20	1,519
MYR Group, Inc.(a)	28	3,668
NV5 Global, Inc.(a)	84	1,919
Primoris Services Corp.	87	5,448
Sterling Infrastructure, Inc.(a)	56	8,649
Tutor Perini Corp.(a)	92	2,385
		68,783
Entertainment - 1.5%
AMC Entertainment Holdings, Inc. - Class A(a)	486	2,134
Atlanta Braves Holdings, Inc. - Class C(a)	85	3,358
Bally’s Corp.(a)	58	1,012
Cinemark Holdings, Inc.(a)	168	4,998
Everi Holdings, Inc.(a)	174	2,319
Genius Sports Ltd.(a)	312	2,137
Golden Entertainment, Inc.	48	1,410
Lions Gate Entertainment Corp. - Class A(a)	133	1,051
Lions Gate Entertainment Corp. - Class B(a)	368	2,594
Madison Square Garden Entertainment Corp.(a)	73	3,045
Madison Square Garden Sports Corp.(a)	24	5,345
Marriott Vacations Worldwide Corp.	48	3,697
Penn Entertainment, Inc.(a)	291	5,747
Red Rock Resorts, Inc. - Class A	118	6,072
Rush Street Interactive, Inc.(a)	70	757
Six Flags Entertainment Corp.	165	6,504
United Parks & Resorts, Inc.(a)	60	3,158
Webtoon Entertainment, Inc.(a)	63	655
		55,993
Environmental Control - 0.2%
CECO Environmental Corp.(a)	97	2,309
Energy Recovery, Inc.(a)	55	982
Enviri Corp.(a)	126	965
LanzaTech Global, Inc.(a)	302	510
Pure Cycle Corp.(a)	136	1,431
PureCycle Technologies, Inc.(a)	238	3,099
		9,296

The accompanying notes are an integral part of these financial statements.

57

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Food - 1.0%
B&G Foods, Inc.	204	$1,738
Beyond Meat, Inc.(a)	191	1,163
Calavo Growers, Inc.	40	1,063
Cal-Maine Foods, Inc.	54	4,741
Chefs’ Warehouse, Inc.(a)	63	2,515
Grocery Outlet Holding Corp.(a)	186	2,660
Hain Celestial Group, Inc.(a)	102	890
Ingles Markets, Inc. - Class A	54	3,448
J & J Snack Foods Corp.	27	4,431
Lifeway Foods, Inc.(a)	27	718
Mission Produce, Inc.(a)	115	1,357
Simply Good Foods Co.(a)	181	6,093
SpartanNash Co.	72	1,515
United Natural Foods, Inc.(a)	100	2,034
Utz Brands, Inc.	99	1,705
Weis Markets, Inc.	24	1,509
WK Kellogg Co.	141	2,345
		39,925
Forest Products & Paper - 0.2%
Sylvamo Corp.	69	5,866
Gas - 0.5%
Chesapeake Utilities Corp.	8	958
Northwest Natural Holding Co.	52	2,022
ONE Gas, Inc.	117	8,339
Spire, Inc.	138	8,813
		20,132
Hand/Machine Tools - 0.4%
Cadre Holdings, Inc.	30	1,043
Enerpac Tool Group Corp.	105	4,633
Franklin Electric Co., Inc.	42	4,020
Kennametal, Inc.	222	5,621
		15,317
Healthcare-Products - 3.0%
Accuray, Inc.(a)	499	863
AngioDynamics, Inc.(a)	190	1,271
Artivion, Inc.(a)	73	1,922
AtriCure, Inc.(a)	106	3,517
Avanos Medical, Inc.(a)	72	1,345
Avita Medical, Inc.(a)	78	788
Axogen, Inc.(a)	138	1,932
Axonics, Inc.(a)	90	6,327
BioLife Solutions, Inc.(a)	134	3,136
Bioventus, Inc. - Class A(a)	58	787
Butterfly Network, Inc.(a)	372	662

The accompanying notes are an integral part of these financial statements.

58

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Healthcare-Products - (Continued)
Castle Biosciences, Inc.(a)	48	$1,664
ClearPoint Neuro, Inc.(a)	16	198
Enovis Corp.(a)	146	6,025
Envista Holdings Corp.(a)	444	9,310
Fractyl Health, Inc.(a)	243	684
Haemonetics Corp.(a)	111	7,899
ICU Medical, Inc.(a)	48	8,195
Inari Medical, Inc.(a)	57	2,759
Integer Holdings Corp.(a)	82	10,188
Integra LifeSciences Holdings Corp.(a)	168	3,152
iRadimed Corp.	45	2,217
MiMedx Group, Inc.(a)	204	1,397
NeuroPace, Inc.(a)	102	658
Nevro Corp.(a)	474	2,612
Omnicell, Inc.(a)	99	4,815
OraSure Technologies, Inc.(a)	289	1,175
Orchestra BioMed Holdings, Inc.(a)	124	639
Orthofix Medical, Inc.(a)	73	1,182
Pacific Biosciences of California, Inc.(a)	474	1,029
Patterson Cos., Inc.	177	3,719
PROCEPT BioRobotics Corp.(a)	39	3,510
Quantum-Si, Inc.(a)	1,215	852
RxSight, Inc.(a)	24	1,216
Sanara Medtech, Inc.(a)	37	1,221
Sera Prognostics, Inc. - Class A(a)	103	792
STAAR Surgical Co.(a)	138	4,001
Stereotaxis, Inc.(a)	462	906
Surmodics, Inc.(a)	25	938
Tactile Systems Technology, Inc.(a)	175	2,539
Treace Medical Concepts, Inc.(a)	333	1,552
Twist Bioscience Corp.(a)	90	3,632
Varex Imaging Corp.(a)	200	2,626
		115,852
Healthcare-Services - 2.0%
23andMe Holding Co. - Class A(a)	195	907
Addus HomeCare Corp.(a)	33	4,106
Amedisys, Inc.(a)	58	5,487
Astrana Health, Inc.(a)	34	1,829
Auna SA - Class A(a)	130	879
BrightSpring Health Services, Inc.(a)	91	1,362
Brookdale Senior Living, Inc.(a)	378	2,370
Clover Health Investments Corp.(a)	659	2,715
CorVel Corp.(a)	15	4,467
DocGo, Inc.(a)	292	1,025
Fulgent Genetics, Inc.(a)	66	1,416

The accompanying notes are an integral part of these financial statements.

59

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Healthcare-Services - (Continued)
GeneDx Holdings Corp.(a)	30	$2,451
Ginkgo Bioworks Holdings, Inc.(a)	84	640
Innovage Holding Corp.(a)	169	980
LifeStance Health Group, Inc.(a)	150	1,007
ModivCare, Inc.(a)	42	679
National HealthCare Corp.	30	3,481
PACS Group, Inc.(a)	34	1,451
Pediatrix Medical Group, Inc.(a)	121	1,491
Pennant Group, Inc.(a)	81	2,590
Personalis, Inc.(a)	109	550
RadNet, Inc.(a)	143	9,300
Select Medical Holdings Corp.	210	6,736
Sonida Senior Living, Inc.(a)	27	710
Sotera Health Co.(a)	264	4,137
Surgery Partners, Inc.(a)	180	5,184
Teladoc Health, Inc.(a)	435	3,915
US Physical Therapy, Inc.	34	2,726
		74,591
Home Builders - 1.3%
Beazer Homes USA, Inc.(a)	49	1,507
Cavco Industries, Inc.(a)	12	4,918
Century Communities, Inc.	73	6,472
Champion Homes, Inc.(a)	27	2,382
Dream Finders Homes, Inc. - Class A(a)	80	2,388
Forestar Group, Inc.(a)	39	1,231
Green Brick Partners, Inc.(a)	78	5,383
LCI Industries	51	5,675
LGI Homes, Inc.(a)	39	3,961
M/I Homes, Inc.(a)	56	8,489
Tri Pointe Homes, Inc.(a)	171	6,914
		49,320
Home Furnishings - 0.2%
Daktronics, Inc.(a)	79	1,029
Ethan Allen Interiors, Inc.	55	1,522
iRobot Corp.(a)	99	864
Lovesac Co.(a)	36	1,050
Sonos, Inc.(a)	219	2,745
Traeger, Inc.(a)	313	970
Vizio Holding Corp. - Class A(a)	117	1,302
		9,482
Household Products/Wares - 0.5%
ACCO Brands Corp.	319	1,563
Helen of Troy Ltd.(a)	48	3,055
Quanex Building Products Corp.	123	3,574

The accompanying notes are an integral part of these financial statements.

60

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Household Products/Wares - (Continued)
Spectrum Brands Holdings, Inc.	55	$4,929
WD-40 Co.	22	5,766
		18,887
Housewares - 0.3%
Newell Brands, Inc.	685	6,028
Scotts Miracle-Gro Co.	67	5,828
		11,856
Insurance - 2.8%
American Coastal Insurance Corp.(a)	64	778
Assured Guaranty Ltd.	85	7,094
Baldwin Insurance Group, Inc. - Class A(a)	114	5,274
Bowhead Specialty Holdings, Inc.(a)	66	1,921
Brighthouse Financial, Inc.(a)	108	5,108
CNO Financial Group, Inc.	190	6,536
Donegal Group, Inc. - Class A	121	1,834
Enstar Group Ltd.(a)	21	6,773
Genworth Financial, Inc.(a)	380	2,561
Global Indemnity Group LLC - Class A	18	612
Goosehead Insurance, Inc. - Class A(a)	36	3,920
Hagerty, Inc. - Class A(a)	147	1,583
Hamilton Insurance Group Ltd. - Class B(a)	49	854
HCI Group, Inc.	12	1,360
Hippo Holdings, Inc.(a)	48	1,064
Horace Mann Educators Corp.	70	2,607
Jackson Financial, Inc. - Class A	123	12,295
Kemper Corp.	108	6,725
Kingsway Financial Services, Inc.(a)	70	627
Lemonade, Inc.(a)	135	3,209
Mercury General Corp.	51	3,449
NMI Holdings, Inc.(a)	169	6,537
ProAssurance Corp.(a)	96	1,429
Root, Inc./OH - Class A(a)	12	821
Safety Insurance Group, Inc.	28	2,191
Selectquote, Inc.(a)	208	416
SiriusPoint Ltd.(a)	130	1,708
Stewart Information Services Corp.	76	5,229
Trupanion, Inc.(a)	63	3,451
United Fire Group, Inc.	72	1,414
Universal Insurance Holdings, Inc.	64	1,276
White Mountains Insurance Group Ltd.	4	7,188
		107,844

The accompanying notes are an integral part of these financial statements.

61

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Internet - 1.8%
Angi, Inc.(a)	382	$909
AudioEye, Inc.(a)	35	746
Bumble, Inc. - Class A(a)	193	1,366
Cargurus, Inc.(a)	117	3,629
Cogent Communications Holdings, Inc.	90	7,224
Couchbase, Inc.(a)	67	1,077
ePlus, Inc.(a)	57	5,070
Figs, Inc. - Class A(a)	306	1,913
Getty Images Holdings, Inc.(a)	253	1,050
HealthStream, Inc.	100	2,924
Hims & Hers Health, Inc.(a)	270	5,084
LifeMD, Inc.(a)	147	600
Magnite, Inc.(a)	79	986
MediaAlpha, Inc. - Class A(a)	46	788
OptimizeRx Corp.(a)	171	893
Q2 Holdings, Inc.(a)	102	8,636
QuinStreet, Inc.(a)	58	1,218
RealReal, Inc.(a)	174	505
Reddit, Inc. - Class A(a)	56	6,681
Revolve Group, Inc.(a)	92	2,283
Rumble, Inc.(a)	129	753
Serve Robotics, Inc.(a)	42	425
Sprinklr, Inc. - Class A(a)	243	1,805
TechTarget, Inc.(a)	49	1,418
TripAdvisor, Inc.(a)	192	3,080
Upwork, Inc.(a)	196	2,658
Vivid Seats, Inc. - Class A(a)	327	1,331
Yelp, Inc.(a)	82	2,799
		67,851
Investment Companies - 1.0%
Bit Digital, Inc.(a)	252	960
Bitdeer Technologies Group - Class A(a)	82	639
Blue Owl Capital Corp. III	273	3,975
Cannae Holdings, Inc.	88	1,747
Cipher Mining, Inc.(a)	299	1,474
Cleanspark, Inc.(a)	392	4,159
Core Scientific, Inc.(a)	286	3,801
HA Sustainable Infrastructure Capital, Inc.	219	7,662
MARA Holdings, Inc.(a)	474	7,949
Riot Platforms, Inc.(a)	507	4,685
Terawulf, Inc.(a)	258	1,682
		38,733

The accompanying notes are an integral part of these financial statements.

62

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Iron/Steel - 0.1%
Haynes International, Inc.	27	$1,630
Radius Recycling, Inc. - Class A	57	923
		2,553
Leisure Time - 0.7%
Acushnet Holdings Corp.	60	3,678
Bowlero Corp. - Class A	85	881
Global Business Travel Group I(a)	172	1,312
Lindblad Expeditions Holdings, Inc.(a)	96	907
Malibu Boats, Inc. - Class A(a)	33	1,481
OneSpaWorld Holdings Ltd.	118	2,066
Peloton Interactive, Inc. - Class A(a)	603	5,127
Sabre Corp.(a)	630	2,016
Topgolf Callaway Brands Corp.(a)	376	3,651
Vista Outdoor, Inc.(a)	84	3,693
Xponential Fitness, Inc. - Class A(a)	60	735
		25,547
Lodging - 0.2%
Travel + Leisure Co.	126	6,024
Machinery-Construction & Mining - 0.5%
Argan, Inc.	19	2,509
Astec Industries, Inc.	49	1,557
Babcock & Wilcox Enterprises, Inc.(a)	291	669
Bloom Energy Corp. - Class A(a)	207	1,987
Hyster-Yale, Inc.	19	1,206
NANO Nuclear Energy, Inc.(a)	36	704
Net Power, Inc.(a)	136	1,227
NuScale Power Corp.(a)	132	2,526
Terex Corp.	117	6,051
		18,436
Machinery-Diversified - 1.4%
Alamo Group, Inc.	27	4,578
Cactus, Inc. - Class A	75	4,447
Columbus McKinnon Corp./NY	106	3,372
CSW Industrials, Inc.	33	11,652
Gates Industrial Corp. PLC(a)	369	7,140
GrafTech International Ltd.(a)	469	797
Kadant, Inc.	30	9,992
Lindsay Corp.	15	1,796
Mueller Water Products, Inc. - Class A	195	4,210
Symbotic, Inc.(a)	61	1,695
Thermon Group Holdings, Inc.(a)	106	2,778
		52,457

The accompanying notes are an integral part of these financial statements.

63

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Media - 0.5%
Altice USA, Inc. - Class A(a)	391	$950
AMC Networks, Inc. - Class A(a)	117	948
Cable One, Inc.	9	3,074
Gannett Co., Inc.(a)	190	891
Gray Television, Inc.	237	1,353
iHeartMedia, Inc. - Class A(a)	389	770
Liberty Latin America Ltd. - Class A(a)	43	421
Liberty Latin America Ltd. - Class C(a)	157	1,520
Sinclair, Inc.	72	1,243
Sphere Entertainment Co.(a)	51	2,132
TEGNA, Inc.	309	5,078
Urban One, Inc.(a)	555	749
		19,129
Metal Fabricate/Hardware - 0.5%
Helios Technologies, Inc.	69	3,183
Hillman Solutions Corp.(a)	405	4,293
Janus International Group, Inc.(a)	294	2,164
Mayville Engineering Co., Inc.(a)	42	860
Proto Labs, Inc.(a)	54	1,480
Ryerson Holding Corp.	63	1,373
Standex International Corp.	16	2,942
Worthington Steel, Inc.	51	1,950
Xometry, Inc. - Class A(a)	105	2,066
		20,311
Mining - 0.9%
Atlas Lithium Corp.(a)	91	915
Centrus Energy Corp. - Class A(a)	30	3,114
Century Aluminum Co.(a)	76	1,341
Coeur Mining, Inc.(a)	418	2,692
Dakota Gold Corp.(a)	501	1,097
Gatos Silver, Inc.(a)	66	1,224
Hecla Mining Co.	1,178	7,645
Ivanhoe Electric, Inc./US(a)	130	1,320
Kaiser Aluminum Corp.	20	1,485
McEwen Mining, Inc.(a)	103	980
MP Materials Corp.(a)	189	3,400
Perpetua Resources Corp.(a)	174	1,779
United States Lime & Minerals, Inc.	18	2,030
Uranium Energy Corp.(a)	774	5,743
		34,765
Miscellaneous Manufacturing - 0.6%
Federal Signal Corp.	60	4,894
Hillenbrand, Inc.	138	3,802
John Bean Technologies Corp.	42	4,680

The accompanying notes are an integral part of these financial statements.

64

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Miscellaneous Manufacturing - (Continued)
Materion Corp.	34	$3,455
Sight Sciences, Inc.(a)	139	695
Smith & Wesson Brands, Inc.	117	1,516
Trinity Industries, Inc.	114	3,908
		22,950
Multi-National - 0.0%(b)
Banco Latinoamericano de Comercio Exterior SA	52	1,662
Office Furnishings - 0.2%
HNI Corp.	68	3,352
Interface, Inc.	90	1,572
Steelcase, Inc. - Class A	145	1,744
		6,668
Office-Business Equipment - 0.1%
Pitney Bowes, Inc.	380	2,740
Xerox Holdings Corp.	281	2,296
		5,036
Oil & Gas - 1.7%
California Resources Corp.	202	10,498
CNX Resources Corp.(a)	321	10,925
Comstock Resources, Inc.	242	2,798
Crescent Energy Co. - Class A	190	2,362
CVR Energy, Inc.	140	2,226
Gulfport Energy Corp.(a)	39	5,399
Kosmos Energy Ltd.(a)	536	2,015
Landbridge Co. LLC - Class A(a)	33	1,851
Nabors Industries Ltd.(a)	17	1,265
Northern Oil & Gas, Inc.	96	3,480
Par Pacific Holdings, Inc.(a)	240	3,708
SandRidge Energy, Inc.	180	1,996
Sitio Royalties Corp. - Class A	180	4,012
Talos Energy, Inc.(a)	270	2,759
Tamboran Resources Corp.(a)	55	1,031
Viper Energy, Inc.	160	8,304
Vital Energy, Inc.(a)	60	1,636
		66,265
Oil & Gas Services - 1.0%
Archrock, Inc.	153	3,063
Aris Water Solutions, Inc. - Class A	80	1,320
Bristow Group, Inc.(a)	37	1,227
Civeo Corp.	51	1,308
Core Laboratories, Inc.	94	1,777
DMC Global, Inc.(a)	110	1,110
DNOW, Inc.(a)	234	2,768

The accompanying notes are an integral part of these financial statements.

65

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil & Gas Services - (Continued)
Forum Energy Technologies, Inc.(a)	87	$1,216
Innovex International, Inc.(a)	102	1,447
Kodiak Gas Services, Inc.	100	3,188
Matrix Service Co.(a)	86	966
Nine Energy Service, Inc.(a)	936	899
Oceaneering International, Inc.(a)	261	6,369
ProFrac Holding Corp. - Class A(a)	195	1,161
ProPetro Holding Corp.(a)	214	1,479
RPC, Inc.	176	1,000
Select Water Solutions, Inc.	328	3,477
Solaris Energy Infrastructure, Inc.	121	1,590
TETRA Technologies, Inc.(a)	387	1,296
		36,661
Packaging & Containers - 0.2%
Ardagh Metal Packaging SA	417	1,534
Pactiv Evergreen, Inc.	106	1,202
Ranpak Holdings Corp.(a)	135	821
TriMas Corp.	88	2,363
		5,920
Pharmaceuticals - 2.3%
ACELYRIN, Inc.(a)	153	869
AdaptHealth Corp.(a)	216	2,223
Agios Pharmaceuticals, Inc.(a)	72	3,199
Akebia Therapeutics, Inc.(a)	487	808
Amneal Pharmaceuticals, Inc.(a)	264	2,236
Amphastar Pharmaceuticals, Inc.(a)	54	2,729
Aquestive Therapeutics, Inc.(a)	133	730
Arvinas, Inc.(a)	129	3,409
Assertio Holdings, Inc.(a)	702	723
Catalyst Pharmaceuticals, Inc.(a)	180	3,924
Corcept Therapeutics, Inc.(a)	160	7,835
CorMedix, Inc.(a)	120	1,207
Enanta Pharmaceuticals, Inc.(a)	84	945
Enliven Therapeutics, Inc.(a)	31	863
Fulcrum Therapeutics, Inc.(a)	189	597
Gyre Therapeutics, Inc.(a)	42	601
Harrow, Inc.(a)	73	3,289
Heron Therapeutics, Inc.(a)	225	392
Ironwood Pharmaceuticals, Inc.(a)	271	1,070
KalVista Pharmaceuticals, Inc.(a)	85	873
Longboard Pharmaceuticals, Inc.(a)	58	3,464
Lyell Immunopharma, Inc.(a)	875	840
Madrigal Pharmaceuticals, Inc.(a)	30	7,780
MannKind Corp.(a)	612	4,327
Marinus Pharmaceuticals, Inc.(a)	1,938	587

The accompanying notes are an integral part of these financial statements.

66

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pharmaceuticals - (Continued)
Mirum Pharmaceuticals, Inc.(a)	97	$3,731
Neurogene, Inc.(a)	12	528
Ocular Therapeutix, Inc.(a)	238	2,506
Outlook Therapeutics, Inc.(a)	132	760
Pacira BioSciences, Inc.(a)	93	1,544
Premier, Inc. - Class A	9	181
Protagonist Therapeutics, Inc.(a)	112	5,134
Revance Therapeutics, Inc.(a)	297	1,752
Rhythm Pharmaceuticals, Inc.(a)	110	5,250
scPharmaceuticals, Inc.(a)	217	901
Senseonics Holdings, Inc.(a)	2,814	952
Spyre Therapeutics, Inc.(a)	84	2,733
Supernus Pharmaceuticals, Inc.(a)	99	3,373
Vanda Pharmaceuticals, Inc.(a)	252	1,172
Xeris Biopharma Holdings, Inc.(a)	339	1,092
Y-mAbs Therapeutics, Inc.(a)	48	696
		87,825
Pipelines - 0.2%
Excelerate Energy, Inc. - Class A	65	1,552
Golar LNG Ltd.	123	4,460
NextDecade Corp.(a)	343	2,003
Summit Midstream Corp.(a)	27	943
		8,958
Private Equity - 0.0%(b)
Bridge Investment Group Holdings, Inc. - Class A	160	1,741
Real Estate - 0.4%
Belpointe Prep LLC(a)	16	1,056
Five Point Holdings LLC - Class A(a)	134	539
Kennedy-Wilson Holdings, Inc.	153	1,636
McGrath RentCorp	45	5,116
Newmark Group, Inc. - Class A	341	5,111
		13,458
Retail - 5.0%
American Eagle Outfitters, Inc.	180	3,526
America’s Car-Mart, Inc./TX(a)	54	2,108
Arko Corp.	125	831
Asbury Automotive Group, Inc.(a)	23	5,240
Beacon Roofing Supply, Inc.(a)	89	8,194
Biglari Holdings, Inc. - Class B(a)	7	1,192
BJ’s Restaurants, Inc.(a)	49	1,817
Blink Charging Co.(a)	371	735
Bloomin’ Brands, Inc.	171	2,837
BlueLinx Holdings, Inc.(a)	32	3,503
Boot Barn Holdings, Inc.(a)	65	8,096

The accompanying notes are an integral part of these financial statements.

67

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Retail - (Continued)
Brinker International, Inc.(a)	67	$6,882
Buckle, Inc.	85	3,618
Build-A-Bear Workshop, Inc.	32	1,219
Caleres, Inc.	87	2,597
Cato Corp. - Class A	180	1,175
Cheesecake Factory, Inc.	100	4,622
Children’s Place, Inc.(a)	53	737
Clean Energy Fuels Corp.(a)	963	2,725
Cracker Barrel Old Country Store, Inc.	42	1,998
Designer Brands, Inc. - Class A	277	1,443
Dutch Bros, Inc. - Class A(a)	166	5,498
EVgo, Inc.(a)	189	1,482
First Watch Restaurant Group, Inc.(a)	99	1,683
FirstCash Holdings, Inc.	79	8,174
GMS, Inc.(a)	91	8,180
Group 1 Automotive, Inc.	32	11,657
Guess?, Inc.	146	2,481
Haverty Furniture Cos., Inc.	62	1,373
Jack in the Box, Inc.	36	1,773
Kohl’s Corp.	281	5,193
Kura Sushi USA, Inc. - Class A(a)	12	1,198
La-Z-Boy, Inc.	85	3,234
Leslie’s, Inc.(a)	582	1,566
National Vision Holdings, Inc.(a)	259	2,694
Noodles & Co.(a)	804	933
Nordstrom, Inc.	189	4,273
ODP Corp.(a)	90	2,793
Ollie’s Bargain Outlet Holdings, Inc.(a)	118	10,835
OneWater Marine, Inc. - Class A(a)	52	1,132
Papa John’s International, Inc.	76	3,982
Patrick Industries, Inc.	24	3,024
PC Connection, Inc.	24	1,528
Portillo’s, Inc. - Class A(a)	97	1,254
PriceSmart, Inc.	48	3,988
Sally Beauty Holdings, Inc.(a)	322	4,186
Shake Shack, Inc. - Class A(a)	60	7,300
Signet Jewelers Ltd.	44	4,034
Sonic Automotive, Inc. - Class A	28	1,588
Sweetgreen, Inc. - Class A(a)	166	5,993
Tilly’s, Inc. - Class A(a)	209	840
Victoria’s Secret & Co.(a)	121	3,661
Warby Parker, Inc. - Class A(a)	159	2,692
Winmark Corp.	10	3,729
Zumiez, Inc.(a)	48	989
		190,035

The accompanying notes are an integral part of these financial statements.

68

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Savings & Loans - 1.1%
Axos Financial, Inc.(a)	99	$6,704
Banc of California, Inc.	282	4,332
Capitol Federal Financial, Inc.	271	1,747
Flagstar Financial, Inc.	570	5,768
Flushing Financial Corp.	103	1,615
Home Bancorp, Inc.	43	2,027
Pacific Premier Bancorp, Inc.	180	4,592
Provident Financial Services, Inc.	237	4,427
Timberland Bancorp, Inc./WA	61	1,762
WaFd, Inc.	132	4,485
WSFS Financial Corp.	106	5,212
		42,671
Semiconductors - 1.7%
ACM Research, Inc. - Class A(a)	36	677
Aehr Test Systems(a)	63	887
Alpha & Omega Semiconductor Ltd.(a)	50	1,652
Ambarella, Inc.(a)	75	4,214
CEVA, Inc.(a)	32	747
Cohu, Inc.(a)	69	1,719
Diodes, Inc.(a)	85	4,971
FormFactor, Inc.(a)	78	2,962
Impinj, Inc.(a)	20	3,800
IPG Photonics Corp.(a)	48	3,886
Kulicke & Soffa Industries, Inc.	153	6,864
MaxLinear, Inc.(a)	87	1,128
Ouster, Inc.(a)	93	617
Photronics, Inc.(a)	123	2,804
Semtech Corp.(a)	120	5,303
Silicon Laboratories, Inc.(a)	59	6,128
SiTime Corp.(a)	32	5,408
Synaptics, Inc.(a)	82	5,631
Ultra Clean Holdings, Inc.(a)	63	2,107
Wolfspeed, Inc.(a)	225	2,995
		64,500
Software - 6.6%
8x8, Inc.(a)	427	952
ACI Worldwide, Inc.(a)	116	5,707
Adeia, Inc.	189	2,349
Agilysys, Inc.(a)	40	4,002
Alkami Technology, Inc.(a)	38	1,391
Altair Engineering, Inc. - Class A(a)	90	9,358
Amplitude, Inc. - Class A(a)	175	1,573
Appfolio, Inc. - Class A(a)	46	9,561
Appian Corp. - Class A(a)	80	2,860

The accompanying notes are an integral part of these financial statements.

69

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
Asana, Inc. - Class A(a)	141	$1,684
AvePoint, Inc.(a)	166	2,015
AvidXchange Holdings, Inc.(a)	258	2,126
Bandwidth, Inc. - Class A(a)	55	1,073
BigCommerce Holdings, Inc.(a)	205	1,074
Blackbaud, Inc.(a)	72	5,437
BlackLine, Inc.(a)	90	4,983
Blend Labs, Inc. - Class A(a)	360	1,307
Box, Inc. - Class A(a)	276	8,766
C3.ai, Inc. - Class A(a)	210	5,172
Clear Secure, Inc. - Class A	160	5,885
Clearwater Analytics Holdings, Inc. - Class A(a)	239	6,240
Consensus Cloud Solutions, Inc.(a)	43	954
CSG Systems International, Inc.	26	1,212
Digi International, Inc.(a)	49	1,420
Digital Turbine, Inc.(a)	300	960
DigitalOcean Holdings, Inc.(a)	104	4,116
Donnelley Financial Solutions, Inc.(a)	57	3,325
DoubleVerify Holdings, Inc.(a)	225	3,836
Doximity, Inc. - Class A(a)	130	5,426
Envestnet, Inc.(a)	54	3,390
Expensify, Inc. - Class A(a)	429	811
Fastly, Inc. - Class A(a)	270	1,952
Five9, Inc.(a)	150	4,430
Freshworks, Inc. - Class A(a)	294	3,440
GigaCloud Technology, Inc. - Class A(a)	28	638
HashiCorp, Inc. - Class A(a)	246	8,330
Ibotta, Inc. - Class A(a)	15	1,099
Innodata, Inc.(a)	46	925
Intapp, Inc.(a)	108	5,418
IonQ, Inc.(a)	348	5,230
Jamf Holding Corp.(a)	93	1,548
JFrog Ltd.(a)	166	4,844
Klaviyo, Inc. - Class A(a)	117	4,450
Life360, Inc.(a)	126	5,402
Matterport, Inc.(a)	212	967
Meridianlink, Inc.(a)	73	1,603
N-able, Inc./US(a)	129	1,578
nCino, Inc.(a)	144	5,371
Olo, Inc. - Class A(a)	313	1,568
ON24, Inc.(a)	229	1,385
Outset Medical, Inc.(a)	1,189	678
PagerDuty, Inc.(a)	174	3,142
Paycor HCM, Inc.(a)	96	1,449
PDF Solutions, Inc.(a)	37	1,048

The accompanying notes are an integral part of these financial statements.

70

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - (Continued)
Pegasystems, Inc.	66	$5,243
Planet Labs PBC(a)	456	1,008
Playtika Holding Corp.	192	1,503
Porch Group, Inc.(a)	489	1,061
Privia Health Group, Inc.(a)	199	3,654
Progress Software Corp.	74	4,743
PROS Holdings, Inc.(a)	72	1,426
PubMatic, Inc. - Class A(a)	84	1,235
QXO, Inc.	625	9,512
RingCentral, Inc. - Class A(a)	126	4,537
Sapiens International Corp. NV	48	1,770
Schrodinger, Inc./United States(a)	10	176
SEMrush Holdings, Inc. - Class A(a)	184	2,412
Simulations Plus, Inc.	46	1,252
SoundHound AI, Inc. - Class A(a)	462	2,324
Sprout Social, Inc. - Class A(a)	127	3,364
Teradata Corp.(a)	148	4,770
Veritone, Inc.(a)	162	527
Vertex, Inc. - Class A(a)	75	3,113
Vimeo, Inc.(a)	405	1,932
Waystar Holding Corp.(a)	134	3,823
Weave Communications, Inc.(a)	93	1,304
Workiva, Inc.(a)	92	7,338
Yext, Inc.(a)	159	1,151
Zeta Global Holdings Corp. - Class A(a)	157	4,346
Zuora, Inc. - Class A(a)	159	1,574
		250,558
Telecommunications - 1.3%
A10 Networks, Inc.	124	1,817
ADTRAN Holdings, Inc.(a)	216	1,312
Applied Digital Corp.(a)	252	1,704
AST SpaceMobile, Inc.(a)	171	4,072
BlackSky Technology, Inc.(a)	171	1,081
Calix, Inc.(a)	138	4,882
Clearfield, Inc.(a)	30	1,078
CommScope Holding Co., Inc.(a)	355	2,389
DigitalBridge Group, Inc.	201	3,154
EchoStar Corp. - Class A(a)	105	2,631
Globalstar, Inc.(a)	1,899	1,994
Gogo, Inc.(a)	378	2,476
Harmonic, Inc.(a)	186	2,063
IDT Corp. - Class B	40	1,877
InterDigital, Inc.	40	6,018
Powerfleet, Inc. NJ(a)	174	875
Ribbon Communications, Inc.(a)	388	1,381

The accompanying notes are an integral part of these financial statements.

71

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Telecommunications - (Continued)
Spok Holdings, Inc.	57	$887
Telephone and Data Systems, Inc.	159	4,730
United States Cellular Corp.(a)	18	1,111
Viavi Solutions, Inc.(a)	384	3,540
		51,072
Textiles - 0.1%
UniFirst Corp./MA	24	4,315
Toys/Games/Hobbies - 0.0%(b)
Funko, Inc. - Class A(a)	55	651
Transportation - 1.8%
Air Transport Services Group, Inc.(a)	84	1,448
ArcBest Corp.	46	4,792
Costamare, Inc.	156	2,123
Euroseas Ltd.	27	1,118
Forward Air Corp.	50	1,767
Global Ship Lease, Inc. - Class A	35	835
Hub Group, Inc. - Class A	118	5,120
Marten Transport Ltd.	232	3,591
Matson, Inc.	74	11,462
Navigator Holdings Ltd.	294	4,531
Radiant Logistics, Inc.(a)	133	884
RXO, Inc.(a)	189	5,328
Ryder System, Inc.	44	6,436
Safe Bulkers, Inc.	345	1,446
Schneider National, Inc. - Class B	81	2,291
SFL Corp. Ltd.	668	7,086
StealthGas, Inc.(a)	376	2,166
Universal Logistics Holdings, Inc.	38	1,598
Werner Enterprises, Inc.	91	3,357
		67,379
Trucking & Leasing - 0.2%
GATX Corp.	36	4,960
Greenbrier Cos., Inc.	60	3,556
		8,516
Water - 0.4%
American States Water Co.	60	4,949
California Water Service Group	90	4,676
Global Water Resources, Inc.	105	1,311
Middlesex Water Co.	28	1,713
SJW Group	34	1,892
		14,541
TOTAL COMMON STOCKS (Cost $3,264,896)		3,369,664

The accompanying notes are an integral part of these financial statements.

72

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 7.0%
Acadia Realty Trust	192	$4,702
Alexander & Baldwin, Inc.	133	2,475
Alexander’s, Inc.	7	1,589
Alpine Income Property Trust, Inc.	102	1,788
American Healthcare REIT, Inc.	209	5,559
Apartment Investment and Management Co. - Class A(a)	409	3,452
Apollo Commercial Real Estate Finance, Inc.	616	5,476
Apple Hospitality REIT, Inc.	236	3,486
Arbor Realty Trust, Inc.	382	5,631
Armada Hoffler Properties, Inc.	213	2,307
ARMOUR Residential REIT, Inc.	81	1,519
Blackstone Mortgage Trust, Inc. - Class A	223	4,061
BrightSpire Capital, Inc.	270	1,642
Broadstone Net Lease, Inc.	313	5,506
CareTrust REIT, Inc.	297	9,703
CBL & Associates Properties, Inc.	81	2,142
Centerspace	22	1,533
Chimera Investment Corp.	180	2,718
Community Healthcare Trust, Inc.	85	1,595
COPT Defense Properties	171	5,506
CTO Realty Growth, Inc.	102	1,974
Curbline Properties Corp.(a)	156	3,530
DiamondRock Hospitality Co.	468	4,011
Douglas Emmett, Inc.	276	4,910
Dynex Capital, Inc.	130	1,587
Ellington Financial, Inc.	187	2,261
Elme Communities	210	3,543
Empire State Realty Trust, Inc. - Class A	360	3,816
EPR Properties	111	5,036
Equity Commonwealth(a)	207	4,097
Essential Properties Realty Trust, Inc.	408	12,929
Farmland Partners, Inc.	138	1,616
Four Corners Property Trust, Inc.	185	5,099
Gladstone Land Corp.	135	1,759
Highwoods Properties, Inc.	159	5,333
Innovative Industrial Properties, Inc.	48	6,201
InvenTrust Properties Corp.	72	2,120
KKR Real Estate Finance Trust, Inc.	129	1,495
Ladder Capital Corp.	217	2,476
LXP Industrial Trust	851	8,033
Macerich Co.	422	7,891
NET Lease Office Properties	33	991
NETSTREIT Corp.	156	2,418
NexPoint Residential Trust, Inc.	52	2,166
One Liberty Properties, Inc.	69	1,842
Orchid Island Capital, Inc.	184	1,393

The accompanying notes are an integral part of these financial statements.

73

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Orion Office REIT, Inc.	148	$552
Outfront Media, Inc.	303	5,381
Paramount Group, Inc.	322	1,562
Park Hotels & Resorts, Inc.	448	6,223
Pebblebrook Hotel Trust	309	3,702
Phillips Edison & Co., Inc.	238	8,999
Piedmont Office Realty Trust, Inc. - Class A	178	1,769
Postal Realty Trust, Inc. - Class A	130	1,892
PotlatchDeltic Corp.	114	4,739
Ready Capital Corp.	541	3,706
Retail Opportunity Investments Corp.	354	5,487
RLJ Lodging Trust	212	1,876
Sabra Health Care REIT, Inc.	406	7,876
Saul Centers, Inc.	49	1,918
SL Green Realty Corp.	124	9,376
Sunstone Hotel Investors, Inc.	466	4,702
Tanger, Inc.	240	7,975
TPG RE Finance Trust, Inc.	135	1,189
UMH Properties, Inc.	213	3,972
Uniti Group, Inc.	477	2,418
Urban Edge Properties	288	6,405
Veris Residential, Inc.	102	1,680
Xenia Hotels & Resorts, Inc.	146	2,069
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $266,992)		266,385

	Notional Amount	Contracts
PURCHASED OPTIONS - 2.5%
Put Options - 2.5%
iShares Russell 2000 ETF(c)(d)
Expiration: 12/31/2024; Exercise Price: $195.00(e)	$936,368	43	9,073
Expiration: 03/31/2025; Exercise Price: $195.00(e)	936,368	43	18,361
Expiration: 06/30/2025; Exercise Price: $195.00(e)	958,144	44	27,830
Expiration: 09/30/2025; Exercise Price: $200.00(e)	958,144	44	40,590
TOTAL PURCHASED OPTIONS (Cost $108,093)			95,854
TOTAL INVESTMENTS - 97.7% (Cost $3,639,981)			$3,731,903
Money Market Deposit Account - 2.5%(f)			97,259
Liabilities in Excess of Other Assets - (0.2)%			(7,250)
TOTAL NET ASSETS - 100.0%			$3,821,912

The accompanying notes are an integral part of these financial statements.

74

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Investments
October 31, 2024(Continued)
Percentages are stated as a percent of net assets.
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

75

Innovator U.S. Small Cap Managed Floor ETF
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.2)%
Call Options - (0.2)%
Russell 2000 Index(a)(b)
Expiration: 11/01/2024; Exercise Price: $2,355.00	$(1,317,991)	(6)	$(30)
Expiration: 11/06/2024; Exercise Price: $2,310.00	(1,098,326)	(5)	(2,350)
Expiration: 11/11/2024; Exercise Price: $2,360.00	(1,317,991)	(6)	(4,278)
Total Call Options			(6,658)
TOTAL WRITTEN OPTIONS (Premiums received $18,915)			$(6,658)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Common Stocks	$3,369,664	88.2%
Real Estate Investment Trusts	266,385	7.0
Purchased Options	95,854	2.5
Written Options	(6,658)	(0.2)
Money Market Deposit Account	97,259	2.5
Liabilities in Excess of Other Assets	(592)	(0.0)
	$3,821,912	100.0%

The accompanying notes are an integral part of these financial statements.

76

Innovator Uncapped Accelerated U.S. Equity ETF
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 111.1%
Call Options - 111.1%
SPDR S&P 500 ETF(a)(b)(c)
Expiration: 12/31/2024; Exercise Price: $4.80	$8,188,416	144	$8,104,536
Expiration: 12/31/2024; Exercise Price: $499.08	14,216,000	250	1,891,830
Expiration: 03/31/2025; Exercise Price: $5.25	8,529,600	150	8,427,751
Expiration: 03/31/2025; Exercise Price: $549.22	14,329,728	252	1,087,075
Expiration: 06/30/2025; Exercise Price: $5.49	8,074,688	142	7,960,205
Expiration: 06/30/2025; Exercise Price: $571.43	13,931,680	245	895,514
Expiration: 09/30/2025; Exercise Price: $5.79	8,927,648	157	8,785,307
Expiration: 09/30/2025; Exercise Price: $602.45	15,467,008	272	721,957
TOTAL PURCHASED OPTIONS (Cost $38,279,051)			37,874,175
TOTAL INVESTMENTS - 111.1% (Cost $38,279,051)			$37,874,175
Money Market Deposit Account - 0.3%(d)			95,258
Liabilities in Excess of Other Assets - (11.4)%			(3,884,199)
TOTAL NET ASSETS - 100.0%			$34,085,234

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

77

Innovator Uncapped Accelerated U.S. Equity ETF
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (11.3)%
Call Options - (11.3)%
SPDR S&P 500 ETF(a)(b)
Expiration: 12/31/2024; Exercise Price: $475.32	$(8,188,416)	(144)	$(1,414,473)
Expiration: 03/31/2025; Exercise Price: $523.10	(8,529,600)	(150)	(962,677)
Expiration: 06/30/2025; Exercise Price: $544.24	(8,074,688)	(142)	(796,400)
Expiration: 09/30/2025; Exercise Price: $573.78	(8,927,648)	(157)	(688,659)
Total Call Options			(3,862,209)
TOTAL WRITTEN OPTIONS (Premiums received $3,185,812)			$(3,862,209)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$37,874,175	111.1%
Written Options	(3,862,209)	(11.3)
Money Market Deposit Account	95,258	0.3
Liabilities in Excess of Other Assets	(21,990)	(0.1)
	$34,085,234	100.0%

The accompanying notes are an integral part of these financial statements.

78

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024

	Innovator Buffer Step-Up Strategy ETF	Innovator Deepwater Frontier Tech ETF	Innovator Equity Managed Floor ETF	Innovator Gradient Tactical Rotation Strategy ETF	Innovator Hedged Nasdaq-100 ETF
ASSETS:
Investments, at value	$66,779,400	$62,698,689	$527,137,600	$157,454,028	$5,771,304
Foreign currency, at value	—	—	—	8,041	—
Cash	—	—	176,201	—	1,457
Cash - interest bearing deposit account	123,782	61,960	7,498,540	6,325	5,859
Deposit at broker for other investments	200	—	713	—	80
Interest receivable	437	443	23,263	18,147	26
Receivable for investments sold	—	—	2,702	1,164,321	7,118
Receivable for fund shares sold	—	—	4,752,480	—	634,730
Dividends receivable	—	12,976	267,805	383,688	537
Security lending income receivable	—	740	2,584	1,361	—
Prepaid expenses and other assets	—	—	—	16,722	—
Total assets	66,903,819	62,774,808	539,861,888	159,052,633	6,421,111
LIABILITIES:
Written option contracts, at value	2,686,129	—	184,362	—	64,584
Payable to adviser	48,507	34,814	371,034	106,872	3,229
Payable upon return of securities loaned	—	5,626,632	21,380,083	5,999,779	—
Payable for investments purchased	—	—	4,657,646	—	640,822
Due to custodian	—	—	—	1,172,593	—
Total liabilities	2,734,636	5,661,446	26,593,125	7,279,244	708,635
NET ASSETS	$64,169,183	$57,113,362	$513,268,763	$151,773,389	$5,712,476
Net Assets Consists of:
Paid-in capital	$66,554,997	$77,827,878	$485,381,254	$178,997,450	$5,752,179
Total distributable earnings/ (accumulated losses)	(2,385,814)	(20,714,516)	27,887,509	(27,224,061)	(39,703)
Total net assets	$64,169,183	$57,113,362	$513,268,763	$151,773,389	$5,712,476
Net assets	$64,169,183	$57,113,362	$513,268,763	$151,773,389	$5,712,476
Shares issued and outstanding	1,975,000	1,150,001	16,200,000	5,750,000	225,000
Net asset value per share	$32.49	$49.66	$31.68	$26.40	$25.39
Cost:
Investments, at cost	$67,148,522	$51,146,131	$481,523,230	$166,883,469	$5,779,793
Foreign currency, at cost	$—	$—	$—	$9,605	$—
Proceeds:
Written options premium	$2,738,822	$—	$1,416,525	$—	$104,154
Loaned Securities:
at value (included in investments)	$—	$5,339,028	$20,526,608	$5,789,564	$—

The accompanying notes are an integral part of these financial statements.

79

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Innovator IBD 50 ETF	Innovator IBD Breakout Opportunities ETF	Innovator Laddered Allocation Buffer ETF	Innovator Laddered Allocation Power Buffer ETF	Innovator Nasdaq-100 Managed Floor ETF
ASSETS:
Investments, at value	$82,544,912	$16,749,144	$345,975	$3,324,275	$204,396,266
Investments in affiliates, at value	—	—	164,014,668	481,743,900	—
Cash	—	—	—	—	78,356
Cash - interest bearing deposit account	420,557	4,681	190,516	775,122	3,587,121
Deposit at broker for other investments	—	—	—	—	653
Interest receivable	1,521	187	750	1,890	10,672
Dividends receivable	15,250	6,566	—	—	16,437
Security lending income receivable	1,924	498	4,981	16,846	—
Prepaid expenses and other assets	606	—	—	—	—
Total assets	82,984,770	16,761,076	164,556,890	485,862,033	208,089,505
LIABILITIES:
Written option contracts, at value	—	—	—	—	176,470
Payable to adviser	36,133	8,536	13,599	40,566	152,162
Payable upon return of securities loaned	20,185,538	3,961,410	345,975	3,324,275	—
Payable for expense and other liabilities	30,592	—	—	—	—
Total liabilities	20,252,263	3,969,946	359,574	3,364,841	328,632
NET ASSETS	$62,732,507	$12,791,130	$164,197,316	$482,497,192	$207,760,873
Net Assets Consists of:
Paid-in capital	$376,521,040	$22,870,437	$144,569,761	$463,678,841	$202,031,078
Total distributable earnings/ (accumulated losses)	(313,788,533)	(10,079,307)	19,627,555	18,818,351	5,729,795
Total net assets	$62,732,507	$12,791,130	$164,197,316	$482,497,192	$207,760,873
Net assets	$62,732,507	$12,791,130	$164,197,316	$482,497,192	$207,760,873
Shares issued and outstanding	2,350,000	350,000	5,200,000	10,950,000	7,550,000
Net asset value per share	$26.69	$36.55	$31.58	$44.06	$27.52
Cost:
Investments, at cost	$78,479,062	$16,081,044	$345,975	$3,324,275	$192,142,738
Investments, at cost in affiliates	$—	$—	$144,317,412	$424,055,237	$—
Proceeds:
Written options premium	$—	$—	$—	$—	$817,182
Loaned Securities:
at value (included in investments)	$19,440,670	$3,753,125	$335,244	$3,234,157	$—

The accompanying notes are an integral part of these financial statements.

80

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Innovator Power Buffer Step-Up Strategy ETF	Innovator S&P Investment Grade Preferred ETF	Innovator U.S. Small Cap Managed Floor ETF	Innovator Uncapped Accelerated U.S. Equity ETF
ASSETS:
Investments, at value	$100,366,196	$116,717,706	$3,731,903	$37,874,175
Cash	—	—	620	—
Cash - interest bearing deposit account	123,700	619,761	97,259	95,258
Deposit at broker for other investments	200	—	—	200
Interest receivable	464	1,733	368	425
Dividends receivable	—	124,409	1,085	—
Security lending income receivable	—	30,006	—	—
Total assets	100,490,560	117,493,615	3,831,235	37,970,058
LIABILITIES:
Written option contracts, at value	3,927,941	—	6,658	3,862,209
Payable to adviser	70,512	43,516	2,609	22,615
Payable upon return of securities loaned	—	9,738,010	—	—
Distributions payable	—	555,000	—	—
Due to broker	—	—	56	—
Total liabilities	3,998,453	10,336,526	9,323	3,884,824
NET ASSETS	$96,492,107	$107,157,089	$3,821,912	$34,085,234
Net Assets Consists of:
Paid-in capital	$99,686,205	$147,323,979	$3,761,525	$37,783,195
Total distributable earnings/(accumulated losses)	(3,194,098)	(40,166,890)	60,387	(3,697,961)
Total net assets	$96,492,107	$107,157,089	$3,821,912	$34,085,234
Net assets	$96,492,107	$107,157,089	$3,821,912	$34,085,234
Shares issued and outstanding	3,075,000	5,550,000	150,000	875,000
Net asset value per share	$31.38	$19.31	$25.48	$38.95
Cost:
Investments, at cost	$100,965,107	$123,801,717	$3,639,981	$38,279,051
Proceeds:
Written options premium	$4,103,967	$—	$18,915	$3,185,812
Loaned Securities:
at value (included in investments)	$—	$9,462,131	$—	$—

The accompanying notes are an integral part of these financial statements.

81

INNOVATOR ETFs TRUST
STATEMENTS OF OPERATIONS
For the Year or Period Ended October 31, 2024

	Innovator Buffer Step-Up Strategy ETF	Innovator Deepwater Frontier Tech ETF	Innovator Equity Managed Floor ETF	Innovator Gradient Tactical Rotation Strategy ETF	Innovator Hedged Nasdaq-100 ETF(a)
INVESTMENT INCOME:
Dividend income	$—	$147,436	$3,401,741	$4,501,078	$4,922
Reclaim income	—	—	—	225,528	—
Less: Dividend withholding taxes	—	(8,097)	—	(616,894)	(18)
Less: Issuance fees	—	—	(13)	—	—
Interest income	4,018	13,520	145,475	92,110	217
Securities lending income	—	16,492	110,504	13,369	—
Total investment income	4,018	169,351	3,657,707	4,215,191	5,121
EXPENSES:
Investment advisory fee	490,364	356,102	2,265,817	1,420,364	6,268
Total expenses	490,364	356,102	2,265,817	1,420,364	6,268
NET INVESTMENT INCOME/(LOSS)	(486,346)	(186,751)	1,391,890	2,794,827	(1,147)
REALIZED AND UNREALIZED GAIN
Net realized gain/(loss) from:
Investments	3,091,377	3,013,802	(8,803,575)	30,583,171	(82,865)
In-kind redemptions	10,104,606	1,292,707	11,398,181	18,939,894	99,726
Written option contracts expired or closed	(1,218,919)	—	(11,021,872)	—	11,875
Foreign currency transaction	—	(25,162)	—	(2,396,898)	—
Net realized gain/(loss)	11,977,064	4,281,347	(8,427,266)	47,126,167	28,736
Net change in unrealized appreciation/ (depreciation) on:
Investments	(364,963)	13,007,140	49,484,791	(6,771,565)	(8,489)
Written option contracts	56,865	—	1,070,179	—	39,571
Foreign currency	—	(123)	—	(5,891)	—
Net change in unrealized appreciation/ (depreciation)	(308,098)	13,007,017	50,554,970	(6,777,455)	31,082
Net realized and unrealized gain	11,668,966	17,288,364	42,127,704	40,348,712	59,818
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,182,620	$17,101,613	$43,519,594	$43,143,539	$58,671

(a)	Inception Date of the Fund was August 19, 2024.
The accompanying notes are an integral part of these financial statements.

82

INNOVATOR ETFs TRUST
STATEMENTS OF OPERATIONS
For the Year or Period Ended October 31, 2024(Continued)

	Innovator IBD 50 ETF	Innovator IBD Breakout Opportunities ETF	Innovator Laddered Allocation Buffer ETF	Innovator Laddered Allocation Power Buffer ETF	Innovator Nasdaq-100 Managed Floor ETF(b)
INVESTMENT INCOME:
Dividend income	$355,998	$152,543	$—	$—	$632,794
Less: Dividend withholding taxes	(5,348)	(1,334)	—	—	(4,585)
Less: Issuance fees	(1,579)	(75)	—	—	—
Interest income	17,569	2,694	7,573	14,525	71,793
Securities lending income	68,539	48,116	60,667	161,317	—
Total investment income	435,179	201,944	68,240	175,842	700,002
EXPENSES:
Investment advisory fee	578,583	103,612	145,782	559,977	816,897
Fund administration and accounting fees	67,570	—	—	—	—
Legal fees	27,134	—	—	—	—
Reports to shareholders	24,894	—	—	—	—
Custodian fees	17,232	—	—	—	—
Audit fees	14,762	—	—	—	—
Trustees’ fees	3,538	—	—	—	—
Compliance fees	902	—	—	—	—
Other expenses and fees	89,558	—	—	—	—
Total expenses	824,173	103,612	145,782	559,977	816,897
Net expense reimbursement/(waivers)	(162,935)	—	(34,183)	(149,375)	—
Net expenses	661,238	103,612	111,599	410,602	816,897
NET INVESTMENT INCOME/(LOSS)	(226,059)	98,332	(43,359)	(234,760)	(116,895)
REALIZED AND UNREALIZED GAIN
Net realized gain/(loss) from:
Investments	13,446,772	2,276,763	—	—	(3,337,821)
Investments in affiliates	—	—	(13,995)	(38,644)	—
In-kind redemptions	4,638,723	101,883	2,122,382(a)	21,791,755(a)	2,043,574
Written option contracts expired or closed	—	—	—	—	(3,739,192)
Net realized gain/(loss)	18,085,495	2,378,646	2,108,387	21,753,111	(5,033,439)
Net change in unrealized appreciation on:
Investments	3,678,405	616,091	—	—	12,253,528
Investments in affiliates	—	—	19,113,963	45,244,884	—
Written option contracts	—	—	—	—	640,711
Foreign currency translation	(11)	—	—	—	—
Net change in unrealized appreciation	3,678,394	616,091	19,113,963	45,244,884	12,894,239
Net realized and unrealized gain	21,763,889	2,994,737	21,222,350	66,997,995	7,860,800
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,537,830	$3,093,069	$21,178,991	$66,763,235	$7,743,905

(a)	Includes realized gain from affiliates.
(b)	Inception Date of the Fund was January 24, 2024.
The accompanying notes are an integral part of these financial statements.

83

INNOVATOR ETFs TRUST
STATEMENTS OF OPERATIONS
For the Year or Period Ended October 31, 2024(Continued)

	Innovator Power Buffer Step-Up Strategy ETF	Innovator S&P Investment Grade Preferred ETF	Innovator U.S. Small Cap Managed Floor ETF(a)	Innovator Uncapped Accelerated U.S. Equity ETF
INVESTMENT INCOME:
Dividend income	$—	$6,543,277	$4,999	$—
Interest income	5,936	20,981	480	3,021
Securities lending income	—	291,851	—	—
Total investment income	5,936	6,856,109	5,479	3,021
EXPENSES:
Investment advisory fee	761,515	508,747	3,410	188,427
Income tax expense	—	1,590	—	—
Total expenses	761,515	510,337	3,410	188,427
NET INVESTMENT INCOME/(LOSS)	(755,579)	6,345,772	2,069	(185,406)
REALIZED AND UNREALIZED GAIN
Net realized gain/(loss) from:
Investments	12,988,831	(5,918,169)	(81,276)	739,455
In-kind redemptions	7,953,516	1,115,915	—	10,562,127
Written option contracts expired or closed	(5,096,317)	—	35,415	(2,772,067)
Net realized gain/(loss)	15,846,030	(4,802,254)	(45,861)	8,529,515
Net change in unrealized appreciation/(depreciation) on:
Investments	(590,816)	19,522,911	91,922	802,070
Written option contracts	184,147	—	12,257	(1,181,295)
Net change in unrealized appreciation/(depreciation)	(406,669)	19,522,911	104,179	(379,225)
Net realized and unrealized gain	15,439,361	14,720,657	58,318	8,150,290
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,683,782	$21,066,429	$60,387	$7,964,884

(a)	Inception Date of the Fund was September 16, 2024.
The accompanying notes are an integral part of these financial statements.

84

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Innovator Buffer Step-Up Strategy ETF		Innovator Deepwater Frontier Tech ETF
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(486,346)	$(311,320)	$(186,751)	$(84,470)
Net realized gain/(loss)	11,977,064	1,058,093	4,281,347	(1,895,979)
Net change in unrealized appreciation/ (depreciation)	(308,098)	771,328	13,007,017	6,817,132
Net increase in net assets from operations	11,182,620	1,518,101	17,101,613	4,836,683
CAPITAL TRANSACTIONS:
Subscriptions	146,080,603	110,292,978	11,186,415	1,723,421
Redemptions	(133,370,530)	(100,403,535)	(4,835,240)	(5,201,170)
ETF transaction fees (See Note 5)	9,527	6,909	9,681	3,676
Net increase (decrease) in net assets from capital transactions	12,719,600	9,896,352	6,360,856	(3,474,073)
NET INCREASE IN NET ASSETS	23,902,220	11,414,453	23,462,469	1,362,610
NET ASSETS:
Beginning of the year	40,266,963	28,852,510	33,650,893	32,288,283
End of the year	$64,169,183	$40,266,963	$57,113,362	$33,650,893
SHARES TRANSACTIONS
Subscriptions	4,825,000	4,125,000	250,000	50,000
Redemptions	(4,400,000)	(3,775,000)	(100,000)	(150,000)
Total increase/(decrease) in shares outstanding	425,000	350,000	150,000	(100,000)

The accompanying notes are an integral part of these financial statements.

85

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Equity Managed Floor ETF		Innovator Gradient Tactical Rotation Strategy ETF
	Year Ended October 31, 2024	Period Ended October 31, 2023(a)	Year Ended October 31, 2024	Period Ended October 31, 2023(b)
OPERATIONS:
Net investment income	$1,391,890	$208,554	$2,794,827	$2,322,592
Net realized gain/(loss)	(8,427,266)	2,212,749	47,126,167	(45,374,878)
Net change in unrealized appreciation/ (depreciation)	50,554,970	(3,708,439)	(6,777,455)	(2,658,123)
Net increase/(decrease) in net assets from operations	43,519,594	(1,287,136)	43,143,539	(45,710,409)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,729,090)	(182,955)	(1,616,420)	(995,295)
Total distributions to shareholders	(1,729,090)	(182,955)	(1,616,420)	(995,295)
CAPITAL TRANSACTIONS:
Subscriptions	439,056,235	110,931,670	62,202,250	353,008,190
Redemptions	(64,570,675)	(12,468,880)	(135,275,345)	(122,986,740)
ETF transaction fees (See Note 5)	—	—	3,619	—
Net increase (decrease) in net assets from capital transactions	374,485,560	98,462,790	(73,069,476)	230,021,450
NET INCREASE (DECREASE) IN NET ASSETS	416,276,064	96,992,699	(31,542,357)	183,315,746
NET ASSETS:
Beginning of the period	96,992,699	—	183,315,746	—
End of the period	$513,268,763	$96,992,699	$151,773,389	$183,315,746
SHARES TRANSACTIONS
Subscriptions	14,650,000	4,350,000	2,500,000	14,200,000
Redemptions	(2,300,000)	(500,000)	(5,350,000)	(5,600,000)
Total increase/(decrease) in shares outstanding	12,350,000	3,850,000	(2,850,000)	8,600,000

(a)	Inception date of the Fund was November 8, 2022.
(b)	Inception date of the Fund was November 16, 2022.
The accompanying notes are an integral part of these financial statements.

86

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Hedged Nasdaq-100 ETF	Innovator IBD 50 ETF
	Period Ended October 31, 2024(a)	Year Ended October 31,
		2024	2023
OPERATIONS:
Net investment income/(loss)	$(1,147)	$(226,059)	$13,602
Net realized gain/(loss)	28,736	18,085,495	(15,937,780)
Net change in unrealized appreciation/(depreciation)	31,082	3,678,394	(5,091,519)
Net increase/(decrease) in net assets from operations	58,671	21,537,830	(21,015,697)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(551,275)	(2,139,291)
Total distributions to shareholders	—	(551,275)	(2,139,291)
CAPITAL TRANSACTIONS:
Subscriptions	7,534,083	15,702,010	55,634,155
Redemptions	(1,880,723)	(47,893,855)	(60,584,555)
ETF transaction fees (See Note 5)	445	40	29
Net increase (decrease) in net assets from capital transactions	5,653,805	(32,191,805)	(4,950,371)
NET INCREASE (DECREASE) IN NET ASSETS	5,712,476	(11,205,250)	(28,105,359)
NET ASSETS:
Beginning of the period	—	73,937,757	102,043,116
End of the period	$5,712,476	$62,732,507	$73,937,757
SHARES TRANSACTIONS
Subscriptions	300,000	600,000	2,250,000
Redemptions	(75,000)	(1,800,000)	(2,600,000)
Total increase/(decrease) in shares outstanding	225,000	(1,200,000)	(350,000)

(a)	Inception date of the Fund was August 19, 2024.
The accompanying notes are an integral part of these financial statements.

87

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator IBD Breakout Opportunities ETF		Innovator Laddered Allocation Buffer ETF
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income/(loss)	$98,332	$103,547	$(43,359)	$(39,720)
Net realized gain	2,378,646	165,849	2,108,387	554,924
Net change in unrealized appreciation/(depreciation)	616,091	(676,727)	19,113,963	1,285,013
Net increase/(decrease) in net assets from operations	3,093,069	(47,331)	21,178,991	1,800,217
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(176,880)	(179,202)	—	—
Total distributions to shareholders	(176,880)	(179,202)	—	—
CAPITAL TRANSACTIONS:
Subscriptions	—	3,041,730	95,560,050	38,333,066
Redemptions	(1,744,825)	(4,641,750)	(10,690,818)	(8,397,695)
Net increase (decrease) in net assets from capital transactions	(1,744,825)	—	84,869,232	29,935,371
NET INCREASE (DECREASE) IN NET ASSETS	1,171,364	(2,186,553)	106,048,223	31,735,588
NET ASSETS:
Beginning of the year	11,619,766	13,806,319	58,149,093	26,413,505
End of the year	$12,791,130	$11,619,766	$164,197,316	$58,149,093
SHARES TRANSACTIONS
Subscriptions	—	100,000	3,250,000	1,525,000
Redemptions	(50,000)	(150,000)	(375,000)	(350,000)
Total increase/(decrease) in shares outstanding	(50,000)	(50,000)	2,875,000	1,175,000

The accompanying notes are an integral part of these financial statements.

88

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Laddered Allocation Power Buffer ETF		Innovator Nasdaq-100 Managed Floor ETF
	Year Ended October 31,		Period Ended October 31, 2024(a)
	2024	2023
OPERATIONS:
Net investment loss	$(234,760)	$(62,943)	$(116,895)
Net realized gain/(loss)	21,753,111	1,795,740	(5,033,439)
Net change in unrealized appreciation	45,244,884	12,788,071	12,894,239
Net increase in net assets from operations	66,763,235	14,520,868	7,743,905
DISTRIBUTIONS TO SHAREHOLDERS:
Return of capital	—	—	(28,037)
Total distributions to shareholders	—	—	(28,037)
CAPITAL TRANSACTIONS:
Subscriptions	231,466,895	141,981,430	209,727,440
Redemptions	(107,448,445)	(14,802,000)	(9,682,435)
Net increase in net assets from capital transactions	124,018,450	127,179,430	200,045,005
NET INCREASE IN NET ASSETS	190,781,685	141,700,298	207,760,873
NET ASSETS:
Beginning of the period	291,715,507	150,015,209	—
End of the period	$482,497,192	$291,715,507	$207,760,873
SHARES TRANSACTIONS
Subscriptions	5,600,000	3,900,000	7,900,000
Redemptions	(2,550,000)	(400,000)	(350,000)
Total increase in shares outstanding	3,050,000	3,500,000	7,550,000

(a)	Inception date of the Fund was January 24, 2024.
The accompanying notes are an integral part of these financial statements.

89

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator Power Buffer Step-Up Strategy ETF		Innovator S&P Investment Grade Preferred ETF
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income/(loss)	$(755,579)	$(548,002)	$6,345,772	$6,198,990
Net realized gain/(loss)	15,846,030	2,659,240	(4,802,254)	(10,591,978)
Net change in unrealized appreciation/ (depreciation)	(406,669)	323,523	19,522,911	3,679,414
Net increase/(decrease) in net assets from operations	14,683,782	2,434,761	21,066,429	(713,574)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	—	(6,351,047)	(6,171,173)
Total distributions to shareholders	—	—	(6,351,047)	(6,171,173)
CAPITAL TRANSACTIONS:
Subscriptions	101,054,980	217,664,135	10,552,465	3,651,380
Redemptions	(97,629,010)	(175,600,405)	(15,998,100)	(17,935,835)
ETF transaction fees (See Note 5)	4,447	23,272	—	—
Net increase (decrease) in net assets from capital transactions	3,430,417	42,087,022	(5,445,635)	(14,284,455)
NET INCREASE (DECREASE) IN NET ASSETS	18,114,199	44,521,763	9,269,747	(211,692,021)
NET ASSETS:
Beginning of the year	78,377,908	33,856,145	97,887,342	119,056,544
End of the year	$96,492,107	$78,377,908	$107,157,089	$97,887,342
SHARES TRANSACTIONS
Subscriptions	3,325,000	8,125,000	550,000	200,000
Redemptions	(3,225,000)	(6,525,000)	(850,000)	(1,000,000)
Total increase/(decrease) in shares outstanding	100,000	1,600,000	(300,000)	(800,000)

The accompanying notes are an integral part of these financial statements.

90

INNOVATOR ETFs TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Innovator U.S. Small Cap Managed Floor ETF	Innovator Uncapped Accelerated U.S. Equity ETF
	Period Ended October 31, 2024(a)	Year Ended October 31,
		2024	2023
OPERATIONS:
Net investment income/(loss)	$2,069	$(185,406)	$(85,334)
Net realized gain/(loss)	(45,861)	8,529,515	340,283
Net change in unrealized appreciation/(depreciation)	104,179	(379,225)	(418,000)
Net increase/(decrease) in net assets from operations	60,387	7,964,884	(163,051)
CAPITAL TRANSACTIONS:
Subscriptions	3,761,525	89,154,948	24,359,140
Redemptions	—	(78,614,138)	(14,149,655)
ETF transaction fees (See Note 5)	—	9,397	7,542
Net increase in net assets from capital transactions	3,761,525	10,550,207	10,217,027
NET INCREASE IN NET ASSETS	3,821,912	18,515,091	10,053,976
NET ASSETS:
Beginning of the period	—	15,570,143	5,516,167
End of the period	$3,821,912	$34,085,234	$15,570,143
SHARES TRANSACTIONS
Subscriptions	150,000	2,525,000	925,000
Redemptions	—	(2,250,000)	(550,000)
Total increase in shares outstanding	150,000	275,000	375,000

(a)	Inception date of the Fund was September 16, 2024.
The accompanying notes are an integral part of these financial statements.

91

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTiONS FROM:
For the Year/Period Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investment(b)	Total from Investment Operations	From Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
Innovator Buffer Step-Up Strategy ETF
10/31/2024	$25.98	$(0.27)	$6.77	$6.50	$—	$—	$ —	$—
10/31/2023	$24.04	(0.23)	2.16	1.93	—	—	—	—
10/31/2022(e)	$25.48	(0.14)	(1.32)	(1.46)	—	—	—	—
Innovator Deepwater Frontier Tech ETF
10/31/2024	$33.65	(0.17)	16.17	16.00	—	—	—	—
10/31/2023	$29.35	(0.08)	4.38	4.30	—	—	—	—
10/31/2022	$56.02	(0.04)	(26.64)	(26.68)	—	—	—	—
10/31/2021	$37.34	(0.14)	18.81	18.67	—	—	—	—
10/31/2020	$23.70	(0.09)	13.73	13.64	—	—	—	—
Innovator Equity Managed Floor ETF
10/31/2024	$25.19	0.17	6.60	6.77	(0.21)	(0.07)	—	(0.28)
10/31/2023(i)	$22.80	0.16	2.39	0.55	(0.16)	—	—	(0.16)
Innovator Gradient Tactical Rotation Strategy ETF
10/31/2024	$21.32	0.41	4.88	5.29	(0.21)	—	—	(0.21)
10/31/2023(j)	$25.00	0.20	(3.81)	(3.61)	(0.07)	—	—	(0.07)
Innovator Hedged Nasdaq-100 ETF
10/31/2024(k)	$25.03	(0.01)	0.37	0.36	—	—	—	—
Innovator IBD 50 ETF
10/31/2024	$20.83	(0.07)	6.09	6.02	(0.16)	—	—	(0.16)
10/31/2023	$26.16	—(g)	(4.73)	(4.73)	(0.60)	—	—	(0.60)
10/31/2022	$50.34	0.46	(24.54)	(24.08)	(0.10)	—	—	(0.10)
10/31/2021	$35.97	0.10	14.27	14.37	—	—	—	—
10/31/2020	$33.17	0.04	2.76	2.80	—	—	—	—
Innovator IBD Breakout Opportunities ETF
10/31/2024	$29.05	0.26	7.68	7.94	(0.44)	—	—	(0.44)
10/31/2023	$30.68	0.24	(1.47)	(1.23)	(0.40)	—	—	(0.40)
10/31/2022	$36.52	0.32	(6.16)	(5.84)	—	—	—	—
10/31/2021	$23.53	(0.02)	13.01	12.99	—	—	—	—
10/31/2020	$19.44	(0.03)	4.12	4.09	—	—	—	—
Innovator Laddered Allocation Buffer ETF
10/31/2024	$25.01	(0.01)	6.58	6.57	—	—	—	—
10/31/2023	$22.97	(0.02)	2.06	2.04	—	—	—	—
10/31/2022(l)	$24.89	(0.02)	(1.90)	(1.92)	—	—	—	—
Innovator Laddered Allocation Power Buffer ETF
10/31/2024	$36.93	(0.02)	7.15	7.13	—	—	—	—
10/31/2023	$34.09	(0.01)	2.85	2.84	—	—	—	—
10/31/2022	$35.56	(0.02)	(1.45)	(1.47)	—	—	—	—
10/31/2021	$31.49	(0.05)	4.12	4.07	—	—	—	—
10/31/2020	$36.66	0.81	(5.26)	(4.45)	(0.72)	—	—	(0.72)

See footnote definitions on page 94.
The accompanying notes are an integral part of these financial statements.

92

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			SUPPLEMENTAL DATA AND RATIOS:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)

$0.01	$32.49	25.01%	$64,169	0.89%	0.89%	(0.88)%	—%
$0.01	$25.98	8.09%	$40,267	0.89%	0.89%	(0.88)%	—%
$0.02	$24.04	−5.64%(f)	$28,853	0.89%	0.89%	(0.89)%	—%(f)

$0.01	$49.66	47.59%	$57,113	0.70%	0.70%	(0.37)%	165%
$—(g)	$33.65	14.64%	$33,651	0.70%	0.70%	(0.23)%	153%
$0.01	$29.35	−47.60%	$32,288	0.70%	0.70%	(0.10)%	138%
$0.01	$56.02	50.01%	$78,428	0.70%	0.70%	(0.27)%	134%
$—(g)	$37.34	57.59%	$16,805	0.70%	0.70%	(0.32)%	97%

$—	$31.68	26.97%	$513,269	0.89%	0.89%	0.55%	9%
$—	$25.19	11.20%(f)	$96,993	0.89%	0.89%	0.64%	7%(f)

$—(g)	$26.40	24.91%	$151,773	0.80%	0.80%	1.57%	458%
$—	$21.32	−14.48%(f)	$183,316	0.80%	0.80%	0.94%	306%(f)

$—(g)	$25.39	1.43%(f)	$5,712	0.79%	0.79%	(0.15)%	13%(f)

$—(g)	$26.69	28.98%	$62,733	1.00%	0.80%	(0.27)%	1,304%
$—(g)	$20.83	−18.21%	$73,938	1.08%	0.80%	0.02%	1,425%
$—	$26.16	−47.90%	$102,043	0.97%	0.80%	1.29%	1,961%
$—(g)	$50.34	39.95%	$274,365	0.93%	0.80%	0.22%	1,133%
$—	$35.97	8.42%	$181,624	0.90%	0.80%	0.12%	974%

$—	$36.55	27.45%	$12,791	0.80%	0.80%	0.76%	1,448%
$—	$29.05	−4.03%	$11,620	0.80%	0.80%	0.77%	1,945%
$—	$30.68	−15.98%	$13,806	0.80%	0.80%	0.92%	1,980%
$—	$36.52	55.18%	$14,607	0.80%	0.80%	(0.07)%	1,846%
$—	$23.53	21.04%	$5,883	0.80%	0.80%	(0.12)%	1,637%

$—	$31.58	26.25%	$164,197	0.13%	0.10%	(0.04)%	2%
$—	$25.01	8.89%	$58,149	0.20%	0.10%	(0.10)%	1%
$—	$22.97	−7.72%(f)	$26,414	0.20%	0.10%	(0.10)%	1%(f)

$—	$44.06	19.33%	$482,497	0.14%	0.10%	(0.06)%	1%
$—	$36.93	8.31%	$291,716	0.20%	0.10%	(0.03)%	1%
$—	$34.09	−4.11%	$150,015	0.20%	0.12%	(0.70)%	2%
$—	$35.56	12.93%	$69,337	0.20%	0.20%	(0.14)%	1%
$—	$31.49	−11.93%	$28,338	0.47%	0.47%	2.47%	750%

The accompanying notes are an integral part of these financial statements.

93

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:
For the Year/Period Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investment(b)	Total from Investment Operations	From Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
Innovator Nasdaq-100 Managed Floor ETF
10/31/2024(m)	$25.00	$(0.03)	$2.56	$2.53	$—	$—	$(0.01)	$(0.01)
Innovator Power Buffer Step-Up Strategy ETF
10/31/2024	$26.35	(0.26)	5.29	5.03	—	—	—	—
10/31/2023	$24.62	(0.23)	1.95	1.72	—	—	—	—
10/31/2022(e)	$25.67	(0.14)	(0.93)	(1.07)	—	—	—	—
Innovator S&P Investment Grade Preferred ETF
10/31/2024	$16.73	1.11	2.58	3.69	(1.11)	—	—	(1.11)
10/31/2023	$17.90	0.99	(1.17)	(0.18)	(0.99)	—	—	(0.99)
10/31/2022	$24.22	1.00	(6.28)	(5.28)	(1.02)	—	(0.02)	(1.04)
10/31/2021	$24.02	1.14	0.27	1.41	(1.14)	—	(0.07)	(1.21)
10/31/2020	$24.11	1.23	(0.07)	1.16	(1.25)	—	—	(1.25)
Innovator U.S. Small Cap Managed Floor ETF
10/31/2024(n)	$25.00	0.02	0.46	0.48	—	—	—	—
Innovator Uncapped Accelerated U.S. Equity ETF
10/31/2024	$25.95	(0.27)	13.26	12.99	—	—	—	—
10/31/2023	$24.52	(0.21)	1.62	1.41	—	—	—	—
10/31/2022(o)	$26.88	(0.04)	(2.32)	(2.36)	—	—	—	—

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Portfolio turnover rate excludes in-kind transactions.
(d)	Annualized for periods less than one year.
(e)	Inception date of the Fund was March 7, 2022.
(f)	Not annualized for periods less than one year.
(g)	Amount represents less than $0.005 per share.
(h)	Amount represents less than 0.005%.
(i)	Inception date of the Fund was November 8, 2022.
(j)	Inception date of the Fund was November 16, 2022.
(k)	Inception date of the Fund was August 19, 2024.
(l)	Inception date of the Fund was February 8, 2022.
(m)	Inception date of the Fund was January 24, 2024.
(n)	Inception date of the Fund was September 16, 2024.
(o)	Inception date of the Fund was August 10, 2022.
The accompanying notes are an integral part of these financial statements.

94

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			SUPPLEMENTAL DATA AND RATIOS:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)

$—	$27.52	10.11%(f)	$207,761	0.89%	0.89%	(0.13)%	20%(f)

$—(g)	$31.38	19.06%	$96,492	0.89%	0.89%	(0.88)%	—%
$0.01	$26.35	7.04%	$78,378	0.89%	0.89%	(0.88)%	—%
$0.02	$24.62	−4.08%(f)	$33,856	0.89%	0.89%	(0.89)%	—%(f)

$—	$19.31	22.36%	$107,157	0.47%	0.47%	5.86%	33%
$—	$16.73	−1.32%	$97,887	0.47%	0.47%	5.37%	28%
$—	$17.90	−22.27%	$119,057	0.47%	0.47%	4.70%	46%
$—	$24.22	5.97%	$222,794	0.47%	0.47%	4.70%	68%
$—(g)	$24.02	5.04%	$127,315	0.47%	0.47%	5.15%	58%

$—	$25.48	1.92%(f)	$3,822	0.89%	0.89%	0.55%	24%(f)

$0.01	$38.95	50.11%	$34,085	0.79%	0.79%	(0.78)%	—%
$0.02	$25.95	5.85%	$15,570	0.79%	0.79%	(0.77)%	—%
$—(g)	$24.52	−8.79%(f)	$5,516	0.79%	0.79%	(0.78)%	—%(f)

The accompanying notes are an integral part of these financial statements.

95

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024
1. ORGANIZATION
Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust currently consists of multiple operational series, of which fourteen are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations	Tracking Index/Fund(a)
Innovator Buffer Step-Up Strategy ETF	BSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Deepwater Frontier Tech ETF	LOUP	July 24, 2018	Loup Frontier Tech Index
Innovator Equity Managed Floor ETF	SFLR	November 8, 2022	SPDR S&P 500® ETF Trust
Innovator Gradient Tactical Rotation Strategy ETF	IGTR	November 16, 2022	S&P Global Broad Market Index
Innovator Hedged Nasdaq-100 ETF	QHDG	August 19, 2024	Nasdaq-100 Index
Innovator IBD® 50 ETF	FFTY	April 8, 2015	IBD® 50 Index
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018	IBD® Breakout Stocks Index
Innovator Laddered Allocation Buffer ETF(b)	BUFB	February 8, 2022	MerQube U.S. Large Cap Equity Buffer Laddered Index
Innovator Laddered Allocation Power Buffer ETF(c)	BUFF	October 19, 2016	Refinitiv Laddered Power Buffer Strategy Index
Innovator Nasdaq-100 Managed Floor ETF	QFLR	January 24, 2024	Nasdaq-100 Index
Innovator Power Buffer Step-Up Strategy ETF	PSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator S&P Investment Grade Preferred ETF	EPRF	May 23, 2016	S&P U.S. High Quality Preferred Stock Index
Innovator U.S. Small Cap Managed Floor ETF	RFLR	September 16, 2024	Russell 2000 Index
Innovator Uncapped Accelerated U.S. Equity ETF	XUSP	August 10, 2022	SPDR S&P 500® ETF Trust

(a)	Each Fund individually seeks to track their respective index or Fund, before fees and expenses.
(b)
BUFB seeks to achieve its investment objective by investing primarily in other Innovator ETFs (Affiliated Fund of Fund structure) that themselves seek investment results corresponding to their own respective underlying indexes. In addition to its own fees and expenses, BUFB will pay indirectly a proportional share of the fees and expenses of the underlying Innovator ETFs in which it invests, including advisory and administration fees (Acquired Fund Fees and Expenses).

(c)
BUFF seeks to achieve its investment objective by investing primarily in other Innovator ETFs (Affiliated Fund of Fund structure) that themselves seek investment results corresponding to their own respective underlying indexes. In addition to its own fees and expenses, BUFF will pay indirectly a proportional share of the fees and expenses of the underlying Innovator ETFs in which it invests, including advisory and administration fees (Acquired Fund Fees and Expenses). Prior to August 11, 2020, BUFF sought investment results that generally corresponded, before fees and expenses, to the Lunt Capital U.S. Large Cap Equity Rotation Index.

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	TFJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	TBJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator Defined Wealth Shield ETF	BALT	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator Emerging Markets 10 Buffer ETF - Quarterly	EBUF	June 28, 2024	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - April	EAPR	March 31, 2021	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - January	EJAN	December 31, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - July	EJUL	June 28, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - October	EOCT	September 30, 2021	iShares MSCI Emerging Markets ETF
Innovator Equity Defined Protection ETF - 1 Yr August	ZAUG	July 31, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 1 Yr July	ZJUL	June 28, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 1 Yr November	ZNOV	October 31, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 1 Yr October	ZOCT	September 30, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 1 Yr September	ZSEP	August 30, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 2 Yr to April 2026	AAPR	March 28, 2024	S&P 500® Index

96

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator Equity Defined Protection ETF - 2 Yr to January 2026	AJAN	December 29, 2023	S&P 500® Index
Innovator Equity Defined Protection ETF - 2 Yr to July 2025	TJUL	July 17, 2023	S&P 500® Index
Innovator Equity Defined Protection ETF - 2 Yr to July 2026	AJUL	June 28, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 2 Yr to October 2026	AOCT	September 30, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct	APOC	September 30, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul	JAJL	June 28, 2024	S&P 500® Index
Innovator Growth Accelerated ETF - Quarterly	XDQQ	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - April	QTAP	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - January	QTJA	December 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - July	QTJL	June 30, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - October	QTOC	September 30, 2021	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - April	NAPR	March 31, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - August	NAUG	July 31, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - January	NJAN	December 31, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - July	NJUL	June 30, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - June	NJUN	May 31, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - November	NNOV	October 31, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - October	NOCT	September 30, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - September	NSEP	August 30, 2024	Invesco QQQ Trust
Innovator International Developed 10 Buffer ETF - Quarterly	IBUF	June 28, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - April	IAPR	March 31, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - August	IAUG	July 31, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - December	IDEC	November 30, 2023	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - February	IFEB	January 31, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - January	IJAN	December 31, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - July	IJUL	June 28, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - June	IJUN	May 31, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - March	IMAR	February 29, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - May	IMAY	April 30, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - November	INOV	October 31, 2023	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - October	IOCT	September 30, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - September	ISEP	August 31, 2023	iShares MSCI EAFE ETF
Innovator Nasdaq-100 10 Buffer ETF - Quarterly	QBUF	June 28, 2024	Nasdaq-100 Index
Innovator Premium Income 10 Barrier ETF - April	APRD	March 31, 2023	S&P 500® Index
Innovator Premium Income 10 Barrier ETF - January	JAND	December 29, 2023	S&P 500® Index
Innovator Premium Income 10 Barrier ETF - July	JULD	June 30, 2023	S&P 500® Index
Innovator Premium Income 10 Barrier ETF - October	OCTD	September 29, 2023	S&P 500® Index
Innovator Premium Income 15 Buffer ETF - April	LAPR	March 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF - January	LJAN	December 29, 2023	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF - July	LJUL	June 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF - October	LOCT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator Premium Income 20 Barrier ETF - April	APRH	March 31, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF - January	JANH	December 29, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF - July	JULH	June 30, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF - October	OCTH	September 29, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - April	APRJ	March 31, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - January	JANJ	December 29, 2023	S&P 500® Index

97

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator Premium Income 30 Barrier ETF - July	JULJ	June 30, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - October	OCTJ	September 29, 2023	S&P 500® Index
Innovator Premium Income 40 Barrier ETF - April	APRQ	March 31, 2023	S&P 500® Index
Innovator Premium Income 40 Barrier ETF - January	JANQ	December 29, 2023	S&P 500® Index
Innovator Premium Income 40 Barrier ETF - July	JULQ	June 30, 2023	S&P 500® Index
Innovator Premium Income 40 Barrier ETF - October	OCTQ	September 29, 2023	S&P 500® Index
Innovator Premium Income 9 Buffer ETF - April	HAPR	March 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 9 Buffer ETF - January	HJAN	December 29, 2023	SPDR S&P 500® ETF Trust
Innovator Premium Income 9 Buffer ETF - July	HJUL	June 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 9 Buffer ETF - October	HOCT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator U.S. Equity 10 Buffer ETF - Quarterly	ZALT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly	EALT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - April	XBAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - January	XBJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - July	XBJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - October	XBOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - April	XDAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - January	XDJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - July	XDJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - October	XDOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - Quarterly	XDSQ	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - April	XTAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - January	XTJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - July	XTJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - October	XTOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - April	BAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - August	BAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - December	BDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - February	BFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - January	BJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - July	BJUL	August 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - June	BJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - March	BMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - May	BMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - November	BNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - October	BOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - September	BSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - April	PAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - July	PJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - June	PJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - October	POCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - August	PAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - December	PDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - February	PFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - January	PJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - March	PMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - May	PMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - November	PNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - September	PSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - April	UAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - August	UAUG	July 31, 2019	SPDR S&P 500® ETF Trust

98

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator U.S. Equity Ultra Buffer ETF - December	UDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - February	UFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - January	UJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - July	UJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - June	UJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - March	UMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - May	UMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - November	UNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - October	UOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - September	USEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly	RBUF	June 28, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - April	KAPR	March 31, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - August	KAUG	July 31, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - January	KJAN	December 31, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - July	KJUL	June 30, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - June	KJUN	May 31, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - November	KNOV	October 31, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - October	KOCT	September 30, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - September	KSEP	August 30, 2024	iShares Russell 2000 ETF

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b-1 fee to their shareholders. FFTY, BOUT, LOUP, BSTP, PSTP, QFLR, SFLR, RFLR and IGTR list and principally trade their shares on NYSE Arca, Inc. (“NYSE”), EPRF, BUFF, BUFB and XUSP list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX”). QHDG lists and principally trades its shares on Nasdaq Global Market (“Nasdaq”).
BSTP and PSTP employ a “step-up strategy” in which the sub-adviser will seek to opportunistically manage the respective Fund’s investment exposure by periodically terminating its FLEX Options investments earlier than its one-year expiration date and immediately reset the respective Fund’s options portfolio for a new one-year period. The “step-up strategy” seeks to help a Fund’s shareholder offset the timing risks inherent in owning an options package for one year. BSTP, PSTP and XUSP do not pursue a “defined outcome strategy” or seek to achieve the full one-year investment outcomes of the options portfolio held. Unlike other Innovator ETFs that utilize a defined outcome investment strategy, they do not seek to provide shareholders with a set buffer percentage and maximum upside potential over any specified time period.
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Valuation: The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.
Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Adviser, as the Trust’s Valuation Designee (“Valuation Designee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

99

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Common stocks, preferred stocks, exchange traded funds and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s net asset value per share as provided by the underlying fund’s administrator. Fixed income securities, swaps, currency–, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Valuation Designee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Valuation Designee.
Exchange-traded option contracts (other than FLEX Option contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Trust’s valuation procedures.
If no quotation can be obtained from a pricing service, then the Valuation Designee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Valuation Designee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Valuation Designee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.
Fair Valuation Measurement: FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC Topic 820, “Fair Value Measurement” (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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October 31, 2024(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following table summarizes valuation of the Funds’ investments under the fair value hierarchy as of October 31, 2024:
Innovator Buffer Step-Up Strategy ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$66,779,400	$—	$66,779,400
Total Investments	$—	$66,779,400	$—	$66,779,400
Liabilities:
Investments:
Written Options	$—	$2,686,129	$—	$2,686,129
Total Investments	$—	$2,686,129	$—	$2,686,129

Innovator Deepwater Frontier Tech ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$55,506,066	$—	$—	$55,506,066
Preferred Stocks	1,565,991	—	—	1,565,991
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	5,626,632
Total Investments	$57,072,057	$—	$—	$62,698,689

Innovator Equity Managed Floor ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$488,786,818	$—	$—	$488,786,818
Real Estate Investment Trusts	10,157,195	—	—	10,157,195
Purchased Options	6,813,504	—	—	6,813,504
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	21,380,083
Total Investments	$505,757,517	$—	$—	$527,137,600

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October 31, 2024(Continued)
Innovator Equity Managed Floor ETF (Continued)

	Level 1	Level 2	Level 3	Total
Liabilities:
Investments:
Written Options	$184,362	$—	$—	$184,362
Total Investments	$184,362	$—	$—	$184,362

Innovator Gradient Tactical Rotation Strategy ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$147,194,025	$—	$—	$147,194,025
Preferred Stocks	3,220,875	—	—	3,220,875
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	5,999,779
U.S. Treasury Bills	—	1,039,349	—	1,039,349
Total Investments	$150,414,900	$1,039,349	$—	$157,454,028

Innovator Hedged Nasdaq-100 ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$5,657,346	$—	$—	$5,657,346
Purchased Options	—	113,958	—	113,958
Total Investments	$5,657,346	$113,958	$—	$5,771,304
Liabilities:
Investments:
Written Options	$—	$64,584	$—	$64,584
Total Investments	$—	$64,584	$—	$64,584

Innovator IBD 50 ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$62,359,374	$—	$—	$62,359,374
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	20,185,538
Total Investments	$62,359,374	$—	$—	$82,544,912

Innovator IBD Breakout Opportunities ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$11,872,153	$—	$—	$11,872,153
Real Estate Investment Trusts	915,580	—	—	915,580
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	3,961,411
Total Investments	$12,787,733	$—	$—	$16,749,144

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Notes to Financial Statements
October 31, 2024(Continued)
Innovator Laddered Allocation Buffer ETF

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Exchange Traded Funds	$164,014,668	$—	$—	$164,014,668
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	345,975
Total Investments	$164,014,668	$—	$—	$164,360,643

Innovator Laddered Allocation Power Buffer ETF

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Exchange Traded Funds	$481,743,900	$—	$—	$481,743,900
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	3,324,275
Total Investments	$481,743,900	$—	$—	$485,068,175

Innovator Nasdaq-100 Managed Floor ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$200,278,420	$—	$—	$200,278,420
Purchased Options	4,117,846	—	—	4,117,846
Total Investments	$204,396,266	$—	$—	$204,396,266
Liabilities:
Investments:
Written Options	$176,470	$—	$—	$176,470
Total Investments	$176,470	$—	$—	$176,470

Innovator Power Buffer Step-Up Strategy ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$100,366,196	$—	$100,366,196
Total Investments	$—	$100,366,196	$—	$100,366,196
Liabilities:
Investments:
Written Options	$—	$3,927,941	$—	$3,927,941
Total Investments	$—	$3,927,941	$—	$3,927,941

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Notes to Financial Statements
October 31, 2024(Continued)
Innovator S&P Investment Grade Preferred ETF

	Level 1	Level 2	Level 3	Total
Investments:
Preferred Stocks	$87,650,386	$—	$—	$87,650,386
Real Estate Investment Trusts	14,204,424	—	—	14,204,424
Convertible Preferred Stocks	5,124,885	—	—	5,124,885
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	9,738,011
Total Investments	$106,979,695	$—	$—	$116,717,706

Innovator U.S. Small Cap Managed Floor ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$3,368,186	$1,478	$—	$3,369,664
Real Estate Investment Trusts	266,385	—	—	266,385
Purchased Options	27,434	68,420	—	95,854
Total Investments	$3,662,005	$69,898	$—	$3,731,903
Liabilities:
Investments:
Written Options	$4,308	$2,350	$—	$6,658
Total Investments	$4,308	$2,350	$—	$6,658

Innovator Uncapped Accelerated U.S. Equity ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$37,874,175	$—	$37,874,175
Total Investments	$—	$37,874,175	$—	$37,874,175
Liabilities:
Investments:
Written Options	$—	$3,862,209	$—	$3,862,209
Total Investments	$—	$3,862,209	$—	$3,862,209

(a)
In accordance with ASC 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedules of Investments.

See the Schedules of Investments for the investments detailed by industry classification.
There were no Level 3 investments for the Funds during the year or period ended October 31.
Option Contracts: In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

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Notes to Financial Statements
October 31, 2024(Continued)
BSTP, PSTP and XUSP invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.
BSTP, PSTP and XUSP will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.
When BSTP, PSTP and XUSP purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
When BSTP, PSTP and XUSP write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. BSTP, PSTP and XUSP, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.
All of the FLEX Option contracts held by BSTP, PSTP and XUSP are fully funded and cash settled, therefore balance sheet offsetting under U.S. GAAP does not apply.
BSTP, PSTP and XUSP bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

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Notes to Financial Statements
October 31, 2024(Continued)
The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of October 31, 2024 are as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
BSTP	$66,779,400	$2,686,129
SFLR	6,813,504	184,362
QHDG	113,958	64,584
QFLR	4,117,846	176,470
PSTP	100,366,196	3,927,941
RFLR	95,854	6,658
XUSP	37,874,175	3,862,209

The effect of derivative instruments on the Statements of Operations for the period ended October 31, 2024:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Purchased options(a)	Purchased options in-kind(b)	Options written	Options written in-kind(b)
BSTP	$3,091,377	$9,137,039	$(1,218,919)	$967,567
SFLR	(2,374,596)	—	(11,021,872)	—
QHDG	(38,188)	—	11,875	15,928
QFLR	(611,505)	—	(3,739,192)	—
PSTP	12,988,831	7,770,710	(5,096,317)	182,806
RFLR	2,036	—	35,415	—
XUSP	739,455	10,782,213	(2,772,067)	(220,086)

(a)	Amount is included in realized gain/(loss) on investments on the Statement of Operations.
(b)	Amount is included in realized gain/(loss) in-kind on the Statements of Operations.

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Purchased options(c)	Options written
BSTP	$(364,963)	$56,865
SFLR	(2,526,882)	1,070,180
QHDG	(780)	39,571
QFLR	(1,292,779)	640,711
PSTP	(590,816)	184,147
RFLR	(12,239)	12,257
XUSP	802,070	(1,181,295)

(c)	Amount is included in the change in unrealized appreciation/(depreciation) on investments on the Statements of Operations.

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Notes to Financial Statements
October 31, 2024(Continued)
The average volume of derivative activity during the year or period ended October 31, 2024, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
BSTP	$56,989,006	$(1,974,205)
SFLR	2,657,978	(410,850)
QHDG	72,264	(50,767)
QFLR	1,963,444	(240,266)
PSTP	89,355,099	(3,476,386)
RFLR	78,522	(8,551)
XUSP	26,969,968	(3,109,450)

Use of Estimates: In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Guarantees and Indemnifications: In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.
Tax Information: The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute all of their net investment income and capital gains to shareholders.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the year or period ended October 31, 2024, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of October 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. As of October 31, 2024, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital. These reclassifications have no effect on net assets or net

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Notes to Financial Statements
October 31, 2024(Continued)
asset value per share. For the year or period ended October 31, 2024, the Funds made the following permanent book-to-tax reclassifications primarily related to net operating loss forfeitures and redemptions in kind:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
BSTP	$(9,772,189)	$9,772,189
LOUP	(886,949)	886,949
SFLR	(10,435,007)	10,435,007
IGTR	(14,780,080)	14,780,080
QHDG	(98,374)	98,374
FFTY	(3,573,455)	3,573,455
BOUT	(91,559)	91,559
BUFB	(2,085,992)	2,085,992
BUFF	(21,634,185)	21,634,185
QFLR	(2,014,111)	2,014,111
PSTP	(7,341,937)	7,341,937
EPRF	(770,846)	770,846
RFLR	—	—
XUSP	(10,048,927)	10,048,927

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. FFTY, BOUT, LOUP, BUFF, BUFB, BSTP, PSTP, XUSP and IGTR intend to pay out dividends from their net investment income, if any, annually. EPRF, SFLR, QFLR, RFLR and QHDG intend to pay out dividends from its net investment income, if any, monthly and quarterly, respectively. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.
Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. The Trust determines the gain or loss realized from investment transactions on the basis of identified cost. Dividend income, if any, is recognized on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.
Distributions received from investments in master limited partnerships (“MLPs”), closed-end funds, real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, estimates are used to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP, closed-end fund, REIT or royalty trust and other industry sources. These estimates may subsequently be revised and reflected on the Form 1099 received by shareholders based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end. The distributions received from MLPs, REITs, closed-end funds, and royalty trust securities that have been classified as income and capital gains are included in dividend income and net realized gain/(loss) on investments, respectively, on the Statements of Operations. The distributions received that are classified as return of capital reduce the cost of investments on the Statements of Assets and Liabilities.
Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. Foreign securities are recorded in the financial statements after translation to U.S. dollars

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Notes to Financial Statements
October 31, 2024(Continued)
based on the applicable exchange rate at the end of the period. The Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
3. INVESTMENT ADVISOR AND OTHER AFFILIATES
Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to investment advisory agreements between the Trust and the Adviser with respect to the Funds (“Advisory Agreements”) and, pursuant to the Advisory Agreements, is responsible for the day-to-day management of the Funds.
Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to FFTY, FFTY pays monthly the Adviser a management fee calculated daily based on the average daily net assets of the Fund.
Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds, excluding FFTY, each respective Fund pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund. During the term of the Advisory Agreement, the Adviser pays all expenses of the respective Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the Execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Penserra Capital Management, LLC (“Penserra”), Milliman Financial Risk Management, LLC (“Milliman”), Parametric Portfolio Associates (“Parametric”), and Gradient Investments, LLC (“Gradient”)(collectively the “Sub-Advisers”) act as sub-adviser to the Funds pursuant to sub-advisory agreements between the Adviser and respective Sub-Adviser with respect to the Funds (“Sub-Advisory Agreements”) and, pursuant to the Sub-Advisory Agreements, are responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Advisers are responsible for the day-to-day management of the Fund’s portfolios. Pursuant to the Sub-Advisory Agreements between the Adviser and the respective Sub-Adviser, the Adviser pays the Sub-Advisers a fee, based on the Funds’ average daily net assets, for the services and facilities they provide payable on a monthly basis.

	Management/ Unitary Fee Rate	Sub-Adviser
BSTP	0.89%	Milliman
LOUP	0.70%	Penserra
SFLR	0.89%	Parametric
IGTR	0.80%	Penserra/Gradient
QHDG	0.79%	Milliman
FFTY	0.70%	Penserra
BOUT	0.80%	Penserra
BUFB	0.10%	Penserra
BUFF	0.10%	Penserra
QFLR	0.89%	Parametric
PSTP	0.89%	Milliman
EPRF	0.47%	Penserra
RFLR	0.89%	Parametric
XUSP	0.79%	Milliman

Certain trustees and officers of the Trust are affiliated with the Adviser. Excluding FFTY, Trustee compensation is paid for by the Adviser.
Pursuant to the Advisory Agreement between the Trust and the Adviser with respect to BUFF and BUFB, the Adviser had agreed to waive unitary fees of 0.10% of average daily net assets of the respective Fund beginning February 9, 2022 until the waiving of unitary fees subsequently ceased March 31, 2024. The waiver was terminated by action of the Trust’s board upon 60 days written notice. Beginning April 1, 2024, BUFF and BUFB each pays monthly

109

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Notes to Financial Statements
October 31, 2024(Continued)
the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.10%. The Adviser is not entitled to recoup any of the fees that it waived.
The Trust entered into an Expense Limitation Agreement on behalf of FFTY with the Adviser. Under the terms of the Expense Limitation Agreement with FFTY, the Adviser contractually agreed to waive their advisory fees and/or assume as their own expense, certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets of FFTY until August 31, 2025. Pursuant to the terms of the Expense Limitation Agreement, Innovator is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and/or expense payments. The Fund may only make such repayment to the Adviser if, after the recoupment payment has been taken into account, it does not cause the Fund’s expense ratio to exceed either the expense cap in place at the time the expenses were waived or the Fund’s current expense cap. For the year ended October 31, 2024, the Adviser waived $168,974 of their advisory fees for FFTY and recouped $6,039 of their previously waived fees. The table below indicates the amount of fees that the Adviser may recoup:

	Recovery Expiring in*:
	FYE 10/31/2025	FYE 10/31/2026	FYE 10/31/2027	Total
FFTY	$291,430	$256,501	$168,974	$716,905

*	Recoupment expires on a rolling monthly basis three years following the respective fee waivers.
4. INVESTMENT TRANSACTIONS
For the year or period ended October 31, 2024, the cost of purchases and proceeds from sales of investment securities, other than in-kind purchases and sales and short-term investments were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
BSTP	$ —	$—	$ —	$—
LOUP	—	83,082,469	—	82,766,472
SFLR	—	22,133,690	—	39,478,729
IGTR	—	800,790,499	—	804,227,089
QHDG	—	3,045,735	—	560,376
FFTY	—	1,057,784,772	—	1,059,289,034
BOUT	—	185,778,931	—	185,301,494
BUFB	—	4,083,896	—	1,822,185
BUFF	—	6,857,059	—	3,163,859
QFLR	—	24,011,543	—	26,422,286
PSTP	—	—	—	—
EPRF	—	35,354,937	—	35,446,908
RFLR	—	3,157,433	—	732,340
XUSP	—	—	—	—

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Notes to Financial Statements
October 31, 2024(Continued)
For the year or period ended October 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Creations	In-Kind Redemptions
BSTP	$—	$261,702,157
LOUP	10,370,709	4,479,455
SFLR	428,765,410	63,284,450
IGTR	59,699,114	126,351,412
QHDG	4,993,242	1,853,442
FFTY	15,607,292	47,325,179
BOUT	—	1,728,272
BUFB	93,153,142	10,673,302
BUFF	226,980,324	107,349,612
QFLR	199,269,123	9,443,524
PSTP	4,876,482	280,245,648
EPRF	10,510,915	15,877,524
RFLR	1,190,897	—
XUSP	2,372,054	96,554,724

Net capital gains or losses resulting from in-kind redemptions are excluded for the Funds’ taxable gains and are not distributed to shareholders.
5. CREATION AND REDEMPTION TRANSACTIONS
There are an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the applicable Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.
The Funds issue and redeem shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed for cash or in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Additional charges received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
6. SECURITIES LENDING
The Funds, excluding BSTP, PSTP and XUSP, may lend up to 33 1∕3% of the value of the securities in their respective portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the Funds’ custodian (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include

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Notes to Financial Statements
October 31, 2024(Continued)
U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Funds’ Schedules of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. Mount Vernon has an overnight and continuous maturity. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. In the event of a borrower’s material default, the Agent shall take all actions the Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Agents’ expense, or pay the Funds an amount equal to the market value of the loaned securities, subject to certain limitations.
As of October 31, 2024, the values of the securities on loan, cash collateral received, and fees and interest were as follows:

	Value of Securities on Loan	Cash Collateral Received	Fees and Interest Earned
LOUP	$5,339,028	$5,626,632	$16,492
SFLR	20,526,608	21,380,083	110,504
IGTR	5,789,564	5,999,779	13,369
FFTY	19,440,670	20,185,538	68,539
BOUT	3,753,125	3,961,410	48,116
BUFB	335,244	345,975	60,667
BUFF	3,234,157	3,324,275	161,317
EPRF	9,462,131	9,738,010	291,851

Due to the absence of a master netting agreement related to the applicable Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.
7. FEDERAL INCOME TAX INFORMATION
At October 31, 2024, the cost of investments including options written and net unrealized appreciation/ (depreciation) for federal income tax purposes were as follows:

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
BSTP	$64,409,700	$151,485	$(467,914)	$(316,429)
LOUP	51,521,548	13,159,449	(1,982,308)	11,177,141
SFLR	481,145,681	52,978,949	(7,171,394)	45,807,555
IGTR	166,780,742	2,029,485	(11,356,245)	(9,326,760)
QHDG	5,691,707	156,551	(141,537)	15,014
FFTY	78,959,913	5,942,522	(2,357,523)	3,584,999
BOUT	16,013,968	928,924	(193,748)	735,176
BUFB	144,613,022	19,823,782	(76,161)	19,747,621
BUFF	427,215,934	58,001,362	(149,122)	57,852,240
QFLR	192,128,885	18,692,914	(6,602,003)	12,090,911
PSTP	96,861,140	418,576	(841,461)	(422,885)
EPRF	123,782,108	2,705,715	(9,770,117)	(7,064,402)
RFLR	3,634,032	182,136	(90,923)	91,213
XUSP	35,375,103	41,279	(1,404,416)	(1,363,137)

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Notes to Financial Statements
October 31, 2024(Continued)
The differences between book basis and tax basis cost on investments and net unrealized appreciation/(depreciation) are primarily attributable to wash sale loss deferrals, investments in PFICs, tax treatment of derivatives and partnership investments.
As of October 31, 2024, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Accumulated Capital and Other Losses	Distributions Payable	Undistributed Net Ordinary Income	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
BSTP	$(2,069,385)	$—	$—	$(316,429)	$(2,385,814)
LOUP	(31,891,657)	—	—	11,177,141	(20,714,516)
SFLR	(17,920,046)	—	—	45,807,555	27,887,509
IGTR	(20,795,819)	—	2,898,518	(9,326,760)	(27,224,061)
QHDG	(54,717)	—	—	15,014	(39,703)
FFTY	(317,591,462)	—	217,930	3,584,999	(313,788,533)
BOUT	(10,814,483)	—	—	735,176	(10,079,307)
BUFB	(120,066)	—	—	19,747,621	19,627,555
BUFF	(39,033,889)	—	—	57,852,240	18,818,351
QFLR	(6,361,116)	—	—	12,090,911	5,729,795
PSTP	(2,771,213)	—	—	(422,885)	(3,194,098)
EPRF	(32,547,488)	(555,000)	—	(7,064,402)	(40,166,890)
RFLR	(33,231)	—	2,405	91,213	60,387
XUSP	(2,334,824)	—	—	(1,363,137)	(3,697,961)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year.
At October 31, 2024, the Funds deferred the following qualified late year ordinary losses:

Late Year Ordinary Losses
BSTP	$ 421,616
LOUP	611,546
SFLR	—
IGTR	—
QHDG	1,147
FFTY	—
BOUT	22,901
BUFB	120,066
BUFF	446,603
QFLR	116,895
PSTP	637,218
EPRF	—
RFLR	—
XUSP	163,588

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Notes to Financial Statements
October 31, 2024(Continued)
At October 31, 2024, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

	Indefinite Short-Term	Indefinite Long-Term
BSTP	$1,647,769	$—
LOUP	21,516,977	9,762,972
SFLR	11,115,732	6,804,314
IGTR	20,789,728	—
QHDG	53,570	—
FFTY	316,891,661	—
BOUT	10,788,024	—
BUFB	—	—
BUFF	38,587,286	—
QFLR	4,384,954	1,859,267
PSTP	2,133,995	—
EPRF	9,021,698	23,493,315
RFLR	28,536	—
XUSP	2,171,236	—

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2024, the following capital loss carryforwards available were utilized:

Capital Loss Carryforwards Utilized
BSTP	$1,872,458
LOUP	2,762,071
IGTR	21,700,841
FFTY	10,232,843
BOUT	2,285,064
BUFB	1
BUFF	1,252
PSTP	7,892,514

All other Funds did not utilize capital loss carryforwards during the current tax year ended October 31, 2024.
The tax character of the distributions paid by the Funds during the fiscal years or period ended October 31, 2024 and October 31, 2023 were as follows:

	2024 Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
SFLR	$ 1,280,701	$ 448,389	$—	$ 1,729,090
IGTR	1,616,420	—	—	1,616,420
FFTY	551,275	—	—	551,275
BOUT	176,880	—	—	176,880
QFLR	—	—	28,037	28,037
EPRF	6,351,047	—	—	6,351,047

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Notes to Financial Statements
October 31, 2024(Continued)

	2023 Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
SFLR	$182,955	$ —	$ —	$182,955
IGTR	995,295	—	—	995,295
FFTY	2,139,291	—	—	2,139,291
BOUT	179,202	—	—	179,202
EPRF	6,171,173	—	—	6,171,173

All other Funds did not pay any distributions during the fiscal years ended October 31, 2024 and October 31, 2023.
8. TRANSACTIONS WITH AFFILITATES
BUFF and BUFB had the following transactions during the year ended October 31, 2024 with affiliated companies:
BUFF

					Year Ended October 31, 2024
Security Name	Value as of November 1, 2023	Purchases	Sales	Value as of October 31, 2024	Share Balance	Dividend Income	Net Realized Gain (Loss) on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)
Innovator U.S. Equity Power Buffer ETF - January	$24,184,896	$19,158,143	$8,995,529	$40,342,291	973,901	$ —	$1,937,778	$4,057,003
Innovator U.S. Equity Power Buffer ETF - February	24,256,332	19,167,663	8,913,723	40,276,143	1,116,298	—	1,819,539	3,946,332
Innovator U.S. Equity Power Buffer ETF - March	24,388,455	19,678,792	9,347,660	40,111,318	1,023,509	—	1,923,928	3,467,803
Innovator U.S. Equity Power Buffer ETF - April	24,357,930	19,826,087	9,700,962	39,997,046	1,115,989	—	1,913,258	3,600,733
Innovator U.S. Equity Power Buffer ETF - May	24,352,697	19,145,596	9,365,991	40,222,127	1,141,539	—	1,374,601	4,715,224
Innovator U.S. Equity Power Buffer ETF - June	24,418,943	19,049,425	8,806,492	40,109,672	1,090,233	—	1,304,090	4,143,706
Innovator U.S. Equity Power Buffer ETF - July	24,348,294	19,138,118	9,521,595	39,931,091	992,570	—	2,064,602	3,901,672
Innovator U.S. Equity Power Buffer ETF - August	24,374,240	19,285,318	10,294,820	39,953,058	1,060,044	—	1,959,407	4,628,913
Innovator U.S. Equity Power Buffer ETF - September	24,367,909	19,178,482	9,139,975	39,959,973	1,043,069	—	1,955,188	3,598,369
Innovator U.S. Equity Power Buffer ETF - October	24,428,663	19,861,228	8,681,791	39,841,715	1,030,034	—	2,117,933	2,115,682
Innovator U.S. Equity Power Buffer ETF - November	23,960,379	20,785,446	8,543,934	40,485,708	1,090,671	—	1,603,375	2,680,442
Innovator U.S. Equity Power Buffer ETF - December	23,983,254	19,563,085	9,200,998	40,513,758	1,050,668	—	1,779,412	4,389,005
Total				$481,743,900		$—	$21,753,111	$ 45,244,884

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Notes to Financial Statements
October 31, 2024(Continued)
BUFB

					Year Ended October 31, 2024
Security Name	Value as of November 1, 2023	Purchases	Sales	Value as of October 31, 2024	Share Balance	Dividend Income	Net Realized Gain (Loss) on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)
Innovator U.S. Equity Buffer ETF - January	$4,812,154	$8,072,691	$1,092,749	$13,724,292	293,945	$ —	$188,603	$1,743,593
Innovator U.S. Equity Buffer ETF - February	4,834,251	8,070,153	1,050,015	13,714,929	326,288	—	192,664	1,667,876
Innovator U.S. Equity Buffer ETF - March	4,838,945	8,082,905	1,033,500	13,638,121	303,812	—	186,892	1,562,879
Innovator U.S. Equity Buffer ETF - April	4,842,646	8,115,372	1,079,509	13,618,427	315,291	—	187,968	1,551,950
Innovator U.S. Equity Buffer ETF - May	4,845,248	8,016,169	1,161,829	13,675,997	347,140	—	155,751	1,820,658
Innovator U.S. Equity Buffer ETF - June	4,844,031	7,948,485	890,776	13,642,207	336,251	—	150,206	1,590,261
Innovator U.S. Equity Buffer ETF - July	4,851,000	7,972,747	1,134,458	13,592,854	312,911	—	186,742	1,716,823
Innovator U.S. Equity Buffer ETF - August	4,846,891	8,015,788	1,411,809	13,619,704	319,839	—	178,187	1,990,647
Innovator U.S. Equity Buffer ETF - September	4,848,635	7,953,638	966,207	13,616,760	324,732	—	180,660	1,600,034
Innovator U.S. Equity Buffer ETF - October	4,858,400	8,318,605	883,603	13,601,877	322,243	—	177,958	1,130,517
Innovator U.S. Equity Buffer ETF - November	4,805,954	8,538,500	871,898	13,797,068	359,814	—	148,091	1,176,421
Innovator U.S. Equity Buffer ETF - December	4,822,611	8,131,986	919,134	13,772,432	318,156	—	174,665	1,562,304
Total				$164,014,668		$—	$2,108,387	$ 19,113,963

9. SUBSEQUENT EVENT
Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of Innovator ETFs Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written, of Innovator Buffer Step-Up Strategy ETF, Innovator Deepwater Frontier Tech ETF, Innovator Equity Managed Floor ETF, Innovator Gradient Tactical Rotation Strategy ETF, Innovator Hedged Nasdaq-100 ETF, Innovator IBD® 50 ETF, Innovator IBD® Breakout Opportunities ETF, Innovator Laddered Allocation Buffer ETF, Innovator Laddered Allocation Power Buffer ETF, Innovator S&P Investment Grade Preferred ETF, Innovator Nasdaq-100 Managed Floor ETF, Innovator Power Buffer Step-Up Strategy ETF, Innovator Uncapped Accelerated U.S. Equity ETF and Innovator U.S. Small Cap Managed Floor ETF (the “Funds”), each a series of Innovator ETFs Trust, as of October 31, 2024, the related statements of operations, the statements of changes in net assets, the financial highlights, and the related notes, for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Innovator Deepwater Frontier Tech ETF, Innovator IBD® 50 ETF, Innovator IBD® Breakout Opportunities ETF, Innovator Laddered Allocation Power Buffer ETF and Innovator S&P Investment Grade Preferred ETF	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022, 2021, and 2020
Innovator Laddered Allocation Buffer ETF	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023 and for the period from February 8, 2022 (commencement of operations) through October 31, 2022
Innovator Buffer Step-Up Strategy ETF and Innovator Power Buffer Step-Up Strategy ETF	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023 and for the period from March 7, 2022 (commencement of operations) through October 31, 2022
Innovator Uncapped Accelerated U.S. Equity ETF	For the year ended October 31, 2024	For the year ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023 and for the period from August 10, 2022 (commencement of operations) through October 31, 2022
Innovator Equity Managed Floor ETF	For the year ended October 31, 2024	For the year ended October 31, 2024 and for the period from November 8, 2022 (commencement of operations) through October 31, 2023

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Innovator Gradient Tactical Rotation Strategy ETF	For the year ended October 31, 2024	For the year ended October 31, 2024 and for the period from November 16, 2022 (commencement of operations) through October 31, 2023
Innovator Nasdaq-100 Managed Floor ETF	For the period from January 24, 2024 (commencement of operations) through October 31, 2024
Innovator Hedged Nasdaq-100 ETF	For the period from August 19, 2024, (commencement of operations) through October 31, 2024
Innovator U.S. Small Cap Managed Floor ETF	For the period from September 16, 2024 (commencement of operations) through October 31, 2024

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Innovator Capital Management, LLC’s investment companies since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 27, 2024

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INNOVATOR ETFs TRUST
Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:
Innovator IBD® 50 ETF
Innovator IBD® Breakout Opportunities ETF
Innovator Deepwater Frontier Tech ETF
Innovator S&P Investment Grade Preferred ETF
Innovator Laddered Allocation Power Buffer ETF
Innovator Laddered Allocation Buffer ETF
Innovator Gradient Tactical Rotation Strategy ETF
Innovator Nasdaq-100 Managed Floor
Innovator Equity Managed Floor
Innovator Buffer Step-Up Strategy ETF
Innovator Power Buffer Step-Up Strategy ETF
Innovator Uncapped Accelerated U.S. Equity ETF
At a quarterly Board meeting held on June 13, 2024, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator IBD® 50 ETF, Innovator IBD® Breakout Opportunities ETF, Innovator Deepwater Frontier Tech ETF, Innovator S&P Investment Grade Preferred ETF, Innovator Laddered Allocation Power Buffer ETF, Innovator Laddered Allocation Buffer ETF, Innovator Gradient Tactical Rotation Strategy ETF, Innovator Nasdaq-100 Managed Floor, Innovator Equity Managed Floor, Innovator Buffer Step-Up Strategy ETF, Innovator Power Buffer Step-Up Strategy ETF, and Innovator Uncapped Accelerated U.S. Equity ETF (the “Funds”), and the Sub-Advisory Agreements among the Trust, on behalf of the Funds, the Adviser, Penserra Capital Management LLC (“Penserra”), Milliman Financial Risk Management LLC (“Milliman”), Gradient Investments, LLC (“Gradient”), and Parametric Portfolio Associates (“Parametric”) (collectively the “Sub–Advisers”), for an additional year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Advisers in advance of the meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services provided by the Adviser and the Sub-Advisers to the Funds (including the relevant personnel responsible for these services and their experience); the unitary fee rate or management fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Advisers, including other ETFs managed by the Adviser and the Sub-Advisers; the expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub- Advisers; any fall-out benefits accruing to the Adviser or the Sub-Advisers; and information on the Adviser’s and the Sub-Advisers’ compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Advisers. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Advisers are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.
In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services provided by the Adviser and Sub–Advisers pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser is responsible for the overall

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INNOVATOR ETFs TRUST
Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)(Continued)
management and administration of the Funds and reviewed all of the services provided by the Adviser to the Funds, including oversight of Penserra, Milliman, Gradient, and Parametric, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser oversees Penserra’s, Milliman’s, Gradient’s, and Parametric’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Penserra’s, Milliman’s, Gradient’s, Parametric’s, and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreements, the Board reviewed the materials provided by the Sub–Advisers and noted the background and experience of Penserra’s, Milliman’s, Gradient’s, and Parametric’s portfolio management teams and each Sub–Adviser’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Funds by the Adviser, Penserra, Milliman, Gradient, and Parametric under the agreements were satisfactory.
The Board considered the historical investment performance of each of the Funds for the respective one-, three- and five-year periods ended March 31, 2024 including NAV, market and respective index returns.
The Board reviewed the annual tracking error (NAV return to index return) for each of the applicable Funds that track an index.
The Adviser noted that index tracking error may be most impacted by index methodologies which rebalance frequently, and many indexes rebalance their constituents annually or quarterly, whereas, notably, Innovator IBD 50® ETF rebalances weekly. The Adviser further explained that more frequent rebalancing activity may generally result in greater tracking error of the ETF to an index, as portfolio turnover may take greater time for managing execution and price sensitivity. It was further noted that frequent rebalances also increase trading costs, including in connection with custom baskets, and cash drag may be amplified as compared to the index performance.
The Adviser explained that these factors which may contribute to higher tracking error may also apply to LOUP and IGTR which includes international holdings. The Adviser noted that in those instances where selecting an ADR over direct listed exposures from harder-to-access markets may demonstrate divergence in performance, and as an optimized portfolio LOUP and IGTR may also be more sensitive to diverge from the underlying index when excluding one position in favor of another. In addition, it was noted that ETFs which hold preferred securities, such as EPRF, tend to have slightly larger tracking error.
The Board considered the unitary fee rate or management fee rate, as applicable, paid by each Fund under the investment management agreement for the services provided.
The Board noted that except for Innovator IBD 50® ETF, the Adviser is responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser, Penserra, Milliman, Gradient, and Parametric to other funds (including ETFs) and non-fund clients, as applicable.
In light of the information considered and the nature, extent and quality of the services provided to the Funds under the agreements, the Board determined that the unitary fee or management fee for each of the Funds, including the fee rate to be paid by the Adviser to the Sub–Advisers from the unitary fee or management fee, was fair.
The Board noted that the respective unitary fee or management fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Funds with a unitary fee would benefit the Adviser, Penserra, Milliman, Gradient, and Parametric, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.
The Board reviewed profitability information in connection with the Funds.

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INNOVATOR ETFs TRUST
Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)(Continued)
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser, Penserra, Milliman, Gradient, and Parametric. The Board concluded that the character and amount of potential fall-out benefits to the Adviser, Penserra, Milliman, Gradient, and Parametric were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

121

INNOVATOR ETFs TRUST
Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUND:
Innovator Hedged Nasdaq-100 ETF
At a quarterly Board meeting held on June 13, 2024, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Hedged Nasdaq-100 ETF (the “Fund”), and the Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to peer groups of the Fund and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Fund as compared to the expense ratios of the funds in the Fund’s peer group; the nature of the expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from the Fund’s perspective as well as from the perspective of the Fund’s shareholders.
In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Adviser to the Fund, including oversight of the Sub-Adviser, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee the Sub-Adviser’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Sub-Adviser’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by the Sub-Adviser and noted the background and experience of the Sub-Adviser’s portfolio management team and the Sub-Adviser’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Adviser and Sub-Adviser under the agreements were expected to be satisfactory.
Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund.
The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay

122

INNOVATOR ETFs TRUST
Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)(Continued)
the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee of the Fund, the Adviser would pay Milliman an annual sub-advisory fee based on the Fund’s assets under management at a maximum rate of 0.12%.
The Board noted that the Adviser would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Fund showing the advisory fee rates and expense ratios of the funds comprising of the Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the agreements, the Board determined that the proposed unitary fee for the Fund, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.
The Board noted that the proposed unitary fee for the Fund was structured to pass the benefits of any economies of scale on to shareholders as the Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.
Because the Fund has not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

123

INNOVATOR ETFs TRUST
Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUND:
Innovator U.S. Small Cap Managed Floor ETF
At a quarterly Board meeting held on September 5, 2024, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator U.S. Small Cap Managed Floor ETF (the “Fund”), and the Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Adviser, Parametric Portfolio Associates (“Parametric” or the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to peer groups of the Fund and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Fund as compared to the expense ratios of the funds in the Fund’s peer group; the nature of the expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from the Fund’s perspective as well as from the perspective of the Fund’s shareholders.
In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Parametric pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Adviser to the Fund, including oversight of the Sub-Adviser, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee the Sub-Adviser’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Sub-Adviser’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by the Sub-Adviser and noted the background and experience of the Sub-Adviser’s portfolio management team and the Sub-Adviser’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Adviser and Sub-Adviser under the agreements were expected to be satisfactory.
Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund.
The Board considered the proposed unitary fee rate payable by the Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay

124

INNOVATOR ETFs TRUST
Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)(Continued)
the Adviser a unitary fee equal to an annual rate of 0.89% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Adviser would pay Parametric an annual sub-advisory fee based on the Fund’s assets under management at a maximum rate of 0.18%.
The Board noted that the Adviser would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Fund showing the advisory fee rates and expense ratios of the funds comprising of the Fund’s peer group, as well as advisory fee rates charged by the Adviser and Parametric to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the agreements, the Board determined that the proposed unitary fee for the Fund, including the fee rate to be paid by the Adviser to Parametric from the unitary fee, was fair.
The Board noted that the proposed unitary fee for the Fund was structured to pass the benefits of any economies of scale on to shareholders as the Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser and Parametric, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.
Because the Fund has not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Parametric. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Parametric were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

125

INNOVATOR ETFs TRUST
Additional Information (Unaudited)
1. INFORMATION ABOUT PROSPECTUS
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.
2. PROXY VOTING POLICIES AND PROCEDURES
The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov. Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.
3. INFORMATION ABOUT PORTFOLIO SECURITIES
Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
4. HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS
In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding). If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account. You may change your status at any time.
5. ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS
You may choose to receive a Fund’s prospectus and annual and semi–annual reports electronically. To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name. Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.
6. TAX NOTICE
For the fiscal year or period ended October 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The following table lists the percentages of dividend income distributed for the year or period ended October 31, 2024, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively:

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
BSTP	0.00%	0.00%
LOUP	0.00	0.00
SFLR	100.00	100.00
IGTR	100.00	81.06
QHDG	0.00	0.00
FFTY	18.09	16.70
BOUT	15.39	16.14

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INNOVATOR ETFs TRUST
Additional Information (Unaudited)(Continued)

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
BUFB	0.00%	0.00%
BUFF	0.00	0.00
QFLR	0.00	0.00
PSTP	0.00	0.00
EPRF	71.67	70.13
RFLR	0.00	0.00
XUSP	0.00	0.00

For the taxable year ended October 31, 2024, the Funds didn’t pay any ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c).

127

The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

128

INVESTMENT ADVISOR
Innovator Capital Management, LLC
200 West Front Street
Wheaton, IL 60187
INVESTMENT SUB-ADVISORS

Penserra Capital Management, LLC 4 Orinda Way, Suite 100-A Orinda, CA 94563	Milliman Financial Risk Management, LLC 71 South Wacker Drive, 31st Floor Chicago, IL 60606
Gradient Investments, LLC 4105 Lexington Avenue North Arden Hills, MN 55126	Parametric Portfolio Associates 3600 Minnesota Drive, Unit 325 Minneapolis, MN 55435

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street, 27th Floor
Chicago, IL 60606
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Defined Outcome and Premium Income Core Financial Statements

INNOVATOR INTERNATIONAL DEVELOPED DEFINED OUTCOME ETFS
INNOVATOR EMERGING MARKETS DEFINED OUTCOME ETFS
INNOVATOR GROWTH-100 DEFINED OUTCOME ETFS
INNOVATOR U.S. SMALL CAP DEFINED OUTCOME ETFS
INNOVATOR TREASURY BOND DEFINED OUTCOME ETFS
INNOVATOR STACKER DEFINED OUTCOME ETFS
INNOVATOR ACCELERATED DEFINED OUTCOME ETFS

October 31, 2024
Innovator ETFs Trust

Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.1%
Call Options - 96.8%
iShares 20+ Year Treasury Bond ETF, Expiration: 12/31/2024; Exercise Price: $0.25(a)(b)(c)	$75,115,625	8,125	$74,189,457
Put Options - 3.3%
iShares 20+ Year Treasury Bond ETF, Expiration: 12/31/2024; Exercise Price: $93.19(a)(b)(c)	75,115,625	8,125	2,538,249
TOTAL PURCHASED OPTIONS (Cost $79,190,020)			76,727,706
TOTAL INVESTMENTS - 100.1% (Cost $79,190,020)			$76,727,706
Money Market Deposit Account - 0.1%(d)			50,456
Liabilities in Excess of Other Assets - (0.2)%			(154,049)
TOTAL NET ASSETS - 100.0%			$76,624,113

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

1

Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Call Options - (0.1)%
iShares 20+ Year Treasury Bond ETF, Expiration: 12/31/2024; Exercise Price: $107.90(a)(b)	$(75,115,625)	(8,125)	$(105,300)
TOTAL WRITTEN OPTIONS (Premiums received $527,323)			$(105,300)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$76,727,706	100.1%
Written Options	(105,300)	(0.1)
Money Market Deposit Account	50,456	0.1
Liabilities in Excess of Other Assets	(48,749)	(0.1)
	$76,624,113	100.0%

The accompanying notes are an integral part of these financial statements.

2

Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.3%
Call Options - 97.5%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $0.92(a)(b)(c)	$15,263,495	1,651	$14,758,289
Put Options - 4.8%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $92.12(a)(b)(c)	15,263,495	1,651	723,138
TOTAL PURCHASED OPTIONS (Cost $15,403,022)			15,481,427
TOTAL INVESTMENTS - 102.3% (Cost $15,403,022)			$15,481,427
Money Market Deposit Account - 0.3%(d)			38,115
Liabilities in Excess of Other Assets - (2.6)%			(394,976)
TOTAL NET ASSETS - 100.0%			$15,124,566

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

3

Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.5)%
Call Options - (0.6)%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $114.64(a)(b)	$(15,263,495)	(1,651)	$(100,711)
Put Options - (1.9)%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $83.83(a)(b)	(15,263,495)	(1,651)	(282,321)
TOTAL WRITTEN OPTIONS (Premiums received $380,156)			$(383,032)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$15,481,427	102.3%
Written Options	(383,032)	(2.5)
Money Market Deposit Account	38,115	0.3
Liabilities in Excess of Other Assets	(11,944)	(0.1)
	$15,124,566	100.0%

The accompanying notes are an integral part of these financial statements.

4

Innovator Defined Wealth Shield ETF
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.4%
Call Options - 98.6%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $1.43(a)(b)(c)	$892,423,616	15,694	$887,558,476
Put Options - 2.8%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $573.76(a)(b)(c)	892,423,616	15,694	25,188,870
TOTAL PURCHASED OPTIONS (Cost $918,414,647)			912,747,346
TOTAL INVESTMENTS - 101.4% (Cost $918,414,647)			$912,747,346
Money Market Deposit Account - 0.1%(d)			1,204,252
Liabilities in Excess of Other Assets - (1.5)%			(13,333,975)
TOTAL NET ASSETS - 100.0%			$900,617,623

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

5

Innovator Defined Wealth Shield ETF
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.4)%
Call Options - (1.1)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $588.79(a)(b)	$(892,423,616)	(15,694)	$(10,373,734)
Put Options - (0.3)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $459.01(a)(b)	(892,423,616)	(15,694)	(2,448,264)
TOTAL WRITTEN OPTIONS (Premiums received $20,170,515)			$(12,821,998)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$912,747,346	101.4%
Written Options	(12,821,998)	(1.4)
Money Market Deposit Account	1,204,252	0.1
Liabilities in Excess of Other Assets	(511,977)	(0.1)
	$900,617,623	100.0%

The accompanying notes are an integral part of these financial statements.

6

Innovator Emerging Markets 10 Buffer ETF - Quarterly
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.9%
Call Options - 96.6%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $0.11(a)(b)(c)	$10,023,475	2,255	$9,873,337
Put Options - 5.3%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $45.86(a)(b)(c)	10,023,475	2,255	536,465
TOTAL PURCHASED OPTIONS (Cost $10,742,440)			10,409,802
TOTAL INVESTMENTS - 101.9% (Cost $10,742,440)			$10,409,802
Money Market Deposit Account - 0.1%(d)			7,576
Liabilities in Excess of Other Assets - (2.0)%			(200,003)
TOTAL NET ASSETS - 100.0%			$10,217,375

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

7

Innovator Emerging Markets 10 Buffer ETF - Quarterly
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.9)%
Call Options - (0.6)%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $48.09(a)(b)	$(10,023,475)	(2,255)	$(61,426)
Put Options - (1.3)%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $41.27(a)(b)	(10,023,475)	(2,255)	(131,579)
TOTAL WRITTEN OPTIONS (Premiums received $336,950)			$(193,005)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$10,409,802	101.9%
Written Options	(193,005)	(1.9)
Money Market Deposit Account	7,576	0.1
Liabilities in Excess of Other Assets	(6,998)	(0.1)
	$10,217,375	100.0%

The accompanying notes are an integral part of these financial statements.

8

Innovator Emerging Markets Power Buffer ETF - April
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.5%
Call Options - 100.2%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2025; Exercise Price: $0.41(a)(b)(c)	$68,297,425	15,365	$66,668,735
Put Options - 2.3%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2025; Exercise Price: $41.08(a)(b)(c)	68,297,425	15,365	1,505,770
TOTAL PURCHASED OPTIONS (Cost $65,073,029)			68,174,505
TOTAL INVESTMENTS - 102.5% (Cost $65,073,029)			$68,174,505
Money Market Deposit Account - 0.2%(d)			125,181
Liabilities in Excess of Other Assets - (2.7)%			(1,802,952)
TOTAL NET ASSETS - 100.0%			$66,496,734

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

9

Innovator Emerging Markets Power Buffer ETF - April
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.6)%
Call Options - (1.9)%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2025; Exercise Price: $47.91(a)(b)	$(68,297,425)	(15,365)	$(1,306,025)
Put Options - (0.7)%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2025; Exercise Price: $34.92(a)(b)	(68,297,425)	(15,365)	(445,585)
TOTAL WRITTEN OPTIONS (Premiums received $2,403,146)			$(1,751,610)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$68,174,505	102.5%
Written Options	(1,751,610)	(2.6)
Money Market Deposit Account	125,181	0.2
Liabilities in Excess of Other Assets	(51,342)	(0.1)
	$66,496,734	100.0%

The accompanying notes are an integral part of these financial statements.

10

Innovator Emerging Markets Power Buffer ETF - January
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.2%
Call Options - 100.3%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $0.40(a)(b)(c)	$131,336,415	29,547	$128,519,995
Put Options - 0.9%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $40.21(a)(b)(c)	131,336,415	29,547	1,247,770
TOTAL PURCHASED OPTIONS (Cost $122,936,376)			129,767,765
TOTAL INVESTMENTS - 101.2% (Cost $122,936,376)			$129,767,765
Money Market Deposit Account - 0.2%(d)			225,290
Liabilities in Excess of Other Assets - (1.4)%			(1,845,438)
TOTAL NET ASSETS - 100.0%			$128,147,617

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

11

Innovator Emerging Markets Power Buffer ETF - January
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.4)%
Call Options - (1.2)%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $46.88(a)(b)	$(131,336,415)	(29,547)	$(1,471,145)
Put Options - (0.2)%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: $34.18(a)(b)	(131,336,415)	(29,547)	(275,378)
TOTAL WRITTEN OPTIONS (Premiums received $4,564,178)			$(1,746,523)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$129,767,765	101.2%
Written Options	(1,746,523)	(1.4)
Money Market Deposit Account	225,290	0.2
Liabilities in Excess of Other Assets	(98,915)	0.0
	$128,147,617	100.0%

The accompanying notes are an integral part of these financial statements.

12

Innovator Emerging Markets Power Buffer ETF - July
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.6%
Call Options - 99.5%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $0.43(a)(b)(c)	$88,988,900	20,020	$86,446,360
Put Options - 4.1%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $42.59(a)(b)(c)	88,988,900	20,020	3,583,580
TOTAL PURCHASED OPTIONS (Cost $87,352,370)			90,029,940
TOTAL INVESTMENTS - 103.6% (Cost $87,352,370)			$90,029,940
Money Market Deposit Account - 0.2%(d)			169,809
Liabilities in Excess of Other Assets - (3.8)%			(3,303,527)
TOTAL NET ASSETS - 100.0%			$86,896,222

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

13

Innovator Emerging Markets Power Buffer ETF - July
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.7)%
Call Options - (2.3)%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $49.15(a)(b)	$(88,988,900)	(20,020)	$(2,002,000)
Put Options - (1.4)%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $36.20(a)(b)	(88,988,900)	(20,020)	(1,241,240)
TOTAL WRITTEN OPTIONS (Premiums received $2,812,190)			$(3,243,240)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$90,029,940	103.6%
Written Options	(3,243,240)	(3.7)
Money Market Deposit Account	169,809	0.2
Liabilities in Excess of Other Assets	(60,287)	(0.1)
	$86,896,222	100.0%

The accompanying notes are an integral part of these financial statements.

14

Innovator Emerging Markets Power Buffer ETF - October
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.4%
Call Options - 96.9%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $0.46(a)(b)(c)	$53,219,985	11,973	$51,606,743
Put Options - 7.5%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $45.86(a)(b)(c)	53,219,985	11,973	3,990,242
TOTAL PURCHASED OPTIONS (Cost $56,954,850)			55,596,985
TOTAL INVESTMENTS - 104.4% (Cost $56,954,850)			$55,596,985
Money Market Deposit Account - 0.2%(d)			108,739
Liabilities in Excess of Other Assets - (4.6)%			(2,463,523)
TOTAL NET ASSETS - 100.0%			$53,242,201

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

15

Innovator Emerging Markets Power Buffer ETF - October
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.6)%
Call Options - (1.6)%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $53.10(a)(b)	$(53,219,985)	(11,973)	$(846,132)
Put Options - (3.0)%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $38.98(a)(b)	(53,219,985)	(11,973)	(1,580,915)
TOTAL WRITTEN OPTIONS (Premiums received $2,614,546)			$(2,427,047)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$55,596,985	104.4%
Written Options	(2,427,047)	(4.6)
Money Market Deposit Account	108,739	0.2
Liabilities in Excess of Other Assets	(36,476)	0.0
	$53,242,201	100.0%

The accompanying notes are an integral part of these financial statements.

16

Innovator Equity Defined Protection ETF - 1 Yr August
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.8%
Call Options - 100.1%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $5.54(a)(b)(c)	$82,395,936	1,449	$81,277,975
Put Options - 3.7%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $550.84(a)(b)(c)	82,395,936	1,449	2,994,793
TOTAL PURCHASED OPTIONS (Cost $81,124,953)			84,272,768
TOTAL INVESTMENTS - 103.8% (Cost $81,124,953)			$84,272,768
Money Market Deposit Account - 0.4%(d)			297,477
Liabilities in Excess of Other Assets - (4.2)%			(3,411,601)
TOTAL NET ASSETS - 100.0%			$81,158,644

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

17

Innovator Equity Defined Protection ETF - 1 Yr August
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.1)%
Call Options - (4.1)%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $599.39(a)(b)	$(82,395,936)	(1,449)	$(3,357,637)
TOTAL WRITTEN OPTIONS (Premiums received $2,061,025)			$(3,357,637)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$84,272,768	103.8%
Written Options	(3,357,637)	(4.1)
Money Market Deposit Account	297,477	0.4
Liabilities in Excess of Other Assets	(53,964)	(0.1)
	$81,158,644	100.0%

The accompanying notes are an integral part of these financial statements.

18

Innovator Equity Defined Protection ETF - 1 Yr July
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.7%
Call Options - 100.5%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $5.51(a)(b)(c)	$117,765,344	2,071	$116,091,645
Put Options - 3.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.25(a)(b)(c)	117,765,344	2,071	3,719,826
TOTAL PURCHASED OPTIONS (Cost $116,660,808)			119,811,471
TOTAL INVESTMENTS - 103.7% (Cost $116,660,808)			$119,811,471
Money Market Deposit Account - 0.3%(d)			360,609
Liabilities in Excess of Other Assets - (4.0)%			(4,604,980)
TOTAL NET ASSETS - 100.0%			$115,567,100

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

19

Innovator Equity Defined Protection ETF - 1 Yr July
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.9)%
Call Options - (3.9)%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $595.92(a)(b)	$(117,765,344)	(2,071)	$(4,525,591)
TOTAL WRITTEN OPTIONS (Premiums received $3,728,178)			$(4,525,591)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$119,811,471	103.7%
Written Options	(4,525,591)	(3.9)
Money Market Deposit Account	360,609	0.3
Liabilities in Excess of Other Assets	(79,389)	(0.1)
	$115,567,100	100.0%

The accompanying notes are an integral part of these financial statements.

20

Innovator Equity Defined Protection ETF - 1 Yr November
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.1%
Call Options - 99.0%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $5.72(a)(b)(c)	$1,251,008	22	$1,229,382
Put Options - 5.1%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $568.67(a)(b)(c)	1,251,008	22	63,888
TOTAL PURCHASED OPTIONS (Cost $1,293,376)			1,293,270
TOTAL INVESTMENTS - 104.1% (Cost $1,293,376)			$1,293,270
Liabilities in Excess of Other Assets - (4.1)%			(51,309)
TOTAL NET ASSETS - 100.0%			$1,241,961

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

21

Innovator Equity Defined Protection ETF - 1 Yr November
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.3)%
Call Options - (4.3)%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $611.29(a)(b)	$(1,251,008)	(22)	$(53,856)
TOTAL WRITTEN OPTIONS (Premiums received $53,802)			$(53,856)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$1,293,270	104.1%
Written Options	(53,856)	(4.3)
Liabilities in Excess of Other Assets	2,547	0.2
	$1,241,961	100.0%

The accompanying notes are an integral part of these financial statements.

22

Innovator Equity Defined Protection ETF - 1 Yr October
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.4%
Call Options - 98.2%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.81(a)(b)(c)	$69,374,080	1,220	$68,133,340
Put Options - 5.2%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.79(a)(b)(c)	69,374,080	1,220	3,623,400
TOTAL PURCHASED OPTIONS (Cost $72,124,518)			71,756,740
TOTAL INVESTMENTS - 103.4% (Cost $72,124,518)			$71,756,740
Money Market Deposit Account - 0.3%(d)			221,153
Liabilities in Excess of Other Assets - (3.7)%			(2,576,472)
TOTAL NET ASSETS - 100.0%			$69,401,421

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

23

Innovator Equity Defined Protection ETF - 1 Yr October
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.7)%
Call Options - (3.7)%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $612.66(a)(b)	$(69,374,080)	(1,220)	$(2,548,580)
TOTAL WRITTEN OPTIONS (Premiums received $2,844,507)			$(2,548,580)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$71,756,740	103.4%
Written Options	(2,548,580)	(3.7)
Money Market Deposit Account	221,153	0.3
Liabilities in Excess of Other Assets	(27,892)	(0.0)
	$69,401,421	100.0%

The accompanying notes are an integral part of these financial statements.

24

Innovator Equity Defined Protection ETF - 1 Yr September
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.8%
Call Options - 99.4%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $5.67(a)(b)(c)	$110,600,480	1,945	$109,151,669
Put Options - 4.4%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $563.71(a)(b)(c)	110,600,480	1,945	4,818,368
TOTAL PURCHASED OPTIONS (Cost $112,000,590)			113,970,037
TOTAL INVESTMENTS - 103.8% (Cost $112,000,590)			$113,970,037
Money Market Deposit Account - 0.3%(d)			311,309
Liabilities in Excess of Other Assets - (4.1)%			(4,457,213)
TOTAL NET ASSETS - 100.0%			$109,824,133

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

25

Innovator Equity Defined Protection ETF - 1 Yr September
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.0)%
Call Options - (4.0)%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $606.18(a)(b)	$(110,600,480)	(1,945)	$(4,385,508)
TOTAL WRITTEN OPTIONS (Premiums received $3,416,299)			$(4,385,508)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$113,970,037	103.8%
Written Options	(4,385,508)	(4.0)
Money Market Deposit Account	311,309	0.3
Liabilities in Excess of Other Assets	(71,705)	(0.1)
	$109,824,133	100.0%

The accompanying notes are an integral part of these financial statements.

26

Innovator Equity Defined Protection ETF - 2 Yr to April 2026
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.7%
Call Options - 101.5%
SPDR S&P 500 ETF, Expiration: 03/31/2026; Exercise Price: $9.42(a)(b)(c)	$74,719,296	1,314	$72,782,933
Put Options - 4.2%
SPDR S&P 500 ETF, Expiration: 03/31/2026; Exercise Price: $523.07(a)(b)(c)	74,719,296	1,314	2,967,800
TOTAL PURCHASED OPTIONS (Cost $70,753,212)			75,750,733
TOTAL INVESTMENTS - 105.7% (Cost $70,753,212)			$75,750,733
Money Market Deposit Account - 0.4%(d)			314,928
Liabilities in Excess of Other Assets - (6.1)%			(4,342,207)
TOTAL NET ASSETS - 100.0%			$71,723,454

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

27

Innovator Equity Defined Protection ETF - 2 Yr to April 2026
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.0)%
Call Options - (6.0)%
SPDR S&P 500 ETF, Expiration: 03/31/2026; Exercise Price: $617.22(a)(b)	$(74,719,296)	(1,314)	$(4,295,992)
TOTAL WRITTEN OPTIONS (Premiums received $2,730,571)			$(4,295,992)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$75,750,733	105.7%
Written Options	(4,295,992)	(6.0)
Money Market Deposit Account	314,928	0.4
Liabilities in Excess of Other Assets	(46,215)	(0.1)
	$71,723,454	100.0%

The accompanying notes are an integral part of these financial statements.

28

Innovator Equity Defined Protection ETF - 2 Yr to January 2026
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 113.0%
Call Options - 110.5%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $8.56(a)(b)(c)	$67,554,432	1,188	$66,016,150
Put Options - 2.5%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $475.31(a)(b)(c)	67,554,432	1,188	1,528,766
TOTAL PURCHASED OPTIONS (Cost $60,549,724)			67,544,916
TOTAL INVESTMENTS - 113.0% (Cost $60,549,724)			$67,544,916
Money Market Deposit Account - 0.4%(d)			246,033
Liabilities in Excess of Other Assets - (13.4)%			(8,028,495)
TOTAL NET ASSETS - 100.0%			$59,762,454

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

29

Innovator Equity Defined Protection ETF - 2 Yr to January 2026
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (13.4)%
Call Options - (13.4)%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $550.46(a)(b)	$(67,554,432)	(1,188)	$(7,992,947)
TOTAL WRITTEN OPTIONS (Premiums received $2,445,710)			$(7,992,947)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$67,544,916	113.0%
Written Options	(7,992,947)	(13.4)
Money Market Deposit Account	246,033	0.4
Liabilities in Excess of Other Assets	(35,548)	0.0
	$59,762,454	100.0%

The accompanying notes are an integral part of these financial statements.

30

Innovator Equity Defined Protection ETF - 2 Yr to July 2025
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 113.8%
Call Options - 112.6%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $8.12(a)(b)(c)	$245,083,840	4,310	$240,510,628
Put Options - 1.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $450.84(a)(b)(c)	245,083,840	4,310	2,605,395
TOTAL PURCHASED OPTIONS (Cost $212,266,903)			243,116,023
TOTAL INVESTMENTS - 113.8% (Cost $212,266,903)			$243,116,023
Money Market Deposit Account - 0.5%(d)			1,004,021
Liabilities in Excess of Other Assets - (14.3)%			(30,526,808)
TOTAL NET ASSETS - 100.0%			$213,593,236

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

31

Innovator Equity Defined Protection ETF - 2 Yr to July 2025
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (14.2)%
Call Options - (14.2)%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $525.81(a)(b)	$(245,083,840)	(4,310)	$(30,386,836)
TOTAL WRITTEN OPTIONS (Premiums received $7,430,731)			$(30,386,836)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$243,116,023	113.8%
Written Options	(30,386,836)	(14.2)
Money Market Deposit Account	1,004,021	0.5
Liabilities in Excess of Other Assets	(139,972)	(0.1)
	$213,593,236	100.0%

The accompanying notes are an integral part of these financial statements.

32

Innovator Equity Defined Protection ETF - 2 Yr to July 2026
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.5%
Call Options - 99.2%
SPDR S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $9.80(a)(b)(c)	$70,795,680	1,245	$68,799,011
Put Options - 5.3%
SPDR S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $544.22(a)(b)(c)	70,795,680	1,245	3,642,148
TOTAL PURCHASED OPTIONS (Cost $69,520,341)			72,441,159
TOTAL INVESTMENTS - 104.5% (Cost $69,520,341)			$72,441,159
Money Market Deposit Account - 0.4%(d)			309,451
Liabilities in Excess of Other Assets - (4.9)%			(3,400,991)
TOTAL NET ASSETS - 100.0%			$69,349,619

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

33

Innovator Equity Defined Protection ETF - 2 Yr to July 2026
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.8)%
Call Options - (4.8)%
SPDR S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $643.27(a)(b)	$(70,795,680)	(1,245)	$(3,354,266)
TOTAL WRITTEN OPTIONS (Premiums received $2,881,236)			$(3,354,266)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$72,441,159	104.5%
Written Options	(3,354,266)	(4.8)
Money Market Deposit Account	309,451	0.4
Liabilities in Excess of Other Assets	(46,725)	(0.1)
	$69,349,619	100.0%

The accompanying notes are an integral part of these financial statements.

34

Innovator Equity Defined Protection ETF - 2 Yr to October 2026
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.1%
Call Options - 98.2%
SPDR S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: $10.33(a)(b)(c)	$55,612,992	978	$53,914,862
Put Options - 6.9%
SPDR S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: $573.76(a)(b)(c)	55,612,992	978	3,811,568
TOTAL PURCHASED OPTIONS (Cost $58,064,378)			57,726,430
TOTAL INVESTMENTS - 105.1% (Cost $58,064,378)			$57,726,430
Money Market Deposit Account - 0.4%(d)			227,080
Liabilities in Excess of Other Assets - (5.5)%			(3,044,311)
TOTAL NET ASSETS - 100.0%			$54,909,199

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

35

Innovator Equity Defined Protection ETF - 2 Yr to October 2026
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.5)%
Call Options - (5.5)%
SPDR S&P 500 ETF, Expiration: 09/30/2026; Exercise Price: $648.12(a)(b)	$(55,612,992)	(978)	$(3,019,076)
TOTAL WRITTEN OPTIONS (Premiums received $3,114,035)			$(3,019,076)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$57,726,430	105.1%
Written Options	(3,019,076)	(5.5)
Money Market Deposit Account	227,080	0.4
Liabilities in Excess of Other Assets	(25,235)	0.0
	$54,909,199	100.0%

The accompanying notes are an integral part of these financial statements.

36

Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.0%
Call Options - 98.3%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $2.87(a)(b)(c)	$75,003,616	1,319	$74,328,288
Put Options - 3.7%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $573.76(a)(b)(c)	75,003,616	1,319	2,816,065
TOTAL PURCHASED OPTIONS (Cost $77,404,049)			77,144,353
TOTAL INVESTMENTS - 102.0% (Cost $77,404,049)			$77,144,353
Money Market Deposit Account - 0.3%(d)			196,446
Liabilities in Excess of Other Assets - (2.3)%			(1,774,321)
TOTAL NET ASSETS - 100.0%			$75,566,478

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

37

Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.3)%
Call Options - (2.3)%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $595.56(a)(b)	$(75,003,616)	(1,319)	$(1,741,080)
TOTAL WRITTEN OPTIONS (Premiums received $2,108,607)			$(1,741,080)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$77,144,353	102.0%
Written Options	(1,741,080)	(2.3)
Money Market Deposit Account	196,446	0.3
Liabilities in Excess of Other Assets	(33,241)	0.0
	$75,566,478	100.0%

The accompanying notes are an integral part of these financial statements.

38

Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.7%
Call Options - 101.3%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $2.72(a)(b)(c)	$156,546,592	2,753	$155,508,299
Put Options - 1.4%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $544.22(a)(b)(c)	156,546,592	2,753	2,175,723
TOTAL PURCHASED OPTIONS (Cost $154,144,171)			157,684,022
TOTAL INVESTMENTS - 102.7% (Cost $154,144,171)			$157,684,022
Money Market Deposit Account - 0.3%(d)			446,581
Liabilities in Excess of Other Assets - (3.0)%			(4,523,076)
TOTAL NET ASSETS - 100.0%			$153,607,527

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

39

Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.9)%
Call Options - (2.9)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $571.43(a)(b)	$(156,546,592)	(2,753)	$(4,417,959)
TOTAL WRITTEN OPTIONS (Premiums received $3,532,873)			$(4,417,959)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$157,684,022	102.7%
Written Options	(4,417,959)	(2.9)
Money Market Deposit Account	446,581	0.3
Liabilities in Excess of Other Assets	(105,117)	(0.1)
	$153,607,527	100.0%

The accompanying notes are an integral part of these financial statements.

40

Innovator Growth Accelerated ETF - Quarterly
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.7%
Call Options - 102.7%
Invesco QQQ Trust Series 1(a)(b)(c)
Expiration: 12/31/2024; Exercise Price: $1.22	$34,111,425	705	$33,991,434
Expiration: 12/31/2024; Exercise Price: $488.07	34,111,425	705	1,191,414
TOTAL PURCHASED OPTIONS (Cost $35,869,743)			35,182,848
TOTAL INVESTMENTS - 102.7% (Cost $35,869,743)			$35,182,848
Money Market Deposit Account - 0.1%(d)			32,132
Liabilities in Excess of Other Assets - (2.8)%			(974,324)
TOTAL NET ASSETS - 100.0%			$34,240,656

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

41

Innovator Growth Accelerated ETF - Quarterly
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.8)%
Call Options - (2.8)%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $510.03(a)(b)	$(68,222,850)	(1,410)	$(951,130)
TOTAL WRITTEN OPTIONS (Premiums received $1,531,124)			$(951,130)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$35,182,848	102.7%
Written Options	(951,130)	(2.8)
Money Market Deposit Account	32,132	0.1
Liabilities in Excess of Other Assets	(23,194)	0.0
	$34,240,656	100.0%

The accompanying notes are an integral part of these financial statements.

42

Innovator Growth Accelerated Plus ETF - April
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 123.2%
Call Options - 123.2%
Invesco QQQ Trust Series 1(a)(b)(c)
Expiration: 03/31/2025; Exercise Price: $4.45	$14,273,575	295	$14,128,945
Expiration: 03/31/2025; Exercise Price: $444.02	28,547,150	590	3,531,280
TOTAL PURCHASED OPTIONS (Cost $15,924,806)			17,660,225
TOTAL INVESTMENTS - 123.2% (Cost $15,924,806)			$17,660,225
Money Market Deposit Account - 0.3%(d)			38,038
Liabilities in Excess of Other Assets - (23.5)%			(3,368,569)
TOTAL NET ASSETS - 100.0%			$14,329,694

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

43

Innovator Growth Accelerated Plus ETF - April
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (23.4)%
Call Options - (23.4)%
Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: $473.89(a)(b)	$(42,820,725)	(885)	$(3,359,292)
TOTAL WRITTEN OPTIONS (Premiums received $2,792,961)			$(3,359,292)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$17,660,225	123.2%
Written Options	(3,359,292)	(23.4)
Money Market Deposit Account	38,038	0.3
Liabilities in Excess of Other Assets	(9,277)	(0.1)
	$14,329,694	100.0%

The accompanying notes are an integral part of these financial statements.

44

Innovator Growth Accelerated Plus ETF - January
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 135.4%
Call Options - 135.4%
Invesco QQQ Trust Series 1(a)(b)(c)
Expiration: 12/31/2024; Exercise Price: $4.11	$29,466,465	609	$29,188,310
Expiration: 12/31/2024; Exercise Price: $409.52	58,932,930	1,218	9,726,644
TOTAL PURCHASED OPTIONS (Cost $30,843,508)			38,914,954
TOTAL INVESTMENTS - 135.4% (Cost $30,843,508)			$38,914,954
Money Market Deposit Account - 0.2%(d)			59,523
Liabilities in Excess of Other Assets - (35.6)%			(10,236,697)
TOTAL NET ASSETS - 100.0%			$28,737,780

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

45

Innovator Growth Accelerated Plus ETF - January
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (35.6)%
Call Options - (35.6)%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $435.93(a)(b)	$(88,399,395)	(1,827)	$(10,217,936)
TOTAL WRITTEN OPTIONS (Premiums received $5,299,738)			$(10,217,936)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$38,914,954	135.4%
Written Options	(10,217,936)	(35.6)
Money Market Deposit Account	59,523	0.2
Liabilities in Excess of Other Assets	(18,761)	0.0
	$28,737,780	100.0%

The accompanying notes are an integral part of these financial statements.

46

Innovator Growth Accelerated Plus ETF - July
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 116.2%
Call Options - 116.2%
Invesco QQQ Trust Series 1(a)(b)(c)
Expiration: 06/30/2025; Exercise Price: $4.81	$16,837,980	348	$16,643,706
Expiration: 06/30/2025; Exercise Price: $479.11	33,675,960	696	3,075,387
TOTAL PURCHASED OPTIONS (Cost $19,858,889)			19,719,093
TOTAL INVESTMENTS - 116.2% (Cost $19,858,889)			$19,719,093
Money Market Deposit Account - 0.2%(d)			35,328
Liabilities in Excess of Other Assets - (16.4)%			(2,786,188)
TOTAL NET ASSETS - 100.0%			$16,968,233

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

47

Innovator Growth Accelerated Plus ETF - July
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (16.4)%
Call Options - (16.4)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $510.20(a)(b)	$(50,513,940)	(1,044)	$(2,775,046)
TOTAL WRITTEN OPTIONS (Premiums received $3,172,206)			$(2,775,046)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$19,719,093	116.2%
Written Options	(2,775,046)	(16.4)
Money Market Deposit Account	35,328	0.2
Liabilities in Excess of Other Assets	(11,142)	0.0
	$16,968,233	100.0%

The accompanying notes are an integral part of these financial statements.

48

Innovator Growth Accelerated Plus ETF - October
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 118.4%
Call Options - 118.4%
Invesco QQQ Trust Series 1(a)(b)(c)
Expiration: 09/30/2025; Exercise Price: $4.90	$8,370,605	173	$8,265,295
Expiration: 09/30/2025; Exercise Price: $488.07	16,741,210	346	1,625,625
TOTAL PURCHASED OPTIONS (Cost $10,053,240)			9,890,920
TOTAL INVESTMENTS - 118.4% (Cost $10,053,240)			$9,890,920
Money Market Deposit Account - 0.3%(d)			26,865
Liabilities in Excess of Other Assets - (18.7)%			(1,561,934)
TOTAL NET ASSETS - 100.0%			$8,355,851

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

49

Innovator Growth Accelerated Plus ETF - October
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (18.6)%
Call Options - (18.6)%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $520.14(a)(b)	$(25,111,815)	(519)	$(1,556,865)
TOTAL WRITTEN OPTIONS (Premiums received $1,691,918)			$(1,556,865)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$9,890,920	118.4%
Written Options	(1,556,865)	(18.6)
Money Market Deposit Account	26,865	0.3
Liabilities in Excess of Other Assets	(5,069)	(0.1)
	$8,355,851	100.0%

The accompanying notes are an integral part of these financial statements.

50

Innovator Growth-100 Power Buffer ETF - April
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.6%
Call Options - 101.1%
Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: $4.44(a)(b)(c)	$198,717,195	4,107	$196,707,681
Put Options - 2.5%
Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: $444.01(a)(b)(c)	198,717,195	4,107	4,874,146
TOTAL PURCHASED OPTIONS (Cost $190,710,025)			201,581,827
TOTAL INVESTMENTS - 103.6% (Cost $190,710,025)			$201,581,827
Money Market Deposit Account - 0.3%(d)			623,939
Liabilities in Excess of Other Assets - (3.9)%			(7,560,204)
TOTAL NET ASSETS - 100.0%			$194,645,562

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

51

Innovator Growth-100 Power Buffer ETF - April
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.8)%
Call Options - (3.0)%
Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: $517.85(a)(b)	$(198,717,195)	(4,107)	$(5,782,861)
Put Options - (0.8)%
Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: $377.41(a)(b)	(198,717,195)	(4,107)	(1,647,359)
TOTAL WRITTEN OPTIONS (Premiums received $9,552,836)			$(7,430,220)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$201,581,827	103.6%
Written Options	(7,430,220)	(3.8)
Money Market Deposit Account	623,939	0.3
Liabilities in Excess of Other Assets	(129,984)	(0.1)
	$194,645,562	100.0%

The accompanying notes are an integral part of these financial statements.

52

Innovator Growth-100 Power Buffer ETF - August
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.7%
Call Options - 99.6%
Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $4.71(a)(b)(c)	$16,934,750	350	$16,746,468
Put Options - 5.1%
Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $471.07(a)(b)(c)	16,934,750	350	860,219
TOTAL PURCHASED OPTIONS (Cost $17,094,484)			17,606,687
TOTAL INVESTMENTS - 104.7% (Cost $17,094,484)			$17,606,687
Money Market Deposit Account - 0.5%(d)			80,610
Liabilities in Excess of Other Assets - (5.2)%			(882,168)
TOTAL NET ASSETS - 100.0%			$16,805,129

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

53

Innovator Growth-100 Power Buffer ETF - August
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.1)%
Call Options - (3.1)%
Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $545.31(a)(b)	$(16,934,750)	(350)	$(527,408)
Put Options - (2.0)%
Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $400.41(a)(b)	(16,934,750)	(350)	(343,487)
TOTAL WRITTEN OPTIONS (Premiums received $954,127)			$(870,895)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$17,606,687	104.7%
Written Options	(870,895)	(5.1)
Money Market Deposit Account	80,610	0.5
Liabilities in Excess of Other Assets	(11,273)	(0.1)
	$16,805,129	100.0%

The accompanying notes are an integral part of these financial statements.

54

Innovator Growth-100 Power Buffer ETF - January
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.4%
Call Options - 104.8%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $4.10(a)(b)(c)	$213,039,155	4,403	$210,943,327
Put Options - 0.6%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $409.52(a)(b)(c)	213,039,155	4,403	1,122,765
TOTAL PURCHASED OPTIONS (Cost $189,700,995)			212,066,092
TOTAL INVESTMENTS - 105.4% (Cost $189,700,995)			$212,066,092
Money Market Deposit Account - 0.3%(d)			640,081
Liabilities in Excess of Other Assets - (5.7)%			(11,377,969)
TOTAL NET ASSETS - 100.0%			$201,328,204

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

55

Innovator Growth-100 Power Buffer ETF - January
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.6)%
Call Options - (5.4)%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $475.45(a)(b)	$(213,039,155)	(4,403)	$(10,879,813)
Put Options - (0.2)%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $348.09(a)(b)	(213,039,155)	(4,403)	(339,031)
TOTAL WRITTEN OPTIONS (Premiums received $8,922,771)			$(11,218,844)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$212,066,092	105.4%
Written Options	(11,218,844)	(5.6)
Money Market Deposit Account	640,081	0.3
Liabilities in Excess of Other Assets	(159,125)	(0.1)
	$201,328,204	100.0%

The accompanying notes are an integral part of these financial statements.

56

Innovator Growth-100 Power Buffer ETF - July
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.7%
Call Options - 98.4%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $4.79(a)(b)(c)	$265,343,340	5,484	$262,292,481
Put Options - 5.3%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $479.11(a)(b)(c)	265,343,340	5,484	14,186,943
TOTAL PURCHASED OPTIONS (Cost $274,643,512)			276,479,424
TOTAL INVESTMENTS - 103.7% (Cost $274,643,512)			$276,479,424
Money Market Deposit Account - 0.3%(d)			865,269
Liabilities in Excess of Other Assets - (4.0)%			(10,755,081)
TOTAL NET ASSETS - 100.0%			$266,589,612

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

57

Innovator Growth-100 Power Buffer ETF - July
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.0)%
Call Options - (2.0)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $556.73(a)(b)	$(265,343,340)	(5,484)	$(5,194,554)
Put Options - (2.0)%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $407.24(a)(b)	(265,343,340)	(5,484)	(5,381,175)
TOTAL WRITTEN OPTIONS (Premiums received $13,005,344)			$(10,575,729)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$276,479,424	103.7%
Written Options	(10,575,729)	(4.0)
Money Market Deposit Account	865,269	0.3
Liabilities in Excess of Other Assets	(179,352)	0.0
	$266,589,612	100.0%

The accompanying notes are an integral part of these financial statements.

58

Innovator Growth-100 Power Buffer ETF - June
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.8%
Call Options - 101.3%
Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $4.51(a)(b)(c)	$27,676,220	572	$27,408,170
Put Options - 3.5%
Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $450.71(a)(b)(c)	27,676,220	572	930,666
TOTAL PURCHASED OPTIONS (Cost $27,827,394)			28,338,836
TOTAL INVESTMENTS - 104.8% (Cost $27,827,394)			$28,338,836
Money Market Deposit Account - 0.4%(d)			114,507
Liabilities in Excess of Other Assets - (5.2)%			(1,401,384)
TOTAL NET ASSETS - 100.0%			$27,051,959

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

59

Innovator Growth-100 Power Buffer ETF - June
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.1)%
Call Options - (3.8)%
Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $523.23(a)(b)	$(27,676,220)	(572)	$(1,033,123)
Put Options - (1.3)%
Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $383.10(a)(b)	(27,676,220)	(572)	(350,728)
TOTAL WRITTEN OPTIONS (Premiums received $1,292,048)			$(1,383,851)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$28,338,836	104.8%
Written Options	(1,383,851)	(5.1)
Money Market Deposit Account	114,507	0.4
Liabilities in Excess of Other Assets	(17,533)	(0.1)
	$27,051,959	100.0%

The accompanying notes are an integral part of these financial statements.

60

Innovator Growth-100 Power Buffer ETF - November
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.1%
Call Options - 99.4%
Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $4.84(a)(b)(c)	$1,258,010	26	$1,241,448
Put Options - 6.7%
Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $483.85(a)(b)(c)	1,258,010	26	84,396
TOTAL PURCHASED OPTIONS (Cost $1,325,959)			1,325,844
TOTAL INVESTMENTS - 106.1% (Cost $1,325,959)			$1,325,844
Liabilities in Excess of Other Assets - (6.1)%			(77,577)
TOTAL NET ASSETS - 100.0%			$1,248,267

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

61

Innovator Growth-100 Power Buffer ETF - November
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.4)%
Call Options - (3.5)%
Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $560.49(a)(b)	$(1,258,010)	(26)	$(44,148)
Put Options - (2.9)%
Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $411.27(a)(b)	(1,258,010)	(26)	(36,764)
TOTAL WRITTEN OPTIONS (Premiums received $80,794)			$(80,912)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$1,325,844	106.1%
Written Options	(80,912)	(6.4)
Liabilities in Excess of Other Assets	3,335	0.3
	$1,248,267	100.0%

The accompanying notes are an integral part of these financial statements.

62

Innovator Growth-100 Power Buffer ETF - October
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.8%
Call Options - 99.0%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $4.88(a)(b)(c)	$161,412,360	3,336	$159,388,042
Put Options - 6.8%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $488.07(a)(b)(c)	161,412,360	3,336	10,963,497
TOTAL PURCHASED OPTIONS (Cost $171,246,505)			170,351,539
TOTAL INVESTMENTS - 105.8% (Cost $171,246,505)			$170,351,539
Money Market Deposit Account - 0.3%(d)			502,906
Liabilities in Excess of Other Assets - (6.1)%			(9,829,424)
TOTAL NET ASSETS - 100.0%			$161,025,021

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

63

Innovator Growth-100 Power Buffer ETF - October
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.0)%
Call Options - (3.1)%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $558.84(a)(b)	$(161,412,360)	(3,336)	$(5,107,683)
Put Options - (2.9)%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $414.86(a)(b)	(161,412,360)	(3,336)	(4,625,464)
TOTAL WRITTEN OPTIONS (Premiums received $10,241,793)			$(9,733,147)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$170,351,539	105.8%
Written Options	(9,733,147)	(6.0)
Money Market Deposit Account	502,906	0.3
Liabilities in Excess of Other Assets	(96,277)	(0.1)
	$161,025,021	100.0%

The accompanying notes are an integral part of these financial statements.

64

Innovator Growth-100 Power Buffer ETF - September
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.6%
Call Options - 99.9%
Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $4.76(a)(b)(c)	$36,433,905	753	$36,033,362
Put Options - 5.7%
Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $476.27(a)(b)(c)	36,433,905	753	2,052,693
TOTAL PURCHASED OPTIONS (Cost $37,345,270)			38,086,055
TOTAL INVESTMENTS - 105.6% (Cost $37,345,270)			$38,086,055
Money Market Deposit Account - 0.4%(d)			149,052
Liabilities in Excess of Other Assets - (6.0)%			(2,151,767)
TOTAL NET ASSETS - 100.0%			$36,083,340

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

65

Innovator Growth-100 Power Buffer ETF - September
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.9)%
Call Options - (3.6)%
Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $546.42(a)(b)	$(36,433,905)	(753)	$(1,284,995)
Put Options - (2.3)%
Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $404.83(a)(b)	(36,433,905)	(753)	(843,743)
TOTAL WRITTEN OPTIONS (Premiums received $2,095,564)			$(2,128,738)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$38,086,055	105.6%
Written Options	(2,128,738)	(5.9)
Money Market Deposit Account	149,052	0.4
Liabilities in Excess of Other Assets	(23,029)	(0.1)
	$36,083,340	100.0%

The accompanying notes are an integral part of these financial statements.

66

Innovator International Developed 10 Buffer ETF - Quarterly
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.3%
Call Options - 95.4%
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $0.21(a)(b)(c)	$5,505,790	695	$5,443,129
Put Options - 5.9%
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $83.63(a)(b)(c)	5,505,790	695	336,248
TOTAL PURCHASED OPTIONS (Cost $5,888,225)			5,779,377
TOTAL INVESTMENTS - 101.3% (Cost $5,888,225)			$5,779,377
Money Market Deposit Account - 0.1%(d)			6,954
Liabilities in Excess of Other Assets - (1.4)%			(76,758)
TOTAL NET ASSETS - 100.0%			$5,709,573

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

67

Innovator International Developed 10 Buffer ETF - Quarterly
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.3)%
Call Options - (0.1)%
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $87.13(a)(b)	$(5,505,790)	(695)	$(6,776)
Put Options - (1.2)%
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $75.27(a)(b)	(5,505,790)	(695)	(66,734)
TOTAL WRITTEN OPTIONS (Premiums received $105,372)			$(73,510)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$5,779,377	101.3%
Written Options	(73,510)	(1.3)
Money Market Deposit Account	6,954	0.1
Liabilities in Excess of Other Assets	(3,248)	(0.1)
	$5,709,573	100.0%

The accompanying notes are an integral part of these financial statements.

68

Innovator International Developed Power Buffer ETF - April
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.1%
Call Options - 97.0%
iShares MSCI EAFE ETF, Expiration: 03/31/2025; Exercise Price: $0.80(a)(b)(c)	$199,056,094	25,127	$195,875,016
Put Options - 4.1%
iShares MSCI EAFE ETF, Expiration: 03/31/2025; Exercise Price: $79.86(a)(b)(c)	199,056,094	25,127	8,191,402
TOTAL PURCHASED OPTIONS (Cost $203,375,817)			204,066,418
TOTAL INVESTMENTS - 101.1% (Cost $203,375,817)			$204,066,418
Money Market Deposit Account - 0.2%(d)			479,650
Liabilities in Excess of Other Assets - (1.3)%			(2,566,928)
TOTAL NET ASSETS - 100.0%			$201,979,140

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

69

Innovator International Developed Power Buffer ETF - April
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.2)%
Call Options - (0.6)%
iShares MSCI EAFE ETF, Expiration: 03/31/2025; Exercise Price: $93.28(a)(b)	$(199,056,094)	(25,127)	$(1,202,327)
Put Options - (0.6)%
iShares MSCI EAFE ETF, Expiration: 03/31/2025; Exercise Price: $67.88(a)(b)	(199,056,094)	(25,127)	(1,218,157)
TOTAL WRITTEN OPTIONS (Premiums received $4,472,938)			$(2,420,484)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$204,066,418	101.1%
Written Options	(2,420,484)	(1.2)
Money Market Deposit Account	479,650	0.2
Liabilities in Excess of Other Assets	(146,444)	(0.1)
	$201,979,140	100.0%

The accompanying notes are an integral part of these financial statements.

70

Innovator International Developed Power Buffer ETF - August
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.0%
Call Options - 97.9%
iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $0.80(a)(b)(c)	$14,822,062	1,871	$14,339,756
Put Options - 5.1%
iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $80.36(a)(b)(c)	14,822,062	1,871	753,040
TOTAL PURCHASED OPTIONS (Cost $15,187,925)			15,092,796
TOTAL INVESTMENTS - 103.0% (Cost $15,187,925)			$15,092,796
Money Market Deposit Account - 0.2%(d)			27,005
Liabilities in Excess of Other Assets - (3.2)%			(454,920)
TOTAL NET ASSETS - 100.0%			$14,664,881

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

71

Innovator International Developed Power Buffer ETF - August
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.1)%
Call Options - (1.5)%
iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $93.35(a)(b)	$(14,822,062)	(1,871)	$(213,762)
Put Options - (1.6)%
iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $68.31(a)(b)	(14,822,062)	(1,871)	(230,207)
TOTAL WRITTEN OPTIONS (Premiums received $488,426)			$(443,969)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$15,092,796	103.0%
Written Options	(443,969)	(3.1)
Money Market Deposit Account	27,005	0.2
Liabilities in Excess of Other Assets	(10,951)	(0.1)
	$14,664,881	100.0%

The accompanying notes are an integral part of these financial statements.

72

Innovator International Developed Power Buffer ETF - December
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.2%
Call Options - 99.8%
iShares MSCI EAFE ETF, Expiration: 11/29/2024; Exercise Price: $0.72(a)(b)(c)	$10,948,204	1,382	$10,850,427
Put Options - 0.4%
iShares MSCI EAFE ETF, Expiration: 11/29/2024; Exercise Price: $72.42(a)(b)(c)	10,948,204	1,382	42,566
TOTAL PURCHASED OPTIONS (Cost $10,296,913)			10,892,993
TOTAL INVESTMENTS - 100.2% (Cost $10,296,913)			$10,892,993
Money Market Deposit Account - 0.2%(d)			25,628
Liabilities in Excess of Other Assets - (0.4)%			(43,355)
TOTAL NET ASSETS - 100.0%			$10,875,266

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

73

Innovator International Developed Power Buffer ETF - December
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.3)%
Call Options - (0.1)%
iShares MSCI EAFE ETF, Expiration: 11/29/2024; Exercise Price: $86.27(a)(b)	$(10,948,204)	(1,382)	$(12,673)
Put Options - (0.2)%
iShares MSCI EAFE ETF, Expiration: 11/29/2024; Exercise Price: $61.56(a)(b)	(10,948,204)	(1,382)	(22,983)
TOTAL WRITTEN OPTIONS (Premiums received $232,165)			$(35,656)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$10,892,993	100.2%
Written Options	(35,656)	(0.3)
Money Market Deposit Account	25,628	0.2
Liabilities in Excess of Other Assets	(7,699)	(0.1)
	$10,875,266	100.0%

The accompanying notes are an integral part of these financial statements.

74

Innovator International Developed Power Buffer ETF - February
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.5%
Call Options - 99.0%
iShares MSCI EAFE ETF, Expiration: 01/31/2025; Exercise Price: $0.75(a)(b)(c)	$11,922,610	1,505	$11,711,714
Put Options - 1.5%
iShares MSCI EAFE ETF, Expiration: 01/31/2025; Exercise Price: $75.01(a)(b)(c)	11,922,610	1,505	180,796
TOTAL PURCHASED OPTIONS (Cost $11,739,680)			11,892,510
TOTAL INVESTMENTS - 100.5% (Cost $11,739,680)			$11,892,510
Money Market Deposit Account - 0.2%(d)			19,528
Liabilities in Excess of Other Assets - (0.7)%			(79,411)
TOTAL NET ASSETS - 100.0%			$11,832,627

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

75

Innovator International Developed Power Buffer ETF - February
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.6)%
Call Options - (0.2)%
iShares MSCI EAFE ETF, Expiration: 01/31/2025; Exercise Price: $88.17(a)(b)	$(11,922,610)	(1,505)	$(23,313)
Put Options - (0.4)%
iShares MSCI EAFE ETF, Expiration: 01/31/2025; Exercise Price: $63.76(a)(b)	(11,922,610)	(1,505)	(47,693)
TOTAL WRITTEN OPTIONS (Premiums received $250,989)			$(71,006)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$11,892,510	100.5%
Written Options	(71,006)	(0.6)
Money Market Deposit Account	19,528	0.2
Liabilities in Excess of Other Assets	(8,405)	(0.1)
	$11,832,627	100.0%

The accompanying notes are an integral part of these financial statements.

76

Innovator International Developed Power Buffer ETF - January
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.3%
Call Options - 99.1%
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $0.75(a)(b)(c)	$182,269,376	23,008	$179,013,284
Put Options - 1.2%
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $75.35(a)(b)(c)	182,269,376	23,008	2,246,961
TOTAL PURCHASED OPTIONS (Cost $176,373,362)			181,260,245
TOTAL INVESTMENTS - 100.3% (Cost $176,373,362)			$181,260,245
Money Market Deposit Account - 0.2%(d)			430,624
Liabilities in Excess of Other Assets - (0.5)%			(973,056)
TOTAL NET ASSETS - 100.0%			$180,717,813

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

77

Innovator International Developed Power Buffer ETF - January
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.5)%
Call Options - (0.2)%
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $86.64(a)(b)	$(182,269,376)	(23,008)	$(258,150)
Put Options - (0.3)%
iShares MSCI EAFE ETF, Expiration: 12/31/2024; Exercise Price: $64.05(a)(b)	(182,269,376)	(23,008)	(583,483)
TOTAL WRITTEN OPTIONS (Premiums received $4,353,616)			$(841,633)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$181,260,245	100.3%
Written Options	(841,633)	(0.5)
Money Market Deposit Account	430,624	0.2
Liabilities in Excess of Other Assets	(131,423)	0.0
	$180,717,813	100.0%

The accompanying notes are an integral part of these financial statements.

78

Innovator International Developed Power Buffer ETF - July
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.5%
Call Options - 98.5%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $0.78(a)(b)(c)	$162,345,546	20,493	$156,950,558
Put Options - 4.0%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $78.33(a)(b)(c)	162,345,546	20,493	6,379,677
TOTAL PURCHASED OPTIONS (Cost $163,151,554)			163,330,235
TOTAL INVESTMENTS - 102.5% (Cost $163,151,554)			$163,330,235
Money Market Deposit Account - 0.2%(d)			369,659
Liabilities in Excess of Other Assets - (2.7)%			(4,330,551)
TOTAL NET ASSETS - 100.0%			$159,369,343

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

79

Innovator International Developed Power Buffer ETF - July
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.6)%
Call Options - (1.3)%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $91.49(a)(b)	$(162,345,546)	(20,493)	$(2,151,355)
Put Options - (1.3)%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $66.58(a)(b)	(162,345,546)	(20,493)	(2,062,416)
TOTAL WRITTEN OPTIONS (Premiums received $3,945,387)			$(4,213,771)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$163,330,235	102.5%
Written Options	(4,213,771)	(2.6)
Money Market Deposit Account	369,659	0.2
Liabilities in Excess of Other Assets	(116,780)	(0.1)
	$159,369,343	100.0%

The accompanying notes are an integral part of these financial statements.

80

Innovator International Developed Power Buffer ETF - June
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.3%
Call Options - 96.6%
iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $0.81(a)(b)(c)	$23,401,588	2,954	$22,980,820
Put Options - 4.7%
iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $81.18(a)(b)(c)	23,401,588	2,954	1,122,343
TOTAL PURCHASED OPTIONS (Cost $24,353,934)			24,103,163
TOTAL INVESTMENTS - 101.3% (Cost $24,353,934)			$24,103,163
Money Market Deposit Account - 0.3%(d)			77,460
Liabilities in Excess of Other Assets - (1.6)%			(397,433)
TOTAL NET ASSETS - 100.0%			$23,783,190

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

81

Innovator International Developed Power Buffer ETF - June
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.6)%
Call Options - (1.2)%
iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $98.02(a)(b)	$(23,401,588)	(2,954)	$(273,718)
Put Options - (0.4)%
iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $69.00(a)(b)	(23,401,588)	(2,954)	(107,407)
TOTAL WRITTEN OPTIONS (Premiums received $431,399)			$(381,125)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$24,103,163	101.3%
Written Options	(381,125)	(1.6)
Money Market Deposit Account	77,460	0.3
Liabilities in Excess of Other Assets	(16,308)	0.0
	$23,783,190	100.0%

The accompanying notes are an integral part of these financial statements.

82

Innovator International Developed Power Buffer ETF - March
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.6%
Call Options - 98.1%
iShares MSCI EAFE ETF, Expiration: 02/28/2025; Exercise Price: $0.77(a)(b)(c)	$12,928,704	1,632	$12,691,085
Put Options - 2.5%
iShares MSCI EAFE ETF, Expiration: 02/28/2025; Exercise Price: $77.25(a)(b)(c)	12,928,704	1,632	326,302
TOTAL PURCHASED OPTIONS (Cost $13,002,092)			13,017,387
TOTAL INVESTMENTS - 100.6% (Cost $13,002,092)			$13,017,387
Money Market Deposit Account - 0.2%(d)			30,016
Liabilities in Excess of Other Assets - (0.8)%			(102,896)
TOTAL NET ASSETS - 100.0%			$12,944,507

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

83

Innovator International Developed Power Buffer ETF - March
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.7)%
Call Options - (0.2)%
iShares MSCI EAFE ETF, Expiration: 02/28/2025; Exercise Price: $92.16(a)(b)	$(12,928,704)	(1,632)	$(21,004)
Put Options - (0.5)%
iShares MSCI EAFE ETF, Expiration: 02/28/2025; Exercise Price: $65.66(a)(b)	(12,928,704)	(1,632)	(72,608)
TOTAL WRITTEN OPTIONS (Premiums received $241,300)			$ (93,612)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$13,017,387	100.6%
Written Options	(93,612)	(0.7)
Money Market Deposit Account	30,016	0.2
Liabilities in Excess of Other Assets	(9,284)	(0.1)
	$12,944,507	100.0%

The accompanying notes are an integral part of these financial statements.

84

Innovator International Developed Power Buffer ETF - May
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.3%
Call Options - 98.3%
iShares MSCI EAFE ETF, Expiration: 04/30/2025; Exercise Price: $0.77(a)(b)(c)	$8,959,782	1,131	$8,813,722
Put Options - 3.0%
iShares MSCI EAFE ETF, Expiration: 04/30/2025; Exercise Price: $77.27(a)(b)(c)	8,959,782	1,131	262,166
TOTAL PURCHASED OPTIONS (Cost $9,056,803)			9,075,888
TOTAL INVESTMENTS - 101.3% (Cost $9,056,803)			$9,075,888
Money Market Deposit Account - 0.1%(d)			12,998
Liabilities in Excess of Other Assets - (1.4)%			(121,284)
TOTAL NET ASSETS - 100.0%			$8,967,602

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

85

Innovator International Developed Power Buffer ETF - May
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.3)%
Call Options - (0.7)%
iShares MSCI EAFE ETF, Expiration: 04/30/2025; Exercise Price: $93.46(a)(b)	$(8,959,782)	(1,131)	$(61,687)
Put Options - (0.6)%
iShares MSCI EAFE ETF, Expiration: 04/30/2025; Exercise Price: $65.68(a)(b)	(8,959,782)	(1,131)	(53,271)
TOTAL WRITTEN OPTIONS (Premiums received $165,654)			$(114,958)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$9,075,888	101.3%
Written Options	(114,958)	(1.3)
Money Market Deposit Account	12,998	0.1
Liabilities in Excess of Other Assets	(6,326)	(0.1)
	$8,967,602	100.0%

The accompanying notes are an integral part of these financial statements.

86

Innovator International Developed Power Buffer ETF - November
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.7%
Call Options - 97.5%
iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: $0.79(a)(b)(c)	$4,428,398	559	$4,286,971
Put Options - 5.2%
iShares MSCI EAFE ETF
Expiration: 10/31/2025; Exercise Price: $79.22(a)(b)(c)	4,428,398	559	231,426
TOTAL PURCHASED OPTIONS (Cost $4,518,987)			4,518,397
TOTAL INVESTMENTS - 102.7% (Cost $4,518,987)			$4,518,397
Money Market Deposit Account - 0.1%(d)			2,931
Liabilities in Excess of Other Assets - (2.8)%			(123,847)
TOTAL NET ASSETS - 100.0%			$4,397,481

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

87

Innovator International Developed Power Buffer ETF - November
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.1)%
Call Options - (1.1)%
iShares MSCI EAFE ETF(a)(b)
Expiration: 10/31/2025; Exercise Price: $91.55	(4,428,398)	(559)	$(50,310)
Total Call Options			(50,310)
Put Options - (2.0)%
iShares MSCI EAFE ETF(a)(b)
Expiration: 10/31/2025; Exercise Price: $67.34	(4,428,398)	(559)	(86,086)
Total Put Options			(86,086)
TOTAL WRITTEN OPTIONS (Premiums received $135,802)			$(136,396)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$4,518,397	102.7%
Written Options	(136,396)	(3.1)
Money Market Deposit Account	2,931	0.1
Other Assets in Excess of Other Assets	12,549	0.3
	$4,397,481	100.0%

The accompanying notes are an integral part of these financial statements.

88

Innovator International Developed Power Buffer ETF - October
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.9%
Call Options - 96.5%
iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $0.84(a)(b)(c)	$121,246,210	15,305	$117,530,768
Put Options - 7.4%
iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $83.63(a)(b)(c)	121,246,210	15,305	8,991,228
TOTAL PURCHASED OPTIONS (Cost $130,909,360)			126,521,996
TOTAL INVESTMENTS - 103.9% (Cost $130,909,360)			$126,521,996
Money Market Deposit Account - 0.3%(d)			308,994
Liabilities in Excess of Other Assets - (4.2)%			(5,121,040)
TOTAL NET ASSETS - 100.0%			$121,709,950

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

89

Innovator International Developed Power Buffer ETF - October
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.1)%
Call Options - (1.7)%
iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $95.88(a)(b)	$(121,246,210)	(15,305)	$(2,105,815)
Put Options - (2.4)%
iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $71.09(a)(b)	(121,246,210)	(15,305)	(2,930,601)
TOTAL WRITTEN OPTIONS (Premiums received $4,442,901)			$(5,036,416)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$126,521,996	103.9%
Written Options	(5,036,416)	(4.1)
Money Market Deposit Account	308,994	0.3
Liabilities in Excess of Other Assets	(84,624)	(0.1)
	$121,709,950	100.0%

The accompanying notes are an integral part of these financial statements.

90

Innovator International Developed Power Buffer ETF - September
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.4%
Call Options - 96.0%
iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $0.83(a)(b)(c)	$67,091,418	8,469	$64,956,298
Put Options - 6.4%
iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $82.98(a)(b)(c)	67,091,418	8,469	4,333,079
TOTAL PURCHASED OPTIONS (Cost $71,151,396)			69,289,377
TOTAL INVESTMENTS - 102.4% (Cost $71,151,396)			$69,289,377
Money Market Deposit Account - 0.2%(d)			159,571
Liabilities in Excess of Other Assets - (2.6)%			(1,773,343)
TOTAL NET ASSETS - 100.0%			$67,675,605

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

91

Innovator International Developed Power Buffer ETF - September
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.6)%
Call Options - (2.0)%
iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $95.53(a)(b)	$(67,091,418)	(8,469)	$(1,304,141)
Put Options - (0.6)%
iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $70.53(a)(b)	(67,091,418)	(8,469)	(424,551)
TOTAL WRITTEN OPTIONS (Premiums received $2,040,745)			$(1,728,692)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$69,289,377	102.4%
Written Options	(1,728,692)	(2.6)
Money Market Deposit Account	159,571	0.2
Liabilities in Excess of Other Assets	(44,651)	0.0
	$67,675,605	100.0%

The accompanying notes are an integral part of these financial statements.

92

Innovator Nasdaq-100 10 Buffer ETF - Quarterly
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.4%
Call Options - 98.8%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $1.23(a)(b)(c)	$79,738,480	1,648	$79,456,359
Put Options - 3.6%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $488.07(a)(b)(c)	79,738,480	1,648	2,887,461
TOTAL PURCHASED OPTIONS (Cost $83,134,026)			82,343,820
TOTAL INVESTMENTS - 102.4% (Cost $83,134,026)			$82,343,820
Money Market Deposit Account - 0.1%(d)			110,620
Liabilities in Excess of Other Assets - (2.5)%			(2,001,240)
TOTAL NET ASSETS - 100.0%			$80,453,200

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

93

Innovator Nasdaq-100 10 Buffer ETF - Quarterly
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.5)%
Call Options - (1.4)%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $510.33(a)(b)	$(79,738,480)	(1,648)	$(1,095,129)
Put Options - (1.1)%
Invesco QQQ Trust Series 1, Expiration: 12/31/2024; Exercise Price: $439.26(a)(b)	(79,738,480)	(1,648)	(867,260)
TOTAL WRITTEN OPTIONS (Premiums received $2,670,530)			$(1,962,389)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$82,343,820	102.4%
Written Options	(1,962,389)	(2.5)
Money Market Deposit Account	110,620	0.1
Liabilities in Excess of Other Assets	(38,851)	0.0(a)
	$80,453,200	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

94

Innovator Premium Income 10 Barrier ETF - April
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 9.0%
Put Options - 9.0%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $4,676.33(a)(b)(c)	$100,415,920	176	$833,865
TOTAL PURCHASED OPTIONS (Cost $2,032,778)			833,865
		Par
SHORT-TERM INVESTMENTS - 101.5%
U.S. Treasury Bills - 101.5%
4.95%, 12/26/2024(d)		$177,500	176,262
4.90%, 03/20/2025(d)(e)		9,403,300	9,244,653
TOTAL SHORT-TERM INVESTMENTS (Cost $9,409,378)			9,420,915
TOTAL INVESTMENTS - 110.5% (Cost $11,442,156)			$10,254,780
Money Market Deposit Account - 0.1%(f)			7,054
Liabilities in Excess of Other Assets - (10.6)%			(985,482)
TOTAL NET ASSETS - 100.0%			$9,276,352

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the effective yield as of October 31, 2024.
(e)	All or a portion of security has been pledged as collateral.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

95

Innovator Premium Income 10 Barrier ETF - April
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (10.6)%
Put Options - (10.6)%(a)(b)
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $4,728.87	$(108,974,095)	(191)	$(966,573)
S&P 500 Mini Index, Expiration: 03/31/2025; Exercise Price: $472.89	(1,483,404)	(26)	(12,944)
Total Put Options			(979,517)
TOTAL WRITTEN OPTIONS (Premiums received $2,193,135)			$(979,517)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$833,865	9.0%
Written Options	(979,517)	(10.6)
U.S. Treasury Bills	9,420,915	101.5
Money Market Deposit Account	7,054	0.1
Liabilities in Excess of Other Assets	(5,965)	0.0
	$9,276,352	100.0%

The accompanying notes are an integral part of these financial statements.

96

Innovator Premium Income 10 Barrier ETF - January
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 2.2%
Put Options - 2.2%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $4,240.14(a)(b)(c)	$51,349,050	90	$95,468
TOTAL PURCHASED OPTIONS (Cost $890,053)			95,468
		Par
SHORT-TERM INVESTMENTS - 100.2%
U.S. Treasury Bills - 100.2%
4.81%, 12/26/2024(d)(e)		$4,393,200	4,362,567
TOTAL SHORT-TERM INVESTMENTS (Cost $4,362,315)			4,362,567
TOTAL INVESTMENTS - 102.4% (Cost $5,252,368)			$4,458,035
Money Market Deposit Account - 0.2%(f)			9,109
Liabilities in Excess of Other Assets - (2.6)%			(113,063)
TOTAL NET ASSETS - 100.0%			$4,354,081

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the effective yield as of October 31, 2024.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of October 31, 2024 is $1 which represented 0.0% of net assets.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

97

Innovator Premium Income 10 Barrier ETF - January
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.5)%
Put Options - (2.5)%(a)(b)
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $4,287.78	$(55,342,865)	(97)	$(108,014)
S&P 500 Mini Index, Expiration: 12/31/2024; Exercise Price: $428.78	(1,141,080)	(20)	(2,161)
Total Put Options			(110,175)
TOTAL WRITTEN OPTIONS (Premiums received $854,131)			$(110,175)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$95,468	2.2%
Written Options	(110,175)	(2.5)
U.S. Treasury Bills	4,362,567	100.2
Money Market Deposit Account	9,109	0.2
Liabilities in Excess of Other Assets	(2,888)	(0.1)
	$4,354,081	100.0%

The accompanying notes are an integral part of these financial statements.

98

Innovator Premium Income 10 Barrier ETF - July
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 16.4%
Put Options - 16.4%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,860.03(a)(b)(c)	$51,919,595	91	$818,110
TOTAL PURCHASED OPTIONS (Cost $1,168,130)			818,110
		Par
SHORT-TERM INVESTMENTS - 102.8%
U.S. Treasury Bills - 102.8%
4.92%, 12/26/2024(d)		$93,400	92,749
4.68%, 03/20/2025(d)		93,600	92,021
4.58%, 06/12/2025(d)(e)		5,077,500	4,946,776
TOTAL SHORT-TERM INVESTMENTS (Cost $5,123,632)			5,131,546
TOTAL INVESTMENTS - 119.2% (Cost $6,291,762)			$5,949,656
Money Market Deposit Account - 0.1%(f)			7,285
Liabilities in Excess of Other Assets - (19.3)%			(963,105)
TOTAL NET ASSETS - 100.0%			$4,993,836

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the effective yield as of October 31, 2024.
(e)	All or a portion of security has been pledged as collateral.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

99

Innovator Premium Income 10 Barrier ETF - July
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (19.2)%
Put Options - (19.2)%(a)(b)
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,914.64	$(56,483,955)	(99)	$(949,588)
S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $491.46	(627,594)	(11)	(10,406)
Total Put Options			(959,994)
TOTAL WRITTEN OPTIONS (Premiums received $1,182,595)			$(959,994)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$818,110	16.4%
Written Options	(959,994)	(19.2)
U.S. Treasury Bills	5,131,546	102.8
Money Market Deposit Account	7,285	0.1
Liabilities in Excess of Other Assets	(3,111)	(0.1)
	$4,993,836	100.0%

The accompanying notes are an integral part of these financial statements.

100

Innovator Premium Income 10 Barrier ETF - October
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 27.3%
Put Options - 27.3%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $5,128.54(a)(b)(c)	$47,355,235	83	$1,301,711
TOTAL PURCHASED OPTIONS (Cost $1,253,515)			1,301,711
		Par
SHORT-TERM INVESTMENTS - 104.6%
U.S. Treasury Bills - 104.6%
4.58%, 12/31/2024(d)		$90,400	89,719
4.34%, 03/27/2025(d)		90,600	88,997
3.94%, 06/12/2025(d)		90,800	88,462
3.94%, 10/02/2025(d)(e)		4,896,900	4,710,616
TOTAL SHORT-TERM INVESTMENTS (Cost $4,991,504)			4,977,794
TOTAL INVESTMENTS - 131.9% (Cost $6,245,019)			$6,279,505
Money Market Deposit Account - 0.1%(f)			4,091
Liabilities in Excess of Other Assets - (32.0)%			(1,522,842)
TOTAL NET ASSETS - 100.0%			$4,760,754

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the effective yield as of October 31, 2024.
(e)	All or a portion of security has been pledged as collateral.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

101

Innovator Premium Income 10 Barrier ETF - October
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (31.9)%
Put Options - (31.9)%(a)(b)
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $5,186.16	$(51,919,595)	(91)	$(1,514,971)
S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: $518.62	(171,162)	(3)	(4,958)
Total Put Options			(1,519,929)
TOTAL WRITTEN OPTIONS (Premiums received $1,460,663)			$(1,519,929)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$1,301,711	27.3%
Written Options	(1,519,929)	(31.9)
U.S. Treasury Bills	4,977,794	104.6
Money Market Deposit Account	4,091	0.1
Liabilities in Excess of Other Assets	(2,913)	(0.1)
	$4,760,754	100.0%

The accompanying notes are an integral part of these financial statements.

102

Innovator Premium Income 15 Buffer ETF - April
Schedule of Investments
October 31, 2024

	Par	Value
SHORT-TERM INVESTMENTS - 100.5%
U.S. Treasury Bills - 100.5%
5.12%, 11/29/2024(a)	$17,600	$17,537
5.09%, 12/26/2024(a)	17,600	17,477
5.04%, 01/23/2025(a)	17,600	17,420
5.10%, 02/20/2025(a)	17,600	17,361
5.09%, 03/20/2025(a)(b)	3,768,100	3,704,527
TOTAL SHORT-TERM INVESTMENTS (Cost $3,767,140)		3,774,322
TOTAL INVESTMENTS - 100.5% (Cost $3,767,140)		$3,774,322
Money Market Deposit Account - 0.7%(c)		24,523
Liabilities in Excess of Other Assets - (1.2)%		(46,382)
TOTAL NET ASSETS - 100.0%		$3,752,463

Percentages are stated as a percent of net assets.
(a)	The rate shown is the effective yield as of October 31, 2024.
(b)	All or a portion of security has been pledged as collateral.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

103

Innovator Premium Income 15 Buffer ETF - April
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.7)%
Put Options - (0.7)%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $444.60(a)(b)	$(4,094,208)	(72)	$(26,292)
TOTAL WRITTEN OPTIONS (Premiums received $58,516)			$(26,292)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Written Options	$(26,292)	(0.7)%
U.S. Treasury Bills	3,774,322	100.5
Money Market Deposit Account	24,523	0.7
Liabilities in Excess of Other Assets	(20,090)	(0.5)
	$3,752,463	100.0%

The accompanying notes are an integral part of these financial statements.

104

Innovator Premium Income 15 Buffer ETF - January
Schedule of Investments
October 31, 2024

	Par	Value
SHORT-TERM INVESTMENTS - 100.0%
U.S. Treasury Bills - 100.0%
4.83%, 11/29/2024(a)	$40,100	$39,957
4.84%, 12/26/2024(a)(b)	8,628,700	8,568,536
TOTAL SHORT-TERM INVESTMENTS (Cost $8,607,618)		8,608,493
TOTAL INVESTMENTS - 100.0% (Cost $8,607,618)		$8,608,493
Money Market Deposit Account - 0.7%(c)		58,879
Liabilities in Excess of Other Assets - (0.7)%		(60,687)
TOTAL NET ASSETS - 100.0%		$8,606,685

Percentages are stated as a percent of net assets.
(a)	The rate shown is the effective yield as of October 31, 2024.
(b)	All or a portion of security has been pledged as collateral.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

105

Innovator Premium Income 15 Buffer ETF - January
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.2)%
Put Options - (0.2)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $403.44(a)(b)	$(10,292,384)	(181)	$(15,208)
TOTAL WRITTEN OPTIONS (Premiums received $137,531)			$(15,208)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Written Options	$(15,208)	(0.2)%
U.S. Treasury Bills	8,608,493	100.0
Money Market Deposit Account	58,879	0.7
Liabilities in Excess of Other Assets	(45,479)	(0.5)
	$8,606,685	100.0%

The accompanying notes are an integral part of these financial statements.

106

Innovator Premium Income 15 Buffer ETF - July
Schedule of Investments
October 31, 2024

	Par	Value
SHORT-TERM INVESTMENTS - 101.2%
U.S. Treasury Bills - 101.2%
5.17%, 11/29/2024(a)	$10,800	$10,761
5.12%, 12/26/2024(a)	10,800	10,725
4.95%, 01/23/2025(a)	10,900	10,789
4.99%, 02/20/2025(a)	10,900	10,752
4.94%, 03/20/2025(a)	10,900	10,716
4.93%, 04/17/2025(a)	10,900	10,682
4.92%, 05/15/2025(a)	10,900	10,651
4.90%, 06/12/2025(a)(b)	2,399,500	2,337,723
TOTAL SHORT-TERM INVESTMENTS (Cost $2,404,818)		2,412,799
TOTAL INVESTMENTS - 101.2% (Cost $2,404,818)		$2,412,799
Money Market Deposit Account - 0.6%(c)		14,027
Liabilities in Excess of Other Assets - (1.8)%		(42,856)
TOTAL NET ASSETS - 100.0%		$2,383,970

Percentages are stated as a percent of net assets.
(a)	The rate shown is the effective yield as of October 31, 2024.
(b)	All or a portion of security has been pledged as collateral.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

107

Innovator Premium Income 15 Buffer ETF - July
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.3)%
Put Options - (1.3)%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $462.60(a)(b)	$(2,502,016)	(44)	$(30,399)
TOTAL WRITTEN OPTIONS (Premiums received $40,703)			$(30,399)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Written Options	$(30,399)	(1.3)%
U.S. Treasury Bills	2,412,799	101.2
Money Market Deposit Account	14,027	0.6
Liabilities in Excess of Other Assets	(12,457)	(0.5)
	$2,383,970	100.0%

The accompanying notes are an integral part of these financial statements.

108

Innovator Premium Income 15 Buffer ETF - October
Schedule of Investments
October 31, 2024

	Par	Value
SHORT-TERM INVESTMENTS - 102.1%
U.S. Treasury Bills - 102.1%
4.70%, 11/29/2024(a)	$79,900	$79,615
4.58%, 12/31/2024(a)	80,000	79,397
4.39%, 01/30/2025(a)	80,100	79,212
4.39%, 02/27/2025(a)	80,100	78,944
4.34%, 03/27/2025(a)	80,200	78,781
3.99%, 04/17/2025(a)	80,200	78,594
4.01%, 05/15/2025(a)	80,300	78,465
3.95%, 06/12/2025(a)	80,300	78,233
3.98%, 07/10/2025(a)	80,400	78,082
3.99%, 08/07/2025(a)	80,400	77,821
3.95%, 10/02/2025(a)(b)	18,642,000	17,932,837
TOTAL SHORT-TERM INVESTMENTS (Cost $18,770,632)		18,719,981
TOTAL INVESTMENTS - 102.1% (Cost $18,770,632)		$18,719,981
Money Market Deposit Account - 0.5%(c)		94,927
Liabilities in Excess of Other Assets - (2.6)%		(483,268)
TOTAL NET ASSETS - 100.0%		$18,331,640

Percentages are stated as a percent of net assets.
(a)	The rate shown is the effective yield as of October 31, 2024.
(b)	All or a portion of security has been pledged as collateral.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

109

Innovator Premium Income 15 Buffer ETF - October
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.1)%
Put Options - (2.1)%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $487.71(a)(b)	$(18,367,072)	(323)	$(392,830)
TOTAL WRITTEN OPTIONS (Premiums received $373,145)			$(392,830)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Written Options	$(392,830)	(2.1)%
U.S. Treasury Bills	18,719,981	102.1
Money Market Deposit Account	94,927	0.5
Liabilities in Excess of Other Assets	(90,438)	(0.5)
	$18,331,640	100.0%

The accompanying notes are an integral part of these financial statements.

110

Innovator Premium Income 20 Barrier ETF - April
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 9.9%
Put Options - 9.9%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $4,150.90(a)(b)(c)	$601,354,430	1,054	$2,737,649
TOTAL PURCHASED OPTIONS (Cost $6,196,125)			2,737,649
		Par
SHORT-TERM INVESTMENTS - 101.0%
U.S. Treasury Bills - 101.0%
4.99%, 12/26/2024(d)		$453,800	450,636
4.98%, 03/20/2025(d)(e)		28,120,800	27,646,361
TOTAL SHORT-TERM INVESTMENTS (Cost $28,054,939)			28,096,997
TOTAL INVESTMENTS - 110.9% (Cost $34,251,064)			$30,834,646
Money Market Deposit Account - 0.1%(f)			23,268
Liabilities in Excess of Other Assets - (11.0)%			(3,055,605)
TOTAL NET ASSETS - 100.0%			$27,802,309

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the effective yield as of October 31, 2024.
(e)	All or a portion of security has been pledged as collateral.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

111

Innovator Premium Income 20 Barrier ETF - April
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (10.9)%
Put Options - (10.9)%(a)(b)
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $4,203.44	$(627,028,955)	(1,099)	$(3,016,557)
S&P 500 Mini Index, Expiration: 03/31/2025; Exercise Price: $420.34	(4,393,158)	(77)	(20,787)
Total Put Options			(3,037,344)
TOTAL WRITTEN OPTIONS (Premiums received $6,647,195)			$(3,037,344)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$2,737,649	9.9%
Written Options	(3,037,344)	(10.9)
U.S. Treasury Bills	28,096,997	101.0
Money Market Deposit Account	23,268	0.1
Liabilities in Excess of Other Assets	(18,261)	(0.1)
	$27,802,309	100.0%

The accompanying notes are an integral part of these financial statements.

112

Innovator Premium Income 20 Barrier ETF - January
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 2.7%
Put Options - 2.7%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $3,763.72(a)(b)(c)	$221,371,460	388	$254,920
TOTAL PURCHASED OPTIONS (Cost $1,926,334)			254,920
		Par
SHORT-TERM INVESTMENTS - 100.2%
U.S. Treasury Bills - 100.2%
4.86%, 12/26/2024(d)(e)		$9,385,500	9,320,059
TOTAL SHORT-TERM INVESTMENTS (Cost $9,318,829)			9,320,059
TOTAL INVESTMENTS - 102.9% (Cost $11,245,163)			$9,574,979
Money Market Deposit Account - 0.2%(f)			19,130
Liabilities in Excess of Other Assets - (3.1)%			(287,054)
TOTAL NET ASSETS - 100.0%			$9,307,055

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the effective yield as of October 31, 2024.
(e)	All or a portion of security has been pledged as collateral.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

113

Innovator Premium Income 20 Barrier ETF - January
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.0)%
Put Options - (3.0)%(a)(b)
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $3,811.36	$(229,929,635)	(403)	$(278,183)
S&P 500 Mini Index, Expiration: 12/31/2024; Exercise Price: $381.14	(2,510,376)	(44)	(2,942)
Total Put Options			(281,125)
TOTAL WRITTEN OPTIONS (Premiums received $1,895,980)			$(281,125)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$254,920	2.7%
Written Options	(281,125)	(3.0)
U.S. Treasury Bills	9,320,059	100.2
Money Market Deposit Account	19,130	0.2
Liabilities in Excess of Other Assets	(5,929)	(0.1)
	$9,307,055	100.0%

The accompanying notes are an integral part of these financial statements.

114

Innovator Premium Income 20 Barrier ETF - July
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 17.7%
Put Options - 17.7%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,313.96(a)(b)(c)	$429,620,385	753	$3,652,005
TOTAL PURCHASED OPTIONS (Cost $4,173,328)			3,652,005
		Par
SHORT-TERM INVESTMENTS - 102.0%
U.S. Treasury Bills - 102.0%
5.23%, 12/26/2024(d)		$325,500	323,230
5.12%, 03/20/2025(d)		326,100	320,598
5.08%, 06/12/2025(d)(e)		20,880,300	20,342,723
TOTAL SHORT-TERM INVESTMENTS (Cost $20,896,810)			20,986,551
TOTAL INVESTMENTS - 119.7% (Cost $25,070,138)			$24,638,556
Money Market Deposit Account - 0.1%(f)			10,911
Liabilities in Excess of Other Assets - (19.8)%			(4,075,461)
TOTAL NET ASSETS - 100.0%			$20,574,006

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the effective yield as of October 31, 2024.
(e)	All or a portion of security has been pledged as collateral.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

115

Innovator Premium Income 20 Barrier ETF - July
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (19.7)%
Put Options - (19.7)%(a)(b)
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,368.57	$(448,448,370)	(786)	$(4,038,539)
S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $436.86	(2,624,484)	(46)	(23,412)
Total Put Options			(4,061,951)
TOTAL WRITTEN OPTIONS (Premiums received $4,533,726)			$(4,061,951)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$3,652,005	17.7%
Written Options	(4,061,951)	(19.7)
U.S. Treasury Bills	20,986,551	102.0
Money Market Deposit Account	10,911	0.1
Liabilities in Excess of Other Assets	(13,510)	(0.1)
	$20,574,006	100.0%

The accompanying notes are an integral part of these financial statements.

116

Innovator Premium Income 20 Barrier ETF - October
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 29.9%
Put Options - 29.9%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $4,552.30(a)(b)(c)	$392,534,960	688	$5,856,511
TOTAL PURCHASED OPTIONS (Cost $5,627,510)			5,856,511
		Par
SHORT-TERM INVESTMENTS - 103.4%
U.S. Treasury Bills - 103.4%
4.58%, 12/31/2024(d)		$314,700	312,329
4.35%, 03/27/2025(d)		315,300	309,720
3.97%, 06/12/2025(d)		315,900	307,767
3.97%, 10/02/2025(d)(e)		20,141,400	19,375,199
TOTAL SHORT-TERM INVESTMENTS (Cost $20,356,562)			20,305,015
TOTAL INVESTMENTS - 133.3% (Cost $25,984,072)			$26,161,526
Money Market Deposit Account - 0.1%(f)			16,391
Liabilities in Excess of Other Assets - (33.4)%			(6,548,006)
TOTAL NET ASSETS - 100.0%			$19,629,911

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the effective yield as of October 31, 2024.
(e)	All or a portion of security has been pledged as collateral.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

117

Innovator Premium Income 20 Barrier ETF - October
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (33.3)%
Put Options - (33.3)%(a)(b)
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $4,609.92	$(411,362,945)	(721)	$(6,523,075)
S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: $460.99	(798,756)	(14)	(12,584)
Total Put Options			(6,535,659)
TOTAL WRITTEN OPTIONS (Premiums received $6,249,992)			$(6,535,659)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$5,856,511	29.9%
Written Options	(6,535,659)	(33.3)
U.S. Treasury Bills	20,305,015	103.4
Money Market Deposit Account	16,391	0.1
Liabilities in Excess of Other Assets	(12,347)	(0.1)
	$19,629,911	100.0%

The accompanying notes are an integral part of these financial statements.

118

Innovator Premium Income 30 Barrier ETF - April
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 8.9%
Put Options - 8.9%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $3,625.47(a)(b)(c)	$1,242,647,010	2,178	$3,399,706
TOTAL PURCHASED OPTIONS (Cost $7,276,103)			3,399,706
		Par
SHORT-TERM INVESTMENTS - 100.7%
U.S. Treasury Bills - 100.7%
4.99%, 12/26/2024(d)		$543,100	539,313
5.00%, 03/20/2025(d)(e)		38,682,100	38,029,477
TOTAL SHORT-TERM INVESTMENTS (Cost $38,509,694)			38,568,790
TOTAL INVESTMENTS - 109.6% (Cost $45,785,797)			$41,968,496
Money Market Deposit Account - 0.1%(f)			31,289
Liabilities in Excess of Other Assets - (9.7)%			(3,712,963)
TOTAL NET ASSETS - 100.0%			$38,286,822

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the effective yield as of October 31, 2024.
(e)	All or a portion of security has been pledged as collateral.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

119

Innovator Premium Income 30 Barrier ETF - April
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (9.6)%
Put Options - (9.6)%(a)(b)
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $3,678.01	$(1,278,020,800)	(2,240)	$(3,671,091)
S&P 500 Mini Index, Expiration: 03/31/2025; Exercise Price: $367.80	(6,047,724)	(106)	(16,648)
Total Put Options			(3,687,739)
TOTAL WRITTEN OPTIONS (Premiums received $7,653,119)			$(3,687,739)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$3,399,706	8.9%
Written Options	(3,687,739)	(9.6)
U.S. Treasury Bills	38,568,790	100.7
Money Market Deposit Account	31,289	0.1
Liabilities in Excess of Other Assets	(25,224)	(0.1)
	$38,286,822	100.0%

The accompanying notes are an integral part of these financial statements.

120

Innovator Premium Income 30 Barrier ETF - January
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 2.4%
Put Options - 2.4%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $3,287.30(a)(b)(c)	$795,910,275	1,395	$535,108
TOTAL PURCHASED OPTIONS (Cost $3,687,678)			535,108
		Par
SHORT-TERM INVESTMENTS - 100.0%
U.S. Treasury Bills - 100.0%
4.84%, 12/26/2024(d)(e)		$22,463,200	22,306,573
TOTAL SHORT-TERM INVESTMENTS (Cost $22,304,093)			22,306,573
TOTAL INVESTMENTS - 102.4% (Cost $25,991,771)			$22,841,681
Money Market Deposit Account - 0.3%(f)			61,898
Liabilities in Excess of Other Assets - (2.7)%			(600,672)
TOTAL NET ASSETS - 100.0%			$22,302,907

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the effective yield as of October 31, 2024.
(e)	All or a portion of security has been pledged as collateral.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

121

Innovator Premium Income 30 Barrier ETF - January
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.6)%
Put Options - (2.6)%(a)(b)
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $3,334.94	$(816,449,895)	(1,431)	$(581,644)
S&P 500 Mini Index, Expiration: 12/31/2024; Exercise Price: $333.49	(5,990,670)	(105)	(4,597)
Total Put Options			(586,241)
TOTAL WRITTEN OPTIONS (Premiums received $3,458,447)			$(586,241)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$535,108	2.4%
Written Options	(586,241)	(2.6)
U.S. Treasury Bills	22,306,573	100.0
Money Market Deposit Account	61,898	0.3
Liabilities in Excess of Other Assets	(14,431)	(0.1)
	$22,302,907	100.0%

The accompanying notes are an integral part of these financial statements.

122

Innovator Premium Income 30 Barrier ETF - July
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 15.4%
Put Options - 15.4%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,767.89(a)(b)(c)	$742,849,590	1,302	$3,640,223
TOTAL PURCHASED OPTIONS (Cost $3,871,501)			3,640,223
		Par
SHORT-TERM INVESTMENTS - 101.3%
U.S. Treasury Bills - 101.3%
5.24%, 12/26/2024(d)		$321,300	319,060
5.13%, 03/20/2025(d)		322,000	316,567
5.09%, 06/12/2025(d)(e)		24,010,500	23,392,334
TOTAL SHORT-TERM INVESTMENTS (Cost $23,922,814)			24,027,961
TOTAL INVESTMENTS - 116.7% (Cost $27,794,315)			$27,668,184
Money Market Deposit Account - 0.1%(f)			12,531
Liabilities in Excess of Other Assets - (16.8)%			(3,985,686)
TOTAL NET ASSETS - 100.0%			$23,695,029

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the effective yield as of October 31, 2024.
(e)	All or a portion of security has been pledged as collateral.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

123

Innovator Premium Income 30 Barrier ETF - July
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (16.8)%
Put Options - (16.8)%(a)(b)
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,822.50	$(764,530,300)	(1,340)	$(3,954,487)
S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $382.25	(3,080,916)	(54)	(15,612)
Total Put Options			(3,970,099)
TOTAL WRITTEN OPTIONS (Premiums received $4,193,497)			$(3,970,099)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$3,640,223	15.4%
Written Options	(3,970,099)	(16.8)
U.S. Treasury Bills	24,027,961	101.3
Money Market Deposit Account	12,531	0.1
Liabilities in Excess of Other Assets	(15,587)	0.0
	23,695,029	100.0%

The accompanying notes are an integral part of these financial statements.

124

Innovator Premium Income 30 Barrier ETF - October
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 25.0%
Put Options - 25.0%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $3,976.06(a)(b)(c)	$642,433,670	1,126	$5,358,319
TOTAL PURCHASED OPTIONS (Cost $5,108,480)			5,358,319
		Par
SHORT-TERM INVESTMENTS - 102.3%
U.S. Treasury Bills - 102.3%
4.58%, 12/31/2024(d)		$284,700	282,555
4.35%, 03/27/2025(d)		285,300	280,251
3.96%, 06/12/2025(d)		285,800	278,442
3.96%, 10/02/2025(d)(e)		21,918,200	21,084,407
TOTAL SHORT-TERM INVESTMENTS (Cost $21,983,039)			21,925,655
TOTAL INVESTMENTS - 127.3% (Cost $27,091,519)			$27,283,974
Money Market Deposit Account - 0.1%(f)			17,040
Liabilities in Excess of Other Assets - (27.4)%			(5,871,152)
TOTAL NET ASSETS - 100.0%			$21,429,862

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the effective yield as of October 31, 2024.
(e)	All or a portion of security has been pledged as collateral.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

125

Innovator Premium Income 30 Barrier ETF - October
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (27.3)%
Put Options - (27.3)%(a)(b)
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $4,033.68	$(662,973,290)	(1,162)	$(5,850,530)
S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: $403.37	(855,810)	(15)	(7,403)
Total Put Options			(5,857,933)
TOTAL WRITTEN OPTIONS (Premiums received $5,553,560)			$(5,857,933)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$5,358,319	25.0%
Written Options	(5,857,932)	(27.3)
U.S. Treasury Bills	21,925,655	102.3
Money Market Deposit Account	17,040	0.1
Liabilities in Excess of Other Assets	(13,220)	(0.1)
	$21,429,862	100.0%

The accompanying notes are an integral part of these financial statements.

126

Innovator Premium Income 40 Barrier ETF - April
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 7.3%
Put Options - 7.3%
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $3,100.04(a)(b)(c)	$828,431,340	1,452	$1,384,438
TOTAL PURCHASED OPTIONS (Cost $2,697,715)			1,384,438
		Par
SHORT-TERM INVESTMENTS - 100.5%
U.S. Treasury Bills - 100.5%
5.02%, 12/26/2024(d)		$241,500	239,816
5.02%, 03/20/2025(d)(e)		19,310,500	18,984,704
TOTAL SHORT-TERM INVESTMENTS (Cost $19,193,325)			19,224,520
TOTAL INVESTMENTS - 107.8% (Cost $21,891,040)			$20,608,958
Money Market Deposit Account - 0.1%(f)			15,972
Liabilities in Excess of Other Assets - (7.9)%			(1,505,137)
TOTAL NET ASSETS - 100.0%			$19,119,793

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the effective yield as of October 31, 2024.
(e)	All or a portion of security has been pledged as collateral.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

127

Innovator Premium Income 40 Barrier ETF - April
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.8)%
Put Options - (7.8)%(a)(b)
S&P 500 Index, Expiration: 03/31/2025; Exercise Price: $3,152.58	$(846,118,235)	(1,483)	$(1,487,508)
S&P 500 Mini Index, Expiration: 03/31/2025; Exercise Price: $315.26	(3,023,862)	(53)	(5,133)
Total Put Options			(1,492,641)
TOTAL WRITTEN OPTIONS (Premiums received $2,821,589)			$(1,492,641)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$1,384,438	7.3%
Written Options	(1,492,641)	(7.8)
U.S. Treasury Bills	19,224,520	100.5
Money Market Deposit Account	15,972	0.1
Liabilities in Excess of Other Assets	(12,496)	(0.1)
	$19,119,793	100.0%

The accompanying notes are an integral part of these financial statements.

128

Innovator Premium Income 40 Barrier ETF - January
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 1.7%
Put Options - 1.7%
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $2,810.88(a)(b)(c)	$235,635,085	413	$84,355
TOTAL PURCHASED OPTIONS (Cost $630,893)			84,355
		Par
SHORT-TERM INVESTMENTS - 99.9%
U.S. Treasury Bills - 99.9%
4.85%, 12/26/2024(d)(e)		$4,982,500	4,947,759
TOTAL SHORT-TERM INVESTMENTS (Cost $4,947,220)			4,947,759
TOTAL INVESTMENTS - 101.6% (Cost $5,578,113)			$5,032,114
Money Market Deposit Account - 0.3%(f)			15,166
Liabilities in Excess of Other Assets - (1.9)%			(95,650)
TOTAL NET ASSETS - 100.0%			$4,951,630

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the effective yield as of October 31, 2024.
(e)	All or a portion of security has been pledged as collateral.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

129

Innovator Premium Income 40 Barrier ETF - January
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.9)%
Put Options - (1.9)%(a)(b)
S&P 500 Index, Expiration: 12/31/2024; Exercise Price: $2,858.52	$(240,199,445)	(421)	$(91,938)
S&P 500 Mini Index, Expiration: 12/31/2024; Exercise Price: $285.85	(1,312,242)	(23)	(669)
Total Put Options			(92,607)
TOTAL WRITTEN OPTIONS (Premiums received $436,823)			$(92,607)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$84,355	1.7%
Written Options	(92,607)	(1.9)
U.S. Treasury Bills	4,947,759	99.9
Money Market Deposit Account	15,166	0.3
Liabilities in Excess of Other Assets	(3,043)	0.0
	$4,951,630	100.0%

The accompanying notes are an integral part of these financial statements.

130

Innovator Premium Income 40 Barrier ETF - July
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 12.2%
Put Options - 12.2%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,221.82(a)(b)(c)	$338,333,185	593	$991,211
TOTAL PURCHASED OPTIONS (Cost $1,156,638)			991,211
		Par
SHORT-TERM INVESTMENTS - 100.9%
U.S. Treasury Bills - 100.9%
5.18%, 12/26/2024(d)		$98,300	97,615
5.04%, 03/20/2025(d)		98,500	96,838
5.00%, 06/12/2025(d)(e)		8,197,000	7,985,963
TOTAL SHORT-TERM INVESTMENTS (Cost $8,148,997)			8,180,416
TOTAL INVESTMENTS - 113.1% (Cost $9,305,635)			$9,171,627
Money Market Deposit Account - 0.1%(f)			4,427
Liabilities in Excess of Other Assets - (13.2)%			(1,072,059)
TOTAL NET ASSETS - 100.0%			$8,103,995

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the effective yield as of October 31, 2024.
(e)	All or a portion of security has been pledged as collateral.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

131

Innovator Premium Income 40 Barrier ETF - July
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (13.2)%
Put Options - (13.2)%(a)(b)
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,276.43	$(345,750,270)	(606)	$(1,063,760)
S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $327.64	(1,026,972)	(18)	(3,103)
Total Put Options			(1,066,863)
TOTAL WRITTEN OPTIONS (Premiums received $1,222,501)			$(1,066,863)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$991,211	12.2%
Written Options	(1,066,863)	(13.2)
U.S. Treasury Bills	8,180,416	100.9
Money Market Deposit Account	4,427	0.1
Liabilities in Excess of Other Assets	(5,196)	0.0
	$8,103,995	100.0%

The accompanying notes are an integral part of these financial statements.

132

Innovator Premium Income 40 Barrier ETF - October
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 19.1%
Put Options - 19.1%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $3,399.82(a)(b)(c)	$499,797,420	876	$2,383,736
TOTAL PURCHASED OPTIONS (Cost $2,314,685)			2,383,736
		Par
SHORT-TERM INVESTMENTS - 101.5%
U.S. Treasury Bills - 101.5%
4.58%, 12/31/2024(d)		$140,700	139,640
4.35%, 03/27/2025(d)		141,000	138,505
3.96%, 06/12/2025(d)		141,300	137,662
3.96%, 10/02/2025(d)(e)		12,758,400	12,273,056
TOTAL SHORT-TERM INVESTMENTS (Cost $12,722,623)			12,688,863
TOTAL INVESTMENTS - 120.6% (Cost $15,037,308)			$15,072,599
Money Market Deposit Account - 0.1%(f)			10,703
Liabilities in Excess of Other Assets - (20.7)%			(2,588,536)
TOTAL NET ASSETS - 100.0%			$12,494,766

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown is the effective yield as of October 31, 2024.
(e)	All or a portion of security has been pledged as collateral.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

133

Innovator Premium Income 40 Barrier ETF - October
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (20.7)%
Put Options - (20.7)%(a)(b)
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $3,457.44	$(511,778,865)	(897)	$(2,578,373)
S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: $345.74	(513,486)	(9)	(2,543)
Total Put Options			(2,580,916)
TOTAL WRITTEN OPTIONS (Premiums received $2,475,418)			$(2,580,916)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$2,383,736	19.1%
Written Options	(2,580,916)	(20.7)
U.S. Treasury Bills	12,688,863	101.5
Money Market Deposit Account	10,703	0.1
Liabilities in Excess of Other Assets	(7,620)	0.0
	$12,494,766	100.0%

The accompanying notes are an integral part of these financial statements.

134

Innovator Premium Income 9 Buffer ETF - April
Schedule of Investments
October 31, 2024

	Par	Value
SHORT-TERM INVESTMENTS - 100.9%
U.S. Treasury Bills - 100.9%
5.09%, 11/29/2024(a)	$10,000	$9,964
5.08%, 12/26/2024(a)	10,000	9,930
5.01%, 01/23/2025(a)	10,000	9,898
5.08%, 02/20/2025(a)	10,000	9,864
5.07%, 03/20/2025(a)(b)	1,885,200	1,853,394
TOTAL SHORT-TERM INVESTMENTS (Cost $1,889,567)		1,893,050
TOTAL INVESTMENTS - 100.9% (Cost $1,889,567)		$1,893,050
Money Market Deposit Account - 0.7%(c)		13,230
Liabilities in Excess of Other Assets - (1.6)%		(30,500)
TOTAL NET ASSETS - 100.0%		$1,875,780

Percentages are stated as a percent of net assets.
(a)	The rate shown is the effective yield as of October 31, 2024.
(b)	All or a portion of security has been pledged as collateral.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

135

Innovator Premium Income 9 Buffer ETF - April
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.0)%
Put Options - (1.0)%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $475.97(a)(b)	$(2,047,104)	(36)	$(19,239)
TOTAL WRITTEN OPTIONS (Premiums received $41,019)			$(19,239)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Written Options	$(19,239)	(1.0%)
U.S. Treasury Bills	1,893,050	100.9
Money Market Deposit Account	13,230	0.7
Liabilities in Excess of Other Assets	(11,261)	(0.6)
	$1,875,780	100.0%

The accompanying notes are an integral part of these financial statements.

136

Innovator Premium Income 9 Buffer ETF - January
Schedule of Investments
October 31, 2024

	Par	Value
SHORT-TERM INVESTMENTS - 100.1%
U.S. Treasury Bills - 100.1%
4.83%, 11/29/2024(a)	$53,800	$53,608
4.83%, 12/26/2024(a)(b)	9,859,200	9,790,456
TOTAL SHORT-TERM INVESTMENTS (Cost $9,843,128)		9,844,064
TOTAL INVESTMENTS - 100.1% (Cost $9,843,128)		$9,844,064
Money Market Deposit Account - 0.8%(c)		74,679
Liabilities in Excess of Other Assets - (0.9)%		(83,657)
TOTAL NET ASSETS - 100.0%		$9,835,086

Percentages are stated as a percent of net assets.
(a)	The rate shown is the effective yield as of October 31, 2024.
(b)	All or a portion of security has been pledged as collateral.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

137

Innovator Premium Income 9 Buffer ETF - January
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.2)%
Put Options - (0.2)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $431.91(a)(b)	$(11,770,848)	(207)	$(23,569)
TOTAL WRITTEN OPTIONS (Premiums received $226,401)			$(23,569)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Written Options	$(23,569)	(0.2)%
U.S. Treasury Bills	9,844,064	100.1
Money Market Deposit Account	74,679	0.8
Liabilities in Excess of Other Assets	(60,088)	(0.7)
	$9,835,086	100.0%

The accompanying notes are an integral part of these financial statements.

138

Innovator Premium Income 9 Buffer ETF - July
Schedule of Investments
October 31, 2024

	Par	Value
SHORT-TERM INVESTMENTS - 101.8%
U.S. Treasury Bills - 101.8%
5.23%, 11/29/2024(a)	$6,200	$6,178
5.24%, 12/26/2024(a)	6,200	6,157
5.01%, 01/23/2025(a)	6,200	6,137
5.12%, 02/20/2025(a)	6,200	6,116
5.13%, 03/20/2025(a)	6,200	6,095
5.12%, 04/17/2025(a)	6,200	6,076
5.12%, 05/15/2025(a)	6,200	6,058
5.09%, 06/12/2025(a)(b)	1,200,500	1,169,592
TOTAL SHORT-TERM INVESTMENTS (Cost $1,207,120)		1,212,409
TOTAL INVESTMENTS - 101.8% (Cost $1,207,120)		$1,212,409
Money Market Deposit Account - 0.7%(c)		7,847
Liabilities in Excess of Other Assets - (2.5)%		(29,416)
TOTAL NET ASSETS - 100.0%		$1,190,840

Percentages are stated as a percent of net assets.
(a)	The rate shown is the effective yield as of October 31, 2024.
(b)	All or a portion of security has been pledged as collateral.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

139

Innovator Premium Income 9 Buffer ETF - July
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.9)%
Put Options - (1.9)%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $495.26(a)(b)	$(1,251,008)	(22)	$(22,308)
TOTAL WRITTEN OPTIONS (Premiums received $26,369)			$(22,308)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Written Options	$(22,308)	(1.9)%
U.S. Treasury Bills	1,212,409	101.8
Money Market Deposit Account	7,847	0.7
Liabilities in Excess of Other Assets	(7,108)	(0.6)
	$1,190,840	100.0%

The accompanying notes are an integral part of these financial statements.

140

Innovator Premium Income 9 Buffer ETF - October
Schedule of Investments
October 31, 2024

	Par	Value
SHORT-TERM INVESTMENTS - 103.0%
U.S. Treasury Bills - 103.0%
4.70%, 11/29/2024(a)	$79,100	$78,818
4.57%, 12/31/2024(a)	79,200	78,603
4.38%, 01/30/2025(a)	79,200	78,322
4.38%, 02/27/2025(a)	79,300	78,156
4.34%, 03/27/2025(a)	79,300	77,897
3.97%, 04/17/2025(a)	79,400	77,810
4.00%, 05/15/2025(a)	79,400	77,585
3.95%, 06/12/2025(a)	79,500	77,453
3.97%, 07/10/2025(a)	79,500	77,207
3.98%, 08/07/2025(a)	79,600	77,047
3.94%, 10/02/2025(a)(b)	15,654,500	15,058,986
TOTAL SHORT-TERM INVESTMENTS (Cost $15,882,002)		15,837,884
TOTAL INVESTMENTS - 103.0% (Cost $15,882,002)		$15,837,884
Money Market Deposit Account - 0.6%(c)		91,398
Liabilities in Excess of Other Assets - (3.6)%		(559,849)
TOTAL NET ASSETS - 100.0%		$15,369,433

Percentages are stated as a percent of net assets.
(a)	The rate shown is the effective yield as of October 31, 2024.
(b)	All or a portion of security has been pledged as collateral.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

141

Innovator Premium Income 9 Buffer ETF - October
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.1)%
Put Options - (3.1)%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $522.14(a)(b)	$(15,410,144)	(271)	$(471,990)
TOTAL WRITTEN OPTIONS (Premiums received $459,208)			$(471,990)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Written Options	$(471,990)	(3.1)%
U.S. Treasury Bills	15,837,884	103.0
Money Market Deposit Account	91,398	0.6
Liabilities in Excess of Other Assets	(87,859)	(0.5)
	$15,369,433	100.0%

The accompanying notes are an integral part of these financial statements.

142

Innovator U.S. Equity 10 Buffer ETF - Quarterly
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.5%
Call Options - 98.7%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $1.42(a)(b)(c)	$254,409,536	4,474	$253,027,070
Put Options - 2.8%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $573.74(a)(b)(c)	254,409,536	4,474	7,176,296
TOTAL PURCHASED OPTIONS (Cost $261,703,635)			260,203,366
TOTAL INVESTMENTS - 101.5% (Cost $261,703,635)			$260,203,366
Money Market Deposit Account - 0.1%(d)			336,470
Liabilities in Excess of Other Assets - (1.6)%			(4,082,055)
TOTAL NET ASSETS - 100.0%			$256,457,781

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

143

Innovator U.S. Equity 10 Buffer ETF - Quarterly
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.5)%
Call Options - (0.8)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $594.87(a)(b)	$(254,409,536)	(4,474)	$(2,013,300)
Put Options - (0.7)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $516.38(a)(b)	(254,409,536)	(4,474)	(1,896,976)
TOTAL WRITTEN OPTIONS (Premiums received $5,684,998)			$(3,910,276)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$260,203,366	101.5%
Written Options	(3,910,276)	(1.5)
Money Market Deposit Account	336,470	0.1
Liabilities in Excess of Other Assets	(171,779)	(0.1)
	$256,457,781	100.0%

The accompanying notes are an integral part of these financial statements.

144

Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 100.7%
Call Options - 99.2%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $1.40(a)(b)(c)	$102,070,880	1,795	$101,519,815
Put Options - 1.5%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $545.07(a)(b)(c)	102,070,880	1,795	1,461,130
TOTAL PURCHASED OPTIONS (Cost $104,035,094)			102,980,945
TOTAL INVESTMENTS - 100.7% (Cost $104,035,094)			$102,980,945
Money Market Deposit Account - 0.1%(d)			124,647
Liabilities in Excess of Other Assets - (0.8)%			(789,657)
TOTAL NET ASSETS - 100.0%			$102,315,935

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

145

Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.7)%
Call Options - (0.3)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $609.79(a)(b)	$(102,070,880)	(1,795)	$(272,840)
Put Options - (0.4)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $487.70(a)(b)	(102,070,880)	(1,795)	(439,775)
TOTAL WRITTEN OPTIONS (Premiums received $1,149,218)			$(712,615)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$102,980,945	100.7%
Written Options	(712,615)	(0.7)
Money Market Deposit Account	124,647	0.1
Liabilities in Excess of Other Assets	(77,042)	(0.1)
	$102,315,935	100.0%

The accompanying notes are an integral part of these financial statements.

146

Innovator U.S. Equity Accelerated 9 Buffer ETF - April
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 114.2%
Call Options - 112.4%
SPDR S&P 500 ETF(a)(b)
Expiration: 03/31/2025; Exercise Price: $5.21(c)	$88,537,248	1,557	$87,486,164
Expiration: 03/31/2025; Exercise Price: $523.07(c)	88,537,248	1,557	9,996,516
Put Options - 1.8%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $523.06(a)(b)(c)	88,537,248	1,557	1,562,839
TOTAL PURCHASED OPTIONS (Cost $90,419,901)			99,045,519
TOTAL INVESTMENTS - 114.2% (Cost $90,419,901)			$99,045,519
Money Market Deposit Account - 0.3%(d)			227,478
Liabilities in Excess of Other Assets - (14.5)%			(12,576,858)
TOTAL NET ASSETS - 100.0%			$86,696,139

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

147

Innovator U.S. Equity Accelerated 9 Buffer ETF - April
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (14.4)%
Call Options - (13.5)%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $556.70(a)(b)	$(177,074,496)	(3,114)	$(11,687,060)
Put Options - (0.9)%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $475.98(a)(b)	(88,537,248)	(1,557)	(832,170)
TOTAL WRITTEN OPTIONS (Premiums received $9,142,725)			$(12,519,230)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$99,045,519	114.2%
Written Options	(12,519,230)	(14.4)
Money Market Deposit Account	227,478	0.3
Liabilities in Excess of Other Assets	(57,628)	(0.1)
	$86,696,139	100.0%

The accompanying notes are an integral part of these financial statements.

148

Innovator U.S. Equity Accelerated 9 Buffer ETF - January
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 126.6%
Call Options - 126.2%
SPDR S&P 500 ETF(a)(b)
Expiration: 12/31/2024; Exercise Price: $4.72(c)	$94,053,056	1,654	$93,102,667
Expiration: 12/31/2024; Exercise Price: $475.30(c)	94,053,056	1,654	16,249,971
Put Options - 0.4%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $475.30(a)(b)(c)	94,053,056	1,654	335,085
TOTAL PURCHASED OPTIONS (Cost $87,314,262)			109,687,723
TOTAL INVESTMENTS - 126.6% (Cost $87,314,262)			$109,687,723
Money Market Deposit Account - 0.3%(d)			235,178
Liabilities in Excess of Other Assets - (26.9)%			(23,307,382)
TOTAL NET ASSETS - 100.0%			$86,615,519

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

149

Innovator U.S. Equity Accelerated 9 Buffer ETF - January
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (26.8)%
Call Options - (26.6)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $505.49(a)(b)	$(188,106,112)	(3,308)	$(23,059,770)
Put Options - (0.2)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $432.52(a)(b)	(94,053,056)	(1,654)	(189,648)
TOTAL WRITTEN OPTIONS (Premiums received $8,865,505)			$(23,249,418)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$109,687,723	126.6%
Written Options	(23,249,418)	(26.8)
Money Market Deposit Account	235,178	0.3
Liabilities in Excess of Other Assets	(57,964)	(0.1)
	$86,615,519	100.0%

The accompanying notes are an integral part of these financial statements.

150

Innovator U.S. Equity Accelerated 9 Buffer ETF - July
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 113.1%
Call Options - 109.9%
SPDR S&P 500 ETF(a)(b)
Expiration: 06/30/2025; Exercise Price: $5.41(c)	$152,452,384	2,681	$150,311,686
Expiration: 06/30/2025; Exercise Price: $544.20(c)	152,452,384	2,681	15,044,431
Put Options - 3.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.20(a)(b)(c)	152,452,384	2,681	4,812,664
TOTAL PURCHASED OPTIONS (Cost $164,117,821)			170,168,781
TOTAL INVESTMENTS - 113.1% (Cost $164,117,821)			$170,168,781
Money Market Deposit Account - 0.3%(d)			434,973
Liabilities in Excess of Other Assets - (13.4)%			(20,212,193)
TOTAL NET ASSETS - 100.0%			$150,391,561

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

151

Innovator U.S. Equity Accelerated 9 Buffer ETF - July
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (13.4)%
Call Options - (11.6)%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $577.74(a)(b)	$(304,904,768)	(5,362)	$(17,395,454)
Put Options - (1.8)%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $495.22(a)(b)	(152,452,384)	(2,681)	(2,717,194)
TOTAL WRITTEN OPTIONS (Premiums received $18,144,009)			$(20,112,648)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$170,168,781	113.1%
Written Options	(20,112,648)	(13.4)
Money Market Deposit Account	434,973	0.3
Liabilities in Excess of Other Assets	(99,545)	0.0
	$150,391,561	100.0%

The accompanying notes are an integral part of these financial statements.

152

Innovator U.S. Equity Accelerated 9 Buffer ETF - October
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 111.5%
Call Options - 106.3%
SPDR S&P 500 ETF(a)(b)
Expiration: 09/30/2025; Exercise Price: $5.70(c)	$66,701,472	1,173	$65,648,118
Expiration: 09/30/2025; Exercise Price: $573.74(c)	66,701,472	1,173	5,148,309
Put Options - 5.2%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.74(a)(b)(c)	66,701,472	1,173	3,438,966
TOTAL PURCHASED OPTIONS (Cost $74,999,464)			74,235,393
TOTAL INVESTMENTS - 111.5% (Cost $74,999,464)			$74,235,393
Money Market Deposit Account - 0.3%(d)			205,764
Liabilities in Excess of Other Assets - (11.8)%			(7,881,455)
TOTAL NET ASSETS - 100.0%			$66,559,702

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

153

Innovator U.S. Equity Accelerated 9 Buffer ETF - October
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (11.8)%
Call Options - (8.7)%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $605.95(a)(b)	$(133,402,944)	(2,346)	$(5,795,629)
Put Options - (3.1)%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $522.10(a)(b)	(66,701,472)	(1,173)	(2,042,134)
TOTAL WRITTEN OPTIONS (Premiums received $8,378,544)			$(7,837,763)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$74,235,393	111.5%
Written Options	(7,837,763)	(11.8)
Money Market Deposit Account	205,764	0.3
Liabilities in Excess of Other Assets	(43,692)	0.0
	$66,559,702	100.0%

The accompanying notes are an integral part of these financial statements.

154

Innovator U.S. Equity Accelerated ETF - April
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 109.9%
Call Options - 109.9%
SPDR S&P 500 ETF(a)(b)
Expiration: 03/31/2025; Exercise Price: $5.26(c)	$7,733,504	136	$7,641,028
Expiration: 03/31/2025; Exercise Price: $523.08(c)	7,733,504	136	873,056
TOTAL PURCHASED OPTIONS (Cost $7,555,215)			8,514,084
TOTAL INVESTMENTS - 109.9% (Cost $7,555,215)			$8,514,084
Money Market Deposit Account - 0.4%(d)			27,174
Liabilities in Excess of Other Assets - (10.3)%			(797,176)
TOTAL NET ASSETS - 100.0%			$7,744,082

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

155

Innovator U.S. Equity Accelerated ETF - April
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (10.2)%
Call Options - (10.2)%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $568.63(a)(b)	$(15,467,008)	(272)	$(792,282)
TOTAL WRITTEN OPTIONS (Premiums received $509,512)			$(792,282)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$8,514,084	109.9%
Written Options	(792,282)	(10.2)
Money Market Deposit Account	27,174	0.4
Liabilities in Excess of Other Assets	(4,894)	(0.1)
	$7,744,082	100.0%

The accompanying notes are an integral part of these financial statements.

156

Innovator U.S. Equity Accelerated ETF - January
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 122.1%
Call Options - 122.1%
SPDR S&P 500 ETF(a)(b)
Expiration: 12/31/2024; Exercise Price: $4.78(c)	$10,292,384	181	$10,187,310
Expiration: 12/31/2024; Exercise Price: $475.31(c)	10,292,384	181	1,778,088
TOTAL PURCHASED OPTIONS (Cost $9,626,967)			11,965,398
TOTAL INVESTMENTS - 122.1% (Cost $9,626,967)			$11,965,398
Money Market Deposit Account - 0.1%(d)			10,992
Liabilities in Excess of Other Assets - (22.2)%			(2,175,602)
TOTAL NET ASSETS - 100.0%			$9,800,788

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

157

Innovator U.S. Equity Accelerated ETF - January
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (22.1)%
Call Options - (22.1)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $516.19(a)(b)	$(20,584,768)	(362)	$(2,169,057)
TOTAL WRITTEN OPTIONS (Premiums received $790,134)			$(2,169,057)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$11,965,398	122.1%
Written Options	(2,169,057)	(22.1)
Money Market Deposit Account	10,992	0.1
Liabilities in Excess of Other Assets	(6,545)	(0.1)
	$9,800,788	100.0%

The accompanying notes are an integral part of these financial statements.

158

Innovator U.S. Equity Accelerated ETF - July
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 109.0%
Call Options - 109.0%
SPDR S&P 500 ETF(a)(b)
Expiration: 06/30/2025; Exercise Price: $5.47(c)	$11,031,616	194	$10,875,586
Expiration: 06/30/2025; Exercise Price: $544.22(c)	11,031,616	194	1,088,336
TOTAL PURCHASED OPTIONS (Cost $11,210,752)			11,963,922
TOTAL INVESTMENTS - 109.0% (Cost $11,210,752)			$11,963,922
Money Market Deposit Account - 0.2%(d)			17,379
Liabilities in Excess of Other Assets - (9.2)%			(1,005,325)
TOTAL NET ASSETS - 100.0%			$10,975,976

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

159

Innovator U.S. Equity Accelerated ETF - July
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (9.1)%
Call Options - (9.1)%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $588.85(a)(b)	$(22,063,232)	(388)	$(998,200)
TOTAL WRITTEN OPTIONS (Premiums received $751,537)			$(998,200)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$11,963,922	109.0%
Written Options	(998,200)	(9.1)
Money Market Deposit Account	17,379	0.2
Liabilities in Excess of Other Assets	(7,125)	(0.1)
	$10,975,976	100.0%

The accompanying notes are an integral part of these financial statements.

160

Innovator U.S. Equity Accelerated ETF - October
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.5%
Call Options - 106.5%
SPDR S&P 500 ETF(a)(b)
Expiration: 09/30/2025; Exercise Price: $5.77(c)	$5,174,624	91	$5,092,295
Expiration: 09/30/2025; Exercise Price: $573.76(c)	5,174,624	91	399,279
TOTAL PURCHASED OPTIONS (Cost $5,551,163)			5,491,574
TOTAL INVESTMENTS - 106.5% (Cost $5,551,163)			$5,491,574
Money Market Deposit Account - 0.3%(d)			15,283
Liabilities in Excess of Other Assets - (6.8)%			(350,962)
TOTAL NET ASSETS - 100.0%			$5,155,895

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

161

Innovator U.S. Equity Accelerated ETF - October
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.7)%
Call Options - (6.7)%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $617.71(a)(b)	$(10,349,248)	(182)	$(347,267)
TOTAL WRITTEN OPTIONS (Premiums received $383,209)			$(347,267)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$5,491,574	106.5%
Written Options	(347,267)	(6.7)
Money Market Deposit Account	15,283	0.3
Liabilities in Excess of Other Assets	(3,695)	(0.1)
	$5,155,895	100.0%

The accompanying notes are an integral part of these financial statements.

162

Innovator U.S. Equity Accelerated ETF - Quarterly
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.9%
Call Options - 101.9%
SPDR S&P 500 ETF(a)(b)
Expiration: 12/31/2024; Exercise Price: $1.45(c)	$51,348,192	903	$51,120,618
Expiration: 12/31/2024; Exercise Price: $573.76(c)	51,348,192	903	1,320,556
TOTAL PURCHASED OPTIONS (Cost $53,347,250)			52,441,174
TOTAL INVESTMENTS - 101.9% (Cost $53,347,250)			$52,441,174
Money Market Deposit Account - 0.1%(d)			56,325
Liabilities in Excess of Other Assets - (2.0)%			(1,023,500)
TOTAL NET ASSETS - 100.0%			$51,473,999

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

163

Innovator U.S. Equity Accelerated ETF - Quarterly
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.9)%
Call Options - (1.9)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $592.92(a)(b)	$(102,696,384)	(1,806)	$(987,214)
TOTAL WRITTEN OPTIONS (Premiums received $1,659,349)			$(987,214)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$52,441,174	101.9%
Written Options	(987,214)	(1.9)
Money Market Deposit Account	56,325	0.1
Liabilities in Excess of Other Assets	(36,286)	(0.1)
	$51,473,999	100.0%

The accompanying notes are an integral part of these financial statements.

164

Innovator U.S. Equity Accelerated Plus ETF - April
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 121.9%
Call Options - 121.9%
SPDR S&P 500 ETF(a)(b)
Expiration: 03/31/2025; Exercise Price: $5.20(c)	$10,974,752	193	$10,844,653
Expiration: 03/31/2025; Exercise Price: $523.06(c)	21,949,504	386	2,478,587
TOTAL PURCHASED OPTIONS (Cost $11,768,310)			13,323,240
TOTAL INVESTMENTS - 121.9% (Cost $11,768,310)			$13,323,240
Money Market Deposit Account - 0.3%(d)			32,531
Liabilities in Excess of Other Assets - (22.2)%			(2,430,625)
TOTAL NET ASSETS - 100.0%			$10,925,146

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

165

Innovator U.S. Equity Accelerated Plus ETF - April
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (22.2)%
Call Options - (22.2)%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $550.90(a)(b)	$(32,924,256)	(579)	$(2,423,624)
TOTAL WRITTEN OPTIONS (Premiums received $1,531,296)			$(2,423,624)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$13,323,240	121.9%
Written Options	(2,423,624)	(22.2)
Money Market Deposit Account	32,531	0.3
Liabilities in Excess of Other Assets	(7,001)	0.0
	$10,925,146	100.0%

The accompanying notes are an integral part of these financial statements.

166

Innovator U.S. Equity Accelerated Plus ETF - January
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 141.4%
Call Options - 141.4%
SPDR S&P 500 ETF(a)(b)
Expiration: 12/31/2024; Exercise Price: $4.71(c)	$18,082,752	318	$17,900,344
Expiration: 12/31/2024; Exercise Price: $475.28(c)	36,165,504	636	6,249,698
TOTAL PURCHASED OPTIONS (Cost $19,633,173)			24,150,042
TOTAL INVESTMENTS - 141.4% (Cost $19,633,173)			$24,150,042
Money Market Deposit Account - 0.2%(d)			32,530
Liabilities in Excess of Other Assets - (41.6)%			(7,108,719)
TOTAL NET ASSETS - 100.0%			$17,073,853

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

167

Innovator U.S. Equity Accelerated Plus ETF - January
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (41.6)%
Call Options - (41.6)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $500.45(a)(b)	$(54,248,256)	(954)	$(7,097,102)
TOTAL WRITTEN OPTIONS (Premiums received $2,402,216)			$(7,097,102)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$24,150,042	141.4%
Written Options	(7,097,102)	(41.6)
Money Market Deposit Account	32,530	0.2
Liabilities in Excess of Other Assets	(11,617)	0.0
	$17,073,853	100.0%

The accompanying notes are an integral part of these financial statements.

168

Innovator U.S. Equity Accelerated Plus ETF - July
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 119.1%
Call Options - 119.1%
SPDR S&P 500 ETF(a)(b)
Expiration: 06/30/2025; Exercise Price: $5.39(c)	$11,543,392	203	$11,381,696
Expiration: 06/30/2025; Exercise Price: $544.19(c)	23,086,784	406	2,278,578
TOTAL PURCHASED OPTIONS (Cost $12,712,219)			13,660,274
TOTAL INVESTMENTS - 119.1% (Cost $12,712,219)			$13,660,274
Money Market Deposit Account - 0.2%(d)			23,484
Liabilities in Excess of Other Assets - (19.3)%			(2,213,977)
TOTAL NET ASSETS - 100.0%			$11,469,781

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

169

Innovator U.S. Equity Accelerated Plus ETF - July
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (19.2)%
Call Options - (19.2)%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $571.92(a)(b)	$(34,630,176)	(609)	$(2,206,145)
TOTAL WRITTEN OPTIONS (Premiums received $1,656,144)			$(2,206,145)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$13,660,274	119.1%
Written Options	(2,206,145)	(19.2)
Money Market Deposit Account	23,484	0.2
Liabilities in Excess of Other Assets	(7,832)	(0.1)
	$11,469,781	100.0%

The accompanying notes are an integral part of these financial statements.

170

Innovator U.S. Equity Accelerated Plus ETF - October
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 114.1%
Call Options - 114.1%
SPDR S&P 500 ETF(a)(b)
Expiration: 09/30/2025; Exercise Price: $5.69(c)	$14,329,728	252	$14,103,674
Expiration: 09/30/2025; Exercise Price: $573.73(c)	28,659,456	504	2,212,394
TOTAL PURCHASED OPTIONS (Cost $16,574,029)			16,316,068
TOTAL INVESTMENTS - 114.1% (Cost $16,574,029)			$16,316,068
Money Market Deposit Account - 0.4%(d)			60,403
Liabilities in Excess of Other Assets - (14.5)%			(2,074,403)
TOTAL NET ASSETS - 100.0%			$14,302,068

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

171

Innovator U.S. Equity Accelerated Plus ETF - October
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (14.4)%
Call Options - (14.4)%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $601.01(a)(b)	$(42,989,184)	(756)	$(2,065,339)
TOTAL WRITTEN OPTIONS (Premiums received $2,247,131)			$(2,065,339)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$16,316,068	114.1%
Written Options	(2,065,339)	(14.4)
Money Market Deposit Account	60,403	0.4
Liabilities in Excess of Other Assets	(9,064)	(0.1)
	$14,302,068	100.0%

The accompanying notes are an integral part of these financial statements.

172

Innovator U.S. Equity Buffer ETF - April
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.7%
Call Options - 99.9%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.24(a)(b)(c)	$264,019,552	4,643	$260,871,552
Put Options - 1.8%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $523.08(a)(b)(c)	264,019,552	4,643	4,661,711
TOTAL PURCHASED OPTIONS (Cost $248,980,419)			265,533,263
TOTAL INVESTMENTS - 101.7% (Cost $248,980,419)			$265,533,263
Money Market Deposit Account - 0.3%(d)			805,220
Liabilities in Excess of Other Assets - (2.0)%			(5,274,002)
TOTAL NET ASSETS - 100.0%			$261,064,481

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

173

Innovator U.S. Equity Buffer ETF - April
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.9)%
Call Options - (1.0)%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $618.95(a)(b)	$(264,019,552)	(4,643)	$(2,608,670)
Put Options - (0.9)%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $475.99(a)(b)	(264,019,552)	(4,643)	(2,481,869)
TOTAL WRITTEN OPTIONS (Premiums received $7,842,443)			$(5,090,539)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$265,533,263	101.7%
Written Options	(5,090,539)	(1.9)
Money Market Deposit Account	805,220	0.3
Liabilities in Excess of Other Assets	(183,463)	(0.1)
	$261,064,481	100.0%

The accompanying notes are an integral part of these financial statements.

174

Innovator U.S. Equity Buffer ETF - August
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.3%
Call Options - 99.6%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $5.52(a)(b)(c)	$182,590,304	3,211	$180,119,087
Put Options - 3.7%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $550.83(a)(b)(c)	182,590,304	3,211	6,635,756
TOTAL PURCHASED OPTIONS (Cost $181,895,688)			186,754,843
TOTAL INVESTMENTS - 103.3% (Cost $181,895,688)			$186,754,843
Money Market Deposit Account - 0.3%(d)			532,942
Liabilities in Excess of Other Assets - (3.6)%			(6,471,061)
TOTAL NET ASSETS - 100.0%			$180,816,724

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

175

Innovator U.S. Equity Buffer ETF - August
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.5)%
Call Options - (1.4)%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $639.44(a)(b)	$(182,590,304)	(3,211)	$(2,519,929)
Put Options - (2.1)%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $501.24(a)(b)	(182,590,304)	(3,211)	(3,830,723)
TOTAL WRITTEN OPTIONS (Premiums received $6,425,082)			$(6,350,652)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$186,754,843	103.3%
Written Options	(6,350,652)	(3.5)
Money Market Deposit Account	532,942	0.3
Liabilities in Excess of Other Assets	(120,409)	(0.1)
	$180,816,724	100.0%

The accompanying notes are an integral part of these financial statements.

176

Innovator U.S. Equity Buffer ETF - December
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.2%
Call Options - 106.1%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $4.58(a)(b)(c)	$134,085,312	2,358	$133,140,273
Put Options - 0.1%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $456.41(a)(b)(c)	134,085,312	2,358	159,188
TOTAL PURCHASED OPTIONS (Cost $111,161,337)			133,299,461
TOTAL INVESTMENTS - 106.2% (Cost $111,161,337)			$133,299,461
Money Market Deposit Account - 0.3%(d)			338,846
Liabilities in Excess of Other Assets - (6.5)%			(8,134,627)
TOTAL NET ASSETS - 100.0%			$125,503,680

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

177

Innovator U.S. Equity Buffer ETF - December
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.4)%
Call Options - (6.3)%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $542.02(a)(b)	$(134,085,312)	(2,358)	$(7,945,540)
Put Options - (0.1)%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $415.32(a)(b)	(134,085,312)	(2,358)	(103,870)
TOTAL WRITTEN OPTIONS (Premiums received $3,439,288)			$(8,049,410)

Percentages are stated as a percent of net assets.
(a)	Exchange-trade
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$133,299,461	106.2%
Written Options	(8,049,410)	(6.4)
Money Market Deposit Account	338,846	0.3
Liabilities in Excess of Other Assets	(85,217)	(0.1)
	$125,503,680	100.0%

The accompanying notes are an integral part of these financial statements.

178

Innovator U.S. Equity Buffer ETF - February
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.8%
Call Options - 104.2%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $4.84(a)(b)(c)	$138,065,792	2,428	$136,678,093
Put Options - 0.6%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $482.89(a)(b)(c)	138,065,792	2,428	846,959
TOTAL PURCHASED OPTIONS (Cost $123,630,988)			137,525,052
TOTAL INVESTMENTS - 104.8% (Cost $123,630,988)			$137,525,052
Money Market Deposit Account - 0.3%(d)			373,178
Liabilities in Excess of Other Assets - (5.1)%			(6,730,327)
TOTAL NET ASSETS - 100.0%			$131,167,903

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

179

Innovator U.S. Equity Buffer ETF - February
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.1)%
Call Options - (4.7)%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $564.63(a)(b)	$(138,065,792)	(2,428)	$(6,092,507)
Put Options - (0.4)%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $439.42(a)(b)	(138,065,792)	(2,428)	(550,865)
TOTAL WRITTEN OPTIONS (Premiums received $3,584,682)			$(6,643,372)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$137,525,052	104.8%
Written Options	(6,643,372)	(5.1)
Money Market Deposit Account	373,178	0.3
Liabilities in Excess of Other Assets	(86,955)	0.0
	$131,167,903	100.0%

The accompanying notes are an integral part of these financial statements.

180

Innovator U.S. Equity Buffer ETF - January
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.2%
Call Options - 103.9%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $4.77(a)(b)(c)	$265,668,608	4,672	$262,960,997
Put Options - 0.3%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $475.32(a)(b)(c)	265,668,608	4,672	946,781
TOTAL PURCHASED OPTIONS (Cost $228,570,212)			263,907,778
TOTAL INVESTMENTS - 104.2% (Cost $228,570,212)			$263,907,778
Money Market Deposit Account - 0.3%(d)			709,238
Liabilities in Excess of Other Assets - (4.5)%			(11,495,506)
TOTAL NET ASSETS - 100.0%			$253,121,510

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

181

Innovator U.S. Equity Buffer ETF - January
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.5)%
Call Options - (4.3)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $560.87(a)(b)	$(265,668,608)	(4,672)	$(10,793,816)
Put Options - (0.2)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $432.53(a)(b)	(265,668,608)	(4,672)	(535,738)
TOTAL WRITTEN OPTIONS (Premiums received $7,356,514)			$(11,329,554)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$263,907,778	104.2%
Written Options	(11,329,554)	(4.5)
Money Market Deposit Account	709,238	0.3
Liabilities in Excess of Other Assets	(165,952)	0.0
	$253,121,510	100.0%

The accompanying notes are an integral part of these financial statements.

182

Innovator U.S. Equity Buffer ETF - July
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.7%
Call Options - 99.5%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $5.46(a)(b)(c)	$262,086,176	4,609	$258,383,720
Put Options - 3.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.24(a)(b)(c)	262,086,176	4,609	8,277,488
TOTAL PURCHASED OPTIONS (Cost $256,739,884)			266,661,208
TOTAL INVESTMENTS - 102.7% (Cost $256,739,884)			$266,661,208
Money Market Deposit Account - 0.3%(d)			800,589
Liabilities in Excess of Other Assets - (3.0)%			(7,695,519)
TOTAL NET ASSETS - 100.0%			$259,766,278

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

183

Innovator U.S. Equity Buffer ETF - July
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.9)%
Call Options - (1.1)%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $638.97(a)(b)	$(262,086,176)	(4,609)	$(2,849,238)
Put Options - (1.8)%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $495.24(a)(b)	(262,086,176)	(4,609)	(4,672,327)
TOTAL WRITTEN OPTIONS (Premiums received $8,022,869)			$(7,521,565)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$266,661,208	102.7%
Written Options	(7,521,565)	(2.9)
Money Market Deposit Account	800,589	0.3
Liabilities in Excess of Other Assets	(173,954)	(0.1)
	$259,766,278	100.0%

The accompanying notes are an integral part of these financial statements.

184

Innovator U.S. Equity Buffer ETF - June
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.1%
Call Options - 100.7%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $5.28(a)(b)(c)	$153,817,120	2,705	$152,034,065
Put Options - 2.4%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $527.38(a)(b)(c)	153,817,120	2,705	3,560,510
TOTAL PURCHASED OPTIONS (Cost $146,848,093)			155,594,575
TOTAL INVESTMENTS - 103.1% (Cost $146,848,093)			$155,594,575
Money Market Deposit Account - 0.3%(d)			497,510
Liabilities in Excess of Other Assets - (3.4)%			(5,154,634)
TOTAL NET ASSETS - 100.0%			$150,937,451

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

185

Innovator U.S. Equity Buffer ETF - June
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.3)%
Call Options - (2.0)%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $615.18(a)(b)	$(153,817,120)	(2,705)	$(3,061,519)
Put Options - (1.3)%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $479.91(a)(b)	(153,817,120)	(2,705)	(1,993,396)
TOTAL WRITTEN OPTIONS (Premiums received $4,747,380)			$(5,054,915)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$155,594,575	103.1%
Written Options	(5,054,915)	(3.3)
Money Market Deposit Account	497,510	0.3
Liabilities in Excess of Other Assets	(99,719)	(0.1)
	$150,937,451	100.0%

The accompanying notes are an integral part of these financial statements.

186

Innovator U.S. Equity Buffer ETF - March
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.0%
Call Options - 100.8%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $5.09(a)(b)(c)	$177,074,496	3,114	$175,352,454
Put Options - 1.2%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $508.09(a)(b)(c)	177,074,496	3,114	2,095,722
TOTAL PURCHASED OPTIONS (Cost $163,055,619)			177,448,176
TOTAL INVESTMENTS - 102.0% (Cost $163,055,619)			$177,448,176
Money Market Deposit Account - 0.3%(d)			520,061
Liabilities in Excess of Other Assets - (2.3)%			(4,013,459)
TOTAL NET ASSETS - 100.0%			$173,954,778

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

187

Innovator U.S. Equity Buffer ETF - March
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.2)%
Call Options - (1.6)%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $600.80(a)(b)	$(177,074,496)	(3,114)	$(2,755,890)
Put Options - (0.6)%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $462.35(a)(b)	(177,074,496)	(3,114)	(1,117,926)
TOTAL WRITTEN OPTIONS (Premiums received $4,952,831)			$(3,873,816)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$177,448,176	102.0%
Written Options	(3,873,816)	(2.2)
Money Market Deposit Account	520,061	0.3
Liabilities in Excess of Other Assets	(139,643)	(0.1)
	$173,954,778	100.0%

The accompanying notes are an integral part of these financial statements.

188

Innovator U.S. Equity Buffer ETF - May
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.9%
Call Options - 102.3%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $5.03(a)(b)(c)	$135,506,912	2,383	$133,959,630
Put Options - 1.6%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $501.99(a)(b)(c)	135,506,912	2,383	2,058,841
TOTAL PURCHASED OPTIONS (Cost $122,786,185)			136,018,471
TOTAL INVESTMENTS - 103.9% (Cost $122,786,185)			$136,018,471
Money Market Deposit Account - 0.3%(d)			369,714
Liabilities in Excess of Other Assets - (4.2)%			(5,508,804)
TOTAL NET ASSETS - 100.0%			$130,879,381

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

189

Innovator U.S. Equity Buffer ETF - May
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.1)%
Call Options - (3.2)%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $593.44(a)(b)	$(135,506,912)	(2,383)	$(4,247,865)
Put Options - (0.9)%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $456.80(a)(b)	(135,506,912)	(2,383)	(1,173,102)
TOTAL WRITTEN OPTIONS (Premiums received $4,162,350)			$(5,420,967)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$136,018,471	103.9%
Written Options	(5,420,967)	(4.1)
Money Market Deposit Account	369,714	0.3
Liabilities in Excess of Other Assets	(87,837)	(0.1)
	$130,879,381	100.0%

The accompanying notes are an integral part of these financial statements.

190

Innovator U.S. Equity Buffer ETF - November
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.3%
Call Options - 99.1%
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $5.70(a)(b)(c)	$100,364,960	1,765	$98,633,495
Put Options - 5.2%
SPDR S&P 500 ETF
Expiration: 10/31/2025; Exercise Price: $568.66(a)(b)(c)	100,364,960	1,765	5,127,325
TOTAL PURCHASED OPTIONS (Cost $103,770,168)			103,760,820
TOTAL INVESTMENTS - 104.3% (Cost $103,770,168)			$103,760,820
Money Market Deposit Account - 0.2%(d)			247,812
Liabilities in Excess of Other Assets - (4.5)%			(4,433,177)
TOTAL NET ASSETS - 100.0%			$99,575,455

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

191

Innovator U.S. Equity Buffer ETF - November
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.5)%
Call Options - (1.4)%
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $659.11(a)(b)	$(100,364,960)	(1,765)	$(1,366,110)
Put Options - (3.1)%
SPDR S&P 500 ETF(a)(b)
Expiration: 10/31/2025; Exercise Price: $517.46	(100,364,960)	(1,765)	(3,076,395)
Total Put Options			(3,076,395)
TOTAL WRITTEN OPTIONS (Premiums received $4,433,034)			$(4,442,505)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$103,760,820	104.3%
Written Options	(4,442,505)	(4.5)
Money Market Deposit Account	247,812	0.2
Other Assets in Excess of Other Assets	9,328	0.0(a)
	$99,575,455	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

192

Innovator U.S. Equity Buffer ETF - October
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.0%
Call Options - 98.8%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.75(a)(b)(c)	$233,938,496	4,114	$230,224,377
Put Options - 5.2%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.78(a)(b)(c)	233,938,496	4,114	12,066,239
TOTAL PURCHASED OPTIONS (Cost $243,543,981)			242,290,616
TOTAL INVESTMENTS - 104.0% (Cost $243,543,981)			$242,290,616
Money Market Deposit Account - 0.3%(d)			715,645
Liabilities in Excess of Other Assets - (4.3)%			(9,954,585)
TOTAL NET ASSETS - 100.0%			$233,051,676

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

193

Innovator U.S. Equity Buffer ETF - October
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.2)%
Call Options - (1.1)%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $658.73(a)(b)	$(233,938,496)	(4,114)	$(2,653,736)
Put Options - (3.1)%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $522.12(a)(b)	(233,938,496)	(4,114)	(7,163,708)
TOTAL WRITTEN OPTIONS (Premiums received $9,993,967)			$(9,817,444)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$242,290,616	104.0%
Written Options	(9,817,444)	(4.2)
Money Market Deposit Account	715,645	0.3
Liabilities in Excess of Other Assets	(137,141)	(0.1)
	$233,051,676	100.0%

The accompanying notes are an integral part of these financial statements.

194

Innovator U.S. Equity Buffer ETF - September
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.6%
Call Options - 99.2%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $5.65(a)(b)(c)	$203,345,664	3,576	$200,688,803
Put Options - 4.4%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $563.70(a)(b)(c)	203,345,664	3,576	8,857,931
TOTAL PURCHASED OPTIONS (Cost $207,166,167)			209,546,734
TOTAL INVESTMENTS - 103.6% (Cost $207,166,167)			$209,546,734
Money Market Deposit Account - 0.3%(d)			625,068
Liabilities in Excess of Other Assets - (3.9)%			(7,973,774)
TOTAL NET ASSETS - 100.0%			$202,198,028

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

195

Innovator U.S. Equity Buffer ETF - September
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.9)%
Call Options - (1.3)%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $648.34(a)(b)	$(203,345,664)	(3,576)	$(2,663,083)
Put Options - (2.6)%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $512.95(a)(b)	(203,345,664)	(3,576)	(5,176,582)
TOTAL WRITTEN OPTIONS (Premiums received $7,733,924)			$(7,839,665)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$209,546,734	103.6%
Written Options	(7,839,665)	(3.9)
Money Market Deposit Account	625,068	0.3
Liabilities in Excess of Other Assets	(134,109)	0.0
	$202,198,028	100.0%

The accompanying notes are an integral part of these financial statements.

196

Innovator U.S. Equity Power Buffer ETF - April
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.6%
Call Options - 100.8%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.23(a)(b)(c)	$802,635,360	14,115	$792,656,055
Put Options - 1.8%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $523.07(a)(b)(c)	802,635,360	14,115	14,086,770
TOTAL PURCHASED OPTIONS (Cost $757,766,197)			806,742,825
TOTAL INVESTMENTS - 102.6% (Cost $757,766,197)			$806,742,825
Money Market Deposit Account - 0.3%(d)			2,288,125
Liabilities in Excess of Other Assets - (2.9)%			(22,740,164)
TOTAL NET ASSETS - 100.0%			$786,290,786

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

197

Innovator U.S. Equity Power Buffer ETF - April
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.8)%
Call Options - (2.2)%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $598.71(a)(b)	$(802,635,360)	(14,115)	$(17,093,265)
Put Options - (0.6)%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $444.61(a)(b)	(802,635,360)	(14,115)	(5,151,975)
TOTAL WRITTEN OPTIONS (Premiums received $23,756,445)			$(22,245,240)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$806,742,825	102.6%
Written Options	(22,245,240)	(2.8)
Money Market Deposit Account	2,288,125	0.3
Liabilities in Excess of Other Assets	(494,924)	(0.1)
	$786,290,786	100.0%

The accompanying notes are an integral part of these financial statements.

198

Innovator U.S. Equity Power Buffer ETF - August
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.6%
Call Options - 99.9%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $5.51(a)(b)(c)	$862,968,064	15,176	$851,303,032
Put Options - 3.7%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $550.81(a)(b)(c)	862,968,064	15,176	31,355,285
TOTAL PURCHASED OPTIONS (Cost $856,985,887)			882,658,317
TOTAL INVESTMENTS - 103.6% (Cost $856,985,887)			$882,658,317
Money Market Deposit Account - 0.3%(d)			2,553,704
Liabilities in Excess of Other Assets - (3.9)%			(33,265,443)
TOTAL NET ASSETS - 100.0%			$851,946,578

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

199

Innovator U.S. Equity Power Buffer ETF - August
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.8)%
Call Options - (2.4)%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $621.37(a)(b)	$(862,968,064)	(15,176)	$(20,246,757)
Put Options - (1.4)%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $468.19(a)(b)	(862,968,064)	(15,176)	(12,453,425)
TOTAL WRITTEN OPTIONS (Premiums received $30,372,688)			$(32,700,182)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$882,658,317	103.6%
Written Options	(32,700,182)	(3.8)
Money Market Deposit Account	2,553,704	0.3
Liabilities in Excess of Other Assets	(565,261)	(0.1)
	$851,946,578	100.0%

The accompanying notes are an integral part of these financial statements.

200

Innovator U.S. Equity Power Buffer ETF - December
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 110.0%
Call Options - 109.9%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $4.56(a)(b)(c)	$817,021,952	14,368	$810,613,824
Put Options - 0.1%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $456.40(a)(b)(c)	817,021,952	14,368	1,034,496
TOTAL PURCHASED OPTIONS (Cost $674,375,952)			811,648,320
TOTAL INVESTMENTS - 110.0% (Cost $674,375,952)			$811,648,320
Money Market Deposit Account - 0.3%(d)			2,083,128
Liabilities in Excess of Other Assets - (10.3)%			(75,945,170)
TOTAL NET ASSETS - 100.0%			$737,786,278

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

201

Innovator U.S. Equity Power Buffer ETF - December
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (10.2)%
Call Options - (10.2)%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $521.07(a)(b)	$(817,021,952)	(14,368)	$(75,000,960)
Put Options - (0.0)%(c)
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $387.94(a)(b)	(817,021,952)	(14,368)	(474,144)
TOTAL WRITTEN OPTIONS (Premiums received $21,666,321)			$(75,475,104)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$811,648,320	110.0%
Written Options	(75,475,104)	(10.2)
Money Market Deposit Account	2,083,128	0.3
Liabilities in Excess of Other Assets	(470,066)	(0.1)
	$737,786,278	100.0%

The accompanying notes are an integral part of these financial statements.

202

Innovator U.S. Equity Power Buffer ETF - February
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 107.3%
Call Options - 106.7%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $4.83(a)(b)(c)	$694,536,896	12,214	$687,568,199
Put Options - 0.6%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $482.88(a)(b)(c)	694,536,896	12,214	4,260,243
TOTAL PURCHASED OPTIONS (Cost $612,670,673)			691,828,442
TOTAL INVESTMENTS - 107.3% (Cost $612,670,673)			$691,828,442
Money Market Deposit Account - 0.3%(d)			1,863,481
Liabilities in Excess of Other Assets - (7.6)%			(49,127,051)
TOTAL NET ASSETS - 100.0%			$644,564,872

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

203

Innovator U.S. Equity Power Buffer ETF - February
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.6)%
Call Options - (7.3)%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $546.86(a)(b)	$(694,536,896)	(12,214)	$(46,646,609)
Put Options - (0.3)%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $410.45(a)(b)	(694,536,896)	(12,214)	(2,035,097)
TOTAL WRITTEN OPTIONS (Premiums received $19,973,996)			$(48,681,706)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$691,828,442	107.3%
Written Options	(48,681,706)	(7.6)
Money Market Deposit Account	1,863,481	0.3
Liabilities in Excess of Other Assets	(445,345)	0.0
	$644,564,872	100.0%

The accompanying notes are an integral part of these financial statements.

204

Innovator U.S. Equity Power Buffer ETF - January
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.9%
Call Options - 106.5%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $4.75(a)(b)(c)	$1,061,878,336	18,674	$1,051,092,980
Put Options - 0.4%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $475.31(a)(b)(c)	1,061,878,336	18,674	3,783,726
TOTAL PURCHASED OPTIONS (Cost $908,963,103)			1,054,876,706
TOTAL INVESTMENTS - 106.9% (Cost $908,963,103)			$1,054,876,706
Money Market Deposit Account - 0.3%(d)			2,848,015
Liabilities in Excess of Other Assets - (7.2)%			(70,842,621)
TOTAL NET ASSETS - 100.0%			$986,882,100

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

205

Innovator U.S. Equity Power Buffer ETF - January
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.1)%
Call Options - (6.9)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $543.04(a)(b)	$(1,061,878,336)	(18,674)	$(68,603,047)
Put Options - (0.2)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $404.01(a)(b)	(1,061,878,336)	(18,674)	(1,577,953)
TOTAL WRITTEN OPTIONS (Premiums received $28,522,889)			$(70,181,000)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$1,054,876,706	106.9%
Written Options	(70,181,000)	(7.1)
Money Market Deposit Account	2,848,015	0.3
Liabilities in Excess of Other Assets	(661,621)	(0.1)
	$986,882,100	100.0%

The accompanying notes are an integral part of these financial statements.

206

Innovator U.S. Equity Power Buffer ETF - July
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.0%
Call Options - 99.8%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $5.44(a)(b)(c)	$984,372,704	17,311	$969,173,646
Put Options - 3.2%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $544.22(a)(b)(c)	984,372,704	17,311	31,557,953
TOTAL PURCHASED OPTIONS (Cost $965,201,049)			1,000,731,599
TOTAL INVESTMENTS - 103.0% (Cost $965,201,049)			$1,000,731,599
Money Market Deposit Account - 0.3%(d)			2,893,148
Liabilities in Excess of Other Assets - (3.3)%			(32,460,779)
TOTAL NET ASSETS - 100.0%			$971,163,968

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

207

Innovator U.S. Equity Power Buffer ETF - July
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.3)%
Call Options - (2.0)%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $618.78(a)(b)	$(984,372,704)	(17,311)	$(19,803,784)
Put Options - (1.3)%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $462.59(a)(b)	(984,372,704)	(17,311)	(12,065,767)
TOTAL WRITTEN OPTIONS (Premiums received $29,994,442)			$(31,869,551)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$1,000,731,599	103.0%
Written Options	(31,869,551)	(3.3)
Money Market Deposit Account	2,893,148	0.3
Liabilities in Excess of Other Assets	(591,228)	0.0
	$971,163,968	100.0%

The accompanying notes are an integral part of these financial statements.

208

Innovator U.S. Equity Power Buffer ETF - June
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.0%
Call Options - 101.6%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $5.27(a)(b)(c)	$631,759,040	11,110	$624,004,260
Put Options - 2.4%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $527.37(a)(b)(c)	631,759,040	11,110	14,976,280
TOTAL PURCHASED OPTIONS (Cost $601,865,642)			638,980,540
TOTAL INVESTMENTS - 104.0% (Cost $601,865,642)			$638,980,540
Money Market Deposit Account - 0.3%(d)			1,874,303
Liabilities in Excess of Other Assets - (4.3)%			(26,609,076)
TOTAL NET ASSETS - 100.0%			$614,245,767

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

209

Innovator U.S. Equity Power Buffer ETF - June
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.3)%
Call Options - (3.3)%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $597.98(a)(b)	$(631,759,040)	(11,110)	$(20,453,510)
Put Options - (1.0)%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $448.26(a)(b)	(631,759,040)	(11,110)	(5,743,870)
TOTAL WRITTEN OPTIONS (Premiums received $18,962,569)			$(26,197,380)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$638,980,540	104.0%
Written Options	(26,197,380)	(4.3)
Money Market Deposit Account	1,874,303	0.3
Liabilities in Excess of Other Assets	(411,696)	0.0
	$614,245,767	100.0%

The accompanying notes are an integral part of these financial statements.

210

Innovator U.S. Equity Power Buffer ETF - March
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.7%
Call Options - 102.5%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $5.08(a)(b)(c)	$576,885,280	10,145	$571,300,356
Put Options - 1.2%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $508.08(a)(b)(c)	576,885,280	10,145	6,716,700
TOTAL PURCHASED OPTIONS (Cost $529,749,959)			578,017,056
TOTAL INVESTMENTS - 103.7% (Cost $529,749,959)			$578,017,056
Money Market Deposit Account - 0.3%(d)			1,618,549
Liabilities in Excess of Other Assets - (4.0)%			(22,454,089)
TOTAL NET ASSETS - 100.0%			$557,181,516

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

211

Innovator U.S. Equity Power Buffer ETF - March
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.0)%
Call Options - (3.5)%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $579.52(a)(b)	$(576,885,280)	(10,145)	$(19,576,096)
Put Options - (0.5)%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $431.87(a)(b)	(576,885,280)	(10,145)	(2,507,033)
TOTAL WRITTEN OPTIONS (Premiums received $16,800,187)			$(22,083,129)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$578,017,056	103.7%
Written Options	(22,083,129)	(4.0)
Money Market Deposit Account	1,618,549	0.3
Liabilities in Excess of Other Assets	(370,960)	0.0
	$557,181,516	100.0%

The accompanying notes are an integral part of these financial statements.

212

Innovator U.S. Equity Power Buffer ETF - May
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.8%
Call Options - 104.2%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $5.02(a)(b)(c)	$593,148,384	10,431	$586,385,654
Put Options - 1.6%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $501.98(a)(b)(c)	593,148,384	10,431	9,010,923
TOTAL PURCHASED OPTIONS (Cost $539,955,838)			595,396,577
TOTAL INVESTMENTS - 105.8% (Cost $539,955,838)			$595,396,577
Money Market Deposit Account - 0.3%(d)			1,644,447
Liabilities in Excess of Other Assets - (6.1)%			(34,477,008)
TOTAL NET ASSETS - 100.0%			$562,564,016

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

213

Innovator U.S. Equity Power Buffer ETF - May
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.1)%
Call Options - (5.4)%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $573.81(a)(b)	$(593,148,384)	(10,431)	$(30,446,629)
Put Options - (0.7)%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $426.68(a)(b)	(593,148,384)	(10,431)	(3,658,464)
TOTAL WRITTEN OPTIONS (Premiums received $18,220,037)			$(34,105,093)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$595,396,577	105.8%
Written Options	(34,105,093)	(6.1)
Money Market Deposit Account	1,644,447	0.3
Liabilities in Excess of Other Assets	(371,915)	0.0
	$562,564,016	100.0%

The accompanying notes are an integral part of these financial statements.

214

Innovator U.S. Equity Power Buffer ETF - November
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.3%
Call Options - 99.1%
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $5.69(a)(b)(c)	$675,089,408	11,872	$663,466,720
Put Options - 5.2%
SPDR S&P 500 ETF
Expiration: 10/31/2025; Exercise Price: $568.64(a)(b)(c)	675,089,408	11,872	34,500,032
TOTAL PURCHASED OPTIONS (Cost $698,029,265)			697,966,752
TOTAL INVESTMENTS - 104.3% (Cost $698,029,265)			$697,966,752
Money Market Deposit Account - 0.2%(d)			1,618,056
Liabilities in Excess of Other Assets - (4.5)%			(30,027,642)
TOTAL NET ASSETS - 100.0%			$669,557,166

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

215

Innovator U.S. Equity Power Buffer ETF - November
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.5)%
Call Options - (2.3)%
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $639.44(a)(b)	$(675,089,408)	(11,872)	$(15,362,368)
Put Options - (2.2)%
SPDR S&P 500 ETF(a)(b)
Expiration: 10/31/2025; Exercise Price: $483.34	(675,089,408)	(11,872)	(14,543,200)
Total Put Options			(14,543,200)
TOTAL WRITTEN OPTIONS (Premiums received $29,842,224)			$(29,905,568)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$697,966,752	104.3%
Written Options	(29,905,568)	(4.5)
Money Market Deposit Account	1,618,056	0.2
Liabilities in Excess of Other Assets	(122,074)	0.0(a)
	$669,557,166	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

216

Innovator U.S. Equity Power Buffer ETF - October
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.9%
Call Options - 98.6%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.74(a)(b)(c)	$850,401,120	14,955	$835,416,210
Put Options - 5.3%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $573.76(a)(b)(c)	850,401,120	14,955	44,700,495
TOTAL PURCHASED OPTIONS (Cost $885,420,717)			880,116,705
TOTAL INVESTMENTS - 103.9% (Cost $885,420,717)			$880,116,705
Money Market Deposit Account - 0.3%(d)			2,613,433
Liabilities in Excess of Other Assets - (4.2)%			(35,358,965)
TOTAL NET ASSETS - 100.0%			$847,371,173

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

217

Innovator U.S. Equity Power Buffer ETF - October
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.1)%
Call Options - (1.9)%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $638.94(a)(b)	$(850,401,120)	(14,955)	$(16,480,410)
Put Options - (2.2)%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $487.70(a)(b)	(850,401,120)	(14,955)	(18,364,740)
TOTAL WRITTEN OPTIONS (Premiums received $36,471,792)			$(34,845,150)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$880,116,705	103.9%
Written Options	(34,845,150)	(4.1)
Money Market Deposit Account	2,613,433	0.3
Liabilities in Excess of Other Assets	(513,815)	(0.1)
	$847,371,173	100.0%

The accompanying notes are an integral part of these financial statements.

218

Innovator U.S. Equity Power Buffer ETF - September
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.8%
Call Options - 99.4%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $5.64(a)(b)(c)	$897,200,192	15,778	$885,492,758
Put Options - 4.4%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $563.68(a)(b)(c)	897,200,192	15,778	39,074,691
TOTAL PURCHASED OPTIONS (Cost $912,198,007)			924,567,449
TOTAL INVESTMENTS - 103.8% (Cost $912,198,007)			$924,567,449
Money Market Deposit Account - 0.3%(d)			2,764,131
Liabilities in Excess of Other Assets - (4.1)%			(36,103,468)
TOTAL NET ASSETS - 100.0%			$891,228,112

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

219

Innovator U.S. Equity Power Buffer ETF - September
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.0)%
Call Options - (2.2)%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $630.19(a)(b)	$(897,200,192)	(15,778)	$(19,692,049)
Put Options - (1.8)%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $479.13(a)(b)	(897,200,192)	(15,778)	(15,818,076)
TOTAL WRITTEN OPTIONS (Premiums received $33,278,160)			$(35,510,125)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$924,567,449	103.8%
Written Options	(35,510,125)	(4.0)
Money Market Deposit Account	2,764,131	0.3
Liabilities in Excess of Other Assets	(593,343)	(0.1)
	$891,228,112	100.0%

The accompanying notes are an integral part of these financial statements.

220

Innovator U.S. Equity Ultra Buffer ETF - April
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.9%
Call Options - 100.6%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $5.22(a)(b)(c)	$149,609,184	2,631	$147,830,496
Put Options - 1.3%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $496.92(a)(b)(c)	149,609,184	2,631	1,847,304
TOTAL PURCHASED OPTIONS (Cost $139,293,147)			149,677,800
TOTAL INVESTMENTS - 101.9% (Cost $139,293,147)			$149,677,800
Money Market Deposit Account - 0.3%(d)			459,489
Liabilities in Excess of Other Assets - (2.2)%			(3,241,242)
TOTAL NET ASSETS - 100.0%			$146,896,047

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

221

Innovator U.S. Equity Ultra Buffer ETF - April
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.1)%
Call Options - (1.9)%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $602.73(a)(b)	$(149,609,184)	(2,631)	$(2,798,121)
Put Options - (0.2)%
SPDR S&P 500 ETF, Expiration: 03/31/2025; Exercise Price: $340.00(a)(b)	(149,609,184)	(2,631)	(335,663)
TOTAL WRITTEN OPTIONS (Premiums received $2,426,936)			$(3,133,784)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$149,677,800	101.9%
Written Options	(3,133,784)	(2.1)
Money Market Deposit Account	459,489	0.3
Liabilities in Excess of Other Assets	(107,458)	(0.1)
	$146,896,047	100.0%

The accompanying notes are an integral part of these financial statements.

222

Innovator U.S. Equity Ultra Buffer ETF - August
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.4%
Call Options - 99.7%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $5.49(a)(b)(c)	$235,132,640	4,135	$231,962,253
Put Options - 2.7%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $523.27(a)(b)(c)	235,132,640	4,135	6,309,679
TOTAL PURCHASED OPTIONS (Cost $229,679,474)			238,271,932
TOTAL INVESTMENTS - 102.4% (Cost $229,679,474)			$238,271,932
Money Market Deposit Account - 0.3%(d)			688,975
Liabilities in Excess of Other Assets - (2.7)%			(6,253,432)
TOTAL NET ASSETS - 100.0%			$232,707,475

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

223

Innovator U.S. Equity Ultra Buffer ETF - August
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.6)%
Call Options - (2.1)%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $624.84(a)(b)	$(235,132,640)	(4,135)	$(5,008,230)
Put Options - (0.5)%
SPDR S&P 500 ETF, Expiration: 07/31/2025; Exercise Price: $358.03(a)(b)	(235,132,640)	(4,135)	(1,089,654)
TOTAL WRITTEN OPTIONS (Premiums received $4,958,089)			$(6,097,884)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$238,271,932	102.4%
Written Options	(6,097,884)	(2.6)
Money Market Deposit Account	688,975	0.3
Liabilities in Excess of Other Assets	(155,548)	(0.1)
	$232,707,475	100.0%

The accompanying notes are an integral part of these financial statements.

224

Innovator U.S. Equity Ultra Buffer ETF - December
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 109.9%
Call Options - 109.8%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $4.55(a)(b)(c)	$78,870,368	1,387	$78,318,633
Put Options - 0.1%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $433.58(a)(b)(c)	78,870,368	1,387	73,761
TOTAL PURCHASED OPTIONS (Cost $64,977,934)			78,392,394
TOTAL INVESTMENTS - 109.9% (Cost $64,977,934)			$78,392,394
Money Market Deposit Account - 0.3%(d)			206,365
Liabilities in Excess of Other Assets - (10.2)%			(7,295,402)
TOTAL NET ASSETS - 100.0%			$71,303,357

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

225

Innovator U.S. Equity Ultra Buffer ETF - December
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.2)%
Call Options - (10.2)%
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $521.44(a)(b)	$(78,870,368)	(1,387)	$(7,237,310)
Put Options - (0.0)%(c)
SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $296.66(a)(b)	(78,870,368)	(1,387)	(11,430)
TOTAL WRITTEN OPTIONS (Premiums received $1,306,534)			$(7,248,740)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$78,392,394	109.9%
Written Options	(7,248,740)	(10.2)
Money Market Deposit Account	206,365	0.3
Liabilities in Excess of Other Assets	(46,662)	0.0
	$71,303,357	100.0%

The accompanying notes are an integral part of these financial statements.

226

Innovator U.S. Equity Ultra Buffer ETF - February
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.8%
Call Options - 106.3%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $4.82(a)(b)(c)	$60,446,432	1,063	$59,840,990
Put Options - 0.5%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $458.74(a)(b)(c)	60,446,432	1,063	298,023
TOTAL PURCHASED OPTIONS (Cost $53,681,811)			60,139,013
TOTAL INVESTMENTS - 106.8% (Cost $53,681,811)			$60,139,013
Money Market Deposit Account - 0.3%(d)			149,285
Liabilities in Excess of Other Assets - (7.1)%			(3,984,578)
TOTAL NET ASSETS - 100.0%			$56,303,720

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

227

Innovator U.S. Equity Ultra Buffer ETF - February
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.0)%
Call Options - (7.0)%
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $548.55(a)(b)	$(60,446,432)	(1,063)	$(3,919,568)
Put Options - (0.0)%(c)
SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: $313.87(a)(b)	(60,446,432)	(1,063)	(27,361)
TOTAL WRITTEN OPTIONS (Premiums received $1,037,423)			$(3,946,929)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Represents less than 0.05% of net assets.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$60,139,013	106.8%
Written Options	(3,946,929)	(7.0)
Money Market Deposit Account	149,285	0.3
Liabilities in Excess of Other Assets	(37,649)	(0.1)
	$56,303,720	100.0%

The accompanying notes are an integral part of these financial statements.

228

Innovator U.S. Equity Ultra Buffer ETF - January
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 107.0%
Call Options - 106.7%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $4.74(a)(b)(c)	$173,037,152	3,043	$171,282,649
Put Options - 0.3%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $451.54(a)(b)(c)	173,037,152	3,043	440,292
TOTAL PURCHASED OPTIONS (Cost $147,183,835)			171,722,941
TOTAL INVESTMENTS - 107.0% (Cost $147,183,835)			$171,722,941
Money Market Deposit Account - 0.3%(d)			420,277
Liabilities in Excess of Other Assets - (7.3)%			(11,714,943)
TOTAL NET ASSETS - 100.0%			$160,428,275

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

229

Innovator U.S. Equity Ultra Buffer ETF - January
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.3)%
Call Options - (7.2)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $541.57(a)(b)	$(173,037,152)	(3,043)	$(11,544,168)
Put Options - (0.1)%
SPDR S&P 500 ETF, Expiration: 12/31/2024; Exercise Price: $308.95(a)(b)	(173,037,152)	(3,043)	(116,121)
TOTAL WRITTEN OPTIONS (Premiums received $2,795,435)			$(11,660,289)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$171,722,941	107.0%
Written Options	(11,660,289)	(7.3)
Money Market Deposit Account	420,277	0.3
Liabilities in Excess of Other Assets	(54,654)	0.0(a)
	$160,428,275	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

230

Innovator U.S. Equity Ultra Buffer ETF - July
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.9%
Call Options - 99.5%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $5.43(a)(b)(c)	$146,197,344	2,571	$143,788,317
Put Options - 2.4%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $517.01(a)(b)(c)	146,197,344	2,571	3,429,714
TOTAL PURCHASED OPTIONS (Cost $142,057,142)			147,218,031
TOTAL INVESTMENTS - 101.9% (Cost $142,057,142)			$147,218,031
Money Market Deposit Account - 0.3%(d)			429,933
Liabilities in Excess of Other Assets - (2.2)%			(3,243,131)
TOTAL NET ASSETS - 100.0%			$144,404,833

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

231

Innovator U.S. Equity Ultra Buffer ETF - July
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.2)%
Call Options - (1.8)%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $622.48(a)(b)	$(146,197,344)	(2,571)	$(2,591,568)
Put Options - (0.4)%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $353.74(a)(b)	(146,197,344)	(2,571)	(565,620)
TOTAL WRITTEN OPTIONS (Premiums received $2,905,995)			$(3,157,188)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$147,218,031	101.9%
Written Options	(3,157,188)	(2.2)
Money Market Deposit Account	429,933	0.3
Liabilities in Excess of Other Assets	(85,943)	0.0
	$144,404,833	100.0%

The accompanying notes are an integral part of these financial statements.

232

Innovator U.S. Equity Ultra Buffer ETF - June
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.0%
Call Options - 101.3%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $5.26(a)(b)(c)	$93,370,688	1,642	$92,291,532
Put Options - 1.7%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $501.00(a)(b)(c)	93,370,688	1,642	1,565,369
TOTAL PURCHASED OPTIONS (Cost $88,131,544)			93,856,901
TOTAL INVESTMENTS - 103.0% (Cost $88,131,544)			$93,856,901
Money Market Deposit Account - 0.3%(d)			257,140
Liabilities in Excess of Other Assets - (3.3)%			(3,029,145)
TOTAL NET ASSETS - 100.0%			$91,084,896

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

233

Innovator U.S. Equity Ultra Buffer ETF - June
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.3)%
Call Options - (3.0)%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $602.89(a)(b)	$(93,370,688)	(1,642)	$(2,678,906)
Put Options - (0.3)%
SPDR S&P 500 ETF, Expiration: 05/30/2025; Exercise Price: $342.79(a)(b)	(93,370,688)	(1,642)	(289,452)
TOTAL WRITTEN OPTIONS (Premiums received $2,019,693)			$(2,968,358)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$93,856,901	103.0%
Written Options	(2,968,358)	(3.3)
Money Market Deposit Account	257,140	0.3
Liabilities in Excess of Other Assets	(60,787)	0.0
	$91,084,896	100.0%

The accompanying notes are an integral part of these financial statements.

234

Innovator U.S. Equity Ultra Buffer ETF - March
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.1%
Call Options - 102.2%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $5.07(a)(b)(c)	$84,556,768	1,487	$83,739,617
Put Options - 0.9%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $482.68(a)(b)(c)	84,556,768	1,487	686,816
TOTAL PURCHASED OPTIONS (Cost $77,248,419)			84,426,433
TOTAL INVESTMENTS - 103.1% (Cost $77,248,419)			$84,426,433
Money Market Deposit Account - 0.3%(d)			237,674
Liabilities in Excess of Other Assets - (3.4)%			(2,753,164)
TOTAL NET ASSETS - 100.0%			$81,910,943

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

235

Innovator U.S. Equity Ultra Buffer ETF - March
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.3)%
Call Options - (3.1)%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $583.23(a)(b)	$(84,556,768)	(1,487)	$(2,552,212)
Put Options - (0.2)%
SPDR S&P 500 ETF, Expiration: 02/28/2025; Exercise Price: $330.25(a)(b)	(84,556,768)	(1,487)	(138,083)
TOTAL WRITTEN OPTIONS (Premiums received $1,514,190)			$(2,690,295)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$84,426,433	103.1%
Written Options	(2,690,295)	(3.3)
Money Market Deposit Account	237,674	0.3
Liabilities in Excess of Other Assets	(62,869)	(0.1)
	$81,910,943	100.0%

The accompanying notes are an integral part of these financial statements.

236

Innovator U.S. Equity Ultra Buffer ETF - May
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.9%
Call Options - 103.7%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $5.01(a)(b)(c)	$55,328,672	973	$54,698,800
Put Options - 1.2%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $476.88(a)(b)(c)	55,328,672	973	611,249
TOTAL PURCHASED OPTIONS (Cost $50,137,159)			55,310,049
TOTAL INVESTMENTS - 104.9% (Cost $50,137,159)			$55,310,049
Money Market Deposit Account - 0.3%(d)			169,068
Liabilities in Excess of Other Assets - (5.2)%			(2,739,206)
TOTAL NET ASSETS - 100.0%			$52,739,911

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

237

Innovator U.S. Equity Ultra Buffer ETF - May
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.1)%
Call Options - (4.9)%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $578.08(a)(b)	$(55,328,672)	(973)	$(2,577,360)
Put Options - (0.2)%
SPDR S&P 500 ETF, Expiration: 04/30/2025; Exercise Price: $326.29(a)(b)	(55,328,672)	(973)	(127,210)
TOTAL WRITTEN OPTIONS (Premiums received $1,082,923)			$(2,704,570)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$55,310,049	104.9%
Written Options	(2,704,570)	(5.1)
Money Market Deposit Account	169,068	0.3
Liabilities in Excess of Other Assets	(34,636)	(0.1)
	$52,739,911	100.0%

The accompanying notes are an integral part of these financial statements.

238

Innovator U.S. Equity Ultra Buffer ETF - November
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.8%
Call Options - 99.0%
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $5.67(a)(b)(c)	$39,406,752	693	$38,728,998
Put Options - 3.8%
SPDR S&P 500 ETF
Expiration: 10/31/2025; Exercise Price: $540.21(a)(b)(c)	39,406,752	693	1,521,135
TOTAL PURCHASED OPTIONS (Cost $40,253,803)			40,250,133
TOTAL INVESTMENTS - 102.8% (Cost $40,253,803)			$40,250,133
Money Market Deposit Account - 0.3%(d)			98,297
Liabilities in Excess of Other Assets - (3.1)%			(1,226,797)
TOTAL NET ASSETS - 100.0%			$39,121,633

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

239

Innovator U.S. Equity Ultra Buffer ETF - November
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.2)%
Call Options - (2.5)%
SPDR S&P 500 ETF, Expiration: 10/31/2025; Exercise Price: $635.57(a)(b)	$(39,406,752)	(693)	$(986,832)
Put Options - (0.7)%
SPDR S&P 500 ETF(a)(b)
Expiration: 10/31/2025; Exercise Price: $369.62	(39,406,752)	(693)	(265,419)
Total Put Options			(265,419)
TOTAL WRITTEN OPTIONS (Premiums received $1,248,546)			$(1,252,251)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$40,250,133	102.8%
Written Options	(1,252,251)	(3.2)
Money Market Deposit Account	98,297	0.3
Other Assets in Excess of Other Assets	25,454	0.1
	$39,121,633	100.0%

The accompanying notes are an integral part of these financial statements.

240

Innovator U.S. Equity Ultra Buffer ETF - October
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.5%
Call Options - 98.5%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $5.72(a)(b)(c)	$162,574,176	2,859	$159,709,458
Put Options - 4.0%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $545.07(a)(b)(c)	162,574,176	2,859	6,404,160
TOTAL PURCHASED OPTIONS (Cost $167,258,185)			166,113,618
TOTAL INVESTMENTS - 102.5% (Cost $167,258,185)			$166,113,618
Money Market Deposit Account - 0.3%(d)			467,563
Liabilities in Excess of Other Assets - (2.8)%			(4,523,368)
TOTAL NET ASSETS - 100.0%			$162,057,813

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

241

Innovator U.S. Equity Ultra Buffer ETF - October
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.8)%
Call Options - (2.1)%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $636.54(a)(b)	$(162,574,176)	(2,859)	$(3,365,043)
Put Options - (0.7)%
SPDR S&P 500 ETF, Expiration: 09/30/2025; Exercise Price: $372.94(a)(b)	(162,574,176)	(2,859)	(1,092,138)
TOTAL WRITTEN OPTIONS (Premiums received $4,922,181)			$(4,457,181)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$166,113,618	102.5%
Written Options	(4,457,181)	(2.8)
Money Market Deposit Account	467,563	0.3
Liabilities in Excess of Other Assets	(66,187)	0.0(a)
	$162,057,813	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

242

Innovator U.S. Equity Ultra Buffer ETF - September
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.4%
Call Options - 99.1%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $5.62(a)(b)(c)	$164,223,232	2,888	$161,771,320
Put Options - 3.3%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $535.50(a)(b)(c)	164,223,232	2,888	5,417,888
TOTAL PURCHASED OPTIONS (Cost $165,174,770)			167,189,208
TOTAL INVESTMENTS - 102.4% (Cost $165,174,770)			$167,189,208
Money Market Deposit Account - 0.3%(d)			543,194
Liabilities in Excess of Other Assets - (2.7)%			(4,445,906)
TOTAL NET ASSETS - 100.0%			$163,286,496

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

243

Innovator U.S. Equity Ultra Buffer ETF - September
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.7)%
Call Options - (2.1)%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $630.59(a)(b)	$(164,223,232)	(2,888)	$(3,471,376)
Put Options - (0.6)%
SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $366.39(a)(b)	(164,223,232)	(2,888)	(906,832)
TOTAL WRITTEN OPTIONS (Premiums received $4,044,294)			$(4,378,208)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$167,189,208	102.4%
Written Options	(4,378,208)	(2.7)
Money Market Deposit Account	543,194	0.3
Liabilities in Excess of Other Assets	(67,698)	0.0(a)
	$163,286,496	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

244

Innovator U.S. Small Cap 10 Buffer ETF - Quarterly
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.6%
Call Options - 98.2%
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $0.55(a)(b)(c)	$114,215,120	5,245	$113,569,147
Put Options - 4.4%
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $220.89(a)(b)(c)	114,215,120	5,245	5,042,909
TOTAL PURCHASED OPTIONS (Cost $119,189,329)			118,612,056
TOTAL INVESTMENTS - 102.6% (Cost $119,189,329)			$118,612,056
Money Market Deposit Account - 0.1%(d)			125,004
Liabilities in Excess of Other Assets - (2.7)%			(3,139,346)
TOTAL NET ASSETS - 100.0%			$115,597,714

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

245

Innovator U.S. Small Cap 10 Buffer ETF - Quarterly
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.7)%
Call Options - (1.5)%
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $232.86(a)(b)	$(114,215,120)	(5,245)	$(1,733,682)
Put Options - (1.2)%
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $198.80(a)(b)	(114,215,120)	(5,245)	(1,396,167)
TOTAL WRITTEN OPTIONS (Premiums received $3,178,771)			$(3,129,849)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$118,612,056	102.6%
Written Options	(3,129,849)	(2.7)
Money Market Deposit Account	125,004	0.1
Liabilities in Excess of Other Assets	(9,497)	0.0(a)
	$115,597,714	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

246

Innovator U.S. Small Cap Power Buffer ETF - April
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 102.3%
Call Options - 98.6%
iShares Russell 2000 ETF, Expiration: 03/31/2025; Exercise Price: $2.10(a)(b)(c)	$179,978,640	8,265	$177,425,334
Put Options - 3.7%
iShares Russell 2000 ETF, Expiration: 03/31/2025; Exercise Price: $210.30(a)(b)(c)	179,978,640	8,265	6,713,576
TOTAL PURCHASED OPTIONS (Cost $183,584,335)			184,138,910
TOTAL INVESTMENTS - 102.3% (Cost $183,584,335)			$184,138,910
Money Market Deposit Account - 0.3%(d)			544,584
Liabilities in Excess of Other Assets - (2.6)%			(4,714,975)
TOTAL NET ASSETS - 100.0%			$179,968,519

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

247

Innovator U.S. Small Cap Power Buffer ETF - April
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.6)%
Call Options - (1.5)%
iShares Russell 2000 ETF, Expiration: 03/31/2025; Exercise Price: $249.12(a)(b)	$(179,978,640)	(8,265)	$(2,680,257)
Put Options - (1.1)%
iShares Russell 2000 ETF, Expiration: 03/31/2025; Exercise Price: $178.76(a)(b)	(179,978,640)	(8,265)	(1,914,422)
TOTAL WRITTEN OPTIONS (Premiums received $8,097,772)			$(4,594,679)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$184,138,910	102.3%
Written Options	(4,594,679)	(2.6)
Money Market Deposit Account	544,584	0.3
Liabilities in Excess of Other Assets	(120,296)	0.0
	$179,968,519	100.0%

The accompanying notes are an integral part of these financial statements.

248

Innovator U.S. Small Cap Power Buffer ETF - August
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.6%
Call Options - 96.3%
iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $2.24(a)(b)(c)	$67,549,152	3,102	$66,302,148
Put Options - 7.3%
iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $223.86(a)(b)(c)	67,549,152	3,102	5,022,138
TOTAL PURCHASED OPTIONS (Cost $72,047,511)			71,324,286
TOTAL INVESTMENTS - 103.6% (Cost $72,047,511)			$71,324,286
Money Market Deposit Account - 0.3%(d)			211,523
Liabilities in Excess of Other Assets - (3.9)%			(2,745,302)
TOTAL NET ASSETS - 100.0%			$68,790,507

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

249

Innovator U.S. Small Cap Power Buffer ETF - August
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (3.9)%
Call Options - (1.4)%
iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $267.78(a)(b)	$(67,549,152)	(3,102)	$(986,436)
Put Options - (2.5)%
iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $190.28(a)(b)	(67,549,152)	(3,102)	(1,752,630)
TOTAL WRITTEN OPTIONS (Premiums received $2,981,607)			$(2,739,066)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$71,324,286	103.6%
Written Options	(2,739,066)	(3.9)
Money Market Deposit Account	211,523	0.3
Liabilities in Excess of Other Assets	(6,236)	0.0(a)
	$68,790,507	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

250

Innovator U.S. Small Cap Power Buffer ETF - January
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 101.1%
Call Options - 99.7%
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $2.01(a)(b)(c)	$405,425,568	18,618	$400,100,820
Put Options - 1.4%
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $200.71(a)(b)(c)	405,425,568	18,618	5,585,400
TOTAL PURCHASED OPTIONS (Cost $390,938,020)			405,686,220
TOTAL INVESTMENTS - 101.1% (Cost $390,938,020)			$405,686,220
Money Market Deposit Account - 0.3%(d)			1,160,979
Liabilities in Excess of Other Assets - (1.4)%			(5,575,126)
TOTAL NET ASSETS - 100.0%			$401,272,073

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

251

Innovator U.S. Small Cap Power Buffer ETF - January
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.3)%
Call Options - (1.0)%
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $237.84(a)(b)	$(405,425,568)	(18,618)	$(4,058,724)
Put Options - (0.3)%
iShares Russell 2000 ETF, Expiration: 12/31/2024; Exercise Price: $170.60(a)(b)	(405,425,568)	(18,618)	(1,266,024)
TOTAL WRITTEN OPTIONS (Premiums received $17,411,552)			$(5,324,748)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$405,686,220	101.1%
Written Options	(5,324,748)	(1.3)
Money Market Deposit Account	1,160,979	0.3
Liabilities in Excess of Other Assets	(250,378)	(0.1)
	$401,272,073	100.0%

The accompanying notes are an integral part of these financial statements.

252

Innovator U.S. Small Cap Power Buffer ETF - July
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.0%
Call Options - 101.2%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $2.03(a)(b)(c)	$159,356,768	7,318	$156,741,022
Put Options - 3.8%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $202.89(a)(b)(c)	159,356,768	7,318	5,848,472
TOTAL PURCHASED OPTIONS (Cost $154,843,202)			162,589,494
TOTAL INVESTMENTS - 105.0% (Cost $154,843,202)			$162,589,494
Money Market Deposit Account - 0.3%(d)			432,270
Liabilities in Excess of Other Assets - (5.3)%			(8,214,032)
TOTAL NET ASSETS - 100.0%			$154,807,732

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

253

Innovator U.S. Small Cap Power Buffer ETF - July
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.2)%
Call Options - (3.8)%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $240.18(a)(b)	$(159,356,768)	(7,318)	$(5,982,685)
Put Options - (1.4)%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $172.46(a)(b)	(159,356,768)	(7,318)	(2,130,123)
TOTAL WRITTEN OPTIONS (Premiums received $7,075,568)			$(8,112,808)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$162,589,494	105.0%
Written Options	(8,112,808)	(5.2)
Money Market Deposit Account	432,270	0.3
Liabilities in Excess of Other Assets	(101,224)	(0.1)
	$154,807,732	100.0%

The accompanying notes are an integral part of these financial statements.

254

Innovator U.S. Small Cap Power Buffer ETF - June
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.1%
Call Options - 100.3%
iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $2.06(a)(b)(c)	$10,757,344	494	$10,607,168
Put Options - 3.8%
iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $205.77(a)(b)(c)	10,757,344	494	400,461
TOTAL PURCHASED OPTIONS (Cost $10,489,879)			11,007,629
TOTAL INVESTMENTS - 104.1% (Cost $10,489,879)			$11,007,629
Money Market Deposit Account - 0.4%(d)			46,019
Liabilities in Excess of Other Assets - (4.5)%			(470,643)
TOTAL NET ASSETS - 100.0%			$10,583,005

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

255

Innovator U.S. Small Cap Power Buffer ETF - June
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.4)%
Call Options - (3.1)%
iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $242.85(a)(b)	$(10,757,344)	(494)	$(327,319)
Put Options - (1.3)%
iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $174.90(a)(b)	(10,757,344)	(494)	(136,458)
TOTAL WRITTEN OPTIONS (Premiums received $429,837)			$(463,777)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$11,007,629	104.1%
Written Options	(463,777)	(4.4)
Money Market Deposit Account	46,019	0.4
Liabilities in Excess of Other Assets	(6,866)	(0.1)
	$10,583,005	100.0%

The accompanying notes are an integral part of these financial statements.

256

Innovator U.S. Small Cap Power Buffer ETF - November
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.7%
Call Options - 98.7%
iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $2.18(a)(b)(c)	$1,263,008	58	$1,237,140
Put Options - 7.0%
iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $217.76(a)(b)(c)	1,263,008	58	87,928
TOTAL PURCHASED OPTIONS (Cost $1,325,251)			1,325,068
TOTAL INVESTMENTS - 105.7% (Cost $1,325,251)			$1,325,068
Liabilities in Excess of Other Assets - (5.7)%			(71,936)
TOTAL NET ASSETS - 100.0%			$1,253,132

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

257

Innovator U.S. Small Cap Power Buffer ETF - November
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.0)%
Call Options - (3.2)%
iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $256.56(a)(b)	$(1,263,008)	(58)	$(39,962)
Put Options - (2.8)%
iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $185.10(a)(b)	(1,263,008)	(58)	(35,206)
TOTAL WRITTEN OPTIONS (Premiums received $74,983)			$(75,168)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$1,325,068	105.7%
Written Options	(75,168)	(6.0)
Liabilities in Excess of Other Assets	3,232	0.3
	$1,253,132	100.0%

The accompanying notes are an integral part of these financial statements.

258

Innovator U.S. Small Cap Power Buffer ETF - October
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.3%
Call Options - 98.0%
iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $2.21(a)(b)(c)	$148,359,888	6,813	$145,191,843
Put Options - 7.3%
iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $220.89(a)(b)(c)	148,359,888	6,813	10,873,548
TOTAL PURCHASED OPTIONS (Cost $157,731,223)			156,065,391
TOTAL INVESTMENTS - 105.3% (Cost $157,731,223)			$156,065,391
Money Market Deposit Account - 0.3%(d)			415,839
Liabilities in Excess of Other Assets - (5.6)%			(8,272,144)
TOTAL NET ASSETS - 100.0%			$148,209,086

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

259

Innovator U.S. Small Cap Power Buffer ETF - October
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.5)%
Call Options - (2.7)%
iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $258.22(a)(b)	$(148,359,888)	(6,813)	$(4,074,174)
Put Options - (2.8)%
iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $187.76(a)(b)	(148,359,888)	(6,813)	(4,142,304)
TOTAL WRITTEN OPTIONS (Premiums received $8,792,236)			$(8,216,478)

Percentages are stated as a percent of net assets
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$156,065,391	105.3%
Written Options	(8,216,478)	(5.5)
Money Market Deposit Account	415,839	0.3
Liabilities in Excess of Other Assets	(55,666)	(0.1)(a)
	$148,209,086	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

260

Innovator U.S. Small Cap Power Buffer ETF - September
Schedule of Investments
October 31, 2024

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 104.9%
Call Options - 98.1%
iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $2.20(a)(b)(c)	$18,923,344	869	$18,604,160
Put Options - 6.8%
iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $220.08(a)(b)(c)	18,923,344	869	1,294,393
TOTAL PURCHASED OPTIONS (Cost $19,852,162)			19,898,553
TOTAL INVESTMENTS - 104.9% (Cost $19,852,162)			$19,898,553
Money Market Deposit Account - 0.3%(d)			64,515
Liabilities in Excess of Other Assets - (5.2)%			(975,356)
TOTAL NET ASSETS - 100.0%			$18,987,712

Percentages are stated as a percent of net assets.
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of October 31, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

261

Innovator U.S. Small Cap Power Buffer ETF - September
Schedule of Written Options
October 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.1)%
Call Options - (2.6)%
iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $257.58(a)(b)	$(18,923,344)	(869)	$(484,998)
Put Options - (2.5)%
iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $187.07(a)(b)	(18,923,344)	(869)	(478,080)
TOTAL WRITTEN OPTIONS (Premiums received $1,062,846)			$(963,078)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
Allocation of Portfolio Holdings as of October 31, 2024
(% of Net Assets)

Purchased Options	$19,898,553	104.9%
Written Options	(963,078)	(5.1)
Money Market Deposit Account	64,515	0.3
Liabilities in Excess of Other Assets	(12,278)	(0.1)
	$18,987,712	100.0%

The accompanying notes are an integral part of these financial statements.

262

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024

	Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	Innovator Defined Wealth Shield ETF	Innovator Emerging Markets 10 Buffer ETF - Quarterly	Innovator Emerging Markets Power Buffer ETF - April
ASSETS:
Investments, at value	$76,727,706	$15,481,427	$912,747,346	$10,409,802	$68,174,505
Cash - interest bearing deposit account	50,456	38,115	1,204,252	7,576	125,181
Deposit at broker for other investments	343	199	126	200	200
Interest receivable	236	121	4,344	25	474
Receivable for investments sold	—	1,031,198	21,916	—	683,153
Receivable for fund shares sold	—	—	1,542,155	—	—
Receivable for transaction fee	—	504	771	—	332
Total assets	76,778,741	16,551,564	915,520,910	10,417,603	68,983,845
LIABILITIES:
Written option contracts, at value	105,300	383,032	12,821,998	193,005	1,751,610
Payable to adviser	49,328	9,897	510,853	7,223	52,852
Payable for investments purchased	—	25,764	1,570,436	—	17,682
Payable for capital shares redeemed	—	1,008,305	—	—	664,967
Total liabilities	154,628	1,426,998	14,903,287	200,228	2,487,111
NET ASSETS	$76,624,113	$15,124,566	$900,617,623	$10,217,375	$66,496,734
NET ASSETS CONSISTS OF:
Paid-in capital	$84,005,105	$20,105,960	$916,709,584	$10,451,105	$72,608,167
Total distributable earnings/ (accumulated losses)	(7,380,992)	(4,981,394)	(16,091,961)	(233,730)	(6,111,433)
Total net assets	$76,624,113	$15,124,566	$900,617,623	$10,217,375	$66,496,734
Net assets	$76,624,113	$15,124,566	$900,617,623	$10,217,375	$66,496,734
Shares issued and outstanding	3,775,000	750,000	29,200,000	400,000	2,500,000
Net asset value per share	$20.30	$20.17	$30.84	$25.54	$26.60
Cost:
Investments, at cost	$79,190,020	$15,403,022	$918,414,647	$10,742,440	$65,073,029
Proceeds:
Written options premium	$527,323	$380,156	$20,170,515	$336,950	$2,403,146

The accompanying notes are an integral part of these financial statements.

263

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Innovator Emerging Markets Power Buffer ETF - January	Innovator Emerging Markets Power Buffer ETF - July	Innovator Emerging Markets Power Buffer ETF - October	Innovator Equity Defined Protection ETF - 1 Yr August	Innovator Equity Defined Protection ETF - 1 Yr July
ASSETS:
Investments, at value	$129,767,765	$90,029,940	$55,596,985	$84,272,768	$119,811,471
Cash - interest bearing deposit account	225,290	169,809	108,739	297,477	360,609
Deposit at broker for other investments	199	200	200	200	200
Interest receivable	890	671	358	1,084	1,584
Receivable for investments sold	—	1,313,120	—	—	—
Total assets	129,994,144	91,513,740	55,706,282	84,571,529	120,173,864
LIABILITIES:
Written option contracts, at value	1,746,523	3,243,240	2,427,047	3,357,637	4,525,591
Payable to adviser	100,004	67,606	37,034	55,248	81,173
Payable for investments purchased	—	47,307	—	—	—
Payable for capital shares redeemed	—	1,259,365	—	—	—
Total liabilities	1,846,527	4,617,518	2,464,081	3,412,885	4,606,764
NET ASSETS	$128,147,617	$86,896,222	$53,242,201	$81,158,644	$115,567,100
NET ASSETS CONSISTS OF:
Paid-in capital	$130,318,027	$94,046,846	$54,704,651	$79,488,413	$113,508,193
Total distributable earnings/ (accumulated losses)	(2,170,410)	(7,150,624)	(1,462,450)	1,670,231	2,058,907
Total net assets	$128,147,617	$86,896,222	$53,242,201	$81,158,644	$115,567,100
Net assets	$128,147,617	$86,896,222	$53,242,201	$81,158,644	$115,567,100
Shares issued and outstanding	4,150,000	3,450,000	2,025,000	3,300,000	4,325,000
Net asset value per share	$30.88	$25.19	$26.29	$24.59	$26.72
Cost:
Investments, at cost	$122,936,376	$87,352,370	$56,954,850	$81,124,953	$116,660,808
Proceeds:
Written options premium	$4,564,178	$2,812,190	$2,614,546	$2,061,025	$3,728,178

The accompanying notes are an integral part of these financial statements.

264

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr November	Innovator Equity Defined Protection ETF - 1 Yr October	Innovator Equity Defined Protection ETF - 1 Yr September	Innovator Equity Defined Protection ETF - 2 Yr to April 2026	Innovator Equity Defined Protection ETF - 2 Yr to January 2026
ASSETS:
Investments, at value	$1,293,270	$71,756,740	$113,970,037	$75,750,733	$67,544,916
Cash - interest bearing deposit account	—	221,153	311,309	314,928	246,033
Deposit at broker for other investments	—	200	200	200	200
Interest receivable	—	555	1,243	1,190	935
Receivable for fund shares sold	1,241,500	1,875,697	—	—	—
Receivable for investments sold	53,802	68,848	—	1,383,575	1,478,256
Receivable for transaction fee	621	938	—	1	2
Total assets	2,589,193	73,924,131	114,282,789	77,450,627	69,270,342
LIABILITIES:
Written option contracts, at value	53,856	2,548,580	4,385,508	4,295,992	7,992,947
Payable for investments purchased	1,293,376	1,941,136	—	78,465	174,930
Payable for capital shares redeemed	—	—	—	1,304,065	1,299,185
Payable to adviser	—	32,994	73,148	48,651	40,826
Total liabilities	1,347,232	4,522,710	4,458,656	5,727,173	9,507,888
NET ASSETS	$1,241,961	$69,401,421	$109,824,133	$71,723,454	$59,762,454
NET ASSETS CONSISTS OF:
Paid-in capital	$1,242,121	$69,505,711	$108,943,912	$68,707,159	$58,844,080
Total distributable earnings/ (accumulated losses)	(160)	(104,290)	880,221	3,016,295	918,374
Total net assets	$1,241,961	$69,401,421	$109,824,133	$71,723,454	$59,762,454
Net assets	$1,241,961	$69,401,421	$109,824,133	$71,723,454	$59,762,454
Shares issued and outstanding	50,000	2,775,000	4,425,000	2,750,000	2,300,000
Net asset value per share	$24.84	$25.01	$24.82	$26.08	$25.98
Cost:
Investments, at cost	$1,293,376	$72,124,518	$112,000,590	$70,753,212	$60,549,724
Proceeds:
Written options premium	$53,802	$2,844,507	$3,416,299	$2,730,571	$2,445,710

The accompanying notes are an integral part of these financial statements.

265

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Innovator Equity Defined Protection ETF - 2 Yr to July 2025	Innovator Equity Defined Protection ETF - 2 Yr to July 2026	Innovator Equity Defined Protection ETF - 2 Yr to October 2026	Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct	Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul
ASSETS:
Investments, at value	$243,116,023	$72,441,159	$57,726,430	$77,144,353	$157,684,022
Cash - interest bearing deposit account	1,004,021	309,451	227,080	196,446	446,581
Deposit at broker for other investments	200	200	—	200	200
Interest receivable	4,015	1,184	525	457	1,834
Receivable for investments sold	—	1,396,456	—	28,981	—
Receivable for fund shares sold	—	—	—	1,259,435	—
Receivable for transaction fee	—	—	—	630	—
Total assets	244,124,259	74,148,450	57,954,035	78,630,502	158,132,637
LIABILITIES:
Written option contracts, at value	30,386,836	3,354,266	3,019,076	1,741,080	4,417,959
Payable to adviser	144,187	46,259	25,760	36,113	107,151
Payable for investments purchased	—	64,661	—	1,286,831	—
Payable for capital shares redeemed	—	1,333,645	—	—	—
Total liabilities	30,531,023	4,798,831	3,044,836	3,064,024	4,525,110
NET ASSETS	$213,593,236	$69,349,619	$54,909,199	$75,566,478	$153,607,527
NET ASSETS CONSISTS OF:
Paid-in capital	$208,487,339	$67,755,767	$55,177,423	$75,494,303	$151,427,314
Total distributable earnings/ (accumulated losses)	5,105,897	1,593,852	(268,224)	72,175	2,180,213
Total net assets	$213,593,236	$69,349,619	$54,909,199	$75,566,478	$153,607,527
Net assets	$213,593,236	$69,349,619	$54,909,199	$75,566,478	$153,607,527
Shares issued and outstanding	7,775,000	2,600,000	2,225,000	3,000,000	5,750,000
Net asset value per share	$27.47	$26.67	$24.68	$25.19	$26.71
Cost:
Investments, at cost	$212,266,903	$69,520,341	$58,064,378	$77,404,049	$154,144,171
Proceeds:
Written options premium	$7,430,731	$2,881,236	$3,114,035	$2,108,607	$3,532,873

The accompanying notes are an integral part of these financial statements.

266

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Innovator Growth Accelerated ETF - Quarterly	Innovator Growth Accelerated Plus ETF - April	Innovator Growth Accelerated Plus ETF - January	Innovator Growth Accelerated Plus ETF - July	Innovator Growth Accelerated Plus ETF - October
ASSETS:
Investments, at value	$35,182,848	$17,660,225	$38,914,954	$19,719,093	$9,890,920
Cash - interest bearing deposit account	32,132	38,038	59,523	35,328	26,865
Deposit at broker for other investments	200	200	200	163	200
Interest receivable	154	168	270	160	75
Total assets	35,215,334	17,698,631	38,974,947	19,754,744	9,918,060
LIABILITIES:
Written option contracts, at value	951,130	3,359,292	10,217,936	2,775,046	1,556,865
Payable to adviser	23,548	9,645	19,231	11,465	5,344
Total liabilities	974,678	3,368,937	10,237,167	2,786,511	1,562,209
NET ASSETS	$34,240,656	$14,329,694	$28,737,780	$16,968,233	$8,355,851
NET ASSETS CONSISTS OF:
Paid-in capital	$34,347,557	$20,279,393	$35,357,408	$22,990,151	$13,734,748
Total distributable earnings/ (accumulated losses)	(106,901)	(5,949,699)	(6,619,628)	(6,021,918)	(5,378,897)
Total net assets	$34,240,656	$14,329,694	$28,737,780	$16,968,233	$8,355,851
Net assets	$34,240,656	$14,329,694	$28,737,780	$16,968,233	$8,355,851
Shares issued and outstanding	1,075,000	400,000	1,175,000	550,000	300,000
Net asset value per share	$31.85	$35.82	$24.46	$30.85	$27.85
Cost:
Investments, at cost	$35,869,743	$15,924,806	$30,843,508	$19,858,889	$10,053,240
Proceeds:
Written options premium	$1,531,124	$2,792,961	$5,299,738	$3,172,206	$1,691,918

The accompanying notes are an integral part of these financial statements.

267

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Innovator Growth-100 Power Buffer ETF - April	Innovator Growth-100 Power Buffer ETF - August	Innovator Growth-100 Power Buffer ETF - January	Innovator Growth-100 Power Buffer ETF - July	Innovator Growth-100 Power Buffer ETF - June
ASSETS:
Investments, at value	$201,581,827	$17,606,687	$212,066,092	$276,479,424	$28,338,836
Cash - interest bearing deposit account	623,939	80,610	640,081	865,269	114,507
Deposit at broker for other investments	198	200	198	199	665
Interest receivable	2,354	239	2,483	3,486	402
Receivable for investments sold	—	—	1,203,955	—	—
Receivable for transaction fee	—	—	582	—	—
Total assets	202,208,318	17,687,736	213,913,391	277,348,378	28,454,410
LIABILITIES:
Written option contracts, at value	7,430,220	870,895	11,218,844	10,575,729	1,383,851
Payable to adviser	132,536	11,712	138,787	183,037	18,600
Payable for investments purchased	—	—	63,811	—	—
Payable for capital shares redeemed	—	—	1,163,745	—	—
Total liabilities	7,562,756	882,607	12,585,187	10,758,766	1,402,451
NET ASSETS	$194,645,562	$16,805,129	$201,328,204	$266,589,612	$27,051,959
NET ASSETS CONSISTS OF:
Paid-in capital	$212,882,690	$16,241,337	$215,515,625	$302,389,224	$26,747,066
Total distributable earnings/ (accumulated losses)	(18,237,128)	563,792	(14,187,421)	(35,799,612)	304,893
Total net assets	$194,645,562	$16,805,129	$201,328,204	$266,589,612	$27,051,959
Net assets	$194,645,562	$16,805,129	$201,328,204	$266,589,612	$27,051,959
Shares issued and outstanding	4,000,000	675,000	4,325,000	4,400,000	1,025,000
Net asset value per share	$48.66	$24.90	$46.55	$60.59	$26.39
Cost:
Investments, at cost	$190,710,025	$17,094,484	$189,700,995	$274,643,512	$27,827,394
Proceeds:
Written options premium	$9,552,836	$954,127	$8,922,771	$13,005,344	$1,292,048

The accompanying notes are an integral part of these financial statements.

268

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Innovator Growth-100 Power Buffer ETF - November	Innovator Growth-100 Power Buffer ETF - October	Innovator Growth-100 Power Buffer ETF - September	Innovator International Developed 10 Buffer ETF - Quarterly	Innovator International Developed Power Buffer ETF - April
ASSETS:
Investments, at value	$1,325,844	$170,351,539	$38,086,055	$5,779,377	$204,066,418
Cash - interest bearing deposit account	—	502,906	149,052	6,954	479,650
Deposit at broker for other investments	—	198	200	200	199
Interest receivable	—	1,762	513	26	1,924
Receivable for fund shares sold	1,248,500	—	—	—	—
Receivable for investments sold	80,794	—	—	—	—
Total assets	2,655,138	170,856,405	38,235,820	5,786,557	204,548,191
LIABILITIES:
Written option contracts, at value	80,912	9,733,147	2,128,738	73,510	2,420,484
Payable for investments purchased	1,325,959	—	—	—	—
Payable to adviser	—	98,237	23,742	3,474	148,567
Total liabilities	1,406,871	9,831,384	2,152,480	76,984	2,569,051
NET ASSETS	$1,248,267	$161,025,021	$36,083,340	$5,709,573	$201,979,140
NET ASSETS CONSISTS OF:
Paid-in capital	$1,248,500	$181,966,793	$35,474,661	$5,858,077	$204,926,056
Total distributable earnings/ (accumulated losses)	(233)	(20,941,772)	608,679	(148,504)	(2,946,916)
Total net assets	$1,248,267	$161,025,021	$36,083,340	$5,709,573	$201,979,140
Net assets	$1,248,267	$161,025,021	$36,083,340	$5,709,573	$201,979,140
Shares issued and outstanding	50,000	3,240,000	1,450,000	225,000	7,375,000
Net asset value per share	$24.97	$49.70	$24.89	$25.38	$27.39
Cost:
Investments, at cost	$1,325,959	$171,246,505	$37,345,270	$5,888,225	$203,375,817
Proceeds:
Written options premium	$80,794	$10,241,793	$2,095,564	$105,372	$4,472,938

The accompanying notes are an integral part of these financial statements.

269

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Innovator International Developed Power Buffer ETF - August	Innovator International Developed Power Buffer ETF - December	Innovator International Developed Power Buffer ETF - February	Innovator International Developed Power Buffer ETF - January	Innovator International Developed Power Buffer ETF - July
ASSETS:
Investments, at value	$15,092,796	$10,892,993	$11,892,510	$181,260,245	$163,330,235
Cash - interest bearing deposit account	27,005	25,628	19,528	430,624	369,659
Deposit at broker for other investments	200	199	200	200	200
Interest receivable	128	118	93	1,718	1,433
Total assets	15,120,129	10,918,938	11,912,331	181,692,787	163,701,527
LIABILITIES:
Written option contracts, at value	443,969	35,656	71,006	841,633	4,213,771
Payable to adviser	11,279	8,016	8,698	133,341	118,413
Total liabilities	455,248	43,672	79,704	974,974	4,332,184
NET ASSETS	$14,664,881	$10,875,266	$11,832,627	$180,717,813	$159,369,343
NET ASSETS CONSISTS OF:
Paid-in capital	$14,743,875	$10,112,126	$11,578,593	$175,221,910	$161,106,053
Total distributable earnings/ (accumulated losses)	(78,994)	763,140	254,034	5,495,903	(1,736,710)
Total net assets	$14,664,881	$10,875,266	$11,832,627	$180,717,813	$159,369,343
Net assets	$14,664,881	$10,875,266	$11,832,627	$180,717,813	$159,369,343
Shares issued and outstanding	600,000	400,000	450,000	5,700,000	5,675,000
Net asset value per share	$24.44	$27.19	$26.29	$31.70	$28.08
Cost:
Investments, at cost	$15,187,925	$10,296,913	$11,739,680	$176,373,362	$163,151,554
Proceeds:
Written options premium	$488,426	$232,165	$250,989	$4,353,616	$3,945,387

The accompanying notes are an integral part of these financial statements.

270

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Innovator International Developed Power Buffer ETF - June	Innovator International Developed Power Buffer ETF - March	Innovator International Developed Power Buffer ETF - May	Innovator International Developed Power Buffer ETF - November	Innovator International Developed Power Buffer ETF - October
ASSETS:
Investments, at value	$24,103,163	$13,017,387	$9,075,888	$4,518,397	$126,521,996
Cash - interest bearing deposit account	77,460	30,016	12,998	2,931	308,994
Deposit at broker for other investments	1,120	123	200	202	198
Interest receivable	251	137	64	21	1,149
Receivable for investments sold	—	—	—	4,534,602	—
Total assets	24,181,994	13,047,663	9,089,150	9,056,153	126,832,337
LIABILITIES:
Written option contracts, at value	381,125	93,612	114,958	136,396	5,036,416
Payable to adviser	17,679	9,544	6,590	3,289	85,971
Payable for investments purchased	—	—	—	4,518,987	—
Total liabilities	398,804	103,156	121,548	4,658,672	5,122,387
NET ASSETS	$23,783,190	$12,944,507	$8,967,602	$4,397,481	$121,709,950
NET ASSETS CONSISTS OF:
Paid-in capital	$24,058,750	$12,862,959	$8,939,325	$ 4,604,281	$141,729,407
Total distributable earnings/ (accumulated losses)	(275,560)	81,548	28,277	(206,800)	(20,019,457)
Total net assets	$23,783,190	$12,944,507	$8,967,602	$4,397,481	$121,709,950
Net assets	$23,783,190	$12,944,507	$8,967,602	$4,397,481	$121,709,950
Shares issued and outstanding	950,000	500,000	350,000	150,000	4,125,000
Net asset value per share	$25.03	$25.89	$25.62	$29.32	$29.51
Cost:
Investments, at cost	$24,353,934	$13,002,092	$9,056,803	$4,518,987	$130,909,360
Proceeds:
Written options premium	$431,399	$241,300	$165,654	$135,802	$4,442,901

The accompanying notes are an integral part of these financial statements.

271

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Innovator International Developed Power Buffer ETF - September	Innovator Nasdaq-100 10 Buffer ETF - Quarterly	Innovator Premium Income 10 Barrier ETF - April	Innovator Premium Income 10 Barrier ETF - January	Innovator Premium Income 10 Barrier ETF - July
ASSETS:
Investments, at value	$69,289,377	$82,343,820	$10,254,780	$4,458,035	$5,949,656
Cash - interest bearing deposit account	159,571	110,620	7,054	9,109	7,285
Deposit at broker for other investments	200	200	200	200	200
Interest receivable	565	337	43	48	38
Total assets	69,449,713	82,454,977	10,262,077	4,467,392	5,957,179
LIABILITIES:
Written option contracts, at value	1,728,692	1,962,389	979,517	110,175	959,994
Payable to adviser	45,416	39,388	6,208	3,136	3,349
Total liabilities	1,774,108	2,001,777	985,725	113,311	963,343
NET ASSETS	$67,675,605	$80,453,200	$9,276,352	$4,354,081	$4,993,836
NET ASSETS CONSISTS OF:
Paid-in capital	$71,333,277	$80,841,075	$9,267,226	$4,351,009	$4,985,923
Total distributable earnings	(3,657,672)	(387,875)	9,126	3,072	7,913
Total net assets	$67,675,605	$80,453,200	$9,276,352	$4,354,081	$4,993,836
Net assets	$67,675,605	$80,453,200	$9,276,352	$4,354,081	$4,993,836
Shares issued and outstanding	2,425,000	3,175,000	375,000	175,000	200,000
Net asset value per share	$27.91	$25.34	$24.74	$24.88	$24.97
Cost:
Investments, at cost	$71,151,396	$83,134,026	$11,442,156	$5,252,368	$6,291,762
Proceeds:
Written options premium	$2,040,745	$2,670,530	$2,193,135	$854,131	$1,182,595

The accompanying notes are an integral part of these financial statements.

272

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Innovator Premium Income 10 Barrier ETF - October	Innovator Premium Income 15 Buffer ETF - April	Innovator Premium Income 15 Buffer ETF - January	Innovator Premium Income 15 Buffer ETF - July	Innovator Premium Income 15 Buffer ETF - October
ASSETS:
Investments, at value	$6,279,505	$3,774,322	$8,608,493	$2,412,799	$18,719,981
Cash - interest bearing deposit account	4,091	24,523	58,879	14,027	94,927
Deposit at broker for other investments	200	—	200	200	200
Interest receivable	83	30	81	14	177
Total assets	6,283,879	3,798,875	8,667,653	2,427,040	18,815,285
LIABILITIES:
Written option contracts, at value	1,519,929	26,292	15,208	30,399	392,830
Payable to adviser	3,196	2,520	5,776	1,603	12,038
Distributions payable	—	17,600	39,984	11,068	78,777
Total liabilities	1,523,125	46,412	60,968	43,070	483,645
NET ASSETS	$4,760,754	$3,752,463	$8,606,685	$2,383,970	$18,331,640
NET ASSETS CONSISTS OF:
Paid-in capital	$4,774,463	$3,713,056	$8,506,829	$2,365,685	$18,406,442
Total distributable earnings/(accumulated losses)	(13,709)	39,407	99,856	18,285	(74,802)
Total net assets	$4,760,754	$3,752,463	$8,606,685	$2,383,970	$18,331,640
Net assets	$4,760,754	$3,752,463	$8,606,685	$2,383,970	$18,331,640
Shares issued and outstanding	200,000	150,000	350,000	100,000	775,000
Net asset value per share	$23.80	$25.02	$24.59	$23.84	$23.65
Cost:
Investments, at cost	$6,245,019	$3,767,140	$8,607,618	$2,404,818	$18,770,632
Proceeds:
Written options premium	$1,460,663	$58,516	$137,531	$40,703	$373,145

The accompanying notes are an integral part of these financial statements.

273

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Innovator Premium Income 20 Barrier ETF - April	Innovator Premium Income 20 Barrier ETF - January	Innovator Premium Income 20 Barrier ETF - July	Innovator Premium Income 20 Barrier ETF - October	Innovator Premium Income 30 Barrier ETF - April
ASSETS:
Investments, at value	$30,834,646	$9,574,979	$24,638,556	$26,161,526	$41,968,496
Cash - interest bearing deposit account	23,268	19,130	10,911	16,391	31,289
Deposit at broker for other investments	200	200	200	200	200
Interest receivable	132	88	71	236	169
Total assets	30,858,246	9,594,397	24,649,738	26,178,353	42,000,154
LIABILITIES:
Written option contracts, at value	3,037,344	281,125	4,061,951	6,535,659	3,687,739
Payable to adviser	18,593	6,217	13,781	12,783	25,593
Total liabilities	3,055,937	287,342	4,075,732	6,548,442	3,713,332
NET ASSETS	$27,802,309	$9,307,055	$20,574,006	$19,629,911	$38,286,822
NET ASSETS CONSISTS OF:
Paid-in capital	$27,760,263	$9,286,224	$20,387,157	$19,681,460	$38,227,724
Total distributable earnings/ (accumulated losses)	42,046	20,831	186,849	(51,549)	59,098
Total net assets	$27,802,309	$9,307,055	$20,574,006	$19,629,911	$38,286,822
Net assets	$27,802,309	$9,307,055	$20,574,006	$19,629,911	$38,286,822
Shares issued and outstanding	1,125,000	375,000	825,000	825,000	1,550,000
Net asset value per share	$24.71	$24.82	$24.94	$23.79	$24.70
Cost:
Investments, at cost	$34,251,064	$11,245,163	$25,070,138	$25,984,072	$45,785,797
Proceeds:
Written options premium	$6,647,195	$1,895,980	$4,533,726	$6,249,992	$7,653,119

The accompanying notes are an integral part of these financial statements.

274

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Innovator Premium Income 30 Barrier ETF - January	Innovator Premium Income 30 Barrier ETF - July	Innovator Premium Income 30 Barrier ETF - October	Innovator Premium Income 40 Barrier ETF - April	Innovator Premium Income 40 Barrier ETF - January
ASSETS:
Investments, at value	$22,841,681	$27,668,184	$27,283,974	$20,608,958	$5,032,114
Cash - interest bearing deposit account	61,898	12,531	17,040	15,972	15,166
Deposit at broker for other investments	200	200	200	200	200
Interest receivable	268	73	220	82	64
Total assets	22,904,047	27,680,988	27,301,434	20,625,212	5,047,544
LIABILITIES:
Written option contracts, at value	586,241	3,970,099	5,857,933	1,492,641	92,607
Payable to adviser	14,899	15,860	13,639	12,778	3,307
Total liabilities	601,140	3,985,959	5,871,572	1,505,419	95,914
NET ASSETS	$22,302,907	$23,695,029	$21,429,862	$19,119,793	$4,951,630
NET ASSETS CONSISTS OF:
Paid-in capital	$22,298,687	$23,553,813	$21,487,246	$19,091,034	$4,951,091
Total distributable earnings/ (accumulated losses)	4,220	141,216	(57,384)	28,759	539
Total net assets	$22,302,907	$23,695,029	$21,429,862	$19,119,793	$4,951,630
Net assets	$22,302,907	$23,695,029	$21,429,862	$19,119,793	$4,951,630
Shares issued and outstanding	900,000	950,000	900,000	775,000	200,000
Net asset value per share	$24.78	$24.94	$23.81	$24.67	$24.76
Cost:
Investments, at cost	$25,991,771	$27,794,315	$27,091,519	$21,891,040	$5,578,113
Proceeds:
Written options premium	$3,458,447	$4,193,497	$5,553,560	$2,821,589	$436,823

The accompanying notes are an integral part of these financial statements.

275

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Innovator Premium Income 40 Barrier ETF - July	Innovator Premium Income 40 Barrier ETF - October	Innovator Premium Income 9 Buffer ETF - April	Innovator Premium Income 9 Buffer ETF - January	Innovator Premium Income 9 Buffer ETF - July
ASSETS:
Investments, at value	$9,171,627	$15,072,599	$1,893,050	$9,844,064	$1,212,409
Cash - interest bearing deposit account	4,427	10,703	13,230	74,679	7,847
Deposit at broker for other investments	200	245	—	200	200
Interest receivable	25	103	14	92	9
Total assets	9,176,279	15,083,650	1,906,294	9,919,035	1,220,465
LIABILITIES:
Written option contracts, at value	1,066,863	2,580,916	19,239	23,569	22,308
Payable to adviser	5,421	7,968	1,261	6,606	1,021
Distributions payable	—	—	10,014	53,774	6,296
Total liabilities	1,072,284	2,588,884	30,514	83,949	29,625
NET ASSETS	$8,103,995	$12,494,766	$1,875,780	$9,835,086	$1,190,840
NET ASSETS CONSISTS OF:
Paid-in capital	$8,072,573	$12,528,526	$1,850,518	$9,631,403	$1,181,490
Total distributable earnings/(accumulated losses)	31,422	(33,760)	25,262	203,683	9,350
Total net assets	$8,103,995	$12,494,766	$1,875,780	$9,835,086	$1,190,840
Net assets	$8,103,995	$12,494,766	$1,875,780	$9,835,086	$1,190,840
Shares issued and outstanding	325,000	525,000	75,000	400,000	50,000
Net asset value per share	$24.94	$23.80	$25.01	$24.59	$23.82
Cost:
Investments, at cost	$9,305,635	$15,037,308	$1,889,567	$9,843,128	$1,207,120
Proceeds:
Written options premium	$1,222,501	$2,475,418	$41,019	$226,401	$26,369

The accompanying notes are an integral part of these financial statements.

276

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Innovator Premium Income 9 Buffer ETF - October	Innovator U.S. Equity 10 Buffer ETF - Quarterly	Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly	Innovator U.S. Equity Accelerated 9 Buffer ETF - April	Innovator U.S. Equity Accelerated 9 Buffer ETF - January
ASSETS:
Investments, at value	$15,837,884	$260,203,366	$102,980,945	$99,045,519	$109,687,723
Cash - interest bearing deposit account	91,398	336,470	124,647	227,478	235,178
Deposit at broker for other investments	200	199	200	200	199
Interest receivable	331	1,171	485	906	909
Receivable for investments sold	—	22,585	10,967	—	—
Receivable for fund shares sold	—	1,461,295	1,574,085	—	—
Receivable for transaction fee	—	731	787	—	—
Total assets	15,929,813	262,025,817	104,692,116	99,274,103	109,924,009
LIABILITIES:
Written option contracts, at value	471,990	3,910,276	712,615	12,519,230	23,249,418
Distributions payable	78,085	—	—	—	—
Payable to adviser	10,305	145,488	57,030	58,734	59,072
Payable for investments purchased	—	1,512,272	1,606,536	—	—
Total liabilities	560,380	5,568,036	2,376,181	12,577,964	23,308,490
NET ASSETS	$15,369,433	$256,457,781	$102,315,935	$86,696,139	$86,615,519
NET ASSETS CONSISTS OF:
Paid-in capital	$15,426,361	$264,035,539	$104,999,734	$86,647,230	$87,295,133
Total distributable earnings/ (accumulated losses)	(56,928)	(7,577,758)	(2,683,799)	48,909	(679,614)
Total net assets	$15,369,433	$256,457,781	$102,315,935	$86,696,139	$86,615,519
Net assets	$15,369,433	$256,457,781	$102,315,935	$86,696,139	$86,615,519
Shares issued and outstanding	650,000	8,775,000	3,250,000	2,600,000	3,050,000
Net asset value per share	$23.65	$29.23	$31.48	$33.34	$28.40
Cost:
Investments, at cost	$15,882,002	$261,703,635	$104,035,094	$90,419,901	$87,314,262
Proceeds:
Written options premium	$459,208	$5,684,998	$1,149,218	$9,142,725	$8,865,505

The accompanying notes are an integral part of these financial statements.

277

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Innovator U.S. Equity Accelerated 9 Buffer ETF - July	Innovator U.S. Equity Accelerated 9 Buffer ETF - October	Innovator U.S. Equity Accelerated ETF - April	Innovator U.S. Equity Accelerated ETF - January	Innovator U.S. Equity Accelerated ETF - July
ASSETS:
Investments, at value	$170,168,781	$74,235,393	$8,514,084	$11,965,398	$11,963,922
Cash - interest bearing deposit account	434,973	205,764	27,174	10,992	17,379
Deposit at broker for other investments	199	200	200	200	200
Interest receivable	1,607	753	117	49	81
Total assets	170,605,560	74,442,110	8,541,575	11,976,639	11,981,582
LIABILITIES:
Written option contracts, at value	20,112,648	7,837,763	792,282	2,169,057	998,200
Payable to adviser	101,351	44,645	5,211	6,794	7,406
Total liabilities	20,213,999	7,882,408	797,493	2,175,851	1,005,606
NET ASSETS	$150,391,561	$66,559,702	$7,744,082	$9,800,788	$10,975,976
NET ASSETS CONSISTS OF:
Paid-in capital	$148,514,533	$80,300,456	$8,152,069	$9,054,957	$10,688,755
Total distributable earnings	1,877,028	(13,740,754)	(407,987)	745,831	287,221
Total net assets	$150,391,561	$66,559,702	$7,744,082	$9,800,788	$10,975,976
Net assets	$150,391,561	$66,559,702	$7,744,082	$9,800,788	$10,975,976
Shares issued and outstanding	4,500,000	2,250,000	225,000	350,000	325,000
Net asset value per share	$33.42	$29.58	$34.42	$28.00	$33.77
Cost:
Investments, at cost	$164,117,821	$74,999,464	$7,555,215	$9,626,967	$11,210,752
Proceeds:
Written options premium	$18,144,009	$8,378,544	$509,512	$790,134	$751,537

The accompanying notes are an integral part of these financial statements.

278

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Innovator U.S. Equity Accelerated ETF - October	Innovator U.S. Equity Accelerated ETF - Quarterly	Innovator U.S. Equity Accelerated Plus ETF - April	Innovator U.S. Equity Accelerated Plus ETF - January	Innovator U.S. Equity Accelerated Plus ETF - July
ASSETS:
Investments, at value	$5,491,574	$52,441,174	$13,323,240	$24,150,042	$13,660,274
Cash - interest bearing deposit account	15,283	56,325	32,531	32,530	23,484
Deposit at broker for other investments	200	200	200	200	200
Interest receivable	74	230	142	108	215
Total assets	5,507,131	52,497,929	13,356,113	24,182,880	13,684,173
LIABILITIES:
Written option contracts, at value	347,267	987,214	2,423,624	7,097,102	2,206,145
Payable to adviser	3,969	36,716	7,343	11,925	8,247
Total liabilities	351,236	1,023,930	2,430,967	7,109,027	2,214,392
NET ASSETS	$5,155,895	$51,473,999	$10,925,146	$17,073,853	$11,469,781
NET ASSETS CONSISTS OF:
Paid-in capital	$11,232,153	$51,707,941	$11,555,777	$19,184,337	$13,263,835
Total distributable earnings/(accumulated losses)	(6,076,258)	(233,942)	(630,631)	(2,110,484)	(1,794,054)
Total net assets	$5,155,895	$51,473,999	$10,925,146	$17,073,853	$11,469,781
Net assets	$5,155,895	$51,473,999	$10,925,146	$17,073,853	$11,469,781
Shares issued and outstanding	175,000	1,475,000	325,000	625,000	350,000
Net asset value per share	$29.46	$34.90	$33.62	$27.32	$32.77
Cost:
Investments, at cost	$5,551,163	$53,347,250	$11,768,310	$19,633,173	$12,712,219
Proceeds:
Written options premium	$383,209	$1,659,349	$1,531,296	$2,402,216	$1,656,144

The accompanying notes are an integral part of these financial statements.

279

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Innovator U.S. Equity Accelerated Plus ETF - October	Innovator U.S. Equity Buffer ETF - April	Innovator U.S. Equity Buffer ETF - August	Innovator U.S. Equity Buffer ETF - December	Innovator U.S. Equity Buffer ETF - February
ASSETS:
Investments, at value	$16,316,068	$265,533,263	$186,754,843	$133,299,461	$137,525,052
Cash - interest bearing deposit account	60,403	805,220	532,942	338,846	373,178
Deposit at broker for other investments	200	83	199	199	140
Interest receivable	229	3,115	2,166	1,418	1,474
Total assets	16,376,900	266,341,681	187,290,150	133,639,924	137,899,844
LIABILITIES:
Written option contracts, at value	2,065,339	5,090,539	6,350,652	8,049,410	6,643,372
Payable to adviser	9,493	186,661	122,774	86,834	88,569
Total liabilities	2,074,832	5,277,200	6,473,426	8,136,244	6,731,941
NET ASSETS	$14,302,068	$261,064,481	$180,816,724	$125,503,680	$131,167,903
NET ASSETS CONSISTS OF:
Paid-in capital	$16,664,025	$268,665,098	$193,215,333	$112,349,518	$123,477,018
Total distributable earnings	(2,361,957)	(7,600,617)	(12,398,609)	13,154,162	7,690,885
Total net assets	$14,302,068	$261,064,481	$180,816,724	$125,503,680	$131,167,903
Net assets	$14,302,068	$261,064,481	$180,816,724	$125,503,680	$131,167,903
Shares issued and outstanding	500,000	6,050,000	4,250,000	2,900,000	3,125,000
Net asset value per share	$28.60	$43.15	$42.55	$43.28	$41.97
Cost:
Investments, at cost	$16,574,029	$248,980,419	$181,895,688	$111,161,337	$123,630,988
Proceeds:
Written options premium	$2,247,131	$7,842,443	$6,425,082	$3,439,288	$3,584,682

The accompanying notes are an integral part of these financial statements.

280

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Innovator U.S. Equity Buffer ETF - January	Innovator U.S. Equity Buffer ETF - July	Innovator U.S. Equity Buffer ETF - June	Innovator U.S. Equity Buffer ETF - March	Innovator U.S. Equity Buffer ETF - May
ASSETS:
Investments, at value	$263,907,778	$266,661,208	$155,594,575	$177,448,176	$136,018,471
Cash - interest bearing deposit account	709,238	800,589	497,510	520,061	369,714
Deposit at broker for other investments	140	199	200	152	116
Interest receivable	2,722	3,184	1,837	1,975	1,519
Receivable for investments sold	—	—	—	3,418,913	—
Receivable for transaction fee	—	—	—	561	—
Total assets	264,619,878	267,465,180	156,094,122	181,389,838	136,389,820
LIABILITIES:
Written option contracts, at value	11,329,554	7,521,565	5,054,915	3,873,816	5,420,967
Payable to adviser	168,814	177,337	101,756	119,646	89,472
Payable for investments purchased	—	—	—	74,736	—
Payable for capital shares redeemed	—	—	—	3,366,862	—
Total liabilities	11,498,368	7,698,902	5,156,671	7,435,060	5,510,439
NET ASSETS	$253,121,510	$259,766,278	$150,937,451	$173,954,778	$130,879,381
NET ASSETS CONSISTS OF:
Paid-in capital	$ 243,506,747	$ 261,774,294	$145,565,910	$161,590,259	$125,698,632
Total distributable earnings	9,614,763	(2,008,016)	5,371,541	12,364,519	5,180,749
Total net assets	$253,121,510	$259,766,278	$150,937,451	$173,954,778	$130,879,381
Net assets	$253,121,510	$259,766,278	$150,937,451	$173,954,778	$130,879,381
Shares issued and outstanding	5,425,000	5,975,000	3,725,000	3,875,000	3,325,000
Net asset value per share	$46.66	$43.48	$40.52	$44.89	$39.36
Cost:
Investments, at cost	$228,570,212	$256,739,884	$146,848,093	$163,055,619	$122,786,185
Proceeds:
Written options premium	$7,356,514	$8,022,869	$4,747,380	$4,952,831	$4,162,350

The accompanying notes are an integral part of these financial statements.

281

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Innovator U.S. Equity Buffer ETF - November	Innovator U.S. Equity Buffer ETF - October	Innovator U.S. Equity Buffer ETF - September	Innovator U.S. Equity Power Buffer ETF - April	Innovator U.S. Equity Power Buffer ETF - August
ASSETS:
Investments, at value	$103,760,820	$242,290,616	$209,546,734	$806,742,825	$882,658,317
Cash - interest bearing deposit account	247,812	715,646	625,068	2,288,125	2,553,704
Deposit at broker for other investments	199	198	200	—	198
Interest receivable	1,047	2,590	2,479	9,294	10,026
Receivable for investments sold	115,573,239	—	—	57,148	—
Receivable for fund shares sold	957,632	—	—	—	—
Receivable for transaction fee	479	—	—	—	—
Total assets	220,541,228	243,009,050	210,174,481	809,097,392	885,222,245
LIABILITIES:
Written option contracts, at value	4,442,505	9,817,444	7,839,665	22,245,240	32,700,182
Payable for investments purchased	116,454,466	—	—	1,581	—
Payable to adviser	68,802	139,930	136,788	559,005	575,485
Due to broker	—	—	—	780	—
Total liabilities	120,965,773	9,957,374	7,976,453	22,806,606	33,275,667
NET ASSETS	$99,575,455	$233,051,676	$202,198,028	$786,290,786	$851,946,578
NET ASSETS CONSISTS OF:
Paid-in capital	$129,156,555	$269,650,542	$209,859,443	$848,423,127	$877,920,028
Total distributable earnings	(29,581,100)	(36,598,866)	(7,661,415)	(62,132,341)	(25,973,450)
Total net assets	$99,575,455	$233,051,676	$202,198,028	$786,290,786	$851,946,578
Net assets	$99,575,455	$233,051,676	$202,198,028	$786,290,786	$851,946,578
Shares issued and outstanding	2,600,000	5,525,000	4,825,000	21,925,000	22,575,000
Net asset value per share	$38.30	$42.18	$41.91	$35.86	$37.74
Cost:
Investments, at cost	$103,770,168	$243,543,981	$207,166,167	$757,766,197	$856,985,887
Proceeds:
Written options premium	$4,433,034	$9,993,967	$7,733,924	$23,756,445	$30,372,688

The accompanying notes are an integral part of these financial statements.

282

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Innovator U.S. Equity Power Buffer ETF - December	Innovator U.S. Equity Power Buffer ETF - February	Innovator U.S. Equity Power Buffer ETF - January	Innovator U.S. Equity Power Buffer ETF - July	Innovator U.S. Equity Power Buffer ETF - June
ASSETS:
Investments, at value	$811,648,320	$691,828,442	$1,054,876,706	$1,000,731,599	$638,980,540
Cash - interest bearing deposit account	2,083,128	1,863,481	2,848,015	2,893,148	1,874,303
Deposit at broker for other investments	198	20	—	198	199
Interest receivable	8,171	7,261	11,196	11,515	7,413
Receivable for investments sold	2,146,606	1,925,836	—	3,179,115	2,875,576
Receivable for transaction fee	—	—	—	1,510	460
Total assets	815,886,423	695,625,040	1,057,735,917	1,006,817,085	643,738,491
LIABILITIES:
Written option contracts, at value	75,475,104	48,681,706	70,181,000	31,869,551	26,197,380
Payable for capital shares redeemed	1,926,335	1,805,505	—	3,019,163	2,758,590
Payable to adviser	499,082	437,442	672,423	662,857	418,759
Payable for investments purchased	199,624	135,515	—	101,546	117,995
Due to broker	—	—	394	—	—
Total liabilities	78,100,145	51,060,168	70,853,817	35,653,117	29,492,724
NET ASSETS	$737,786,278	$644,564,872	$986,882,100	$971,163,968	$614,245,767
NET ASSETS CONSISTS OF:
Paid-in capital	$689,325,353	$615,994,611	$948,063,098	$998,743,057	$587,821,769
Total distributable earnings	48,460,925	28,570,261	38,819,002	(27,579,089)	26,423,998
Total net assets	$737,786,278	$644,564,872	$986,882,100	$971,163,968	$614,245,767
Net assets	$737,786,278	$644,564,872	$986,882,100	$971,163,968	$614,245,767
Shares issued and outstanding	19,150,000	17,850,000	23,825,000	24,125,000	16,700,000
Net asset value per share	$38.53	$36.11	$41.42	$40.26	$36.78
Cost:
Investments, at cost	$674,375,952	$612,670,673	$908,963,103	$965,201,049	$601,865,642
Proceeds:
Written options premium	$21,666,321	$19,973,996	$28,522,889	$29,994,442	$18,962,569

The accompanying notes are an integral part of these financial statements.

283

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Innovator U.S. Equity Power Buffer ETF - March	Innovator U.S. Equity Power Buffer ETF - May	Innovator U.S. Equity Power Buffer ETF - November	Innovator U.S. Equity Power Buffer ETF - October	Innovator U.S. Equity Power Buffer ETF - September
ASSETS:
Investments, at value	$578,017,056	$595,396,577	$697,966,752	$880,116,705	$924,567,449
Cash - interest bearing deposit account	1,618,549	1,644,447	1,618,056	2,613,433	2,764,131
Deposit at broker for other investments	638	—	197	198	198
Interest receivable	6,209	6,401	6,855	9,038	10,731
Receivable for investments sold	—	—	813,764,272	199,919	—
Receivable for fund shares sold	—	—	12,985,315	4,842,113	—
Receivable for transaction fee	—	—	12,058	2,421	—
Total assets	579,642,452	597,047,425	1,526,353,505	887,783,827	927,342,509
LIABILITIES:
Written option contracts, at value	22,083,129	34,105,093	29,905,568	34,845,150	35,510,125
Payable to adviser	377,807	378,223	447,076	505,861	604,272
Interest payable	—	—	—	1	—
Payable for investments purchased	—	—	815,313,425	5,061,642	—
Payable for capital shares redeemed	—	—	11,130,270	—	—
Due to broker	—	93	—	—	—
Total liabilities	22,460,936	34,483,409	856,796,339	40,412,654	36,114,397
NET ASSETS	$557,181,516	$562,564,016	$669,557,166	$847,371,173	$891,228,112
NET ASSETS CONSISTS OF:
Paid-in capital	$541,912,182	$535,249,659	$888,392,652	$978,278,597	$953,959,455
Total distributable earnings	15,269,334	27,314,357	(218,835,486)	(130,907,424)	(62,731,343)
Total net assets	$557,181,516	$562,564,016	$669,557,166	$847,371,173	$891,228,112
Net assets	$557,181,516	$562,564,016	$669,557,166	$847,371,173	$891,228,112
Shares issued and outstanding	14,200,000	15,975,000	18,050,000	21,875,000	23,250,000
Net asset value per share	$39.24	$35.22	$37.09	$38.74	$38.33
Cost:
Investments, at cost	$529,749,959	$539,955,838	$698,029,265	$885,420,717	$912,198,007
Proceeds:
Written options premium	$16,800,187	$18,220,037	$29,842,224	$36,471,792	$33,278,160

The accompanying notes are an integral part of these financial statements.

284

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - April	Innovator U.S. Equity Ultra Buffer ETF - August	Innovator U.S. Equity Ultra Buffer ETF - December	Innovator U.S. Equity Ultra Buffer ETF - February	Innovator U.S. Equity Ultra Buffer ETF - January
ASSETS:
Investments, at value	$149,677,800	$238,271,932	$78,392,394	$60,139,013	$171,722,941
Cash	—	—	—	—	52,801
Cash - interest bearing deposit account	459,489	688,975	206,365	149,285	420,277
Deposit at broker for other investments	113	199	200	176	164
Interest receivable	1,862	2,727	760	647	1,751
Total assets	150,139,264	238,963,833	78,599,719	60,289,121	172,197,934
LIABILITIES:
Written option contracts, at value	3,133,784	6,097,884	7,248,740	3,946,929	11,660,289
Payable to adviser	109,433	158,474	47,622	38,472	109,370
Total liabilities	3,243,217	6,256,358	7,296,362	3,985,401	11,769,659
NET ASSETS	$146,896,047	$232,707,475	$71,303,357	$56,303,720	$160,428,275
NET ASSETS CONSISTS OF:
Paid-in capital	$156,299,614	$246,794,495	$70,470,152	$56,930,174	$177,826,596
Total distributable earnings/ (accumulated losses)	(9,403,567)	(14,087,020)	833,205	(626,454)	(17,398,321)
Total net assets	$146,896,047	$232,707,475	$71,303,357	$56,303,720	$160,428,275
Net assets	$146,896,047	$232,707,475	$71,303,357	$56,303,720	$160,428,275
Shares issued and outstanding	4,875,000	6,675,000	2,025,000	1,725,000	4,200,000
Net asset value per share	$30.13	$34.86	$35.21	$32.64	$38.20
Cost:
Investments, at cost	$139,293,147	$229,679,474	$64,977,934	$53,681,811	$147,183,835
Proceeds:
Written options premium	$2,426,936	$4,958,089	$1,306,534	$1,037,423	$2,795,435

The accompanying notes are an integral part of these financial statements.

285

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - July	Innovator U.S. Equity Ultra Buffer ETF - June	Innovator U.S. Equity Ultra Buffer ETF - March	Innovator U.S. Equity Ultra Buffer ETF - May	Innovator U.S. Equity Ultra Buffer ETF - November
ASSETS:
Investments, at value	$147,218,031	$93,856,901	$84,426,433	$55,310,049	$40,250,133
Cash - interest bearing deposit account	429,933	257,140	237,674	169,068	98,297
Deposit at broker for other investments	199	199	189	176	200
Interest receivable	1,707	1,099	1,093	593	454
Receivable for fund shares sold	1,688,940	—	—	—	—
Receivable for investments sold	36,680	—	—	—	47,309,298
Receivable for transaction fee	844	—	—	—	—
Total assets	149,376,334	94,115,339	84,665,389	55,479,886	87,658,382
LIABILITIES:
Written option contracts, at value	3,157,188	2,968,358	2,690,295	2,704,570	1,252,251
Payable for investments purchased	1,717,989	—	—	—	47,257,531
Payable to adviser	96,324	62,085	64,151	35,405	26,967
Total liabilities	4,971,501	3,030,443	2,754,446	2,739,975	48,536,749
NET ASSETS	$144,404,833	$91,084,896	$81,910,943	$52,739,911	$39,121,633
NET ASSETS CONSISTS OF:
Paid-in capital	$143,681,437	$89,075,993	$80,317,438	$51,835,456	$51,745,809
Total distributable earnings	723,396	2,008,903	1,593,505	904,455	(12,624,176)
Total net assets	$144,404,833	$91,084,896	$81,910,943	$52,739,911	$39,121,633
Net assets	$144,404,833	$91,084,896	$81,910,943	$52,739,911	$39,121,633
Shares issued and outstanding	4,275,000	2,750,000	2,350,000	1,600,000	1,150,000
Net asset value per share	$33.78	$33.12	$34.86	$32.96	$34.02
Cost:
Investments, at cost	$142,057,142	$88,131,544	$77,248,419	$50,137,159	$40,253,803
Proceeds:
Written options premium	$2,905,995	$2,019,693	$1,514,190	$1,082,923	$1,248,546

The accompanying notes are an integral part of these financial statements.

286

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - October	Innovator U.S. Equity Ultra Buffer ETF - September	Innovator U.S. Small Cap 10 Buffer ETF - Quarterly	Innovator U.S. Small Cap Power Buffer ETF - April	Innovator U.S. Small Cap Power Buffer ETF - August
ASSETS:
Investments, at value	$166,113,618	$167,189,208	$118,612,056	$184,138,910	$71,324,286
Cash - interest bearing deposit account	467,563	543,194	125,005	544,584	211,523
Deposit at broker for other investments	200	200	200	199	199
Interest receivable	1,536	2,067	82	2,146	573
Receivable for fund shares sold	3,466,450	1,727,895	—	—	—
Receivable for investments sold	94,773	45,320	—	—	22,989
Receivable for transaction fee	1,733	864	—	—	—
Total assets	170,145,873	169,508,748	118,737,343	184,685,839	71,559,570
LIABILITIES:
Written option contracts, at value	4,457,181	4,378,208	3,129,849	4,594,679	2,739,066
Payable for investments purchased	3,544,545	1,736,889	—	—	886
Payable to adviser	86,334	107,155	9,780	122,641	29,111
Total liabilities	8,088,060	6,222,252	3,139,629	4,717,320	2,769,063
NET ASSETS	$162,057,813	$163,286,496	$115,597,714	$179,968,519	$68,790,507
NET ASSETS CONSISTS OF:
Paid-in capital	$178,059,214	$172,696,680	$116,362,865	$178,943,401	$69,358,946
Total distributable earnings/ (accumulated losses)	(16,001,401)	(9,410,184)	(765,151)	1,025,118	(568,439)
Total net assets	$162,057,813	$163,286,496	$115,597,714	$179,968,519	$68,790,507
Net assets	$162,057,813	$163,286,496	$115,597,714	$179,968,519	$68,790,507
Shares issued and outstanding	4,675,000	4,725,000	4,425,000	5,575,000	2,775,000
Net asset value per share	$34.66	$34.56	$26.12	$32.28	$24.79
Cost:
Investments, at cost	$167,258,185	$165,174,770	$119,189,329	$183,584,335	$72,047,511
Proceeds:
Written options premium	$4,922,181	$4,044,294	$3,178,771	$8,097,772	$2,981,607

The accompanying notes are an integral part of these financial statements.

287

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - January	Innovator U.S. Small Cap Power Buffer ETF - July	Innovator U.S. Small Cap Power Buffer ETF - June	Innovator U.S. Small Cap Power Buffer ETF - November	Innovator U.S. Small Cap Power Buffer ETF - October
ASSETS:
Investments, at value	$405,686,220	$162,589,494	$11,007,629	$1,325,068	$156,065,391
Cash - interest bearing deposit account	1,160,979	432,270	46,019	—	415,839
Deposit at broker for other investments	198	199	385	—	199
Interest receivable	4,541	1,659	121	—	1,296
Receivable for investments sold	21,786	—	—	74,983	22,903
Receivable for fund shares sold	—	—	—	1,253,500	—
Total assets	406,873,724	163,023,622	11,054,154	2,653,551	156,505,628
LIABILITIES:
Written option contracts, at value	5,324,748	8,112,808	463,777	75,168	8,216,478
Payable to adviser	276,614	103,082	7,372	—	78,855
Payable for investments purchased	289	—	—	1,325,251	1,209
Total liabilities	5,601,651	8,215,890	471,149	1,400,419	8,296,542
NET ASSETS	$401,272,073	$154,807,732	$10,583,005	$1,253,132	$148,209,086
NET ASSETS CONSISTS OF:
Paid-in capital	$385,459,308	$156,340,450	$10,132,371	$1,253,500	$160,483,127
Total distributable earnings/ (accumulated losses)	15,812,765	(1,532,718)	450,634	(368)	(12,274,041)
Total net assets	$401,272,073	$154,807,732	$10,583,005	$1,253,132	$148,209,086
Net assets	$401,272,073	$154,807,732	$10,583,005	$1,253,132	$148,209,086
Shares issued and outstanding	10,900,000	5,350,000	400,000	50,000	4,925,000
Net asset value per share	$36.81	$28.94	$26.46	$25.06	$30.09
Cost:
Investments, at cost	$390,938,020	$154,843,202	$10,489,879	$1,325,251	$157,731,223
Proceeds:
Written options premium	$17,411,552	$7,075,568	$429,837	$74,983	$8,792,236

The accompanying notes are an integral part of these financial statements.

288

INNOVATOR ETFs TRUST
Statements of Assets and Liabilities
October 31, 2024(Continued)

Innovator U.S. Small Cap Power Buffer ETF - September
ASSETS:
Investments, at value	$19,898,553
Cash - interest bearing deposit account	64,515
Deposit at broker for other investments	200
Interest receivable	269
Total assets	19,963,537
LIABILITIES:
Written option contracts, at value	963,078
Payable to adviser	12,747
Total liabilities	975,825
NET ASSETS	$18,987,712
NET ASSETS CONSISTS OF:
Paid-in capital	$18,860,812
Total distributable earnings	126,900
Total net assets	$18,987,712
Net assets	$18,987,712
Shares issued and outstanding	750,000
Net asset value per share	$25.32
Cost:
Investments, at cost	$19,852,162
Proceeds:
Written options premium	$1,062,846

The accompanying notes are an integral part of these financial statements.

289

INNOVATOR ETFs TRUST
Statements of Operations
For the Year or Period Ended October 31, 2024

	Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	Innovator Defined Wealth Shield ETF	Innovator Emerging Markets 10 Buffer ETF - Quarterly(a)	Innovator Emerging Markets Power Buffer ETF - April
INVESTMENT INCOME:
Interest income	$1,948	$7,435	$53,084	$54	$6,134
Total investment income	1,948	7,435	53,084	54	6,134
EXPENSES:
Investment advisory fee	390,417	465,741	4,530,105	12,936	641,419
Total expenses	390,417	465,741	4,530,105	12,936	641,419
Net investment loss	(388,469)	(458,306)	(4,477,021)	(12,882)	(635,285)
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	(715,469)	(2,573,149)	71,824,194	52,358	(2,612,468)
In-kind redemptions	6,536,188	291,298	71,651,619	173,001	5,226,929
Written option contracts expired or closed	(511,908)	1,113,950	(74,836,218)	(84,512)	875,651
Net realized gain/(loss)	5,308,811	(1,167,901)	68,639,595	140,847	3,490,112
Net change in unrealized appreciation/ (depreciation) on:
Investments	(2,084,066)	4,583,152	1,558,706	(332,638)	6,294,663
Written option contracts	384,510	6,307,963	385,959	143,944	(813,519)
Net change in unrealized appreciation/ (depreciation)	(1,699,556)	10,891,115	1,944,665	(188,694)	5,481,144
Net realized and unrealized gain/(loss)	3,609,255	9,723,214	70,584,260	(47,847)	8,971,256
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,220,786	$9,264,908	$66,107,239	$(60,729)	$8,335,971

(a)	Inception date of the Fund was June 28, 2024.
The accompanying notes are an integral part of these financial statements.

290

INNOVATOR ETFs TRUST
Statements of Operations
For the Year or Period Ended October 31, 2024(Continued)

	Innovator Emerging Markets Power Buffer ETF - January	Innovator Emerging Markets Power Buffer ETF - July	Innovator Emerging Markets Power Buffer ETF - October	Innovator Equity Defined Protection ETF - 1 Yr August(a)	Innovator Equity Defined Protection ETF - 1 Yr July(b)
INVESTMENT INCOME:
Interest income	$17,324	$8,315	$3,836	$2,793	$5,770
Total investment income	17,324	8,315	3,836	2,793	5,770
EXPENSES:
Investment advisory fee	1,655,179	844,615	364,742	138,912	290,403
Total expenses	1,655,179	844,615	364,742	138,912	290,403
Net investment loss	(1,637,855)	(836,300)	(360,906)	(136,119)	(284,633)
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	3,956,653	2,990,947	822,649	(36,918)	(6,303)
In-kind redemptions	9,733,795	2,210,378	7,267,546	127,787	1,024,565
Written option contracts expired or closed	1,641,829	2,099,513	296,534	(7,936)	(3,409)
Net realized gain	15,332,277	7,300,838	8,386,729	82,933	1,014,853
Net change in unrealized appreciation/ (depreciation) on:
Investments	12,836,673	6,865,471	(466,574)	3,147,815	3,150,663
Written option contracts	(887,423)	(749,802)	(43,245)	(1,296,612)	(797,412)
Net change in unrealized appreciation/ (depreciation)	11,949,250	6,115,669	(509,819)	1,851,203	2,353,251
Net realized and unrealized gain	27,281,527	13,416,507	7,876,910	1,934,136	3,368,104
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 25,643,672	$ 12,580,207	$ 7,516,004	$1,798,017	$ 3,083,471

(a)	Inception date of the Fund was July 31, 2024.
(b)	Inception date of the Fund was June 28, 2024.
The accompanying notes are an integral part of these financial statements.

291

INNOVATOR ETFs TRUST
Statements of Operations
For the Year or Period Ended October 31, 2024(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr November(a)	Innovator Equity Defined Protection ETF - 1 Yr October(b)	Innovator Equity Defined Protection ETF - 1 Yr September(c)	Innovator Equity Defined Protection ETF - 2 Yr to April 2026(d)	Innovator Equity Defined Protection ETF - 2 Yr to January 2026(e)
INVESTMENT INCOME:
Interest income	$—	$556	$2,000	$7,808	$10,870
Total investment income	—	556	2,000	7,808	10,870
EXPENSES:
Investment advisory fee	—	32,995	119,538	295,632	435,510
Total expenses	—	32,995	119,538	295,632	435,510
Net investment loss	—	(32,439)	(117,538)	(287,824)	(424,640)
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain from:
Investments	—	—	(1,165)	3,427	(36,729)
In-kind redemptions	—	—	69,818	1,132,435	3,561,397
Written option contracts expired or closed	—	—	(1,314)	(131,408)	(68,212)
Net realized gain	—	—	67,339	1,004,454	3,456,456
Net change in unrealized appreciation/ (depreciation) on:
Investments	(106)	(367,778)	1,969,447	4,997,521	6,995,192
Written option contracts	(54)	295,927	(969,209)	(1,565,421)	(5,547,237)
Net change in unrealized appreciation/ (depreciation)	(160)	(71,851)	1,000,238	3,432,100	1,447,955
Net realized and unrealized gain/(loss)	(160)	(71,851)	1,067,577	4,436,554	4,904,411
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (160)	$ (104,290)	$950,039	$4,148,730	$4,479,771

(a)	Inception date of the Fund was October 31, 2024.
(b)	Inception date of the Fund was September 30, 2024.
(c)	Inception date of the Fund was August 30, 2024.
(d)	Inception date of the Fund was March 28, 2024.
(e)	Inception date of the Fund was December 29, 2023.
The accompanying notes are an integral part of these financial statements.

292

INNOVATOR ETFs TRUST
Statements of Operations
For the Year or Period Ended October 31, 2024(Continued)

	Innovator Equity Defined Protection ETF - 2 Yr to July 2025	Innovator Equity Defined Protection ETF - 2 Yr to July 2026(a)	Innovator Equity Defined Protection ETF - 2 Yr to October 2026(b)	Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct(b)	Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul(a)
INVESTMENT INCOME:
Interest income	$49,432	$4,070	$525	$457	$7,050
Total investment income	49,432	4,070	525	457	7,050
EXPENSES:
Investment advisory fee	1,791,805	152,283	25,760	36,113	399,818
Total expenses	1,791,805	152,283	25,760	36,113	399,818
Net investment loss	(1,742,373)	(148,213)	(25,235)	(35,656)	(392,768)
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	(379,733)	(514,561)	—	—	(38,884)
In-kind redemptions	18,576,734	432,444	35,856	—	1,584,261
Written option contracts expired or closed	(920,635)	(191,163)	—	—	(42,899)
Net realized gain/(loss)	17,276,366	(273,280)	35,856	—	1,502,478
Net change in unrealized appreciation/ (depreciation) on:
Investments	38,685,507	2,920,819	(337,948)	(259,696)	3,539,850
Written option contracts	(27,324,380)	(473,030)	94,958	367,527	(885,086)
Net change in unrealized appreciation/ (depreciation)	11,361,127	2,447,789	(242,990)	107,831	2,654,764
Net realized and unrealized gain/(loss)	28,637,493	2,174,509	(207,134)	107,831	4,157,242
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,895,120	$ 2,026,296	$ (232,369)	$72,175	$ 3,764,474

(a)	Inception date of the Fund was June 28, 2024.
(b)	Inception date of the Fund was September 30, 2024.
The accompanying notes are an integral part of these financial statements.

293

INNOVATOR ETFs TRUST
Statements of Operations
For the Year or Period Ended October 31, 2024(Continued)

	Innovator Growth Accelerated ETF - Quarterly	Innovator Growth Accelerated Plus ETF - April	Innovator Growth Accelerated Plus ETF - January	Innovator Growth Accelerated Plus ETF - July	Innovator Growth Accelerated Plus ETF - October
INVESTMENT INCOME:
Interest income	$2,201	$1,995	$3,613	$1,882	$1,377
Total investment income	2,201	1,995	3,613	1,882	1,377
EXPENSES:
Investment advisory fee	265,674	104,624	215,070	114,197	88,517
Total expenses	265,674	104,624	215,070	114,197	88,517
Net investment loss	(263,473)	(102,629)	(211,457)	(112,315)	(87,140)
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	13,963,617	4,624,254	13,267,498	4,313,719	1,444,143
In-kind redemptions	3,039,022	4,219,433	7,911,208	2,448,726	5,120,395
Written option contracts expired or closed	(7,163,690)	(5,998,311)	(19,913,955)	(3,665,676)	(4,181,207)
Net realized gain	9,838,949	2,845,376	1,264,751	3,096,769	2,383,331
Net change in unrealized appreciation/ (depreciation) on:
Investments	724,866	1,015,690	(1,150,182)	2,432,926	560,028
Written option contracts	(301,073)	(1,079,002)	4,323,921	(1,573,375)	(444,156)
Net change in unrealized appreciation/ (depreciation)	423,793	(63,312)	3,173,739	859,551	115,872
Net realized and unrealized gain	10,262,742	2,782,064	4,438,490	3,956,320	2,499,203
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,999,269	$2,679,435	$4,227,033	$3,844,005	$2,412,063

The accompanying notes are an integral part of these financial statements.

294

INNOVATOR ETFs TRUST
Statements of Operations
For the Year or Period Ended October 31, 2024(Continued)

	Innovator Growth-100 Power Buffer ETF - April	Innovator Growth-100 Power Buffer ETF - August(a)	Innovator Growth-100 Power Buffer ETF - January	Innovator Growth-100 Power Buffer ETF - July	Innovator Growth-100 Power Buffer ETF - June(b)
INVESTMENT INCOME:
Interest income	$29,566	$579	$31,321	$34,490	$2,130
Total investment income	29,566	579	31,321	34,490	2,130
EXPENSES:
Investment advisory fee	1,340,088	29,617	1,608,745	1,845,589	93,486
Total expenses	1,340,088	29,617	1,608,745	1,845,589	93,486
Net investment loss	(1,310,522)	(29,038)	(1,577,424)	(1,811,099)	(91,356)
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	(5,467,876)	(1,782)	29,323,758	(10,409,611)	3,964
In-kind redemptions	46,946,564	92,453	9,138,194	63,221,668	984,898
Written option contracts expired or closed	(17,000,074)	(823)	(16,192,866)	(15,015,625)	(27,354)
Net realized gain	24,478,614	89,848	22,269,086	37,796,432	961,508
Net change in unrealized appreciation on:
Investments	4,710,945	512,203	6,948,848	12,099,713	511,442
Written option contracts	(1,557,482)	83,232	505,470	(2,736,946)	(91,803)
Net change in unrealized appreciation	3,153,463	595,435	7,454,318	9,362,767	419,639
Net realized and unrealized gain	27,632,077	685,283	29,723,404	47,159,199	1,381,147
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,321,555	$ 656,245	$28,145,980	$45,348,100	$ 1,289,791

(a)	Inception date of the Fund was July 31, 2024.
(b)	Inception date of the Fund was May 31, 2024.
The accompanying notes are an integral part of these financial statements.

295

INNOVATOR ETFs TRUST
Statements of Operations
For the Year or Period Ended October 31, 2024(Continued)

	Innovator Growth-100 Power Buffer ETF - November(a)	Innovator Growth-100 Power Buffer ETF - October	Innovator Growth-100 Power Buffer ETF - September(b)	Innovator International Developed 10 Buffer ETF - Quarterly(c)	Innovator International Developed Power Buffer ETF - April
INVESTMENT INCOME:
Interest income	$—	$21,349	$834	$85	$27,350
Total investment income	—	21,349	834	85	27,350
EXPENSES:
Investment advisory fee	—	1,175,193	38,903	10,782	1,984,845
Total expenses	—	1,175,193	38,903	10,782	1,984,845
Net investment loss	—	(1,153,844)	(38,069)	(10,697)	(1,957,495)
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain from:
Investments	—	(4,587,345)	(39,389)	(8,505)	4,666,200
In-kind redemptions	—	44,554,958	120,242	165,469	17,716,456
Written option contracts expired or closed	—	(15,019,541)	(21,474)	(52,316)	2,197,031
Net realized gain	—	24,948,072	59,379	104,648	24,579,687
Net change in unrealized appreciation/ (depreciation) on:
Investments	(115)	2,736,133	740,785	(108,848)	12,503,936
Written option contracts	(118)	(1,078,261)	(33,174)	31,862	(2,542,684)
Net change in unrealized appreciation/ (depreciation)	(233)	1,657,872	707,611	(76,986)	9,961,252
Net realized and unrealized gain/(loss)	(233)	26,605,944	766,990	27,662	34,540,939
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (233)	$25,452,100	$ 728,921	$16,965	$32,583,444

(a)	Inception date of the Fund was October 31, 2024.
(b)	Inception date of the Fund was August 30, 2024.
(c)	Inception date of the Fund was June 28, 2024.
The accompanying notes are an integral part of these financial statements.

296

INNOVATOR ETFs TRUST
Statements of Operations
For the Year or Period Ended October 31, 2024(Continued)

	Innovator International Developed Power Buffer ETF - August(a)	Innovator International Developed Power Buffer ETF - December(b)	Innovator International Developed Power Buffer ETF - February(c)	Innovator International Developed Power Buffer ETF - January	Innovator International Developed Power Buffer ETF - July
INVESTMENT INCOME:
Interest income	$390	$1,370	$1,120	$22,095	$18,319
Total investment income	390	1,370	1,120	22,095	18,319
EXPENSES:
Investment advisory fee	28,711	99,764	78,878	1,593,860	1,456,010
Total expenses	28,711	99,764	78,878	1,593,860	1,456,010
Net investment loss	(28,321)	(98,394)	(77,758)	(1,571,765)	(1,437,691)
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	—	75,063	(1,030)	6,562,534	(196,575)
In-kind redemptions	56,327	295,186	323,087	4,629,982	15,501,730
Written option contracts expired or closed	—	(6,118)	9	3,510,222	1,449,602
Net realized gain	56,327	364,131	322,066	14,702,738	16,754,757
Net change in unrealized appreciation/ (depreciation) on:
Investments	(95,129)	596,080	152,830	11,253,403	7,395,638
Written option contracts	44,457	196,509	179,983	116,662	(407,535)
Net change in unrealized appreciation/ (depreciation)	(50,672)	792,589	332,813	11,370,065	6,988,103
Net realized and unrealized gain	5,655	1,156,720	654,879	26,072,803	23,742,860
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (22,666)	$ 1,058,326	$ 577,121	$ 24,501,038	$ 22,305,169

(a)	Inception date of the Fund was July 31, 2024.
(b)	Inception date of the Fund was November 30, 2023.
(c)	Inception date of the Fund was January 31, 2024.
The accompanying notes are an integral part of these financial statements.

297

INNOVATOR ETFs TRUST
Statements of Operations
For the Year or Period Ended October 31, 2024(Continued)

	Innovator International Developed Power Buffer ETF - June(a)	Innovator International Developed Power Buffer ETF - March(b)	Innovator International Developed Power Buffer ETF - May(c)	Innovator International Developed Power Buffer ETF - November	Innovator International Developed Power Buffer ETF - October
INVESTMENT INCOME:
Interest income	$1,233	$762	$489	$296	$11,875
Total investment income	1,233	762	489	296	11,875
EXPENSES:
Investment advisory fee	74,545	82,607	40,447	27,605	965,865
Total expenses	74,545	82,607	40,447	27,605	965,865
Net investment loss	(73,312)	(81,845)	(39,958)	(27,309)	(953,990)
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain from:
Investments	(1,750)	377	(1,327)	(227,962)	(3,195,613)
In-kind redemptions	120,766	330,912	141,901	671,855	24,415,180
Written option contracts expired or closed	—	33	(219)	46,414	(1,984,595)
Net realized gain	119,016	331,322	140,355	490,307	19,234,972
Net change in unrealized appreciation/ (depreciation) on:
Investments	(250,771)	15,295	19,085	(414)	(2,878,575)
Written option contracts	50,273	147,688	50,696	(417)	(647,956)
Net change in unrealized appreciation/ (depreciation)	(200,498)	162,983	69,781	(831)	(3,526,531)
Net realized and unrealized gain/(loss)	(81,482)	494,305	210,136	489,476	15,708,441
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(154,794)	$ 412,460	$ 170,178	$462,167	$ 14,754,451

(a)	Inception date of the Fund was May 31, 2024.
(b)	Inception date of the Fund was February 29, 2024.
(c)	Inception date of the Fund was April 30, 2024.
The accompanying notes are an integral part of these financial statements.

298

INNOVATOR ETFs TRUST
Statements of Operations
For the Year or Period Ended October 31, 2024(Continued)

	Innovator International Developed Power Buffer ETF - September	Innovator Nasdaq-100 10 Buffer ETF - Quarterly(a)	Innovator Premium Income 10 Barrier ETF - April	Innovator Premium Income 10 Barrier ETF - January(b)	Innovator Premium Income 10 Barrier ETF - July
INVESTMENT INCOME:
Interest income	$6,525	$534	$426,406	$185,736	$230,794
Total investment income	6,525	534	426,406	185,736	230,794
EXPENSES:
Investment advisory fee	404,598	53,771	67,634	29,772	35,281
Total expenses	404,598	53,771	67,634	29,772	35,281
Net investment income/(loss)	(398,073)	(53,237)	358,772	155,964	195,513
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	(1,780,824)	(256,655)	(2,158,786)	(1,966)	(952,786)
In-kind redemptions	8,979,116	478,507	209,805	190,839	255,104
Written option contracts expired or closed	12,071	4,082	1,965,173	9,378	1,076,839
Net realized gain	7,210,363	225,934	16,192	198,251	379,157
Net change in unrealized appreciation/ (depreciation) on:
Investments	(967,574)	(790,206)	318,814	(794,332)	(582,211)
Written option contracts	415,398	708,141	80,672	743,956	535,663
Net change in unrealized appreciation/ (depreciation)	(552,176)	(82,065)	399,486	(50,376)	(46,548)
Net realized and unrealized gain	6,658,187	143,869	415,678	147,875	332,609
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,260,114	$90,632	$774,450	$303,839	$528,122

(a)	Inception date of the Fund was June 28, 2024.
(b)	Inception date of the Fund was December 29, 2023.
The accompanying notes are an integral part of these financial statements.

299

INNOVATOR ETFs TRUST
Statements of Operations
For the Year or Period Ended October 31, 2024(Continued)

	Innovator Premium Income 10 Barrier ETF - October	Innovator Premium Income 15 Buffer ETF - April(a)	Innovator Premium Income 15 Buffer ETF - January(b)	Innovator Premium Income 15 Buffer ETF - July(c)	Innovator Premium Income 15 Buffer ETF - October
INVESTMENT INCOME:
Interest income	$248,774	$ 103,326	$ 498,055	$ 36,184	$ 869,704
Total investment income	248,774	103,326	498,055	36,184	869,704
EXPENSES:
Investment advisory fee	37,471	15,725	80,599	5,624	133,709
Total expenses	37,471	15,725	80,599	5,624	133,709
Net investment income	211,303	87,601	417,456	30,560	735,995
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	(1,123,351)	12	(23,351)	8	(5,148)
In-kind redemptions	—	—	132,870	—	265,051
Written option contracts expired or closed	1,313,145	—	9	—	682
Net realized gain	189,794	12	109,528	8	260,585
Net change in unrealized appreciation/ (depreciation) on:
Investments	(5,085)	7,182	875	7,980	(48,012)
Written option contracts	(3,815)	32,224	122,323	10,304	(16,034)
Net change in unrealized appreciation/ (depreciation)	(8,900)	39,406	123,198	18,284	(64,046)
Net realized and unrealized gain	180,894	39,418	232,726	18,292	196,539
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$392,197	$ 127,019	$ 650,182	$ 48,852	$ 932,534

(a)	Inception date of the Fund was March 28, 2024.
(b)	Inception date of the Fund was December 29, 2023.
(c)	Inception date of the Fund was June 28, 2024.
The accompanying notes are an integral part of these financial statements.

300

INNOVATOR ETFs TRUST
Statements of Operations
For the Year or Period Ended October 31, 2024(Continued)

	Innovator Premium Income 20 Barrier ETF - April	Innovator Premium Income 20 Barrier ETF - January(a)	Innovator Premium Income 20 Barrier ETF - July	Innovator Premium Income 20 Barrier ETF - October	Innovator Premium Income 30 Barrier ETF - April
INVESTMENT INCOME:
Interest income	$1,330,477	$366,694	$1,227,248	$989,197	$1,994,628
Total investment income	1,330,477	366,694	1,227,248	989,197	1,994,628
EXPENSES:
Investment advisory fee	213,856	58,532	184,709	149,333	323,319
Total expenses	213,856	58,532	184,709	149,333	323,319
Net investment income	1,116,621	308,162	1,042,539	839,864	1,671,309
REALIZED AND UNREALIZED GAIN
Net realized gain/(loss) from:
Investments	(8,612,213)	(36,659)	(5,625,125)	(4,662,616)	(12,074,423)
In-kind redemptions	610,374	121,656	340,418	508,682	877,352
Written option contracts expired or closed	7,858,252	169,500	5,966,603	4,689,425	10,938,642
Net realized gain/(loss)	(143,587)	254,497	681,896	535,491	(258,429)
Net change in unrealized appreciation/ (depreciation) on:
Investments	3,423,601	(1,670,184)	(605,740)	267,066	6,404,496
Written option contracts	(2,479,128)	1,614,855	938,063	(344,225)	(5,310,243)
Net change in unrealized appreciation/ (depreciation)	944,473	(55,329)	332,323	(77,159)	1,094,253
Net realized and unrealized gain	800,886	199,168	1,014,219	458,332	835,824
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,917,507	$507,330	$2,056,758	$1,298,196	$2,507,133

(a)	Inception date of the Fund was December 29, 2023.
The accompanying notes are an integral part of these financial statements.

301

INNOVATOR ETFs TRUST
Statements of Operations
For the Year or Period Ended October 31, 2024(Continued)

	Innovator Premium Income 30 Barrier ETF - January(a)	Innovator Premium Income 30 Barrier ETF - July	Innovator Premium Income 30 Barrier ETF - October	Innovator Premium Income 40 Barrier ETF - April	Innovator Premium Income 40 Barrier ETF - January(a)
INVESTMENT INCOME:
Interest income	$878,848	$1,328,301	$1,179,299	$1,098,843	$359,456
Total investment income	878,848	1,328,301	1,179,299	1,098,843	359,456
EXPENSES:
Investment advisory fee	141,293	200,586	177,501	182,284	56,640
Total expenses	141,293	200,586	177,501	182,284	56,640
Net investment income	737,555	1,127,715	1,001,798	916,559	302,816
REALIZED AND UNREALIZED GAIN
Net realized gain/(loss) from:
Investments	(84,458)	(5,238,568)	(4,766,513)	(6,374,419)	(597,510)
In-kind redemptions	137,829	174,464	965,248	236,219	—
Written option contracts expired or closed	503,299	5,368,543	4,236,133	5,083,985	874,899
Other investments	5,020	—	—	—	—
Net realized gain/(loss)	561,690	304,439	434,868	(1,054,215)	277,389
Net change in unrealized appreciation/ (depreciation) on:
Investments	(3,150,090)	676,915	388,303	4,699,538	(545,999)
Written option contracts	2,872,206	(337,453)	(472,076)	(3,322,174)	344,216
Net change in unrealized appreciation/ (depreciation)	(277,884)	339,462	(83,773)	1,377,364	(201,783)
Net realized and unrealized gain	283,806	643,901	351,095	323,149	75,606
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,021,361	$1,771,616	$1,352,893	$1,239,708	$378,422

(a)	Inception date of the Fund was December 29, 2023.
The accompanying notes are an integral part of these financial statements.

302

INNOVATOR ETFs TRUST
Statements of Operations
For the Year or Period Ended October 31, 2024(Continued)

	Innovator Premium Income 40 Barrier ETF - July	Innovator Premium Income 40 Barrier ETF - October	Innovator Premium Income 9 Buffer ETF - April(a)	Innovator Premium Income 9 Buffer ETF - January(b)	Innovator Premium Income 9 Buffer ETF - July(c)
INVESTMENT INCOME:
Interest income	$431,639	$609,308	$ 51,975	$ 364,493	$ 25,846
Total investment income	431,639	609,308	51,975	364,493	25,846
EXPENSES:
Investment advisory fee	65,706	92,933	7,884	58,895	3,972
Total expenses	65,706	92,933	7,884	58,895	3,972
Net investment income	365,933	516,375	44,091	305,598	21,874
REALIZED AND UNREALIZED GAIN
Net realized gain/(loss) from:
Investments	(1,199,797)	(1,627,830)	(2)	(85)	1,043
In-kind redemptions	(2,260)	568,768	—	—	6,304
Written option contracts expired or closed	1,313,672	1,178,197	—	—	—
Net realized gain/(loss)	111,615	119,135	(2)	(85)	7,347
Net change in unrealized appreciation/ (depreciation) on:
Investments	21,311	152,418	3,483	936	5,289
Written option contracts	(9,070)	(218,064)	21,780	202,832	4,061
Net change in unrealized appreciation/ (depreciation)	12,241	(65,646)	25,263	203,768	9,350
Net realized and unrealized gain	123,856	53,489	25,261	203,683	16,697
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$489,789	$569,864	$ 69,352	$ 509,281	$ 38,571

(a)	Inception date of the Fund was March 28, 2024.
(b)	Inception date of the Fund was December 29, 2023.
(c)	Inception date of the Fund was June 28, 2024.
The accompanying notes are an integral part of these financial statements.

303

INNOVATOR ETFs TRUST
Statements of Operations
For the Year or Period Ended October 31, 2024(Continued)

	Innovator Premium Income 9 Buffer ETF - October	Innovator U.S. Equity 10 Buffer ETF - Quarterly	Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly	Innovator U.S. Equity Accelerated 9 Buffer ETF - April	Innovator U.S. Equity Accelerated 9 Buffer ETF - January
INVESTMENT INCOME:
Interest income	$ 669,580	$8,409	$4,002	$10,797	$12,099
Total investment income	669,580	8,409	4,002	10,797	12,099
EXPENSES:
Investment advisory fee	103,567	811,891	398,567	643,826	709,973
Total expenses	103,567	811,891	398,567	643,826	709,973
Net investment income/(loss)	566,013	(803,482)	(394,565)	(633,029)	(697,874)
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	(251)	650,965	(435,596)	16,841,737	4,600,281
In-kind redemptions	258,575	21,424,729	14,865,567	11,136,364	14,595,958
Written option contracts expired or closed	967	(7,740,662)	(1,252,417)	(18,184,070)	(9,287,262)
Net realized gain	259,291	14,335,032	13,177,554	9,794,031	9,908,977
Net change in unrealized appreciation/ (depreciation) on:
Investments	(43,453)	(1,208,790)	(691,530)	12,191,688	23,547,585
Written option contracts	(10,199)	1,522,323	346,385	(8,913,550)	(20,548,496)
Net change in unrealized appreciation/ (depreciation)	(53,652)	313,533	(345,145)	3,278,138	2,999,089
Net realized and unrealized gain	205,639	14,648,565	12,832,409	13,072,169	12,908,066
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 771,652	$ 13,845,083	$ 12,437,844	$12,439,140	$12,210,192

The accompanying notes are an integral part of these financial statements.

304

INNOVATOR ETFs TRUST
Statements of Operations
For the Year or Period Ended October 31, 2024(Continued)

	Innovator U.S. Equity Accelerated 9 Buffer ETF - July	Innovator U.S. Equity Accelerated 9 Buffer ETF - October	Innovator U.S. Equity Accelerated ETF - April	Innovator U.S. Equity Accelerated ETF - January	Innovator U.S. Equity Accelerated ETF - July
INVESTMENT INCOME:
Interest income	$12,951	$9,336	$1,643	$1,329	$1,552
Total investment income	12,951	9,336	1,643	1,329	1,552
EXPENSES:
Investment advisory fee	794,854	551,033	51,764	63,479	72,316
Total expenses	794,854	551,033	51,764	63,479	72,316
Net investment loss	(781,903)	(541,697)	(50,121)	(62,150)	(70,764)
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	15,176,221	12,605,340	707,739	1,271,332	2,195,799
In-kind redemptions	9,923,751	20,657,147	1,424,776	194,299	582,043
Written option contracts expired or closed	(14,722,042)	(24,133,683)	(1,226,497)	(675,405)	(1,443,797)
Net realized gain	10,377,930	9,128,804	906,018	790,226	1,334,045
Net change in unrealized appreciation on:
Investments	12,780,320	1,380,398	1,061,528	2,362,809	1,628,918
Written option contracts	(6,749,409)	(1,086,327)	(522,836)	(1,630,968)	(715,729)
Net change in unrealized appreciation	6,030,911	294,071	538,692	731,841	913,189
Net realized and unrealized gain	16,408,841	9,422,875	1,444,710	1,522,067	2,247,234
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,626,938	$8,881,178	$1,394,589	$1,459,917	$2,176,470

The accompanying notes are an integral part of these financial statements.

305

INNOVATOR ETFs TRUST
Statements of Operations
For the Year or Period Ended October 31, 2024(Continued)

	Innovator U.S. Equity Accelerated ETF - October	Innovator U.S. Equity Accelerated ETF - Quarterly	Innovator U.S. Equity Accelerated Plus ETF - April	Innovator U.S. Equity Accelerated Plus ETF - January	Innovator U.S. Equity Accelerated Plus ETF - July
INVESTMENT INCOME:
Interest income	$1,474	$3,488	$1,665	$2,160	$1,845
Total investment income	1,474	3,488	1,665	2,160	1,845
EXPENSES:
Investment advisory fee	47,170	466,091	76,365	143,197	94,335
Total expenses	47,170	466,091	76,365	143,197	94,335
Net investment loss	(45,696)	(462,603)	(74,700)	(141,037)	(92,490)
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	2,454,545	18,995,695	2,815,783	2,957,529	3,857,744
In-kind redemptions	507,116	10,851,639	1,381,111	5,236,666	1,150,170
Written option contracts expired or closed	(2,041,123)	(14,994,836)	(2,545,169)	(3,441,147)	(2,860,104)
Net realized gain	920,538	14,852,498	1,651,725	4,753,048	2,147,810
Net change in unrealized appreciation/ (depreciation) on:
Investments	82,961	2,125,491	2,435,925	4,668,733	3,562,600
Written option contracts	(54,532)	(1,011,750)	(2,024,741)	(6,227,146)	(2,412,771)
Net change in unrealized appreciation/ (depreciation)	28,429	1,113,741	411,184	(1,558,413)	1,149,829
Net realized and unrealized gain	948,967	15,966,239	2,062,909	3,194,635	3,297,639
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$903,271	$15,503,636	$1,988,209	$3,053,598	$3,205,149

The accompanying notes are an integral part of these financial statements.

306

INNOVATOR ETFs TRUST
Statements of Operations
For the Year or Period Ended October 31, 2024(Continued)

	Innovator U.S. Equity Accelerated Plus ETF - October	Innovator U.S. Equity Buffer ETF - April	Innovator U.S. Equity Buffer ETF - August	Innovator U.S. Equity Buffer ETF - December	Innovator U.S. Equity Buffer ETF - February
INVESTMENT INCOME:
Interest income	$2,047	$32,250	$30,476	$19,369	$28,978
Total investment income	2,047	32,250	30,476	19,369	28,978
EXPENSES:
Investment advisory fee	136,114	1,760,569	1,486,416	1,077,789	1,335,281
Total expenses	136,114	1,760,569	1,486,416	1,077,789	1,335,281
Net investment loss	(134,067)	(1,728,319)	(1,455,940)	(1,058,420)	(1,306,303)
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	6,329,069	(7,701,252)	(3,152,236)	2,454,588	2,394,133
In-kind redemptions	4,249,459	49,612,357	40,555,054	10,010,824	23,897,266
Written option contracts expired or closed	(7,667,776)	(9,201,821)	478,332	3,893,031	1,545,204
Net realized gain	2,910,752	32,709,284	37,881,150	16,358,443	27,836,603
Net change in unrealized appreciation on:
Investments	573,826	17,022,384	13,452,900	23,957,048	14,324,625
Written option contracts	(457,620)	(2,260,306)	1,891,475	(10,032,069)	(6,641,160)
Net change in unrealized appreciation	116,206	14,762,078	15,344,375	13,924,979	7,683,465
Net realized and unrealized gain	3,026,958	47,471,362	53,225,525	30,283,422	35,520,068
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,892,891	$ 45,743,043	$ 51,769,585	$29,225,002	$ 34,213,765

The accompanying notes are an integral part of these financial statements.

307

INNOVATOR ETFs TRUST
Statements of Operations
For the Year or Period Ended October 31, 2024(Continued)

	Innovator U.S. Equity Buffer ETF - January	Innovator U.S. Equity Buffer ETF - July	Innovator U.S. Equity Buffer ETF - June	Innovator U.S. Equity Buffer ETF - March	Innovator U.S. Equity Buffer ETF - May
INVESTMENT INCOME:
Interest income	$33,430	$39,451	$16,276	$21,366	$16,842
Total investment income	33,430	39,451	16,276	21,366	16,842
EXPENSES:
Investment advisory fee	1,901,143	2,137,659	930,901	1,202,779	996,104
Total expenses	1,901,143	2,137,659	930,901	1,202,779	996,104
Net investment loss	(1,867,713)	(2,098,208)	(914,625)	(1,181,413)	(979,262)
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	24,650,934	(5,563,626)	10,563,511	6,705,015	3,871,449
In-kind redemptions	5,510,200	64,407,301	9,846,198	17,008,864	16,264,990
Written option contracts expired or closed	7,445,355	(5,233,400)	(2,254,560)	(3,423,841)	1,288,609
Net realized gain	37,606,489	53,610,275	18,155,149	20,290,038	21,425,048
Net change in unrealized appreciation on:
Investments	31,229,995	22,383,998	9,975,528	12,477,460	14,420,710
Written option contracts	(11,364,685)	1,211,895	(2,255,301)	(2,036,411)	(4,293,995)
Net change in unrealized appreciation	19,865,310	23,595,893	7,720,227	10,441,049	10,126,715
Net realized and unrealized gain	57,471,799	77,206,168	25,875,376	30,731,087	31,551,763
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,604,086	$ 75,107,960	$ 24,960,751	$ 29,549,674	$ 30,572,501

The accompanying notes are an integral part of these financial statements.

308

INNOVATOR ETFs TRUST
Statements of Operations
For the Year or Period Ended October 31, 2024(Continued)

	Innovator U.S. Equity Buffer ETF - November	Innovator U.S. Equity Buffer ETF - October	Innovator U.S. Equity Buffer ETF - September	Innovator U.S. Equity Power Buffer ETF - April	Innovator U.S. Equity Power Buffer ETF - August
INVESTMENT INCOME:
Interest income	$14,466	$24,922	$23,408	$108,251	$138,407
Total investment income	14,466	24,922	23,408	108,251	138,407
EXPENSES:
Investment advisory fee	846,254	1,424,007	1,296,737	6,027,871	6,556,108
Total expenses	846,254	1,424,007	1,296,737	6,027,871	6,556,108
Net investment loss	(831,788)	(1,399,085)	(1,273,329)	(5,919,620)	(6,417,701)
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	(7,570,123)	6,900,125	2,008,533	(15,714,611)	3,745,903
In-kind redemptions	39,710,160	44,703,148	33,502,911	167,583,897	130,562,893
Written option contracts expired or closed	(12,435,656)	(18,179,713)	(4,758,029)	(51,524,921)	(9,417,368)
Net realized gain	19,704,381	33,423,560	30,753,415	100,344,365	124,891,428
Net change in unrealized appreciation/ (depreciation) on:
Investments	(692)	1,507,443	9,436,587	51,115,208	67,374,669
Written option contracts	(789)	(166,434)	1,220,225	(18,693,565)	(6,410,315)
Net change in unrealized appreciation/ (depreciation)	(1,481)	1,341,009	10,656,812	32,421,643	60,964,354
Net realized and unrealized gain	19,702,900	34,764,569	41,410,227	132,766,008	185,855,782
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,871,112	$33,365,484	$ 40,136,898	$ 126,846,388	$ 179,438,081

The accompanying notes are an integral part of these financial statements.

309

INNOVATOR ETFs TRUST
Statements of Operations
For the Year or Period Ended October 31, 2024(Continued)

	Innovator U.S. Equity Power Buffer ETF - December	Innovator U.S. Equity Power Buffer ETF - February	Innovator U.S. Equity Power Buffer ETF - January	Innovator U.S. Equity Power Buffer ETF - July	Innovator U.S. Equity Power Buffer ETF - June
INVESTMENT INCOME:
Interest income	$111,802	$92,102	$148,481	$134,948	$78,969
Total investment income	111,802	92,102	148,481	134,948	78,969
EXPENSES:
Investment advisory fee	6,177,051	5,142,614	8,066,784	7,275,608	4,416,446
Total expenses	6,177,051	5,142,614	8,066,784	7,275,608	4,416,446
Net investment loss	(6,065,249)	(5,050,512)	(7,918,303)	(7,140,660)	(4,337,477)
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	(17,941,918)	11,705,003	61,878,124	15,797,159	52,086,429
In-kind redemptions	95,480,937	70,464,714	63,426,270	161,140,861	50,720,684
Written option contracts expired or closed	3,568,387	(6,539,545)	(3,292,129)	(48,086,562)	(29,721,139)
Net realized gain	81,107,406	75,630,172	122,012,265	128,851,458	73,085,974
Net change in unrealized appreciation on:
Investments	147,726,279	82,264,258	128,168,624	73,065,796	43,926,629
Written option contracts	(83,353,872)	(45,995,305)	(70,770,049)	(12,785,134)	(19,248,889)
Net change in unrealized appreciation	64,372,407	36,268,953	57,398,575	60,280,662	24,677,740
Net realized and unrealized gain	145,479,813	111,899,125	179,410,840	189,132,120	97,763,714
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 139,414,564	$ 106,848,613	$ 171,492,537	$ 181,991,460	$93,426,237

The accompanying notes are an integral part of these financial statements.

310

INNOVATOR ETFs TRUST
Statements of Operations
For the Year or Period Ended October 31, 2024(Continued)

	Innovator U.S. Equity Power Buffer ETF - March	Innovator U.S. Equity Power Buffer ETF - May	Innovator U.S. Equity Power Buffer ETF - November	Innovator U.S. Equity Power Buffer ETF - October	Innovator U.S. Equity Power Buffer ETF - September
INVESTMENT INCOME:
Interest income	$78,110	$70,642	$101,141	$97,957	$106,395
Total investment income	78,110	70,642	101,141	97,957	106,395
EXPENSES:
Investment advisory fee	4,320,305	4,056,824	5,843,204	5,406,909	5,883,285
Total expenses	4,320,305	4,056,824	5,843,204	5,406,909	5,883,285
Net investment loss	(4,242,195)	(3,986,182)	(5,742,063)	(5,308,952)	(5,776,890)
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	27,426,280	38,274,888	(44,990,113)	(15,041,101)	12,778,724
In-kind redemptions	66,350,286	38,450,054	263,052,269	207,169,322	136,410,086
Written option contracts expired or closed	(26,847,295)	(8,936,189)	(108,741,745)	(88,206,271)	(44,343,621)
Net realized gain	66,929,271	67,788,753	109,320,411	103,921,950	104,845,189
Net change in unrealized appreciation/ (depreciation) on:
Investments	39,931,846	60,456,232	1,289	5,573,004	40,871,493
Written option contracts	(18,247,468)	(29,865,498)	666	(3,397,344)	(6,113,837)
Net change in unrealized appreciation/ (depreciation)	21,684,378	30,590,734	1,955	2,175,660	34,757,656
Net realized and unrealized gain	88,613,649	98,379,487	109,322,366	106,097,610	139,602,845
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$84,371,454	$94,393,305	$103,580,303	$ 100,788,658	$ 133,825,955

The accompanying notes are an integral part of these financial statements.

311

INNOVATOR ETFs TRUST
Statements of Operations
For the Year or Period Ended October 31, 2024(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - April	Innovator U.S. Equity Ultra Buffer ETF - August	Innovator U.S. Equity Ultra Buffer ETF - December	Innovator U.S. Equity Ultra Buffer ETF - February	Innovator U.S. Equity Ultra Buffer ETF - January
INVESTMENT INCOME:
Interest income	$20,736	$40,962	$11,111	$9,732	$22,999
Total investment income	20,736	40,962	11,111	9,732	22,999
EXPENSES:
Investment advisory fee	1,092,569	2,132,016	638,543	564,860	1,319,001
Total expenses	1,092,569	2,132,016	638,543	564,860	1,319,001
Net investment loss	(1,071,833)	(2,091,054)	(627,432)	(555,128)	(1,296,002)
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	(2,217,119)	(5,542,550)	(2,159,218)	4,472,253	18,871,972
In-kind redemptions	26,955,933	64,249,885	11,108,441	7,596,432	6,643,179
Written option contracts expired or closed	(8,081,858)	(7,410,646)	98,635	(1,489,291)	(3,605,541)
Net realized gain	16,656,956	51,296,689	9,047,858	10,579,394	21,909,610
Net change in unrealized appreciation on:
Investments	10,616,999	20,089,602	14,801,567	6,410,399	19,182,382
Written option contracts	(3,146,061)	(3,419,656)	(7,525,648)	(4,304,437)	(12,954,428)
Net change in unrealized appreciation	7,470,938	16,669,946	7,275,919	2,105,962	6,227,954
Net realized and unrealized gain	24,127,894	67,966,635	16,323,777	12,685,356	28,137,564
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 23,056,061	$ 65,875,581	$ 15,696,345	$ 12,130,228	$26,841,562

The accompanying notes are an integral part of these financial statements.

312

INNOVATOR ETFs TRUST
Statements of Operations
For the Year or Period Ended October 31, 2024(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - July	Innovator U.S. Equity Ultra Buffer ETF - June	Innovator U.S. Equity Ultra Buffer ETF - March	Innovator U.S. Equity Ultra Buffer ETF - May	Innovator U.S. Equity Ultra Buffer ETF - November
INVESTMENT INCOME:
Interest income	$20,312	$10,159	$15,008	$8,167	$6,671
Total investment income	20,312	10,159	15,008	8,167	6,671
EXPENSES:
Investment advisory fee	884,911	581,482	798,761	469,507	380,662
Total expenses	884,911	581,482	798,761	469,507	380,662
Net investment loss	(864,599)	(571,323)	(783,753)	(461,340)	(373,991)
REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	1,740,592	6,733,925	8,112,051	6,699,937	(2,567,147)
In-kind redemptions	16,992,868	6,649,908	7,050,330	3,827,511	16,071,593
Written option contracts expired or closed	(4,740,010)	(4,643,855)	(3,714,268)	(1,798,292)	(6,515,440)
Net realized gain	13,993,450	8,739,978	11,448,113	8,729,156	6,989,006
Net change in unrealized appreciation/ (depreciation) on:
Investments	12,945,314	6,596,164	6,590,628	5,827,385	(534)
Written option contracts	(2,823,963)	(2,331,633)	(2,122,964)	(2,973,902)	(562)
Net change in unrealized appreciation/ (depreciation)	10,121,351	4,264,531	4,467,664	2,853,483	(1,096)
Net realized and unrealized gain	24,114,801	13,004,509	15,915,777	11,582,639	6,987,910
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 23,250,202	$ 12,433,186	$ 15,132,024	$ 11,121,299	$6,613,919

The accompanying notes are an integral part of these financial statements.

313

INNOVATOR ETFs TRUST
Statements of Operations
For the Year or Period Ended October 31, 2024(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - October	Innovator U.S. Equity Ultra Buffer ETF - September	Innovator U.S. Small Cap 10 Buffer ETF - Quarterly(a)	Innovator U.S. Small Cap Power Buffer ETF - April	Innovator U.S. Small Cap Power Buffer ETF - August(b)
INVESTMENT INCOME:
Interest income	$13,548	$12,227	$247	$23,608	$1,708
Total investment income	13,548	12,227	247	23,608	1,708
EXPENSES:
Investment advisory fee	791,169	668,064	20,189	1,302,582	80,960
Total expenses	791,169	668,064	20,189	1,302,582	80,960
Net investment loss	(777,621)	(655,837)	(19,942)	(1,278,974)	(79,252)
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	6,080,695	2,911,705	(115,918)	5,481,699	(7,161)
In-kind redemptions	22,231,581	13,144,617	428,146	17,605,599	(940,364)
Written option contracts expired or closed	(14,248,222)	(4,670,380)	(100,939)	3,370,871	(1,342)
Net realized gain/(loss)	14,064,054	11,385,942	211,289	26,458,169	(948,867)
Net change in unrealized appreciation/ (depreciation) on:
Investments	780,975	6,219,710	(577,273)	10,743,841	(723,225)
Written option contracts	(378,375)	(1,360,474)	48,922	(1,479,784)	242,541
Net change in unrealized appreciation/ (depreciation)	402,600	4,859,236	(528,351)	9,264,057	(480,684)
Net realized and unrealized gain/(loss)	14,466,654	16,245,178	(317,062)	35,722,226	(1,429,551)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,689,033	$ 15,589,341	$ (337,004)	$ 34,443,252	$ (1,508,803)

(a)	Inception date of the Fund was June 28, 2024.
(b)	Inception date of the Fund was July 31, 2024.
The accompanying notes are an integral part of these financial statements.

314

INNOVATOR ETFs TRUST
Statements of Operations
For the Year or Period Ended October 31, 2024(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - January	Innovator U.S. Small Cap Power Buffer ETF - July	Innovator U.S. Small Cap Power Buffer ETF - June(a)	Innovator U.S. Small Cap Power Buffer ETF - November(b)	Innovator U.S. Small Cap Power Buffer ETF - October
INVESTMENT INCOME:
Interest income	$52,791	$21,671	$655	$—	$11,703
Total investment income	52,791	21,671	655	—	11,703
EXPENSES:
Investment advisory fee	2,848,072	1,241,775	33,959	—	691,921
Total expenses	2,848,072	1,241,775	33,959	—	691,921
Net investment loss	(2,795,281)	(1,220,104)	(33,304)	—	(680,218)
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain from:
Investments	11,858,856	1,585,722	1,183	—	(4,557,568)
In-kind redemptions	10,340,262	7,236,877	150,855	—	22,485,342
Written option contracts expired or closed	7,415,902	4,695,915	(1,054)	—	(2,751,469)
Net realized gain	29,615,020	13,518,514	150,984	—	15,176,305
Net change in unrealized appreciation/ (depreciation) on:
Investments	24,129,409	21,665,570	517,750	(183)	1,090,698
Written option contracts	4,457,169	(2,329,644)	(33,940)	(185)	91,874
Net change in unrealized appreciation/ (depreciation)	28,586,578	19,335,926	483,810	(368)	1,182,572
Net realized and unrealized gain/(loss)	58,201,598	32,854,440	634,794	(368)	16,358,877
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 55,406,317	$ 31,634,336	$ 601,490	$ (368)	$ 15,678,659

(a)	Inception date of the Fund was May 31, 2024.
(b)	Inception date of the Fund was October 31, 2024.
The accompanying notes are an integral part of these financial statements.

315

INNOVATOR ETFs TRUST
Statements of Operations
For the Year or Period Ended October 31, 2024(Continued)

Innovator U.S. Small Cap Power Buffer ETF - September(a)
INVESTMENT INCOME:
Interest income	$393
Total investment income	393
EXPENSES:
Investment advisory fee	19,652
Total expenses	19,652
Net investment loss	(19,259)
REALIZED AND UNREALIZED GAIN
Net realized from:
Investments	—
Net realized	—
Net change in unrealized appreciation on:
Investments	46,390
Written option contracts	99,768
Net change in unrealized appreciation	146,158
Net realized and unrealized gain	146,158
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 126,899

(a)	Inception date of the Fund was August 30, 2024.
The accompanying notes are an integral part of these financial statements.

316

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets

	Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly		Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(388,469)	$(92,395)	$(458,306)	$(439,809)
Net realized gain/(loss)	5,308,811	(869,927)	(1,167,901)	3,016,009
Net change in unrealized appreciation/(depreciation)	(1,699,556)	(20,385)	10,891,115	(9,385,076)
Net increase/(decrease) in net assets from operations	3,220,786	(982,707)	9,264,908	(6,808,876)
CAPITAL TRANSACTIONS:
Subscriptions	167,733,255	3,489,129	11,405,590	89,014,247
Redemptions	(104,638,955)	(43,941,852)	(83,016,730)	(36,991,180)
ETF transaction fees (See Note 5)	47,514	29,559	30,589	21,791
Net increase (decrease) in net assets from capital transactions	63,141,814	(9,103,164)	(71,580,551)	52,044,858
Net increase (decrease) in net assets	66,362,600	(10,085,871)	(62,315,643)	45,235,982
NET ASSETS:
Beginning of the year	10,261,513	20,347,384	77,440,209	32,204,227
End of the year	$76,624,113	$10,261,513	$15,124,566	$77,440,209
SHARES TRANSACTIONS
Subscriptions	8,200,000	1,725,000	575,000	4,425,000
Redemptions	(4,975,000)	(2,200,000)	(4,175,000)	(1,800,000)
Total increase/(decrease) in shares outstanding	3,225,000	(475,000)	(3,600,000)	2,625,000

The accompanying notes are an integral part of these financial statements.

317

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator Defined Wealth Shield ETF		Innovator Emerging Markets 10 Buffer ETF - Quarterly
	Year Ended October 31,		Period Ended October 31, 2024(a)
	2024	2023
OPERATIONS:
Net investment loss	$(4,477,021)	$(2,509,576)	$(12,882)
Net realized gain	68,639,595	26,402,160	140,847
Net change in unrealized appreciation/(depreciation)	1,944,665	(4,186,633)	(188,694)
Net increase/(decrease) in net assets from operations	66,107,239	19,705,951	(60,729)
CAPITAL TRANSACTIONS:
Subscriptions	851,983,843	447,339,069	15,417,455
Redemptions	(508,171,268)	(233,268,530)	(5,145,155)
ETF transaction fees (See Note 5)	306,643	152,608	5,804
Net increase in net assets from capital transactions	344,119,218	214,233,147	10,278,104
Net increase in net assets	410,226,457	233,929,098	10,217,375
NET ASSETS:
Beginning of the period	490,391,166	256,462,068	—
End of the period	$900,617,623	$490,391,166	$10,217,375
SHARES TRANSACTIONS
Subscriptions	29,075,000	16,450,000	600,000
Redemptions	(17,525,000)	(8,600,000)	(200,000)
Total increase in shares outstanding	11,550,000	7,850,000	400,000

(a)	Inception date of the Fund was June 28, 2024.
The accompanying notes are an integral part of these financial statements.

318

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator Emerging Markets Power Buffer ETF - April		Innovator Emerging Markets Power Buffer ETF - January
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(635,285)	$(447,671)	$(1,637,855)	$(886,893)
Net realized gain/(loss)	3,490,112	17,044	15,332,277	(5,496,427)
Net change in unrealized appreciation	5,481,144	2,797,749	11,949,250	8,741,173
Net increase in net assets from operations	8,335,971	2,367,122	25,643,672	2,357,853
CAPITAL TRANSACTIONS:
Subscriptions	67,743,078	63,568,789	232,936,945	300,965,870
Redemptions	(68,085,085)	(38,132,882)	(394,942,625)	(94,981,964)
ETF transaction fees (See Note 5)	17,853	26,057	102,353	150,952
Net increase (decrease) in net assets from capital transactions	(324,154)	25,461,964	(161,903,327)	206,134,858
Net increase (decrease) in net assets	8,011,817	27,829,086	(136,259,655)	208,492,711
NET ASSETS:
Beginning of the year	58,484,917	30,655,831	264,407,272	55,914,561
End of the year	$66,496,734	$58,484,917	$128,147,617	$264,407,272
SHARES TRANSACTIONS
Subscriptions	2,700,000	2,625,000	8,325,000	11,000,000
Redemptions	(2,675,000)	(1,575,000)	(14,000,000)	(3,450,000)
Total increase/(decrease) in shares outstanding	25,000	1,050,000	(5,675,000)	7,550,000

The accompanying notes are an integral part of these financial statements.

319

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator Emerging Markets Power Buffer ETF - July		Innovator Emerging Markets Power Buffer ETF - October
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(836,300)	$(799,511)	$(360,906)	$(279,432)
Net realized gain	7,300,838	1,999,303	8,386,729	2,566,164
Net change in unrealized appreciation/(depreciation)	6,115,669	(410,714)	(509,819)	(139,234)
Net increase in net assets from operations	12,580,207	789,078	7,516,004	2,147,498
CAPITAL TRANSACTIONS:
Subscriptions	29,154,263	102,078,535	47,926,125	32,179,710
Redemptions	(55,934,818)	(56,494,510)	(45,083,065)	(17,095,835)
ETF transaction fees (See Note 5)	15,472	65,196	8,156	15,263
Net increase (decrease) in net assets from capital transactions	(26,765,083)	45,649,221	2,851,216	15,099,138
Net increase (decrease) in net assets	(14,184,876)	46,438,299	10,367,220	17,246,636
NET ASSETS:
Beginning of the year	101,081,098	54,642,799	42,874,981	25,628,345
End of the year	$86,896,222	$101,081,098	$53,242,201	$42,874,981
SHARES TRANSACTIONS
Subscriptions	1,225,000	4,425,000	1,850,000	1,450,000
Redemptions	(2,350,000)	(2,425,000)	(1,775,000)	(750,000)
Total increase/(decrease) in shares outstanding	(1,125,000)	2,000,000	75,000	700,000

The accompanying notes are an integral part of these financial statements.

320

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr August	Innovator Equity Defined Protection ETF - 1 Yr July	Innovator Equity Defined Protection ETF - 1 Yr November	Innovator Equity Defined Protection ETF - 1 Yr October
	Period Ended October 31, 2024(a)	Period Ended October 31, 2024(b)	Period Ended October 31, 2024(c)	Period Ended October 31, 2024(d)
OPERATIONS:
Net investment loss	$(136,119)	$(284,633)	$—	$(32,439)
Net realized gain	82,933	1,014,853	—	—
Net change in unrealized appreciation/(depreciation)	1,851,203	2,353,251	(160)	(71,851)
Net increase/(decrease) in net assets from operations	1,798,017	3,083,471	(160)	(104,290)
CAPITAL TRANSACTIONS:
Subscriptions	82,379,685	128,414,355	1,241,500	69,478,798
Redemptions	(3,060,560)	(15,995,258)	—	—
ETF transaction fees (See Note 5)	41,502	64,532	621	26,913
Net increase in net assets from capital transactions	79,360,627	112,483,629	1,242,121	69,505,711
Net increase in net assets	81,158,644	115,567,100	1,241,961	69,401,421
NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$81,158,644	$115,567,100	$1,241,961	$69,401,421
SHARES TRANSACTIONS
Subscriptions	3,425,000	4,925,000	50,000	2,775,000
Redemptions	(125,000)	(600,000)	—	—
Total increase in shares outstanding	3,300,000	4,325,000	50,000	2,775,000

(a)	Inception date of the Fund was July 31, 2024.
(b)	Inception date of the Fund was June 28, 2024.
(c)	Inception date of the Fund was October 31, 2024.
(d)	Inception date of the Fund was September 30, 2024.
The accompanying notes are an integral part of these financial statements.

321

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator Equity Defined Protection ETF - 1 Yr September	Innovator Equity Defined Protection ETF - 2 Yr to April 2026	Innovator Equity Defined Protection ETF - 2 Yr to January 2026
	Period Ended October 31, 2024(a)	Period Ended October 31, 2024(b)	Period Ended October 31, 2024(c)
OPERATIONS:
Net investment loss	$(117,538)	$(287,824)	$(424,640)
Net realized gain	67,339	1,004,454	3,456,456
Net change in unrealized appreciation	1,000,238	3,432,100	1,447,955
Net increase in net assets from operations	950,039	4,148,730	4,479,771
CAPITAL TRANSACTIONS:
Subscriptions	110,065,723	81,709,270	88,682,423
Redemptions	(1,245,735)	(14,177,015)	(33,443,803)
ETF transaction fees (See Note 5)	54,106	42,469	44,063
Net increase in net assets from capital transactions	108,874,094	67,574,724	55,282,683
Net increase in net assets	109,824,133	71,723,454	59,762,454
NET ASSETS:
Beginning of the period	—	—	—
End of the period	$ 109,824,133	$71,723,454	$59,762,454
SHARES TRANSACTIONS
Subscriptions	4,475,000	3,300,000	3,625,000
Redemptions	(50,000)	(550,000)	(1,325,000)
Total increase in shares outstanding	4,425,000	2,750,000	2,300,000

(a)	Inception date of the Fund was August 30, 2024.
(b)	Inception date of the Fund was March 28, 2024.
(c)	Inception date of the Fund was December 29, 2023.
The accompanying notes are an integral part of these financial statements.

322

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator Equity Defined Protection ETF - 2 Yr to July 2025		Innovator Equity Defined Protection ETF - 2 Yr to July 2026	Innovator Equity Defined Protection ETF - 2 Yr to October 2026
	Year Ended October 31, 2024	Period Ended October 31, 2023(a)	Period Ended October 31 2024(b)	Period Ended October 31 2024(c)
OPERATIONS:
Net investment loss	$(1,742,373)	$(279,123)	$(148,213)	$(25,235)
Net realized gain/(loss)	17,276,366	227,957	(273,280)	35,856
Net change in unrealized appreciation/(depreciation)	11,361,127	(3,468,112)	2,447,789	(242,990)
Net increase/(decrease) in net assets from operations	26,895,120	(3,519,278)	2,026,296	(232,369)
CAPITAL TRANSACTIONS:
Subscriptions	86,192,502	212,904,858	92,218,748	56,353,645
Redemptions	(97,351,205)	(11,686,838)	(24,951,060)	(1,240,255)
ETF transaction fees (See Note 5)	48,539	109,538	55,635	28,178
Net increase (decrease) in net assets from capital transactions	(11,110,164)	201,327,558	67,323,323	55,141,568
Net increase in net assets	15,784,956	197,808,280	69,349,619	54,909,199
NET ASSETS:
Beginning of the period	197,808,280	—	—	—
End of the period	$ 213,593,236	$ 197,808,280	$69,349,619	$ 54,909,199
SHARES TRANSACTIONS
Subscriptions	3,275,000	8,625,000	3,550,000	2,275,000
Redemptions	(3,650,000)	(475,000)	(950,000)	(50,000)
Total increase/(decrease) in shares outstanding	(375,000)	8,150,000	2,600,000	2,225,000

(a)	Inception date of the Fund was July 17, 2023.
(b)	Inception date of the Fund was June 28, 2024.
(c)	Inception date of the Fund was September 30, 2024.
The accompanying notes are an integral part of these financial statements.

323

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct	Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul	Innovator Growth Accelerated ETF - Quarterly
	Period Ended October 31, 2024(a)	Period Ended October 31, 2024(b)	Year Ended October 31,
			2024	2023
OPERATIONS:
Net investment loss	$(35,656)	$(392,768)	$(263,473)	$(146,300)
Net realized gain	—	1,502,478	9,838,949	1,249,994
Net change in unrealized appreciation/(depreciation)	107,831	2,654,764	423,793	(1,209,569)
Net increase/(decrease) in net assets from operations	72,175	3,764,474	9,999,269	(15,875)
CAPITAL TRANSACTIONS:
Subscriptions	75,471,343	175,066,773	54,691,473	27,125,565
Redemptions	—	(25,311,600)	(63,307,443)	(12,253,625)
ETF transaction fees (See Note 5)	22,960	87,880	10,836	13,563
Net increase (decrease) in net assets from capital transactions	75,494,303	149,843,053	(8,605,134)	14,885,503
Net increase in net assets	75,566,478	153,607,527	1,394,135	14,779,628
NET ASSETS:
Beginning of the period	—	—	32,846,521	18,066,893
End of the period	$ 75,566,478	$ 153,607,527	$34,240,656	$32,846,521
SHARES TRANSACTIONS
Subscriptions	3,000,000	6,700,000	1,825,000	1,100,000
Redemptions	—	(950,000)	(2,125,000)	(575,000)
Total increase/(decrease) in shares outstanding	3,000,000	5,750,000	(300,000)	525,000

(a)	Inception date of the Fund was September 30, 2024.
(b)	Inception date of the Fund was June 28, 2024.
The accompanying notes are an integral part of these financial statements.

324

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator Growth Accelerated Plus ETF - April		Innovator Growth Accelerated Plus ETF - January
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(102,629)	$(77,542)	$(211,457)	$(196,804)
Net realized gain/(loss)	2,845,376	(1,720,067)	1,264,751	2,931,378
Net change in unrealized appreciation/(depreciation)	(63,312)	3,388,218	3,173,739	2,309,473
Net increase in net assets from operations	2,679,435	1,590,609	4,227,033	5,044,047
CAPITAL TRANSACTIONS:
Subscriptions	7,442,483	13,406,842	17,903,602	33,534,865
Redemptions	(14,424,330)	(3,399,778)	(21,612,533)	(14,784,947)
ETF transaction fees (See Note 5)	3,721	7,818	7,063	17,222
Net increase (decrease) in net assets from capital transactions	(6,978,126)	10,014,882	(3,701,868)	18,767,140
Net increase (decrease) in net assets	(4,298,691)	11,605,491	525,165	238,111,887
NET ASSETS:
Beginning of the year	18,628,385	7,022,894	28,212,615	4,401,428
End of the year	$14,329,694	$ 18,628,385	$28,737,780	$28,212,615
SHARES TRANSACTIONS
Subscriptions	225,000	475,000	825,000	1,825,000
Redemptions	(450,000)	(150,000)	(1,000,000)	(725,000)
Total increase/(decrease) in shares outstanding	(225,000)	325,000	(175,000)	1,100,000

The accompanying notes are an integral part of these financial statements.

325

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator Growth Accelerated Plus ETF - July		Innovator Growth Accelerated Plus ETF - October
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(112,315)	$(94,735)	$(87,140)	$(96,254)
Net realized gain	3,096,769	1,194,970	2,383,331	2,884,897
Net change in unrealized appreciation/(depreciation)	859,551	645,266	115,872	(311,753)
Net increase in net assets from operations	3,844,005	1,745,501	2,412,063	2,476,890
CAPITAL TRANSACTIONS:
Subscriptions	11,941,748	11,338,322	8,142,288	11,422,370
Redemptions	(16,468,998)	(13,436,708)	(13,593,945)	(8,530,468)
ETF transaction fees (See Note 5)	5,971	6,192	1,628	5,711
Net increase (decrease) in net assets from capital transactions	(4,521,279)	(2,092,194)	(5,450,029)	2,897,613
Net increase (decrease) in net assets	(677,274)	(346,693)	(3,037,966)	5,374,503
NET ASSETS:
Beginning of the year	17,645,507	17,992,200	11,393,817	6,019,314
End of the year	$16,968,233	$17,645,507	$8,355,851	$ 11,393,817
SHARES TRANSACTIONS
Subscriptions	400,000	450,000	300,000	550,000
Redemptions	(575,000)	(625,000)	(500,000)	(375,000)
Total increase/(decrease) in shares outstanding	(175,000)	(175,000)	(200,000)	175,000

The accompanying notes are an integral part of these financial statements.

326

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator Growth-100 Power Buffer ETF - April		Innovator Growth-100 Power Buffer ETF - August
	Year Ended October 31,		Period Ended October 31, 2024(a)
	2024	2023
OPERATIONS:
Net investment loss	$(1,310,522)	$(790,174)	$(29,038)
Net realized gain	24,478,614	3,346,699	89,848
Net change in unrealized appreciation	3,153,463	13,629,511	595,435
Net increase in net assets from operations	26,321,555	16,186,036	656,245
CAPITAL TRANSACTIONS:
Subscriptions	221,142,545	132,480,475	16,773,295
Redemptions	(185,329,977)	(69,153,243)	(632,190)
ETF transaction fees (See Note 5)	65,759	66,487	7,779
Net increase in net assets from capital transactions	35,878,327	63,393,719	16,148,884
Net increase in net assets	62,199,882	79,579,755	16,805,129
NET ASSETS:
Beginning of the period	132,445,680	52,865,925	—
End of the period	$194,645,562	$ 132,445,680	$ 16,805,129
SHARES TRANSACTIONS
Subscriptions	4,875,000	3,400,000	700,000
Redemptions	(4,050,000)	(1,750,000)	(25,000)
Total increase in shares outstanding	825,000	1,650,000	675,000

(a)	Inception date of the Fund was July 31, 2024.
The accompanying notes are an integral part of these financial statements.

327

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator Growth-100 Power Buffer ETF - January		Innovator Growth-100 Power Buffer ETF - July
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(1,577,424)	$(673,408)	$(1,811,099)	$(1,131,853)
Net realized gain/(loss)	22,269,086	(11,818,819)	37,796,432	17,819,212
Net change in unrealized appreciation/(depreciation)	7,454,318	25,846,348	9,362,767	(5,791,804)
Net increase in net assets from operations	28,145,980	13,354,121	45,348,100	10,895,555
CAPITAL TRANSACTIONS:
Subscriptions	201,365,505	67,324,242	297,655,528	267,636,275
Redemptions	(105,945,888)	(85,835,048)	(342,948,200)	(130,624,384)
ETF transaction fees (See Note 5)	113,719	28,089	79,712	143,174
Net increase (decrease) in net assets from capital transactions	95,533,336	(18,482,717)	(45,212,960)	137,155,065
Net increase (decrease) in net assets	123,679,316	(5,128,596)	135,140	148,050,620
NET ASSETS:
Beginning of the year	77,648,888	82,777,494	266,454,472	118,403,852
End of the year	$201,328,204	$77,648,888	$266,589,612	$266,454,472
SHARES TRANSACTIONS
Subscriptions	4,825,000	1,925,000	5,025,000	5,250,000
Redemptions	(2,400,000)	(2,350,000)	(5,925,000)	(2,700,000)
Total increase/(decrease) in shares outstanding	2,425,000	(425,000)	(900,000)	2,550,000

The accompanying notes are an integral part of these financial statements.

328

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator Growth-100 Power Buffer ETF - June	Innovator Growth-100 Power Buffer ETF - November	Innovator Growth-100 Power Buffer ETF - October
	Period Ended October 31, 2024(a)	Period Ended October 31, 2024(b)	Year Ended October 31,
			2024	2023
OPERATIONS:
Net investment loss	$(91,356)	$—	$(1,153,844)	$(679,920)
Net realized gain	961,508	—	24,948,072	18,281,939
Net change in unrealized appreciation/(depreciation)	419,639	(233)	1,657,872	(3,228,016)
Net increase/(decrease) in net assets from operations	1,289,791	(233)	25,452,100	14,374,003
CAPITAL TRANSACTIONS:
Subscriptions	38,094,873	1,248,500	66,255,283	116,353,835
Redemptions	(12,351,453)	—	(78,995,731)	(63,468,136)
ETF transaction fees (See Note 5)	18,748	—	29,433	59,379
Net increase (decrease) in net assets from capital transactions	25,762,168	1,248,500	(12,711,015)	52,945,075
Net increase in net assets	27,051,959	1,248,267	12,741,085	67,319,078
NET ASSETS:
Beginning of the period	—	—	148,283,936	80,964,858
End of the period	$27,051,959	$ 1,248,267	$ 161,025,021	$ 148,283,936
SHARES TRANSACTIONS
Subscriptions	1,500,000	50,000	1,365,000	2,800,000
Redemptions	(475,000)	—	(1,645,000)	(1,575,000)
Total increase/(decrease) in shares outstanding	1,025,000	50,000	(280,000)	1,225,000

(a)	Inception date of the Fund was May 31, 2024.
(b)	Inception date of the Fund was October 31, 2024.
The accompanying notes are an integral part of these financial statements.

329

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator Growth-100 Power Buffer ETF - September	Innovator International Developed 10 Buffer ETF - Quarterly	Innovator International Developed Power Buffer ETF - April
	Period Ended October 31, 2024(a)	Period Ended October 31, 2024(b)	Year Ended October 31,
			2024	2023
OPERATIONS:
Net investment loss	$(38,069)	$(10,697)	$(1,957,495)	$(1,437,196)
Net realized gain	59,379	104,648	24,579,687	5,031,968
Net change in unrealized appreciation/(depreciation)	707,611	(76,986)	9,961,252	(5,997,494)
Net increase/(decrease) in net assets from operations	728,921	16,965	32,583,444	(2,402,722)
CAPITAL TRANSACTIONS:
Subscriptions	40,243,783	9,555,888	195,632,648	404,706,178
Redemptions	(4,909,490)	(3,865,500)	(248,556,098)	(223,472,035)
ETF transaction fees (See Note 5)	20,126	2,220	93,645	157,613
Net increase (decrease) in net assets from capital transactions	35,354,419	5,692,608	(52,829,805)	181,391,756
Net increase (decrease) in net assets	36,083,340	5,709,573	(20,246,361)	178,989,034
NET ASSETS:
Beginning of the period	—	—	222,225,501	43,236,467
End of the period	$ 36,083,340	$5,709,573	$201,979,140	$222,225,501
SHARES TRANSACTIONS
Subscriptions	1,650,000	375,000	7,525,000	16,475,000
Redemptions	(200,000)	(150,000)	(9,475,000)	(9,075,000)
Total increase/(decrease) in shares outstanding	1,450,000	225,000	(1,950,000)	7,400,000

(a)	Inception date of the Fund was August 30, 2024.
(b)	Inception date of the Fund was June 28, 2024.
The accompanying notes are an integral part of these financial statements.

330

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator International Developed Power Buffer ETF - August	Innovator International Developed Power Buffer ETF - December	Innovator International Developed Power Buffer ETF - February
	Period Ended October 31, 2024(a)	Period Ended October 31, 2024(b)	Period Ended October 31, 2024(c)
OPERATIONS:
Net investment loss	$(28,321)	$(98,394)	$(77,758)
Net realized gain	56,327	364,131	322,066
Net change in unrealized appreciation/(depreciation)	(50,672)	792,589	332,813
Net increase/(decrease) in net assets from operations	(22,666)	1,058,326	577,121
CAPITAL TRANSACTIONS:
Subscriptions	15,303,420	13,923,118	15,185,775
Redemptions	(622,903)	(4,113,208)	(3,937,238)
ETF transaction fees (See Note 5)	7,030	7,030	6,969
Net increase in net assets from capital transactions	14,687,547	9,816,940	11,255,506
Net increase in net assets	14,664,881	10,875,266	11,832,627
NET ASSETS:
Beginning of the period	—	—	—
End of the period	$ 14,664,881	$ 10,875,266	$11,832,627
SHARES TRANSACTIONS
Subscriptions	625,000	550,000	600,000
Redemptions	(25,000)	(150,000)	(150,000)
Total increase in shares outstanding	600,000	400,000	450,000

(a)	Inception date of the Fund was July 31, 2024.
(b)	Inception date of the Fund was November 30, 2023.
(c)	Inception date of the Fund was January 31, 2024.
The accompanying notes are an integral part of these financial statements.

331

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator International Developed Power Buffer ETF - January		Innovator International Developed Power Buffer ETF - July
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(1,571,765)	$(1,215,700)	$(1,437,691)	$(1,387,949)
Net realized gain/(loss)	14,702,738	5,942,569	16,754,757	(3,568,900)
Net change in unrealized appreciation/(depreciation)	11,370,065	5,158,883	6,988,103	(2,692,646)
Net increase in net assets from operations	24,501,038	9,885,752	22,305,169	22,573,098
CAPITAL TRANSACTIONS:
Subscriptions	97,981,660	177,840,408	106,345,222	169,548,203
Redemptions	(62,541,222)	(132,777,218)	(165,324,085)	(184,985,482)
ETF transaction fees (See Note 5)	51,937	87,892	20,106	130,543
Net increase (decrease) in net assets from capital transactions	35,492,375	45,151,082	(58,958,757)	(15,306,736)
Net increase (decrease) in net assets	59,993,413	55,036,834	(36,653,588)	7,266,362
NET ASSETS:
Beginning of the year	120,724,400	65,687,566	196,022,931	188,756,569
End of the year	$ 180,717,813	$120,724,400	$159,369,343	$196,022,931
SHARES TRANSACTIONS
Subscriptions	3,250,000	6,450,000	3,800,000	6,625,000
Redemptions	(2,000,000)	(4,725,000)	(5,950,000)	(7,350,000)
Total increase/(decrease) in shares outstanding	1,250,000	1,725,000	(2,150,000)	(725,000)

The accompanying notes are an integral part of these financial statements.

332

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator International Developed Power Buffer ETF - June	Innovator International Developed Power Buffer ETF - March	Innovator International Developed Power Buffer ETF - May
	Period Ended October 31, 2024(a)	Period Ended October 31, 2024(b)	Period Ended October 31, 2024(c)
OPERATIONS:
Net investment loss	$(73,312)	$(81,845)	$(39,958)
Net realized gain	119,016	331,322	140,355
Net change in unrealized appreciation/(depreciation)	(200,498)	162,983	69,781
Net increase/(decrease) in net assets from operations	(154,794)	412,460	170,178
CAPITAL TRANSACTIONS:
Subscriptions	25,199,070	25,980,183	10,749,505
Redemptions	(1,273,058)	(13,460,498)	(1,956,835)
ETF transaction fees (See Note 5)	11,972	12,362	4,754
Net increase in net assets from capital transactions	23,937,984	12,532,047	8,797,424
Net increase in net assets	23,783,190	12,944,507	8,967,602
NET ASSETS:
Beginning of the period	—	—	—
End of the period	$23,783,190	$12,944,507	$8,967,602
SHARES TRANSACTIONS
Subscriptions	1,000,000	1,025,000	425,000
Redemptions	(50,000)	(525,000)	(75,000)
Total increase in shares outstanding	950,000	500,000	350,000

(a)	Inception date of the Fund was May 31, 2024.
(b)	Inception date of the Fund was February 29, 2024.
(c)	Inception date of the Fund was April 30, 2024.
The accompanying notes are an integral part of these financial statements.

333

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator International Developed Power Buffer ETF - November		Innovator International Developed Power Buffer ETF - October
	Year Ended October 31, 2024	Period Ended October 31, 2023(a)	Year Ended October 31,
			2024	2023
OPERATIONS:
Net investment loss	$(27,309)	$—	$(953,990)	$(872,157)
Net realized gain	490,307	—	19,234,972	19,910,668
Net change in unrealized depreciation	(831)	(353)	(3,526,531)	(4,026,079)
Net increase/(decrease) in net assets from operations	462,167	(353)	14,754,451	15,012,432
CAPITAL TRANSACTIONS:
Subscriptions	8,517,280	1,247,500	40,037,250	137,065,152
Redemptions	(5,831,155)	—	(38,755,428)	(140,812,292)
ETF transaction fees (See Note 5)	2,042	—	20,207	33,620
Net increase (decrease) in net assets from capital transactions	2,688,167	1,247,500	1,302,029	(3,713,520)
Net increase in net assets	3,150,334	1,247,147	16,056,480	11,298,912
NET ASSETS:
Beginning of the period	1,247,147	—	105,653,470	94,354,558
End of the period	$4,397,481	$ 1,247,147	$ 121,709,950	$105,653,470
SHARES TRANSACTIONS
Subscriptions	300,000	50,000	1,350,000	5,275,000
Redemptions	(200,000)	—	(1,325,000)	(5,425,000)
Total increase/(decrease) in shares outstanding	100,000	50,000	25,000	(150,000)

(a)	Inception date of the Fund was October 31, 2023.
The accompanying notes are an integral part of these financial statements.

334

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator International Developed Power Buffer ETF - September		Innovator Nasdaq-100 10 Buffer ETF - Quarterly
	Year Ended October 31, 2024	Period Ended October 31, 2023(a)	Period Ended October 31, 2024(b)
OPERATIONS:
Net investment loss	$(398,073)	$(36,587)	$(53,237)
Net realized gain	7,210,363	—	225,934
Net change in unrealized depreciation	(552,176)	(997,790)	(82,065)
Net increase/(decrease) in net assets from operations	6,260,114	(1,034,377)	90,632
CAPITAL TRANSACTIONS:
Subscriptions	93,410,592	3,762,987	92,943,270
Redemptions	(68,064,373)	—	(12,620,895)
ETF transaction fees (See Note 5)	22,755	17,907	40,193
Net increase in net assets from capital transactions	25,368,974	37,080,894	80,362,568
Net increase in net assets	31,629,088	36,046,517	80,453,200
NET ASSETS:
Beginning of the period	36,046,517	—	—
End of the period	$67,675,605	$ 36,046,517	$80,453,200
SHARES TRANSACTIONS
Subscriptions	3,325,000	1,500,000	3,675,000
Redemptions	(2,400,000)	—	(500,000)
Total increase in shares outstanding	925,000	1,500,000	3,175,000

(a)	Inception date of the Fund was August 31, 2023.
(b)	Inception date of the Fund was June 28, 2024.
The accompanying notes are an integral part of these financial statements.

335

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator Premium Income 10 Barrier ETF - April		Innovator Premium Income 10 Barrier ETF - January
	Year Ended October 31, 2024	Period Ended October 31, 2023(a)	Period Ended October 31, 2024(b)
OPERATIONS:
Net investment income	$358,772	$200,177	$155,964
Net realized gain	16,192	564,526	198,251
Net change in unrealized appreciation/(depreciation)	399,486	(373,244)	(50,376)
Net increase in net assets from operations	774,450	391,459	303,839
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(713,126)	(413,273)	(293,854)
Return of capital	—	(56,909)	—
Total distributions to shareholders	(713,126)	(470,182)	(293,854)
CAPITAL TRANSACTIONS:
Subscriptions	4,288,880	10,547,182	5,581,015
Redemptions	(3,085,263)	(2,465,720)	(1,240,518)
ETF transaction fees (See Note 5)	3,445	5,227	3,599
Net increase in net assets from capital transactions	1,207,062	8,086,889	4,344,096
Net increase in net assets	1,268,386	8,007,966	4,354,081
NET ASSETS:
Beginning of the period	8,007,966	—	—
End of the period	$9,276,352	$8,007,966	$4,354,081
SHARES TRANSACTIONS
Subscriptions	175,000	425,000	225,000
Redemptions	(125,000)	(100,000)	(50,000)
Total increase in shares outstanding	50,000	325,000	175,000

(a)	Inception date of the Fund was March 31, 2023.
(b)	Inception date of the Fund was December 29, 2023.
The accompanying notes are an integral part of these financial statements.

336

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator Premium Income 10 Barrier ETF - July		Innovator Premium Income 10 Barrier ETF - October
	Year Ended October 31, 2024	Period Ended October 31, 2023(a)	Year Ended October 31, 2024	Period Ended October 31, 2023(b)
OPERATIONS:
Net investment income	$195,513	$56,707	$211,303	$8,482
Net realized gain	379,157	—	189,794	—
Net change in unrealized depreciation	(46,548)	(72,957)	(8,900)	(15,879)
Net increase/(decrease) in net assets from operations	528,122	(16,250)	392,197	(7,397)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(367,421)	(56,707)	(398,508)	—
Return of capital	—	(34,284)	(38,351)	—
Total distributions to shareholders	(367,421)	(90,991)	(436,859)	—
CAPITAL TRANSACTIONS:
Subscriptions	5,610,915	4,954,963	1,831,100	2,978,255
Redemptions	(5,634,468)	—	—	—
ETF transaction fees (See Note 5)	5,993	2,973	1,098	2,360
Net increase (decrease) in net assets from capital transactions	(17,560)	4,957,936	1,832,198	2,980,615
Net increase in net assets	143,141	4,850,965	1,787,536	2,973,218
NET ASSETS:
Beginning of the period	4,850,695	—	2,973,218	—
End of the period	$4,993,836	$ 4,850,695	$ 4,760,754	$ 2,973,218
SHARES TRANSACTIONS
Subscriptions	225,000	200,000	75,000	125,000
Redemptions	(225,000)	—	—	—
Total increase in shares outstanding	—	200,000	75,000	125,000

(a)	Inception date of the Fund was June 30, 2023.
(b)	Inception date of the Fund was September 29, 2023.
The accompanying notes are an integral part of these financial statements.

337

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator Premium Income 15 Buffer ETF - April	Innovator Premium Income 15 Buffer ETF - January	Innovator Premium Income 15 Buffer ETF - July
	Period Ended October 31, 2024(a)	Period Ended October 31, 2024(b)	Period Ended October 31, 2024(c)
OPERATIONS:
Net investment income	$87,601	$417,456	$30,560
Net realized gain	12	109,528	8
Net change in unrealized appreciation	39,406	123,198	18,284
Net increase in net assets from operations	127,019	650,182	48,852
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(87,613)	(417,456)	(30,568)
Return to capital	(29,719)	(162,312)	(10,938)
Total distributions to shareholders	(117,332)	(579,768)	(41,506)
CAPITAL TRANSACTIONS:
Subscriptions	3,740,906	17,144,753	2,375,435
Redemptions	—	(8,618,785)	—
ETF transaction fees (See Note 5)	1,870	10,303	1,189
Net increase in net assets from capital transactions	3,742,776	8,536,271	2,376,624
Net increase in net assets	3,752,463	8,606,685	2,383,970
NET ASSETS:
Beginning of the period	—	—	—
End of the period	$ 3,752,463	$8,606,685	$ 2,383,970
SHARES TRANSACTIONS
Subscriptions	150,000	700,000	100,000
Redemptions	—	(350,000)	—
Total increase in shares outstanding	150,000	350,000	100,000

(a)	Inception date of the Fund was March 28, 2024.
(b)	Inception date of the Fund was December 29, 2023.
(c)	Inception date of the Fund was June 28, 2024.
The accompanying notes are an integral part of these financial statements.

338

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator Premium Income 15 Buffer ETF - October		Innovator Premium Income 20 Barrier ETF - April
	Year Ended October 31, 2024	Period Ended October 31, 2023(a)	Year Ended October 31, 2024	Period Ended October 31, 2023(b)
OPERATIONS:
Net investment income	$735,995	$17,869	$1,116,621	$587,432
Net realized gain/(loss)	260,585	—	(143,587)	1,402,776
Net change in unrealized appreciation/(depreciation)	(64,046)	(6,291)	944,473	(751,040)
Net increase in net assets from operations	932,534	11,578	1,917,507	1,239,168
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(735,995)	(17,869)	(1,853,369)	(1,080,306)
Return of capital	(384,786)	(18,403)	(92,364)	—
Total distributions to shareholders	(1,120,781)	(36,272)	(1,945,733)	(1,080,306)
CAPITAL TRANSACTIONS:
Subscriptions	31,731,770	7,123,752	6,180,330	33,265,223
Redemptions	(20,321,890)	—	(4,917,972)	(6,879,773)
ETF transaction fees (See Note 5)	7,387	3,562	4,954	18,911
Net increase in net assets from capital transactions	11,417,267	7,127,314	1,267,312	26,404,361
Net increase in net assets	11,229,020	7,102,620	1,239,086	26,563,223
NET ASSETS:
Beginning of the period	7,102,620	—	26,563,223	—
End of the period	$18,331,640	$ 7,102,620	$ 27,802,309	$ 26,563,223
SHARES TRANSACTIONS
Subscriptions	1,325,000	300,000	250,000	1,350,000
Redemptions	(850,000)	—	(200,000)	(275,000)
Total increase in shares outstanding	475,000	300,000	50,000	1,075,000

(a)	Inception date of the Fund was September 29, 2023.
(b)	Inception date of the Fund was March 31, 2023.
The accompanying notes are an integral part of these financial statements.

339

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator Premium Income 20 Barrier ETF - January	Innovator Premium Income 20 Barrier ETF - July
	Period Ended October 31, 2024(a)	Year Ended October 31, 2024	Period Ended October 31, 2023(b)
OPERATIONS:
Net investment income	$308,162	$1,042,539	$305,873
Net realized gain	254,497	681,896	106,570
Net change in unrealized appreciation/(depreciation)	(55,329)	332,323	(292,130)
Net increase in net assets from operations	507,330	2,056,758	120,313
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(475,592)	(1,648,086)	(305,873)
Return of capital	—	—	(164,147)
Total distributions to shareholders	(475,592)	(1,648,086)	(470,020)
CAPITAL TRANSACTIONS:
Subscriptions	10,513,835	613,607	26,733,505
Redemptions	(1,245,325)	(5,621,863)	(1,228,730)
ETF transaction fees (See Note 5)	6,807	1,761	16,761
Net increase (decrease) in net assets from capital transactions	9,275,317	(5,006,495)	25,521,536
Net increase (decrease) in net assets	9,307,055	(4,597,823)	25,171,829
NET ASSETS:
Beginning of the period	—	25,171,829	—
End of the period	$9,307,055	$ 20,574,006	$ 25,171,829
SHARES TRANSACTIONS
Subscriptions	425,000	25,000	1,075,000
Redemptions	(50,000)	(225,000)	(50,000)
Total increase/(decrease) in shares outstanding	375,000	(200,000)	1,025,000

(a)	Inception date of the Fund was December 29, 2023.
(b)	Inception date of the Fund was June 30, 2023.
The accompanying notes are an integral part of these financial statements.

340

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator Premium Income 20 Barrier ETF - October		Innovator Premium Income 30 Barrier ETF - April
	Year Ended October 31, 2024	Period Ended October 31, 2023(a)	Year Ended October 31, 2024	Period Ended October 31, 2023(b)
OPERATIONS:
Net investment income	$839,864	$30,715	$1,671,309	$1,047,609
Net realized gain/(loss)	535,491	—	(258,429)	1,609,482
Net change in unrealized appreciation/(depreciation)	(77,159)	(31,054)	1,094,253	(946,173)
Net increase/(decrease) in net assets from operations	1,298,196	(339)	2,507,133	1,710,918
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,349,404)	—	(2,449,312)	(1,667,118)
Return of capital	(99,745)	—	(30,654)	—
Total distributions to shareholders	(1,449,149)	—	(2,479,966)	(1,667,118)
CAPITAL TRANSACTIONS:
Subscriptions	11,482,487	10,717,485	3,086,138	55,458,505
Redemptions	(2,432,818)	—	(13,588,153)	(6,790,045)
ETF transaction fees (See Note 5)	7,619	6,430	7,795	41,615
Net increase (decrease) in net assets from capital transactions	9,057,288	10,723,915	(10,494,220)	48,710,075
Net increase (decrease) in net assets	8,906,335	10,723,576	(10,467,053)	48,753,875
NET ASSETS:
Beginning of the period	10,723,576	—	48,753,875	—
End of the period	$19,629,911	$ 10,723,576	$38,286,822	$ 48,753,875
SHARES TRANSACTIONS
Subscriptions	475,000	450,000	125,000	2,250,000
Redemptions	(100,000)	—	(550,000)	(275,000)
Total increase/(decrease) in shares outstanding	375,000	450,000	(425,000)	1,975,000

(a)	Inception date of the Fund was September 29, 2023.
(b)	Inception date of the Fund was March 31, 2023.
The accompanying notes are an integral part of these financial statements.

341

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator Premium Income 30 Barrier ETF - January	Innovator Premium Income 30 Barrier ETF - July
	Period Ended October 31, 2024(a)	Year Ended October 31, 2024	Period Ended October 31, 2023(b)
OPERATIONS:
Net investment income	$737,555	$1,127,715	$353,370
Net realized gain	561,690	304,439	211,538
Net change in unrealized appreciation/(depreciation)	(277,884)	339,462	(242,195)
Net increase in net assets from operations	1,021,361	1,771,616	322,713
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(982,493)	(1,554,560)	(353,370)
Return of capital	—	—	(65,989)
Total distributions to shareholders	(982,493)	(1,554,560)	(419,359)
CAPITAL TRANSACTIONS:
Subscriptions	25,959,568	621,085	32,302,587
Redemptions	(3,718,528)	(5,632,930)	(3,745,855)
ETF transaction fees (See Note 5)	22,999	2,382	27,350
Net increase (decrease) in net assets from capital transactions	22,264,039	(5,009,463)	28,584,082
Net increase (decrease) in net assets	22,302,907	(4,792,407)	28,487,436
NET ASSETS:
Beginning of the period	—	28,487,436	—
End of the period	$ 22,302,907	$ 23,695,029	$ 28,487,436
SHARES TRANSACTIONS
Subscriptions	1,050,000	25,000	1,300,000
Redemptions	(150,000)	(225,000)	(150,000)
Total increase/(decrease) in shares outstanding	900,000	(200,000)	1,150,000

(a)	Inception date of the Fund was December 29, 2023.
(b)	Inception date of the Fund was June 30, 2023.
The accompanying notes are an integral part of these financial statements.

342

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator Premium Income 30 Barrier ETF - October		Innovator Premium Income 40 Barrier ETF - April
	Year Ended October 31, 2024	Period Ended October 31, 2023(a)	Year Ended October 31, 2024	Period Ended October 31, 2023(b)
OPERATIONS:
Net investment income	$1,001,798	$36,958	$916,559	$778,051
Net realized gain/(loss)	434,868	—	(1,054,215)	1,642,320
Net change in unrealized appreciation/(depreciation)	(83,773)	(28,146)	1,377,364	(1,330,499)
Net increase in net assets from operations	1,352,893	8,812	1,239,708	1,089,872
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,419,090)	—	(1,089,774)	(1,019,234)
Return of capital	(24,164)	—	(123,719)	—
Total distributions to shareholders	(1,443,254)	—	(1,213,493)	(1,019,234)
CAPITAL TRANSACTIONS:
Subscriptions	13,244,325	13,700,488	3,079,483	43,592,020
Redemptions	(5,456,780)	—	(17,249,560)	(10,455,635)
ETF transaction fees (See Note 5)	12,418	10,960	11,480	45,152
Net increase (decrease) in net assets from capital transactions	7,799,963	13,711,448	(14,158,597)	33,181,537
Net increase (decrease) in net assets	7,709,602	13,720,260	(14,132,382)	33,252,175
NET ASSETS:
Beginning of the period	13,720,260	—	33,252,175	—
End of the period	$ 21,429,862	$ 13,720,260	$19,119,793	$33,252,175
SHARES TRANSACTIONS
Subscriptions	550,000	575,000	125,000	1,775,000
Redemptions	(225,000)	—	(700,000)	(425,000)
Total increase/(decrease) in shares outstanding	325,000	575,000	(575,000)	1,350,000

(a)	Inception date of the Fund was September 29, 2023.
(b)	Inception date of the Fund was March 31, 2023.
The accompanying notes are an integral part of these financial statements.

343

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator Premium Income 40 Barrier ETF - January	Innovator Premium Income 40 Barrier ETF - July
	Period Ended October 31, 2024(a)	Year Ended October 31, 2024	Period Ended October 31, 2023(b)
OPERATIONS:
Net investment income	$302,816	$365,933	$109,414
Net realized gain	277,389	111,615	—
Net change in unrealized appreciation/(depreciation)	(201,783)	12,241	9,390
Net increase in net assets from operations	378,422	489,789	118,804
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(335,978)	(462,240)	(114,933)
Return of capital	—	(372)	—
Total distributions to shareholders	(335,978)	(462,612)	(114,933)
CAPITAL TRANSACTIONS:
Subscriptions	14,819,088	1,869,820	8,056,353
Redemptions	(9,934,655)	(1,864,030)	—
ETF transaction fees (See Note 5)	24,753	2,748	8,056
Net increase in net assets from capital transactions	4,909,186	8,538	8,064,409
Net increase in net assets	4,951,630	35,715	8,068,280
NET ASSETS:
Beginning of the period	—	8,068,280	—
End of the period	$4,951,630	$8,103,995	$ 8,068,280
SHARES TRANSACTIONS
Subscriptions	600,000	75,000	325,000
Redemptions	(400,000)	(75,000)	—
Total increase in shares outstanding	200,000	—	325,000

(a)	Inception date of the Fund was December 29, 2023.
(b)	Inception date of the Fund was June 30, 2023.
The accompanying notes are an integral part of these financial statements.

344

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator Premium Income 40 Barrier ETF - October		Innovator Premium Income 9 Buffer ETF - April	Innovator Premium Income 9 Buffer ETF - January
	Year Ended October 31, 2024	Period Ended October 31, 2023(a)	Period Ended October 31, 2024(b)	Period Ended October 31, 2024(c)
OPERATIONS:
Net investment income	$516,375	$22,204	$44,091	$305,598
Net realized gain/(loss)	119,135	—	(2)	(85)
Net change in unrealized appreciation/(depreciation)	(65,646)	(4,560)	25,263	203,768
Net increase in net assets from operations	569,864	17,644	69,352	509,281
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(621,267)	—	(44,091)	(305,598)
Return of capital	(40,170)	—	(22,674)	(198,537)
Total distributions to shareholders	(661,437)	—	(66,765)	(504,135)
CAPITAL TRANSACTIONS:
Subscriptions	9,038,648	6,537,468	1,872,255	9,825,028
Redemptions	(3,023,600)	—	—	—
ETF transaction fees (See Note 5)	9,642	6,537	938	4,912
Net increase in net assets from capital transactions	6,024,690	6,544,005	1,873,193	9,829,940
Net increase in net assets	5,933,117	6,561,649	1,875,780	9,835,086
NET ASSETS:
Beginning of the period	6,561,649	—	—	—
End of the period	$ 12,494,766	$ 6,561,649	$ 1,875,780	$ 9,835,086
SHARES TRANSACTIONS
Subscriptions	375,000	275,000	75,000	400,000
Redemptions	(125,000)	—	—	—
Total increase in shares outstanding	250,000	275,000	75,000	400,000

(a)	Inception date of the Fund was September 29, 2023.
(b)	Inception date of the Fund was March 28, 2024.
(c)	Inception date of the Fund was December 29, 2023.
The accompanying notes are an integral part of these financial statements.

345

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator Premium Income 9 Buffer ETF - July	Innovator Premium Income 9 Buffer ETF - October
	Period Ended October 31, 2024(a)	Year Ended October 31, 2024	Period Ended October 31, 2023(b)
OPERATIONS:
Net investment income	$21,874	$566,013	$6,351
Net realized gain	7,347	259,291	—
Net change in unrealized appreciation/(depreciation)	9,350	(53,652)	(3,249)
Net increase in net assets from operations	38,571	771,652	3,102
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(22,917)	(566,757)	(6,351)
Return of capital	(8,565)	(421,974)	(8,763)
Total distributions to shareholders	(31,482)	(988,731)	(15,114)
CAPITAL TRANSACTIONS:
Subscriptions	1,782,825	28,180,740	2,373,913
Redemptions	(600,088)	(14,964,353)	—
ETF transaction fees (See Note 5)	1,014	7,037	1,187
Net increase in net assets from capital transactions	1,183,751	13,223,424	2,375,100
Net increase in net assets	1,190,840	13,006,345	2,363,088
NET ASSETS:
Beginning of the period	—	2,363,088	—
End of the period	$ 1,190,840	$15,369,433	$ 2,363,088
SHARES TRANSACTIONS
Subscriptions	75,000	1,175,000	100,000
Redemptions	(25,000)	(625,000)	—
Total increase in shares outstanding	50,000	550,000	100,000

(a)	Inception date of the Fund was June 28, 2024.
(b)	Inception date of the Fund was September 29, 2023.
The accompanying notes are an integral part of these financial statements.

346

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Equity 10 Buffer ETF - Quarterly		Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly
	Year Ended October 31, 2024	Period Ended October 31, 2023(a)	Year Ended October 31, 2024	Period Ended October 31, 2023(a)
OPERATIONS:
Net investment loss	$(803,482)	$(7,047)	$(394,565)	$(3,740)
Net realized gain	14,335,032	—	13,177,554	—
Net change in unrealized appreciation/(depreciation)	313,533	(39,080)	(345,145)	(272,401)
Net increase/(decrease) in net assets from operations	13,845,083	(46,127)	12,437,844	(276,141)
CAPITAL TRANSACTIONS:
Subscriptions	413,500,690	24,930,057	337,160,913	12,884,708
Redemptions	(195,916,748)	—	(259,951,358)	—
ETF transaction fees (See Note 5)	132,681	12,145	53,847	6,122
Net increase in net assets from capital transactions	217,716,623	24,942,202	77,263,402	12,890,830
Net increase in net assets	231,561,706	24,896,075	89,701,246	12,614,689
NET ASSETS:
Beginning of the period	24,896,075	—	12,614,689	—
End of the period	$256,457,781	$ 24,896,075	$102,315,935	$ 12,614,689
SHARES TRANSACTIONS
Subscriptions	14,875,000	975,000	11,325,000	500,000
Redemptions	(7,075,000)	—	(8,575,000)	—
Total increase in shares outstanding	7,800,000	975,000	2,750,000	500,000

(a)	Inception date of the Fund was September 29, 2023.
The accompanying notes are an integral part of these financial statements.

347

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Equity Accelerated 9 Buffer ETF - April		Innovator U.S. Equity Accelerated 9 Buffer ETF - January
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(633,029)	$(359,417)	$(697,874)	$(414,914)
Net realized gain/(loss)	9,794,031	(93,634)	9,908,977	(469,597)
Net change in unrealized appreciation	3,278,138	4,265,850	2,999,089	6,916,553
Net increase in net assets from operations	12,439,140	3,812,799	12,210,192	6,032,042
CAPITAL TRANSACTIONS:
Subscriptions	44,214,533	68,621,898	64,435,598	64,932,927
Redemptions	(43,795,260)	(18,246,527)	(61,653,173)	(13,685,163)
ETF transaction fees (See Note 5)	13,152	29,986	13,910	29,196
Net increase in net assets from capital transactions	432,425	50,405,357	2,796,335	51,276,960
Net increase in net assets	12,871,565	54,218,156	15,006,527	57,309,002
NET ASSETS:
Beginning of the year	73,824,574	19,606,418	71,608,992	14,299,990
End of the year	$86,696,139	$73,824,574	$86,615,519	$71,608,992
SHARES TRANSACTIONS
Subscriptions	1,425,000	2,475,000	2,500,000	2,850,000
Redemptions	(1,400,000)	(675,000)	(2,350,000)	(600,000)
Total increase in shares outstanding	25,000	1,800,000	150,000	2,250,000

The accompanying notes are an integral part of these financial statements.

348

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Equity Accelerated 9 Buffer ETF - July		Innovator U.S. Equity Accelerated 9 Buffer ETF - October
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(781,903)	$(376,645)	$(541,697)	$(375,089)
Net realized gain	10,377,930	2,929,233	9,128,804	8,003,982
Net change in unrealized appreciation/(depreciation)	6,030,911	(186,895)	294,071	(1,564,382)
Net increase in net assets from operations	15,626,938	2,365,693	8,881,178	6,064,511
CAPITAL TRANSACTIONS:
Subscriptions	108,804,390	52,851,067	54,093,895	37,047,377
Redemptions	(52,765,663)	(8,799,380)	(51,530,978)	(23,967,542)
ETF transaction fees (See Note 5)	45,136	26,426	9,987	13,292
Net increase in net assets from capital transactions	56,083,863	44,078,113	2,572,904	13,093,127
Net increase in net assets	71,710,801	46,443,806	11,454,082	19,157,638
NET ASSETS:
Beginning of the year	78,680,760	32,236,954	55,105,620	35,947,982
End of the year	$ 150,391,561	$ 78,680,760	$66,559,702	$55,105,620
SHARES TRANSACTIONS
Subscriptions	3,350,000	1,850,000	1,875,000	1,475,000
Redemptions	(1,650,000)	(325,000)	(1,750,000)	(925,000)
Total increase in shares outstanding	1,700,000	1,525,000	125,000	550,000

The accompanying notes are an integral part of these financial statements.

349

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Equity Accelerated ETF - April		Innovator U.S. Equity Accelerated ETF - January
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(50,121)	$(38,822)	$(62,150)	$(74,008)
Net realized gain/(loss)	906,018	(304,365)	790,226	726,222
Net change in unrealized appreciation	538,692	787,827	731,841	950,422
Net increase in net assets from operations	1,394,589	444,640	1,459,917	1,602,636
CAPITAL TRANSACTIONS:
Subscriptions	5,510,818	5,322,075	3,899,475	13,024,527
Redemptions	(4,720,943)	(3,965,260)	(700,035)	(13,466,820)
ETF transaction fees (See Note 5)	1,182	1,698	1,949	5,532
Net increase (decrease) in net assets from capital transactions	791,057	1,358,513	3,201,389	(436,761)
Net increase in net assets	2,185,646	1,803,153	4,661,306	1,165,875
NET ASSETS:
Beginning of the year	5,558,436	3,755,283	5,139,482	3,973,607
End of the year	$7,744,082	$5,558,436	$ 9,800,788	$5,139,482
SHARES TRANSACTIONS
Subscriptions	175,000	200,000	150,000	625,000
Redemptions	(150,000)	(150,000)	(25,000)	(600,000)
Total increase in shares outstanding	25,000	50,000	125,000	25,000

The accompanying notes are an integral part of these financial statements.

350

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Equity Accelerated ETF - July		Innovator U.S. Equity Accelerated ETF - October
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(70,764)	$(28,911)	$(45,696)	$(235,044)
Net realized gain	1,334,045	508,836	920,538	8,747,352
Net change in unrealized appreciation/(depreciation)	913,189	(407,750)	28,429	(1,984,681)
Net increase in net assets from operations	2,176,470	72,175	903,271	6,527,627
CAPITAL TRANSACTIONS:
Subscriptions	7,069,265	6,253,075	2,761,485	2,842,197
Redemptions	(6,899,465)	(1,174,653)	(2,212,045)	(41,296,048)
ETF transaction fees (See Note 5)	3,535	3,127	1,382	1,421
Net increase (decrease) in net assets from capital transactions	173,335	5,081,549	550,822	(38,452,430)
Net increase (decrease) in net assets	2,349,805	5,153,724	1,454,093	(31,924,803)
NET ASSETS:
Beginning of the year	8,626,171	3,472,447	3,701,802	35,626,605
End of the year	$ 10,975,976	$8,626,171	$5,155,895	$3,701,802
SHARES TRANSACTIONS
Subscriptions	225,000	225,000	100,000	125,000
Redemptions	(225,000)	(50,000)	(75,000)	(1,675,000)
Total increase/(decrease) in shares outstanding	—	175,000	25,000	(1,550,000)

The accompanying notes are an integral part of these financial statements.

351

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Equity Accelerated ETF - Quarterly		Innovator U.S. Equity Accelerated Plus ETF - April
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(462,603)	$(241,165)	$(74,700)	$(47,705)
Net realized gain/(loss)	14,852,498	2,120,930	1,651,725	(483,417)
Net change in unrealized appreciation/(depreciation)	1,113,741	(1,997,427)	411,184	883,890
Net increase/(decrease) in net assets from operations	15,503,636	(117,662)	1,988,209	352,768
CAPITAL TRANSACTIONS:
Subscriptions	125,791,113	71,891,918	5,516,193	7,557,672
Redemptions	(166,359,065)	(6,722,050)	(6,987,323)	(1,243,795)
ETF transaction fees (See Note 5)	10,078	35,946	2,758	3,778
Net increase (decrease) in net assets from capital transactions	(40,557,874)	65,205,814	(1,468,372)	6,317,655
Net increase (decrease) in net assets	(25,054,238)	65,088,152	519,837	6,670,423
NET ASSETS:
Beginning of the year	76,528,237	11,440,085	10,405,309	3,734,886
End of the year	$51,473,999	$ 76,528,237	$ 10,925,146	$ 10,405,309
SHARES TRANSACTIONS
Subscriptions	3,825,000	2,575,000	175,000	275,000
Redemptions	(5,175,000)	(250,000)	(225,000)	(50,000)
Total increase/(decrease) in shares outstanding	(1,350,000)	2,325,000	(50,000)	225,000

The accompanying notes are an integral part of these financial statements.

352

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Equity Accelerated Plus ETF - January		Innovator U.S. Equity Accelerated Plus ETF - July
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(141,037)	$(97,330)	$(92,490)	$(106,215)
Net realized gain/(loss)	4,753,048	(804,045)	2,147,810	2,302,988
Net change in unrealized appreciation/(depreciation)	(1,558,413)	2,652,461	1,149,829	(868,795)
Net increase in net assets from operations	3,053,598	1,751,086	3,205,149	1,327,978
CAPITAL TRANSACTIONS:
Subscriptions	19,466,145	1,450,453	4,599,528	8,926,552
Redemptions	(23,852,903)	(2,835,024)	(12,049,255)	(7,249,517)
ETF transaction fees (See Note 5)	7,926	7,254	2,299	4,463
Net increase (decrease) in net assets from capital transactions	(4,378,832)	11,680,683	(7,447,428)	1,681,498
Net increase (decrease) in net assets	(1,325,234)	13,431,769	(4,242,279)	3,009,476
NET ASSETS:
Beginning of the year	18,399,087	4,967,318	15,712,060	12,702,584
End of the year	$17,073,853	$ 18,399,087	$11,469,781	$ 15,712,060
SHARES TRANSACTIONS
Subscriptions	775,000	675,000	150,000	325,000
Reinvestments	—	—	—	(275,000)
Redemptions	(950,000)	(125,000)	(400,000)	—
Total increase/(decrease) in shares outstanding	(175,000)	550,000	(250,000)	50,000

The accompanying notes are an integral part of these financial statements.

353

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Equity Accelerated Plus ETF - October		Innovator U.S. Equity Buffer ETF - April
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(134,067)	$(144,715)	$(1,728,319)	$(1,135,327)
Net realized gain	2,910,752	4,017,329	32,709,284	1,989,416
Net change in unrealized appreciation/(depreciation)	116,206	(872,681)	14,762,078	14,617,756
Net increase in net assets from operations	2,892,891	2,999,933	45,743,043	15,471,845
CAPITAL TRANSACTIONS:
Subscriptions	9,953,730	7,815,832	317,571,590	170,550,915
Redemptions	(11,273,453)	(13,203,575)	(253,776,055)	(150,222,185)
ETF transaction fees (See Note 5)	4,619	3,908	93,210	36,941
Net increase (decrease) in net assets from capital transactions	(1,315,104)	(5,383,835)	63,888,745	20,365,671
Net increase (decrease) in net assets	1,577,787	(2,383,902)	109,631,788	35,837,516
NET ASSETS:
Beginning of the year	12,724,281	15,108,183	151,432,693	115,595,177
End of the year	$14,302,068	$12,724,281	$261,064,481	$151,432,693
SHARES TRANSACTIONS
Subscriptions	375,000	350,000	7,950,000	5,225,000
Redemptions	(400,000)	(550,000)	(6,300,000)	(4,575,000)
Total increase/(decrease) in shares outstanding	(25,000)	(200,000)	1,650,000	650,000

The accompanying notes are an integral part of these financial statements.

354

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Equity Buffer ETF - August		Innovator U.S. Equity Buffer ETF - December
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(1,455,940)	$(1,075,089)	$(1,058,420)	$(807,279)
Net realized gain	37,881,150	16,146,420	16,358,443	1,991,153
Net change in unrealized appreciation/(depreciation)	15,344,375	(5,802,099)	13,924,979	6,922,579
Net increase in net assets from operations	51,769,585	9,269,232	29,225,002	8,106,453
CAPITAL TRANSACTIONS:
Subscriptions	266,431,185	262,266,050	78,823,845	113,316,305
Redemptions	(319,499,578)	(192,343,482)	(78,504,228)	(129,265,390)
ETF transaction fees (See Note 5)	78,368	91,677	29,312	50,366
Net increase (decrease) in net assets from capital transactions	(52,990,025)	70,014,245	348,929	(15,898,719)
Net increase (decrease) in net assets	(1,220,440)	79,283,477	29,573,931	(7,792,266)
NET ASSETS:
Beginning of the year	182,037,164	102,753,687	95,929,749	103,722,015
End of the year	$180,816,724	$182,037,164	$ 125,503,680	$95,929,749
SHARES TRANSACTIONS
Subscriptions	6,900,000	7,875,000	2,100,000	3,475,000
Redemptions	(8,250,000)	(5,700,000)	(2,000,000)	(3,950,000)
Total increase/(decrease) in shares outstanding	(1,350,000)	2,175,000	100,000	(475,000)

The accompanying notes are an integral part of these financial statements.

355

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Equity Buffer ETF - February		Innovator U.S. Equity Buffer ETF - January
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(1,306,303)	$(782,268)	$(1,867,713)	$(1,284,075)
Net realized gain/(loss)	27,836,603	1,873,964	37,606,489	(8,360,945)
Net change in unrealized appreciation	7,683,465	9,006,440	19,865,310	24,725,731
Net increase in net assets from operations	34,213,765	10,098,136	55,604,086	15,080,711
CAPITAL TRANSACTIONS:
Subscriptions	193,825,920	93,931,975	115,776,730	127,283,770
Redemptions	(196,881,068)	(72,996,860)	(66,782,125)	(136,578,385)
ETF transaction fees (See Note 5)	80,297	35,502	62,492	38,409
Net increase (decrease) in net assets from capital transactions	(2,974,851)	20,970,617	49,057,097	(9,256,206)
Net increase in net assets	31,238,914	31,068,753	104,661,183	5,824,505
NET ASSETS:
Beginning of the year	99,928,989	68,860,236	148,460,327	142,635,822
End of the year	$131,167,903	$99,928,989	$ 253,121,510	$148,460,327
SHARES TRANSACTIONS
Subscriptions	5,100,000	2,975,000	2,825,000	3,775,000
Redemptions	(5,025,000)	(2,250,000)	(1,525,000)	(3,950,000)
Total increase/(decrease) in shares outstanding	75,000	725,000	1,300,000	(175,000)

The accompanying notes are an integral part of these financial statements.

356

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Equity Buffer ETF - July		Innovator U.S. Equity Buffer ETF - June
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(2,098,208)	$(1,609,994)	$(914,625)	$(957,868)
Net realized gain	53,610,275	26,342,746	18,155,149	5,814,503
Net change in unrealized appreciation/(depreciation)	23,595,893	(18,369,687)	7,720,227	3,770,913
Net increase in net assets from operations	75,107,960	6,363,065	24,960,751	8,627,548
CAPITAL TRANSACTIONS:
Subscriptions	310,759,265	296,289,177	88,533,000	319,119,125
Redemptions	(467,785,285)	(131,517,565)	(63,623,302)	(303,292,985)
ETF transaction fees (See Note 5)	69,088	139,462	36,195	102,883
Net increase (decrease) in net assets from capital transactions	(156,956,932)	164,911,074	24,945,893	15,929,023
Net increase (decrease) in net assets	(81,848,972)	171,274,139	49,906,644	24,556,571
NET ASSETS:
Beginning of the year	341,615,250	170,341,111	101,030,807	76,474,236
End of the year	$259,766,278	$341,615,250	$ 150,937,451	$101,030,807
SHARES TRANSACTIONS
Subscriptions	7,475,000	8,500,000	2,300,000	9,975,000
Redemptions	(11,575,000)	(3,950,000)	(1,700,000)	(9,350,000)
Total increase/(decrease) in shares outstanding	(4,100,000)	4,550,000	600,000	625,000

The accompanying notes are an integral part of these financial statements.

357

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Equity Buffer ETF - March		Innovator U.S. Equity Buffer ETF - May
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(1,181,413)	$(706,520)	$(979,262)	$(1,100,065)
Net realized gain	20,290,038	1,432,078	21,425,048	2,873,474
Net change in unrealized appreciation	10,441,049	9,734,259	10,126,715	6,358,957
Net increase in net assets from operations	29,549,674	10,459,817	30,572,501	8,132,366
CAPITAL TRANSACTIONS:
Subscriptions	155,801,735	74,164,290	91,072,963	96,013,247
Redemptions	(98,987,618)	(73,749,233)	(101,731,158)	(169,099,124)
ETF transaction fees (See Note 5)	55,103	26,006	25,418	34,861
Net increase (decrease) in net assets from capital transactions	56,869,220	441,063	(10,632,777)	(73,051,016)
Net increase (decrease) in net assets	86,418,894	1,090,088	19,939,724	(64,918,650)
NET ASSETS:
Beginning of the year	87,535,884	76,635,004	110,939,657	175,858,307
End of the year	$ 173,954,778	$87,535,884	$130,879,381	$110,939,657
SHARES TRANSACTIONS
Subscriptions	3,800,000	2,200,000	2,525,000	3,200,000
Redemptions	(2,375,000)	(2,150,000)	(2,825,000)	(5,625,000)
Total increase/(decrease) in shares outstanding	1,425,000	50,000	(300,000)	(2,425,000)

The accompanying notes are an integral part of these financial statements.

358

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Equity Buffer ETF - November		Innovator U.S. Equity Buffer ETF - October
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(831,788)	$(914,440)	$(1,399,085)	$(1,434,814)
Net realized gain	19,704,381	13,481,455	33,423,560	32,757,483
Net change in unrealized appreciation/(depreciation)	(1,481)	(3,396)	1,341,009	(12,481,798)
Net increase in net assets from operations	18,871,112	12,563,619	33,365,484	18,840,871
CAPITAL TRANSACTIONS:
Subscriptions	166,713,030	100,042,130	82,389,437	163,680,488
Redemptions	(169,963,887)	(90,434,823)	(53,975,515)	(237,622,715)
ETF transaction fees (See Note 5)	31,137	42,710	42,237	29,508
Net increase (decrease) in net assets from capital transactions	(3,219,720)	9,650,017	28,456,159	(73,912,719)
Net increase (decrease) in net assets	15,651,392	22,213,636	61,821,643	(55,071,848)
NET ASSETS:
Beginning of the year	83,924,063	61,710,427	171,230,033	226,301,881
End of the year	$99,575,455	$83,924,063	$ 233,051,676	$171,230,033
SHARES TRANSACTIONS
Subscriptions	4,475,000	3,325,000	1,975,000	4,550,000
Redemptions	(4,500,000)	(2,775,000)	(1,350,000)	(6,850,000)
Total increase/(decrease) in shares outstanding	(25,000)	550,000	625,000	(2,300,000)

The accompanying notes are an integral part of these financial statements.

359

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Equity Buffer ETF - September		Innovator U.S. Equity Power Buffer ETF - April
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(1,273,329)	$(1,305,348)	$(5,919,620)	$(3,906,687)
Net realized gain	30,753,415	21,146,328	100,344,365	9,735,826
Net change in unrealized appreciation/(depreciation)	10,656,812	(5,823,819)	32,421,643	32,251,088
Net increase in net assets from operations	40,136,898	14,017,161	126,846,388	38,080,227
CAPITAL TRANSACTIONS:
Subscriptions	177,678,875	129,468,422	1,061,857,410	733,077,275
Redemptions	(193,763,215)	(131,462,895)	(982,516,452)	(500,144,450)
ETF transaction fees (See Note 5)	36,808	37,444	299,395	257,053
Net increase (decrease) in net assets from capital transactions	(16,047,532)	(1,957,029)	79,640,353	233,189,878
Net increase in net assets	24,089,366	12,060,132	206,486,741	271,270,105
NET ASSETS:
Beginning of the year	178,108,662	166,048,530	579,804,045	308,533,940
End of the year	$202,198,028	$178,108,662	$786,290,786	$579,804,045
SHARES TRANSACTIONS
Subscriptions	4,300,000	3,800,000	31,750,000	24,950,000
Redemptions	(4,850,000)	(3,900,000)	(29,000,000)	(16,875,000)
Total increase/(decrease) in shares outstanding	(550,000)	(100,000)	2,750,000	8,075,000

The accompanying notes are an integral part of these financial statements.

360

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Equity Power Buffer ETF - August		Innovator U.S. Equity Power Buffer ETF - December
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(6,417,701)	$(4,714,134)	$(6,065,249)	$(4,811,464)
Net realized gain	124,891,428	60,085,142	81,107,406	17,702,855
Net change in unrealized appreciation/(depreciation)	60,964,354	(26,071,417)	64,372,407	23,313,113
Net increase in net assets from operations	179,438,081	29,299,591	139,414,564	36,204,504
CAPITAL TRANSACTIONS:
Subscriptions	778,845,285	1,071,320,288	705,086,003	665,060,360
Redemptions	(992,823,910)	(650,463,435)	(670,079,668)	(346,315,393)
ETF transaction fees (See Note 5)	206,025	352,859	154,540	332,737
Net increase (decrease) in net assets from capital transactions	(213,772,600)	421,209,712	35,160,875	319,077,704
Net increase (decrease) in net assets	(34,334,519)	450,509,303	174,575,439	355,282,208
NET ASSETS:
Beginning of the year	886,281,097	435,771,794	563,210,839	207,928,631
End of the year	$851,946,578	$886,281,097	$737,786,278	$563,210,839
SHARES TRANSACTIONS
Subscriptions	21,475,000	34,125,000	20,550,000	21,725,000
Redemptions	(27,775,000)	(20,700,000)	(19,200,000)	(10,850,000)
Total increase/(decrease) in shares outstanding	(6,300,000)	13,425,000	1,350,000	10,875,000

The accompanying notes are an integral part of these financial statements.

361

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Equity Power Buffer ETF - February		Innovator U.S. Equity Power Buffer ETF - January
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(5,050,512)	$(3,643,969)	$(7,918,303)	$(4,696,304)
Net realized gain/(loss)	75,630,172	15,820,131	122,012,265	(202,936)
Net change in unrealized appreciation	36,268,953	22,836,992	57,398,575	63,870,797
Net increase in net assets from operations	106,848,613	35,013,154	171,492,537	58,971,557
CAPITAL TRANSACTIONS:
Subscriptions	651,569,928	524,558,752	798,596,213	498,598,470
Redemptions	(556,883,817)	(356,410,367)	(553,046,820)	(437,078,503)
ETF transaction fees (See Note 5)	228,595	224,510	374,854	179,283
Net increase in net assets from capital transactions	94,914,706	168,372,895	245,924,247	61,699,250
Net increase in net assets	201,763,319	203,386,049	417,416,784	12,067,087
NET ASSETS:
Beginning of the year	442,801,553	239,415,504	569,465,316	448,794,509
End of the year	$644,564,872	$442,801,553	$986,882,100	$569,465,316
SHARES TRANSACTIONS
Subscriptions	19,625,000	18,050,000	21,450,000	15,575,000
Redemptions	(16,525,000)	(11,900,000)	(14,250,000)	(13,350,000)
Total increase in shares outstanding	3,100,000	6,150,000	7,200,000	2,225,000

The accompanying notes are an integral part of these financial statements.

362

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Equity Power Buffer ETF - July		Innovator U.S. Equity Power Buffer ETF - June
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(7,140,660)	$(4,907,187)	$(4,337,477)	$(3,513,582)
Net realized gain	128,851,458	73,127,718	73,085,974	10,415,737
Net change in unrealized appreciation/(depreciation)	60,280,662	(34,421,386)	24,677,740	11,807,363
Net increase in net assets from operations	181,991,460	33,799,145	93,426,237	18,709,518
CAPITAL TRANSACTIONS:
Subscriptions	873,921,443	988,712,938	400,251,342	417,323,715
Redemptions	(1,084,317,178)	(527,322,722)	(400,990,445)	(259,167,067)
ETF transaction fees (See Note 5)	194,525	356,183	160,663	166,518
Net increase (decrease) in net assets from capital transactions	(210,201,210)	461,746,399	(578,440)	158,323,166
Net increase (decrease) in net assets	(28,209,750)	495,545,544	92,847,797	177,032,684
NET ASSETS:
Beginning of the year	999,373,718	503,828,174	521,397,970	344,365,286
End of the year	$971,163,968	$999,373,718	$614,245,767	$521,397,970
SHARES TRANSACTIONS
Subscriptions	22,600,000	29,225,000	11,450,000	13,575,000
Redemptions	(28,475,000)	(16,075,000)	(11,550,000)	(8,375,000)
Total increase/(decrease) in shares outstanding	(5,875,000)	13,150,000	(100,000)	5,200,000

The accompanying notes are an integral part of these financial statements.

363

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Equity Power Buffer ETF - March		Innovator U.S. Equity Power Buffer ETF - May
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(4,242,195)	$(2,801,854)	$(3,986,182)	$(3,638,316)
Net realized gain	66,929,271	7,234,131	67,788,753	4,920,923
Net change in unrealized appreciation	21,684,378	28,934,732	30,590,734	17,019,668
Net increase in net assets from operations	84,371,454	33,367,009	94,393,305	18,302,275
CAPITAL TRANSACTIONS:
Subscriptions	580,930,233	489,466,240	275,554,055	583,967,935
Redemptions	(485,770,238)	(371,858,568)	(266,538,275)	(536,440,747)
ETF transaction fees (See Note 5)	222,954	157,244	92,263	266,042
Net increase in net assets from capital transactions	95,382,949	117,764,916	9,108,043	47,793,230
Net increase in net assets	179,754,403	151,131,925	103,501,348	66,095,505
NET ASSETS:
Beginning of the year	377,427,113	2,226,295,188	459,062,668	392,967,163
End of the year	$557,181,516	$377,427,113	$562,564,016	$459,062,668
SHARES TRANSACTIONS
Subscriptions	16,000,000	15,600,000	8,400,000	20,375,000
Redemptions	(13,175,000)	(11,675,000)	(8,150,000)	(18,675,000)
Total increase in shares outstanding	2,825,000	3,925,000	250,000	1,700,000

The accompanying notes are an integral part of these financial statements.

364

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Equity Power Buffer ETF - November		Innovator U.S. Equity Power Buffer ETF - October
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(5,742,063)	$(5,777,422)	$(5,308,952)	$(4,205,011)
Net realized gain	109,320,411	66,604,930	103,921,950	97,089,031
Net change in unrealized appreciation/(depreciation)	1,955	(56,574)	2,175,660	(26,358,515)
Net increase in net assets from operations	103,580,303	60,770,934	100,788,658	66,525,505
CAPITAL TRANSACTIONS:
Subscriptions	240,845,755	1,112,516,447	342,823,845	595,582,417
Redemptions	(298,381,665)	(867,577,250)	(322,149,203)	(586,065,137)
ETF transaction fees (See Note 5)	130,628	282,860	154,160	222,960
Net increase (decrease) in net assets from capital transactions	(57,405,282)	245,222,057	20,828,802	9,740,240
Net increase in net assets	46,175,021	305,992,991	121,617,460	76,265,745
NET ASSETS:
Beginning of the year	623,382,145	317,389,154	725,753,713	649,487,968
End of the year	$669,557,166	$623,382,145	$847,371,173	$725,753,713
SHARES TRANSACTIONS
Subscriptions	7,000,000	35,675,000	8,900,000	17,725,000
Redemptions	(8,275,000)	(26,925,000)	(8,625,000)	(17,975,000)
Total increase/(decrease) in shares outstanding	(1,275,000)	8,750,000	275,000	(250,000)

The accompanying notes are an integral part of these financial statements.

365

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Equity Power Buffer ETF - September		Innovator U.S. Equity Ultra Buffer ETF - April
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(5,776,890)	$(4,723,488)	$(1,071,833)	$(1,098,526)
Net realized gain	104,845,189	86,098,794	16,656,956	4,060,174
Net change in unrealized appreciation/(depreciation)	34,757,656	(19,439,458)	7,470,938	2,548,462
Net increase in net assets from operations	133,825,955	61,935,848	23,056,061	5,510,110
CAPITAL TRANSACTIONS:
Subscriptions	776,809,583	848,288,787	203,985,603	284,210,560
Redemptions	(710,801,160)	(766,332,245)	(175,750,133)	(317,150,238)
ETF transaction fees (See Note 5)	151,471	206,744	71,403	77,121
Net increase (decrease) in net assets from capital transactions	66,159,894	82,163,286	28,306,873	(32,862,557)
Net increase (decrease) in net assets	199,985,849	144,099,134	51,362,934	(27,352,447)
NET ASSETS:
Beginning of the year	691,242,263	547,143,129	95,533,113	122,885,560
End of the year	$891,228,112	$691,242,263	$146,896,047	$95,533,113
SHARES TRANSACTIONS
Subscriptions	20,600,000	26,475,000	7,275,000	11,400,000
Redemptions	(18,925,000)	(23,700,000)	(6,150,000)	(12,600,000)
Total increase/(decrease) in shares outstanding	1,675,000	2,775,000	1,125,000	(1,200,000)

The accompanying notes are an integral part of these financial statements.

366

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - August		Innovator U.S. Equity Ultra Buffer ETF - December
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(2,091,054)	$(957,627)	$(627,432)	$(673,474)
Net realized gain	51,296,689	12,107,936	9,047,858	2,775,109
Net change in unrealized appreciation/(depreciation)	16,669,946	(8,227,601)	7,275,919	2,530,124
Net increase in net assets from operations	65,875,581	2,922,708	15,696,345	4,631,759
CAPITAL TRANSACTIONS:
Subscriptions	346,550,260	412,903,672	84,006,338	124,998,823
Redemptions	(523,726,115)	(154,422,560)	(98,073,543)	(106,342,178)
ETF transaction fees (See Note 5)	116,386	180,017	16,425	58,046
Net increase (decrease) in net assets from capital transactions	(177,059,469)	258,661,129	(14,050,780)	18,714,691
Net increase (decrease) in net assets	(111,183,888)	261,583,837	1,645,565	23,346,450
NET ASSETS:
Beginning of the year	343,891,363	82,307,526	69,657,792	46,311,342
End of the year	$232,707,475	$343,891,363	$71,303,357	$69,657,792
SHARES TRANSACTIONS
Subscriptions	10,725,000	14,425,000	2,675,000	4,475,000
Redemptions	(16,200,000)	(5,425,000)	(3,075,000)	(3,700,000)
Total increase/(decrease) in shares outstanding	(5,475,000)	9,000,000	(400,000)	775,000

The accompanying notes are an integral part of these financial statements.

367

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - February		Innovator U.S. Equity Ultra Buffer ETF - January
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(555,128)	$(561,118)	$(1,296,002)	$(1,296,694)
Net realized gain/(loss)	10,579,393	(90,548)	21,909,610	16,884
Net change in unrealized appreciation	2,105,963	4,298,856	6,227,954	16,701,245
Net increase in net assets from operations	12,130,228	3,647,190	26,841,562	15,421,435
CAPITAL TRANSACTIONS:
Subscriptions	66,794,875	83,759,859	89,900,205	151,614,790
Redemptions	(72,106,215)	(91,340,087)	(72,223,125)	(334,857,225)
ETF transaction fees (See Note 5)	26,739	33,559	45,450	47,304
Net increase (decrease) in net assets from capital transactions	(5,284,601)	(7,546,659)	17,722,530	(183,195,131)
Net increase (decrease) in net assets	6,845,627	(3,899,469)	44,564,092	(167,773,696)
NET ASSETS:
Beginning of the year	49,458,093	53,357,562	115,864,183	283,637,879
End of the year	$56,303,720	$49,458,093	$ 160,428,275	$115,864,183
SHARES TRANSACTIONS
Subscriptions	2,225,000	3,175,000	2,600,000	5,100,000
Redemptions	(2,325,000)	(3,375,000)	(2,000,000)	(11,100,000)
Total increase/(decrease) in shares outstanding	(100,000)	(200,000)	600,000	(6,000,000)

The accompanying notes are an integral part of these financial statements.

368

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - July		Innovator U.S. Equity Ultra Buffer ETF - June
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(864,599)	$(714,624)	$(571,323)	$(676,027)
Net realized gain	13,993,450	8,229,827	8,739,978	4,731,034
Net change in unrealized appreciation/(depreciation)	10,121,351	(6,333,218)	4,264,531	519,503
Net increase in net assets from operations	23,250,202	1,181,985	12,433,186	4,574,510
CAPITAL TRANSACTIONS:
Subscriptions	123,246,663	139,395,697	58,381,675	76,443,600
Redemptions	(163,771,833)	(52,670,440)	(53,867,508)	(121,810,847)
ETF transaction fees (See Note 5)	55,880	67,035	25,707	44,435
Net increase (decrease) in net assets from capital transactions	(40,469,290)	86,792,292	4,539,874	(45,322,812)
Net increase (decrease) in net assets	(17,219,088)	87,974,277	16,973,060	(40,748,302)
NET ASSETS:
Beginning of the year	161,623,921	73,649,644	74,111,836	114,860,138
End of the year	$144,404,833	$ 161,623,921	$91,084,896	$74,111,836
SHARES TRANSACTIONS
Subscriptions	3,775,000	4,850,000	1,850,000	2,775,000
Redemptions	(5,300,000)	(1,925,000)	(1,750,000)	(4,400,000)
Total increase/(decrease) in shares outstanding	(1,525,000)	2,925,000	100,000	(1,625,000)

The accompanying notes are an integral part of these financial statements.

369

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - March		Innovator U.S. Equity Ultra Buffer ETF - May
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(783,753)	$(569,027)	$(461,340)	$(674,151)
Net realized gain/(loss)	11,448,113	(738,413)	8,729,156	4,644,961
Net change in unrealized appreciation	4,467,664	4,409,711	2,853,483	140,810
Net increase in net assets from operations	15,132,024	3,102,271	11,121,299	4,111,620
CAPITAL TRANSACTIONS:
Subscriptions	131,336,658	178,510,980	27,887,467	94,363,725
Redemptions	(109,593,045)	(206,099,725)	(47,791,576)	(136,405,330)
ETF transaction fees (See Note 5)	68,204	47,610	15,535	43,587
Net increase (decrease) in net assets from capital transactions	21,811,817	(27,541,135)	(19,888,574)	(41,998,018)
Net increase (decrease) in net assets	36,943,841	(24,438,864)	(8,767,275)	(37,886,398)
NET ASSETS:
Beginning of the year	44,967,102	69,405,966	61,507,186	99,393,584
End of the year	$81,910,943	$44,967,102	$52,739,911	$61,507,186
SHARES TRANSACTIONS
Subscriptions	4,075,000	6,300,000	900,000	3,550,000
Redemptions	(3,250,000)	(7,225,000)	(1,550,000)	(5,075,000)
Total increase/(decrease) in shares outstanding	825,000	(925,000)	(650,000)	(1,525,000)

The accompanying notes are an integral part of these financial statements.

370

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - November		Innovator U.S. Equity Ultra Buffer ETF - October
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(373,991)	$(400,221)	$(777,621)	$(755,372)
Net realized gain	6,989,006	5,528,544	14,064,054	15,400,133
Net change in unrealized appreciation/(depreciation)	(1,096)	5,694	402,600	(3,736,511)
Net increase in net assets from operations	6,613,919	5,134,017	13,689,033	10,908,250
CAPITAL TRANSACTIONS:
Subscriptions	68,120,205	23,303,373	74,464,900	70,835,078
Redemptions	(66,035,753)	(51,171,567)	(29,422,120)	(91,694,255)
ETF transaction fees (See Note 5)	15,702	15,815	30,590	25,328
Net increase (decrease) in net assets from capital transactions	2,100,154	(27,852,379)	45,073,370	(20,833,849)
Net increase (decrease) in net assets	8,714,073	(22,718,362)	58,762,403	(9,925,599)
NET ASSETS:
Beginning of the year	30,407,560	53,125,922	103,295,410	113,221,009
End of the year	$39,121,633	$30,407,560	$ 162,057,813	$ 103,295,410
SHARES TRANSACTIONS
Subscriptions	2,100,000	850,000	2,150,000	2,350,000
Redemptions	(1,975,000)	(1,750,000)	(900,000)	(3,125,000)
Total increase/(decrease) in shares outstanding	125,000	(900,000)	1,250,000	(775,000)

The accompanying notes are an integral part of these financial statements.

371

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Equity Ultra Buffer ETF - September		Innovator U.S. Small Cap 10 Buffer ETF - Quarterly
	Year Ended October 31,		Period Ended October 31, 2024(a)
	2024	2023
OPERATIONS:
Net investment loss	$(655,837)	$(843,844)	$(19,942)
Net realized gain	11,385,942	15,585,594	211,289
Net change in unrealized appreciation/(depreciation)	4,859,236	(4,544,846)	(528,351)
Net increase/(decrease) in net assets from operations	15,589,341	10,196,904	(337,004)
CAPITAL TRANSACTIONS:
Subscriptions	151,832,570	103,096,440	122,399,425
Redemptions	(93,753,956)	(182,756,658)	(6,521,355)
ETF transaction fees (See Note 5)	62,067	33,775	56,648
Net increase (decrease) in net assets from capital transactions	58,140,681	(79,626,443)	115,934,718
Net increase (decrease) in net assets	73,730,022	(69,429,539)	115,597,714
NET ASSETS:
Beginning of the period	89,556,474	158,986,013	—
End of the period	$ 163,286,496	$89,556,474	$115,597,714
SHARES TRANSACTIONS
Subscriptions	4,450,000	3,525,000	4,675,000
Redemptions	(2,825,000)	(6,475,000)	(250,000)
Total increase/(decrease) in shares outstanding	1,625,000	(2,950,000)	4,425,000

(a)	Inception date of the Fund was June 28, 2024.
The accompanying notes are an integral part of these financial statements.

372

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - April		Innovator U.S. Small Cap Power Buffer ETF - August
	Year Ended October 31,		Period Ended October 31, 2024(a)
	2024	2023
OPERATIONS:
Net investment loss	$(1,278,974)	$(981,713)	$(79,252)
Net realized gain/(loss)	26,458,169	1,303,722	(948,867)
Net change in unrealized appreciation/(depreciation)	9,264,057	(1,383,610)	(480,684)
Net increase/(decrease) in net assets from operations	34,443,252	(1,061,601)	(1,508,803)
CAPITAL TRANSACTIONS:
Subscriptions	166,184,638	14,651,190	142,918,575
Redemptions	(173,329,973)	(77,758,249)	(72,690,103)
ETF transaction fees (See Note 5)	64,354	59,475	70,838
Net increase (decrease) in net assets from capital transactions	(7,080,981)	68,813,126	70,299,310
Net increase in net assets	27,362,271	67,751,525	68,790,507
NET ASSETS:
Beginning of the period	152,606,248	84,854,723	—
End of the period	$179,968,519	$ 152,606,248	$68,790,507
SHARES TRANSACTIONS
Subscriptions	5,400,000	5,550,000	5,825,000
Redemptions	(5,750,000)	(2,950,000)	(3,050,000)
Total increase/(decrease) in shares outstanding	(350,000)	2,600,000	2,775,000

(a)	Inception date of the Fund was July 31, 2024.
The accompanying notes are an integral part of these financial statements.

373

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - January		Innovator U.S. Small Cap Power Buffer ETF - July
	Year Ended October 31,		Year Ended October 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment loss	$(2,795,281)	$(1,116,527)	$(1,220,104)	$(851,437)
Net realized gain/(loss)	29,615,020	(3,340,443)	13,518,514	7,140,919
Net change in unrealized appreciation/(depreciation)	28,586,578	1,661,439	19,335,926	(16,117,092)
Net increase/(decrease) in net assets from operations	55,406,317	(2,795,531)	31,634,336	(9,827,610)
CAPITAL TRANSACTIONS:
Subscriptions	319,712,498	185,814,923	50,370,910	157,073,437
Redemptions	(114,577,645)	—	(110,570,810)	(42,324,790)
ETF transaction fees (See Note 5)	166,299	97,328	28,291	89,092
Net increase (decrease) in net assets from capital transactions	205,301,152	63,869,196	(60,171,609)	114,837,739
Net increase (decrease) in net assets	260,707,469	61,073,665	(28,537,273)	105,010,129
NET ASSETS:
Beginning of the year	140,564,604	79,490,939	183,345,005	78,334,876
End of the year	$401,272,073	$ 140,564,604	$154,807,732	$ 183,345,005
SHARES TRANSACTIONS
Subscriptions	9,450,000	6,075,000	1,850,000	6,100,000
Redemptions	(3,300,000)	(3,950,000)	(4,100,000)	(1,700,000)
Total increase/(decrease) in shares outstanding	6,150,000	2,125,000	(2,250,000)	4,400,000

The accompanying notes are an integral part of these financial statements.

374

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

	Innovator U.S. Small Cap Power Buffer ETF - June	Innovator U.S. Small Cap Power Buffer ETF - November	Innovator U.S. Small Cap Power Buffer ETF - October
	Period Ended October 31, 2024(a)	Period Ended October 31, 2024(b)	Year Ended October 31,
			2024	2023
OPERATIONS:
Net investment loss	$(33,304)	$—	$(680,218)	$(581,494)
Net realized gain	150,984	—	15,176,305	6,231,567
Net change in unrealized appreciation/(depreciation)	483,810	(368)	1,182,572	(4,832,149)
Net increase/(decrease) in net assets from operations	601,490	(368)	15,678,659	817,924
CAPITAL TRANSACTIONS:
Subscriptions	11,947,520	1,253,500	83,665,480	37,374,918
Redemptions	(1,971,345)	—	(17,139,555)	(45,181,015)
ETF transaction fees (See Note 5)	5,340	—	25,863	29,317
Net increase (decrease) in net assets from capital transactions	9,981,515	1,253,500	66,551,788	(7,776,780)
Net increase (decrease) in net assets	10,583,005	1,253,132	82,230,447	(6,958,856)
NET ASSETS:
Beginning of the period	—	—	65,978,639	72,937,495
End of the period	$ 10,583,005	$ 1,253,132	$ 148,209,086	$65,978,639
SHARES TRANSACTIONS
Subscriptions	475,000	50,000	2,850,000	1,475,000
Redemptions	(75,000)	—	(600,000)	(1,675,000)
Total increase/(decrease) in shares outstanding	400,000	50,000	2,250,000	(200,000)

(a)	Inception date of the Fund was May 31, 2024.
(b)	Inception date of the Fund was October 31, 2024.
The accompanying notes are an integral part of these financial statements.

375

INNOVATOR ETFs TRUST
Statements of Changes in Net Assets(Continued)

Innovator U.S. Small Cap Power Buffer ETF - September
Period Ended October 31, 2024(a)
OPERATIONS:
Net investment loss	$(19,259)
Net realized loss	—
Net change in unrealized appreciation	146,159
Net increase in net assets from operations	126,899
CAPITAL TRANSACTIONS:
Subscriptions	18,852,020
ETF transaction fees (See Note 5)	8,793
Net increase in net assets from capital transactions	18,860,813
Net increase in net assets	18,987,712
NET ASSETS:
Beginning of the period	—
End of the period	$ 18,987,712
SHARES TRANSACTIONS
Subscriptions	750,000
Total increase in shares outstanding	750,000

(a)	Inception date of the Fund was August 30, 2024.
The accompanying notes are an integral part of these financial statements.

376

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS

		Investment Operations:			Less Distribuitons From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	From Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
10/31/2024	$18.66	$(0.16)	$1.78	$1.62	$ —	$—	$ —	$—
10/31/2023	$19.85	(0.16)	(1.08)	(1.24)	—	—	—	—
10/31/2022	$23.72	(0.17)	(3.74)	(3.91)	—	—	—	—
10/31/2021	$24.43	(0.19)	(0.56)	(0.75)	—	—	—	—
10/31/2020(e)	$24.87	(0.04)	(0.42)	(0.46)	—	—	—	—
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
10/31/2024	$17.80	(0.15)	2.51	2.36	—	—	—	—
10/31/2023	$18.67	(0.15)	(0.73)	(0.88)	—	—	—	—
10/31/2022	$24.46	(0.17)	(5.67)	(5.84)	—	—	—	—
10/31/2021	$24.32	(0.17)	0.30	0.13	—	—	—	—
10/31/2020(e)	$24.87	(0.04)	(0.52)	(0.56)	—	—	—	—
Innovator Defined Wealth Shield ETF
10/31/2024	$27.78	(0.20)	3.25	3.05	—	—	—	—
10/31/2023	$26.17	(0.19)	1.79	1.60	—	—	—	—
10/31/2022	$25.86	(0.18)	0.46	0.28	—	—	—	—
10/31/2021(g)	$25.69	(0.06)	0.20	0.14	—	—	—	—
Innovator Emerging Markets 10 Buffer ETF - Quarterly
10/31/2024(h)	$24.99	(0.08)	0.60	0.52	—	—	—	—
Innovator Emerging Markets Power Buffer ETF - April
10/31/2024	$23.63	(0.22)	3.18	2.96	—	—	—	—
10/31/2023	$21.51	(0.21)	2.32	2.11	—	—	—	—
10/31/2022	$24.75	(0.21)	(3.04)	(3.25)	—	—	—	—
10/31/2021(i)	$24.96	(0.13)	(0.10)	(0.23)	—	—	—	—
Innovator Emerging Markets Power Buffer ETF - January
10/31/2024	$26.91	(0.25)	4.20	3.95	—	—	—	—
10/31/2023	$24.58	(0.24)	2.53	2.29	—	—	—	—
10/31/2022	$29.95	(0.25)	(5.13)	(5.38)	—	—	—	—
10/31/2021	$27.26	(0.27)	2.94	2.67	—	—	—	—
10/31/2020(j)	$26.80	(0.19)	0.62	0.43	—	—	—	—
Innovator Emerging Markets Power Buffer ETF - July
10/31/2024	$22.09	(0.21)	3.31	3.10	—	—	—	—
10/31/2023	$21.22	(0.20)	1.05	0.85	—	—	—	—
10/31/2022	$25.77	(0.21)	(4.36)	(4.57)	—	—	—	—
10/31/2021	$25.60	(0.23)	0.39	0.16	—	—	—	—
10/31/2020	$25.25	(0.22)	0.71	0.49	—	(0.17)	—	(0.17)
Innovator Emerging Markets Power Buffer ETF - October
10/31/2024	$21.99	(0.21)	4.51	4.30	—	—	—	—
10/31/2023	$20.50	(0.20)	1.68	1.48	—	—	—	—
10/31/2022	$25.23	(0.20)	(4.56)	(4.76)	—	—	—	—
10/31/2021(l)	$24.99	(0.02)	0.26	0.24	—	—	—	—

See footnote definitions on pages 404-405.
The accompanying notes are an integral part of these financial statements.

377

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)

$0.02	$20.30	8.79%	$76,624	0.79%	(0.79)%	—%
$0.05	$18.66	−6.01%	$10,262	0.79%	(0.78)%	—%
$0.04	$19.85	−16.32%	$20,347	0.79%	(0.79)%	—%
$0.04	$23.72	−2.87%	$9,489	0.79%	(0.79)%	—%
$0.02	$24.43	−1.79%(f)	$3,053	0.80%	(0.80)%	—%(f)

$0.01	$20.17	13.28%	$15,125	0.79%	(0.78)%	—%
$0.01	$17.80	−4.64%	$77,440	0.79%	(0.78)%	—%
$0.05	$18.67	−23.67%	$32,204	0.79%	(0.79)%	—%
$0.01	$24.46	0.55%	$4,892	0.79%	(0.72)%	—%
$0.01	$24.32	−2.19%(f)	$5,473	0.79%	(0.79)%	—%(f)

$0.01	$30.84	11.01%	$900,618	0.69%	(0.68)%	—%
$0.01	$27.78	6.17%	$490,391	0.69%	(0.69)%	—%
$0.03	$26.17	1.21%	$256,462	0.69%	(0.69)%	—%
$0.03	$25.86	0.65%(f)	$29,088	0.69%	(0.69)%	—%(f)

$0.03	$25.54	2.25%(f)	$10,217	0.89%	(0.88)%	—%(f)

$0.01	$26.60	12.56%	$66,497	0.89%	(0.88)%	—%
$0.01	$23.63	9.84%	$58,485	0.89%	(0.88)%	—%
$0.01	$21.51	−13.08%	$30,656	0.89%	(0.89)%	—%
$0.02	$24.75	−0.84%(f)	$34,031	0.89%	(0.89)%	—%(f)

$0.02	$30.88	14.74%	$128,148	0.89%	(0.88)%	—%
$0.04	$26.91	9.50%	$264,407	0.89%	(0.87)%	—%
$0.01	$24.58	−17.93%	$55,915	0.89%	(0.89)%	—%
$0.02	$29.95	9.87%	$106,320	0.89%	(0.89)%	—%
$0.03	$27.26	1.71%(f)	$27,940	0.89%	(0.89)%	—%(f)

$—(k)	$25.19	14.00%	$86,896	0.89%	(0.88)%	—%
$0.02	$22.09	4.12%	$101,081	0.89%	(0.88)%	—%
$0.02	$21.22	−17.66%	$54,643	0.89%	(0.89)%	—%
$0.01	$25.77	0.68%	$41,237	0.89%	(0.89)%	—%
$0.03	$25.60	2.04%	$35,197	0.90%	(0.90)%	—%

$—(k)	$26.29	19.58%	$53,242	0.89%	(0.88)%	—%
$0.01	$21.99	7.24%	$42,875	0.89%	(0.88)%	—%
$0.03	$20.50	−18.75%	$25,628	0.89%	(0.89)%	—%
$—(k)	$25.23	0.98%(f)	$5,047	0.89%	(0.89)%	—%(f)

The accompanying notes are an integral part of these financial statements.

378

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distribuitons From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	From Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
Innovator Equity Defined Protection ETF - 1 Yr August
10/31/2024(m)	$24.05	$(0.05)	$0.58	$0.53	$ —	$ —	$ —	$ —
Innovator Equity Defined Protection ETF - 1 Yr July
10/31/2024(h)	$25.92	(0.07)	0.85	0.78	—	—	—	—
Innovator Equity Defined Protection ETF - 1 Yr Nov
10/31/2024(n)	$24.83	—	0.1	0.1	—	—	—	—
Innovator Equity Defined Protection ETF - 1 Yr October
10/31/2024(o)	$25.05	(0.02)	(0.03)	(0.05)	—	—	—	—
Innovator Equity Defined Protection ETF - 1 Yr September
10/31/2024(p)	$24.61	(0.03)	0.23	0.20	—	—	—	—
Innovator Equity Defined Protection ETF - 2 Yr to April 2026
10/31/2024(q)	$24.72	(0.11)	1.45	1.34	—	—	—	—
Innovator Equity Defined Protection ETF - 2 Yr to January 2026
10/31/2024(r)	$24.33	(0.16)	1.79	1.63	—	—	—	—
Innovator Equity Defined Protection ETF - 2 Yr to July 2025
10/31/2024	$24.27	(0.20)	3.39	3.19	—	—	—	—
10/31/2023(s)	$24.86	(0.05)	(0.56)	(0.61)	—	—	—	—
Innovator Equity Defined Protection ETF - 2 Yr to July 2026
10/31/2024(h)	$25.72	(0.07)	0.99	0.92	—	—	—	—
Innovator Equity Defined Protection ETF - 2 Yr to October 2026
10/31/2024(o)	$24.85	(0.02)	(0.17)	(0.19)	—	—	—	—
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct
10/31/2024(o)	$25.15	(0.02)	0.05	0.03	—	—	—	—
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul
10/31/2024(h)	$26.02	(0.07)	0.74	0.67	—	—	—	—
Innovator Growth Accelerated ETF - Quarterly
10/31/2024	$23.89	(0.22)	8.17	7.95	—	—	—	—
10/31/2023	$21.26	(0.18)	2.79	2.61	—	—	—	—
10/31/2022	$29.88	(0.20)	(8.43)	(8.63)	—	—	—	—
10/31/2021(i)	$25.53	(0.13)	4.47	4.34	—	—	—	—
Innovator Growth Accelerated Plus ETF - April
10/31/2024	$29.81	(0.26)	6.26	6.00	—	—	—	—
10/31/2023	$23.41	(0.22)	6.60	6.38	—	—	—	—
10/31/2022	$29.53	(0.22)	(5.90)	(6.12)	—	—	—	—
10/31/2021(i)	$25.53	(0.13)	4.11	3.98	—	—	—	—
Innovator Growth Accelerated Plus ETF - January
10/31/2024	$20.90	(0.18)	3.73	3.55	—	—	—	—
10/31/2023	$17.61	(0.15)	3.43	3.28	—	—	—	—
10/31/2022(t)	$25.46	(0.13)	(7.74)	(7.87)	—	—	—	—

See footnote definitions on pages 404-405.
The accompanying notes are an integral part of these financial statements.

379

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)

$0.01	$24.59	2.27%(f)	$81,159	0.79%	(0.78)%	—%(f)

$0.02	$26.72	3.10%(f)	$115,567	0.79%	(0.77)%	—%(f)

$0.01	$24.84	—	$1,242	—	—	—

$0.01	$25.01	−0.20%(f)	$69,401	0.79%	(0.80)%	—%(f)

$0.01	$24.82	0.86%(f)	$109,824	0.79%	(0.75)%	—%(f)

$0.02	$26.08	5.51%(f)	$71,723	0.79%	(0.76)%	14%(f)

$0.02	$25.98	6.80%(f)	$59,762	0.79%	(0.77)%	10%(f)

$0.01	$27.47	13.19%	$213,593	0.79%	(0.77)%	4%
$0.02	$24.27	−2.37%(f)	$197,808	0.79%	(0.79)%	7%(f)

$0.03	$26.67	3.72%(f)	$69,350	0.79%	(0.76)%	47%(f)

$0.02	$24.68	−0.73%(f)	$54,909	0.79%	(0.80)%	11%(f)

$0.01	$25.19	0.12%(f)	$75,566	0.79%	(0.81)%	—%(f)

$0.02	$26.71	2.68%(f)	$153,608	0.79%	(0.77)%	—%(f)

$0.01	$31.85	33.34%	$34,241	0.79%	(0.78)%	—%
$0.02	$23.89	12.39%	$32,847	0.79%	(0.78)%	—%
$0.01	$21.26	−28.85%	$18,067	0.79%	(0.79)%	—%
$0.01	$29.88	17.02%(f)	$15,685	0.79%	(0.79)%	—%(f)

$0.01	$35.82	20.19%	$14,330	0.79%	(0.77)%	—%
$0.02	$29.81	27.32%	$18,628	0.79%	(0.76)%	—%
$—(k)	$23.41	−20.72%	$7,023	0.79%	(0.79)%	—%
$0.02	$29.53	15.66%(f)	$18,454	0.79%	(0.79)%	—%(f)

$0.01	$24.46	17.03%	$28,738	0.79%	(0.78)%	—%
$0.01	$20.90	18.70%	$28,213	0.79%	(0.78)%	—%
$0.02	$17.61	−30.85%(f)	$4,401	0.79%	(0.79)%	—%(f)

The accompanying notes are an integral part of these financial statements.

380

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distribuitons From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	From Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
Innovator Growth Accelerated Plus ETF - July
10/31/2024	$24.34	$(0.23)	$6.73	$6.50	$ —	$—	$ —	$—
10/31/2023	$19.99	(0.18)	4.52	4.34	—	—	—	—
10/31/2022	$27.50	(0.18)	(7.35)	(7.53)	—	—	—	—
10/31/2021(g)	$25.52	(0.07)	2.05	1.98	—	—	—	—
Innovator Growth Accelerated Plus ETF - October
10/31/2024	$22.79	(0.21)	5.27	5.06	—	—	—	—
10/31/2023	$18.52	(0.17)	4.43	4.26	—	—	—	—
10/31/2022	$25.70	(0.18)	(7.01)	(7.19)	—	—	—	—
10/31/2021(l)	$24.32	(0.02)	1.40	1.38	—	—	—	—
Innovator Growth-100 Power Buffer ETF - April
10/31/2024	$41.72	(0.36)	7.28	6.92	—	—	—	—
10/31/2023	$34.67	(0.31)	7.33	7.02	—	—	—	—
10/31/2022	$38.38	(0.29)	(3.45)	(3.74)	—	—	—	—
10/31/2021	$34.93	(0.29)	3.71	3.42	—	—	—	—
10/31/2020(u)	$31.27	(0.16)	3.77	3.61	—	—	—	—
Innovator Growth-100 Power Buffer ETF - August
10/31/2024(m)	$24.31	(0.05)	0.63	0.58	—	—	—	—
Innovator Growth-100 Power Buffer ETF - January
10/31/2024	$40.87	(0.34)	6.00	5.66	—	—	—	—
10/31/2023	$35.60	(0.30)	5.56	5.26	—	—	—	—
10/31/2022	$42.07	(0.30)	(6.19)	(6.49)	—	—	—	—
10/31/2021	$37.44	(0.31)	4.91	4.60	—	—	—	—
10/31/2020(j)	$34.94	(0.24)	2.69	2.45	—	—	—	—
Innovator Growth-100 Power Buffer ETF - July
10/31/2024	$50.27	(0.44)	10.74	10.30	—	—	—	—
10/31/2023	$43.06	(0.38)	7.54	7.16	—	—	—	—
10/31/2022	$47.65	(0.35)	(4.28)	(4.63)	—	—	—	—
10/31/2021	$42.23	(0.36)	5.74	5.38	—	—	—	—
10/31/2020(v)	$40.64	(0.11)	1.67	1.56	—	—	—	—
Innovator Growth-100 Power Buffer ETF - June
10/31/2024(w)	$25.05	(0.08)	1.40	1.32	—	—	—	—
Innovator Growth-100 Power Buffer ETF - November
10/31/2024(n)	$24.97	—	—	—	—	—	—	—
Innovator Growth-100 Power Buffer ETF - October
10/31/2024	$42.13	(0.37)	7.93	7.56	—	—	—	—
10/31/2023	$35.28	(0.30)	7.12	6.82	—	—	—	—
10/31/2022	$40.07	(0.30)	(4.51)	(4.81)	—	—	—	—
10/31/2021	$33.53	(0.30)	6.82	6.52	—	—	—	—
10/31/2020	$31.70	(0.26)	2.39	2.13	—	(0.35)	—	(0.35)

See footnote definitions on pages 404-405.
The accompanying notes are an integral part of these financial statements.

381

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)

$0.01	$30.85	26.76%	$16,968	0.79%	(0.78)%	—%
$0.01	$24.34	21.75%	$17,646	0.79%	(0.78)%	—%
$0.02	$19.99	−27.30%	$17,992	0.79%	(0.79)%	—%
$—(k)	$27.50	7.75%(f)	$8,250	0.79%	(0.79)%	—%(f)

$—(k)	$27.85	22.23%	$8,356	0.79%	(0.78)%	—%
$0.01	$22.79	23.04%	$11,394	0.79%	(0.78)%	—%
$0.01	$18.52	−27.95%	$6,019	0.79%	(0.79)%	—%
$—(k)	$25.70	5.69%(f)	$2,570	0.79%	(0.82)%	—%(f)

$0.02	$48.66	16.65%	$194,646	0.79%	(0.77)%	—%
$0.03	$41.72	20.33%	$132,446	0.79%	(0.78)%	—%
$0.03	$34.67	−9.67%	$52,866	0.79%	(0.79)%	—%
$0.03	$38.38	9.87%	$41,254	0.79%	(0.79)%	—%
$0.05	$34.93	11.69%(f)	$15,717	0.79%	(0.79)%	—%(f)

$0.01	$24.90	2.43%(f)	$16,805	0.79%	(0.78)%	—%(f)

$0.02	$46.55	13.90%	$201,328	0.79%	(0.77)%	—%
$0.01	$40.87	14.79%	$77,649	0.79%	(0.78)%	—%
$0.02	$35.60	−15.37%	$82,777	0.79%	(0.79)%	—%
$0.03	$42.07	12.36%	$87,297	0.79%	(0.79)%	—%
$0.05	$37.44	7.16%(f)	$39,315	0.79%	(0.79)%	—%(f)

$0.02	$60.59	20.52%	$266,590	0.79%	(0.78)%	—%
$0.05	$50.27	16.77%	$266,454	0.79%	(0.77)%	—%
$0.04	$43.06	−9.64%	$118,404	0.79%	(0.79)%	—%
$0.04	$47.65	12.83%	$55,986	0.79%	(0.79)%	—%
$0.03	$42.23	3.91%(f)	$57,011	0.79%	(0.79)%	—%(f)

$0.02	$26.39	5.38%(f)	$27,052	0.79%	(0.77)%	—%(f)

$—	$24.97	—	$1,248	—	—	—

$0.01	$49.70	17.98%	$161,025	0.79%	(0.78)%	—%
$0.03	$42.13	19.41%	$148,284	0.79%	(0.78)%	—%
$0.02	$35.28	−11.95%	$80,965	0.79%	(0.79)%	—%
$0.02	$40.07	19.51%	$77,928	0.79%	(0.79)%	—%
$0.05	$33.53	6.92%	$40,566	0.81%	(0.81)%	—%

The accompanying notes are an integral part of these financial statements.

382

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distribuitons From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	From Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
Innovator Growth-100 Power Buffer ETF - September
10/31/2024(p)	$24.58	$(0.03)	$0.32	$0.29	$ —	$—	$ —	$—
Innovator International Developed 10 Buffer ETF - Quarterly
10/31/2024(h)	$25.02	(0.07)	0.42	0.35	—	—	—	—
Innovator International Developed Power Buffer ETF - April
10/31/2024	$23.83	(0.22)	3.77	3.55	—	—	—	—
10/31/2023	$22.46	(0.21)	1.56	1.35	—	—	—	—
10/31/2022	$25.87	(0.20)	(3.25)	(3.45)	—	—	—	—
10/31/2021(i)	$24.90	(0.13)	1.08	0.95	—	—	—	—
Innovator International Developed Power Buffer ETF - August
10/31/2024(m)	$24.87	(0.05)	(0.39)	(0.44)	—	—	—	—
Innovator International Developed Power Buffer ETF - December
10/31/2024(x)	$24.99	(0.21)	2.40	2.19	—	—	—	—
Innovator International Developed Power Buffer ETF - February
10/31/2024(y)	$25.00	(0.16)	1.44	1.28	—	—	—	—
Innovator International Developed Power Buffer ETF - January
10/31/2024	$27.13	(0.26)	4.82	4.56	—	—	—	—
10/31/2023	$24.11	(0.24)	3.24	3.00	—	—	—	—
10/31/2022	$27.04	(0.22)	(2.72)	(2.94)	—	—	—	—
10/31/2021	$23.82	(0.22)	3.43	3.21	—	—	—	—
10/31/2020(j)	$24.44	(0.17)	(0.47)	(0.64)	—	—	—	—
Innovator International Developed Power Buffer ETF - July
10/31/2024	$25.05	(0.23)	3.26	3.03	—	—	—	—
10/31/2023	$22.08	(0.21)	3.16	2.95	—	—	—	—
10/31/2022	$24.68	(0.20)	(2.42)	(2.62)	—	—	—	—
10/31/2021	$22.73	(0.21)	2.15	1.94	—	—	—	—
10/31/2020	$23.43	(0.19)	(0.30)	(0.49)	—	(0.23)	—	(0.23)
Innovator International Developed Power Buffer ETF - June
10/31/2024(w)	$25.12	(0.09)	(0.01)	(0.10)	—	—	—	—
Innovator International Developed Power Buffer ETF - March
10/31/2024(z)	$25.13	(0.15)	0.89	0.74	—	—	—	—
Innovator International Developed Power Buffer ETF - May
10/31/2024(aa)	$24.83	(0.11)	0.89	0.78	—	—	—	—
Innovator International Developed Power Buffer ETF - November
10/31/2024	$24.94	(0.24)	4.60	4.36	—	—	—	—
10/31/2023(bb)	$24.95	—	(0.01)	(0.01)	—	—	—	—

See footnote definitions on pages 404-405.
The accompanying notes are an integral part of these financial statements.

383

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)

$0.02	$24.89	1.26%(f)	$36,083	0.79%	(0.75)%	—%(f)

$0.01	$25.38	1.45%(f)	$5,710	0.85%	(0.84)%	—%(f)

$0.01	$27.39	14.92%	$201,979	0.85%	(0.84)%	—%
$0.02	$23.83	6.10%	$222,226	0.85%	(0.84)%	—%
$0.04	$22.46	−13.17%	$43,236	0.85%	(0.84)%	—%
$0.02	$25.87	3.88%(f)	$20,047	0.85%	(0.85)%	—%(f)

$0.01	$24.44	−1.70%(f)	$14,665	0.85%	(0.85)%	—%(f)

$0.01	$27.19	8.80%(f)	$10,875	0.85%	(0.84)%	—%(f)

$0.01	$26.29	5.18%(f)	$11,833	0.85%	(0.84)%	—%(f)

$0.01	$31.70	16.87%	$180,718	0.85%	(0.84)%	—%
$0.02	$27.13	12.54%	$120,724	0.85%	(0.84)%	—%
$0.01	$24.11	−10.84%	$65,688	0.85%	(0.85)%	—%
$0.01	$27.04	13.47%	$57,450	0.85%	(0.85)%	—%
$0.02	$23.82	−2.52%(f)	$52,415	0.85%	(0.85)%	—%(f)

$—(k)	$28.08	12.10%	$159,369	0.85%	(0.84)%	—%
$0.02	$25.05	13.47%	$196,023	0.85%	(0.84)%	—%
$0.02	$22.08	−10.54%	$188,757	0.85%	(0.85)%	—%
$0.01	$24.68	8.58%	$56,141	0.85%	(0.85)%	—%
$0.02	$22.73	−2.04%	$69,883	0.86%	(0.86)%	—%

$0.01	$25.03	−0.31%(f)	$23,783	0.85%	(0.83)%	—%(f)

$0.02	$25.89	3.02%(f)	$12,945	0.85%	(0.85)%	—%(f)

$0.01	$25.62	3.19%(f)	$8,968	0.85%	(0.84)%	—%(f)

$0.02	$29.32	17.50%	$4,397	0.85%	(0.84)%	—%
$—	$24.94	—	$1,247	—	—	—

The accompanying notes are an integral part of these financial statements.

384

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distribuitons From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	From Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
Innovator International Developed Power Buffer ETF - October
10/31/2024	$25.77	$(0.24)	$3.97	$3.73	$—	$—	$—	$—
10/31/2023	$22.20	(0.21)	3.77	3.56	—	—	—	—
10/31/2022	$25.40	(0.20)	(3.05)	(3.25)	—	—	—	—
10/31/2021(l)	$24.97	(0.02)	0.45	0.43	—	—	—	—
Innovator International Developed Power Buffer ETF - September
10/31/2024	$24.03	(0.23)	4.10	3.87	—	—	—	—
10/31/2023(cc)	$24.97	(0.03)	(0.93)	(0.96)	—	—	—	—
Innovator Nasdaq-100 10 Buffer ETF - Quarterly
10/31/2024(h)	$24.87	(0.07)	0.49	0.42	—	—	—	—
Innovator Premium Income 10 Barrier ETF - April
10/31/2024	$24.64	1.04	1.14	2.18	(1.51)	(0.58)	—	(2.09)
10/31/2023(dd)	$24.46	0.61	0.69	1.30	(0.68)	(0.32)	(0.14)	(1.14)
Innovator Premium Income 10 Barrier ETF - January
10/31/2024(r)	$24.58	0.86	0.89	1.75	(1.08)	(0.39)	—	(1.47)
Innovator Premium Income 10 Barrier ETF - July
10/31/2024	$24.25	1.10	1.62	2.72	(1.68)	(0.35)	—	(2.03)
10/31/2023(ee)	$24.73	0.40	(0.38)	0.02	(0.32)	—	(0.20)	(0.52)
Innovator Premium Income 10 Barrier ETF - October
10/31/2024	$23.79	1.09	1.09	2.18	(1.46)	(0.53)	(0.19)	(2.18)
10/31/2023(ff)	$23.82	0.09	(0.15)	(0.06)	—	—	—	—
Innovator Premium Income 15 Buffer ETF - April
10/31/2024(q)	$24.92	0.64	0.27	0.91	(0.61)	—	(0.21)	(0.82)
Innovator Premium Income 15 Buffer ETF - January
10/31/2024(r)	$24.48	0.84	0.39	1.23	(0.82)	—	(0.32)	(1.14)
Innovator Premium Income 15 Buffer ETF - July
10/31/2024(h)	$23.76	0.34	0.17	0.51	(0.32)	—	(0.12)	(0.44)
Innovator Premium Income 15 Buffer ETF - October
10/31/2024	$23.68	1.04	0.47	1.51	(1.02)	—	(0.53)	(1.55)
10/31/2023(ff)	$23.73	0.09	(0.03)	0.06	(0.06)	—	(0.07)	(0.13)
Innovator Premium Income 20 Barrier ETF - April
10/31/2024	$24.71	1.02	0.76	1.78	(1.28)	(0.42)	(0.08)	(1.78)
10/31/2023(dd)	$24.46	0.59	0.61	1.20	(0.79)	(0.18)	—	(0.97)
Innovator Premium Income 20 Barrier ETF - January
10/31/2024(r)	$24.58	0.86	0.60	1.46	(1.01)	(0.23)	—	(1.24)
Innovator Premium Income 20 Barrier ETF - July
10/31/2024	$24.56	1.12	1.04	2.16	(1.45)	(0.33)	—	(1.78)
10/31/2023(ee)	$24.72	0.39	(0.11)	0.28	(0.30)	—	(0.16)	(0.46)

See footnote definitions on pages 404-405.
The accompanying notes are an integral part of these financial statements.

385

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)

$0.01	$29.51	14.50%	$121,710	0.85%	(0.84)%	—%
$0.01	$25.77	16.07%	$105,653	0.85%	(0.84)%	—%
$0.05	$22.20	−12.60%	$94,355	0.85%	(0.85)%	—%
$—(k)	$25.40	1.72%(f)	$9,525	0.85%	(0.85)%	—%(f)

$0.01	$27.91	16.13%	$67,676	0.85%	(0.84)%	—%
$0.02	$24.03	−3.76%(f)	$36,047	0.85%	(0.85)%	—%(f)

$0.05	$25.34	1.91%(f)	$80,453	0.79%	(0.78)%	—%(f)

$0.01	$24.74	9.16%	$9,276	0.79%	4.19%	—%
$0.02	$24.64	5.44%(f)	$8,008	0.79%	4.27%	—%(f)

$0.02	$24.88	7.32%(f)	$4,354	0.79%	4.11%	—%(f)

$0.03	$24.97	11.60%	$4,994	0.79%	4.38%	—%
$0.02	$24.25	0.17%(f)	$4,851	0.79%	4.94%	—%(f)

$0.01	$23.80	9.44%	$4,761	0.79%	4.45%	—%
$0.03	$23.79	−0.14%(f)	$2,973	0.79%	4.96%	—%(f)

$0.01	$25.02	3.73%(f)	$3,752	0.79%	4.36%	—%(f)

$0.02	$24.59	5.21%(f)	$8,607	0.79%	4.06%	—%(f)

$0.01	$23.84	2.16%(f)	$2,384	0.79%	4.26%	—%(f)

$0.01	$23.65	6.60%	$18,332	0.79%	4.35%	—%
$0.02	$23.68	0.32%(f)	$7,103	0.79%	4.97%	—%(f)

$—(k)	$24.71	7.43%	$27,802	0.79%	4.12%	—%
$0.02	$24.71	5.04%(f)	$26,563	0.79%	4.10%	—%(f)

$0.02	$24.82	6.11%(f)	$9,307	0.79%	4.13%	—%(f)

$—(k)	$24.94	8.99%	$20,574	0.79%	4.46%	—%
$0.02	$24.56	1.20%(f)	$25,172	0.79%	4.86%	—%(f)

The accompanying notes are an integral part of these financial statements.

386

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distribuitons From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	From Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
Innovator Premium Income 20 Barrier ETF - October
10/31/2024	$23.83	$1.08	$0.74	$1.82	$(1.37)	$(0.37)	$(0.13)	$(1.87)
10/31/2023(ff)	$23.82	0.09	(0.10)	(0.01)	—	—	—	—
Innovator Premium Income 30 Barrier ETF - April
10/31/2024	$24.69	1.01	0.50	1.51	(1.16)	(0.32)	(0.02)	(1.50)
10/31/2023(dd)	$24.46	0.58	0.43	1.01	(0.66)	(0.14)	—	(0.80)
Innovator Premium Income 30 Barrier ETF - January
10/31/2024(r)	$24.58	0.85	0.35	1.20	(0.89)	(0.14)	—	(1.03)
Innovator Premium Income 30 Barrier ETF - July
10/31/2024	$24.77	1.11	0.60	1.71	(1.32)	(0.22)	—	(1.54)
10/31/2023(ee)	$24.73	0.39	0.02	0.41	(0.34)	—	(0.06)	(0.40)
Innovator Premium Income 30 Barrier ETF - October
10/31/2024	$23.86	1.08	0.44	1.52	(1.30)	(0.25)	(0.03)	(1.58)
10/31/2023(ff)	$23.82	0.09	(0.08)	0.01	—	—	—	—
Innovator Premium Income 40 Barrier ETF - April
10/31/2024	$24.63	0.98	0.35	1.33	(1.05)	(0.12)	(0.13)	(1.30)
10/31/2023(dd)	$24.46	0.56	0.25	0.81	(0.62)	(0.05)	—	(0.67)
Innovator Premium Income 40 Barrier ETF - January
10/31/2024(r)	$24.58	0.87	0.14	1.01	(0.88)	(0.02)	—	(0.90)
Innovator Premium Income 40 Barrier ETF - July
10/31/2024	$24.83	1.10	0.37	1.47	(1.19)	(0.18)	(0.00)(k)	(1.37)
10/31/2023(ee)	$24.73	0.39	0.03	0.42	(0.35)	(0.00)(k)	—	(0.35)
Innovator Premium Income 40 Barrier ETF - October
10/31/2024	$23.86	1.06	0.23	1.29	(1.19)	(0.10)	(0.08)	(1.37)
10/31/2023(ff)	$23.82	0.09	(0.08)	0.01	—	—	—	—
Innovator Premium Income 9 Buffer ETF - April
10/31/2024(q)	$24.92	0.65	0.36	1.01	(0.61)	—	(0.32)	(0.93)
Innovator Premium Income 9 Buffer ETF - January
10/31/2024(r)	$24.48	0.84	0.60	1.44	(0.81)	—	(0.53)	(1.34)
Innovator Premium Income 9 Buffer ETF - July
10/31/2024(h)	$23.76	0.35	0.19	0.54	(0.36)	—	(0.14)	(0.50)
Innovator Premium Income 9 Buffer ETF - October
10/31/2024	$23.63	1.04	0.75	1.79	(1.02)	—	(0.76)	(1.78)
10/31/2023(ff)	$23.74	0.09	(0.07)	0.02	(0.06)	—	(0.09)	(0.15)

See footnote definitions on pages 404-405.
The accompanying notes are an integral part of these financial statements.

387

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)

$0.01	$23.79	7.83%	$19,630	0.79%	4.44%	—%
$0.02	$23.83	0.04%(f)	$10,724	0.79%	5.08%	—%(f)

$—(k)	$24.70	6.30%	$38,287	0.79%	4.08%	—%
$0.02	$24.69	4.23%(f)	$48,754	0.79%	4.08%	—%(f)

$0.03	$24.78	5.10%(f)	$22,303	0.79%	4.10%	—%(f)

$—(k)	$24.94	7.07%	$23,695	0.79%	4.44%	—%
$0.03	$24.77	1.79%(f)	$28,487	0.79%	4.77%	—%(f)

$0.01	$23.81	6.53%	$21,430	0.79%	4.46%	—%
$0.03	$23.86	0.17%(f)	$13,720	0.79%	5.06%	—%(f)

$0.01	$24.67	5.55%	$19,120	0.79%	3.97%	—%
$0.03	$24.63	3.49%(f)	$33,252	0.79%	3.98%	—%(f)

$0.07	$24.76	4.43%(f)	$4,952	0.79%	4.20%	—%(f)

$0.01	$24.94	6.09%	$8,104	0.79%	4.40%	—%
$0.03	$24.83	1.82%(f)	$8,068	0.79%	4.77%	—%(f)

$0.02	$23.80	5.60%	$12,495	0.79%	4.39%	—%
$0.03	$23.86	0.17%(f)	$6,562	0.79%	4.90%	—%(f)

$0.01	$25.01	4.17%(f)	$1,876	0.79%	4.38%	—%(f)

$0.01	$24.59	6.05%(f)	$9,835	0.79%	4.07%	—%(f)

$0.02	$23.82	2.32%(f)	$1,191	0.79%	4.31%	—%(f)

$0.01	$23.65	7.76%	$15,369	0.79%	4.32%	—%
$0.02	$23.63	0.18%(f)	$2,363	0.79%	5.14%	—%(f)

The accompanying notes are an integral part of these financial statements.

388

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distribuitons From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Loss(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	From Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
Innovator U.S. Equity 10 Buffer ETF - Quarterly
10/31/2024	$25.53	$(0.19)	$3.86	$3.67	$ —	$ —	$ —	$ —
10/31/2023(ff)	$25.61	(0.01)	(0.09)	(0.10)	—	—	—	—
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly
10/31/2024	$25.23	(0.20)	6.42	6.22	—	—	—	—
10/31/2023(ff)	$25.61	(0.01)	(0.39)	(0.40)	—	—	—	—
Innovator U.S. Equity Accelerated 9 Buffer ETF - April
10/31/2024	$28.67	(0.25)	4.91	4.66	—	—	—	—
10/31/2023	$25.30	(0.22)	3.57	3.35	—	—	—	—
10/31/2022	$27.09	(0.21)	(1.59)	(1.80)	—	—	—	—
10/31/2021(gg)	$25.37	(0.12)	1.83	1.71	—	—	—	—
Innovator U.S. Equity Accelerated 9 Buffer ETF - January
10/31/2024	$24.69	(0.21)	3.92	3.71	—	—	—	—
10/31/2023	$22.00	(0.19)	2.87	2.68	—	—	—	—
10/31/2022(t)	$24.70	(0.15)	(2.57)	(2.72)	—	—	—	—
Innovator U.S. Equity Accelerated 9 Buffer ETF - July
10/31/2024	$28.10	(0.25)	5.56	5.31	—	—	—	—
10/31/2023	$25.28	(0.22)	3.02	2.80	—	—	—	—
10/31/2022	$26.49	(0.20)	(1.04)	(1.24)	—	—	—	—
10/31/2021(g)	$25.68	(0.07)	0.87	0.80	—	—	—	—
Innovator U.S. Equity Accelerated 9 Buffer ETF - October
10/31/2024	$25.93	(0.22)	3.87	3.65	—	—	—	—
10/31/2023	$22.82	(0.19)	3.29	3.10	—	—	—	—
10/31/2022	$24.77	(0.19)	(1.80)	(1.99)	—	—	—	—
10/31/2021(l)	$24.04	(0.02)	0.74	0.72	—	—	—	—
Innovator U.S. Equity Accelerated ETF - April
10/31/2024	$27.79	(0.25)	6.87	6.62	—	—	—	—
10/31/2023	$25.04	(0.21)	2.95	2.74	—	—	—	—
10/31/2022	$28.38	(0.21)	(3.13)	(3.34)	—	—	—	—
10/31/2021(gg)	$25.37	(0.13)	3.13	3.00	—	—	—	—
Innovator U.S. Equity Accelerated ETF - January
10/31/2024	$22.84	(0.20)	5.35	5.15	—	—	—	—
10/31/2023	$19.87	(0.17)	3.13	2.96	—	—	—	—
10/31/2022(t)	$24.71	(0.14)	(4.71)	(4.85)	—	—	—	—
Innovator U.S. Equity Accelerated ETF - July
10/31/2024	$26.54	(0.24)	7.46	7.22	—	—	—	—
10/31/2023	$23.15	(0.20)	3.57	3.37	—	—	—	—
10/31/2022	$27.23	(0.20)	(3.89)	(4.09)	—	—	—	—
10/31/2021(g)	$25.69	(0.07)	1.61	1.54	—	—	—	—

See footnote definitions on pages 404-405.
The accompanying notes are an integral part of these financial statements.

389

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)

$0.03	$29.23	14.46%	$256,458	0.69%	(0.68)%	—%
$0.02	$25.53	−0.30%(f)	$24,896	0.69%	(0.68)%	—%(f)

$0.03	$31.48	24.78%	$102,316	0.69%	(0.68)%	—%
$0.02	$25.23	−1.49%(f)	$12,615	0.69%	(0.68)%	—%(f)

$0.01	$33.34	16.31%	$86,696	0.79%	(0.78)%	—%
$0.02	$28.67	13.33%	$73,825	0.79%	(0.77)%	—%
$0.01	$25.30	−6.61%	$19,606	0.79%	(0.79)%	—%
$0.01	$27.09	6.77%(f)	$19,639	0.79%	(0.79)%	—%(f)

$—(k)	$28.40	15.01%	$86,616	0.79%	(0.78)%	—%
$0.01	$24.69	12.24%	$71,609	0.79%	(0.77)%	—%
$0.02	$22.00	−10.93%(f)	$14,300	0.79%	(0.79)%	—%(f)

$0.01	$33.42	18.93%	$150,392	0.79%	(0.78)%	—%
$0.02	$28.10	11.14%	$78,681	0.79%	(0.78)%	—%
$0.03	$25.28	−4.56%	$32,237	0.79%	(0.79)%	—%
$0.01	$26.49	3.16%(f)	$10,597	0.79%	(0.79)%	—%(f)

$—(k)	$29.58	14.08%	$66,560	0.79%	(0.78)%	—%
$0.01	$25.93	13.62%	$55,106	0.79%	(0.78)%	—%
$0.04	$22.82	−7.85%	$35,948	0.79%	(0.79)%	—%
$0.01	$24.77	3.03%(f)	$4,334	0.79%	(0.82)%	—%(f)

$0.01	$34.42	23.84%	$7,744	0.79%	(0.76)%	—%
$0.01	$27.79	11.01%	$5,558	0.79%	(0.77)%	—%
$—(k)	$25.04	−11.78%	$3,755	0.79%	(0.79)%	—%
$0.01	$28.38	11.86%(f)	$7,804	0.79%	(0.79)%	—%(f)

$0.01	$28.00	22.59%	$9,801	0.79%	(0.77)%	—%
$0.01	$22.84	14.97%	$5,139	0.79%	(0.78)%	—%
$0.01	$19.87	−19.60%(f)	$3,974	0.79%	(0.79)%	—%(f)

$0.01	$33.77	27.24%	$10,976	0.79%	(0.77)%	—%
$0.02	$26.54	14.65%	$8,626	0.79%	(0.74)%	—%
$0.01	$23.15	−14.97%	$3,472	0.79%	(0.78)%	—%
$—(k)	$27.23	5.98%(f)	$3,403	0.79%	(0.79)%	—%(f)

The accompanying notes are an integral part of these financial statements.

390

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distribuitons From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Loss(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	From Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
Innovator U.S. Equity Accelerated ETF - October
10/31/2024	$24.68	$(0.22)	$4.99	$4.77	$ —	$ —	$ —	$ —
10/31/2023	$20.96	(0.18)	3.90	3.72	—	—	—	—
10/31/2022	$25.28	(0.17)	(4.20)	(4.37)	—	—	—	—
10/31/2021(l)	$24.05	(0.02)	1.25	1.23	—	—	—	—
Innovator U.S. Equity Accelerated ETF - Quarterly
10/31/2024	$27.09	(0.25)	8.05	7.80	—	—	—	—
10/31/2023	$22.88	(0.21)	4.39	4.18	—	—	—	—
10/31/2022	$28.25	(0.20)	(5.19)	(5.39)	—	—	—	—
10/31/2021(gg)	$25.37	(0.13)	3.00	2.87	—	—	—	—
Innovator U.S. Equity Accelerated Plus ETF - April
10/31/2024	$27.75	(0.24)	6.10	5.86	—	—	—	—
10/31/2023	$24.90	(0.21)	3.04	2.83	—	—	—	—
10/31/2022	$28.19	(0.22)	(3.10)	(3.32)	—	—	—	—
10/31/2021(gg)	$25.37	(0.13)	2.94	2.81	—	—	—	—
Innovator U.S. Equity Accelerated Plus ETF - January
10/31/2024	$23.00	(0.20)	4.51	4.31	—	—	—	—
10/31/2023	$19.87	(0.17)	3.29	3.12	—	—	—	—
10/31/2022(t)	$24.71	(0.14)	(4.72)	(4.86)	—	—	—	—
Innovator U.S. Equity Accelerated Plus ETF - July
10/31/2024	$26.19	(0.24)	6.81	6.57	—	—	—	—
10/31/2023	$23.10	(0.20)	3.28	3.08	—	—	—	—
10/31/2022	$27.11	(0.19)	(3.84)	(4.03)	—	—	—	—
10/31/2021(g)	$25.68	(0.07)	1.49	1.42	—	—	—	—
Innovator U.S. Equity Accelerated Plus ETF - October
10/31/2024	$24.24	(0.21)	4.56	4.35	—	—	—	—
10/31/2023	$20.84	(0.18)	3.58	3.40	—	—	—	—
10/31/2022	$25.30	(0.18)	(4.31)	(4.49)	—	—	—	—
10/31/2021(l)	$24.05	(0.02)	1.27	1.25	—	—	—	—
Innovator U.S. Equity Buffer ETF - April
10/31/2024	$34.42	(0.31)	9.02	8.71	—	—	—	—
10/31/2023	$30.83	(0.26)	3.84	3.58	—	—	—	—
10/31/2022	$32.79	(0.25)	(1.73)	(1.98)	—	—	—	—
10/31/2021	$28.41	(0.25)	4.61	4.36	—	—	—	—
10/31/2020	$26.64	(0.22)	1.95	1.73	—	—	—	—
Innovator U.S. Equity Buffer ETF - August
10/31/2024	$32.51	(0.30)	10.32	10.02	—	—	—	—
10/31/2023	$30.00	(0.25)	2.74	2.49	—	—	—	—
10/31/2022	$32.65	(0.25)	(2.43)	(2.68)	—	—	—	—
10/31/2021	$27.49	(0.24)	5.38	5.14	—	—	—	—
10/31/2020	$25.53	(0.21)	2.15	1.94	—	—	—	—

See footnote definitions on pages 404-405.
The accompanying notes are an integral part of these financial statements.

391

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)

$0.01	$29.46	19.38%	$5,156	0.79%	(0.77)%	—%
$—(k)	$24.68	17.76%	$3,702	0.79%	(0.78)%	—%
$0.05	$20.96	−17.10%	$35,627	0.79%	(0.79)%	—%
$—(k)	$25.28	5.11%(f)	$1,896	0.79%	(0.85)%	—%(f)

$0.01	$34.90	28.82%	$51,474	0.79%	(0.78)%	—%
$0.03	$27.09	18.40%	$76,528	0.79%	(0.77)%	—%
$0.02	$22.88	−19.02%	$11,440	0.79%	(0.79)%	—%
$0.01	$28.25	11.37%(f)	$13,421	0.79%	(0.79)%	—%(f)

$0.01	$33.62	21.15%	$10,925	0.79%	(0.77)%	—%
$0.02	$27.75	11.44%	$10,405	0.79%	(0.77)%	—%
$0.03	$24.90	−11.67%	$3,735	0.79%	(0.79)%	—%
$0.01	$28.19	11.11%(f)	$8,457	0.79%	(0.79)%	—%(f)

$0.01	$27.32	18.78%	$17,074	0.79%	(0.78)%	—%
$0.01	$23.00	15.75%	$18,399	0.79%	(0.78)%	—%
$0.02	$19.87	−19.59%(f)	$4,967	0.79%	(0.79)%	—%(f)

$0.01	$32.77	25.14%	$11,470	0.79%	(0.77)%	—%
$0.01	$26.19	13.38%	$15,712	0.79%	(0.78)%	—%
$0.02	$23.10	−14.80%	$12,703	0.79%	(0.79)%	—%
$0.01	$27.11	5.56%(f)	$9,488	0.79%	(0.79)%	—%(f)

$0.01	$28.60	18.02%	$14,302	0.79%	(0.78)%	—%
$—(k)	$24.24	16.31%	$12,724	0.79%	(0.78)%	—%
$0.03	$20.84	−17.63%	$15,108	0.79%	(0.79)%	—%
$—	$25.30	5.20%(f)	$2,530	0.79%	(0.83)%	—%(f)

$0.02	$43.15	25.38%	$261,064	0.79%	(0.78)%	—%
$0.01	$34.42	11.65%	$151,433	0.79%	(0.78)%	—%
$0.02	$30.83	−5.99%	$115,595	0.79%	(0.79)%	—%
$0.02	$32.79	15.40%	$122,956	0.79%	(0.79)%	—%
$0.04	$28.41	6.65%	$69,609	0.79%	(0.79)%	—%

$0.02	$42.55	30.88%	$180,817	0.79%	(0.77)%	—%
$0.02	$32.51	8.35%	$182,037	0.79%	(0.77)%	—%
$0.03	$30.00	−8.13%	$102,754	0.79%	(0.79)%	—%
$0.02	$32.65	18.81%	$86,535	0.79%	(0.79)%	—%
$0.02	$27.49	7.68%	$48,099	0.79%	(0.79)%	—%

The accompanying notes are an integral part of these financial statements.

392

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distribuitons From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Loss(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	From Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
Innovator U.S. Equity Buffer ETF - December
10/31/2024	$34.26	$(0.31)	$9.32	$9.01	$ —	$—	$ —	$ —
10/31/2023	$31.67	(0.27)	2.84	2.57	—	—	—	—
10/31/2022	$34.04	(0.26)	(2.14)	(2.40)	—	—	—	—
10/31/2021	$27.73	(0.25)	6.53	6.28	—	—	—	—
10/31/2020(hh)	$26.40	(0.19)	1.47	1.28	—	—	—	—
Innovator U.S. Equity Buffer ETF - February
10/31/2024	$32.76	(0.30)	9.49	9.19	—	—	—	—
10/31/2023	$29.62	(0.25)	3.38	3.13	—	—	—	—
10/31/2022	$31.63	(0.24)	(1.79)	(2.03)	—	—	—	—
10/31/2021	$25.09	(0.23)	6.75	6.52	—	—	—	—
10/31/2020(ii)	$24.52	(0.14)	0.69	0.55	—	—	—	—
Innovator U.S. Equity Buffer ETF - January
10/31/2024	$35.99	(0.34)	11.00	10.66	—	—	—	—
10/31/2023	$33.17	(0.28)	3.09	2.81	—	—	—	—
10/31/2022	$36.87	(0.27)	(3.45)	(3.72)	—	—	—	—
10/31/2021	$29.77	(0.27)	7.35	7.08	—	—	—	—
10/31/2020	$29.69	(0.23)	1.63	1.40	—	(1.36)	—	—
Innovator U.S. Equity Buffer ETF - July
10/31/2024	$33.91	(0.31)	9.87	9.56	—	—	—	—
10/31/2023	$30.83	(0.26)	3.32	3.06	—	—	—	—
10/31/2022	$32.69	(0.25)	(1.65)	(1.90)	—	—	—	—
10/31/2021	$27.94	(0.25)	4.97	4.72	—	—	—	—
10/31/2020	$26.55	(0.21)	1.56	1.35	—	—	—	—
Innovator U.S. Equity Buffer ETF - June
10/31/2024	$32.33	(0.29)	8.47	8.18	—	—	—	—
10/31/2023	$30.59	(0.25)	1.96	1.71	—	—	—	—
10/31/2022	$33.96	(0.25)	(3.14)	(3.39)	—	—	—	—
10/31/2021	$29.25	(0.26)	4.95	4.69	—	—	—	—
10/31/2020	$27.38	(0.22)	2.03	1.81	—	—	—	—
Innovator U.S. Equity Buffer ETF - March
10/31/2024	$35.73	(0.33)	9.47	9.14	—	—	—	—
10/31/2023	$31.93	(0.27)	4.06	3.79	—	—	—	—
10/31/2022	$34.06	(0.26)	(1.88)	(2.14)	—	—	—	—
10/31/2021	$27.92	(0.25)	6.37	6.12	—	—	—	—
10/31/2020(jj)	$26.01	(0.14)	2.03	1.89	—	—	—	—
Innovator U.S. Equity Buffer ETF - May
10/31/2024	$30.60	(0.28)	9.03	8.75	—	—	—	—
10/31/2023	$29.07	(0.24)	1.76	1.52	—	—	—	—
10/31/2022	$32.55	(0.24)	(3.26)	(3.50)	—	—	—	—
10/31/2021	$27.92	(0.25)	4.86	4.61	—	—	—	—
10/31/2020(kk)	$25.63	(0.11)	2.39	2.28	—	—	—	—

See footnote definitions on pages 404-405.
The accompanying notes are an integral part of these financial statements.

393

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)

$0.01	$43.28	26.32%	$125,504	0.79%	(0.78)%	—%
$0.02	$34.26	8.18%	$95,930	0.79%	(0.78)%	—%
$0.03	$31.67	−6.97%	$103,722	0.79%	(0.79)%	—%
$0.03	$34.04	22.76%	$57,874	0.79%	(0.79)%	—%
$0.05	$27.73	5.04%(f)	$24,958	0.79%	(0.79)%	146%(f)

$0.02	$41.97	28.11%	$131,168	0.79%	(0.77)%	—%
$0.01	$32.76	10.62%	$99,929	0.79%	(0.78)%	—%
$0.02	$29.62	−6.37%	$68,860	0.79%	(0.79)%	—%
$0.02	$31.63	26.08%	$86,203	0.79%	(0.79)%	—%
$0.02	$25.09	2.32%(f)	$37,008	0.79%	(0.79)%	—%(f)

$0.01	$46.66	29.64%	$253,122	0.79%	(0.78)%	—%
$0.01	$35.99	8.50%	$148,460	0.79%	(0.79)%	—%
$0.02	$33.17	−10.03%	$142,636	0.79%	(0.79)%	—%
$0.02	$36.87	23.85%	$150,240	0.79%	(0.79)%	—%
$0.04	$29.77	4.99%	$125,767	0.79%	(0.79)%	—%

$0.01	$43.48	28.22%	$259,766	0.79%	(0.78)%	—%
$0.02	$33.91	9.98%	$341,615	0.79%	(0.78)%	—%
$0.04	$30.83	−5.69%	$170,341	0.79%	(0.79)%	—%
$0.03	$32.69	17.53%	$183,066	0.79%	(0.79)%	—%
$0.04	$27.94	5.24%	$67,755	0.79%	(0.79)%	4%

$0.01	$40.52	25.33%	$150,937	0.79%	(0.78)%	—%
$0.03	$32.33	5.69%	$101,031	0.79%	(0.78)%	—%
$0.02	$30.59	−9.93%	$76,474	0.79%	(0.79)%	—%
$0.02	$33.96	16.12%	$81,509	0.79%	(0.79)%	—%
$0.06	$29.25	6.81%	$32,172	0.79%	(0.79)%	—%

$0.02	$44.89	25.64%	$173,955	0.79%	(0.78)%	—%
$0.01	$35.73	11.89%	$87,536	0.79%	(0.78)%	—%
$0.01	$31.93	−6.26%	$76,635	0.79%	(0.79)%	—%
$0.02	$34.06	21.98%	$62,164	0.79%	(0.79)%	—%
$0.02	$27.92	7.36%(f)	$23,735	0.79%	(0.79)%	—%(f)

$0.01	$39.36	28.62%	$130,879	0.79%	(0.78)%	—%
$0.01	$30.60	5.29%	$110,940	0.79%	(0.78)%	—%
$0.02	$29.07	−10.70%	$175,858	0.79%	(0.79)%	—%
$0.02	$32.55	16.58%	$82,190	0.79%	(0.79)%	—%
$0.01	$27.92	8.94%(f)	$16,055	0.79%	(0.79)%	—%(f)

The accompanying notes are an integral part of these financial statements.

394

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distribuitons From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Loss(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	From Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
Innovator U.S. Equity Buffer ETF - November
10/31/2024	$31.97	$(0.28)	$6.60	$6.32	$ —	$—	$ —	$—
10/31/2023	$29.74	(0.25)	2.47	2.22	—	—	—	—
10/31/2022	$32.21	(0.24)	(2.25)	(2.49)	—	—	—	—
10/31/2021	$27.31	(0.24)	5.12	4.88	—	—	—	—
10/31/2020	$25.53	(0.20)	1.92	1.72	—	—	—	—
Innovator U.S. Equity Buffer ETF - October
10/31/2024	$34.94	(0.31)	7.54	7.23	—	—	—	—
10/31/2023	$31.43	(0.26)	3.76	3.50	—	—	—	—
10/31/2022	$33.90	(0.26)	(2.24)	(2.50)	—	—	—	—
10/31/2021	$27.26	(0.25)	6.88	6.63	—	—	—	—
10/31/2020	$25.18	(0.20)	2.31	2.11	—	(0.05)	—	(0.05)
Innovator U.S. Equity Buffer ETF - September
10/31/2024	$33.14	(0.30)	9.06	8.76	—	—	—	—
10/31/2023	$30.33	(0.25)	3.05	2.80	—	—	—	—
10/31/2022	$32.66	(0.25)	(2.10)	(2.35)	—	—	—	—
10/31/2021	$26.40	(0.24)	6.47	6.23	—	—	—	—
10/31/2020	$25.31	(0.21)	1.59	1.38	—	(0.36)	—	(0.36)
Innovator U.S. Equity Power Buffer ETF - April
10/31/2024	$30.24	(0.26)	5.87	5.61	—	—	—	—
10/31/2023	$27.80	(0.23)	2.65	2.42	—	—	—	—
10/31/2022	$29.04	(0.22)	(1.04)	(1.26)	—	—	—	—
10/31/2021	$26.54	(0.22)	2.70	2.48	—	—	—	—
10/31/2020	$26.31	(0.20)	1.20	1.00	—	(0.80)	—	(0.80)
Innovator U.S. Equity Power Buffer ETF - August
10/31/2024	$30.69	(0.27)	7.31	7.04	—	—	—	—
10/31/2023	$28.21	(0.23)	2.69	2.46	—	—	—	—
10/31/2022	$30.00	(0.23)	(1.58)	(1.81)	—	—	—	—
10/31/2021	$26.86	(0.23)	3.35	3.12	—	—	—	—
10/31/2020	$25.45	(0.21)	1.93	1.72	—	(0.34)	—	(0.34)
Innovator U.S. Equity Power Buffer ETF - December
10/31/2024	$31.64	(0.28)	7.16	6.88	—	—	—	—
10/31/2023	$30.03	(0.25)	1.84	1.59	—	—	—	—
10/31/2022	$31.01	(0.24)	(0.75)	(0.99)	—	—	—	—
10/31/2021	$27.42	(0.24)	3.80	3.56	—	—	—	—
10/31/2020(hh)	$26.40	(0.19)	1.17	0.98	—	—	—	—
Innovator U.S. Equity Power Buffer ETF - February
10/31/2024	$30.02	(0.27)	6.35	6.08	—	—	—	—
10/31/2023	$27.84	(0.23)	2.40	2.17	—	—	—	—
10/31/2022	$29.01	(0.22)	(0.97)	(1.19)	—	—	—	—
10/31/2021	$25.03	(0.22)	4.18	3.96	—	—	—	—
10/31/2020(ii)	$24.52	(0.14)	0.63	0.49	—	—	—	—

See footnote definitions on pages 404-405.
The accompanying notes are an integral part of these financial statements.

395

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)

$0.01	$38.30	19.76%	$99,575	0.79%	(0.78)%	—%
$0.01	$31.97	7.49%	$83,924	0.79%	(0.78)%	—%
$0.02	$29.74	−7.65%	$61,710	0.79%	(0.79)%	—%
$0.02	$32.21	17.93%	$30,599	0.79%	(0.79)%	—%
$0.06	$27.31	7.00%	$15,023	0.79%	(0.79)%	—%

$0.01	$42.18	20.71%	$233,052	0.79%	(0.78)%	—%
$0.01	$34.94	11.18%	$171,230	0.79%	(0.79)%	—%
$0.03	$31.43	−7.29%	$226,302	0.79%	(0.79)%	—%
$0.01	$33.90	24.34%	$111,875	0.79%	(0.79)%	—%
$0.02	$27.26	8.51%	$73,613	0.79%	(0.79)%	—%

$0.01	$41.91	26.47%	$202,198	0.79%	(0.78)%	—%
$0.01	$33.14	9.26%	$178,109	0.79%	(0.78)%	—%
$0.02	$30.33	−7.13%	$166,049	0.79%	(0.79)%	—%
$0.03	$32.66	23.68%	$156,749	0.79%	(0.79)%	—%
$0.07	$26.40	5.81%	$77,892	0.79%	(0.79)%	—%

$0.01	$35.86	18.60%	$786,291	0.79%	(0.78)%	—%
$0.02	$30.24	8.78%	$579,804	0.79%	(0.78)%	—%
$0.02	$27.80	−4.29%	$308,534	0.79%	(0.79)%	—%
$0.02	$29.04	9.45%	$242,503	0.79%	(0.79)%	—%
$0.03	$26.54	4.00%	$187,078	0.79%	(0.79)%	—%

$0.01	$37.74	22.95%	$851,947	0.79%	(0.77)%	—%
$0.02	$30.69	8.82%	$886,281	0.79%	(0.78)%	—%
$0.02	$28.21	−5.98%	$435,772	0.79%	(0.79)%	—%
$0.02	$30.00	11.68%	$185,991	0.79%	(0.79)%	—%
$0.03	$26.86	6.95%	$109,458	0.79%	(0.79)%	—%

$0.01	$38.53	21.76%	$737,786	0.79%	(0.78)%	—%
$0.02	$31.64	5.38%	$563,211	0.79%	(0.77)%	—%
$0.01	$30.03	−3.16%	$207,929	0.79%	(0.79)%	—%
$0.03	$31.01	13.10%	$108,520	0.79%	(0.79)%	—%
$0.04	$27.42	3.85%(f)	$65,111	0.79%	(0.79)%	141%(f)

$0.01	$36.11	20.29%	$644,565	0.79%	(0.78)%	—%
$0.01	$30.02	7.84%	$442,802	0.79%	(0.78)%	—%
$0.02	$27.84	−4.02%	$239,416	0.79%	(0.79)%	—%
$0.02	$29.01	15.90%	$170,407	0.79%	(0.79)%	—%
$0.02	$25.03	2.06%(f)	$115,121	0.79%	(0.79)%	—%(f)

The accompanying notes are an integral part of these financial statements.

396

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distribuitons From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Loss(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	From Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
Innovator U.S. Equity Power Buffer ETF - January
10/31/2024	$34.25	$(0.30)	$7.46	$7.16	$ —	$—	$ —	$—
10/31/2023	$31.17	(0.26)	3.33	3.07	—	—	—	—
10/31/2022	$33.10	(0.25)	(1.70)	(1.95)	—	—	—	—
10/31/2021	$29.08	(0.25)	4.25	4.00	—	—	—	—
10/31/2020	$28.13	(0.22)	1.14	0.92	—	—	—	—
Innovator U.S. Equity Power Buffer ETF - July
10/31/2024	$33.31	(0.29)	7.23	6.94	—	—	—	—
10/31/2023	$29.90	(0.25)	3.64	3.39	—	—	—	—
10/31/2022	$30.38	(0.24)	(0.27)	(0.51)	—	—	—	—
10/31/2021	$27.43	(0.23)	3.16	2.93	—	—	—	—
10/31/2020	$26.36	(0.21)	1.46	1.25	—	(0.22)	—	(0.22)
Innovator U.S. Equity Power Buffer ETF - June
10/31/2024	$31.04	(0.27)	6.00	5.73	—	—	—	—
10/31/2023	$29.69	(0.24)	1.58	1.34	—	—	—	—
10/31/2022	$31.87	(0.24)	(1.96)	(2.20)	—	—	—	—
10/31/2021	$28.88	(0.24)	3.20	2.96	—	—	—	—
10/31/2020	$26.74	(0.22)	2.30	2.08	—	—	—	—
Innovator U.S. Equity Power Buffer ETF - March
10/31/2024	$33.18	(0.29)	6.33	6.04	—	—	—	—
10/31/2023	$30.38	(0.25)	3.04	2.79	—	—	—	—
10/31/2022	$31.23	(0.24)	(0.63)	(0.87)	—	—	—	—
10/31/2021	$27.39	(0.24)	4.06	3.82	—	—	—	—
10/31/2020(jj)	$26.01	(0.14)	1.50	1.36	—	—	—	—
Innovator U.S. Equity Power Buffer ETF - May
10/31/2024	$29.19	(0.26)	6.28	6.02	—	—	—	—
10/31/2023	$28.02	(0.23)	1.38	1.15	—	—	—	—
10/31/2022	$30.23	(0.23)	(2.00)	(2.23)	—	—	—	—
10/31/2021	$27.34	(0.23)	3.10	2.87	—	—	—	—
10/31/2020(kk)	$25.63	(0.11)	1.80	1.69	—	—	—	—
Innovator U.S. Equity Power Buffer ETF - November
10/31/2024	$32.26	(0.28)	5.10	4.82	—	—	—	—
10/31/2023	$30.01	(0.25)	2.49	2.24	—	—	—	—
10/31/2022	$30.52	(0.23)	(0.31)	(0.54)	—	—	—	—
10/31/2021	$27.30	(0.23)	3.44	3.21	—	—	—	—
10/31/2020	$25.53	(0.21)	1.94	1.73	—	—	—	—
Innovator U.S. Equity Power Buffer ETF - October
10/31/2024	$33.60	(0.29)	5.42	5.13	—	—	—	—
10/31/2023	$29.72	(0.25)	4.12	3.87	—	—	—	—
10/31/2022	$30.04	(0.23)	(0.13)	(0.36)	—	—	—	—
10/31/2021	$26.02	(0.23)	4.23	4.00	—	—	—	—
10/31/2020	$25.16	(0.20)	1.60	1.40	—	(0.56)	—	(0.56)

See footnote definitions on pages 404-405.
The accompanying notes are an integral part of these financial statements.

397

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)

$0.01	$41.42	20.93%	$986,882	0.79%	(0.78)%	—%
$0.01	$34.25	9.91%	$569,465	0.79%	(0.78)%	—%
$0.02	$31.17	−5.83%	$448,795	0.79%	(0.79)%	—%
$0.02	$33.10	13.82%	$294,561	0.79%	(0.79)%	—%
$0.03	$29.08	3.38%	$288,597	0.79%	(0.79)%	—%

$0.01	$40.26	20.84%	$971,164	0.79%	(0.78)%	—%
$0.02	$33.31	11.41%	$999,374	0.79%	(0.78)%	—%
$0.03	$29.90	−1.59%	$503,828	0.79%	(0.79)%	—%
$0.02	$30.38	10.78%	$218,755	0.79%	(0.79)%	—%
$0.04	$27.43	4.89%	$111,759	0.79%	(0.79)%	15%

$0.01	$36.78	18.51%	$614,246	0.79%	(0.78)%	—%
$0.01	$31.04	4.54%	$521,398	0.79%	(0.78)%	—%
$0.02	$29.69	−6.84%	$344,365	0.79%	(0.79)%	—%
$0.03	$31.87	10.34%	$152,966	0.79%	(0.79)%	—%
$0.06	$28.88	8.00%	$94,588	0.79%	(0.79)%	—%

$0.02	$39.24	18.26%	$557,182	0.79%	(0.78)%	—%
$0.01	$33.18	9.24%	$377,427	0.79%	(0.78)%	—%
$0.02	$30.38	−2.72%	$226,295	0.79%	(0.79)%	—%
$0.02	$31.23	14.01%	$117,875	0.79%	(0.79)%	—%
$0.02	$27.39	5.30%(f)	$71,895	0.79%	(0.79)%	—%(f)

$0.01	$35.22	20.63%	$562,564	0.79%	(0.78)%	—%
$0.02	$29.19	4.19%	$459,063	0.79%	(0.78)%	—%
$0.02	$28.02	−7.30%	$392,967	0.79%	(0.79)%	—%
$0.02	$30.23	10.54%	$238,780	0.79%	(0.79)%	—%
$0.02	$27.34	6.69%(f)	$65,626	0.79%	(0.79)%	—%(f)

$0.01	$37.09	14.97%	$669,557	0.79%	(0.78)%	—%
$0.01	$32.26	7.50%	$623,382	0.79%	(0.78)%	—%
$0.03	$30.01	−1.67%	$317,389	0.79%	(0.79)%	—%
$0.01	$30.52	11.80%	$79,343	0.79%	(0.79)%	—%
$0.04	$27.30	6.94%	$38,217	0.79%	(0.79)%	—%

$0.01	$38.74	15.29%	$847,371	0.79%	(0.78)%	—%
$0.01	$33.60	13.04%	$725,754	0.79%	(0.78)%	—%
$0.04	$29.72	−1.05%	$649,488	0.79%	(0.79)%	—%
$0.02	$30.04	15.44%	$209,533	0.79%	(0.79)%	—%
$0.02	$26.02	5.74%	$189,967	0.79%	(0.79)%	—%

The accompanying notes are an integral part of these financial statements.

398

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distribuitons From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Loss(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	From Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
Innovator U.S. Equity Power Buffer ETF - September
10/31/2024	$32.04	$(0.28)	$6.56	$6.28	$ —	$—	$ —	$—
10/31/2023	$29.10	(0.24)	3.17	2.93	—	—	—	—
10/31/2022	$29.97	(0.23)	(0.67)	(0.90)	—	—	—	—
10/31/2021	$26.01	(0.23)	4.17	3.94	—	—	—	—
10/31/2020	$25.15	(0.21)	1.01	0.80	—	—	—	—
Innovator U.S. Equity Ultra Buffer ETF - April
10/31/2024	$25.48	(0.22)	4.86	4.64	—	—	—	—
10/31/2023	$24.83	(0.20)	0.84	0.64	—	—	—	—
10/31/2022	$26.02	(0.20)	(1.01)	(1.21)	—	—	—	—
10/31/2021	$24.47	(0.20)	1.72	1.52	—	—	—	—
10/31/2020	$26.22	(0.19)	(1.01)	(1.20)	—	(0.57)	—	(0.57)
Innovator U.S. Equity Ultra Buffer ETF - August
10/31/2024	$28.30	(0.25)	6.80	6.55	—	—	—	—
10/31/2023	$26.13	(0.21)	2.34	2.13	—	—	—	—
10/31/2022	$28.99	(0.22)	(2.68)	(2.90)	—	—	—	—
10/31/2021	$26.87	(0.22)	2.32	2.10	—	—	—	—
10/31/2020	$25.45	(0.21)	1.81	1.60	—	(0.21)	—	(0.21)
Innovator U.S. Equity Ultra Buffer ETF - December
10/31/2024	$28.72	(0.26)	6.74	6.48	—	—	—	—
10/31/2023	$28.07	(0.22)	0.85	0.63	—	—	—	—
10/31/2022	$29.82	(0.23)	(1.53)	(1.76)	—	—	—	—
10/31/2021	$27.15	(0.23)	2.87	2.64	—	—	—	—
10/31/2020(hh)	$26.40	(0.19)	0.91	0.72	—	—	—	—
Innovator U.S. Equity Ultra Buffer ETF - February
10/31/2024	$27.10	(0.24)	5.77	5.53	—	—	—	—
10/31/2023	$26.35	(0.21)	0.95	0.74	—	—	—	—
10/31/2022	$27.80	(0.21)	(1.25)	(1.46)	—	—	—	—
10/31/2021	$24.91	(0.21)	3.08	2.87	—	—	—	—
10/31/2020(ii)	$24.52	(0.14)	0.50	0.36	—	—	—	—
Innovator U.S. Equity Ultra Buffer ETF - January
10/31/2024	$32.18	(0.28)	6.29	6.01	—	—	—	—
10/31/2023	$29.55	(0.24)	2.86	2.62	—	—	—	—
10/31/2022	$31.37	(0.23)	(1.62)	(1.85)	—	—	—	—
10/31/2021	$28.36	(0.24)	3.23	2.99	—	—	—	—
10/31/2020	$27.69	(0.22)	0.86	0.64	—	—	—	—
Innovator U.S. Equity Ultra Buffer ETF - July
10/31/2024	$27.87	(0.24)	6.13	5.89	—	—	—	—
10/31/2023	$25.62	(0.21)	2.44	2.23	—	—	—	—
10/31/2022	$27.37	(0.21)	(1.56)	(1.77)	—	—	—	—
10/31/2021	$25.54	(0.21)	2.02	1.81	—	—	—	—
10/31/2020	$26.31	(0.20)	1.01	0.81	—	(1.62)	—	(1.62)

See footnote definitions on pages 404-405.
The accompanying notes are an integral part of these financial statements.

399

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)

$0.01	$38.33	19.64%	$891,228	0.79%	(0.78)%	—%
$0.01	$32.04	10.09%	$691,242	0.79%	(0.78)%	—%
$0.03	$29.10	−2.90%	$547,143	0.79%	(0.79)%	—%
$0.02	$29.97	15.24%	$303,473	0.79%	(0.79)%	—%
$0.06	$26.01	3.40%	$287,388	0.79%	(0.79)%	3%

$0.01	$30.13	18.28%	$146,896	0.79%	(0.78)%	—%
$0.01	$25.48	2.62%	$95,533	0.79%	(0.78)%	—%
$0.02	$24.83	−4.59%	$122,886	0.79%	(0.78)%	—%
$0.03	$26.02	6.31%	$57,242	0.79%	(0.79)%	—%
$0.02	$24.47	−4.59%	$30,594	0.79%	(0.79)%	—%

$0.01	$34.86	23.17%	$232,707	0.79%	(0.77)%	—%
$0.04	$28.30	8.32%	$343,891	0.79%	(0.77)%	—%
$0.04	$26.13	−9.87%	$82,308	0.79%	0.79%	—%
$0.02	$28.99	7.89%	$46,383	0.79%	0.79%	—%
$0.03	$26.87	6.46%	$45,679	0.79%	0.79%	—%

$0.01	$35.21	22.58%	$71,303	0.79%	(0.78)%	—%
$0.02	$28.72	2.34%	$69,658	0.79%	(0.78)%	—%
$0.01	$28.07	−5.88%	$46,311	0.79%	(0.79)%	—%
$0.03	$29.82	9.85%	$32,059	0.79%	(0.79)%	—%
$0.03	$27.15	2.84%(f)	$23,756	0.79%	(0.79)%	160%(f)

$0.01	$32.64	20.44%	$56,304	0.79%	(0.78)%	—%
$0.01	$27.10	2.85%	$49,458	0.79%	(0.78)%	—%
$0.01	$26.35	−5.21%	$53,358	0.79%	(0.79)%	—%
$0.02	$27.80	11.61%	$26,409	0.79%	(0.79)%	—%
$0.03	$24.91	1.58%(f)	$31,757	0.79%	(0.79)%	—%(f)

$0.01	$38.20	18.68%	$160,428	0.79%	(0.78)%	—%
$0.01	$32.18	8.93%	$115,864	0.79%	(0.79)%	—%
$0.03	$29.55	−5.82%	$283,638	0.79%	(0.79)%	—%
$0.02	$31.37	10.62%	$86,274	0.79%	(0.79)%	—%
$0.03	$28.36	2.44%	$112,023	0.79%	(0.79)%	—%

$0.02	$33.78	21.22%	$144,405	0.79%	(0.77)%	—%
$0.02	$27.87	8.78%	$161,624	0.79%	(0.77)%	—%
$0.02	$25.62	−6.41%	$73,650	0.79%	(0.79)%	—%
$0.02	$27.37	7.18%	$52,689	0.79%	(0.79)%	—%
$0.04	$25.54	3.37%	$39,583	0.79%	(0.79)%	1%

The accompanying notes are an integral part of these financial statements.

400

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distribuitons From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Loss(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	From Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
Innovator U.S. Equity Ultra Buffer ETF - June
10/31/2024	$27.97	$(0.24)	$5.38	$5.14	$ —	$—	$ —	$—
10/31/2023	$26.87	(0.22)	1.31	1.09	—	—	—	—
10/31/2022	$29.18	(0.21)	(2.13)	(2.34)	—	—	—	—
10/31/2021	$27.24	(0.23)	2.14	1.91	—	—	—	—
10/31/2020	$26.65	(0.21)	1.74	1.53	—	(1.02)	—	(1.02)
Innovator U.S. Equity Ultra Buffer ETF - March
10/31/2024	$29.49	(0.26)	5.61	5.35	—	—	—	—
10/31/2023	$28.33	(0.23)	1.37	1.14	—	—	—	—
10/31/2022	$29.56	(0.23)	(1.02)	(1.25)	—	—	—	—
10/31/2021	$26.93	(0.23)	2.84	2.61	—	—	—	—
10/31/2020(jj)	$26.01	(0.14)	1.03	0.89	—	—	—	—
Innovator U.S. Equity Ultra Buffer ETF - May
10/31/2024	$27.34	(0.24)	5.85	5.61	—	—	—	—
10/31/2023	$26.33	(0.21)	1.21	1.00	—	—	—	—
10/31/2022	$28.52	(0.21)	(2.01)	(2.22)	—	—	—	—
10/31/2021	$26.67	(0.22)	2.05	1.83	—	—	—	—
10/31/2020(kk)	$25.63	(0.11)	1.14	1.03	—	—	—	—
Innovator U.S. Equity Ultra Buffer ETF - November
10/31/2024	$29.67	(0.25)	4.59	4.34	—	—	—	—
10/31/2023	$27.60	(0.23)	2.29	2.06	—	—	—	—
10/31/2022	$29.29	(0.22)	(1.49)	(1.71)	—	—	—	—
10/31/2021	$27.28	(0.23)	2.22	1.99	—	—	—	—
10/31/2020	$25.53	(0.21)	1.94	1.73	—	—	—	—
Innovator U.S. Equity Ultra Buffer ETF - October
10/31/2024	$30.16	(0.26)	4.75	4.49	—	—	—	—
10/31/2023	$26.96	(0.22)	3.41	3.19	—	—	—	—
10/31/2022	$28.23	(0.22)	(1.07)	(1.29)	—	—	—	—
10/31/2021	$25.70	(0.22)	2.74	2.52	—	—	—	—
10/31/2020	$25.05	(0.20)	1.41	1.21	—	(0.58)	—	(0.58)
Innovator U.S. Equity Ultra Buffer ETF - September
10/31/2024	$28.89	(0.25)	5.90	5.65	—	—	—	—
10/31/2023	$26.28	(0.22)	2.82	2.60	—	—	—	—
10/31/2022	$28.42	(0.21)	(1.96)	(2.17)	—	—	—	—
10/31/2021	$25.83	(0.22)	2.78	2.56	—	—	—	—
10/31/2020	$25.02	(0.20)	1.09	0.89	—	(0.16)	—	(0.16)
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly
10/31/2024(h)	$25.11	(0.07)	0.89	0.82	—	—	—	—
Innovator U.S. Small Cap Power Buffer ETF - April
10/31/2024	$25.76	(0.23)	6.74	6.51	—	—	—	—
10/31/2023	$25.52	(0.21)	0.44	0.23	—	—	—	—
10/31/2022	$27.83	(0.20)	(2.12)	(2.32)	—	—	—	—
10/31/2021	$26.00	(0.22)	2.03	1.81	—	—	—	—
10/31/2020(u)	$23.05	(0.12)	3.05	2.93	—	—	—	—

See footnote definitions on pages 404-405.
The accompanying notes are an integral part of these financial statements.

401

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)

$0.01	$33.12	18.43%	$91,085	0.79%	(0.78)%	—%
$0.01	$27.97	4.09%	$74,112	0.79%	(0.78)%	—%
$0.03	$26.87	−7.92%	$114,860	0.79%	(0.79)%	—%
$0.03	$29.18	7.10%	$21,155	0.79%	(0.79)%	—%
$0.08	$27.24	6.26%	$14,984	0.79%	(0.79)%	—%

$0.02	$34.86	18.21%	$81,911	0.79%	(0.78)%	—%
$0.02	$29.49	4.09%	$44,967	0.79%	(0.79)%	—%
$0.02	$28.33	−4.15%	$69,406	0.79%	(0.79)%	—%
$0.02	$29.56	9.76%	$33,251	0.79%	(0.79)%	—%
$0.03	$26.93	3.53%(f)	$28,275	0.79%	(0.79)%	—%(f)

$0.01	$32.96	20.58%	$52,740	0.79%	(0.78)%	—%
$0.01	$27.34	3.83%	$61,507	0.79%	(0.78)%	—%
$0.03	$26.33	−7.67%	$99,394	0.79%	(0.79)%	—%
$0.02	$28.52	6.91%	$40,634	0.79%	(0.79)%	—%
$0.01	$26.67	4.06%(f)	$10,669	0.79%	(0.79)%	—%(f)

$0.01	$34.02	14.64%	$39,122	0.79%	(0.78)%	—%
$0.01	$29.67	7.48%	$30,408	0.79%	(0.78)%	—%
$0.02	$27.60	−5.76%	$53,126	0.79%	(0.79)%	—%
$0.02	$29.29	7.36%	$10,982	0.79%	(0.79)%	—%
$0.02	$27.28	6.88%	$8,867	0.79%	(0.79)%	—%

$0.01	$34.66	14.94%	$162,058	0.79%	(0.78)%	—%
$0.01	$30.16	11.88%	$103,295	0.79%	(0.78)%	—%
$0.02	$26.96	−4.52%	$113,221	0.79%	(0.79)%	—%
$0.01	$28.23	9.85%	$62,818	0.79%	(0.79)%	—%
$0.02	$25.70	5.00%	$105,376	0.79%	(0.79)%	—%

$0.02	$34.56	19.62%	$163,286	0.79%	(0.78)%	—%
$0.01	$28.89	9.93%	$89,556	0.79%	(0.78)%	—%
$0.03	$26.28	−7.54%	$158,986	0.79%	(0.79)%	—%
$0.03	$28.42	10.03%	$67,502	0.79%	(0.79)%	—%
$0.08	$25.83	3.90%	$65,221	0.79%	(0.79)%	35%

$0.19	$26.12	4.07%(f)	$115,598	0.79%	(0.77)%	—%(f)

$0.01	$32.28	25.33%	$179,969	0.79%	(0.78)%	—%
$0.01	$25.76	0.93%	$152,606	0.79%	(0.78)%	—%
$0.01	$25.52	−8.29%	$84,855	0.79%	(0.79)%	—%
$0.02	$27.83	7.04%	$84,876	0.79%	(0.79)%	—%
$0.02	$26.00	12.79%(f)	$33,147	0.79%	(0.79)%	—%(f)

The accompanying notes are an integral part of these financial statements.

402

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

		Investment Operations:			Less Distribuitons From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Loss(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	From Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
Innovator U.S. Small Cap Power Buffer ETF - August
10/31/2024(m)	$24.88	$(0.05)	$(0.08)	$(0.13)	$ —	$—	$ —	$—
Innovator U.S. Small Cap Power Buffer ETF - January
10/31/2024	$29.59	(0.27)	7.47	7.20	—	—	—	—
10/31/2023	$30.28	(0.24)	(0.47)	(0.71)	—	—	—	—
10/31/2022	$31.76	(0.24)	(1.26)	(1.50)	—	—	—	—
10/31/2021	$26.18	(0.24)	5.78	5.54	—	—	—	—
10/31/2020(j)	$26.70	(0.17)	(0.40)	(0.57)	—	—	—	—
Innovator U.S. Small Cap Power Buffer ETF - July
10/31/2024	$24.12	(0.21)	5.03	4.82	—	—	—	—
10/31/2023	$24.48	(0.19)	(0.19)	(0.38)	—	—	—	—
10/31/2022	$26.70	(0.20)	(2.03)	(2.23)	—	—	—	—
10/31/2021	$23.91	(0.21)	2.99	2.78	—	—	—	—
10/31/2020(v)	$23.07	(0.06)	0.89	0.83	—	—	—	—
Innovator U.S. Small Cap Power Buffer ETF - June
10/31/2024(w)	$25.32	(0.08)	1.21	1.13	—	—	—	—
Innovator U.S. Small Cap Power Buffer ETF - November
10/31/2024(n)	$25.07	—	(0.01)	(0.01)	—	—	—	—
Innovator U.S. Small Cap Power Buffer ETF - October
10/31/2024	$24.66	(0.22)	5.64	5.42	—	—	—	—
10/31/2023	$25.37	(0.20)	(0.52)	(0.72)	—	—	—	—
10/31/2022	$27.65	(0.20)	(2.10)	(2.30)	—	—	—	—
10/31/2021	$24.08	(0.21)	3.77	3.56	—	—	—	—
10/31/2020	$24.71	(0.19)	(0.26)	(0.45)	—	(0.20)	—	(0.20)
Innovator U.S. Small Cap Power Buffer ETF - September
10/31/2024(p)	$25.33	(0.03)	0.01	(0.02)	—	—	—	—

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Portfolio turnover rate excludes in-kind transactions.
(d)	Annualized for periods less than one year.
(e)	Inception date of the Fund was August 17, 2020.
(f)	Not annualized for periods less than one year.
(g)	Inception date of the Fund was June 30, 2021.
(h)	Inception date of the Fund was June 28, 2024.
(i)	Inception date of the Fund was March 31, 2021.
(j)	Inception date of the Fund was December 31, 2019.
(k)	Amount represents less than $0.005 per share.
(l)	Inception date of the Fund was September 30, 2021.
(m)	Inception date of the Fund was July 31, 2024.
(n)	Inception date of the Fund was October 31, 2024.
(o)	Inception date of the Fund was September 30, 2024.
The accompanying notes are an integral part of these financial statements.

403

INNOVATOR ETFs TRUST
FINANCIAL HIGHLIGHTS(Continued)

			Supplemental Data and Ratios:
ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return	Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)

$0.04	$24.79	−0.34%(f)	$68,791	0.79%	(0.78)%	—%(f)

$0.02	$36.81	24.40%	$401,272	0.79%	(0.78)%	—%
$0.02	$29.59	−2.28%	$140,565	0.79%	(0.78)%	—%
$0.02	$30.28	−4.65%	$79,491	0.79%	(0.79)%	—%
$0.04	$31.76	21.31%	$84,958	0.79%	(0.79)%	—%
$0.05	$26.18	−1.95%(f)	$165,588	0.79%	(0.79)%	—%(f)

$—(k)	$28.94	19.95%	$154,808	0.79%	(0.78)%	—%
$0.02	$24.12	−1.45%	$183,345	0.79%	(0.77)%	—%
$0.01	$24.48	−8.30%	$78,335	0.79%	(0.79)%	—%
$0.01	$26.70	11.64%	$74,083	0.79%	(0.79)%	—%
$0.01	$23.91	3.66%(f)	$23,316	0.79%	(0.79)%	—%(f)

$0.01	$26.46	4.53%(f)	$10,583	0.79%	(0.77)%	—%(f)

$—	$25.06	—%	$1,253	—%	—%	—%

$0.01	$30.09	22.01%	$148,209	0.79%	(0.78)%	—%
$0.01	$24.66	−2.77%	$65,979	0.79%	(0.78)%	—%
$0.02	$25.37	−8.24%	$72,937	0.79%	(0.79)%	—%
$0.01	$27.65	14.79%	$36,632	0.79%	(0.79)%	—%
$0.02	$24.08	−1.73%	$48,170	0.79%	(0.79)%	—%

$0.01	$25.32	−0.02%(f)	$18,988	0.79%	(0.75)%	—%(f)

(p)	Inception date of the Fund was August 30, 2024.
(q)	Inception date of the Fund was March 28, 2024.
(r)	Inception date of the Fund was December 29, 2023.
(s)	Inception date of the Fund was July 17, 2023.
(t)	Inception date of the Fund was December 31, 2021.
(u)	Inception date of the Fund was March 31, 2020.
(v)	Inception date of the Fund was June 30, 2020.
(w)	Inception date of the Fund was May 31, 2024.
(x)	Inception date of the Fund was November 30, 2023.
(y)	Inception date of the Fund was January 31, 2024.
(z)	Inception date of the Fund was February 29, 2024.
(aa)	Inception date of the Fund was April 30, 2024.
(bb)	Inception date of the Fund was October 31, 2023.
(cc)	Inception date of the Fund was August 31, 2023.
(dd)	Inception date of the Fund was March 31, 2023.
(ee)	Inception date of the Fund was June 30, 2023.
(ff)	Inception date of the Fund was September 29, 2023.
(gg)	Inception date of the Fund was March 31, 2021.
(hh)	Inception date of the Fund was November 29, 2019.
(ii)	Inception date of the Fund was January 31, 2020.
(jj)	Inception date of the Fund was February 28, 2020.
(kk)	Inception date of the Fund was April 30, 2020.
The accompanying notes are an integral part of these financial statements.

404

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024
1. ORGANIZATION
Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust currently consists of multiple operational series, of which one hundred thirty one are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	TFJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	TBJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator Defined Wealth Shield ETF	BALT	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator Emerging Markets 10 Buffer ETF - Quarterly	EBUF	June 28, 2024	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - April	EAPR	March 31, 2021	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - January	EJAN	December 31, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - July	EJUL	June 28, 2019	iShares MSCI Emerging Markets ETF
Innovator Emerging Markets Power Buffer ETF - October	EOCT	September 30, 2021	iShares MSCI Emerging Markets ETF
Innovator Equity Defined Protection ETF - 1 Yr August	ZAUG	July 31, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 1 Yr July	ZJUL	June 28, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 1 Yr November	ZNOV	October 31, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 1 Yr October	ZOCT	September 30, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 1 Yr September	ZSEP	August 30, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 2 Yr to April 2026	AAPR	March 28, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 2 Yr to January 2026	AJAN	December 29, 2023	S&P 500® Index
Innovator Equity Defined Protection ETF - 2 Yr to July 2025	TJUL	July 17, 2023	S&P 500® Index
Innovator Equity Defined Protection ETF - 2 Yr to July 2026	AJUL	June 28, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 2 Yr to October 2026	AOCT	September 30, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct	APOC	September 30, 2024	S&P 500® Index
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul	JAJL	June 28, 2024	S&P 500® Index
Innovator Growth Accelerated ETF - Quarterly	XDQQ	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - April	QTAP	March 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - January	QTJA	December 31, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - July	QTJL	June 30, 2021	Invesco QQQ Trust
Innovator Growth Accelerated Plus ETF - October	QTOC	September 30, 2021	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - April	NAPR	March 31, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - August	NAUG	July 31, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - January	NJAN	December 31, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - July	NJUL	June 30, 2020	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - June	NJUN	May 31, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - November	NNOV	October 31, 2024	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - October	NOCT	September 30, 2019	Invesco QQQ Trust
Innovator Growth-100 Power Buffer ETF - September	NSEP	August 30, 2024	Invesco QQQ Trust
Innovator International Developed 10 Buffer ETF - Quarterly	IBUF	June 28, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - April	IAPR	March 31, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - August	IAUG	July 31, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - December	IDEC	November 30, 2023	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - February	IFEB	January 31, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - January	IJAN	December 31, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - July	IJUL	June 28, 2019	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - June	IJUN	May 31, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - March	IMAR	February 29, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - May	IMAY	April 30, 2024	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - November	INOV	October 31, 2023	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - October	IOCT	September 30, 2021	iShares MSCI EAFE ETF
Innovator International Developed Power Buffer ETF - September	ISEP	August 31, 2023	iShares MSCI EAFE ETF
Innovator Nasdaq-100 10 Buffer ETF - Quarterly	QBUF	June 28, 2024	Nasdaq-100 Index

405

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator Premium Income 10 Barrier ETF - April	APRD	March 31, 2023	S&P 500® Index
Innovator Premium Income 10 Barrier ETF - January	JAND	December 29, 2023	S&P 500® Index
Innovator Premium Income 10 Barrier ETF - July	JULD	June 30, 2023	S&P 500® Index
Innovator Premium Income 10 Barrier ETF - October	OCTD	September 29, 2023	S&P 500® Index
Innovator Premium Income 15 Buffer ETF - April	LAPR	March 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF - January	LJAN	December 29, 2023	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF - July	LJUL	June 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 15 Buffer ETF - October	LOCT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator Premium Income 20 Barrier ETF - April	APRH	March 31, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF - January	JANH	December 29, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF - July	JULH	June 30, 2023	S&P 500® Index
Innovator Premium Income 20 Barrier ETF - October	OCTH	September 29, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - April	APRJ	March 31, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - January	JANJ	December 29, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - July	JULJ	June 30, 2023	S&P 500® Index
Innovator Premium Income 30 Barrier ETF - October	OCTJ	September 29, 2023	S&P 500® Index
Innovator Premium Income 40 Barrier ETF - April	APRQ	March 31, 2023	S&P 500® Index
Innovator Premium Income 40 Barrier ETF - January	JANQ	December 29, 2023	S&P 500® Index
Innovator Premium Income 40 Barrier ETF - July	JULQ	June 30, 2023	S&P 500® Index
Innovator Premium Income 40 Barrier ETF - October	OCTQ	September 29, 2023	S&P 500® Index
Innovator Premium Income 9 Buffer ETF - April	HAPR	March 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 9 Buffer ETF - January	HJAN	December 29, 2023	SPDR S&P 500® ETF Trust
Innovator Premium Income 9 Buffer ETF - July	HJUL	June 28, 2024	SPDR S&P 500® ETF Trust
Innovator Premium Income 9 Buffer ETF - October	HOCT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator U.S. Equity 10 Buffer ETF - Quarterly	ZALT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly	EALT	September 29, 2023	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - April	XBAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - January	XBJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - July	XBJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - October	XBOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - April	XDAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - January	XDJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - July	XDJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - October	XDOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated ETF - Quarterly	XDSQ	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - April	XTAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - January	XTJA	December 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - July	XTJL	June 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - October	XTOC	September 30, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - April	BAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - August	BAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - December	BDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - February	BFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - January	BJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - July	BJUL	August 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - June	BJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - March	BMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - May	BMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - November	BNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - October	BOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Buffer ETF - September	BSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - April	PAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - July	PJUL	August 7, 2018	SPDR S&P 500® ETF Trust

406

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

Name	Ticker	Commencement of Operations	Tracking Fund
Innovator U.S. Equity Power Buffer ETF - June	PJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - October	POCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - August	PAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - December	PDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - February	PFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - January	PJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - March	PMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - May	PMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - November	PNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Power Buffer ETF - September	PSEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - April	UAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - August	UAUG	July 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - December	UDEC	November 29, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - February	UFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - January	UJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - July	UJUL	August 7, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - June	UJUN	May 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - March	UMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - May	UMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - November	UNOV	October 31, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - October	UOCT	September 28, 2018	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Ultra Buffer ETF - September	USEP	August 30, 2019	SPDR S&P 500® ETF Trust
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly	RBUF	June 28, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - April	KAPR	March 31, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - August	KAUG	July 31, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - January	KJAN	December 31, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - July	KJUL	June 30, 2020	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - June	KJUN	May 31, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - November	KNOV	October 31, 2024	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - October	KOCT	September 30, 2019	iShares Russell 2000 ETF
Innovator U.S. Small Cap Power Buffer ETF - September	KSEP	August 30, 2024	iShares Russell 2000 ETF

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations	Tracking Index/Fund(a)
Innovator Buffer Step-Up Strategy ETF	BSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator Deepwater Frontier Tech ETF	LOUP	July 24, 2018	Loup Frontier Tech Index
Innovator Equity Managed Floor ETF	SFLR	November 8, 2022	SPDR S&P 500® ETF Trust
Innovator Gradient Tactical Rotation Strategy ETF	IGTR	November 16, 2022	S&P Global Broad Market Index
Innovator Hedged Nasdaq-100 ETF	QHDG	August 19, 2024	Nasdaq-100 Index
Innovator IBD® 50 ETF	FFTY	April 8, 2015	IBD® 50 Index
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018	IBD® Breakout Stocks Index
Innovator Laddered Allocation Buffer ETF(b)	BUFB	February 8, 2022	MerQube U.S. Large Cap Equity Buffer Laddered Index
Innovator Laddered Allocation Power Buffer ETF(c)	BUFF	October 19, 2016	Refinitiv Laddered Power Buffer Strategy Index
Innovator Nasdaq-100 Managed Floor ETF	QFLR	January 24, 2024	Nasdaq-100 Index
Innovator Power Buffer Step-Up Strategy ETF	PSTP	March 7, 2022	SPDR S&P 500® ETF Trust
Innovator S&P Investment Grade Preferred ETF	EPRF	May 23, 2016	S&P U.S. High Quality Preferred Stock Index
Innovator U.S. Small Cap Managed Floor ETF	RFLR	September 16, 2024	Russell 2000 Index
Innovator Uncapped Accelerated U.S. Equity ETF	XUSP	August 10, 2022	SPDR S&P 500® ETF Trust

407

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b-1 fee to their shareholders. The Innovator International Developed and Emerging Markets ETFs list and principally trade their shares on NYSE Arca (“NYSE”). QBUF lists and principally trades its shares on Nasdaq Global Market (“Nasdaq”). All other Innovator ETFs included in this report each, respectively, list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX”).
Each Fund employs a specific “defined outcome strategy.” Defined outcome strategies generally seek to produce pre-determined investment outcomes based upon the performance of an index or one or more underlying securities. The Funds’ pre-determined outcomes (“Outcomes”) are based upon the price performance of a benchmark index or one or more underlying exchange-traded fund (the “Benchmark”) over a period of approximately one year or another predetermined period (“Outcome Period”). The Funds’ investment strategy provides shareholders with participation in any gains experienced by the applicable Benchmark over the course of the Outcome Period, subject to a cap on upside returns (a “Cap”), and, if applicable, a predetermined buffer (a “Buffer”) against Benchmark losses for the Outcome Period. These defined outcomes are managed by purchasing and selling call and put FLexible EXchange Options (“FLEX Options”) to create layers within a Fund’s portfolio. Each Fund’s FLEX Option has the same reference asset and expiration date, with uniquely selected strike prices for the Fund’s Outcome Period. Due to the customizable nature of FLEX Options that allows for specific strike prices to be selected for the same reference asset and expiration date, when each of the FLEX Options expire on the last day of the Outcome Period, the Funds are expected to achieve a Benchmark investment return with the applicable Buffer and Cap investment parameters.
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Valuation: The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.
Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Adviser, as the Trust’s Valuation Designee (“Valuation Designee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.
Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Valuation Designee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Valuation Designee.

408

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Exchange-traded option contracts (other than FLEX Option contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Trust’s valuation procedures.
If no quotation can be obtained from a pricing service, then the Valuation Designee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Valuation Designee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Valuation Designee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.
Fair Valuation Measurement: FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC Topic 820, “Fair Value Measurement” (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

409

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of October 31, 2024:
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$76,727,706	$—	$76,727,706
Total Investments	$—	$76,727,706	$—	$76,727,706
Liabilities:
Investments:
Written Options	$—	$105,300	$—	$105,300
Total Investments	$—	$105,300	$—	$105,300

Innovator 20+ Year Treasury Bond 9 Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$15,481,427	$—	$15,481,427
Total Investments	$—	$15,481,427	$—	$15,481,427
Liabilities:
Investments:
Written Options	$—	$383,032	$—	$383,032
Total Investments	$—	$383,032	$—	$383,032

Innovator Defined Wealth Shield ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$912,747,346	$—	$912,747,346
Total Investments	$—	$912,747,346	$—	$912,747,346
Liabilities:
Investments:
Written Options	$—	$12,821,998	$—	$12,821,998
Total Investments	$—	$12,821,998	$—	$12,821,998

410

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator Emerging Markets 10 Buffer ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$10,409,802	$—	$10,409,802
Total Investments	$—	$10,409,802	$—	$10,409,802
Liabilities:
Investments:
Written Options	$—	$193,005	$—	$193,005
Total Investments	$—	$193,005	$—	$193,005

Innovator Emerging Markets Power Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$68,174,505	$—	$68,174,505
Total Investments	$—	$68,174,505	$—	$68,174,505
Liabilities:
Investments:
Written Options	$—	$1,751,610	$—	$1,751,610
Total Investments	$—	$1,751,610	$—	$1,751,610

Innovator Emerging Markets Power Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$129,767,765	$—	$129,767,765
Total Investments	$—	$129,767,765	$—	$129,767,765
Liabilities:
Investments:
Written Options	$—	$1,746,523	$—	$1,746,523
Total Investments	$—	$1,746,523	$—	$1,746,523

411

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator Emerging Markets Power Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$90,029,940	$—	$90,029,940
Total Investments	$—	$90,029,940	$—	$90,029,940
Liabilities:
Investments:
Written Options	$—	$3,243,240	$—	$3,243,240
Total Investments	$—	$3,243,240	$—	$3,243,240

Innovator Emerging Markets Power Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$55,596,985	$—	$55,596,985
Total Investments	$—	$55,596,985	$—	$55,596,985
Liabilities:
Investments:
Written Options	$—	$2,427,047	$—	$2,427,047
Total Investments	$—	$2,427,047	$—	$2,427,047

Innovator Equity Defined Protection ETF - 1 Yr August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$84,272,768	$—	$84,272,768
Total Investments	$—	$84,272,768	$—	$84,272,768
Liabilities:
Investments:
Written Options	$—	$3,357,637	$—	$3,357,637
Total Investments	$—	$3,357,637	$—	$3,357,637

412

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator Equity Defined Protection ETF - 1 Yr July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$119,811,471	$—	$119,811,471
Total Investments	$—	$119,811,471	$—	$119,811,471
Liabilities:
Investments:
Written Options	$—	$4,525,591	$—	$4,525,591
Total Investments	$—	$4,525,591	$—	$4,525,591

Innovator Equity Defined Protection ETF - 1 Yr November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,293,270	$—	$1,293,270
Total Investments	$—	$1,293,270	$—	$1,293,270
Liabilities:
Investments:
Written Options	$—	$53,856	$—	$53,856
Total Investments	$—	$53,856	$—	$53,856

Innovator Equity Defined Protection ETF - 1 Yr October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$71,756,740	$—	$71,756,740
Total Investments	$—	$71,756,740	$—	$71,756,740
Liabilities:
Investments:
Written Options	$—	$2,548,580	$—	$2,548,580
Total Investments	$—	$2,548,580	$—	$2,548,580

413

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator Equity Defined Protection ETF - 1 Yr September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$113,970,037	$—	$113,970,037
Total Investments	$—	$113,970,037	$—	$113,970,037
Liabilities:
Investments:
Written Options	$—	$4,385,508	$—	$4,385,508
Total Investments	$—	$4,385,508	$—	$4,385,508

Innovator Equity Defined Protection ETF - 2 Yr to April 2026

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$75,750,733	$—	$75,750,733
Total Investments	$—	$75,750,733	$—	$75,750,733
Liabilities:
Investments:
Written Options	$—	$4,295,992	$—	$4,295,992
Total Investments	$—	$4,295,992	$—	$4,295,992

Innovator Equity Defined Protection ETF - 2 Yr to January 2026

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$67,544,916	$—	$67,544,916
Total Investments	$—	$67,544,916	$—	$67,544,916
Liabilities:
Investments:
Written Options	$—	$7,992,947	$—	$7,992,947
Total Investments	$—	$7,992,947	$—	$7,992,947

414

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator Equity Defined Protection ETF - 2 Yr to July 2025

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$243,116,023	$—	$243,116,023
Total Investments	$—	$243,116,023	$—	$243,116,023
Liabilities:
Investments:
Written Options	$—	$30,386,836	$—	$30,386,836
Total Investments	$—	$30,386,836	$—	$30,386,836

Innovator Equity Defined Protection ETF - 2 Yr to July 2026

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$72,441,159	$—	$72,441,159
Total Investments	$—	$72,441,159	$—	$72,441,159
Liabilities:
Investments:
Written Options	$—	$3,354,266	$—	$3,354,266
Total Investments	$—	$3,354,266	$—	$3,354,266

Innovator Equity Defined Protection ETF - 2 Yr to October 2026

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$57,726,430	$—	$57,726,430
Total Investments	$—	$57,726,430	$—	$57,726,430
Liabilities:
Investments:
Written Options	$—	$3,019,076	$—	$3,019,076
Total Investments	$—	$3,019,076	$—	$3,019,076

415

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$77,144,353	$—	$77,144,353
Total Investments	$—	$77,144,353	$—	$77,144,353
Liabilities:
Investments:
Written Options	$—	$1,741,080	$—	$1,741,080
Total Investments	$—	$1,741,080	$—	$1,741,080

Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$157,684,022	$—	$157,684,022
Total Investments	$—	$157,684,022	$—	$157,684,022
Liabilities:
Investments:
Written Options	$—	$4,417,959	$—	$4,417,959
Total Investments	$—	$4,417,959	$—	$4,417,959

Innovator Growth Accelerated ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$35,182,848	$—	$35,182,848
Total Investments	$—	$35,182,848	$—	$35,182,848
Liabilities:
Investments:
Written Options	$—	$951,130	$—	$951,130
Total Investments	$—	$951,130	$—	$951,130

416

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator Growth Accelerated Plus ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$17,660,225	$—	$17,660,225
Total Investments	$—	$17,660,225	$—	$17,660,225
Liabilities:
Investments:
Written Options	$—	$3,359,292	$—	$3,359,292
Total Investments	$—	$3,359,292	$—	$3,359,292

Innovator Growth Accelerated Plus ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$38,914,954	$—	$38,914,954
Total Investments	$—	$38,914,954	$—	$38,914,954
Liabilities:
Investments:
Written Options	$—	$10,217,936	$—	$10,217,936
Total Investments	$—	$10,217,936	$—	$10,217,936

Innovator Growth Accelerated Plus ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$19,719,093	$—	$19,719,093
Total Investments	$—	$19,719,093	$—	$19,719,093
Liabilities:
Investments:
Written Options	$—	$2,775,046	$—	$2,775,046
Total Investments	$—	$2,775,046	$—	$2,775,046

417

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator Growth Accelerated Plus ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$9,890,920	$—	$9,890,920
Total Investments	$—	$9,890,920	$—	$9,890,920
Liabilities:
Investments:
Written Options	$—	$1,556,865	$—	$1,556,865
Total Investments	$—	$1,556,865	$—	$1,556,865

Innovator Growth-100 Power Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$201,581,827	$—	$201,581,827
Total Investments	$—	$201,581,827	$—	$201,581,827
Liabilities:
Investments:
Written Options	$—	$7,430,220	$—	$7,430,220
Total Investments	$—	$7,430,220	$—	$7,430,220

Innovator Growth-100 Power Buffer ETF - August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$17,606,687	$—	$17,606,687
Total Investments	$—	$17,606,687	$—	$17,606,687
Liabilities:
Investments:
Written Options	$—	$870,895	$—	$870,895
Total Investments	$—	$870,895	$—	$870,895

418

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator Growth-100 Power Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$212,066,092	$—	$212,066,092
Total Investments	$—	$212,066,092	$—	$212,066,092
Liabilities:
Investments:
Written Options	$—	$11,218,844	$—	$11,218,844
Total Investments	$—	$11,218,844	$—	$11,218,844

Innovator Growth-100 Power Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$276,479,424	$—	$276,479,424
Total Investments	$—	$276,479,424	$—	$276,479,424
Liabilities:
Investments:
Written Options	$—	$10,575,729	$—	$10,575,729
Total Investments	$—	$10,575,729	$—	$10,575,729

Innovator Growth-100 Power Buffer ETF - June

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$28,338,836	$—	$28,338,836
Total Investments	$—	$28,338,836	$—	$28,338,836
Liabilities:
Investments:
Written Options	$—	$1,383,851	$—	$1,383,851
Total Investments	$—	$1,383,851	$—	$1,383,851

419

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator Growth-100 Power Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,325,844	$—	$1,325,844
Total Investments	$—	$1,325,844	$—	$1,325,844
Liabilities:
Investments:
Written Options	$—	$80,912	$—	$80,912
Total Investments	$—	$80,912	$—	$80,912

Innovator Growth-100 Power Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$170,351,539	$—	$170,351,539
Total Investments	$—	$170,351,539	$—	$170,351,539
Liabilities:
Investments:
Written Options	$—	$9,733,147	$—	$9,733,147
Total Investments	$—	$9,733,147	$—	$9,733,147

Innovator Growth-100 Power Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$38,086,055	$—	$38,086,055
Total Investments	$—	$38,086,055	$—	$38,086,055
Liabilities:
Investments:
Written Options	$—	$2,128,738	$—	$2,128,738
Total Investments	$—	$2,128,738	$—	$2,128,738

420

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator International Developed 10 Buffer ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$5,779,377	$—	$5,779,377
Total Investments	$—	$5,779,377	$—	$5,779,377
Liabilities:
Investments:
Written Options	$—	$73,510	$—	$73,510
Total Investments	$—	$73,510	$—	$73,510

Innovator International Developed Power Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$204,066,418	$—	$204,066,418
Total Investments	$—	$204,066,418	$—	$204,066,418
Liabilities:
Investments:
Written Options	$—	$2,420,484	$—	$2,420,484
Total Investments	$—	$2,420,484	$—	$2,420,484

Innovator International Developed Power Buffer ETF - August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$15,092,796	$—	$15,092,796
Total Investments	$—	$15,092,796	$—	$15,092,796
Liabilities:
Investments:
Written Options	$—	$443,969	$—	$443,969
Total Investments	$—	$443,969	$—	$443,969

421

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator International Developed Power Buffer ETF - December

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$10,892,993	$—	$10,892,993
Total Investments	$—	$10,892,993	$—	$10,892,993
Liabilities:
Investments:
Written Options	$—	$35,656	$—	$35,656
Total Investments	$—	$35,656	$—	$35,656

Innovator International Developed Power Buffer ETF - February

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$11,892,510	$—	$11,892,510
Total Investments	$—	$11,892,510	$—	$11,892,510
Liabilities:
Investments:
Written Options	$—	$71,006	$—	$71,006
Total Investments	$—	$71,006	$—	$71,006

Innovator International Developed Power Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$181,260,245	$—	$181,260,245
Total Investments	$—	$181,260,245	$—	$181,260,245
Liabilities:
Investments:
Written Options	$—	$841,633	$—	$841,633
Total Investments	$—	$841,633	$—	$841,633

422

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator International Developed Power Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$163,330,235	$—	$163,330,235
Total Investments	$—	$163,330,235	$—	$163,330,235
Liabilities:
Investments:
Written Options	$—	$4,213,771	$—	$4,213,771
Total Investments	$—	$4,213,771	$—	$4,213,771

Innovator International Developed Power Buffer ETF - June

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$24,103,163	$—	$ 24,103,163
Total Investments	$—	$24,103,163	$—	$24,103,163
Liabilities:
Investments:
Written Options	$—	$381,125	$—	$381,125
Total Investments	$—	$381,125	$—	$381,125

Innovator International Developed Power Buffer ETF - March

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$13,017,387	$—	$13,017,387
Total Investments	$—	$13,017,387	$—	$13,017,387
Liabilities:
Investments:
Written Options	$—	$93,612	$—	$93,612
Total Investments	$—	$93,612	$—	$93,612

423

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator International Developed Power Buffer ETF - May

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$9,075,888	$—	$9,075,888
Total Investments	$—	$9,075,888	$—	$9,075,888
Liabilities:
Investments:
Written Options	$—	$114,958	$—	$114,958
Total Investments	$—	$114,958	$—	$114,958

Innovator International Developed Power Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$4,518,397	$—	$4,518,397
Total Investments	$—	$4,518,397	$—	$4,518,397
Liabilities:
Investments:
Written Options	$—	$136,396	$—	$136,396
Total Investments	$—	$136,396	$—	$136,396

Innovator International Developed Power Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$126,521,996	$—	$126,521,996
Total Investments	$—	$126,521,996	$—	$126,521,996
Liabilities:
Investments:
Written Options	$—	$5,036,416	$—	$5,036,416
Total Investments	$—	$5,036,416	$—	$5,036,416

424

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator International Developed Power Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$69,289,377	$—	$ 69,289,377
Total Investments	$—	$69,289,377	$—	$69,289,377
Liabilities:
Investments:
Written Options	$—	$1,728,692	$—	$1,728,692
Total Investments	$—	$1,728,692	$—	$1,728,692

Innovator Nasdaq-100 10 Buffer ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$82,343,820	$—	$82,343,820
Total Investments	$—	$82,343,820	$—	$82,343,820
Liabilities:
Investments:
Written Options	$—	$1,962,389	$—	$1,962,389
Total Investments	$—	$1,962,389	$—	$1,962,389

Innovator Premium Income 10 Barrier ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$833,865	$—	$833,865
U.S. Treasury Bills	—	9,420,915	—	9,420,915
Total Investments	$—	$10,254,780	$—	$10,254,780
Liabilities:
Investments:
Written Options	$—	$979,517	$—	$979,517
Total Investments	$—	$979,517	$—	$979,517

425

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator Premium Income 10 Barrier ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$95,468	$—	$95,468
U.S. Treasury Bills	—	4,362,567	—	4,362,567
Total Investments	$—	$4,458,035	$—	$4,458,035
Liabilities:
Investments:
Written Options	$—	$110,175	$—	$110,175
Total Investments	$—	$110,175	$—	$110,175

Innovator Premium Income 10 Barrier ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$818,110	$—	$818,110
U.S. Treasury Bills	—	5,131,546	—	5,131,546
Total Investments	$—	$5,949,656	$—	$5,949,656
Liabilities:
Investments:
Written Options	$—	$959,994	$—	$959,994
Total Investments	$—	$959,994	$—	$959,994

Innovator Premium Income 10 Barrier ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,301,711	$—	$1,301,711
U.S. Treasury Bills	—	4,977,794	—	4,977,794
Total Investments	$—	$6,279,505	$—	$6,279,505
Liabilities:
Investments:
Written Options	$—	$1,519,929	$—	$1,519,929
Total Investments	$—	$1,519,929	$—	$1,519,929

426

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator Premium Income 15 Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$3,774,322	$—	$3,774,322
Total Investments	$—	$3,774,322	$—	$3,774,322
Liabilities:
Investments:
Written Options	$—	$26,292	$—	$26,292
Total Investments	$—	$26,292	$—	$26,292

Innovator Premium Income 15 Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$8,608,493	$—	$8,608,493
Total Investments	$—	$8,608,493	$—	$8,608,493
Liabilities:
Investments:
Written Options	$—	$15,208	$—	$15,208
Total Investments	$—	$15,208	$—	$15,208

Innovator Premium Income 15 Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$2,412,799	$—	$2,412,799
Total Investments	$—	$2,412,799	$—	$2,412,799
Liabilities:
Investments:
Written Options	$—	$30,399	$—	$30,399
Total Investments	$—	$30,399	$—	$30,399

427

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator Premium Income 15 Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$18,719,981	$—	$18,719,981
Total Investments	$—	$18,719,981	$—	$18,719,981
Liabilities:
Investments:
Written Options	$—	$392,830	$—	$392,830
Total Investments	$—	$392,830	$—	$392,830

Innovator Premium Income 20 Barrier ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$2,737,649	$—	$2,737,649
U.S. Treasury Bills	—	28,096,997	—	28,096,997
Total Investments	$—	$30,834,646	$—	$30,834,646
Liabilities:
Investments:
Written Options	$—	$3,037,344	$—	$3,037,344
Total Investments	$—	$3,037,344	$—	$3,037,344

Innovator Premium Income 20 Barrier ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$254,920	$—	$254,920
U.S. Treasury Bills	—	9,320,059	—	9,320,059
Total Investments	$—	$9,574,979	$—	$9,574,979
Liabilities:
Investments:
Written Options	$—	$281,125	$—	$281,125
Total Investments	$—	$281,125	$—	$281,125

428

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator Premium Income 20 Barrier ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$3,652,005	$—	$3,652,005
U.S. Treasury Bills	—	20,986,552	—	20,986,552
Total Investments	$—	$24,638,556	$—	$24,638,556
Liabilities:
Investments:
Written Options	$—	$4,061,951	$—	$4,061,951
Total Investments	$—	$4,061,951	$—	$4,061,951

Innovator Premium Income 20 Barrier ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$5,856,511	$—	$5,856,511
U.S. Treasury Bills	—	20,305,015	—	20,305,015
Total Investments	$—	$26,161,526	$—	$26,161,526
Liabilities:
Investments:
Written Options	$—	$6,535,659	$—	$6,535,659
Total Investments	$—	$6,535,659	$—	$6,535,659

Innovator Premium Income 30 Barrier ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$3,399,706	$—	$3,399,706
U.S. Treasury Bills	—	38,568,790	—	38,568,790
Total Investments	$—	$41,968,496	$—	$41,968,496
Liabilities:
Investments:
Written Options	$—	$3,687,739	$—	$3,687,739
Total Investments	$—	$3,687,739	$—	$3,687,739

429

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator Premium Income 30 Barrier ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$535,108	$—	$535,108
U.S. Treasury Bills	—	22,306,573	—	22,306,573
Total Investments	$—	$22,841,681	$—	$22,841,681
Liabilities:
Investments:
Written Options	$—	$586,241	$—	$586,241
Total Investments	$—	$586,241	$—	$586,241

Innovator Premium Income 30 Barrier ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$3,640,223	$—	$3,640,223
U.S. Treasury Bills	—	24,027,961	—	24,027,961
Total Investments	$—	$27,668,184	$—	$27,668,184
Liabilities:
Investments:
Written Options	$—	$3,970,099	$—	$3,970,099
Total Investments	$—	$3,970,099	$—	$3,970,099

Innovator Premium Income 30 Barrier ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$5,358,319	$—	$5,358,319
U.S. Treasury Bills	—	21,925,655	—	21,925,655
Total Investments	$—	$27,283,974	$—	$27,283,974
Liabilities:
Investments:
Written Options	$—	$5,857,933	$—	$5,857,933
Total Investments	$—	$5,857,933	$—	$5,857,933

430

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator Premium Income 40 Barrier ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,384,438	$—	$1,384,438
U.S. Treasury Bills	—	19,224,520	—	19,224,520
Total Investments	$—	$20,608,958	$—	$20,608,958
Liabilities:
Investments:
Written Options	$—	$1,492,641	$—	$1,492,641
Total Investments	$—	$1,492,641	$—	$1,492,641

Innovator Premium Income 40 Barrier ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$84,355	$—	$84,355
U.S. Treasury Bills	—	4,947,759	—	4,947,759
Total Investments	$—	$5,032,114	$—	$5,032,114
Liabilities:
Investments:
Written Options	$—	$92,607	$—	$92,607
Total Investments	$—	$92,607	$—	$92,607

Innovator Premium Income 40 Barrier ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$991,211	$—	$991,211
U.S. Treasury Bills	—	8,180,416	—	8,180,416
Total Investments	$—	$9,171,627	$—	$9,171,627
Liabilities:
Investments:
Written Options	$—	$1,066,863	$—	$1,066,863
Total Investments	$—	$1,066,863	$—	$1,066,863

431

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator Premium Income 40 Barrier ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$2,383,736	$—	$2,383,736
U.S. Treasury Bills	—	12,688,863	—	12,688,863
Total Investments	$—	$15,072,599	$—	$15,072,599
Liabilities:
Investments:
Written Options	$—	$2,580,916	$—	$2,580,916
Total Investments	$—	$2,580,916	$—	$2,580,916

Innovator Premium Income 9 Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$1,893,050	$—	$1,893,050
Total Investments	$—	$1,893,050	$—	$1,893,050
Liabilities:
Investments:
Written Options	$—	$19,239	$—	$19,239
Total Investments	$—	$19,239	$—	$19,239

Innovator Premium Income 9 Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$9,844,064	$—	$9,844,064
Total Investments	$—	$9,844,064	$—	$9,844,064
Liabilities:
Investments:
Written Options	$—	$23,569	$—	$23,569
Total Investments	$—	$23,569	$—	$23,569

432

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator Premium Income 9 Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$1,212,409	$—	$1,212,409
Total Investments	$—	$1,212,409	$—	$1,212,409
Liabilities:
Investments:
Written Options	$—	$22,308	$—	$22,308
Total Investments	$—	$22,308	$—	$22,308

Innovator Premium Income 9 Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$15,837,884	$—	$15,837,884
Total Investments	$—	$15,837,884	$—	$15,837,884
Liabilities:
Investments:
Written Options	$—	$471,990	$—	$471,990
Total Investments	$—	$471,990	$—	$471,990

Innovator U.S. Equity 10 Buffer ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$260,203,366	$—	$260,203,366
Total Investments	$—	$260,203,366	$—	$260,203,366
Liabilities:
Investments:
Written Options	$—	$3,910,276	$—	$3,910,276
Total Investments	$—	$3,910,276	$—	$3,910,276

433

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$102,980,945	$—	$102,980,945
Total Investments	$—	$102,980,945	$—	$102,980,945
Liabilities:
Investments:
Written Options	$—	$712,615	$—	$712,615
Total Investments	$—	$712,615	$—	$712,615

Innovator U.S. Equity Accelerated 9 Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$99,045,519	$—	$99,045,519
Total Investments	$—	$99,045,519	$—	$99,045,519
Liabilities:
Investments:
Written Options	$—	$12,519,230	$—	$12,519,230
Total Investments	$—	$12,519,230	$—	$12,519,230

Innovator U.S. Equity Accelerated 9 Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$109,687,723	$—	$109,687,723
Total Investments	$—	$109,687,723	$—	$109,687,723
Liabilities:
Investments:
Written Options	$—	$23,249,418	$—	$23,249,418
Total Investments	$—	$23,249,418	$—	$23,249,418

434

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator U.S. Equity Accelerated 9 Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$170,168,781	$—	$170,168,781
Total Investments	$—	$170,168,781	$—	$170,168,781
Liabilities:
Investments:
Written Options	$—	$20,112,648	$—	$20,112,648
Total Investments	$—	$20,112,648	$—	$20,112,648

Innovator U.S. Equity Accelerated 9 Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$74,235,393	$—	$74,235,393
Total Investments	$—	$74,235,393	$—	$74,235,393
Liabilities:
Investments:
Written Options	$—	$7,837,763	$—	$7,837,763
Total Investments	$—	$7,837,763	$—	$7,837,763

Innovator U.S. Equity Accelerated ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$8,514,084	$—	$8,514,084
Total Investments	$—	$8,514,084	$—	$8,514,084
Liabilities:
Investments:
Written Options	$—	$792,282	$—	$792,282
Total Investments	$—	$792,282	$—	$792,282

435

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator U.S. Equity Accelerated ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$11,965,398	$—	$11,965,398
Total Investments	$—	$11,965,398	$—	$11,965,398
Liabilities:
Investments:
Written Options	$—	$2,169,057	$—	$2,169,057
Total Investments	$—	$2,169,057	$—	$2,169,057

Innovator U.S. Equity Accelerated ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$11,963,922	$—	$11,963,922
Total Investments	$—	$11,963,922	$—	$11,963,922
Liabilities:
Investments:
Written Options	$—	$998,200	$—	$998,200
Total Investments	$—	$998,200	$—	$998,200

Innovator U.S. Equity Accelerated ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$5,491,574	$—	$5,491,574
Total Investments	$—	$5,491,574	$—	$5,491,574
Liabilities:
Investments:
Written Options	$—	$347,267	$—	$347,267
Total Investments	$—	$347,267	$—	$347,267

436

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator U.S. Equity Accelerated ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$52,441,174	$—	$52,441,174
Total Investments	$—	$52,441,174	$—	$52,441,174
Liabilities:
Investments:
Written Options	$—	$987,214	$—	$987,214
Total Investments	$—	$987,214	$—	$987,214

Innovator U.S. Equity Accelerated Plus ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$13,323,240	$—	$13,323,240
Total Investments	$—	$13,323,240	$—	$13,323,240
Liabilities:
Investments:
Written Options	$—	$2,423,624	$—	$2,423,624
Total Investments	$—	$2,423,624	$—	$2,423,624

Innovator U.S. Equity Accelerated Plus ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$24,150,042	$—	$24,150,042
Total Investments	$—	$24,150,042	$—	$24,150,042
Liabilities:
Investments:
Written Options	$—	$7,097,102	$—	$7,097,102
Total Investments	$—	$7,097,102	$—	$7,097,102

437

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator U.S. Equity Accelerated Plus ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$13,660,274	$—	$13,660,274
Total Investments	$—	$13,660,274	$—	$13,660,274
Liabilities:
Investments:
Written Options	$—	$2,206,145	$—	$2,206,145
Total Investments	$—	$2,206,145	$—	$2,206,145

Innovator U.S. Equity Accelerated Plus ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$16,316,068	$—	$16,316,068
Total Investments	$—	$16,316,068	$—	$16,316,068
Liabilities:
Investments:
Written Options	$—	$2,065,339	$—	$2,065,339
Total Investments	$—	$2,065,339	$—	$2,065,339

Innovator U.S. Equity Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$265,533,263	$—	$265,533,263
Total Investments	$—	$265,533,263	$—	$265,533,263
Liabilities:
Investments:
Written Options	$—	$5,090,539	$—	$5,090,539
Total Investments	$—	$5,090,539	$—	$5,090,539

438

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator U.S. Equity Buffer ETF - August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$186,754,843	$—	$186,754,843
Total Investments	$—	$186,754,843	$—	$186,754,843
Liabilities:
Investments:
Written Options	$—	$6,350,652	$—	$6,350,652
Total Investments	$—	$6,350,652	$—	$6,350,652

Innovator U.S. Equity Buffer ETF - December

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$133,299,461	$—	$133,299,461
Total Investments	$—	$133,299,461	$—	$133,299,461
Liabilities:
Investments:
Written Options	$—	$8,049,410	$—	$8,049,410
Total Investments	$—	$8,049,410	$—	$8,049,410

Innovator U.S. Equity Buffer ETF - February

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$137,525,052	$—	$137,525,052
Total Investments	$—	$137,525,052	$—	$137,525,052
Liabilities:
Investments:
Written Options	$—	$6,643,372	$—	$6,643,372
Total Investments	$—	$6,643,372	$—	$6,643,372

439

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator U.S. Equity Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$263,907,778	$—	$263,907,778
Total Investments	$—	$263,907,778	$—	$263,907,778
Liabilities:
Investments:
Written Options	$—	$11,329,554	$—	$11,329,554
Total Investments	$—	$11,329,554	$—	$11,329,554

Innovator U.S. Equity Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$266,661,208	$—	$266,661,208
Total Investments	$—	$266,661,208	$—	$266,661,208
Liabilities:
Investments:
Written Options	$—	$7,521,565	$—	$7,521,565
Total Investments	$—	$7,521,565	$—	$7,521,565

Innovator U.S. Equity Buffer ETF - June

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$155,594,575	$—	$155,594,575
Total Investments	$—	$155,594,575	$—	$155,594,575
Liabilities:
Investments:
Written Options	$—	$5,054,915	$—	$5,054,915
Total Investments	$—	$5,054,915	$—	$5,054,915

440

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator U.S. Equity Buffer ETF - March

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$177,448,176	$—	$177,448,176
Total Investments	$—	$177,448,176	$—	$177,448,176
Liabilities:
Investments:
Written Options	$—	$3,873,816	$—	$3,873,816
Total Investments	$—	$3,873,816	$—	$3,873,816

Innovator U.S. Equity Buffer ETF - May

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$136,018,471	$—	$136,018,471
Total Investments	$—	$136,018,471	$—	$136,018,471
Liabilities:
Investments:
Written Options	$—	$5,420,967	$—	$5,420,967
Total Investments	$—	$5,420,967	$—	$5,420,967

Innovator U.S. Equity Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$103,760,820	$—	$103,760,820
Total Investments	$—	$103,760,820	$—	$103,760,820
Liabilities:
Investments:
Written Options	$—	$4,442,505	$—	$4,442,505
Total Investments	$—	$4,442,505	$—	$4,442,505

441

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator U.S. Equity Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$242,290,615	$—	$242,290,615
Total Investments	$—	$242,290,615	$—	$242,290,615
Liabilities:
Investments:
Written Options	$—	$9,817,444	$—	$9,817,444
Total Investments	$—	$9,817,444	$—	$9,817,444

Innovator U.S. Equity Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$209,546,734	$—	$209,546,734
Total Investments	$—	$209,546,734	$—	$209,546,734
Liabilities:
Investments:
Written Options	$—	$7,839,665	$—	$7,839,665
Total Investments	$—	$7,839,665	$—	$7,839,665

Innovator U.S. Equity Power Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$806,742,825	$—	$806,742,825
Total Investments	$—	$806,742,825	$—	$806,742,825
Liabilities:
Investments:
Written Options	$—	$22,245,240	$—	$22,245,240
Total Investments	$—	$22,245,240	$—	$22,245,240

442

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator U.S. Equity Power Buffer ETF - August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$882,658,317	$—	$882,658,317
Total Investments	$—	$882,658,317	$—	$882,658,317
Liabilities:
Investments:
Written Options	$—	$32,700,182	$—	$32,700,182
Total Investments	$—	$32,700,182	$—	$32,700,182

Innovator U.S. Equity Power Buffer ETF - December

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$811,648,320	$—	$811,648,320
Total Investments	$—	$811,648,320	$—	$811,648,320
Liabilities:
Investments:
Written Options	$—	$75,475,104	$—	$75,475,104
Total Investments	$—	$75,475,104	$—	$75,475,104

Innovator U.S. Equity Power Buffer ETF - February

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$691,828,442	$—	$691,828,442
Total Investments	$—	$691,828,442	$—	$691,828,442
Liabilities:
Investments:
Written Options	$—	$48,681,706	$—	$48,681,706
Total Investments	$—	$48,681,706	$—	$48,681,706

443

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator U.S. Equity Power Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,054,876,706	$—	$1,054,876,706
Total Investments	$—	$1,054,876,706	$—	$1,054,876,706
Liabilities:
Investments:
Written Options	$—	$70,181,000	$—	$70,181,000
Total Investments	$—	$70,181,000	$—	$70,181,000

Innovator U.S. Equity Power Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,000,731,599	$—	$1,000,731,599
Total Investments	$—	$1,000,731,599	$—	$1,000,731,599
Liabilities:
Investments:
Written Options	$—	$31,869,551	$—	$31,869,551
Total Investments	$—	$31,869,551	$—	$31,869,551

Innovator U.S. Equity Power Buffer ETF - June

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$ 638,980,540	$—	$638,980,540
Total Investments	$—	$638,980,540	$—	$638,980,540
Liabilities:
Investments:
Written Options	$—	$26,197,380	$—	$26,197,380
Total Investments	$—	$26,197,380	$—	$26,197,380

444

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator U.S. Equity Power Buffer ETF - March

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$578,017,056	$—	$578,017,056
Total Investments	$—	$578,017,056	$—	$578,017,056
Liabilities:
Investments:
Written Options	$—	$22,083,129	$—	$22,083,129
Total Investments	$—	$22,083,129	$—	$22,083,129

Innovator U.S. Equity Power Buffer ETF - May

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$595,396,577	$—	$595,396,577
Total Investments	$—	$595,396,577	$—	$595,396,577
Liabilities:
Investments:
Written Options	$—	$34,105,093	$—	$34,105,093
Total Investments	$—	$34,105,093	$—	$34,105,093

Innovator U.S. Equity Power Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$697,966,752	$—	$697,966,752
Total Investments	$—	$697,966,752	$—	$697,966,752
Liabilities:
Investments:
Written Options	$—	$29,905,568	$—	$29,905,568
Total Investments	$—	$29,905,568	$—	$29,905,568

445

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator U.S. Equity Power Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$880,116,705	$—	$880,116,705
Total Investments	$—	$880,116,705	$—	$880,116,705
Liabilities:
Investments:
Written Options	$—	$34,845,150	$—	$34,845,150
Total Investments	$—	$34,845,150	$—	$34,845,150

Innovator U.S. Equity Power Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$924,567,449	$—	$924,567,449
Total Investments	$—	$924,567,449	$—	$924,567,449
Liabilities:
Investments:
Written Options	$—	$35,510,125	$—	$35,510,125
Total Investments	$—	$35,510,125	$—	$35,510,125

Innovator U.S. Equity Ultra Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$149,677,800	$—	$149,677,800
Total Investments	$—	$149,677,800	$—	$149,677,800
Liabilities:
Investments:
Written Options	$—	$3,133,784	$—	$3,133,784
Total Investments	$—	$3,133,784	$—	$3,133,784

446

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator U.S. Equity Ultra Buffer ETF - August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$238,271,932	$—	$238,271,932
Total Investments	$—	$238,271,932	$—	$238,271,932
Liabilities:
Investments:
Written Options	$—	$6,097,884	$—	$6,097,884
Total Investments	$—	$6,097,884	$—	$6,097,884

Innovator U.S. Equity Ultra Buffer ETF - December

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$78,392,394	$—	$78,392,394
Total Investments	$—	$78,392,394	$—	$78,392,394
Liabilities:
Investments:
Written Options	$—	$7,248,740	$—	$7,248,740
Total Investments	$—	$7,248,740	$—	$7,248,740

Innovator U.S. Equity Ultra Buffer ETF - February

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$60,139,013	$—	$60,139,013
Total Investments	$—	$60,139,013	$—	$60,139,013
Liabilities:
Investments:
Written Options	$—	$3,946,929	$—	$3,946,929
Total Investments	$—	$3,946,929	$—	$3,946,929

447

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator U.S. Equity Ultra Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$171,722,941	$—	$171,722,941
Total Investments	$—	$171,722,941	$—	$171,722,941
Liabilities:
Investments:
Written Options	$—	$11,660,289	$—	$11,660,289
Total Investments	$—	$11,660,289	$—	$11,660,289

Innovator U.S. Equity Ultra Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$147,218,031	$—	$147,218,031
Total Investments	$—	$147,218,031	$—	$147,218,031
Liabilities:
Investments:
Written Options	$—	$3,157,188	$—	$3,157,188
Total Investments	$—	$3,157,188	$—	$3,157,188

Innovator U.S. Equity Ultra Buffer ETF - June

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$93,856,901	$—	$93,856,901
Total Investments	$—	$93,856,901	$—	$93,856,901
Liabilities:
Investments:
Written Options	$—	$2,968,358	$—	$2,968,358
Total Investments	$—	$2,968,358	$—	$2,968,358

448

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator U.S. Equity Ultra Buffer ETF - March

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$84,426,433	$—	$84,426,433
Total Investments	$—	$84,426,433	$—	$84,426,433
Liabilities:
Investments:
Written Options	$—	$2,690,295	$—	$2,690,295
Total Investments	$—	$2,690,295	$—	$2,690,295

Innovator U.S. Equity Ultra Buffer ETF - May

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$55,310,049	$—	$55,310,049
Total Investments	$—	$55,310,049	$—	$55,310,049
Liabilities:
Investments:
Written Options	$—	$2,704,570	$—	$2,704,570
Total Investments	$—	$2,704,570	$—	$2,704,570

Innovator U.S. Equity Ultra Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$40,250,133	$—	$40,250,133
Total Investments	$—	$40,250,133	$—	$40,250,133
Liabilities:
Investments:
Written Options	$—	$1,252,251	$—	$1,252,251
Total Investments	$—	$1,252,251	$—	$1,252,251

449

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator U.S. Equity Ultra Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$166,113,618	$—	$166,113,618
Total Investments	$—	$166,113,618	$—	$166,113,618
Liabilities:
Investments:
Written Options	$—	$4,457,181	$—	$4,457,181
Total Investments	$—	$4,457,181	$—	$4,457,181

Innovator U.S. Equity Ultra Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$167,189,208	$—	$167,189,208
Total Investments	$—	$167,189,208	$—	$167,189,208
Liabilities:
Investments:
Written Options	$—	$4,378,208	$—	$4,378,208
Total Investments	$—	$4,378,208	$—	$4,378,208

Innovator U.S. Small Cap 10 Buffer ETF - Quarterly

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$118,612,056	$—	$118,612,056
Total Investments	$—	$118,612,056	$—	$118,612,056
Liabilities:
Investments:
Written Options	$—	$3,129,849	$—	$3,129,849
Total Investments	$—	$3,129,849	$—	$3,129,849

450

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator U.S. Small Cap Power Buffer ETF - April

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$184,138,910	$—	$184,138,910
Total Investments	$—	$184,138,910	$—	$184,138,910
Liabilities:
Investments:
Written Options	$—	$4,594,679	$—	$4,594,679
Total Investments	$—	$4,594,679	$—	$4,594,679

Innovator U.S. Small Cap Power Buffer ETF - August

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$71,324,286	$—	$71,324,286
Total Investments	$—	$71,324,286	$—	$71,324,286
Liabilities:
Investments:
Written Options	$—	$2,739,066	$—	$2,739,066
Total Investments	$—	$2,739,066	$—	$2,739,066

Innovator U.S. Small Cap Power Buffer ETF - January

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$405,686,220	$—	$405,686,220
Total Investments	$—	$405,686,220	$—	$405,686,220
Liabilities:
Investments:
Written Options	$—	$5,324,748	$—	$5,324,748
Total Investments	$—	$5,324,748	$—	$5,324,748

451

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator U.S. Small Cap Power Buffer ETF - July

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$162,589,494	$—	$162,589,494
Total Investments	$—	$162,589,494	$—	$162,589,494
Liabilities:
Investments:
Written Options	$—	$8,112,808	$—	$8,112,808
Total Investments	$—	$8,112,808	$—	$8,112,808

Innovator U.S. Small Cap Power Buffer ETF - June

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$11,007,629	$—	$11,007,629
Total Investments	$—	$11,007,629	$—	$11,007,629
Liabilities:
Investments:
Written Options	$—	$463,777	$—	$463,777
Total Investments	$—	$463,777	$—	$463,777

Innovator U.S. Small Cap Power Buffer ETF - November

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$1,325,068	$—	$1,325,068
Total Investments	$—	$1,325,068	$—	$1,325,068
Liabilities:
Investments:
Written Options	$—	$75,168	$—	$75,168
Total Investments	$—	$75,168	$—	$75,168

452

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Innovator U.S. Small Cap Power Buffer ETF - October

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$156,065,391	$—	$156,065,391
Total Investments	$—	$156,065,391	$—	$156,065,391
Liabilities:
Investments:
Written Options	$—	$8,216,478	$—	$8,216,478
Total Investments	$—	$8,216,478	$—	$8,216,478

Innovator U.S. Small Cap Power Buffer ETF - September

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$19,898,553	$—	$19,898,553
Total Investments	$—	$19,898,553	$—	$19,898,553
Liabilities:
Investments:
Written Options	$—	$963,078	$—	$963,078
Total Investments	$—	$963,078	$—	$963,078

There were no Level 3 investments for the Funds during the year or period ended October 31, 2024.
Option Contracts: In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).
The Funds invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.
The Funds will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.
When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

453

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.
All of the FLEX Option contracts held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under U.S. GAAP does not apply.
The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.
The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of October 31, 2024 are as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
BALT	$ 912,747,346	$12,821,998
EBUF	10,409,802	193,005
EAPR	68,174,505	1,751,610
EJAN	129,767,765	1,746,523
EJUL	90,029,940	3,243,240
EOCT	55,596,985	2,427,047
ZAUG	84,272,768	3,357,637
ZJUL	119,811,471	4,525,591
ZNOV	1,293,270	53,856
ZOCT	71,756,740	2,548,580
ZSEP	113,970,037	4,385,508
AAPR	75,750,733	4,295,992
AJAN	67,544,916	7,992,947
TJUL	243,116,023	30,386,836
AJUL	72,441,159	3,354,266
AOCT	57,726,430	3,019,076
APOC	77,144,353	1,741,080

454

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
JAJL	$ 157,684,022	$4,417,959
XDQQ	35,182,848	951,130
QTAP	17,660,225	3,359,292
QTJA	38,914,954	10,217,936
QTJL	19,719,093	2,775,046
QTOC	9,890,920	1,556,865
NAPR	201,581,827	7,430,220
NAUG	17,606,687	870,895
NJAN	212,066,092	11,218,844
NJUL	276,479,424	10,575,729
NJUN	28,338,836	1,383,851
NNOV	1,325,844	80,912
NOCT	170,351,539	9,733,147
NSEP	38,086,055	2,128,738
IBUF	5,779,377	73,510
IAPR	204,066,418	2,420,484
IAUG	15,092,796	443,969
IDEC	10,892,993	35,656
IFEB	11,892,510	71,006
IJAN	181,260,245	841,633
IJUL	163,330,235	4,213,771
IJUN	24,103,163	381,125
IMAR	13,017,387	93,612
IMAY	9,075,888	114,958
INOV	4,518,397	136,396
IOCT	126,521,996	5,036,416
ISEP	69,289,377	1,728,692
QBUF	82,343,820	1,962,389
APRD	833,865	979,517
JAND	95,468	110,175
JULD	818,110	959,994
OCTD	1,301,711	1,519,929
LAPR	—	26,292
LJAN	—	15,208
LJUL	—	30,399
LOCT	—	392,830
APRH	2,737,649	3,037,344
JANH	254,920	281,125
JULH	3,652,005	4,061,951
OCTH	5,856,511	6,535,659
APRJ	3,399,706	3,687,739

455

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
JANJ	$ 535,108	$586,241
JULJ	3,640,223	3,970,099
OCTJ	5,358,319	5,857,933
APRQ	1,384,438	1,492,641
JANQ	84,355	92,607
JULQ	991,211	1,066,863
OCTQ	2,383,736	2,580,916
HAPR	—	19,239
HJAN	—	23,569
HJUL	—	22,308
HOCT	—	471,990
ZALT	260,203,366	3,910,276
EALT	102,980,945	712,615
XBAP	99,045,519	12,519,230
XBJA	109,687,723	23,249,418
XBJL	170,168,781	20,112,648
XBOC	74,235,393	7,837,763
XDAP	8,514,084	792,282
XDJA	11,965,398	2,169,057
XDJL	11,963,922	998,200
XDOC	5,491,574	347,267
XDSQ	52,441,174	987,214
XTAP	13,323,240	2,423,624
XTJA	24,150,042	7,097,102
XTJL	13,660,274	2,206,145
XTOC	16,316,068	2,065,339
BAPR	265,533,263	5,090,539
BAUG	186,754,843	6,350,652
BDEC	133,299,461	8,049,410
BFEB	137,525,052	6,643,372
BJAN	263,907,778	11,329,554
BJUL	266,661,208	7,521,565
BJUN	155,594,575	5,054,915
BMAR	177,448,176	3,873,816
BMAY	136,018,471	5,420,967
BNOV	103,760,820	4,442,505
BOCT	242,290,616	9,817,444
BSEP	209,546,734	7,839,665
PAPR	806,742,825	22,245,240
PAUG	882,658,317	32,700,182
PDEC	811,648,320	75,475,104

456

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
PFEB	$691,828,442	$48,681,706
PJAN	1,054,876,706	70,181,000
PJUL	1,000,731,599	31,869,551
PJUN	638,980,540	26,197,380
PMAR	578,017,056	22,083,129
PMAY	595,396,577	34,105,093
PNOV	697,966,752	29,905,568
POCT	880,116,705	34,845,150
PSEP	924,567,449	35,510,125
UAPR	149,677,800	3,133,784
UAUG	238,271,932	6,097,884
UDEC	78,392,394	7,248,740
UFEB	60,139,013	3,946,929
UJAN	171,722,941	11,660,289
UJUL	147,218,031	3,157,188
UJUN	93,856,901	2,968,358
UMAR	84,426,433	2,690,295
UMAY	55,310,049	2,704,570
UNOV	40,250,133	1,252,251
UOCT	166,113,618	4,457,181
USEP	167,189,208	4,378,208
RBUF	118,612,056	3,129,849
KAPR	184,138,910	4,594,679
KAUG	71,324,286	2,739,066
KJAN	405,686,220	5,324,748
KJUL	162,589,494	8,112,808
KJUN	11,007,629	463,777
KNOV	1,325,068	75,168
KOCT	156,065,391	8,216,478
KSEP	19,898,553	963,078

Interest Rate Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
TFJL	$ 76,727,706	$ 105,300
TBJL	15,481,427	383,032

457

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
The effect of derivative instruments on the Statements of Operations for the year or period ended October 31, 2024:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Purchased options(a)	Purchased options in-kind(b)	Options written	Options written in-kind(b)
BALT	$71,824,194	$ 69,225,404	$ (74,836,218)	$2,426,215
EBUF	52,358	178,086	(84,512)	(5,085)
EAPR	(2,612,468)	3,214,432	875,651	2,012,497
EJAN	3,956,653	4,245,210	1,641,829	5,488,585
EJUL	2,990,947	1,068,190	2,099,513	1,142,188
EOCT	822,649	6,100,685	296,534	1,166,861
ZAUG	(36,918)	139,251	(7,936)	(11,464)
ZJUL	(6,303)	1,106,382	(3,409)	(81,817)
ZNOV	—	—	—	—
ZOCT	—	—	—	—
ZSEP	(1,165)	78,286	(1,314)	(8,468)
AAPR	3,427	1,150,256	(131,408)	(17,821)
AJAN	(36,729)	4,575,300	(68,212)	(1,013,903)
TJUL	(379,733)	18,101,292	(920,635)	475,442
AJUL	(514,561)	368,403	(191,163)	64,041
AOCT	—	30,293	—	5,563
APOC	—	—	—	—
JAJL	(38,884)	1,613,000	(42,899)	(28,739)
XDQQ	13,963,617	2,527,691	(7,163,690)	511,331
QTAP	4,624,254	6,726,732	(5,998,311)	(2,507,299)
QTJA	13,267,498	11,194,960	(19,913,955)	(3,283,752)
QTJL	4,313,719	4,038,021	(3,665,676)	(1,589,295)
QTOC	1,444,143	7,635,716	(4,181,207)	(2,515,321)
NAPR	(5,467,876)	45,180,493	(17,000,074)	1,766,071
NAUG	(1,782)	75,827	(823)	16,626
NJAN	29,323,758	9,225,413	(16,192,866)	(87,219)
NJUL	(10,409,611)	58,301,576	(15,015,625)	4,920,092
NJUN	3,964	812,190	(27,354)	172,708
NNOV	—	—	—	—
NOCT	(4,587,345)	46,468,461	(15,019,541)	(1,913,503)
NSEP	(39,389)	101,061	(21,474)	19,181
IBUF	(8,505)	173,605	(52,316)	(8,136)
IAPR	4,666,200	12,280,401	2,197,031	5,436,055
IAUG	—	38,766	—	17,561
IDEC	75,063	257,652	(6,118)	37,534
IFEB	(1,030)	261,133	9	61,954
IJAN	6,562,534	3,735,965	3,510,222	894,017
IJUL	(196,575)	11,833,386	1,449,602	3,668,344
IJUN	(1,750)	99,609	—	21,157
IMAR	377	257,084	33	73,828
IMAY	(1,327)	130,532	(219)	11,369
INOV	(227,962)	597,604	46,414	74,251
IOCT	(3,195,613)	22,765,942	(1,984,595)	1,649,238

458

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Purchased options(a)	Purchased options in-kind(b)	Options written	Options written in-kind(b)
ISEP	$(1,780,824)	$8,018,173	$12,071	$960,943
QBUF	(256,655)	213,343	4,082	265,164
APRD	(2,158,838)	(221,779)	1,965,173	431,584
JAND	(2,375)	(60,977)	9,378	251,816
JULD	(965,694)	(125,601)	1,076,839	380,705
OCTD	(1,123,405)	—	1,313,145	—
LAPR	—	—	—	—
LJAN	—	—	9	132,870
LJUL	—	—	—	—
LOCT	—	—	682	265,051
APRH	(8,619,854)	(135,271)	7,858,252	745,645
JANH	(37,535)	(17,114)	169,500	138,770
JULH	(5,638,438)	(302,642)	5,966,603	643,060
OCTH	(4,663,089)	(126,324)	4,689,425	635,006
APRJ	(12,071,877)	(1,037,323)	10,938,642	1,914,675
JANJ	(84,510)	(94,465)	503,299	232,294
JULJ	(5,244,539)	(427,806)	5,368,543	602,270
OCTJ	(4,768,766)	(185,633)	4,236,133	1,150,881
APRQ	(6,356,119)	(1,201,680)	5,083,985	1,437,899
JANQ	(587,876)	—	874,899	—
JULQ	(1,201,816)	(9,411)	1,313,672	7,151
OCTQ	(1,628,409)	(53,097)	1,178,197	621,865
HAPR	—	—	—	—
HJAN	—	—	—	—
HJUL	—	—	—	6,304
HOCT	—	—	967	258,575
ZALT	650,965	18,861,456	(7,740,662)	2,563,273
EALT	(435,596)	13,947,916	(1,252,417)	917,651
XBAP	16,841,737	11,097,370	(18,184,070)	38,994
XBJA	4,600,281	15,173,744	(9,287,262)	(577,786)
XBJL	15,176,221	10,514,636	(14,722,042)	(590,885)
XBOC	12,605,340	23,425,168	(24,133,683)	(2,768,021)
XDAP	707,739	1,704,896	(1,226,497)	(280,120)
XDJA	1,271,332	228,992	(675,405)	(34,693)
XDJL	2,195,799	764,536	(1,443,797)	(182,493)
XDOC	2,454,545	706,098	(2,041,123)	(198,982)
XDSQ	18,995,695	11,339,227	(14,994,836)	(487,588)
XTAP	2,815,783	2,228,514	(2,545,169)	(847,403)
XTJA	2,957,529	5,993,972	(3,441,147)	(757,306)
XTJL	3,857,744	2,028,916	(2,860,104)	(878,746)
XTOC	6,329,069	7,548,174	(7,667,776)	(3,298,715)
BAPR	(7,701,252)	43,754,052	(9,201,821)	5,858,305
BAUG	(3,152,236)	34,984,581	478,332	5,570,473
BDEC	2,454,588	9,015,779	3,893,031	995,045

459

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Purchased options(a)	Purchased options in-kind(b)	Options written	Options written in-kind(b)
BFEB	$2,394,133	$21,464,561	$1,545,204	$2,432,705
BJAN	24,650,934	5,633,500	7,445,355	(123,300)
BJUL	(5,563,626)	57,537,266	(5,233,400)	6,870,035
BJUN	10,563,511	8,919,969	(2,254,560)	926,229
BMAR	6,705,015	15,076,956	(3,423,841)	1,931,908
BMAY	3,871,449	14,223,927	1,288,609	2,041,063
BNOV	(7,570,123)	37,289,931	(12,435,656)	2,420,229
BOCT	6,900,125	42,012,369	(18,179,713)	2,690,779
BSEP	2,008,533	30,525,344	(4,758,029)	2,977,567
PAPR	(15,714,611)	154,509,692	(51,524,921)	13,074,205
PAUG	3,745,903	120,495,894	(9,417,368)	10,066,999
PDEC	(17,941,918)	77,269,793	3,568,387	18,211,144
PFEB	11,705,003	68,834,120	(6,539,545)	1,630,594
PJAN	61,878,124	66,209,399	(3,292,129)	(2,783,129)
PJUL	15,797,159	152,935,707	(48,086,562)	8,205,154
PJUN	52,086,429	51,360,541	(29,721,139)	(639,857)
PMAR	27,426,280	63,169,217	(26,847,295)	3,181,069
PMAY	38,274,888	37,353,992	(8,936,189)	1,096,062
PNOV	(44,990,113)	263,117,012	(108,741,745)	(64,743)
POCT	(15,041,101)	206,743,067	(88,206,271)	426,255
PSEP	12,778,724	130,634,413	(44,343,621)	5,775,673
UAPR	(2,217,119)	26,902,166	(8,081,858)	53,767
UAUG	(5,542,550)	65,455,166	(7,410,646)	(1,205,281)
UDEC	(2,159,218)	10,849,299	98,635	259,142
UFEB	4,472,253	8,712,872	(1,489,291)	(1,116,440)
UJAN	18,871,972	8,346,321	(3,605,541)	(1,703,142)
UJUL	1,740,592	16,978,843	(4,740,010)	14,025
UJUN	6,733,925	7,548,635	(4,643,855)	(898,727)
UMAR	8,112,051	7,985,699	(3,714,268)	(935,369)
UMAY	6,699,937	5,048,118	(1,798,292)	(1,220,607)
UNOV	(2,567,147)	17,520,777	(6,515,440)	(1,449,184)
UOCT	6,080,695	22,618,162	(14,248,222)	(386,581)
USEP	2,911,705	14,060,099	(4,670,380)	(915,482)
RBUF	(115,918)	361,321	(100,939)	66,825
KAPR	5,481,699	12,005,156	3,370,871	5,600,443
KAUG	(7,161)	(1,442,233)	(1,342)	501,869
KJAN	11,858,856	6,738,812	7,415,902	3,601,450
KJUL	1,585,722	4,446,788	4,695,915	2,790,089
KJUN	1,183	131,745	(1,054)	19,110
KNOV	—	—	—	—
KOCT	(4,557,568)	20,369,304	(2,751,469)	2,116,038
KSEP	—	—	—	—

460

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	Interest Rate Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Purchased options(a)	Purchased options in-kind(b)	Options written	Options written in-kind(b)
TFJL	$(715,469)	$6,413,259	$ (511,908)	$ 122,929
TBJL	(2,573,149)	290,479	1,113,950	819

(a)	Amount is included in realized gain/(loss) on investments on the Statements of Operations.
(b)	Amount is included in realized gain/(loss) in-kind on the Statements of Operations.

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Purchased options(c)	Options written
BALT	$ 1,558,706	$385,959
EBUF	(332,638)	143,944
EAPR	6,294,663	(813,519)
EJAN	12,836,673	(887,423)
EJUL	6,865,471	(749,802)
EOCT	(466,574)	(43,245)
ZAUG	3,147,815	(1,296,612)
ZJUL	3,150,663	(797,412)
ZNOV	(106)	(54)
ZOCT	(367,778)	295,927
ZSEP	1,969,447	(969,209)
AAPR	4,997,521	(1,565,421)
AJAN	6,995,192	(5,547,237)
TJUL	38,685,507	(27,324,380)
AJUL	2,920,819	(473,030)
AOCT	(337,948)	94,958
APOC	(259,696)	367,527
JAJL	3,539,850	(885,086)
XDQQ	724,866	(301,073)
QTAP	1,015,690	(1,079,002)
QTJA	(1,150,182)	4,323,921
QTJL	2,432,926	(1,573,375)
QTOC	560,028	(444,156)
NAPR	4,710,945	(1,557,482)
NAUG	512,203	83,232
NJAN	6,948,848	505,470
NJUL	12,099,713	(2,736,946)
NJUN	511,442	(91,803)
NNOV	(115)	(118)
NOCT	2,736,133	(1,078,261)
NSEP	740,785	(33,174)
IBUF	(108,848)	31,862
IAPR	12,503,936	(2,542,684)

461

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Purchased options(c)	Options written
IAUG	$ (95,129)	$44,457
IDEC	596,080	196,509
IFEB	152,830	179,983
IJAN	11,253,403	116,662
IJUL	7,395,638	(407,535)
IJUN	(250,771)	50,273
IMAR	15,295	147,688
IMAY	19,085	50,696
INOV	(414)	(417)
IOCT	(2,878,575)	(647,956)
ISEP	(967,574)	415,398
QBUF	(790,206)	708,141
APRD	285,462	80,672
JAND	(794,586)	743,956
JULD	(591,917)	535,663
OCTD	7,135	(3,815)
LAPR	—	32,224
LJAN	—	122,323
LJUL	—	10,304
LOCT	—	(16,034)
APRH	3,297,355	(2,479,128)
JANH	(1,671,414)	1,614,855
JULH	(705,365)	938,063
OCTH	313,243	(344,225)
APRJ	6,193,786	(5,310,243)
JANJ	(3,152,570)	2,872,206
JULJ	559,090	(337,453)
OCTJ	438,817	(472,076)
APRQ	4,547,170	(3,322,174)
JANQ	(546,537)	344,216
JULQ	(12,770)	(9,070)
OCTQ	183,561	(218,064)
HAPR	—	21,780
HJAN	—	202,832
HJUL	—	4,061
HOCT	—	(10,199)
ZALT	(1,208,790)	1,522,323
EALT	(691,530)	346,385
XBAP	12,191,688	(8,913,550)
XBJA	23,547,585	(20,548,496)
XBJL	12,780,320	(6,749,409)

462

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Purchased options(c)	Options written
XBOC	$1,380,398	$(1,086,327)
XDAP	1,061,528	(522,836)
XDJA	2,362,809	(1,630,968)
XDJL	1,628,918	(715,729)
XDOC	82,961	(54,532)
XDSQ	2,125,491	(1,011,750)
XTAP	2,435,925	(2,024,741)
XTJA	4,668,733	(6,227,146)
XTJL	3,562,600	(2,412,771)
XTOC	573,826	(457,620)
BAPR	17,022,384	(2,260,306)
BAUG	13,452,900	1,891,475
BDEC	23,957,048	(10,032,069)
BFEB	14,324,625	(6,641,160)
BJAN	31,229,995	(11,364,685)
BJUL	22,383,998	1,211,895
BJUN	9,975,528	(2,255,301)
BMAR	12,477,460	(2,036,411)
BMAY	14,420,710	(4,293,995)
BNOV	(692)	(789)
BOCT	1,507,443	(166,434)
BSEP	9,436,587	1,220,225
PAPR	51,115,208	(18,693,565)
PAUG	67,374,669	(6,410,315)
PDEC	147,726,279	(83,353,872)
PFEB	82,264,258	(45,995,305)
PJAN	128,168,624	(70,770,049)
PJUL	73,065,796	(12,785,134)
PJUN	43,926,629	(19,248,889)
PMAR	39,931,846	(18,247,468)
PMAY	60,456,232	(29,865,498)
PNOV	1,289	666
POCT	5,573,004	(3,397,344)
PSEP	40,871,493	(6,113,837)
UAPR	10,616,999	(3,146,061)
UAUG	20,089,602	(3,419,656)
UDEC	14,801,567	(7,525,648)
UFEB	6,410,399	(4,304,437)
UJAN	19,182,382	(12,954,428)
UJUL	12,945,314	(2,823,963)
UJUN	6,596,164	(2,331,633)

463

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Purchased options(c)	Options written
UMAR	$ 6,590,628	$(2,122,964)
UMAY	5,827,385	(2,973,902)
UNOV	(534)	(562)
UOCT	780,975	(378,375)
USEP	6,219,710	(1,360,474)
RBUF	(577,273)	48,922
KAPR	10,743,841	(1,479,784)
KAUG	(723,225)	242,541
KJAN	24,129,409	4,457,169
KJUL	21,665,570	(2,329,644)
KJUN	517,750	(33,940)
KNOV	(183)	(185)
KOCT	1,090,698	91,874
KSEP	46,390	99,768

	Interest Rate Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Purchased options(c)	Options written
TBJL	$(2,084,066)	$ 384,510
TFJL	4,583,152	6,307,963

(c)	Amount is included in the change in unrealized appreciation/(depreciation) on investments on the Statements of Operations.
The average volume of derivative activity during the year or period ended October 31, 2024, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
TFJL	$ 50,411,751	$(73,446)
TBJL	58,235,982	(1,853,059)
BALT	687,553,638	(13,376,055)
EBUF	4,017,784	(73,858)
EAPR	73,357,039	(1,674,427)
EJAN	181,544,581	(4,185,231)
EJUL	96,111,875	(2,179,441)
EOCT	41,524,659	(899,742)
ZAUG	61,693,008	(2,496,029)
ZJUL	99,834,078	(3,704,375)
ZNOV	1,293,270	(53,856)

464

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
ZOCT	$ 36,529,790	$(1,300,459)
ZSEP	74,696,346	(3,017,391)
AAPR	62,359,640	(3,033,901)
AJAN	68,740,891	(6,343,481)
TJUL	249,114,072	(22,270,056)
AJUL	55,119,440	(2,395,745)
AOCT	29,517,759	(1,543,990)
APOC	39,219,296	(889,504)
JAJL	132,395,539	(3,976,119)
XDQQ	34,322,169	(1,281,177)
QTAP	17,999,499	(4,720,333)
QTJA	36,794,062	(9,687,711)
QTJL	18,088,989	(3,520,693)
QTOC	15,969,904	(5,059,267)
NAPR	180,404,757	(10,540,348)
NAUG	13,674,428	(686,656)
NJAN	220,976,420	(13,317,838)
NJUL	242,712,700	(10,421,768)
NJUN	26,193,530	(1,399,312)
NNOV	1,325,844	(80,912)
NOCT	161,796,000	(13,874,402)
NSEP	24,582,183	(1,401,567)
IBUF	3,770,293	(81,101)
IAPR	230,882,670	(2,717,895)
IAUG	11,945,707	(343,479)
IDEC	12,375,405	(214,982)
IFEB	11,992,279	(212,603)
IJAN	192,960,719	(3,411,609)
IJUL	172,538,236	(2,325,057)
IJUN	19,580,790	(373,743)
IMAR	13,971,623	(210,030)
IMAY	8,840,637	(145,555)
INOV	3,484,275	(136,495)
IOCT	116,319,992	(3,092,443)
ISEP	49,078,350	(697,875)
QBUF	22,469,642	(518,190)
APRD	815,566	(962,029)
JAND	316,761	(371,350)
JULD	387,041	(455,821)
OCTD	386,493	(451,388)
LAPR	—	(31,234)
LJAN	—	(75,996)
LJUL	—	(26,211)
LOCT	—	(110,313)
APRH	2,695,106	(3,006,998)
JANH	636,101	(707,180)

465

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
JULH	$2,131,220	$(2,378,869)
OCTH	1,687,495	(1,876,789)
APRJ	3,270,970	(3,568,281)
JANJ	1,321,749	(1,438,402)
JULJ	1,993,354	(2,174,721)
OCTJ	1,688,956	(1,839,847)
APRQ	1,332,073	(1,439,741)
JANQ	471,622	(510,199)
JULQ	511,637	(551,667)
OCTQ	665,439	(717,839)
HAPR	—	(25,439)
HJAN	—	(69,243)
HJUL	—	(27,551)
HOCT	—	(127,055)
ZALT	127,167,473	(2,165,970)
EALT	62,217,200	(365,016)
XBAP	94,167,915	(12,269,311)
XBJA	108,141,584	(18,190,402)
XBJL	118,473,591	(14,963,596)
XBOC	88,576,570	(19,051,624)
XDAP	7,273,136	(701,506)
XDJA	9,517,332	(1,349,340)
XDJL	10,211,613	(988,911)
XDOC	7,318,490	(1,382,484)
XDSQ	59,485,607	(2,017,346)
XTAP	11,982,276	(2,229,942)
XTJA	23,127,070	(5,519,508)
XTJL	14,316,103	(2,590,974)
XTOC	24,045,455	(7,028,608)
BAPR	229,534,235	(5,073,088)
BAUG	192,478,845	(3,559,935)
BDEC	143,078,607	(6,590,779)
BFEB	173,620,923	(6,456,519)
BJAN	252,001,455	(8,787,275)
BJUL	270,739,086	(5,368,593)
BJUN	123,200,532	(3,866,602)
BMAR	157,851,782	(3,748,075)
BMAY	130,126,285	(4,422,953)
BNOV	117,455,341	(9,124,574)
BOCT	192,165,055	(9,998,914)
BSEP	169,368,202	(4,492,802)
PAPR	781,967,820	(24,400,414)
PAUG	845,992,219	(22,480,610)
PDEC	844,514,235	(57,217,643)
PFEB	683,178,666	(35,677,537)
PJAN	1,082,509,416	(53,285,621)

466

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
PJUL	$ 945,133,866	$(28,905,956)
PJUN	588,006,968	(27,415,717)
PMAR	566,946,268	(20,368,339)
PMAY	541,258,119	(28,071,994)
PNOV	823,107,847	(84,361,484)
POCT	734,521,516	(53,246,580)
PSEP	774,933,942	(31,102,978)
UAPR	140,381,324	(3,576,528)
UAUG	265,423,994	(5,403,447)
UDEC	85,847,355	(5,358,370)
UFEB	73,968,712	(3,387,585)
UJAN	176,196,143	(8,372,252)
UJUL	115,158,710	(2,902,291)
UJUN	77,504,758	(3,381,924)
UMAR	103,771,439	(2,976,784)
UMAY	61,356,334	(3,003,425)
UNOV	53,789,781	(5,363,976)
UOCT	109,620,154	(7,801,080)
USEP	91,826,756	(3,094,590)
RBUF	27,678,445	(833,083)
KAPR	169,517,128	(4,959,248)
KAUG	37,599,727	(1,508,404)
KJAN	379,330,924	(11,335,496)
KJUL	160,972,156	(5,490,581)
KJUN	10,084,547	(495,761)
KNOV	1,325,068	(75,168)
KOCT	96,282,801	(4,960,781)
KSEP	13,774,804	(693,893)

Use of Estimates: In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Guarantees and Indemnifications: In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.
Tax Information: The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute all of their net investment income and capital gains to shareholders.

467

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the year or period ended October 31, 2024, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of October 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. As of October 31, 2024, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital. These reclassifications have no effect on net assets or net asset value per share. For the year or period ended October 31, 2024, the Funds made the following permanent book-to-tax reclassifications due to net operating losses and redemption in-kind transactions:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
TFJL	$(6,454,068)	$6,454,068
TBJL	205,904	(205,904)
BALT	(68,804,992)	68,804,992
EBUF	(173,001)	173,001
EAPR	(4,734,938)	4,734,938
EJAN	(8,421,300)	8,421,300
EJUL	(1,359,812)	1,359,812
EOCT	(7,178,468)	7,178,468
ZAUG	(127,787)	127,787
ZJUL	(1,024,565)	1,024,565
ZNOV	—	—
ZOCT	—	—
ZSEP	(69,818)	69,818
AAPR	(1,132,435)	1,132,435
AJAN	(3,561,397)	3,561,397
TJUL	(18,016,840)	18,016,840
AJUL	(432,444)	432,444
AOCT	(35,856)	35,856
APOC	—	—
JAJL	(1,584,261)	1,584,261
XDQQ	(3,471,434)	3,471,434
QTAP	(4,121,796)	4,121,796
QTJA	(7,685,645)	7,685,645
QTJL	(2,351,790)	2,351,790
QTOC	(5,018,558)	5,018,558
NAPR	(46,048,559)	46,048,559
NAUG	(92,453)	92,453
NJAN	(8,467,682)	8,467,682

468

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
NJUL	$(61,896,520)	$61,896,520
NJUN	(984,898)	984,898
NNOV	—	—
NOCT	(43,916,651)	43,916,651
NSEP	(120,242)	120,242
IBUF	(165,469)	165,469
IAPR	(15,964,237)	15,964,237
IAUG	(56,327)	56,327
IDEC	(295,186)	295,186
IFEB	(323,087)	323,087
IJAN	(3,333,957)	3,333,957
IJUL	(14,105,832)	14,105,832
IJUN	(120,766)	120,766
IMAR	(330,912)	330,912
IMAY	(141,901)	141,901
INOV	(668,614)	668,614
IOCT	(23,529,865)	23,529,865
ISEP	(8,883,409)	8,883,409
QBUF	(478,507)	478,507
APRD	(30,383)	30,383
JAND	(6,913)	6,913
JULD	(79,830)	79,830
OCTD	—	—
LAPR	—	—
LJAN	(132,870)	132,870
LJUL	—	—
LOCT	(265,051)	265,051
APRH	—	—
JANH	(10,906)	10,906
JULH	(36,262)	36,262
OCTH	—	—
APRJ	—	—
JANJ	(34,648)	34,648
JULJ	(45,183)	45,183
OCTJ	—	—
APRQ	—	—
JANQ	(41,905)	41,905
JULQ	—	—
OCTQ	—	—
HAPR	—	—
HJAN	—	—
HJUL	(6,304)	6,304
HOCT	(258,575)	258,575
ZALT	(21,376,714)	21,376,714
EALT	(14,845,503)	14,845,503

469

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
XBAP	$(10,701,426)	$10,701,426
XBJA	(14,102,824)	14,102,824
XBJL	(9,483,025)	9,483,025
XBOC	(20,250,768)	20,250,768
XDAP	(1,383,083)	1,383,083
XDJA	(118,316)	118,316
XDJL	(544,182)	544,182
XDOC	(313,664)	313,664
XDSQ	(11,198,957)	11,198,957
XTAP	(1,323,120)	1,323,120
XTJA	(5,125,969)	5,125,969
XTJL	(1,038,620)	1,038,620
XTOC	(4,102,545)	4,102,545
BAPR	(48,425,555)	48,425,555
BAUG	(39,314,321)	39,314,321
BDEC	(9,163,426)	9,163,426
BFEB	(23,074,352)	23,074,352
BJAN	(4,203,746)	4,203,746
BJUL	(63,942,710)	63,942,710
BJUN	(8,850,914)	8,850,914
BMAR	(16,280,869)	16,280,869
BMAY	(15,246,015)	15,246,015
BNOV	(38,820,040)	38,820,040
BOCT	(43,329,378)	43,329,378
BSEP	(32,186,461)	32,186,461
PAPR	(163,309,047)	163,309,047
PAUG	(125,202,214)	125,202,214
PDEC	(90,285,902)	90,285,902
PFEB	(66,528,782)	66,528,782
PJAN	(58,493,581)	58,493,581
PJUL	(155,542,697)	155,542,697
PJUN	(50,720,684)	50,720,684
PMAR	(63,340,723)	63,340,723
PMAY	(34,682,942)	34,682,942
PNOV	(257,249,752)	257,249,752
POCT	(202,824,440)	202,824,440
PSEP	(131,510,459)	131,510,459
UAPR	(25,893,914)	25,893,914
UAUG	(62,898,725)	62,898,725
UDEC	(10,409,667)	10,409,667
UFEB	(7,044,842)	7,044,842
UJAN	(5,555,834)	5,555,834
UJUL	(16,194,449)	16,194,449
UJUN	(6,009,814)	6,009,814
UMAR	(6,517,318)	6,517,318

470

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
UMAY	$(3,197,169)	$3,197,169
UNOV	(15,691,687)	15,691,687
UOCT	(21,486,653)	21,486,653
USEP	(12,379,948)	12,379,948
RBUF	(428,146)	428,146
KAPR	(16,521,242)	16,521,242
KAUG	940,364	(940,364)
KJAN	(9,124,212)	9,124,212
KJUL	(6,231,553)	6,231,553
KJUN	(150,855)	150,855
KNOV	—	—
KOCT	(21,904,748)	21,904,748
KSEP	—	—

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to pay out dividends from their net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as return of capital.
Investment Transactions and Investment Income: Investment transactions are recorded on the trade date. The Trust determines the gain or loss realized from investment transactions on the basis of identified cost. Dividend income, if any, is recognized on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.
3. INVESTMENT ADVISOR AND OTHER AFFILIATES
Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, is responsible for the day-to-day management of the Funds.
Pursuant to the Advisory Agreement, IJAN, IFEB, IMAR, IAPR, IMAY, IJUN, IJUL, IAUG, ISEP, IOCT, INOV, IDEC, and IBUF each pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.85%. EJAN, EAPR, EJUL, EOCT, and EBUF each pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.89%. BALT, EALT, and ZALT each pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.69%. All other Innovator ETFs included in this report each, respectively, pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of each Fund at the annual rate of 0.79%. During the term of the Advisory Agreement, the Adviser pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Milliman Financial Risk Management LLC (the “Sub-Adviser”) acts as sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios. Pursuant

471

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)
to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee, based on the Funds’ average daily net assets, for the services and facilities it provides payable on a monthly basis.
Certain trustees and officers of the Trust are affiliated with the Adviser. Trustee compensation is paid for by the Adviser.
4. INVESTMENT TRANSACTIONS
For the period ended October 31, 2024, AAPR, AJAN, TJUL, AJUL, and AOCT had $85,137,198, $93,753,040, $32,839,743, $96,414,898, and $59,347,551 of long-term purchases of investment securities, respectively. Additionally, AAPR, AJAN, TJUL, AJUL, and AOCT had $8,399,382, $6,279,261, $8,706,181,$24,901,499, and $3,196,158 of long -term proceeds of investment securities, respectively. All other Funds had no purchases or proceeds from long-term sales of investment securities.
For the year or period ended October 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Creations	In-Kind Redemptions
TFJL	$ —	$101,901,075
TBJL	—	34,330,537
BALT	81,386,890	2,040,865,811
EBUF	—	5,447,749
EAPR	—	66,382,783
EJAN	—	347,874,075
EJUL	—	55,343,199
EOCT	7,950,138	42,253,004
ZAUG	—	1,362,308
ZJUL	—	15,363,675
ZNOV	—	—
ZOCT	16,916,076	—
ZSEP	670,377	1,374,084
AAPR	—	10,861,485
AJAN	—	40,090,041
TJUL	—	104,873,358
AJUL	—	4,979,577
AOCT	—	1,390,026
APOC	31,127,046	—
JAJL	—	24,847,765
XDQQ	—	64,819,860
QTAP	—	28,730,849
QTJA	—	37,753,292
QTJL	—	25,070,134
QTOC	—	29,694,188
NAPR	—	197,665,896
NAUG	—	704,910
NJAN	—	88,050,524
NJUL	—	341,393,099
NJUN	—	13,053,411
NNOV	—	—
NOCT	19,351,262	341,648,811
NSEP	—	4,098,418

472

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	In-Kind Creations	In-Kind Redemptions
IBUF	$ —	$ 4,077,531
IAPR	1,384,992	202,036,953
IAUG	—	647,622
IDEC	—	2,812,345
IFEB	—	4,071,882
IJAN	—	57,696,780
IJUL	—	160,868,887
IJUN	—	1,319,417
IMAR	—	13,929,385
IMAY	—	2,030,358
INOV	—	6,033,378
IOCT	13,755,380	243,718,414
ISEP	6,693,810	68,562,529
QBUF	—	12,565,759
APRD	—	646,789
JAND	—	167,654
JULD	—	266,465
OCTD	—	—
LAPR	—	—
LJAN	—	38,364
LJUL	—	—
LOCT	—	3,844
APRH	—	1,440,678
JANH	—	93,569
JULH	—	1,503,408
OCTH	—	19,220
APRJ	—	1,438,990
JANJ	—	93,298
JULJ	—	724,539
OCTJ	—	102,200
APRQ	—	1,486,345
JANQ	—	—
JULQ	—	312,529
OCTQ	—	2,340
HAPR	—	—
HJAN	—	—
HJUL	—	9,168
HOCT	—	4,622
ZALT	21,402,504	624,112,314
EALT	26,007,241	255,354,234
XBAP	—	56,621,168
XBJA	—	78,982,447
XBJL	—	67,100,096
XBOC	1,706,592	94,411,004
XDAP	—	6,342,085
XDJA	—	991,476
XDJL	—	7,781,705

473

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	In-Kind Creations	In-Kind Redemptions
XDOC	$ —	$3,303,176
XDSQ	—	178,895,491
XTAP	—	11,360,821
XTJA	—	34,992,209
XTJL	—	16,921,406
XTOC	—	33,950,811
BAPR	—	243,054,157
BAUG	1,089,396	289,611,781
BDEC	1,225,092	75,952,214
BFEB	—	190,243,533
BJAN	3,725,946	56,714,931
BJUL	5,658,105	440,592,732
BJUN	—	59,789,696
BMAR	—	101,510,743
BMAY	977,296	88,812,098
BNOV	15,389,829	206,843,453
BOCT	17,759,538	322,243,558
BSEP	8,783,100	196,209,957
PAPR	—	1,003,048,326
PAUG	1,946,121	889,414,610
PDEC	—	640,823,889
PFEB	2,718,912	571,782,437
PJAN	—	479,714,158
PJUL	—	1,083,384,700
PJUN	—	403,826,012
PMAR	2,760,783	474,020,443
PMAY	—	272,427,395
PNOV	15,160,763	1,919,478,813
POCT	103,800,544	1,601,355,120
PSEP	—	738,823,474
UAPR	—	173,447,439
UAUG	—	500,283,970
UDEC	—	99,214,441
UFEB	—	76,571,902
UJAN	1,731,040	75,681,287
UJUL	—	123,250,224
UJUN	—	51,792,582
UMAR	2,377,395	103,084,843
UMAY	—	48,834,970
UNOV	—	84,496,398
UOCT	27,254,986	174,255,422
USEP	3,589,800	83,262,882
RBUF	2,034,147	7,069,371
KAPR	22,678,704	163,636,733
KAUG	—	80,469,378
KJAN	—	104,559,210
KJUL	—	107,989,748

474

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	In-Kind Creations	In-Kind Redemptions
KJUN	$ —	$ 2,155,811
KNOV	—	—
KOCT	36,380,748	187,453,265
KSEP	—	—

5. CREATION AND REDEMPTION TRANSACTIONS
There are an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the applicable Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.
The Funds issue and redeem shares on a continuous basis at NAV only in blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Additional charges received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
6. FEDERAL INCOME TAX INFORMATION
At October 31, 2024, the cost of investments including options written and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
TFJL	$78,662,697	$2,025,345	$(4,065,635)	$(2,040,290)
TBJL	15,022,866	195,278	(119,749)	75,529
BALT	898,244,132	9,790,091	(8,108,876)	1,681,215
EBUF	10,405,490	404,803	(593,497)	(188,694)
EAPR	62,669,883	5,709,488	(1,956,476)	3,753,012
EJAN	118,372,198	15,307,073	(5,658,028)	9,649,045
EJUL	84,540,180	3,408,195	(1,161,675)	2,246,520
EOCT	54,340,304	967,268	(2,137,634)	(1,170,366)
ZAUG	79,063,928	4,946,939	(3,095,735)	1,851,204
ZJUL	112,932,630	4,065,761	(1,712,509)	2,353,252
ZNOV	1,239,574	—	(160)	(160)
ZOCT	69,280,011	501,042	(572,893)	(71,851)
ZSEP	108,584,291	3,065,037	(2,064,799)	1,000,238
AAPR	68,022,641	6,453,105	(3,021,005)	3,432,100
AJAN	58,104,014	9,443,017	(7,995,061)	1,447,956

475

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
TJUL	$204,836,172	$41,836,838	$(33,943,824)	$7,893,014
AJUL	66,639,105	3,393,948	(946,159)	2,447,789
AOCT	54,950,343	336,166	(579,155)	(242,989)
APOC	75,295,442	555,001	(447,170)	107,831
JAJL	150,611,298	5,735,856	(3,081,092)	2,654,764
XDQQ	34,338,619	580,184	(687,085)	(106,901)
QTAP	13,131,845	1,876,305	(707,217)	1,169,088
QTJA	25,543,770	8,071,446	(4,918,198)	3,153,248
QTJL	16,686,683	712,134	(454,771)	257,363
QTOC	8,361,322	135,941	(163,207)	(27,266)
NAPR	181,157,189	19,570,324	(6,575,906)	12,994,418
NAUG	16,140,357	1,174,412	(578,977)	595,435
NJAN	180,778,224	36,626,905	(16,557,882)	20,069,023
NJUL	261,638,168	6,110,124	(1,844,597)	4,265,527
NJUN	26,535,346	1,063,022	(643,383)	419,639
NNOV	1,245,165	—	(233)	(233)
NOCT	161,004,712	1,129,436	(1,515,757)	(386,321)
NSEP	35,249,706	1,533,803	(826,192)	707,611
IBUF	5,782,853	192,125	(269,111)	(76,986)
IAPR	198,902,879	3,847,573	(1,104,518)	2,743,055
IAUG	14,699,499	244,193	(294,866)	(50,673)
IDEC	10,064,748	1,180,707	(388,118)	792,589
IFEB	11,488,691	689,159	(356,346)	332,813
IJAN	172,019,746	14,598,365	(6,199,499)	8,398,866
IJUL	159,206,167	1,665,597	(1,755,300)	(89,703)
IJUN	23,922,535	383,007	(583,504)	(200,497)
IMAR	12,760,792	410,600	(247,617)	162,983
IMAY	8,891,149	180,559	(110,778)	69,781
INOV	4,383,185	—	(1,184)	(1,184)
IOCT	126,466,459	1,687,916	(6,668,795)	(4,980,879)
ISEP	69,110,651	1,507,254	(3,057,220)	(1,549,966)
QBUF	80,463,496	1,183,026	(1,265,091)	(82,065)
APRD	9,266,136	11,643	(2,517)	9,126
JAND	4,347,607	323	(69)	254
JULD	4,981,748	8,901	(988)	7,913
OCTD	4,773,286	—	(13,709)	(13,709)
LAPR	3,708,624	39,407	—	39,407
LJAN	8,470,117	123,198	(30)	123,168
LJUL	2,364,115	18,519	(234)	18,285
LOCT	18,397,538	6	(70,393)	(70,387)
APRH	27,755,256	42,164	(118)	42,046
JANH	9,292,624	1,299	(69)	1,230
JULH	20,486,863	89,741	—	89,741
OCTH	19,677,414	4	(51,553)	(51,549)
APRJ	38,221,660	59,098	—	59,098
JANJ	22,252,960	2,593	(113)	2,480

476

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JULJ	$23,593,008	$105,148	$(70)	$105,078
OCTJ	21,483,425	314	(57,698)	(57,384)
APRQ	19,087,556	31,193	(2,434)	28,759
JANQ	4,938,969	608	(69)	539
JULQ	8,073,345	31,422	—	31,422
OCTQ	12,525,443	39	(33,799)	(33,760)
HAPR	1,848,548	25,262	—	25,262
HJAN	9,616,727	203,957	(189)	203,768
HJUL	1,180,751	9,350	—	9,350
HOCT	15,422,822	2,252	(59,180)	(56,928)
ZALT	256,018,637	2,393,900	(2,119,447)	274,453
EALT	102,885,876	507,989	(1,125,534)	(617,545)
XBAP	81,277,177	11,888,018	(6,638,907)	5,249,111
XBJA	78,448,757	27,679,798	(19,690,250)	7,989,548
XBJL	145,973,812	7,317,414	(3,235,091)	4,082,323
XBOC	66,620,920	690,733	(914,022)	(223,289)
XDAP	7,045,703	958,869	(282,772)	676,097
XDJA	8,836,833	2,338,431	(1,378,923)	959,508
XDJL	10,459,215	753,170	(246,663)	506,507
XDOC	5,167,954	35,943	(59,589)	(23,646)
XDSQ	51,687,901	672,134	(906,076)	(233,942)
XTAP	10,237,014	1,554,930	(892,329)	662,601
XTJA	17,230,957	4,516,870	(4,694,887)	(178,017)
XTJL	11,056,075	956,996	(558,944)	398,052
XTOC	14,326,898	188,007	(264,176)	(76,169)
BAPR	241,137,976	25,806,704	(6,501,956)	19,304,748
BAUG	175,470,606	6,372,272	(1,438,686)	4,933,586
BDEC	107,722,049	29,518,633	(11,990,631)	17,528,002
BFEB	120,046,305	19,695,518	(8,860,144)	10,835,374
BJAN	221,213,698	50,339,166	(18,974,640)	31,364,526
BJUL	248,717,015	12,931,558	(2,508,931)	10,422,627
BJUN	142,100,713	11,622,662	(3,183,714)	8,438,948
BMAR	158,102,788	21,343,470	(5,871,898)	15,471,572
BMAY	118,623,835	17,927,044	(5,953,375)	11,973,669
BNOV	99,337,134	—	(18,818)	(18,818)
BOCT	233,550,014	923,280	(2,000,122)	(1,076,842)
BSEP	199,432,244	3,260,552	(985,727)	2,274,825
PAPR	734,009,752	75,578,187	(25,090,353)	50,487,834
PAUG	826,613,198	33,475,785	(10,130,850)	23,344,935
PDEC	652,709,631	176,886,170	(93,422,585)	83,463,585
PFEB	592,696,677	106,857,563	(56,407,505)	50,450,058
PJAN	880,440,213	199,503,519	(95,248,027)	104,255,492
PJUL	935,206,607	44,952,160	(11,296,719)	33,655,441
PJUN	582,903,073	48,090,179	(18,210,091)	29,880,088
PMAR	512,949,772	68,631,606	(25,647,452)	42,984,154
PMAY	521,735,801	73,779,036	(34,223,353)	39,555,683

477

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
PNOV	$668,187,041	$—	$(125,857)	$(125,857)
POCT	848,948,925	4,711,739	(8,389,110)	(3,677,371)
PSEP	878,919,847	16,747,093	(6,609,617)	10,137,476
UAPR	136,866,211	13,373,323	(3,695,518)	9,677,805
UAUG	224,721,384	10,761,883	(3,309,220)	7,452,663
UDEC	63,671,400	15,741,639	(8,269,383)	7,472,256
UFEB	52,644,388	7,967,873	(4,420,177)	3,547,696
UJAN	144,388,400	29,686,667	(14,012,414)	15,674,253
UJUL	139,151,147	5,934,667	(1,024,970)	4,909,697
UJUN	86,111,851	6,537,151	(1,760,459)	4,776,692
UMAR	75,734,229	8,990,499	(2,988,591)	6,001,908
UMAY	49,054,236	6,130,138	(2,578,897)	3,551,241
UNOV	39,005,257	—	(7,375)	(7,375)
UOCT	162,336,004	945,198	(1,624,765)	(679,567)
USEP	161,130,476	2,619,386	(938,864)	1,680,522
RBUF	116,010,559	1,164,578	(1,692,930)	(528,352)
KAPR	175,486,563	8,796,442	(4,738,775)	4,057,667
KAUG	69,065,904	242,541	(723,225)	(480,684)
KJAN	373,526,468	47,246,428	(20,411,427)	26,835,001
KJUL	147,767,634	11,507,238	(4,798,186)	6,709,052
KJUN	10,060,042	876,881	(393,072)	483,809
KNOV	1,250,268	—	(368)	(368)
KOCT	148,938,987	1,216,487	(2,306,560)	(1,090,073)
KSEP	18,789,316	432,449	(286,290)	146,159

At October 31, 2024, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Accumulated Capital and Other Losses	Undistributed Capital Gains	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
TFJL	$(5,340,702)	$ —	$(2,040,290)	$(7,380,992)
TBJL	(5,056,923)	—	75,529	(4,981,394)
BALT	(17,773,176)	—	1,681,215	(16,091,961)
EBUF	(45,036)	—	(188,694)	(233,730)
EAPR	(9,864,445)	—	3,753,012	(6,111,433)
EJAN	(11,819,455)	—	9,649,045	(2,170,410)
EJUL	(9,397,144)	—	2,246,520	(7,150,624)
EOCT	(292,084)	—	(1,170,366)	(1,462,450)
ZAUG	(180,973)	—	1,851,204	1,670,231
ZJUL	(294,345)	—	2,353,252	2,058,907
ZNOV	—	—	(160)	(160)
ZOCT	(32,439)	—	(71,851)	(104,290)
ZSEP	(120,017)	—	1,000,238	880,221
AAPR	(415,805)	—	3,432,100	3,016,295
AJAN	(529,582)	—	1,447,956	918,374

478

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	Accumulated Capital and Other Losses	Undistributed Capital Gains	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
TJUL	$(2,787,117)	$—	$7,893,014	$5,105,897
AJUL	(853,937)	—	2,447,789	1,593,852
AOCT	(25,235)	—	(242,989)	(268,224)
APOC	(35,656)	—	107,831	72,175
JAJL	(474,551)	—	2,654,764	2,180,213
XDQQ	—	—	(106,901)	(106,901)
QTAP	(7,118,787)	—	1,169,088	(5,949,699)
QTJA	(9,772,876)	—	3,153,248	(6,619,628)
QTJL	(6,279,281)	—	257,363	(6,021,918)
QTOC	(5,351,631)	—	(27,266)	(5,378,897)
NAPR	(31,231,546)	—	12,994,418	(18,237,128)
NAUG	(31,643)	—	595,435	563,792
NJAN	(34,256,444)	—	20,069,023	(14,187,421)
NJUL	(40,065,139)	—	4,265,527	(35,799,612)
NJUN	(114,746)	—	419,639	304,893
NNOV	—	—	(233)	(233)
NOCT	(20,555,451)	—	(386,321)	(20,941,772)
NSEP	(98,932)	—	707,611	608,679
IBUF	(71,518)	—	(76,986)	(148,504)
IAPR	(5,689,971)	—	2,743,055	(2,946,916)
IAUG	(28,321)	—	(50,673)	(78,994)
IDEC	(29,449)	—	792,589	763,140
IFEB	(78,779)	—	332,813	254,034
IJAN	(2,902,963)	—	8,398,866	5,495,903
IJUL	(1,647,007)	—	(89,703)	(1,736,710)
IJUN	(75,063)	—	(200,497)	(275,560)
IMAR	(81,435)	—	162,983	81,548
IMAY	(41,504)	—	69,781	28,277
INOV	(205,616)	—	(1,184)	(206,800)
IOCT	(15,038,578)	—	(4,980,879)	(20,019,457)
ISEP	(2,107,706)	—	(1,549,966)	(3,657,672)
QBUF	(305,810)	—	(82,065)	(387,875)
APRD	—	—	9,126	9,126
JAND	—	2,818	254	3,072
JULD	—	—	7,913	7,913
OCTD	—	—	(13,709)	(13,709)
LAPR	—	—	39,407	39,407
LJAN	(23,312)	—	123,168	99,856
LJUL	—	—	18,285	18,285
LOCT	(4,415)	—	(70,387)	(74,802)
APRH	—	—	42,046	42,046
JANH	—	19,601	1,230	20,831
JULH	—	97,108	89,741	186,849
OCTH	—	—	(51,549)	(51,549)
APRJ	—	—	59,098	59,098

479

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	Accumulated Capital and Other Losses	Undistributed Capital Gains	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
JANJ	$—	$1,740	$2,480	$4,220
JULJ	—	36,138	105,078	141,216
OCTJ	—	—	(57,384)	(57,384)
APRQ	—	—	28,759	28,759
JANQ	—	—	539	539
JULQ	—	—	31,422	31,422
OCTQ	—	—	(33,760)	(33,760)
HAPR	—	—	25,262	25,262
HJAN	(85)	—	203,768	203,683
HJUL	—	—	9,350	9,350
HOCT	—	—	(56,928)	(56,928)
ZALT	(7,852,211)	—	274,453	(7,577,758)
EALT	(2,066,254)	—	(617,545)	(2,683,799)
XBAP	(5,200,202)	—	5,249,111	48,909
XBJA	(8,669,162)	—	7,989,548	(679,614)
XBJL	(2,205,295)	—	4,082,323	1,877,028
XBOC	(13,517,465)	—	(223,289)	(13,740,754)
XDAP	(1,084,084)	—	676,097	(407,987)
XDJA	(213,677)	—	959,508	745,831
XDJL	(219,286)	—	506,507	287,221
XDOC	(6,052,612)	—	(23,646)	(6,076,258)
XDSQ	—	—	(233,942)	(233,942)
XTAP	(1,293,232)	—	662,601	(630,631)
XTJA	(1,932,467)	—	(178,017)	(2,110,484)
XTJL	(2,192,106)	—	398,052	(1,794,054)
XTOC	(2,285,788)	—	(76,169)	(2,361,957)
BAPR	(26,905,365)	—	19,304,748	(7,600,617)
BAUG	(17,332,195)	—	4,933,586	(12,398,609)
BDEC	(4,373,840)	—	17,528,002	13,154,162
BFEB	(3,144,489)	—	10,835,374	7,690,885
BJAN	(21,749,763)	—	31,364,526	9,614,763
BJUL	(12,430,643)	—	10,422,627	(2,008,016)
BJUN	(3,067,407)	—	8,438,948	5,371,541
BMAR	(3,107,053)	—	15,471,572	12,364,519
BMAY	(6,792,920)	—	11,973,669	5,180,749
BNOV	(29,562,282)	—	(18,818)	(29,581,100)
BOCT	(35,522,024)	—	(1,076,842)	(36,598,866)
BSEP	(9,936,240)	—	2,274,825	(7,661,415)
PAPR	(112,620,175)	—	50,487,834	(62,132,341)
PAUG	(49,318,385)	—	23,344,935	(25,973,450)
PDEC	(35,002,660)	—	83,463,585	48,460,925
PFEB	(21,879,797)	—	50,450,058	28,570,261
PJAN	(65,436,490)	—	104,255,492	38,819,002
PJUL	(61,234,530)	—	33,655,441	(27,579,089)
PJUN	(3,456,090)	—	29,880,088	26,423,998

480

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	Accumulated Capital and Other Losses	Undistributed Capital Gains	Unrealized Appreciation/ (Depreciation) on Investments	Total Distributable Earnings/ (Accumulated Deficit)
PMAR	$(27,714,820)	$ —	$42,984,154	$15,269,334
PMAY	(12,241,326)	—	39,555,683	27,314,357
PNOV	(218,709,629)	—	(125,857)	(218,835,486)
POCT	(127,230,053)	—	(3,677,371)	(130,907,424)
PSEP	(72,868,819)	—	10,137,476	(62,731,343)
UAPR	(19,081,372)	—	9,677,805	(9,403,567)
UAUG	(21,539,683)	—	7,452,663	(14,087,020)
UDEC	(6,639,051)	—	7,472,256	833,205
UFEB	(4,174,150)	—	3,547,696	(626,454)
UJAN	(33,072,574)	—	15,674,253	(17,398,321)
UJUL	(4,186,301)	—	4,909,697	723,396
UJUN	(2,767,789)	—	4,776,692	2,008,903
UMAR	(4,408,403)	—	6,001,908	1,593,505
UMAY	(2,646,786)	—	3,551,241	904,455
UNOV	(12,616,801)	—	(7,375)	(12,624,176)
UOCT	(15,321,834)	—	(679,567)	(16,001,401)
USEP	(11,090,706)	—	1,680,522	(9,410,184)
RBUF	(236,799)	—	(528,352)	(765,151)
KAPR	(3,032,549)	—	4,057,667	1,025,118
KAUG	(87,755)	—	(480,684)	(568,439)
KJAN	(11,022,236)	—	26,835,001	15,812,765
KJUL	(8,241,770)	—	6,709,052	(1,532,718)
KJUN	(33,175)	—	483,809	450,634
KNOV	—	—	(368)	(368)
KOCT	(11,183,968)	—	(1,090,073)	(12,274,041)
KSEP	(19,259)	—	146,159	126,900

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year. At October 31, 2024, the Funds deferred the following qualified late year ordinary losses:

Late Year Ordinary Losses
TFJL	$375,299
TBJL	351,443
BALT	3,825,076
EBUF	12,882
EAPR	544,248
EJAN	1,131,919
EJUL	681,281
EOCT	292,084
ZAUG	136,119
ZJUL	284,633
ZNOV	—
ZOCT	32,439

481

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

Late Year Ordinary Losses
ZSEP	$117,538
AAPR	287,824
AJAN	424,640
TJUL	1,461,602
AJUL	148,213
AOCT	25,235
APOC	35,656
JAJL	392,768
XDQQ	—
QTAP	76,418
QTJA	177,436
QTJL	87,650
QTOC	70,266
NAPR	1,136,496
NAUG	29,038
NJAN	1,476,808
NJUL	1,462,047
NJUN	91,356
NNOV	—
NOCT	948,565
NSEP	38,069
IBUF	10,697
IAPR	1,579,090
IAUG	28,321
IDEC	29,449
IFEB	77,758
IJAN	1,394,551
IJUL	1,146,849
IJUN	73,312
IMAR	81,435
IMAY	39,958
INOV	24,068
IOCT	793,325
ISEP	338,953
QBUF	53,237
APRD	—
JAND	—
JULD	—
OCTD	—
LAPR	—
LJAN	—
LJUL	—
LOCT	—
APRH	—
JANH	—
JULH	—

482

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

Late Year Ordinary Losses
OCTH	$—
APRJ	—
JANJ	—
JULJ	—
OCTJ	—
APRQ	—
JANQ	—
JULQ	—
OCTQ	—
HAPR	—
HJAN	—
HJUL	—
HOCT	—
ZALT	762,514
EALT	378,241
XBAP	533,956
XBJA	601,894
XBJL	671,762
XBOC	455,694
XDAP	42,322
XDJA	55,157
XDJL	58,444
XDOC	40,425
XDSQ	—
XTAP	60,211
XTJA	121,132
XTJL	70,324
XTOC	109,898
BAPR	1,525,023
BAUG	1,157,102
BDEC	908,289
BFEB	1,175,728
BJAN	1,651,509
BJUL	1,633,617
BJUN	777,366
BMAR	1,061,992
BMAY	830,177
BNOV	692,464
BOCT	1,159,902
BSEP	1,038,738
PAPR	5,144,993
PAUG	5,187,143
PDEC	5,208,204
PFEB	4,448,259
PJAN	7,129,471
PJUL	5,766,356

483

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

Late Year Ordinary Losses
PJUN	$3,456,090
PMAR	3,738,367
PMAY	3,367,002
PNOV	4,746,306
POCT	4,313,820
PSEP	4,822,200
UAPR	951,560
UAUG	1,567,336
UDEC	527,510
UFEB	484,543
UJAN	1,146,899
UJUL	684,074
UJUN	477,121
UMAR	725,443
UMAY	385,338
UNOV	306,525
UOCT	639,918
USEP	535,200
RBUF	19,942
KAPR	1,068,319
KAUG	79,252
KJAN	2,585,965
KJUL	961,362
KJUN	33,175
KNOV	—
KOCT	576,211
KSEP	19,259

At October 31, 2024, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

	Indefinite Short-Term	Indefinite Long-Term
TFJL	$4,965,403	$—
TBJL	4,705,480	—
BALT	13,948,100	—
EBUF	32,154	—
EAPR	9,320,197	—
EJAN	10,687,536	—
EJUL	7,638,326	1,077,537
EOCT	—	—
ZAUG	44,854	—
ZJUL	9,712	—
ZNOV	—	—
ZOCT	—	—
ZSEP	2,479	—
AAPR	127,981	—

484

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	Indefinite Short-Term	Indefinite Long-Term
AJAN	$104,941	$ —
TJUL	1,325,515	—
AJUL	705,724	—
AOCT	—	—
APOC	—	—
JAJL	81,783	—
XDQQ	—	—
QTAP	7,042,369	—
QTJA	9,595,440	—
QTJL	6,191,631	—
QTOC	5,281,365	—
NAPR	30,095,050	—
NAUG	2,605	—
NJAN	32,779,636	—
NJUL	38,603,092	—
NJUN	23,390	—
NNOV	—	—
NOCT	19,606,886	—
NSEP	60,863	—
IBUF	60,821	—
IAPR	4,110,882	—
IAUG	—	—
IDEC	—	—
IFEB	1,021	—
IJAN	1,508,412	—
IJUL	500,158	—
IJUN	1,750	—
IMAR	—	—
IMAY	1,546	—
INOV	181,548	—
IOCT	14,245,253	—
ISEP	1,768,753	—
QBUF	252,573	—
APRD	—	—
JAND	—	—
JULD	—	—
OCTD	—	—
LAPR	—	—
LJAN	23,312	—
LJUL	—	—
LOCT	4,415	—
APRH	—	—
JANH	—	—
JULH	—	—
OCTH	—	—
APRJ	—	—
JANJ	—	—

485

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	Indefinite Short-Term	Indefinite Long-Term
JULJ	$—	$ —
OCTJ	—	—
APRQ	—	—
JANQ	—	—
JULQ	—	—
OCTQ	—	—
HAPR	2	—
HJAN	85	—
HJUL	—	—
HOCT	—	—
ZALT	7,089,697	—
EALT	1,688,013	—
XBAP	4,666,246	—
XBJA	8,067,267	—
XBJL	1,533,533	—
XBOC	13,061,769	—
XDAP	1,041,762	—
XDJA	158,519	—
XDJL	160,844	—
XDOC	6,012,187	—
XDSQ	—	—
XTAP	1,233,021	—
XTJA	1,811,335	—
XTJL	2,121,782	—
XTOC	2,175,889	—
BAPR	25,380,342	—
BAUG	16,175,092	—
BDEC	3,465,551	—
BFEB	1,968,762	—
BJAN	20,098,252	—
BJUL	10,797,026	—
BJUN	2,290,041	—
BMAR	2,045,061	—
BMAY	5,962,742	—
BNOV	28,869,818	—
BOCT	34,362,122	—
BSEP	8,897,501	—
PAPR	107,475,182	—
PAUG	44,131,242	—
PDEC	29,794,456	—
PFEB	17,431,536	—
PJAN	58,307,018	—
PJUL	55,468,175	—
PJUN	—	—
PMAR	23,976,453	—
PMAY	8,874,324	—
PNOV	213,963,324	—

486

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	Indefinite Short-Term	Indefinite Long-Term
POCT	$122,916,233	$ —
PSEP	68,046,619	—
UAPR	18,129,812	—
UAUG	19,972,347	—
UDEC	6,111,541	—
UFEB	3,689,607	—
UJAN	31,925,675	—
UJUL	3,502,227	—
UJUN	2,290,668	—
UMAR	3,682,960	—
UMAY	2,261,448	—
UNOV	12,310,275	—
UOCT	14,681,916	—
USEP	10,555,506	—
RBUF	216,857	—
KAPR	1,964,230	—
KAUG	8,503	—
KJAN	8,436,271	—
KJUL	7,280,408	—
KJUN	—	—
KNOV	—	—
KOCT	10,607,757	—
KSEP	—	—

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2024, the following capital loss carryforwards available were utilized:

Capital Loss Carryforwards Utilized
EJAN	$5,598,483
EJUL	5,090,460
EOCT	905,959
XDQQ	5,981,825
QTJL	648,043
NJAN	13,130,892
IAPR	6,863,231
IJAN	10,072,756
IJUL	1,253,027
JULD	71,165
OCTD	14,390
JULH	175,677
OCTH	25,685
JULJ	17,925
OCTJ	21,276
OCTQ	1,943
XBJL	454,179

487

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

Capital Loss Carryforwards Utilized
XDJA	$595,927
XDJL	752,002
XDOC	413,422
XDSQ	2,965,644
XTAP	270,614
XTJL	997,640
BDEC	6,347,619
BFEB	3,939,337
BJAN	32,096,289
BJUN	8,308,951
BMAR	3,281,174
BMAY	5,160,058
PFEB	5,165,458
PJAN	58,585,995
PJUN	18,432,514
PMAR	578,985
PMAY	29,338,699
UFEB	2,982,962
UJAN	15,266,431
UJUN	2,090,070
UMAR	4,397,783
UMAY	4,901,645
KAPR	8,852,570
KJAN	19,274,758
KJUL	6,281,637

All other Funds did not utilize any capital loss carryforwards during the fiscal year or period ended October 31, 2024.
The tax character of the distributions paid by the Funds during the fiscal years ended October 31, 2024 and October 31, 2023 were as follows:

	2024 Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
APRD	$514,143	$ 198,983	$—	$713,126
JAND	215,258	78,596	—	293,854
JULD	303,953	63,468	—	367,421
OCTD	291,307	107,201	38,351	436,859
LAPR	87,613	—	29,719	117,332
LJAN	417,456	—	162,312	579,768
LJUL	30,568	—	10,938	41,506
LOCT	735,995	—	384,786	1,120,781
APRH	1,390,861	462,508	92,364	1,945,733
JANH	387,862	87,730	—	475,592
JULH	1,346,076	302,010	—	1,648,086
OCTH	1,062,394	287,010	99,745	1,449,149
APRJ	1,919,828	529,484	30,654	2,479,966

488

INNOVATOR ETFs TRUST
Notes to Financial Statements
October 31, 2024(Continued)

	2024 Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
JANJ	$853,128	$129,365	$—	$982,493
JULJ	1,334,589	219,971	—	1,554,560
OCTJ	1,192,241	226,849	24,164	1,443,254
APRQ	976,324	113,450	123,719	1,213,493
JANQ	327,062	8,916	—	335,978
JULQ	403,054	59,186	372	462,612
OCTQ	572,001	49,266	40,170	661,437
HAPR	44,091	—	22,674	66,765
HJAN	305,598	—	198,537	504,135
HJUL	22,917	—	8,565	31,482
HOCT	566,757	—	421,974	988,731

	2023 Distributions paid from:
	Net Ordinary Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
APRD	$283,107	$ —	$ 130,166	$56,909	$470,182
JULD	56,707	—	—	34,284	90,991
LOCT	17,869	—	—	18,403	36,272
APRH	879,416	—	200,890	—	1,080,306
JULH	305,873	—	—	164,147	470,020
APRJ	1,370,756	—	296,362	—	1,667,118
JULJ	353,370	—	—	65,989	419,359
APRQ	946,128	—	73,106	—	1,019,234
JULQ	114,234	—	699	—	114,933
HOCT	6,351	—	—	8,763	15,114

All other Funds did not pay any distributions during the fiscal years ended October 31, 2024 and October 31, 2023.
7. SUBSEQUENT EVENT
Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

489

INNOVATOR ETFs TRUST
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Innovator ETFs Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written, of Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly, Innovator 20+ Year Treasury Bond 9 Buffer ETF - July, Innovator Defined Wealth Shield ETF, Innovator Emerging Markets 10 Buffer ETF - Quarterly, Innovator Emerging Markets Power Buffer ETF - April, Innovator Emerging Markets Power Buffer ETF - January, Innovator Emerging Markets Power Buffer ETF - July, Innovator Emerging Markets Power Buffer ETF - October, Innovator Equity Defined Protection ETF - 1 Yr August, Innovator Equity Defined Protection ETF - 1 Yr July, Innovator Equity Defined Protection ETF - 1 Yr November, Innovator Equity Defined Protection ETF - 1 Yr October, Innovator Equity Defined Protection ETF - 1 Yr September, Innovator Equity Defined Protection ETF - 2 Yr to April 2026, Innovator Equity Defined Protection ETF - 2 Yr to January 2026, Innovator Equity Defined Protection ETF - 2 Yr to July 2025, Innovator Equity Defined Protection ETF - 2 Yr to July 2026, Innovator Equity Defined Protection ETF - 2 Yr to October 2026, Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct, Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul, Innovator Growth Accelerated ETF - Quarterly, Innovator Growth Accelerated Plus ETF - April, Innovator Growth Accelerated Plus ETF - January, Innovator Growth Accelerated Plus ETF - July, Innovator Growth Accelerated Plus ETF - October, Innovator Growth-100 Power Buffer ETF - April, Innovator Growth-100 Power Buffer ETF - August, Innovator Growth-100 Power Buffer ETF - January, Innovator Growth-100 Power Buffer ETF - July, Innovator Growth-100 Power Buffer ETF - June, Innovator Growth-100 Power Buffer ETF - November, Innovator Growth-100 Power Buffer ETF - October, Innovator Growth-100 Power Buffer ETF - September, Innovator International Developed 10 Buffer ETF - Quarterly, Innovator International Developed Power Buffer ETF - April, Innovator International Developed Power Buffer ETF - August, Innovator International Developed Power Buffer ETF - December, Innovator International Developed Power Buffer ETF - February, Innovator International Developed Power Buffer ETF - January, Innovator International Developed Power Buffer ETF - July, Innovator International Developed Power Buffer ETF - June, Innovator International Developed Power Buffer ETF - March, Innovator International Developed Power Buffer ETF - May, Innovator International Developed Power Buffer ETF - November, Innovator International Developed Power Buffer ETF - October, Innovator International Developed Power Buffer ETF - September, Innovator Nasdaq-100 10 Buffer ETF - Quarterly, Innovator Premium Income 10 Barrier ETF - April, Innovator Premium Income 10 Barrier ETF - January, Innovator Premium Income 10 Barrier ETF - July, Innovator Premium Income 10 Barrier ETF - October, Innovator Premium Income 15 Buffer ETF - April, Innovator Premium Income 15 Buffer ETF - January, Innovator Premium Income 15 Buffer ETF - July, Innovator Premium Income 15 Buffer ETF - October, Innovator Premium Income 20 Barrier ETF - April, Innovator Premium Income 20 Barrier ETF - January, Innovator Premium Income 20 Barrier ETF - July, Innovator Premium Income 20 Barrier ETF - October, Innovator Premium Income 30 Barrier ETF - April, Innovator Premium Income 30 Barrier ETF - January, Innovator Premium Income 30 Barrier ETF - July, Innovator Premium Income 30 Barrier ETF - October, Innovator Premium Income 40 Barrier ETF - April, Innovator Premium Income 40 Barrier ETF - January, Innovator Premium Income 40 Barrier ETF - July, Innovator Premium Income 40 Barrier ETF - October, Innovator Premium Income 9 Buffer ETF - April, Innovator Premium Income 9 Buffer ETF - January, Innovator Premium Income 9 Buffer ETF - July, Innovator Premium Income 9 Buffer ETF - October, Innovator U.S. Equity 10 Buffer ETF - Quarterly, Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly, Innovator U.S. Equity Accelerated 9 Buffer ETF - April, Innovator U.S. Equity Accelerated 9 Buffer ETF - January, Innovator U.S. Equity Accelerated 9 Buffer ETF - July, Innovator U.S. Equity Accelerated 9 Buffer ETF - October, Innovator U.S. Equity Accelerated ETF - April, Innovator U.S. Equity Accelerated ETF - January, Innovator U.S. Equity Accelerated ETF - July, Innovator U.S. Equity Accelerated ETF - October, Innovator U.S. Equity Accelerated ETF - Quarterly, Innovator U.S. Equity Accelerated Plus ETF - April, Innovator U.S. Equity Accelerated Plus ETF - January, Innovator U.S. Equity Accelerated Plus ETF - July, Innovator U.S. Equity Accelerated Plus ETF - October, Innovator U.S. Equity Buffer ETF - April, Innovator U.S. Equity Buffer ETF - August, Innovator U.S. Equity Buffer ETF - December, Innovator U.S. Equity Buffer ETF - February, Innovator U.S. Equity Buffer ETF - January, Innovator U.S. Equity Buffer ETF - July, Innovator U.S. Equity Buffer ETF - June, Innovator U.S. Equity Buffer ETF - March, Innovator U.S. Equity Buffer ETF - May, Innovator U.S. Equity Buffer ETF - November, Innovator U.S. Equity Buffer ETF - October, Innovator U.S. Equity Buffer ETF - September, Innovator U.S. Equity Power Buffer ETF - April, Innovator U.S. Equity Power Buffer ETF - August, Innovator U.S. Equity Power Buffer ETF - December, Innovator U.S. Equity Power Buffer ETF - February, Innovator U.S. Equity Power Buffer ETF - January, Innovator U.S. Equity Power Buffer ETF - July, Innovator U.S. Equity Power Buffer ETF - June, Innovator

490

INNOVATOR ETFs TRUST
Report of Independent Registered Public Accounting Firm(Continued)
U.S. Equity Power Buffer ETF - March, Innovator U.S. Equity Power Buffer ETF - May, Innovator U.S. Equity Power Buffer ETF - November, Innovator U.S. Equity Power Buffer ETF - October, Innovator U.S. Equity Power Buffer ETF - September, Innovator U.S. Equity Ultra Buffer ETF - April, Innovator U.S. Equity Ultra Buffer ETF - August, Innovator U.S. Equity Ultra Buffer ETF - December, Innovator U.S. Equity Ultra Buffer ETF - February, Innovator U.S. Equity Ultra Buffer ETF - January, Innovator U.S. Equity Ultra Buffer ETF - July, Innovator U.S. Equity Ultra Buffer ETF - June, Innovator U.S. Equity Ultra Buffer ETF - March, Innovator U.S. Equity Ultra Buffer ETF - May, Innovator U.S. Equity Ultra Buffer ETF - November, Innovator U.S. Equity Ultra Buffer ETF - October, Innovator U.S. Equity Ultra Buffer ETF - September, Innovator U.S. Small Cap 10 Buffer ETF - Quarterly, Innovator U.S. Small Cap Power Buffer ETF - April, Innovator U.S. Small Cap Power Buffer ETF - August, Innovator U.S. Small Cap Power Buffer ETF - January, Innovator U.S. Small Cap Power Buffer ETF - July, Innovator U.S. Small Cap Power Buffer ETF - June, Innovator U.S. Small Cap Power Buffer ETF - November, Innovator U.S. Small Cap Power Buffer ETF - October and Innovator U.S. Small Cap Power Buffer ETF - September (the “Funds”), each a series of Innovator ETFs Trust, as of October 31, 2024, the related statements of operations, the statements of changes in net assets, the financial highlights, and the related notes for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Innovator Emerging Markets Power Buffer ETF - July, Innovator Growth-100 Power Buffer ETF - October, Innovator International Developed Power Buffer ETF - July, Innovator U.S. Equity Buffer - July, Innovator U.S. Equity Buffer ETF - April, Innovator U.S. Equity Buffer ETF - August, Innovator U.S. Equity Buffer ETF - January, Innovator U.S. Equity Buffer ETF - June, Innovator U.S. Equity Buffer ETF - November, Innovator U.S. Equity Buffer ETF - October, Innovator U.S. Equity Buffer ETF - September, Innovator U.S. Equity Power Buffer ETF - April, Innovator U.S. Equity Power Buffer ETF - August, Innovator U.S. Equity Power Buffer ETF - January, Innovator U.S. Equity Power Buffer ETF - July, Innovator U.S. Equity Power Buffer ETF - June, Innovator U.S. Equity Power Buffer ETF - November, Innovator U.S. Equity Power Buffer ETF - October, Innovator U.S. Equity Power Buffer ETF - September, Innovator U.S. Equity Ultra Buffer ETF - April, Innovator U.S. Equity Ultra Buffer ETF - August, Innovator U.S. Equity Ultra Buffer ETF - January, Innovator U.S. Equity Ultra Buffer ETF - July, Innovator U.S. Equity Ultra Buffer ETF - June, Innovator U.S. Equity Ultra Buffer ETF - November, Innovator U.S. Equity Ultra Buffer ETF - October, Innovator U.S. Equity Ultra Buffer ETF - September, and Innovator U.S. Small Cap Power Buffer ETF - October
	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022, 2021, and 2020

491

INNOVATOR ETFs TRUST
Report of Independent Registered Public Accounting Firm(Continued)

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Innovator Emerging Markets Power Buffer ETF - January, Innovator Growth-100 Power Buffer ETF - January, Innovator International Developed Power Buffer ETF - January, and
Innovator U.S. Small Cap Power Buffer ETF - January,
	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022 and 2021 and for the period from December 31, 2019 (commencement of operations) through October 31, 2020
Innovator Growth-100 Power Buffer ETF - April and Innovator U.S. Small Cap Power Buffer ETF - April	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022 and 2021 and for the period from March 31, 2020 (commencement of operations) through October 31, 2020
Innovator Growth-100 Power Buffer ETF - July and Innovator U.S. Small Cap Power Buffer ETF - July	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022 and 2021 and for the period from June 30, 2020 (commencement of operations) through October 31, 2020
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly and Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022 and 2021 and for the period from August 17, 2020 (commencement of operations) through October 31, 2020
Innovator U.S. Equity Buffer ETF - December, Innovator U.S. Equity Power Buffer ETF - December, and Innovator U.S. Equity Ultra Buffer ETF - December	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022 and 2021, and for the period from November 29, 2019 (commencement of operations) through October 31, 2020
Innovator U.S. Equity Buffer ETF - February, Innovator U.S. Equity Power Buffer ETF - February, and Innovator U.S. Equity Ultra Buffer ETF - February	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022 and 2021, and for the period from January 31, 2020 (commencement of operations) through October 31, 2020

492

INNOVATOR ETFs TRUST
Report of Independent Registered Public Accounting Firm(Continued)

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Innovator U.S. Equity Buffer ETF - March, Innovator U.S. Equity Power Buffer ETF - March, and Innovator U.S. Equity Ultra Buffer ETF - March	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022 and 2021, and for the period from February 28, 2020 (commencement of operations) through October 31, 2020
Innovator U.S. Equity Buffer ETF - May, Innovator U.S. Equity Power Buffer ETF - May, and Innovator U.S. Equity Ultra Buffer ETF - May	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, 2022 and 2021, and for the period from April 30, 2020 (commencement of operations) through October 31, 2020
Innovator Emerging Markets Power Buffer ETF - April, Innovator Growth Accelerated ETF - Quarterly, Innovator Growth Accelerated Plus ETF - April, Innovator International Developed Power Buffer ETF - April, Innovator U.S. Equity Accelerated 9 Buffer ETF - April, Innovator U.S. Equity Accelerated ETF - April, Innovator U.S. Equity Accelerated ETF - Quarterly, and Innovator U.S. Equity Accelerated Plus ETF - April
	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, and 2022, and for the period from March 31, 2021 (commencement of operations) through October 31, 2021
Innovator Defined Wealth Shield ETF, Innovator Growth Accelerated Plus ETF - July, Innovator U.S. Equity Accelerated 9 Buffer ETF - July, Innovator U.S. Equity Accelerated ETF - July, and Innovator U.S. Equity Accelerated Plus ETF - July
	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, and 2022, and for the period from June 30, 2021 (commencement of operations) through October 31, 2021
Innovator Emerging Markets Power Buffer ETF - October, Innovator Growth Accelerated Plus ETF - October, Innovator International Developed Power Buffer ETF - October, Innovator U.S. Equity Accelerated 9 Buffer ETF - October, Innovator U.S. Equity Accelerated ETF - October, and Innovator U.S. Equity Accelerated Plus ETF - October
	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, and 2022, and for the period from September 30, 2021 (commencement of operations) through October 31, 2021

493

INNOVATOR ETFs TRUST
Report of Independent Registered Public Accounting Firm(Continued)

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Innovator Growth Accelerated Plus ETF - January, Innovator U.S. Equity Accelerated 9 Buffer ETF - January, Innovator U.S. Equity Accelerated ETF - January, and Innovator U.S. Equity Accelerated Plus ETF - January
	For the year ended October 31, 2024	For the years ended October 31, 2024 and 2023	For the years ended October 31, 2024, 2023, and for the period from December 31, 2021 (commencement of operations) through October 31, 2022
Innovator Premium Income 10 Barrier ETF - April, Innovator Premium Income 20 Barrier ETF - April, Innovator Premium Income 30 Barrier ETF - April, and Innovator Premium Income 40 Barrier ETF - April	For the year ended October 31, 2024	For the year ended October 31, 2024, and for the period from March 31, 2023 (commencement of operations) through October 31, 2023
Innovator Premium Income 10 Barrier ETF - July, Innovator Premium Income 20 Barrier ETF - July, Innovator Premium Income 30 Barrier ETF - July, and Innovator Premium Income 40 Barrier ETF - July	For the year ended October 31, 2024	For the year ended October 31, 2024, and for the period from June 30, 2023 (commencement of operations) through October 31, 2023
Innovator Premium Income 10 Barrier ETF - October, Innovator Premium Income 15 Buffer ETF - October, Innovator Premium Income 20 Barrier ETF – October, Innovator Premium Income 30 Barrier ETF - October, Innovator Premium Income 40 Barrier ETF - October, Innovator Premium Income 9 Buffer ETF - October, Innovator U.S. Equity 10 Buffer ETF - Quarterly, and Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly
	For the year ended October 31, 2024	For the year ended October 31, 2024, and for the period from September 29, 2023 (commencement of operations) through October 31, 2023
Innovator Equity Defined Protection ETF - 2 Yr to July 2025	For the year ended October 31, 2024	For the year ended October 31, 2024, and for the period from July 17, 2023 (commencement of operations) through October 31, 2023
Innovator International Developed Power Buffer ETF - September	For the year ended October 31, 2024	For the year ended October 31, 2024, and for the period from August 31, 2023 (commencement of operations) through October 31, 2023
Innovator International Developed Power Buffer ETF - November	For the year ended October 31, 2024	For the year ended October 31, 2024, and for the period from October 31, 2023 (commencement of operations) through October 31, 2023
Innovator International Developed Power Buffer ETF - December	For the period from November 30, 2023 (commencement of operations) through October 31, 2024

494

INNOVATOR ETFs TRUST
Report of Independent Registered Public Accounting Firm(Continued)

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Innovator Equity Defined Protection ETF - 2 Yr to January 2026, Innovator Premium Income 10 Barrier ETF - January, Innovator Premium Income 15 Buffer ETF - January, Innovator Premium Income 20 Barrier ETF - January, Innovator Premium Income 30 Barrier ETF - January, Innovator Premium Income 40 Barrier ETF - January, and Innovator Premium Income 9 Buffer ETF - January
For the period from December 29, 2023 (commencement of operations) through October 31, 2024
Innovator International Developed Power Buffer ETF - February	For the period from January 31, 2024 (commencement of operations) through October 31, 2024
Innovator International Developed Power Buffer ETF - March	For the period from February 29, 2024 (commencement of operations) through October 31, 2024
Innovator Equity Defined Protection ETF - 2 Yr to April 2026, Innovator Premium Income 15 Buffer ETF - April, and Innovator Premium Income 9 Buffer ETF - April	For the period from March 28, 2024 (commencement of operations) through October 31, 2024
Innovator International Developed Power Buffer ETF - May	For the period from April 30, 2024 (commencement of operations) through October 31, 2024
Innovator Growth-100 Power Buffer ETF - June, Innovator International Developed Power Buffer ETF - June, and Innovator U.S. Small Cap Power Buffer ETF - June	For the period from May 31, 2024 (commencement of operations) through October 31, 2024
Innovator Emerging Markets 10 Buffer ETF - Quarterly, Innovator Equity Defined Protection ETF - 1 Yr July, Innovator Equity Defined Protection ETF - 2 Yr to July 2026, Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul, Innovator International Developed 10 Buffer ETF - Quarterly, Innovator Nasdaq-100 10 Buffer ETF - Quarterly, Innovator Premium Income 15 Buffer ETF - July, Innovator Premium Income 9 Buffer ETF - July, and Innovator U.S. Small Cap 10 Buffer ETF - Quarterly
For the period from June 28, 2024 (commencement of operations) through October 31, 2024
Innovator Equity Defined Protection ETF - 1 Yr August, Innovator Growth-100 Power Buffer ETF - August, Innovator International Developed Power Buffer ETF - August, and Innovator U.S. Small Cap Power Buffer ETF - August
For the period from July 31, 2024 (commencement of operations) through October 31, 2024
Innovator Equity Defined Protection ETF - 1 Yr September, Innovator Growth-100 Power Buffer ETF - September, and Innovator U.S. Small Cap Power Buffer ETF - September	For the period from August 30, 2024 (commencement of operations) through October 31, 2024

495

INNOVATOR ETFs TRUST
Report of Independent Registered Public Accounting Firm(Continued)

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Innovator Equity Defined Protection ETF - 1 Yr October, Innovator Equity Defined Protection ETF - 2 Yr to October 2026, and Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct	For the period from September 30, 2024 (commencement of operations) through October 31, 2024
Innovator Equity Defined Protection ETF - 1 Yr November, Innovator Growth-100 Power Buffer ETF - November, and Innovator U.S. Small Cap Power Buffer ETF - November	For the period from October 31, 2024 (commencement of operations) through October 31, 2024

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Innovator Capital Management, LLC’s investment companies since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 27, 2024

496

INNOVATOR ETFs TRUST
Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:
Innovator U.S. Equity Buffer ETF - January, February, March, April, May, June, July, August, September, October, November, December
Innovator U.S. Equity Power Buffer ETF - January, February, March, April, May, June, July, August, September, October, November, December
Innovator U.S. Equity Ultra Buffer ETF - January, February, March, April, May, June, July, August, September, October, November, December
Innovator Premium Income 10 Barrier ETF - January, April, July, October
Innovator Premium Income 20 Barrier ETF - January, April, July, October
Innovator Premium Income 30 Barrier ETF - January, April, July, October
Innovator Premium Income 40 Barrier ETF - January, April, July, October
Innovator International Developed Power Buffer ETF - January, April, July, October
Innovator Emerging Markets Power Buffer ETF - January, April, July, October
Innovator Growth-100 Power Buffer ETF - January, April, July, October
Innovator U.S. Small Cap Power Buffer ETF - January, April, July, October
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
Innovator U.S. Equity Accelerated ETF - January, April, July, October
Innovator U.S. Equity Accelerated Plus ETF - January, April, July, October
Innovator U.S. Equity Accelerated 9 Buffer ETF - January, April, July, October
Innovator Growth Accelerated Plus ETF - January, April, July, October
Innovator Defined Wealth Shield ETF
Innovator U.S. Equity Accelerated ETF - Quarterly
Innovator Growth Accelerated ETF - Quarterly
At a quarterly Board meeting held on June 13, 2024, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator U.S. Equity Buffer ETF - January, February, March, April, May, June, July, August, September, October, November, December, Innovator U.S. Equity Power Buffer ETF - January, February, March, April, May, June, July, August, September, October, November, December, Innovator U.S. Equity Ultra Buffer ETF - January, February, March, April, May, June, July, August, September, October, November, December, Innovator Premium Income 10 Barrier ETF - January, April, July, October, Innovator Premium Income 20 Barrier ETF - January, April, July, October, Innovator Premium Income 30 Barrier ETF - January, April, July, October, Innovator Premium Income 40 Barrier ETF - January, April, July, October, Innovator International Developed Power Buffer ETF - January, April, July, October, Innovator Emerging Markets Power Buffer ETF - January, April, July, October, Innovator Growth-100 Power Buffer ETF - January, April, July, October, Innovator U.S. Small Cap Power Buffer ETF - January, April, July, October, Innovator 20+ Year Treasury Bond 9 Buffer ETF - July, Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly, Innovator U.S. Equity Accelerated ETF - January, April, July, October, Innovator U.S. Equity Accelerated Plus ETF - January, April, July, October, Innovator U.S. Equity Accelerated 9 Buffer ETF - January, April, July, October, Innovator Growth Accelerated Plus ETF - January, April, July, October, Innovator Defined Wealth Shield ETF, Innovator U.S. Equity Accelerated ETF - Quarterly, and Innovator Growth Accelerated ETF - Quarterly, (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), for an additional year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory

497

INNOVATOR ETFs TRUST
Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)(Continued)
contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.
In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser is responsible for the overall management and administration of the Funds and reviewed all of the services provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser oversees Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent, and quality of the services provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.
The Board considered the historical investment performance of each of the Funds (where applicable) for the respective one-, three-, and five-year periods ended March 31, 2024 including NAV, market, and respective index returns.The Board considered the unitary fee rate or management fee rate, as applicable, currently paid by each Fund under the investment management agreement for the services provided.
The Board noted that the Adviser is responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable.
In light of the information considered and the nature, extent and quality of the services provided to the Funds under the agreements, the Board determined that the unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.
The Board noted that the unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

498

INNOVATOR ETFs TRUST
Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)(Continued)
The Board reviewed profitability information in connection with the Funds.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

499

INNOVATOR ETFs TRUST
Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:
Innovator Equity Defined Protection ETF - 2 Yr to July 2026
Innovator International Developed Power Buffer ETF - June
Innovator International Developed Power Buffer ETF - August
At a quarterly Board meeting held on June 16, 2023, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Equity Defined Protection ETF - 2 Yr to July 2026 and Innovator International Developed Power Buffer ETF - June & August (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.
In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.
Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

500

INNOVATOR ETFs TRUST
Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)(Continued)
The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, IJUN and IAUG would pay the Adviser a unitary fee equal to an annual rate of 0.85% of its average daily net assets, and AJUL would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub-advisory fee based on each Fund’s assets under management at a maximum rate of 0.12%.
The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.
The Board noted that the proposed unitary fee for each of the Funds was structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.
Because the Funds have not yet commenced operations and the actual asset base of the Funds has not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

501

INNOVATOR ETFs TRUST
Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:
Innovator Premium Income 9 Buffer ETF - July
Innovator Premium Income 15 Buffer ETF - July
At a quarterly Board meeting held on September 11, 2023, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Premium Income 9 Buffer ETF - July and Innovator Premium Income 15 Buffer ETF - July (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub- Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.
In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.
Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.
The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would

502

INNOVATOR ETFs TRUST
Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)(Continued)
pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub-advisory fee based on each Fund's assets under management at a maximum rate of 0.12%.
The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.
The Board noted that the proposed unitary fee for each of the Funds was structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.
Because the Funds have not yet commenced operations and the actual asset base of the Funds has not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

503

INNOVATOR ETFs TRUST
Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUND:
Innovator Equity Defined Protection ETF - 2 Yr to October 2026
At a quarterly Board meeting held on December 13, 2023, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Equity Defined Protection ETF - 2 Yr to October 2026 (the “Fund”), and the Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub- Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by the Fund as compared to fees charged to peer groups of the Fund and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Fund as compared to expense ratios of the funds in the Fund’s peer group; the nature of the expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from the Fund’s perspective as well as from the perspective of the Fund’s shareholders.
In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Adviser to the Fund, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Adviser and Milliman under the agreements were expected to be satisfactory.
Since the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund.
The Board considered the proposed unitary fee rate payable by the Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay

504

INNOVATOR ETFs TRUST
Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)(Continued)
the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Adviser would pay Milliman an annual sub-advisory fee based on the Fund's assets under management at a maximum rate of 0.12%.
The Board noted that the Adviser would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Fund showing the advisory fee rates and expense ratios of the funds comprising of the Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the agreements, the Board determined that the proposed unitary fee for the Fund, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.
The Board noted that the proposed unitary fee for the Fund were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.
Because the Fund has not yet commenced operations and the actual asset base of the Fund has not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

505

INNOVATOR ETFs TRUST
Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:
Innovator Growth-100 Power Buffer ETF - June
Innovator Growth-100 Power Buffer ETF - August
Innovator Growth-100 Power Buffer ETF - September
Innovator Growth-100 Power Buffer ETF - November
Innovator U.S. Small Cap Power Buffer ETF - June
Innovator U.S. Small Cap Power Buffer ETF - August
Innovator U.S. Small Cap Power Buffer ETF - September
Innovator U.S. Small Cap Power Buffer ETF - November
At a special Board meeting held on April 24, 2024, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Growth-100 Power Buffer ETF - June, Innovator U.S. Small Cap Power Buffer ETF - June, Innovator Growth-100 Power Buffer ETF - August, Innovator U.S. Small Cap Power Buffer ETF - August, Innovator Growth-100 Power Buffer ETF - September, Innovator U.S. Small Cap Power Buffer ETF - September, Innovator Growth-100 Power Buffer ETF - November, and Innovator U.S. Small Cap Power Buffer ETF - November (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub- Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.
In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance

506

INNOVATOR ETFs TRUST
Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)(Continued)
with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.
Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.
The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub-advisory fee based on each Fund’s assets under management at a maximum rate of 0.12%.
The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.
The Board noted that the proposed unitary fee for each of the Funds was structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.
Because the Funds have not yet commenced operations and the actual asset base of the Funds has not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

507

INNOVATOR ETFs TRUST
Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct
Innovator Equity Defined Protection ETF - 1 Yr July
Innovator Equity Defined Protection ETF - 1 Yr October
Innovator Nasdaq-100 10 Buffer ETF - Quarterly
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly
Innovator International Developed 10 Buffer ETF - Quarterly
Innovator Emerging Markets 10 Buffer ETF - Quarterly
At a quarterly Board meeting held on June 13, 2024, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Equity Defined Protection ETF - 1 Yr July, Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul, Innovator Nasdaq-100 10 Buffer ETF - Quarterly, Innovator U.S. Small Cap 10 Buffer ETF - Quarterly, Innovator International Developed 10 Buffer ETF - Quarterly, Innovator Emerging Markets 10 Buffer ETF - Quarterly, Innovator Equity Defined Protection ETF - 1 Yr October, and Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub- Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.
In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance

508

INNOVATOR ETFs TRUST
Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)(Continued)
with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.
Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.
The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, IBUF would pay the Adviser a unitary fee equal to an annual rate of 0.85% of its average daily net assets, EBUF would pay the Adviser a unitary fee equal to an annual rate of 0.89% of its average daily net assets, and ZJUL, JAJL, QBUF, RBUF, ZOCT and APOC would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub-advisory fee based on each Fund’s assets under management at a maximum rate of 0.12%.
The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.
The Board noted that the proposed unitary fee for each of the Funds was structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.
Because the Funds have not yet commenced operations and the actual asset base of the Funds has not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

509

INNOVATOR ETFs TRUST
Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)
BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:
Innovator Equity Defined Protection ETF - 1 Yr August
Innovator Equity Defined Protection ETF - 1 Yr September
Innovator Equity Defined Protection ETF - 1 Yr November
At a special Board meeting held on July 22, 2024, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Equity Defined Protection ETF - 1 Yr August, Innovator Equity Defined Protection ETF - 1 Yr September, and Innovator Equity Defined Protection ETF - 1 Yr November, (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub- Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.
In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.
Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

510

INNOVATOR ETFs TRUST
Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)(Continued)
The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub-advisory fee based on each Fund’s assets under management at a maximum rate of 0.12%.
The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.
The Board noted that the proposed unitary fee for each of the Funds was structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.
Because the Funds have not yet commenced operations and the actual asset base of the Funds has not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis, and individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

511

INNOVATOR ETFs TRUST
Additional Information (Unaudited)
1. INFORMATION ABOUT PROSPECTUS
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.
2. PROXY VOTING POLICIES AND PROCEDURES
The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov. Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.
3. INFORMATION ABOUT PORTFOLIO SECURITIES
Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
4. HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS
In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding). If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386- 3890) to change the status of your existing account. You may change your status at any time.
5. ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS
You may choose to receive a Fund’s prospectus and annual and semi-annual reports electronically. To sign up for electronic delivery, visit www.icsdelivery. com and select the first letter of your brokerage firm’s name. Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.
6. TAX NOTICE
For the fiscal year ended October 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
For the taxable year ended October 31, 2024, the percentage of ordinary income dividends paid by the Funds that qualify for the dividends received deduction available to corporations was 0.00%.
For the taxable year ended October 31, 2024, the percentage of ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c) were, respectively:

% of Ordinary Income Distributions designated as Short-Term Capital Gain Distributions
TFJL	0.00%
TBJL	0.00%
BALT	0.00%
EBUF	0.00%

512

INNOVATOR ETFs TRUST
Additional Information (Unaudited)(Continued)

% of Ordinary Income Distributions designated as Short-Term Capital Gain Distributions
EAPR	0.00%
EJAN	0.00%
EJUL	0.00%
EOCT	0.00%
ZAUG	0.00%
ZJUL	0.00%
ZNOV	0.00%
ZOCT	0.00%
ZSEP	0.00%
AAPR	0.00%
AJAN	0.00%
TJUL	0.00%
AJUL	0.00%
AOCT	0.00%
APOC	0.00%
JAJL	0.00%
XDQQ	0.00%
QTAP	0.00%
QTJA	0.00%
QTJL	0.00%
QTOC	0.00%
NAPR	0.00%
NAUG	0.00%
NJAN	0.00%
NJUL	0.00%
NJUN	0.00%
NNOV	0.00%
NOCT	0.00%
NSEP	0.00%
IBUF	0.00%
IAPR	0.00%
IAUG	0.00%
IDEC	0.00%
IFEB	0.00%
IJAN	0.00%
IJUL	0.00%
IJUN	0.00%
IMAR	0.00%
IMAY	0.00%
INOV	0.00%
IOCT	0.00%
ISEP	0.00%
QBUF	0.00%
APRD	30.22%
JAND	27.55%
JULD	29.51%

513

INNOVATOR ETFs TRUST
Additional Information (Unaudited)(Continued)

% of Ordinary Income Distributions designated as Short-Term Capital Gain Distributions
OCTD	24.55%
LAPR	0.00%
LJAN	0.00%
LJUL	0.00%
LOCT	0.00%
APRH	19.72%
JANH	20.55%
JULH	22.55%
OCTH	18.05%
APRJ	12.95%
JANJ	13.04%
JULJ	15.50%
OCTJ	12.87%
APRQ	6.12%
JANQ	7.41%
JULQ	9.21%
OCTQ	5.84%
HAPR	0.00%
HJAN	0.00%
HJUL	3.31%
HOCT	0.00%
ZALT	0.00%
EALT	0.00%
XBAP	0.00%
XBJA	0.00%
XBJL	0.00%
XBOC	0.00%
XDAP	0.00%
XDJA	0.00%
XDJL	0.00%
XDOC	0.00%
XDSQ	0.00%
XTAP	0.00%
XTJA	0.00%
XTJL	0.00%
XTOC	0.00%
BAPR	0.00%
BAUG	0.00%
BDEC	0.00%
BFEB	0.00%
BJAN	0.00%
BJUL	0.00%
BJUN	0.00%
BMAR	0.00%
BMAY	0.00%
BNOV	0.00%

514

INNOVATOR ETFs TRUST
Additional Information (Unaudited)(Continued)

% of Ordinary Income Distributions designated as Short-Term Capital Gain Distributions
BOCT	0.00%
BSEP	0.00%
PAPR	0.00%
PAUG	0.00%
PDEC	0.00%
PFEB	0.00%
PJAN	0.00%
PJUL	0.00%
PJUN	0.00%
PMAR	0.00%
PMAY	0.00%
PNOV	0.00%
POCT	0.00%
PSEP	0.00%
UAPR	0.00%
UAUG	0.00%
UDEC	0.00%
UFEB	0.00%
UJAN	0.00%
UJUL	0.00%
UJUN	0.00%
UMAR	0.00%
UMAY	0.00%
UNOV	0.00%
UOCT	0.00%
USEP	0.00%
RBUF	0.00%
KAPR	0.00%
KAUG	0.00%
KJAN	0.00%
KJUL	0.00%
KJUN	0.00%
KNOV	0.00%
KOCT	0.00%
KSEP	0.00%

515

The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

516

INVESTMENT ADVISOR
Innovator Capital Management, LLC
200 West Front Street
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Milliman Financial Risk Management, LLC
71 South Wacker Drive, 31st Floor
Chicago, IL 60606
ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street, 27th Floor
Chicago, IL 60606
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Innovator ETFs Trust

By (Signature and Title)*	/s/ Bruce Bond
Bruce Bond, Principal Executive Officer

Date	January 03, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce Bond
Bruce Bond, Principal Executive Officer

Date	January 03, 2025

By (Signature and Title)*	/s/ Kathleen Meyer
Kathleen Meyer, Principal Financial Officer

Date	January 03, 2025

* Print the name and title of each signing officer under his or her signature.